UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-07238
SUNAMERICA SERIES TRUST

(Exact name of registrant as specified in charter)

1 SunAmerica Center, Los Angeles, CA	90067-6022

(Address of principal executive offices)	(Zip code)
John T. Genoy
Senior Vice President
SunAmerica Asset Management Corp.
Harborside Financial Center,
3200 Plaza 5
Jersey City, NJ 07311

(Name and address of agent for service)
Registrant’s telephone number, including area code: (201) 324-6414
Date of fiscal year end: January 31
Date of reporting period: January 31, 2010

Item 1.   Reports to Stockholders
This filing is on behalf of thirty-one of the thirty-five Investment Company Series of SunAmerica Series Trust.

SunAmerica Series Trust

Annual Report

January 31, 2010

Table of Contents

Shareholder Letter	1
Expense Example	2
Money Market
Cash Management Portfolio (Columbia Management Advisors, LLC)	7
Bonds
Corporate Bond Portfolio (Federated Investment Management Company)	11
Global Bond Portfolio (Goldman Sachs Asset Management International)	36
High-Yield Bond Portfolio (SunAmerica Asset Management Corp.)	46
Total Return Bond Portfolio (Pacific Investment Management LLC (PIMCO))	62
Balanced
Balanced Portfolio (J.P. Morgan Investment Management, Inc.)	75
MFS Total Return Portfolio (Massachusetts Financial Services Company)	90
Equity/Specialty
Telecom Utility Portfolio (Massachusetts Financial Services Company)	104
Equity Index Portfolio (FAF Advisors, Inc.)	108
Growth-Income Portfolio (AllianceBernstein L.P.)	119
Equity Opportunities Portfolio (OppenheimerFunds, Inc.)	123
Davis Venture Value Portfolio (Davis Selected Advisers, L.P. (dba — Davis Advisors))	127
“Dogs” of Wall Street Portfolio (SunAmerica Asset Management Corp.)	131
Alliance Growth Portfolio (AllianceBernstein L.P.)	134
Capital Growth Portfolio (OppenheimerFunds, Inc.)	137
MFS Massachusetts Investors Trust Portfolio (Massachusetts Financial Services Company)	141
Fundamental Growth Portfolio (Wells Capital Management, Incorporated)	145
Blue Chip Growth Portfolio (SunAmerica Asset Management Corp.)	148
Real Estate Portfolio (Davis Selected Advisers, L.P. (dba — Davis Advisors))	152
Small Company Value Portfolio (Franklin Advisory Services, LLC)	155
Mid-Cap Growth Portfolio (J.P. Morgan Investment Management, Inc.)	159
Aggressive Growth Portfolio (Wells Capital Management, Incorporated)	163
Growth Opportunities Portfolio (Morgan Stanley Investment Management, Inc. (dba — Van Kampen))	167
Marsico Focused Growth Portfolio (Marsico Capital Management, LLC)	171
Technology Portfolio (Columbia Management Advisors, LLC)	174
Small & Mid Cap Value Portfolio (AllianceBernstein L.P.)	177
International
International Growth and Income Portfolio (Putnam Investment Management, LLC)	181
Global Equities Portfolio (J.P. Morgan Investment Management, Inc.)	186
International Diversified Equities Portfolio (Morgan Stanley Investment Management, Inc. (dba — Van Kampen))	192
Emerging Markets Portfolio (Putnam Investment Management, LLC)	205
Foreign Value Portfolio (Templeton Investment Counsel, LLC)	209
Statement of Assets and Liabilities	212
Statement of Operations	224
Statement of Changes in Net Assets	230
Notes to Financial Statements	241
Financial Highlights	281
Report of Independent Public Accounting Firm	300
Approval of Advisory Agreements	301
Trustee and Officer Information	311
Shareholder Tax Information	314
Comparisons: Portfolio vs. Indexes	317

(Unaudited)

Dear SunAmerica Series Trust Investor:

We are pleased to present the annual report for the SunAmerica Series Trust, one of the underlying trusts for the variable products issued by our life companies. The report provides information about all of the portfolios in your variable contract with the exception of those that may be a part of the separate Anchor Series Trust, American Fund Insurance Series, Van Kampen Life Insurance Trust, WM Variable Trust, Lord Abbett Series Fund, BB&T Variable Insurance Funds, Franklin Templeton Variable Insurance Products Trust and the Columbia Variable Insurance Trusts. Investors in those portfolios will receive separate and complete reports.

This report contains the investment portfolio information and the financial statements of the SunAmerica Series Trust portfolios for the reporting period ended January 31, 2010. The report may also contain information on portfolios not currently available in your variable contract.

If you have any questions regarding your variable annuity, please contact your investment representative, or you may contact us directly at 1-800-445-SUN2.

Thank you.

Sincerely,

Jay S. Wintrob
Chief Executive Officer
SunAmerica Annuity and Life Assurance Company
First SunAmerica Life Insurance Company

March 8, 2010

Note: All performance figures quoted are for the SunAmerica Series Trust. They do not reflect fees and charges associated with the variable product. For performance figures current as of the most recent month-end reflecting fees and charges associated with the variable product, please visit www.sunamerica.com. Annuity products are long-term investment vehicles designed for retirement purposes. Early withdrawal may be subject to withdrawal charges and if taken prior to age 59 1/2, a 10% federal tax penalty may apply. Past performance is no guarantee of future results.

Investments in stocks and bonds are subject to risk, including stock market and interest rate fluctuations. Investments that concentrate on one economic sector or geographic region are generally subject to greater volatility than more diverse investments. Technology companies are generally subject to additional risks. They may be affected by short product cycles, aggressive pricing of products and services, competition from new market entrants and obsolescence of existing technology. As a result, a technology portfolio’s returns may be considerably more volatile than a fund that does not invest in technology companies. International investing involves special risks, such as foreign taxation, currency risks, risks associated with possible differences in financial standards and other monetary and political risks associated with future political and economic developments. Investments in high-yield bonds have a higher degree of risk than investment in investment grade bonds. Changes in economic conditions or other circumstances may adversely affect a high-yield bond issuer’s ability to make principal and interest payments. Money market instruments generally offer stability and income, but an investment in these securities, like investments in other portfolios, are not guaranteed by the U.S. government or any other federal government entity.

SUNAMERICA SERIES TRUST EXPENSE EXAMPLE	January 31, 2010 (unaudited)

Disclosure of Portfolio Expenses in Shareholder Reports

As a shareholder of a Portfolio in the SunAmerica Series Trust (the “Trust”), you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at August 1, 2009 and held until January 31, 2010. Shares of the Trust are not offered directly to the public. Instead, shares are currently issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies (“Variable Contracts”) offered by life insurance companies affiliated with SunAmerica Asset Management Corp., the Trust’s investment adviser and manager. The fees and expenses associated with the Variable Contracts are not included in these Examples, and had such fees and expenses been included your costs would have been higher. Please see your variable contract prospectus for more details on the fees associated with the variable contract.

Actual Expenses

The “Actual” section of the table provides information about your actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled “Expenses Paid During The Six Months Ended January 31, 2010” to estimate the expenses you paid on your account during this period. The “Expenses Paid During The Six Months Ended January 31, 2010” column and the “Expense Ratio as of January 31, 2010” column do not include fees and expenses that may be charged by the Variable Contracts, in which the Portfolios are offered. Had these fees and expenses been included, the “Expenses Paid During The Six Months Ended January 31, 2010” would have been higher and the “Ending Account Value” would have been lower.

Hypothetical Example for Comparison Purposes

The “Hypothetical” section of the table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The “Expenses Paid During The Six Months Ended January 31, 2010” column and the “Expense Ratio as of January 31, 2010” column do not include fees and expenses that may be charged by the Variable Contracts, in which the Portfolios are offered. Had these fees and expenses been included, the “Expenses Paid During The Six Months Ended January 31, 2010” would have been higher and the “Ending Account Value” would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts. Please refer to your variable contract prospectus for more information. Therefore, the “Hypothetical” example is useful in comparing ongoing costs and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses were included, your costs would have been higher.

SUNAMERICA SERIES TRUST EXPENSE EXAMPLE (continued)	January 31, 2010 (unaudited)

	Actual			Hypothetical
					Ending
					Account Value
		Ending	Expenses Paid		Using a	Expenses Paid
		Account Value	During the		Hypothetical	During the
	Beginning	Using Actual	Six Months	Beginning	5% Assumed	Six Months	Expense
	Account Value	Return at	Ended	Account Value	Return at	Ended	Ratio as of
	at August 1,	January 31,	January 31,	at August 1,	January 31,	January 31,	January 31,
Portfolio	2009	2010	2010*	2009	2010	2010*	2010*

Cash Management
Class 1	$1,000.00	$999.48	$2.52	$1,000.00	$1,022.68	$2.55	0.50%
Class 2	$1,000.00	$998.85	$3.27	$1,000.00	$1,021.93	$3.31	0.65%
Class 3	$1,000.00	$998.79	$3.78	$1,000.00	$1,021.42	$3.82	0.75%
Corporate Bond
Class 1	$1,000.00	$1,102.29	$3.13	$1,000.00	$1,022.23	$3.01	0.59%
Class 2	$1,000.00	$1,100.97	$3.92	$1,000.00	$1,021.48	$3.77	0.74%
Class 3	$1,000.00	$1,100.25	$4.45	$1,000.00	$1,020.97	$4.28	0.84%
Global Bond
Class 1	$1,000.00	$1,043.03	$3.50	$1,000.00	$1,021.78	$3.47	0.68%
Class 2	$1,000.00	$1,042.67	$4.27	$1,000.00	$1,021.02	$4.23	0.83%
Class 3	$1,000.00	$1,041.88	$4.79	$1,000.00	$1,020.52	$4.74	0.93%
High-Yield Bond
Class 1	$1,000.00	$1,134.60	$3.87	$1,000.00	$1,021.58	$3.67	0.72%
Class 2	$1,000.00	$1,133.04	$4.68	$1,000.00	$1,020.82	$4.43	0.87%
Class 3	$1,000.00	$1,132.20	$5.21	$1,000.00	$1,020.32	$4.94	0.97%
Total Return Bond
Class 1	$1,000.00	$1,050.22	$3.51	$1,000.00	$1,021.78	$3.47	0.68%
Class 2	$1,000.00	$1,049.08	$4.29	$1,000.00	$1,021.02	$4.23	0.83%
Class 3	$1,000.00	$1,048.43	$4.80	$1,000.00	$1,020.52	$4.74	0.93%
Balanced@
Class 1	$1,000.00	$1,081.69	$4.41	$1,000.00	$1,020.97	$4.28	0.84%
Class 2	$1,000.00	$1,080.97	$5.19	$1,000.00	$1,020.21	$5.04	0.99%
Class 3	$1,000.00	$1,080.02	$5.71	$1,000.00	$1,019.71	$5.55	1.09%
MFS Total Return@
Class 1	$1,000.00	$1,072.28	$3.71	$1,000.00	$1,021.63	$3.62	0.71%
Class 2	$1,000.00	$1,071.43	$4.49	$1,000.00	$1,020.87	$4.38	0.86%
Class 3	$1,000.00	$1,070.44	$5.01	$1,000.00	$1,020.37	$4.89	0.96%
Telecom Utility@
Class 1	$1,000.00	$1,084.85	$5.62	$1,000.00	$1,019.81	$5.45	1.07%
Class 2	$1,000.00	$1,084.34	$6.41	$1,000.00	$1,019.06	$6.21	1.22%
Class 3	$1,000.00	$1,083.38	$6.93	$1,000.00	$1,018.55	$6.72	1.32%
Equity Index#
Class 1	$1,000.00	$1,095.25	$2.90	$1,000.00	$1,022.43	$2.80	0.55%
Growth-Income@
Class 1	$1,000.00	$1,064.86	$3.75	$1,000.00	$1,021.58	$3.67	0.72%
Class 2	$1,000.00	$1,064.19	$4.53	$1,000.00	$1,020.82	$4.43	0.87%
Class 3	$1,000.00	$1,063.60	$5.05	$1,000.00	$1,020.32	$4.94	0.97%
Equity Opportunities
Class 1	$1,000.00	$1,087.21	$5.00	$1,000.00	$1,020.42	$4.84	0.95%
Class 2	$1,000.00	$1,086.42	$5.78	$1,000.00	$1,019.66	$5.60	1.10%
Class 3	$1,000.00	$1,085.22	$6.31	$1,000.00	$1,019.16	$6.11	1.20%
Davis Venture Value@
Class 1	$1,000.00	$1,115.28	$4.11	$1,000.00	$1,021.32	$3.92	0.77%
Class 2	$1,000.00	$1,114.53	$4.90	$1,000.00	$1,020.57	$4.69	0.92%
Class 3	$1,000.00	$1,113.49	$5.43	$1,000.00	$1,020.06	$5.19	1.02%
“Dogs” of Wall Street
Class 1	$1,000.00	$1,115.66	$4.16	$1,000.00	$1,021.27	$3.97	0.78%
Class 2	$1,000.00	$1,117.08	$4.96	$1,000.00	$1,020.52	$4.74	0.93%
Class 3	$1,000.00	$1,115.88	$5.49	$1,000.00	$1,020.01	$5.24	1.03%
Alliance Growth@
Class 1	$1,000.00	$1,073.73	$3.61	$1,000.00	$1,021.73	$3.52	0.69%
Class 2	$1,000.00	$1,072.93	$4.39	$1,000.00	$1,020.97	$4.28	0.84%
Class 3	$1,000.00	$1,072.20	$4.91	$1,000.00	$1,020.47	$4.79	0.94%
Capital Growth#
Class 1	$1,000.00	$1,079.94	$5.30	$1,000.00	$1,020.11	$5.14	1.01%
Class 2	$1,000.00	$1,079.06	$6.08	$1,000.00	$1,019.36	$5.90	1.16%
Class 3	$1,000.00	$1,077.94	$6.60	$1,000.00	$1,018.85	$6.41	1.26%

SUNAMERICA SERIES TRUST EXPENSE EXAMPLE (continued)	January 31, 2010 (unaudited)

	Actual			Hypothetical
					Ending
					Account Value
		Ending	Expenses Paid		Using a	Expenses Paid
		Account Value	During the		Hypothetical	During the
	Beginning	Using Actual	Six Months	Beginning	5% Assumed	Six Months	Expense
	Account Value	Return at	Ended	Account Value	Return at	Ended	Ratio as of
	at August 1,	January 31,	January 31,	at August 1,	January 31,	January 31,	January 31,
Portfolio	2009	2010	2010*	2009	2010	2010*	2010*

MFS Massachusetts Investors Trust@
Class 1	$1,000.00	$1,092.50	$4.17	$1,000.00	$1,021.22	$4.02	0.79%
Class 2	$1,000.00	$1,091.81	$4.96	$1,000.00	$1,020.47	$4.79	0.94%
Class 3	$1,000.00	$1,091.05	$5.48	$1,000.00	$1,019.96	$5.30	1.04%
Fundamental Growth#@
Class 1	$1,000.00	$1,071.60	$4.91	$1,000.00	$1,020.47	$4.79	0.94%
Class 2	$1,000.00	$1,071.25	$5.69	$1,000.00	$1,019.71	$5.55	1.09%
Class 3	$1,000.00	$1,070.78	$6.21	$1,000.00	$1,019.21	$6.06	1.19%
Blue Chip Growth#
Class 1	$1,000.00	$1,081.44	$4.46	$1,000.00	$1,020.92	$4.33	0.85%
Class 2	$1,000.00	$1,079.74	$5.24	$1,000.00	$1,020.16	$5.09	1.00%
Class 3	$1,000.00	$1,080.69	$5.77	$1,000.00	$1,019.66	$5.60	1.10%
Real Estate
Class 1	$1,000.00	$1,226.95	$4.77	$1,000.00	$1,020.92	$4.33	0.85%
Class 2	$1,000.00	$1,225.05	$5.61	$1,000.00	$1,020.16	$5.09	1.00%
Class 3	$1,000.00	$1,225.74	$6.17	$1,000.00	$1,019.66	$5.60	1.10%
Small Company Value
Class 1	$1,000.00	$1,075.52	$5.75	$1,000.00	$1,019.66	$5.60	1.10%
Class 3	$1,000.00	$1,074.21	$7.06	$1,000.00	$1,018.40	$6.87	1.35%
Mid-Cap Growth@
Class 1	$1,000.00	$1,115.43	$4.69	$1,000.00	$1,020.77	$4.48	0.88%
Class 2	$1,000.00	$1,115.49	$5.49	$1,000.00	$1,020.01	$5.24	1.03%
Class 3	$1,000.00	$1,114.78	$6.02	$1,000.00	$1,019.51	$5.75	1.13%
Aggressive Growth@
Class 1	$1,000.00	$1,153.69	$5.43	$1,000.00	$1,020.16	$5.09	1.00%
Class 2	$1,000.00	$1,154.64	$6.25	$1,000.00	$1,019.41	$5.85	1.15%
Class 3	$1,000.00	$1,153.85	$6.84	$1,000.00	$1,018.85	$6.41	1.26%
Growth Opportunities@
Class 1	$1,000.00	$1,076.17	$4.81	$1,000.00	$1,020.57	$4.69	0.92%
Class 2	$1,000.00	$1,073.12	$5.59	$1,000.00	$1,019.81	$5.45	1.07%
Class 3	$1,000.00	$1,075.70	$6.12	$1,000.00	$1,019.31	$5.96	1.17%
Marsico Focused Growth@
Class 1	$1,000.00	$1,092.12	$5.17	$1,000.00	$1,020.27	$4.99	0.98%
Class 2	$1,000.00	$1,092.52	$5.96	$1,000.00	$1,019.51	$5.75	1.13%
Class 3	$1,000.00	$1,091.70	$6.48	$1,000.00	$1,019.00	$6.26	1.23%
Technology#
Class 1	$1,000.00	$1,073.89	$6.27	$1,000.00	$1,019.16	$6.11	1.20%
Class 2	$1,000.00	$1,069.65	$6.99	$1,000.00	$1,018.45	$6.82	1.34%
Class 3	$1,000.00	$1,075.38	$7.59	$1,000.00	$1,017.90	$7.38	1.45%
Small & Mid Cap Value@
Class 2	$1,000.00	$1,154.83	$6.25	$1,000.00	$1,019.41	$5.85	1.15%
Class 3	$1,000.00	$1,154.10	$6.79	$1,000.00	$1,018.90	$6.36	1.25%
International Growth and Income#@
Class 1	$1,000.00	$1,051.44	$5.17	$1,000.00	$1,020.16	$5.09	1.00%
Class 2	$1,000.00	$1,051.31	$5.95	$1,000.00	$1,019.41	$5.85	1.15%
Class 3	$1,000.00	$1,051.44	$6.46	$1,000.00	$1,018.90	$6.36	1.25%
Global Equities
Class 1	$1,000.00	$1,069.72	$5.48	$1,000.00	$1,019.91	$5.35	1.05%
Class 2	$1,000.00	$1,068.15	$6.26	$1,000.00	$1,019.16	$6.11	1.20%
Class 3	$1,000.00	$1,069.03	$6.78	$1,000.00	$1,018.65	$6.61	1.30%
International Diversified Equities
Class 1	$1,000.00	$1,041.34	$5.15	$1,000.00	$1,020.16	$5.09	1.00%
Class 2	$1,000.00	$1,039.86	$5.91	$1,000.00	$1,019.41	$5.85	1.15%
Class 3	$1,000.00	$1,038.82	$6.42	$1,000.00	$1,018.90	$6.36	1.25%
Emerging Markets@
Class 1	$1,000.00	$1,086.96	$7.15	$1,000.00	$1,018.35	$6.92	1.36%
Class 2	$1,000.00	$1,086.13	$7.94	$1,000.00	$1,017.59	$7.68	1.51%
Class 3	$1,000.00	$1,086.51	$8.47	$1,000.00	$1,017.09	$8.19	1.61%

SUNAMERICA SERIES TRUST EXPENSE EXAMPLE (continued)	January 31, 2010 (unaudited)

	Actual			Hypothetical
					Ending
					Account Value
		Ending	Expenses Paid		Using a	Expenses Paid
		Account Value	During the		Hypothetical	During the
	Beginning	Using Actual	Six Months	Beginning	5% Assumed	Six Months	Expense
	Account Value	Return at	Ended	Account Value	Return at	Ended	Ratio as of
	at August 1,	January 31,	January 31,	at August 1,	January 31,	January 31,	January 31,
Portfolio	2009	2010	2010*	2009	2010	2010*	2010*

Foreign Value
Class 2	$1,000.00	$1,054.84	$5.59	$1,000.00	$1,019.76	$5.50	1.08%
Class 3	$1,000.00	$1,054.54	$6.11	$1,000.00	$1,019.26	$6.01	1.18%

*	Expenses are equal to the Portfolio’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184 days divided by 365. These ratios do not reflect expenses associated with the Variable Contracts. If such fees and expenses had been included, the expenses would have been higher. Please refer to your Variable Contract prospectus for details on the expenses that apply to the Variable Contracts of the insurance companies.
#	During the stated period, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. As a result, if these fees and expenses had not been waived or assumed, the “Actual/Hypothetical Ending Account Value” would have been lower and the “Actual/Hypothetical Expenses Paid During the Six Months Ended January 31, 2010” and “Expense Ratios” would have been higher. If these fees and expenses had not been recouped, the “Actual/Hypothetical Ending Account Value” would have been higher and the “Actual/Hypothetical Expenses Paid During the Six Months Ended January 31, 2010” and the “Expense Ratios” would have been lower.
@	Through expense offset arrangements resulting from broker commission recapture, a portion of the Portfolio’s expenses have been reduced. Had the expense reductions been taken into account, the Expense Example would have been as follows:

	Actual			Hypothetical
					Ending
					Account Value
		Ending	Expenses Paid		Using a	Expenses Paid
		Account Value	During the		Hypothetical	During the
	Beginning	Using Actual	Six Months	Beginning	5% Assumed	Six Months	Expense
	Account Value	Return at	Ended	Account Value	Return at	Ended	Ratio as of
	at August 1,	January 31,	January 31,	at August 1,	January 31,	January 31,	January 31,
Portfolio	2009	2010	2010*	2009	2010	2010*	2010*

Balanced
Class 1	$1,000.00	$1,081.69	$4.41	$1,000.00	$1,020.97	$4.28	0.84%
Class 2	$1,000.00	$1,080.97	$5.19	$1,000.00	$1,020.21	$5.04	0.99%
Class 3	$1,000.00	$1,080.02	$5.71	$1,000.00	$1,019.71	$5.55	1.09%
MFS Total Return
Class 1	$1,000.00	$1,072.28	$3.71	$1,000.00	$1,021.63	$3.62	0.71%
Class 2	$1,000.00	$1,071.43	$4.49	$1,000.00	$1,020.87	$4.38	0.86%
Class 3	$1,000.00	$1,070.44	$5.01	$1,000.00	$1,020.37	$4.89	0.96%
Telecom Utility
Class 1	$1,000.00	$1,084.85	$5.57	$1,000.00	$1,019.86	$5.40	1.06%
Class 2	$1,000.00	$1,084.34	$6.36	$1,000.00	$1,019.11	$6.16	1.21%
Class 3	$1,000.00	$1,083.38	$6.88	$1,000.00	$1,018.60	$6.67	1.31%
Growth-Income
Class 1	$1,000.00	$1,064.86	$3.75	$1,000.00	$1,021.58	$3.67	0.72%
Class 2	$1,000.00	$1,064.19	$4.53	$1,000.00	$1,020.82	$4.43	0.87%
Class 3	$1,000.00	$1,063.60	$5.05	$1,000.00	$1,020.32	$4.94	0.97%
Davis Venture Value
Class 1	$1,000.00	$1,115.28	$4.11	$1,000.00	$1,021.32	$3.92	0.77%
Class 2	$1,000.00	$1,114.53	$4.90	$1,000.00	$1,020.57	$4.69	0.92%
Class 3	$1,000.00	$1,113.49	$5.43	$1,000.00	$1,020.06	$5.19	1.02%
Alliance Growth
Class 1	$1,000.00	$1,073.73	$3.61	$1,000.00	$1,021.73	$3.52	0.69%
Class 2	$1,000.00	$1,072.93	$4.39	$1,000.00	$1,020.97	$4.28	0.84%
Class 3	$1,000.00	$1,072.20	$4.91	$1,000.00	$1,020.47	$4.79	0.94%
MFS Massachusetts Investors Trust
Class 1	$1,000.00	$1,092.50	$4.11	$1,000.00	$1,021.27	$3.97	0.78%
Class 2	$1,000.00	$1,091.81	$4.90	$1,000.00	$1,020.52	$4.74	0.93%
Class 3	$1,000.00	$1,091.05	$5.43	$1,000.00	$1,020.01	$5.24	1.03%
Fundamental Growth
Class 1	$1,000.00	$1,071.60	$4.65	$1,000.00	$1,020.72	$4.53	0.89%
Class 2	$1,000.00	$1,071.25	$5.43	$1,000.00	$1,019.96	$5.30	1.04%
Class 3	$1,000.00	$1,070.78	$5.95	$1,000.00	$1,019.46	$5.80	1.14%

SUNAMERICA SERIES TRUST EXPENSE EXAMPLE (continued)	January 31, 2010 (unaudited)

	Actual			Hypothetical
					Ending
					Account Value
		Ending	Expenses Paid		Using a	Expenses Paid
		Account Value	During the		Hypothetical	During the
	Beginning	Using Actual	Six Months	Beginning	5% Assumed	Six Months	Expense
	Account Value	Return at	Ended	Account Value	Return at	Ended	Ratio as of
	at August 1,	January 31,	January 31,	at August 1,	January 31,	January 31,	January 31,
Portfolio	2009	2010	2010*	2009	2010	2010*	2010*

Mid-Cap Growth
Class 1	$1,000.00	$1,115.43	$4.64	$1,000.00	$1,020.82	$4.43	0.87%
Class 2	$1,000.00	$1,115.49	$5.44	$1,000.00	$1,020.06	$5.19	1.02%
Class 3	$1,000.00	$1,114.78	$5.97	$1,000.00	$1,019.56	$5.70	1.12%
Aggressive Growth
Class 1	$1,000.00	$1,153.69	$5.43	$1,000.00	$1,020.16	$5.09	1.00%
Class 2	$1,000.00	$1,154.64	$6.25	$1,000.00	$1,019.41	$5.85	1.15%
Class 3	$1,000.00	$1,153.85	$6.79	$1,000.00	$1,018.90	$6.36	1.25%
Growth Opportunities
Class 1	$1,000.00	$1,076.17	$4.34	$1,000.00	$1,021.02	$4.23	0.83%
Class 2	$1,000.00	$1,073.12	$5.12	$1,000.00	$1,020.27	$4.99	0.98%
Class 3	$1,000.00	$1,075.70	$5.65	$1,000.00	$1,019.76	$5.50	1.08%
Marsico Focused Growth
Class 1	$1,000.00	$1,092.12	$5.12	$1,000.00	$1,020.32	$4.94	0.97%
Class 2	$1,000.00	$1,092.52	$5.91	$1,000.00	$1,019.56	$5.70	1.12%
Class 3	$1,000.00	$1,091.70	$6.43	$1,000.00	$1,019.06	$6.21	1.22%
Small & Mid Cap Value
Class 2	$1,000.00	$1,154.83	$6.14	$1,000.00	$1,019.51	$5.75	1.13%
Class 3	$1,000.00	$1,154.10	$6.68	$1,000.00	$1,019.00	$6.26	1.23%
International Growth and Income
Class 1	$1,000.00	$1,051.44	$5.12	$1,000.00	$1,020.21	$5.04	0.99%
Class 2	$1,000.00	$1,051.31	$5.89	$1,000.00	$1,019.46	$5.80	1.14%
Class 3	$1,000.00	$1,051.44	$6.41	$1,000.00	$1,018.95	$6.31	1.24%
Emerging Markets
Class 1	$1,000.00	$1,086.96	$6.84	$1,000.00	$1,018.65	$6.61	1.30%
Class 2	$1,000.00	$1,086.13	$7.62	$1,000.00	$1,017.90	$7.38	1.45%
Class 3	$1,000.00	$1,086.51	$8.15	$1,000.00	$1,017.39	$7.88	1.55%

SunAmerica Series Trust Cash Management Portfolio
PORTFOLIO PROFILE — January 31, 2010 — (unaudited)

Industry Allocation*

Banks-Foreign-US Branches	40.4%
Asset Backed Commercial Paper/Fully Supported	12.4
U.S. Government Agency	11.6
Asset Backed Commercial Paper/Auto	7.7
Asset Backed Commercial Paper/Diversified	6.1
Diversified	5.2
Asset Backed Commercial Paper/Credit Card	3.9
Asset Backed Commercial Paper/Other	3.7
Asset Backed Commercial Paper/Real Estate	3.0
Food & Beverage	1.6
Sovereigns/Supranational	1.1
Municipal	0.8
Banks-Domestic	0.6
Healthcare	0.6
Asset Backed/Mortgages	0.4
Asset Backed Commercial Paper/Hybrid	0.2

99.3%

Credit Quality#†

Government-Agency	11.6%
Government-Treasury	1.1
A-1+	48.1
A-1	33.8
A-2	5.0
D	0.0
Not rated@	0.4

100.0%

*	Calculated as a percentage of net assets
#	Calculated as a percentage of total debt issues.
†	Source: Standard and Poors
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.

Weighted Average days to Maturity — 53.0 days

SunAmerica Series Trust Cash Management Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2010

		Market
	Principal	Value
Security Description	Amount	(Note 2)

SHORT-TERM INVESTMENT SECURITIES — 99.3%
Asset-Backed Commercial Paper — 36.5%
Alpine Securitization 0.17% due 02/02/10*	$2,000,000	$1,999,990
Atlantis One Funding Corp. 0.31% due 07/07/10*	3,200,000	3,194,592
Atlantis One Funding Corp. 0.31% due 07/13/10*	1,500,000	1,497,315
Atlantis One Funding Corp. 0.31% due 07/19/10*	1,500,000	1,497,165
Barton Capital Corp. 0.20% due 04/05/10*	1,000,000	999,670
Barton Capital Corp. 0.24% due 02/05/10*	1,000,000	999,973
Barton Capital Corp. 0.26% due 02/02/10*	3,000,000	2,997,313
Barton Capital Corp. 0.26% due 02/03/10*	1,000,000	999,986
Cancara Asset Securitisation LLC 0.23% due 04/12/10*	1,000,000	999,300
Citibank Credit Card Issuance Trust 0.15% due 02/01/10*	1,000,000	1,000,000
Citibank Credit Card Issuance Trust 0.20% due 02/24/10*	1,600,000	1,599,796
Edison Asset Securitization LLC 0.19% due 04/27/10*	6,000,000	5,995,980
Edison Asset Securitization LLC 0.20% due 04/26/10*	3,000,000	2,998,020
Edison Asset Securitization LLC 0.21% due 03/11/10*	2,000,000	1,999,557
Edison Asset Securitization LLC 0.21% due 03/16/10*	1,338,000	1,337,664
Edison Asset Securitization LLC 0.23% due 02/05/10*	2,000,000	1,999,949
Fairway Finance Corp. 0.20% due 03/02/10*	16,000,000	15,997,422
Fairway Finance Corp. 0.22% due 02/01/10*	3,000,000	3,000,000
Fairway Finance Corp. 0.22% due 02/08/10*	1,000,000	999,957
FCAR Owner Trust I 0.25% due 02/25/10	2,400,000	2,399,600
FCAR Owner Trust I 0.25% due 02/26/10	800,000	799,861
FCAR Owner Trust I 0.25% due 03/01/10	3,700,000	3,699,281
FCAR Owner Trust I 0.35% due 02/12/10	1,200,000	1,199,872
Gemini Securitization Corp. LLC 0.19% due 04/28/10*	23,000,000	22,979,070
Gemini Securitization Corp. LLC 0.20% due 03/04/10*	1,000,000	999,828
Grampian Funding LLC 0.27% due 04/19/10*	7,000,000	6,996,290
Grampian Funding LLC 0.31% due 03/03/10*	7,000,000	6,998,192
Liberty Street Funding LLC 0.19% due 02/03/10*	9,000,000	8,999,905
Liberty Street Funding LLC 0.22% due 02/22/10*	1,000,000	999,872
Matchpoint Master Trust 0.20% due 02/22/10*	500,000	499,942
Matchpoint Master Trust 0.30% due 05/10/10*	2,000,000	1,997,920
Matchpoint Master Trust 0.30% due 05/25/10*	1,000,000	998,680
Matchpoint Master Trust 0.32% due 05/10/10*	4,000,000	3,995,840
Old Line Funding LLC 0.18% due 02/05/10*	6,087,000	6,086,878
Old Line Funding LLC 0.19% due 03/08/10*	2,000,000	1,999,630
Old Line Funding LLC 0.20% due 03/02/10*	5,000,000	4,999,194
Old Line Funding LLC 0.26% due 02/11/10*	1,000,000	999,928
Royal Park Investments Funding Corp. 0.22% due 04/07/10*	1,450,000	1,449,144
Royal Park Investments Funding Corp. 0.23% due 03/23/10*	3,000,000	2,999,042
Royal Park Investments Funding Corp. 0.23% due 03/24/10*	4,000,000	3,998,697
Royal Park Investments Funding Corp. 0.24% due 04/07/10*	3,200,000	3,198,112
Sheffield Receivables Corp. 0.20% due 05/13/10*	23,000,000	22,974,240
Starbird Funding Corp. 0.19% due 03/02/10*	2,500,000	2,499,617
Starbird Funding Corp. 0.20% due 03/04/10*	1,000,000	999,828
Straight A Funding LLC 0.18% due 02/02/10*	2,000,000	1,999,990
Straight A Funding LLC 0.18% due 03/01/10*	4,500,000	4,499,370
Thunder Bay Funding LLC 0.20% due 03/09/10*	2,000,000	1,999,600

Total Asset-Backed Commercial Paper (cost $176,410,908)		176,381,072

Certificates of Deposit — 40.5%
Allied Irish Banks PLC 0.40% due 02/16/10	2,200,000	2,200,000
Allied Irish Banks PLC 0.50% due 03/16/10	3,025,000	3,025,000
Allied Irish Banks PLC 0.50% due 03/19/10	2,200,000	2,200,000
Allied Irish Banks PLC 0.60% due 04/15/10	3,125,000	3,127,312
Allied Irish Banks PLC 0.60% due 04/20/10	2,200,000	2,201,738
Banco Bilbao Vizcaya Argentaria 0.24% due 02/01/10	6,000,000	6,000,082
Banco Bilbao Vizcaya Argentaria 0.28% due 02/26/10	1,000,000	1,000,000
Banco Bilbao Vizcaya Argentaria 0.28% due 03/02/10	2,000,000	2,000,008
Bank of Ireland 0.50% due 03/23/10	5,500,000	5,500,000
Bank of Ireland 0.60% due 04/21/10	5,500,000	5,504,400
Bank of Montreal 0.20% due 03/08/10	4,000,000	4,000,000
Bank of Tokyo-Mitsubishi UFJ, Ltd. 0.24% due 02/09/10	8,000,000	8,000,000

SunAmerica Series Trust Cash Management Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2010 — (continued)

		Market
	Principal	Value
Security Description	Amount	(Note 2)

SHORT-TERM INVESTMENT SECURITIES (continued)
Certificates of Deposit (continued)

Bank of Tokyo-Mitsubishi UFJ, Ltd. 0.24% due 03/02/10	$2,000,000	$2,000,000
Barclays Bank PLC 0.45% due 04/27/10	8,500,000	8,504,165
Barclays Bank PLC 0.58% due 03/15/10	3,000,000	3,000,000
Barclays Bank PLC 0.59% due 03/05/10	10,000,000	10,000,000
BNP Paribas 0.23% due 02/16/10	5,000,000	5,000,000
BNP Paribas 0.23% due 02/18/10	7,000,000	7,000,000
BNP Paribas 0.23% due 03/09/10	4,000,000	4,000,000
BNP Paribas 0.23% due 03/10/10	7,000,000	7,000,000
Calyon 0.22% due 04/23/10	23,000,000	23,000,000
Natixis 0.21% due 02/24/10	2,000,000	2,000,000
Natixis 0.22% due 02/11/10	1,000,000	1,000,000
Natixis 0.22% due 03/01/10	4,000,000	4,000,000
Natixis 0.24% due 02/03/10	7,000,000	7,000,000
Rabobank Nederland 0.35% due 03/24/10	2,000,000	2,000,000
Societe Generale 0.22% due 03/04/10	5,000,000	5,000,000
Societe Generale 0.23% due 03/29/10	8,500,000	8,500,000
Svenska Handelsbanken 0.20% due 03/30/10	18,000,000	18,000,712
Svenska Handelsbanken 0.22% due 02/10/10	6,000,000	6,000,015
Toronto Dominion Bank 0.33% due 03/18/10	2,000,000	2,000,050
Toronto Dominion Bank 0.40% due 02/08/10	1,000,000	1,000,000
UBS AG 0.34% due 04/30/10	1,000,000	1,000,230
UBS AG 0.46% due 05/27/10	2,000,000	2,001,240
UBS AG 0.48% due 05/28/10	13,000,000	13,008,970
UBS AG 0.52% due 05/19/10	9,000,000	9,006,840

Total Certificates of Deposit (cost $195,750,866)		195,780,762

Commercial Paper — 8.4%
Citigroup Funding, Inc. 0.18% due 02/19/10	3,000,000	2,999,730
General Electric Capital Corp. 0.24% due 02/19/10	21,000,000	20,997,480
General Electric Capital Corp. 0.24% due 03/24/10	1,000,000	999,660
General Electric Capital Corp. 0.24% due 04/08/10	1,000,000	999,580
General Electric Capital Corp. 0.24% due 04/12/10	2,000,000	1,999,060
Johnson & Johnson 0.20% due 06/10/10*	3,000,000	2,997,900
MetLife Short Term Funding LLC 0.40% due 03/09/10*	1,000,000	999,600
MetLife Short Term Funding LLC 0.42% due 03/08/10*	1,000,000	999,591
The Coca-Cola Co. 0.20% due 04/13/10*	7,730,000	7,727,604

Total Commercial Paper (cost $40,719,489)		40,720,205

U.S. Corporate Notes — 0.4%
Cheyne Finance LLC 4.83% due 10/25/07*(1)(2)(3)(4)(5)(6)	2,169,914	34,068
Cheyne Finance LLC 4.83% due 01/25/08*(1)(2)(3)(4)(5)(6)	3,157,859	49,578
Issuer Entity LLC 0.42% due 10/28/10*(1)(2)(3)(7)	6,852,146	1,815,819

Total U.S. Corporate Notes (cost $6,988,608)		1,899,465

Municipal Bonds & Notes — 0.8%
Colorado Housing & Finance Authority Revenue Bonds 0.23% due 02/03/10(8)	1,000,000	1,000,000
Colorado Housing Finance Authority Single Family Mtg. Revenue Bonds 0.20% due 02/03/10(8)	1,000,000	1,000,000
Iowa Finance Authority Single Family Mtg. Revenue Bonds 0.23% due 02/04/10(8)	1,790,000	1,790,000

Total Municipal Bonds & Notes (cost $3,790,000)		3,790,000

U.S. Government Agencies — 11.6%
Federal Home Loan Bank Disc. Notes 0.03% due 02/01/10 (cost $55,797,000)	55,797,000	55,797,000

U.S. Government Treasuries — 1.1%
United States Treasury Bills 0.20% due 07/01/10	2,000,000	1,999,160
United States Treasury Notes 2.00% due 09/30/10	3,300,000	3,338,676

Total U.S. Government Treasuries (cost $5,333,228)		5,337,836

Total Short-Term Investment Securities — 99.3% (cost $484,790,099)		479,706,340

TOTAL INVESTMENTS (cost $484,790,099)(9)	99.3%	479,706,340
Other assets less liabilities	0.7	3,521,774

NET ASSETS	100.0%	$483,228,114

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At January 31, 2010, the aggregate value of these

SunAmerica Series Trust Cash Management Portfolio PORTFOLIO OF INVESTMENTS — January 31, 2010 — (continued)

securities was $182,906,618 representing 37.9% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.
(2)	Illiquid security. At January 31, 2010, the aggregate value of these securities was $1,899,465 representing 0.4% of net assets.
(3)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of January 31, 2010.
(4)	Security in default
(5)	Security issued by a structured investment vehicle (“SIV”). These SIV’s may be affected by, among other things, changes in: interest rates, the quality of the underlying assets or the market’s assessment thereof, factors concerning the interest in and structure of the issuer or the originator of the receivables, or the credit worthiness of the entities that provide any credit enhancements.
(6)	On August 28, 2007, mark to market losses experienced in the investment portfolio of SIV Portfolio, PLC (“SIV Portfolio”) (formerly Cheyne Finance PLC), the issuer of the underlying notes held by Cheyne Finance LLC, the issuer of the medium term notes (the “Notes”) held by the Portfolio, triggered the appointment of receivers (Deloitte & Touche LLP) (collectively, the Receiver”). On October 17, 2007, the Receiver determined that SIV Portfolio was about to become unable to pay its debts as they came due and that an insolvency event had occurred. As a result of this determination, the Notes became immediately due and payable and are in default as a result of non payment. These events, which are based on published reports, materially adversely affect the ability of SIV Portfolio to make interest and principal payments due on the Notes. On April 16, 2008, however, the Receiver made a partial payment of principal and interest due on the Notes. On July 23, 2008, the Receiver concluded the sale of SIV Portfolio’s investment portfolio and a distribution to senior creditors, including the Portfolio, was made. Furthermore, an additional distribution to senior creditors, including the Portfolio, was made on August 13, 2008. The market value of the Notes, as of January 31, 2010, represents the Notes’ residual value that may be distributed to the Portfolio.
(7)	The secured liquidity notes (“SLNs”) issued by the Ottimo Funding Ltd. (“Ottimo”) and previously held by the Portfolio have been restructured. Effective November 1, 2007, the Portfolio exchanged its SLNs for notes (the “New Notes”) issued by a new entity, Issuer Entity, LLC (“Issuer Entity”), in an amount equal to the aggregate outstanding principal amount of all the SLNs owned by the Portfolio, plus accrued and/or accreted interest through the date of issued of the New Notes. Issuer Entity then tendered SLNs as payment of the purchase price for the collateral which had been owned by Ottimo (and which had secured the SLNs), in an auction conducted pursuant to the Uniform Commercial Code and the terms of the transaction documents governing the SLNs. Issuer Entity acquired the collateral free and clear of any lien or interest on the part of the holders of Ottimo subordinated notes. As a result of this acquisition, the Portfolio now holds New Notes secured by collateral which had secured the SLNs. The New Notes were scheduled to mature on October 30, 2008 but were extended to October 28, 2010 by a vote of holders of two-thirds of the outstanding principal balance of the New Notes. The New Notes pay interest at a rate based on the weighted average coupon rate of the underlying collateral.
(8)	Variable Rate Security — the rate reflected is as of January 31, 2010, maturity date reflects next reset date.
(9)	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2010 (see Note 2):

	Level 1 - Unadjusted	Level 2 - Other	Level 3 - Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total

Short-Term Investment Securities:
Asset Backed Commercial Paper	$—	$176,381,072	$—	$176,381,072
Certificates of Deposit	—	195,780,762	—	195,780,762
Commercial Paper	—	40,720,205	—	40,720,205
U.S. Corporate Notes	—	—	1,899,465	1,899,465
Municipal Bonds & Notes	—	3,790,000	—	3,790,000
U.S. Government Agencies	—	55,797,000	—	55,797,000
U.S. Government Treasuries	5,337,836	—	—	5,337,836

Total	$5,337,836	$472,469,039	$1,899,465	$479,706,340

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

U.S. Corporate
Notes

Balance as of 1/31/2009	$2,442,990
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	173,381
Net purchases (sales)	(716,906)
Transfers in and/or out of Level 3	—

Balance as of 1/31/2010	$1,899,465

See Notes to Financial Statements

SunAmerica Series Trust Corporate Bond Portfolio
PORTFOLIO PROFILE — January 31, 2010 — (unaudited)

Industry Allocation*

Diversified Banking Institutions	5.9%
Electric-Integrated	4.5
Telephone-Integrated	3.0
Banks-Commercial	2.9
Special Purpose Entities	2.5
Oil Companies-Exploration & Production	2.4
Pipelines	2.4
Cable/Satellite TV	2.3
Finance-Investment Banker/Broker	2.2
Real Estate Investment Trusts	2.0
Diversified Financial Services	1.9
Investment Management/Advisor Services	1.9
Cellular Telecom	1.8
Finance-Auto Loans	1.7
Oil Companies-Integrated	1.6
Finance-Credit Card	1.6
Insurance-Life/Health	1.5
Insurance-Multi-line	1.5
Transport-Rail	1.3
Casino Hotels	1.3
Medical-Hospitals	1.2
Insurance-Mutual	1.2
Chemicals-Diversified	1.1
Finance-Other Services	1.1
Sovereign	1.1
Food-Misc.	1.1
Banks-Super Regional	1.1
Medical Products	1.1
Diversified Minerals	1.0
Multimedia	1.0
Telecom Services	1.0
Broadcast Services/Program	0.9
Finance-Consumer Loans	0.9
Diversified Operations	0.9
Medical-HMO	0.9
Chemicals-Specialty	0.9
Diversified Manufacturing Operations	0.9
Consumer Products-Misc.	0.8
Aerospace/Defense	0.8
Paper & Related Products	0.8
Telecommunication Equipment	0.8
Computer Services	0.8
Distribution/Wholesale	0.8
Satellite Telecom	0.7
Beverages-Wine/Spirits	0.7
Advertising Services	0.7
Insurance-Reinsurance	0.7
Auto-Cars/Light Trucks	0.6
Oil Refining & Marketing	0.6
Rental Auto/Equipment	0.6
Containers-Paper/Plastic	0.6
Time Deposits	0.6
Gas-Distribution	0.6
Insurance-Property/Casualty	0.5
Building Products-Wood	0.5
Electric-Generation	0.5
Publishing-Periodicals	0.5
Casino Services	0.5
Coatings/Paint	0.5
Data Processing/Management	0.4
Banks-Fiduciary	0.4
Precious Metals	0.4
Finance-Commercial	0.4
Retail-Petroleum Products	0.4
Appliances	0.4
Steel-Producers	0.4
Oil-Field Services	0.4
Electronics-Military	0.4
Medical Instruments	0.4
Gold Mining	0.4
Auto/Truck Parts & Equipment-Original	0.4
Building & Construction Products-Misc.	0.4
Non-Hazardous Waste Disposal	0.4
Schools	0.4
Gambling (Non-Hotel)	0.4
Home Furnishings	0.3
Containers-Metal/Glass	0.3
Aerospace/Defense-Equipment	0.3
Wire & Cable Products	0.3
Machinery-General Industrial	0.3
Agricultural Chemicals	0.3
Commercial Services-Finance	0.3
Independent Power Producers	0.3
Applications Software	0.3
Commercial Services	0.3
Retail-Discount	0.3
Semiconductor Equipment	0.3
Electronic Forms	0.3
Instruments-Scientific	0.3
Advertising Agencies	0.3
Food-Meat Products	0.3
Airlines	0.3
Diversified Operations/Commercial Services	0.3
Electric-Distribution	0.3
Advertising Sales	0.2
Medical-Outpatient/Home Medical	0.2
Retail-Consumer Electronics	0.2
Retail-Restaurants	0.2
Power Converter/Supply Equipment	0.2
Retail-Regional Department Stores	0.2
Electronic Components-Misc.	0.2
Forestry	0.2
Television	0.2
Retail-Perfume & Cosmetics	0.2
Steel-Specialty	0.2
Metal-Diversified	0.2
Computers-Memory Devices	0.2
Electronic Components-Semiconductors	0.2
Health Care Cost Containment	0.2
Food-Retail	0.2
Miscellaneous Manufacturing	0.2
Tobacco	0.2
Enterprise Software/Service	0.2
Pharmacy Services	0.2
Racetracks	0.2
Building Products-Air & Heating	0.2
Electronic Measurement Instruments	0.2
Savings & Loans/Thrifts	0.2
Food-Dairy Products	0.2
Real Estate Management/Services	0.2
Non-Ferrous Metals	0.2
Vitamins & Nutrition Products	0.2
Theaters	0.2
Investment Companies	0.2

SunAmerica Series Trust Corporate Bond Portfolio
PORTFOLIO PROFILE — January 31, 2010 — (unaudited) — (continued)

Chemicals-Plastics	0.1%
Metal-Aluminum	0.1
Hotels/Motels	0.1
Diagnostic Kits	0.1
Retail-Toy Stores	0.1
Commerce	0.1
Web Hosting/Design	0.1
Oil & Gas Drilling	0.1
Banks-Special Purpose	0.1
SupraNational	0.1
Soap & Cleaning Preparation	0.1
Seismic Data Collection	0.1
Networking Products	0.1
Retail-Apparel/Shoe	0.1
Computers-Integrated Systems	0.1
Engines-Internal Combustion	0.1
Steel Pipe & Tube	0.1
Electronic Connectors	0.1
Building & Construction-Misc.	0.1
Auction Houses/Art Dealers	0.1
Oil Field Machinery & Equipment	0.1
Medical Labs & Testing Services	0.1
Beverages-Non-alcoholic	0.1
Medical-Biomedical/Gene	0.1
Circuit Boards	0.1
Optical Supplies	0.1
Retail-Drug Store	0.1
Machinery-Electrical	0.1
Retail-Automobile	0.1
Retail-Mail Order	0.1

98.9%

Credit Quality†#

AAA	1.1%
AA	4.4
A	23.0
BBB	35.3
BB	9.5
B	15.9
CCC	7.2
Not Rated@	3.6

100%

*	Calculated as a percentage of net assets
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.
†	Source: Standard and Poor’s
#	Calculated as a percentage of total debt issues, excluding short-term securities.

SunAmerica Series Trust Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2010

		Market
	Principal	Value
Security Description	Amount	(Note 2)

ASSET BACKED SECURITIES — 0.0%
Diversified Financial Services — 0.0%
125 Home Loan Owner Trust Series 1998-1A, Class B1 9.76% due 02/15/29*(1)	$16,514	$13,707
SMFC Trust Series 1997-A, Class B1-4 3.71% due 01/20/35*(1)(2)(3)	4,581	3,207

Total Asset Backed Securities (cost $20,816)		16,914

CONVERTIBLE BONDS & NOTES — 0.1%
Distribution/Wholesale — 0.1%
School Specialty, Inc. Senior Sub. Notes 3.75% due 08/01/23(4)	950,000	943,873

Real Estate Investment Trusts — 0.0%
Prologis Senior Notes 2.25% due 04/01/37	430,000	404,936

Total Convertible Bonds & Notes (cost $1,180,643)		1,348,809

U.S. CORPORATE BONDS & NOTES — 80.5%
Advertising Agencies — 0.1%
The Interpublic Group of Cos., Inc. Senior Notes 10.00% due 07/15/17	1,225,000	1,353,625

Advertising Sales — 0.3%
Lamar Media Corp. Senior Notes 6.63% due 08/15/15	1,275,000	1,214,438
Lamar Media Corp. Company Guar. Notes Class B 6.63% due 08/15/15	550,000	523,875
Lamar Media Corp. Company Guar. Notes 7.25% due 01/01/13	725,000	725,000

		2,463,313

Advertising Services — 0.7%
Visant Holding Corp. Company Guar. Notes 7.63% due 10/01/12	1,000,000	1,005,000
Visant Holding Corp. Senior Notes 8.75% due 12/01/13	4,550,000	4,663,750
Visant Holding Corp. Senior Notes 10.25% due 12/01/13(4)	825,000	849,750
WDAC Subsidiary Corp. Senior Notes 8.38% due 12/01/14*(8)	1,150,000	80,500

		6,599,000

Aerospace/Defense — 0.7%
BAE Systems Holdings, Inc. Company Guar. Notes 5.20% due 08/15/15*	4,020,000	4,235,617
Boeing Co. Notes 5.13% due 02/15/13	1,000,000	1,088,636
Boeing Co. Debentures 8.75% due 09/15/31	900,000	1,200,145
Hawker Beechcraft Acquisition Co. LLC Company Guar. Notes 9.75% due 04/01/17	500,000	295,000
Raytheon Co. Senior Notes 4.40% due 02/15/20	500,000	502,236

		7,321,634

Aerospace/Defense-Equipment — 0.3%
Alliant Techsystems, Inc. Company Guar. Notes 6.75% due 04/01/16	1,175,000	1,172,062
Sequa Corp. Senior Notes 11.75% due 12/01/15*	600,000	600,000
Sequa Corp. Senior Notes 13.50% due 12/01/15*(5)	427,128	435,671
TransDigm, Inc. Company Guar. Notes 7.75% due 07/15/14	1,150,000	1,158,625

		3,366,358

Agricultural Chemicals — 0.3%
Incitec Pivot Finance LLC Company Guar. Notes 6.00% due 12/10/19*	1,940,000	1,945,686
Terra Capital, Inc. Senior Notes 7.75% due 11/01/19*	525,000	546,000

		2,491,686

Airlines — 0.3%
Southwest Airlines Co. Notes 6.50% due 03/01/12	1,320,000	1,411,390
Southwest Airlines Co. Debentures 7.38% due 03/01/27	1,215,000	1,235,300

		2,646,690

Appliances — 0.4%
ALH Finance LLC/ALH Finance Corp. Senior Sub. Notes 8.50% due 01/15/13	1,125,000	1,129,219
Whirlpool Corp. Senior Notes 5.50% due 03/01/13	2,730,000	2,849,459

		3,978,678

Applications Software — 0.3%
Serena Software, Inc. Company Guar. Notes 10.38% due 03/15/16	1,400,000	1,401,750
SS&C Technologies, Inc. Company Guar. Notes 11.75% due 12/01/13	1,525,000	1,608,875

		3,010,625

SunAmerica Series Trust Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2010 — (continued)

		Market
	Principal	Value
Security Description	Amount	(Note 2)

U.S. CORPORATE BONDS & NOTES (continued)

Athletic Equipment — 0.0%
Easton-Bell Sports, Inc. Senior Sec. Notes 9.75% due 12/01/16*	$450,000	$469,125

Auction House/Art Dealers — 0.1%
KAR Auction Services, Inc. Company Guar. Notes 8.75% due 05/01/14	950,000	965,438

Auto-Cars/Light Trucks — 0.6%
Daimler Finance North America LLC Company Guar. Notes 6.50% due 11/15/13	4,620,000	5,182,369
General Motors Corp. Notes 7.20% due 01/15/11†(6)(7)	1,000,000	272,500
General Motors Corp. Debentures 7.40% due 09/01/25†(6)(7)	2,800,000	742,000
General Motors Corp. Notes 9.45% due 11/01/11†(6)(7)	250,000	65,000

		6,261,869

Auto-Heavy Duty Trucks — 0.0%
Navistar International Corp. Senior Notes 8.25% due 11/01/21	325,000	328,250

Auto/Truck Parts & Equipment-Original — 0.4%
American Axle & Manufacturing Holdings, Inc. Senior Sec. Notes 9.25% due 01/15/17*	150,000	155,625
Cooper-Standard Automotive, Inc. Company Guar. Notes 8.38% due 12/15/14†(6)(7)	750,000	240,000
Tenneco, Inc. Company Guar. Notes 8.63% due 11/15/14	1,250,000	1,231,250
TRW Automotive, Inc. Senior Notes 8.88% due 12/01/17*	325,000	337,187
United Components, Inc. Senior Sub. Notes 9.38% due 06/15/13	1,750,000	1,732,500

		3,696,562

Auto/Truck Parts & Equipment-Replacement — 0.0%
Affinia Group, Inc. Senior Sec. Notes 10.75% due 08/15/16*	300,000	328,500

Banks-Commercial — 1.7%
Discover Bank Sub. Notes 8.70% due 11/18/19	2,900,000	3,167,215
Hudson United Bank Sub. Notes 7.00% due 05/15/12	1,000,000	1,073,703
M&T Bank Corp. Senior Notes 5.38% due 05/24/12	2,020,000	2,151,029
Manufacturers & Traders Trust Co. Sub. Notes 5.63% due 12/01/21(10)	2,235,000	1,948,424
Marshall & Ilsley Bank Notes 4.40% due 03/15/10	2,500,000	2,498,533
Marshall & Ilsley Corp. Notes 5.35% due 04/01/11	2,500,000	2,504,087
Wachovia Bank NA Sub. Notes 4.80% due 11/01/14	2,000,000	2,075,486
Wachovia Bank NA Sub. Notes 4.88% due 02/01/15	1,350,000	1,399,646

		16,818,123

Banks-Fiduciary — 0.4%
Northern Trust Corp. Senior Notes 4.63% due 05/01/14	610,000	657,847
Northern Trust Corp. Senior Notes 5.30% due 08/29/11	750,000	798,580
Wilmington Trust Corp. Notes 8.50% due 04/02/18	2,850,000	2,881,108

		4,337,535

Banks-Super Regional — 1.1%
Banc One Corp. Sub. Debentures 8.00% due 04/29/27	460,000	545,776
Capital One Financial Corp. Senior Notes 7.38% due 05/23/14	2,950,000	3,376,756
PNC Funding Corp. Bank Guar. Notes 4.25% due 09/21/15	1,000,000	1,037,048
PNC Funding Corp. Bank Guar. Notes 5.63% due 02/01/17	1,360,000	1,421,484
Wachovia Corp. Notes 5.75% due 02/01/18	4,020,000	4,232,799

		10,613,863

Beverages-Non-alcoholic — 0.1%
Bottling Group LLC Senior Notes 5.50% due 04/01/16	760,000	840,790

Beverages-Wine/Spirits — 0.1%
Constellation Brands, Inc. Company Guar. Notes 8.38% due 12/15/14	1,375,000	1,471,250

Broadcast Services/Program — 0.3%
Clear Channel Worldwide Holdings, Inc. Class A Company Guar. Notes 9.25% due 12/15/17*	150,000	153,375

SunAmerica Series Trust Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2010 — (continued)

		Market
	Principal	Value
Security Description	Amount	(Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Broadcast Services/Program (continued)

Clear Channel Worldwide Holdings, Inc. Class B Company Guar. Notes 9.25% due 12/15/17*	$575,000	$592,250
Nexstar Broadcasting, Inc. Company Guar. Notes 7.00% due 01/15/14	400,000	320,000
Nexstar Broadcasting, Inc. Company Guar. Notes 7.00% due 01/15/14*(5)	1,198,996	959,197
XM Satellite Radio Holdings, Inc. Senior Notes 13.00% due 08/01/13*	1,025,000	1,124,937
XM Satellite Radio, Inc. Senior Sec. Notes 11.25% due 06/15/13*	125,000	133,750

		3,283,509

Building & Construction Products-Misc. — 0.4%
Associated Materials LLC/Associated Materials Finance, Inc. Senior Sec. Notes 9.88% due 11/15/16*	50,000	53,000
Interline Brands, Inc. Senior Sub. Notes 8.13% due 06/15/14	1,025,000	1,030,125
Louisiana Pacific Corp. Senior Notes 8.88% due 08/15/10	1,210,000	1,252,350
Nortek, Inc. Senior Sec. Notes 11.00% due 12/01/13	451,999	474,599
Ply Gem Industries, Inc. Senior Notes 11.75% due 06/15/13	700,000	712,250

		3,522,324

Building & Construction-Misc. — 0.1%
Esco Corp. Senior Notes 8.63% due 12/15/13*	975,000	978,656

Building Products-Air & Heating — 0.2%
Goodman Global Group, Inc. Senior Disc. Notes zero coupon due 12/15/14*	1,475,000	855,500
Goodman Global, Inc. Company Guar. Notes 13.50% due 02/15/16	700,000	771,750

		1,627,250

Building Products-Wood — 0.5%
Masco Corp. Senior Bonds 4.80% due 06/15/15	5,500,000	5,203,649

Cable/Satellite TV — 2.1%
CCH II LLC/CCH II Capital Corp. Senior Notes 13.50% due 11/30/16	531,699	639,368
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 8.75% due 11/15/13	1,225,000	1,241,844
Comcast Corp. Company Guar. Notes 6.50% due 01/15/17	748,000	836,462
Comcast Corp. Company Guar. Notes 7.05% due 03/15/33	1,350,000	1,484,883
Comcast Holdings Corp. Company Guar. Notes 10.63% due 07/15/12	250,000	298,040
COX Communications, Inc. Senior Notes 5.45% due 12/15/14	5,335,000	5,844,071
COX Communications, Inc. Notes 7.13% due 10/01/12	1,950,000	2,188,588
DISH DBS Corp. Company Guar. Notes 6.63% due 10/01/14	1,900,000	1,885,750
Rainbow National Services LLC Senior Sub. Debentures 10.38% due 09/01/14*	1,353,000	1,427,415
Time Warner Cable, Inc. Company Guar. Notes 5.85% due 05/01/17	2,450,000	2,619,707
Time Warner Cable, Inc. Company Guar. Notes 6.75% due 06/15/39	1,710,000	1,812,685
Time Warner Cable, Inc. Company Guar. Notes 8.75% due 02/14/19	490,000	606,129

		20,884,942

Casino Hotels — 1.3%
Ameristar Casinos, Inc. Senior Notes 9.25% due 06/01/14*	1,175,000	1,213,187
Harrah’s Operating Co., Inc. Senior Sec. Notes 11.25% due 06/01/17	1,500,000	1,593,750
MGM Mirage, Inc. Senior Notes 5.88% due 02/27/14	1,275,000	1,061,438
MGM Mirage, Inc. Company Guar. Notes 7.50% due 06/01/16	1,400,000	1,169,000
MGM Mirage, Inc. Company Guar. Notes 8.38% due 02/01/11	1,400,000	1,345,750
MGM Mirage, Inc. Senior Notes 10.38% due 05/15/14*	125,000	136,875
MGM Mirage, Inc. Senior Sec. Notes 11.13% due 11/15/17*	250,000	278,750
MGM Mirage, Inc. Senior Sec. Notes 13.00% due 11/15/13	550,000	632,500
San Pasqual Casino Development Group Notes 8.00% due 09/15/13*	825,000	787,875
Seminole Hard Rock Entertainment, Inc. Sec. Notes 2.75% due 03/15/14*(10)	1,400,000	1,235,500

SunAmerica Series Trust Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2010 — (continued)

		Market
	Principal	Value
Security Description	Amount	(Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Casino Hotels (continued)

Seminole Indian Tribe of Florida Bonds 7.80% due 10/01/20*	$1,125,000	$1,052,910
Wynn Las Vegas LLC 1st Mtg. Bonds 6.63% due 12/01/14	1,700,000	1,627,750
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 1st Mtg. Notes 7.88% due 11/01/17*	300,000	303,000

		12,438,285

Casino Services — 0.5%
American Casino & Entertainment Properties, LLC Senior Sec. Notes 11.00% due 06/15/14*	975,000	867,750
Herbst Gaming, Inc. Company Guar. Notes 7.00% due 11/15/14†(6)(7)(8)(9)	625,000	13
Indianapolis Downs LLC & Capital Corp. Senior Sec. Notes 11.00% due 11/01/12*	1,725,000	1,164,375
Indianapolis Downs LLC & Capital Corp. Senior Sub. Notes 15.50% due 11/01/13*(11)	101,133	34,385
Peninsula Gaming LLC Senior Sec. Notes 8.38% due 08/15/15*	600,000	609,000
Peninsula Gaming LLC Senior Notes 10.75% due 08/15/17*	850,000	867,000
Tunica-Biloxi Gaming Authority Senior Notes 9.00% due 11/15/15*	1,150,000	1,075,250

		4,617,773

Cellular Telecom — 1.1%
AT&T Mobility LLC Senior Notes 6.50% due 12/15/11	1,000,000	1,091,871
AT&T Wireless Services, Inc. Senior Notes 8.75% due 03/01/31	4,750,000	6,158,427
MetroPCS Wireless, Inc. Company Guar. Notes 9.25% due 11/01/14	2,525,000	2,540,781
Nextel Communications, Inc. Senior Notes 7.38% due 08/01/15	1,650,000	1,489,125

		11,280,204

Chemicals-Diversified — 1.1%
E.I. Du Pont de Nemours & Co. Senior Notes 5.00% due 01/15/13	3,630,000	3,919,852
E.I. Du Pont de Nemours & Co. Senior Notes 6.00% due 07/15/18	1,000,000	1,111,125
Rohm & Haas Co. Notes 6.00% due 09/15/17	1,400,000	1,476,462
Solutia, Inc. Company Guar. Notes 8.75% due 11/01/17	750,000	793,125
The Dow Chemical Co. Senior Notes 8.55% due 05/15/19	3,030,000	3,623,638
Union Carbide Chemical & Plastics Co., Inc. Debentures 7.88% due 04/01/23	225,000	207,000
Union Carbide Corp. Debentures 7.50% due 06/01/25	75,000	69,000

		11,200,202

Chemicals-Plastics — 0.1%
Hexion Finance Escrow LLC/Hexion Escrow Corp. Senior Sec. Notes 8.88% due 02/01/18*	700,000	674,625
Hexion US Finance Corp. Senior Sec. Notes 9.75% due 11/15/14	800,000	774,000

		1,448,625

Chemicals-Specialty — 0.9%
Albemarle Corp. Senior Notes 5.10% due 02/01/15	3,440,000	3,623,772
Ashland, Inc. Company Guar. Notes 9.13% due 06/01/17*	250,000	272,500
Chemtura Corp. Company Guar. Notes 6.88% due 06/01/16†(6)(7)(8)(9)	1,375,000	1,540,000
Huntsman International LLC Company Guar. Notes 5.50% due 06/30/16*	875,000	763,437
Nalco Co. Senior Sub. Notes 8.88% due 11/15/13	2,450,000	2,517,375

		8,717,084

Circuit Boards — 0.1%
Viasystems, Inc. Senior Sec. Notes 12.00% due 01/15/15*	750,000	802,500

Coatings/Paint — 0.5%
RPM International, Inc. Senior Notes 6.13% due 10/15/19	1,875,000	1,967,734
RPM International, Inc. Senior Note 6.50% due 02/15/18	2,350,000	2,530,900

		4,498,634

Commerce — 0.1%
GXS Worldwide, Inc. Senior Sec. Notes 9.75% due 06/15/15*	1,400,000	1,358,000

SunAmerica Series Trust Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2010 — (continued)

		Market
	Principal	Value
Security Description	Amount	(Note 2)

U.S. CORPORATE BONDS & NOTES (continued)

Commercial Services — 0.3%
Altegrity, Inc. Company Guar. Notes 10.50% due 11/01/15*	$1,050,000	$984,375
Altegrity, Inc. Company Guar. Notes 11.75% due 05/01/16*	700,000	628,250
Ceridian Corp. Senior Notes 11.25% due 11/15/15	1,400,000	1,365,000

		2,977,625

Commercial Services-Finance — 0.3%
Global Cash Finance Corp. Senior Sub. Notes 8.75% due 03/15/12	1,150,000	1,132,750
iPayment, Inc. Company Guar. Notes 9.75% due 05/15/14	975,000	826,313
Lender Processing Services, Inc. Company Guar. Notes 8.13% due 07/01/16	1,125,000	1,199,531

		3,158,594

Computer Services — 0.8%
Compucom Systems, Inc. Senior Sub. Notes 12.50% due 10/01/15*	1,825,000	1,934,500
Stream Global Services, Inc. Senior Sec. Notes 11.25% due 10/01/14*	1,100,000	1,138,500
SunGard Data Systems, Inc. Company Guar. Notes 10.25% due 08/15/15	1,750,000	1,815,625
SunGard Data Systems, Inc. Company Guar. Notes 10.63% due 05/15/15	2,000,000	2,175,000
Unisys Corp. Senior Notes 12.50% due 01/15/16	550,000	580,250

		7,643,875

Computers-Integrated Systems — 0.1%
Activant Solutions, Inc. Company Guar. Notes 9.50% due 05/01/16	1,100,000	1,053,250

Consumer Products-Misc. — 0.8%
American Achievement Corp. Company Guar. Notes 8.25% due 04/01/12*(5)	1,400,000	1,396,500
Central Garden and Pet Co. Company Guar. Notes 9.13% due 02/01/13	1,375,000	1,399,062
Clorox Co. Senior Notes 3.55% due 11/01/15	800,000	803,538
Jarden Corp. Company Guar. Notes 7.50% due 05/01/17	2,350,000	2,361,750
Yankee Acquisition Corp. Company Guar. Notes 8.50% due 02/15/15	475,000	475,000
Yankee Acquisition Corp. Company Guar. Notes 9.75% due 02/15/17	1,750,000	1,750,000

		8,185,850

Containers-Metal/Glass — 0.3%
Crown Americas LLC Senior Notes 7.75% due 11/15/15	1,650,000	1,695,375
Crown Americas LLC/Crown Americas Capital Corp. II Senior Notes 7.63% due 05/15/17*	225,000	230,625
Greif, Inc. Senior Notes 7.75% due 08/01/19	150,000	154,875
Owens-Brockway Glass Container, Inc. Company Guar. Notes 8.25% due 05/15/13	1,325,000	1,351,500

		3,432,375

Containers-Paper/Plastic — 0.6%
Berry Plastics Holding Corp. Sec. Notes 8.88% due 09/15/14	1,275,000	1,230,375
Graham Packaging Co., LP/GPC Capital Corp. I Company Guar. Notes 8.25% due 01/01/17*	750,000	761,250
Graphic Packaging International, Inc. Senior Sub. Notes 9.50% due 08/15/13	2,000,000	2,055,000
Rock-Tenn Co. Company Guar. Notes 9.25% due 03/15/16	1,375,000	1,495,312
Sealed Air Corp. Senior Notes 7.88% due 06/15/17*	250,000	263,893

		5,805,830

Data Processing/Management — 0.4%
First Data Corp. Company Guar. Notes 9.88% due 09/24/15	1,000,000	892,500
Fiserv, Inc. Company Guar. Notes 6.80% due 11/20/17	3,120,000	3,507,754

		4,400,254

Diagnostic Kits — 0.1%
Inverness Medical Innovations, Inc. Senior Notes 7.88% due 02/01/16	525,000	515,813
Inverness Medical Innovations, Inc. Senior Sub. Notes 9.00% due 05/15/16	875,000	894,687

		1,410,500

SunAmerica Series Trust Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2010 — (continued)

		Market
	Principal	Value
Security Description	Amount	(Note 2)

U.S. CORPORATE BONDS & NOTES (continued)

Direct Marketing — 0.0%
Affinity Group, Inc. Company Guar. Notes 9.00% due 02/15/12(8)(9)	$200,000	$140,000
Affinity Group, Inc. Senior Notes 10.88% due 02/15/12†(5)(8)(9)	386,559	154,624

		294,624

Distribution/Wholesale — 0.7%
Baker & Taylor, Inc. Company Guar. Notes 11.50% due 07/01/13*	900,000	486,000
Kar Holdings, Inc. Senior Notes 10.00% due 05/01/15	47,000	49,820
McJunkin Red Man Corp. Senior Sec. Notes 9.50% due 12/15/16*	1,550,000	1,546,125
Nebraska Book Co., Inc. Senior Sub. Notes 8.63% due 03/15/12	1,525,000	1,380,125
Nebraska Book Co., Inc. Senior Sec. Notes 10.00% due 12/01/11*	675,000	685,969
SGS International, Inc. Company Guar. Notes 12.00% due 12/15/13	2,250,000	2,356,875

		6,504,914

Diversified Banking Institutions — 5.5%
Bank of America Corp. Senior Notes 5.38% due 06/15/14	6,000,000	6,347,562
Bank of America Corp. Senior Notes 7.63% due 06/01/19	1,000,000	1,144,132
Citigroup, Inc. Senior Notes 6.88% due 03/05/38	4,440,000	4,431,395
GMAC, Inc. Company Guar. Notes 6.88% due 09/15/11	3,660,000	3,660,000
GMAC, Inc. Company Guar. Notes 7.00% due 02/01/12	2,125,000	2,109,062
GMAC, Inc. Company Guar. Notes 8.00% due 11/01/31	1,412,000	1,351,990
JP Morgan Chase & Co. Sub. Notes 5.13% due 09/15/14	8,000,000	8,477,224
JP Morgan Chase & Co. Senior Notes 6.00% due 01/15/18	5,830,000	6,298,884
Morgan Stanley Notes 5.30% due 03/01/13	2,000,000	2,142,740
Morgan Stanley Senior Notes 5.95% due 12/28/17	2,130,000	2,220,227
Morgan Stanley Senior Notes 6.00% due 04/28/15	1,980,000	2,131,458
Morgan Stanley Senior Notes 6.63% due 04/01/18	3,090,000	3,378,767
Morgan Stanley Senior Notes 7.30% due 05/13/19	5,000,000	5,648,325
The Goldman Sachs Group, Inc. Senior Notes 5.13% due 01/15/15	1,000,000	1,052,925
The Goldman Sachs Group, Inc. Senior Notes 6.00% due 05/01/14	900,000	985,831
The Goldman Sachs Group, Inc. Senior Notes 6.15% due 04/01/18	2,940,000	3,128,248
The Goldman Sachs Group, Inc. Notes 6.60% due 01/15/12	50,000	54,495

		54,563,265

Diversified Financial Services — 1.7%
CIT Group Funding Co. of Delaware LLC Senior Sec. Notes 10.25% due 05/01/17	1,750,000	1,767,500
CIT Group, Inc. Senior Sec. Notes 7.00% due 05/01/17	700,000	596,750
General Electric Capital Corp. Senior Notes 2.80% due 01/08/13	1,400,000	1,400,722
General Electric Capital Corp. Notes 4.25% due 06/15/12	1,500,000	1,563,857
General Electric Capital Corp. Notes 5.63% due 05/01/18	7,580,000	7,750,785
ZFS Finance USA Trust I Bonds 6.15% due 12/15/65*(10)	3,650,000	3,485,750

		16,565,364

Diversified Manufacturing Operations — 0.5%
Harsco Corp. Senior Notes 5.75% due 05/15/18	1,650,000	1,648,759
Ingersoll Rand Global Holding Co. Company Guar. Notes 6.88% due 08/15/18	1,670,000	1,877,908
Koppers, Inc. Company Guar. Notes 7.88% due 12/01/19*	525,000	535,500
SPX Corp. Senior Notes 7.63% due 12/15/14	1,325,000	1,374,688

		5,436,855

Diversified Operations — 0.4%
American Achievement Group Holding Senior Notes 16.75% due 10/01/12(5)	161,204	120,903
Kansas City Southern Railway Co. Senior Notes 8.00% due 06/01/15	825,000	848,719

SunAmerica Series Trust Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2010 — (continued)

		Market
	Principal	Value
Security Description	Amount	(Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Diversified Operations (continued)

Kansas City Southern Railway Co. Company Guar. Notes 13.00% due 12/15/13	$400,000	$468,000
Nebco Evans Holding, Co. Senior Notes 12.38% due 07/15/07†(1)(8)(9)	125,000	0
Reynolds Group DL Escrow, Inc./Reynolds Group Escrow LLC Senior Sec. Notes 7.75% due 10/15/16*	1,225,000	1,234,187
Spectrum Brands, Inc. Senior Sub. Notes 12.00% due 08/28/19(11)	1,275,000	1,319,625

		3,991,434

Diversified Operations/Commercial Services — 0.3%
ARAMARK Corp. Company Guar. Notes 3.78% due 02/01/15(10)	300,000	271,500
ARAMARK Corp. Company Guar. Notes 8.50% due 02/01/15	2,300,000	2,305,750

		2,577,250

Electric-Distribution — 0.3%
Ameren Union Electric Co. Senior Notes 6.00% due 04/01/18	2,360,000	2,531,246

Electric-Generation — 0.4%
Edison Mission Energy Senior Notes 7.00% due 05/15/17	550,000	434,500
Edison Mission Energy Senior Notes 7.75% due 06/15/16	1,175,000	1,010,500
Great River Energy 1st Mtg. Bonds 5.83% due 07/01/17*	2,134,733	2,338,536

		3,783,536

Electric-Integrated — 4.3%
Appalachian Power Co. Senior Notes 7.95% due 01/15/20	2,420,000	2,961,603
Cleveland Electric Illuminating Co. Senior Notes 5.95% due 12/15/36	1,145,000	1,106,520
Commonwealth Edison Co. 1st Mtg. Bonds 5.80% due 03/15/18	5,110,000	5,535,924
Commonwealth Edison Co. 1st Mtg. Notes 6.15% due 09/15/17	820,000	914,274
Consolidated Edison Co. of New York, Inc. Senior Notes 6.65% due 04/01/19	1,525,000	1,763,983
Dominion Resources, Inc Senior Notes 5.95% due 06/15/35	1,500,000	1,538,043
Duke Energy Indiana, Inc. 1st Mtg. Bonds 6.35% due 08/15/38	460,000	504,132
Energy Future Holdings Corp. Senior Sec. Notes 10.00% due 01/15/20*	125,000	127,813
Exelon Generation Co. LLC Notes 5.35% due 01/15/14	1,000,000	1,080,785
FirstEnergy Solutions Corp. Company Guar. Notes 4.80% due 02/15/15	2,990,000	3,110,757
FirstEnergy Solutions Corp. Company Guar. Notes 6.05% due 08/15/21	2,340,000	2,453,066
FPL Energy National Wind Portfolio LLC Sec. Notes 6.13% due 03/25/19*	369,848	343,415
FPL Group Capital, Inc. Company Guar. Notes 7.88% due 12/15/15	280,000	341,818
KCP&L Greater Missouri Operations Co. Senior Notes 11.88% due 07/01/12	880,000	1,034,599
MidAmerican Energy Holdings Co. Senior Notes 5.95% due 05/15/37	4,750,000	4,795,704
Pacific Gas & Electric Co. Senior Notes 4.80% due 03/01/14	1,000,000	1,084,256
PPL Energy Supply LLC Senior Notes 6.00% due 12/15/36	1,540,000	1,404,924
Progress Energy, Inc. Senior Notes 7.05% due 03/15/19	1,640,000	1,863,168
PSEG Power LLC Company Guar. Notes 7.75% due 04/15/11	1,000,000	1,071,649
PSI Energy, Inc. Senior Notes 6.05% due 06/15/16	2,335,000	2,607,410
Sierra Pacific Resources Senior Notes 6.75% due 08/15/17	725,000	730,965
Texas Competitive Electric Holdings Co., LLC Company Guar. Notes, Series A 10.25% due 11/01/15	2,875,000	2,249,687
Virginia Electric & Power Co. Senior Notes 5.00% due 06/30/19	810,000	838,302
Westar Energy, Inc. 1st Mtg. Bonds 5.88% due 07/15/36	860,000	822,991
Westar Energy, Inc. 1st Mtg. Bonds 6.00% due 07/01/14	2,000,000	2,219,228

		42,505,016

Electronic Components-Semiconductors — 0.2%
Advanced Micro Devices, Inc. Senior Notes 8.13% due 12/15/17*	425,000	427,125
Freescale Semiconductor, Inc. Company Guar. Notes 8.88% due 12/15/14	750,000	667,500

SunAmerica Series Trust Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2010 — (continued)

		Market
	Principal	Value
Security Description	Amount	(Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Electronic Components-Semiconductors (continued)

Freescale Semiconductor, Inc. Company Guar. Notes 9.13% due 12/15/14(11)	$775,804	$682,708

		1,777,333

Electronic Connectors — 0.1%
Thomas & Betts Corp. Senior Notes 5.63% due 11/15/21	960,000	986,169

Electronic Forms — 0.3%
Adobe Systems, Inc. Senior Notes 3.25% due 02/01/15	2,740,000	2,752,311

Electronic Measurement Instruments — 0.2%
Sensus Metering Systems, Inc. Senior Sub. Notes 8.63% due 12/15/13	1,575,000	1,618,313

Electronics-Military — 0.4%
L-3 Communications Corp. Senior Sub. Notes 5.88% due 01/15/15	300,000	303,750
L-3 Communications Corp. Company Guar. Notes 6.13% due 07/15/13	725,000	732,250
L-3 Communications Corp. Company Guar. Notes 6.13% due 01/15/14	1,875,000	1,898,437
L-3 Communications Corp. Company Guar. Notes 6.38% due 10/15/15	875,000	885,938

		3,820,375

Engines-Internal Combustion — 0.1%
Briggs & Stratton Corp. Company Guar. Notes 8.88% due 03/15/11	960,000	1,010,400

Enterprise Software/Service — 0.2%
BMC Software, Inc. Senior Notes 7.25% due 06/01/18	1,175,000	1,309,956
JDA Software Group, Inc. Senior Notes 8.00% due 12/15/14*	350,000	362,250

		1,672,206

Finance-Auto Loans — 1.7%
American Honda Finance Corp. Notes 4.63% due 04/02/13*	2,860,000	2,965,937
Ford Motor Credit Co. LLC Senior Notes 7.25% due 10/25/11	925,000	936,304
Ford Motor Credit Co. LLC Senior Notes 8.00% due 12/15/16	1,025,000	1,031,077
Ford Motor Credit Co. LLC Senior Notes 9.88% due 08/10/11	3,925,000	4,106,398
Ford Motor Credit Co., LLC Senior Notes 8.13% due 01/15/20	950,000	956,391
Nissan Motor Acceptance Corp. Senior Notes 4.50% due 01/30/15*	4,570,000	4,588,636
Nissan Motor Acceptance Corp. Senior Notes 5.63% due 03/14/11*	2,210,000	2,293,028

		16,877,771

Finance-Commercial — 0.4%
Textron Financial Corp. Senior Notes 5.40% due 04/28/13	2,300,000	2,360,966
Textron Financial Corp. Jr. Sub. Bonds 6.00% due 02/15/67*(10)	2,400,000	1,881,000

		4,241,966

Finance-Consumer Loans — 0.9%
HSBC Finance Capital Trust IX Company Guar. Bonds 5.91% due 11/30/35(10)	3,700,000	3,121,875
HSBC Finance Corp. Notes 5.00% due 06/30/15	5,570,000	5,901,877

		9,023,752

Finance-Credit Card — 1.6%
American Express Co. Senior Notes 4.88% due 07/15/13	1,600,000	1,687,667
American Express Co. Senior Notes 8.13% due 05/20/19	2,330,000	2,817,890
American Express Credit Corp. Senior Notes 5.13% due 08/25/14	1,500,000	1,596,992
American Express Credit Corp. Senior Notes 5.88% due 05/02/13	4,220,000	4,574,539
Capital One Bank USA NA Sub. Notes 8.80% due 07/15/19	3,250,000	3,941,178
MBNA Corp. Senior Notes 7.50% due 03/15/12	1,000,000	1,093,469

		15,711,735

Finance-Investment Banker/Broker — 1.7%
Credit Suisse USA, Inc. Senior Notes 5.50% due 08/16/11	230,000	244,711
Goldman Sachs Capital I Company Guar. Notes 6.35% due 02/15/34	1,500,000	1,360,690
Jefferies Group, Inc. Senior Notes 8.50% due 07/15/19	3,870,000	4,370,654
Lehman Brothers Holdings, Inc. Bonds 7.88% due 08/15/10†(6)(7)	4,250,000	887,188
Raymond James Financial, Inc. Senior Notes 8.60% due 08/15/19	2,650,000	2,986,693

SunAmerica Series Trust Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2010 — (continued)

		Market
	Principal	Value
Security Description	Amount	(Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Finance-Investment Banker/Broker (continued)

TD Ameritrade Holding Corp. Company Guar. Notes 4.15% due 12/01/14	$2,950,000	$2,963,455
The Bear Stearns Cos., Inc. Senior Notes 7.25% due 02/01/18	3,810,000	4,369,236

		17,182,627

Finance-Other Services — 1.0%
Icahn Enterprises LP/Icahn Enterprises Finance Corp. Senior Notes 8.00% due 01/15/18*	1,175,000	1,119,188
National Rural Utilities Cooperative Finance Corp. Senior Notes 5.50% due 07/01/13	2,120,000	2,336,236
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp. Senior Notes 9.25% due 04/01/15	725,000	728,625
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp. Senior Notes 9.25% due 04/01/15*	175,000	175,875
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp. Senior Notes 10.63% due 04/01/17	1,175,000	1,213,187
The NASDAQ OMX Group, Inc. Senior Notes 4.00% due 01/15/15	1,830,000	1,826,062
TIAA Global Markets, Inc. Notes 4.95% due 07/15/13*	2,470,000	2,667,387

		10,066,560

Financial Guarantee Insurance — 0.0%
MBIA, Inc. Debentures 6.63% due 10/01/28	250,000	125,275

Food-Dairy Products — 0.2%
Dean Foods Co. Company Guar. Notes 7.00% due 06/01/16	1,625,000	1,584,375

Food-Meat Products — 0.3%
Smithfield Foods, Inc. Senior Notes 7.75% due 05/15/13	675,000	649,687
Smithfield Foods, Inc. Senior Notes 7.75% due 07/01/17	1,100,000	1,023,000
Smithfield Foods, Inc. Senior Sec. Notes 10.00% due 07/15/14*	425,000	462,719
Tyson Foods, Inc. Senior Notes 10.50% due 03/01/14	475,000	548,625

		2,684,031

Food-Misc. — 1.1%
B&G Foods, Inc. Company Guar. Notes 7.63% due 01/15/18	625,000	631,250
Del Monte Corp. Company Guar. Notes 6.75% due 02/15/15	600,000	613,500
General Mills, Inc. Notes 5.70% due 02/15/17	2,370,000	2,602,113
Kraft Foods, Inc. Notes 5.25% due 10/01/13	2,500,000	2,687,823
Kraft Foods, Inc. Senior Notes 6.13% due 02/01/18	510,000	546,041
M-Foods Holdings, Inc. Senior Notes 9.75% due 10/01/13*	775,000	803,094
Michael Foods, Inc. Senior Sub. Notes 8.00% due 11/15/13	1,700,000	1,736,125
Ralcorp Holdings, Inc. Senior Notes 6.63% due 08/15/39*	1,030,000	1,021,392

		10,641,338

Food-Retail — 0.2%
Jitney-Jungle Stores of America, Inc. Company Guar. Notes 10.38% due 09/15/07†(1)(8)(9)	125,000	0
SUPERVALU, Inc. Senior Notes 8.00% due 05/01/16	300,000	299,625
The Kroger Co. Senior Notes 6.90% due 04/15/38	1,290,000	1,444,907

		1,744,532

Forestry — 0.2%
Weyerhaeuser Co. Senior Notes 7.38% due 03/15/32	2,175,000	2,115,633

Gambling (Non-Hotel) — 0.4%
Great Canadian Gaming Corp. Company Guar. Notes 7.25% due 02/15/15*	1,450,000	1,440,938
Jacobs Entertainment, Inc. Company Guar. Bonds 9.75% due 06/15/14	1,425,000	1,332,375
Shingle Springs Tribal Gaming Authority Senior Notes 9.38% due 06/15/15*	900,000	711,000

		3,484,313

Gas-Distribution — 0.6%
Atmos Energy Corp. Senior Notes 5.13% due 01/15/13	1,510,000	1,605,676
Atmos Energy Corp. Senior Notes 8.50% due 03/15/19	230,000	285,307

SunAmerica Series Trust Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2010 — (continued)

		Market
	Principal	Value
Security Description	Amount	(Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Gas-Distribution (continued)

Sempra Energy Senior Notes 6.00% due 10/15/39	$1,170,000	$1,184,864
Sempra Energy Senior Notes 6.50% due 06/01/16	2,230,000	2,491,519

		5,567,366

Gold Mining — 0.3%
Newmont Mining Corp. Company Guar. Notes 5.88% due 04/01/35	2,960,000	2,869,036

Golf — 0.0%
True Temper Sports, Inc. Company Guar. Notes 8.38% due 09/15/11†(1)(8)(9)	450,000	0

Health Care Cost Containment — 0.2%
Viant Holdings, Inc. Company Guar. Notes 10.13% due 07/15/17*	1,780,000	1,762,200

Home Furnishings — 0.3%
Norcraft Cos., LP/Norcraft Finance Corp. Senior Sec. Notes 10.50% due 12/15/15*	875,000	910,000
Norcraft Holdings LP/Norcraft Capital Corp. Senior Notes 9.75% due 09/01/12(4)	364,000	353,080
Sealy Mattress Co. Senior Sub. Notes 8.25% due 06/15/14	1,550,000	1,542,250
Sealy Mattress Co. Senior Sec. Notes 10.88% due 04/15/16*	575,000	644,000

		3,449,330

Hotel/Motels — 0.1%
Wyndham Worldwide Corp. Senior Notes 6.00% due 12/01/16	1,470,000	1,423,328

Housewares — 0.0%
Libbey Glass, Inc. Senior Sec. Notes 10.00% due 02/15/15*	350,000	354,375

Independent Power Producers — 0.3%
NRG Energy, Inc. Company Guar. Notes 7.25% due 02/01/14	2,150,000	2,158,063
NRG Energy, Inc. Company Guar. Notes 7.38% due 02/01/16	1,000,000	995,000

		3,153,063

Instruments-Scientific — 0.3%
Thermo Electron Corp. Senior Notes 5.00% due 06/01/15	2,584,000	2,750,358

Insurance-Life/Health — 1.5%
Aflac, Inc. Senior Notes 8.50% due 05/15/19	2,380,000	2,787,258
Pacific Life Corp. Bonds 6.60% due 09/15/33*	2,700,000	2,486,643
Pacific Life Global Funding Notes 5.15% due 04/15/13*	2,350,000	2,483,222
Prudential Financial, Inc. Notes 4.75% due 09/17/15	2,200,000	2,295,630
Prudential Financial, Inc. Senior Notes 5.15% due 01/15/13	1,790,000	1,906,876
Prudential Financial, Inc. Senior Notes 5.80% due 06/15/12	1,000,000	1,060,336
Prudential Financial, Inc. Notes 6.63% due 12/01/37	2,130,000	2,296,677

		15,316,642

Insurance-Multi-line — 1.2%
Allstate Corp. Senior Notes 5.00% due 08/15/14	2,000,000	2,149,194
CNA Financial Corp. Senior Notes 6.00% due 08/15/11	1,050,000	1,101,140
CNA Financial Corp. Notes 6.50% due 08/15/16	410,000	420,857
CNA Financial Corp. Senior Notes 7.35% due 11/15/19	810,000	848,665
Horace Mann Educators Corp. Senior Notes 6.85% due 04/15/16	830,000	843,234
MetLife, Inc. Senior Notes 6.75% due 06/01/16	3,100,000	3,549,131
MetLife, Inc. Junior Sub. Notes 10.75% due 08/01/69	900,000	1,125,000
Nationwide Mutual Insurance Co. Notes 9.38% due 08/05/39*	1,100,000	1,241,520
USF&G Capital II Company Guar. Notes 8.31% due 07/01/46*	250,000	258,917

		11,537,658

Insurance-Mutual — 1.2%
Liberty Mutual Group, Inc. Notes 5.75% due 03/15/14*	3,600,000	3,591,925
Massachusetts Mutual Life Insurance Co. Notes 8.88% due 06/01/39*	3,350,000	4,332,233
New York Life Insurance Co. Sub. Notes 6.75% due 11/15/39*	2,870,000	3,090,944

SunAmerica Series Trust Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2010 — (continued)

		Market
	Principal	Value
Security Description	Amount	(Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Insurance-Mutual (continued)

Union Central Life Insurance Notes 8.20% due 11/01/26*	$1,250,000	$1,138,248

		12,153,350

Insurance-Property/Casualty — 0.5%
ACE INA Holdings, Inc. Company Guar. Notes 5.60% due 05/15/15	2,050,000	2,234,674
ACE INA Holdings, Inc. Company Guar. Notes 5.70% due 02/15/17	1,510,000	1,626,282
Travelers Cos., Inc. Senior Notes 5.50% due 12/01/15	775,000	856,027
Travelers Cos., Inc. Jr. Sub. Debentures 6.25% due 03/15/37(10)	725,000	681,759

		5,398,742

Insurance-Reinsurance — 0.7%
Berkshire Hathaway Finance Corp. Company Guar. Notes 4.85% due 01/15/15	5,925,000	6,450,180

Investment Management/Advisor Services — 1.7%
Blackrock, Inc. Senior Notes 6.25% due 09/15/17	5,390,000	5,935,533
Eaton Vance Corp. Senior Notes 6.50% due 10/02/17	1,550,000	1,631,404
FMR Corp. Bonds 7.57% due 06/15/29*	2,200,000	2,399,052
FMR LLC Senior Notes 5.35% due 11/15/21*	1,260,000	1,244,530
FMR LLC Notes 7.49% due 06/15/19*	400,000	458,336
Janus Capital Group, Inc. Notes 6.25% due 06/15/12	750,000	750,197
Janus Capital Group, Inc. Notes 6.70% due 06/15/17	1,450,000	1,435,543
Nuveen Investments, Inc. Senior Notes 5.00% due 09/15/10	430,000	427,850
Nuveen Investments, Inc. Senior Notes 5.50% due 09/15/15	430,000	313,900
Nuveen Investments, Inc. Company Guar. Notes 10.50% due 11/15/15	2,500,000	2,312,500

		16,908,845

Machinery-Electrical — 0.1%
Baldor Electric Co. Senior Notes 8.63% due 02/15/17	600,000	610,500

Machinery-General Industrial — 0.3%
Roper Industries, Inc. Senior Notes 6.25% due 09/01/19	290,000	309,124
Roper Industries, Inc. Senior Notes 6.63% due 08/15/13	2,660,000	2,930,881

		3,240,005

Medical Instruments — 0.4%
Accellent, Inc. Company Guar. Notes 10.50% due 12/01/13	875,000	877,187
Boston Scientific Corp. Senior Notes 4.50% due 01/15/15	1,500,000	1,511,109
Boston Scientific Corp. Senior Notes 6.00% due 01/15/20	1,400,000	1,414,381

		3,802,677

Medical Labs & Testing Services — 0.1%
Quest Diagnostics, Inc. Company Guar. Notes 4.75% due 01/30/20	450,000	449,544
Quest Diagnostics, Inc. Company Guar. Notes 5.75% due 01/30/40	440,000	437,364

		886,908

Medical Products — 1.1%
Covidien International Finance SA Senior Notes 6.55% due 10/15/37	1,400,000	1,590,660
LVB Acquisition Holding LLC Company Guar. Notes 11.63% due 10/15/17	3,000,000	3,300,000
Universal Hospital Services, Inc. Senior Sec. Notes 3.86% due 06/01/15(10)	300,000	256,500
Universal Hospital Services, Inc. Senior Sec. Notes 8.50% due 06/01/15(11)	1,600,000	1,564,000
VWR Funding, Inc. Company Guaranteed Notes 10.25% due 07/15/15(11)	2,614,218	2,731,858
Zimmer Holdings, Inc. Senior Notes 5.75% due 11/30/39	990,000	994,098

		10,437,116

Medical-Biomedical/Gene — 0.1%
Bio-Rad Laboratories, Inc. Senior Sub. Notes 6.13% due 12/15/14	600,000	597,000
Talecris Biotherapeutics Holdings Corp. Senior Notes 7.75% due 11/15/16*	225,000	229,500

		826,500

Medical-HMO — 0.9%
Aetna, Inc. Senior Notes 5.75% due 06/15/11	810,000	853,231

SunAmerica Series Trust Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2010 — (continued)

		Market
	Principal	Value
Security Description	Amount	(Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Medical-HMO (continued)

CIGNA Corp. Senior Notes 6.35% due 03/15/18	$1,635,000	$1,729,552
UnitedHealth Group, Inc. Senior Notes 6.00% due 02/15/18	3,300,000	3,547,675
WellPoint, Inc. Senior Notes 5.85% due 01/15/36	760,000	755,954
WellPoint, Inc. Bonds 6.80% due 08/01/12	1,800,000	2,003,765

		8,890,177

Medical-Hospitals — 1.2%
AMR HoldCo, Inc./EmCare HoldCo, Inc. Senior Sub. Notes 10.00% due 02/15/15	1,300,000	1,361,750
HCA, Inc. Senior Notes 7.50% due 11/06/33	625,000	543,750
HCA, Inc. Senior Sec. Notes 9.63% due 11/15/16(11)	6,787,000	7,194,220
United Surgical Partners Company Guar. Notes 9.25% due 05/01/17(11)	2,325,000	2,420,906
Vanguard Health Holding Co. II LLC/Vanguard Holding Co II, Inc. Company Guar. Notes 8.00% due 02/01/18*	725,000	707,781

		12,228,407

Medical-Outpatient/Home Medical — 0.2%
CRC Health Corp. Company Guar. Notes 10.75% due 02/01/16	1,200,000	1,080,000
National Mentor Holdings, Inc. Company Guar. Notes 11.25% due 07/01/14	1,325,000	1,325,000

		2,405,000

Metal Processors & Fabrication — 0.0%
Hawk Corp. Senior Notes 8.75% due 11/01/14	200,000	199,750

Metal-Aluminum — 0.1%
Alcoa, Inc. Notes 5.55% due 02/01/17	1,470,000	1,438,023

Miscellaneous Manufacturing — 0.2%
Reddy Ice Holdings, Inc. Senior Notes 10.50% due 11/01/12(4)	1,750,000	1,710,625

Multimedia — 0.9%
News America Holdings, Inc. Company Guar. Bonds 8.00% due 10/17/16	650,000	768,764
News America Holdings, Inc. Company Guar. Notes 9.25% due 02/01/13	1,000,000	1,169,201
News America, Inc. Company Guar. Bonds 7.63% due 11/30/28	1,000,000	1,140,171
Time Warner, Inc. Company Guar. Notes 5.50% due 11/15/11	2,600,000	2,777,980
Time Warner, Inc. Company Guar. Notes 6.75% due 04/15/11	1,600,000	1,701,664
Time Warner, Inc. Company Guar. Notes 6.88% due 05/01/12	1,000,000	1,106,668

		8,664,448

Networking Products — 0.1%
Cisco Systems, Inc. Senior Notes 5.50% due 02/22/16	1,010,000	1,131,527

Non-Hazardous Waste Disposal — 0.4%
Browning-Ferris Industries, Inc. Debentures 9.25% due 05/01/21	225,000	271,589
Republic Services, Inc. Senior Notes 5.50% due 09/15/19*	1,000,000	1,037,050
Republic Services, Inc. Senior Notes 6.75% due 08/15/11	900,000	973,646
Waste Management, Inc. Company Guar. Notes 7.38% due 03/11/19	1,150,000	1,345,909

		3,628,194

Oil & Gas Drilling — 0.1%
Nabors Industries, Inc. Company Guar. Notes 9.25% due 01/15/19	990,000	1,248,797

Oil Companies-Exploration & Production — 1.5%
Chesapeake Energy Corp. Company Guar. Notes 6.88% due 01/15/16	3,700,000	3,644,500
Chesapeake Energy Corp. Senior Notes 9.50% due 02/15/15	350,000	381,500
Denbury Resources, Inc. Company Guar. Notes 9.75% due 03/01/16	525,000	553,219
Forest Oil Corp. Company Guar. Bonds 7.25% due 06/15/19	1,125,000	1,130,625
Forest Oil Corp. Company Guar. Notes 8.50% due 02/15/14	300,000	315,000
Hilcorp Energy I LP Senior Notes 7.75% due 11/01/15*	1,125,000	1,130,625
Linn Energy LLC Company Guar. Notes 11.75% due 05/15/17*	600,000	682,500
Pemex Project Funding Master Trust Company Guar. Notes 5.75% due 12/15/15	800,000	828,000

SunAmerica Series Trust Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2010 — (continued)

		Market
	Principal	Value
Security Description	Amount	(Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Oil Companies-Exploration & Production (continued)

Pemex Project Funding Master Trust Company Guar. Notes 9.13% due 10/13/10	$2,250,000	$2,365,650
Plains Exploration & Production Co. Company Guar. Notes 7.75% due 06/15/15	1,325,000	1,351,500
SandRidge Energy, Inc. Senior Notes 8.00% due 06/01/18*	975,000	970,125
XTO Energy, Inc. Senior Notes 6.38% due 06/15/38	440,000	494,256
XTO Energy, Inc. Senior Notes 6.75% due 08/01/37	605,000	705,817

		14,553,317

Oil Field Machinery & Equipment — 0.1%
Complete Production Services, Inc. Company Guar. Notes 8.00% due 12/15/16	900,000	891,000

Oil Refining & Marketing — 0.6%
Reliance Industries, Ltd. Notes 8.25% due 01/15/27*	500,000	554,660
Valero Energy Corp. Senior Notes 7.50% due 04/15/32	1,540,000	1,602,801
Valero Energy Corp. Senior Notes 9.38% due 03/15/19	3,340,000	4,067,780

		6,225,241

Oil-Field Services — 0.1%
Aquilex Holdings LLC/Aquilex Finance Corp. Senior Notes 11.13% due 12/15/16*	425,000	442,000
Basic Energy Services, Inc. Company Guar. Notes 7.13% due 04/15/16	800,000	688,000

		1,130,000

Optical Supplies — 0.1%
Bausch & Lomb, Inc. Senior Notes 9.88% due 11/01/15	750,000	787,500

Paper & Related Products — 0.7%
Boise Paper Holdings LLC Senior Notes 9.00% due 11/17/17*	700,000	740,250
Clearwater Paper Corp. Senior Notes 10.63% due 06/15/16*	250,000	280,000
Georgia-Pacific LLC Company Guar. Notes 8.25% due 05/01/16*	1,550,000	1,658,500
International Paper Co. Senior Notes 7.30% due 11/15/39	1,500,000	1,617,406
International Paper Co. Senior Notes 7.50% due 08/15/21	1,020,000	1,157,868
NewPage Corp. Senior Sec. Notes 10.00% due 05/01/12	150,000	98,625
NewPage Corp. Senior Sec. Notes 11.38% due 12/31/14	350,000	338,625
NewPage Corp. Senior Sub. Notes 12.00% due 05/01/13	250,000	102,500
Pope & Talbot, Inc. Debentures 8.38% due 06/01/13†(6)(7)(8)	250,000	25
Westvaco Corp. Debentures 7.65% due 03/15/27	1,350,000	1,341,806

		7,335,605

Pharmacy Services — 0.2%
Omnicare, Inc. Company Guar. Notes 6.88% due 12/15/15	1,700,000	1,661,750

Physical Therapy/Rehabilitation Centers — 0.0%
Psychiatric Solutions, Inc. Senior Sub. Notes 7.75% due 07/15/15*	175,000	163,188

Pipelines — 2.0%
Consolidated Natural Gas Co. Senior Notes 5.00% due 12/01/14	880,000	935,792
Dynegy Holdings, Inc. Senior Bonds 7.75% due 06/01/19	1,125,000	900,000
El Paso Energy Corp. Senior Notes 7.80% due 08/01/31	1,075,000	1,068,570
Enterprise Products Operating LLC Company Guar. Notes 4.60% due 08/01/12	500,000	532,325
Enterprise Products Operating LLC Company Guar. Notes 9.75% due 01/31/14	3,370,000	4,111,750
Holly Energy Partners LP Company Guar. Notes 6.25% due 03/01/15	1,400,000	1,351,000
Kinder Morgan Energy Partners Senior Notes 5.85% due 09/15/12	1,000,000	1,082,214
Kinder Morgan Energy Partners LP Senior Notes 5.80% due 03/15/35	2,540,000	2,420,587
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. Senior Notes 8.75% due 04/15/18	1,625,000	1,690,000
Regency Energy Partners LP/Regency Energy Finance Corp. Company Guar. Notes 8.38% due 12/15/13	1,975,000	2,063,875

SunAmerica Series Trust Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2010 — (continued)

		Market
	Principal	Value
Security Description	Amount	(Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Pipelines (continued)

Spectra Energy Capital LLC Senior Notes 6.25% due 02/15/13	$3,005,000	$3,313,202

		19,469,315

Power Converter/Supply Equipment — 0.2%
Hubbell, Inc. Senior Notes 5.95% due 06/01/18	2,160,000	2,237,183

Publishing-Periodicals — 0.4%
MediMedia USA, Inc. Senior Sub. Notes 11.38% due 11/15/14*	1,750,000	1,540,000
Nielsen Finance LLC/Nielsen Finance Co. Company Guar. Notes 11.50% due 05/01/16	550,000	616,000
Nielsen Finance LLC/Nielsen Finance Co. Senior Notes 11.63% due 02/01/14	1,300,000	1,456,000
Nielsen Finance LLC/Nielsen Finance Co. Company Guar. Bonds 12.50% due 08/01/16(4)	575,000	526,125
The Reader’s Digest Association, Inc. Company Guar. Notes 9.00% due 02/15/17†(6)(7)	1,925,000	4,812

		4,142,937

Quarrying — 0.0%
Compass Minerals International, Inc. Senior Notes 8.00% due 06/01/19*	425,000	442,000

Racetracks — 0.2%
Penn National Gaming, Inc. Senior Sub. Notes 6.75% due 03/01/15	1,075,000	1,037,375
Yonkers Racing Corp. Senior Sec. Notes 11.38% due 07/15/16*	575,000	605,188

		1,642,563

Real Estate Investment Trusts — 1.9%
AvalonBay Communities, Inc. Senior Notes 5.70% due 03/15/17	1,610,000	1,693,324
Boston Properties LP Senior Notes 5.88% due 10/15/19	3,000,000	3,123,726
Equity One, Inc. Company Guar. Notes 6.00% due 09/15/17	910,000	846,654
Equity One, Inc. Company Guar. Notes 6.25% due 12/15/14	1,500,000	1,542,640
Host Hotels & Resorts LP Company Guar. Notes 6.38% due 03/15/15	550,000	536,250
Host Hotels & Resorts LP Senior Notes 6.88% due 11/01/14	1,075,000	1,069,625
Host Hotels & Resorts LP Senior Notes 7.13% due 11/01/13	500,000	503,750
Liberty Property LP Senior Notes 6.63% due 10/01/17	1,300,000	1,322,581
ProLogis Senior Notes 5.50% due 04/01/12	980,000	1,024,562
ProLogis Senior Notes 7.63% due 08/15/14	1,460,000	1,610,802
Simon Property Group LP Notes 4.88% due 08/15/10	500,000	509,250
Simon Property Group LP Senior Notes 6.13% due 05/30/18	1,400,000	1,470,083
Simon Property Group LP Senior Notes 6.75% due 05/15/14	2,025,000	2,251,324
Ventas Realty LP / Ventas Capital Corp. Company Guar. Notes 6.50% due 06/01/16	575,000	557,750
Ventas Realty LP / Ventas Capital Corp. Company Guar. Notes 6.75% due 04/01/17	675,000	661,500

		18,723,821

Real Estate Management/Services — 0.2%
AMB Property LP Company Guar. Notes 6.13% due 12/01/16	1,540,000	1,574,732

Real Estate Operations & Development — 0.0%
Susa Partnership LP Notes 8.20% due 06/01/17	250,000	288,898

Recycling — 0.0%
Aleris International, Inc. Company Guar. Notes 9.00% due 12/15/14†(6)(7)	250,000	2,500
Aleris International, Inc. Company Guar. Notes 10.00% due 12/15/16†(6)(7)	450,000	4,500

		7,000

Rental Auto/Equipment — 0.6%
Erac USA Finance Co. Company Guar. Notes 6.38% due 10/15/17*	2,680,000	2,926,892
RSC Equipment Rental, Inc. Notes 9.50% due 12/01/14	1,050,000	1,063,125
RSC Equipment Rental, Inc. Senior Sec. Notes 10.00% due 07/15/17*	325,000	355,063
The Hertz Corp. Company Guar. Notes 8.88% due 01/01/14	1,100,000	1,108,250
The Hertz Corp. Company Guar. Notes 10.50% due 01/01/16	600,000	628,500

		6,081,830

SunAmerica Series Trust Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2010 — (continued)

		Market
	Principal	Value
Security Description	Amount	(Note 2)

U.S. CORPORATE BONDS & NOTES (continued)

Resort/Theme Parks — 0.0%
HRP Myrtle Beach Operations LLC Sec. Notes 7.38% due 04/01/12†*(1)(8)	$475,000	$0

Retail-Apparel/Shoe — 0.1%
Limited Brands, Inc. Senior Notes 8.50% due 06/15/19*	1,000,000	1,090,000

Retail-Automobile — 0.1%
Penske Auto Group, Inc. Company Guar. Notes 7.75% due 12/15/16	625,000	601,563

Retail-Consumer Electronics — 0.2%
Best Buy Co., Inc. Senior Notes 6.75% due 07/15/13	2,140,000	2,394,170

Retail-Discount — 0.3%
Costco Wholesale Corp. Senior Notes 5.30% due 03/15/12	915,000	991,661
Dollar General Corp. Company Guar. Notes 11.88% due 07/15/17(11)	1,650,000	1,897,500

		2,889,161

Retail-Drug Store — 0.1%
CVS Pass-Through Trust Pass Through Certs. 5.30% due 01/11/27*	665,244	632,359

Retail-Mail Order — 0.1%
QVC, Inc. Senior Sec. Notes 7.50% due 10/01/19*	575,000	589,375

Retail-Office Supplies — 0.0%
U.S. Office Products Co. Senior Notes 9.75% due 06/15/30†(1)(8)	300,000	0

Retail-Perfume & Cosmetics — 0.2%
Sally Holdings LLC Company Guar. Notes 10.50% due 11/15/16	1,925,000	2,059,750

Retail-Petroleum Products — 0.4%
AmeriGas Partners LP/AmeriGas Eagle Finance Corp. Senior Notes 7.13% due 05/20/16	2,000,000	2,025,000
Inergy LP/ Inergy Finance Corp. Senior Notes 6.88% due 12/15/14	2,125,000	2,119,687

		4,144,687

Retail-Regional Department Stores — 0.2%
JC Penney Corp., Inc. Senior Notes 5.75% due 02/15/18	875,000	857,500
JC Penney Corp., Inc. Senior Notes 7.40% due 04/01/37	375,000	377,812
Macy’s Retail Holdings, Inc. Company Guar. Notes 6.90% due 04/01/29	375,000	343,125
Macy’s Retail Holdings, Inc. Company Guar. Notes 6.90% due 01/15/32	325,000	293,313
Macy’s Retail Holdings, Inc. Company Guar. Notes 7.00% due 02/15/28	275,000	251,625

		2,123,375

Retail-Restaurants — 0.2%
Dave & Buster’s, Inc. Company Guar. Notes 11.25% due 03/15/14	800,000	838,000
NPC International, Inc. Company Guar. Notes 9.50% due 05/01/14	1,425,000	1,417,875

		2,255,875

Retail-Toy Stores — 0.1%
Toys “R” Us Property Co. I LLC Company Guar. Notes 10.75% due 07/15/17*	1,275,000	1,402,500

Rubber-Tires — 0.0%
American Tire Distributors, Inc. Senior Notes 10.75% due 04/01/13	375,000	342,188

Savings & Loans/Thrifts — 0.2%
Astoria Financial Corp. Notes 5.75% due 10/15/12	1,700,000	1,603,034

Schools — 0.4%
Boston University Notes 7.63% due 07/15/97	2,000,000	2,197,476
Education Management LLC Company Guar. Notes 10.25% due 06/01/16	293,000	312,778
Knowledge Learning Corp. Company Guar. Notes 7.75% due 02/01/15*	1,075,000	1,032,000

		3,542,254

Semiconductor Equipment — 0.3%
KLA Tencor Corp. Senior Notes 6.90% due 05/01/18	2,640,000	2,865,665

Soap & Cleaning Preparation — 0.1%
JohnsonDiversey Holdings, Inc. Senior Notes 10.50% due 05/15/20*	750,000	785,625
JohnsonDiversey, Inc. Senior Notes 8.25% due 11/15/19*	375,000	389,063

		1,174,688

Special Purpose Entities — 2.2%
AAC Group Holding Corp. Senior Notes 10.25% due 10/01/12*(4)	1,225,000	1,226,531
Army Hawaii Family Housing Trust Bonds 5.52% due 06/15/50*	790,000	602,138

SunAmerica Series Trust Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2010 — (continued)

		Market
	Principal	Value
Security Description	Amount	(Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Special Purpose Entities (continued)

Camp Pendleton & Quantico Housing LLC Bonds 5.57% due 10/01/50*	$1,630,000	$1,247,586
Capital One Capital IV Company Guar. Bonds 6.75% due 02/17/37(10)	2,980,000	2,488,300
Capital One Capital V Company Guar. Notes 10.25% due 08/15/39	350,000	400,683
City National Capital Trust I Company Guar. Notes 9.63% due 02/01/40	4,880,000	5,227,266
Crown Castle Towers LLC Senior Sec. Notes 5.50% due 01/15/37*	5,650,000	5,739,061
Fox Acquisition Sub LLC Senior Notes 13.38% due 07/15/16*	1,200,000	1,074,000
Fresenius U.S. Finance II Senior Notes 9.00% due 07/15/15*	475,000	532,000
Nalco Finance Holdings, Inc. Senior Notes 9.00% due 02/01/14(4)	183,000	188,490
NBC Acquisition Corp. Senior Notes 11.00% due 03/15/13(4)	800,000	608,000
Southern Star Central Corp. Senior Notes 6.75% due 03/01/16	700,000	705,250
Universal City Development Partners, Ltd. Senior Notes 8.88% due 11/15/15*	825,000	831,187
Universal City Development Partners, Ltd. Senior Sub. Notes 10.88% due 11/15/16*	425,000	439,875

		21,310,367

Steel Pipe & Tube — 0.1%
Mueller Water Products, Inc. Company Guar. Notes 7.38% due 06/01/17	1,120,000	1,008,000

Steel-Specialty — 0.2%
Allegheny Technologies, Inc. Senior Notes 9.38% due 06/01/19	1,620,000	1,934,168

Telecom Services — 0.6%
Digicel Group Ltd. Senior Notes 9.13% due 01/15/15*(11)	935,000	920,975
Qwest Corp. Senior Notes 8.88% due 03/15/12	1,025,000	1,100,594
SBA Telecommunications, Inc. Company Guar. Notes 8.00% due 08/15/16*	225,000	233,437
SBA Telecommunications, Inc. Company Guar. Notes 8.25% due 08/15/19*	225,000	236,250
West Corp. Company Guar. Notes 9.50% due 10/15/14	1,875,000	1,884,375
West Corp. Company Guar. Notes 11.00% due 10/15/16	1,925,000	2,050,125

		6,425,756

Telecommunication Equipment — 0.8%
Harris Corp. Senior Notes 5.95% due 12/01/17	6,400,000	6,971,213
Sorenson Communications, Inc. Senior Sec. Notes 10.50% due 02/01/15*	850,000	801,125

		7,772,338

Telephone-Integrated — 1.4%
AT&T, Inc. Notes 5.10% due 09/15/14	2,000,000	2,174,532
BellSouth Corp. Bonds 5.20% due 09/15/14	2,000,000	2,178,584
CenturyTel, Inc. Senior Notes 6.15% due 09/15/19	220,000	228,738
Citizens Communications Co. Senior Notes 9.00% due 08/15/31	900,000	891,000
Sprint Capital Corp. Company Guar. Notes 6.90% due 05/01/19	4,425,000	3,938,250
Sprint Nextel Corp. Bonds 6.00% due 12/01/16	900,000	783,000
Sprint Nextel Corp. Senior Notes 8.38% due 08/15/17	600,000	585,000
Verizon Communications, Inc. Senior Notes 6.10% due 04/15/18	1,000,000	1,094,347
Verizon Communications, Inc. Senior Notes 6.35% due 04/01/19	1,920,000	2,125,000

		13,998,451

Television — 0.1%
Belo Corp. Senior Notes 8.00% due 11/15/16	75,000	76,594
Newport Television LLC/NTV Finance Corp. Senior Notes 13.00% due 03/15/17*(11)	425,625	220,261
Umbrella Acquisition, Inc. Company Guar. Notes 9.75% due 03/15/15*(11)	1,131,437	995,664
Univision Communications, Inc. Senior Sec. Notes 12.00% due 07/01/14*	150,000	162,000

		1,454,519

SunAmerica Series Trust Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2010 — (continued)

		Market
	Principal	Value
Security Description	Amount	(Note 2)

U.S. CORPORATE BONDS & NOTES (continued)

Theaters — 0.2%
Cinemark USA, Inc. Company Guar. Notes 8.63% due 06/15/19	$1,175,000	$1,224,938
Regal Cinemas Corp. Company Guar. Notes 8.63% due 07/15/19	250,000	258,125

		1,483,063

Tobacco — 0.2%
Alliance One International, Inc. Senior Notes 10.00% due 07/15/16*	300,000	318,000
Altria Group, Inc. Company Guar. Notes 9.25% due 08/06/19	1,110,000	1,366,703

		1,684,703

Transactional Software — 0.0%
Open Solutions, Inc. Company Guar. Notes 9.75% due 02/01/15*	100,000	88,250

Transport-Rail — 1.0%
Burlington North Santa Fe Corp. Notes 4.88% due 01/15/15	3,450,000	3,694,595
Burlington Northern and Santa Fe Railway Co. Pass Through Certs. Series 1992-2 7.57% due 01/02/21	337,433	408,908
Norfolk Southern Corp. Senior Notes 5.75% due 01/15/16	550,000	602,916
Norfolk Southern Corp. Senior Notes 6.75% due 02/15/11	1,295,000	1,366,419
Union Pacific Corp. Senior Notes 4.88% due 01/15/15	3,320,000	3,541,135

		9,613,973

Vitamins & Nutrition Products — 0.2%
General Nutrition Centers, Inc. Company Guar. Notes 5.18% due 03/15/14(10)(11)	1,600,000	1,484,000

Web Hosting/Design — 0.1%
Terremark Worldwide, Inc. Senior Sec. Notes 12.00% due 06/17/17*	1,175,000	1,301,313

Wire & Cable Products — 0.3%
Belden, Inc. Senior Sub. Notes 7.00% due 03/15/17	1,450,000	1,410,125
General Cable Corp. Company Guar. Notes 7.13% due 04/01/17	1,930,000	1,896,225

		3,306,350

Wireless Equipment — 0.0%
Crown Castle International Corp. Senior Notes 9.00% due 01/15/15	275,000	298,031

Total U.S. CORPORATE BONDS & NOTES (cost $753,059,846)		797,842,156

FOREIGN CORPORATE BONDS & NOTES — 16.2%
Advertising Agencies — 0.1%
MDC Partners, Inc. Company Guar. Notes 11.00% due 11/01/16*	1,275,000	1,345,125

Aerospace/Defense — 0.1%
Embraer Overseas, Ltd. Company Guar. Notes 6.38% due 01/15/20	675,000	671,625

Agricultural Chemicals — 0.1%
Fertinitro Finance, Inc. Company Guar. Notes 8.29% due 04/01/20*	1,005,000	688,425

Banks-Commercial — 1.2%
ANZ National International, Ltd. Company Guar. Notes 2.38% due 12/21/12*	1,580,000	1,584,934
Barclays Bank PLC Jr. Sub. Bonds 5.93% due 12/15/16*(10)(12)	2,850,000	2,386,875
Commonwealth Bank of Australia Senior Notes 3.75% due 10/15/14*	2,000,000	2,033,866
Nordea Bank AB Senior Notes 3.70% due 11/13/14*	2,330,000	2,369,971
Westpac Banking Corp. Senior Notes 4.88% due 11/19/19	3,990,000	3,970,070

		12,345,716

Banks-Special Purpose — 0.1%
Corporacion Andina de Fomento Notes 7.38% due 01/18/11	1,185,000	1,247,941

Beverages-Wine/Spirits — 0.5%
Bacardi, Ltd. Senior Notes 7.45% due 04/01/14*	3,630,000	4,172,853
Diageo Capital PLC Company Guar. Notes 7.38% due 01/15/14	840,000	989,173

		5,162,026

Broadcast Services/Program — 0.6%
Grupo Televisa SA Senior Notes 6.63% due 03/18/25	6,015,000	6,104,660

Cable/Satellite TV — 0.2%
Kabel Deutschland GmbH Company Guar. Bonds 10.63% due 07/01/14	1,625,000	1,698,125

SunAmerica Series Trust Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2010 — (continued)

		Market
	Principal	Value
Security Description	Amount	(Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)

Cellular Telecom — 0.7%
America Movil SA de CV Notes 5.75% due 01/15/15	$3,900,000	$4,236,839
Digicel SA Senior Notes 12.00% due 04/01/14*	400,000	443,500
Rogers Communications, Inc. Company Guar. Notes 5.50% due 03/15/14	1,860,000	2,019,370

		6,699,709

Computers-Memory Devices — 0.2%
Seagate Technology HDD Holdings Company Guar. Notes 6.80% due 10/01/16	1,750,000	1,743,437
SMART Modular Technologies, Inc. Sec. Notes 5.75% due 04/01/12(10)	146,000	137,788

		1,881,225

Cruise Lines — 0.0%
Royal Caribbean Cruises, Ltd. Senior Notes 7.25% due 06/15/16	350,000	341,250

Diversified Banking Institutions — 0.3%
HSBC Holdings PLC Sub. Notes 5.25% due 12/12/12	2,558,000	2,771,015

Diversified Financial Services — 0.3%
Hyundai Capital Services, Inc. Notes 6.00% due 05/05/15*	2,380,000	2,505,165

Diversified Manufacturing Operations — 0.3%
Tyco Electronics Group SA Company Guar. Notes 5.95% due 01/15/14	2,870,000	3,094,645

Diversified Minerals — 1.0%
BHP Billiton Finance USA, Ltd. Company Guar. Notes 6.50% due 04/01/19	620,000	710,782
Rio Tinto Finance USA, Ltd. Company Guar. Notes 5.88% due 07/15/13	2,580,000	2,813,469
Rio Tinto Finance USA, Ltd. Company Guar. Notes 6.50% due 07/15/18	2,380,000	2,642,735
Rio Tinto Finance USA, Ltd. Company Guar. Notes 8.95% due 05/01/14	1,000,000	1,206,207
Teck Resources, Ltd. Senior Sec. Notes 9.75% due 05/15/14	350,000	399,875
Teck Resources, Ltd. Senior Sec. Notes 10.25% due 05/15/16	1,275,000	1,456,688
Teck Resources, Ltd. Senior Sec. Notes 10.75% due 05/15/19	450,000	529,875

		9,759,631

Diversified Operations — 0.5%
Hutchison Whampoa International, Ltd. Company Guar. Notes 4.63% due 09/11/15*	2,200,000	2,239,800
Hutchison Whampoa International, Ltd. Company Guar. Notes 6.50% due 02/13/13*	433,000	478,663
Hutchison Whampoa International, Ltd. Company Guar. Notes 7.63% due 04/09/19*	1,000,000	1,146,907
Stena AB Senior Notes 7.00% due 12/01/16	250,000	232,813
Stena AB Senior Notes 7.50% due 11/01/13	825,000	811,594

		4,909,777

Electric-Generation — 0.1%
Korea Hydro & Nuclear Power Co., Ltd. Senior Notes 6.25% due 06/17/14*	1,155,000	1,255,433

Electric-Integrated — 0.2%
Enel Finance International SA Company Guar. Notes 3.88% due 10/07/14*	1,600,000	1,632,693
Enersis SA Notes 7.40% due 12/01/16	600,000	684,307

		2,317,000

Electronic Components-Misc. — 0.2%
Koninklijke Philips Electronics N.V. Senior Notes 4.63% due 03/11/13	380,000	403,168
Koninklijke Philips Electronics N.V. Senior Notes 5.75% due 03/11/18	1,590,000	1,714,814

		2,117,982

Finance-Investment Banker/Broker — 0.5%
Macquarie Group, Ltd. Senior Notes 6.00% due 01/14/20*	3,500,000	3,458,913
Macquarie Group, Ltd. Notes 7.63% due 08/13/19*	1,020,000	1,166,106

		4,625,019

Finance-Other Services — 0.1%
Lukoil International Finance BV Company Guar. Notes 6.36% due 06/07/17*	1,000,000	995,000

Gold Mining — 0.1%
Barrick Gold Corp. Senior Notes 6.95% due 04/01/19	800,000	918,605

Insurance-Multi-line — 0.3%
AXA SA Sub. Notes 8.60% due 12/15/30	2,500,000	2,998,098

SunAmerica Series Trust Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2010 — (continued)

		Market
	Principal	Value
Security Description	Amount	(Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)

Investment Companies — 0.2%
Xstrata Finance Canada, Ltd. Company Guar. Bonds 5.50% due 11/16/11*	$1,400,000	$1,482,968

Investment Management/Advisor Services — 0.2%
Invesco, Ltd. Company Guar. Notes 5.63% due 04/17/12	2,000,000	2,085,364

Metal-Diversified — 0.2%
Noranda, Inc. Notes 6.00% due 10/15/15	1,750,000	1,892,604

Multimedia — 0.1%
Quebecor Media, Inc. Senior Notes 7.75% due 03/15/16	1,075,000	1,075,000

Non-Ferrous Metals — 0.2%
Codelco, Inc. Bonds 5.63% due 09/21/35*	1,600,000	1,561,080

Oil Companies-Exploration & Production — 1.0%
Canadian Natural Resources, Ltd. Notes 4.90% due 12/01/14	770,000	829,952
Canadian Natural Resources, Ltd. Senior Notes 5.45% due 10/01/12	200,000	219,044
Canadian Natural Resources, Ltd. Bonds 5.85% due 02/01/35	4,960,000	4,922,646
Husky Oil, Ltd. Senior Debentures 7.55% due 11/15/16	3,180,000	3,635,599

		9,607,241

Oil Companies-Integrated — 1.6%
Conoco Funding Co. Company Guar. Notes 7.25% due 10/15/31	1,295,000	1,505,493
ConocoPhillips Australia Funding Co. Company Guar. Notes 5.50% due 04/15/13	1,460,000	1,605,451
PC Financial Partnership Notes 5.00% due 11/15/14	3,000,000	3,209,010
Petro-Canada Bonds 5.35% due 07/15/33	2,650,000	2,469,869
Petroleos Mexicanos Company Guar. Notes 6.00% due 03/05/20*	1,600,000	1,586,143
Petroleos Mexicanos Company Guar. Notes 4.88% due 03/15/15*	5,000,000	5,031,465
Qatar Petroleum Notes 5.58% due 05/30/11*	666,800	688,804

		16,096,235

Oil-Field Services — 0.3%
Weatherford International, Ltd. Company Guar. Notes 6.00% due 03/15/18	600,000	626,569
Weatherford International, Ltd. Senior Notes 7.00% due 03/15/38	2,100,000	2,198,253

		2,824,822

Paper & Related Products — 0.1%
Cascades, Inc. Company Guar. Notes 7.88% due 01/15/20*	275,000	279,812
PE Paper Escrow GmbH Senior Sec. Notes 12.00% due 08/01/14*	275,000	309,721

		589,533

Pipelines — 0.4%
Enbridge, Inc. Senior Notes 5.60% due 04/01/17	3,870,000	4,212,081

Precious Metals — 0.4%
Barrick Gold Finance Co. Notes 4.88% due 11/15/14	4,000,000	4,271,800

Satellite Telecom — 0.7%
Inmarsat Finance PLC Company Guar. Notes 7.38% due 12/01/17*	325,000	333,531
Intelsat Intermediate Holding Co., Ltd. Company Guar. Bonds 9.50% due 02/01/15(4)	4,500,000	4,640,625
Intelsat Jackson Holdings, Ltd. Senior Notes 11.25% due 06/15/16	1,725,000	1,832,813

		6,806,969

Seismic Data Collection — 0.1%
Compagnie Generale de Geophysique-Veritas Company Guar. Notes 7.75% due 05/15/17	1,175,000	1,166,188

Special Purpose Entities — 0.3%
Ceva Group PLC Senior Notes 10.00% due 09/01/14*	1,275,000	1,225,594
Ceva Group PLC Senior Sec. Notes 11.63% due 10/01/16*	125,000	128,281
Petroplus Finance, Ltd. Company Guar. Notes 7.00% due 05/01/17*	1,225,000	1,099,438
Reliance Intermediate Holdings, LP Senior Notes 9.50% due 12/15/19*	900,000	946,758

		3,400,071

Steel-Producers — 0.4%
ArcelorMittal Senior Notes 6.13% due 06/01/18	1,425,000	1,482,868

SunAmerica Series Trust Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2010 — (continued)

		Market
	Principal	Value
Security Description	Amount	(Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Steel-Producers (continued)

ArcelorMittal USA Partnership Company Guar. Notes 9.75% due 04/01/14	$2,380,000	$2,494,778

		3,977,646

Telecom Services — 0.3%
Digicel Group, Ltd. Senior Notes 8.88% due 01/15/15*	2,250,000	2,182,500
Wind Acquisition Finance SA Senior Notes 11.75% due 07/15/17*	800,000	870,000

		3,052,500

Telephone-Integrated — 1.6%
AT&T, Inc. Senior Notes 6.70% due 11/15/13	1,260,000	1,439,115
Deutsche Telekom International Finance BV Company Guar. Notes 4.88% due 07/08/14	960,000	1,019,467
France Telecom SA Senior Notes 5.38% due 07/08/19	1,600,000	1,695,339
KT Corp. Notes 5.88% due 06/24/14*	3,050,000	3,277,245
Telefonica Emisiones SAU Company Guar. Notes 5.86% due 02/04/13	4,440,000	4,872,532
Telefonica Emisiones SAU Company Guar. Notes 7.05% due 06/20/36	1,575,000	1,778,306
Virgin Media Finance PLC Company Guar. Notes 9.50% due 08/15/16	1,375,000	1,457,500

		15,539,504

Television — 0.1%
Videotron Ltee Company Guar. Notes 6.38% due 12/15/15	325,000	316,875
Videotron Ltee Company Guar. Notes 9.13% due 04/15/18	275,000	297,000

		613,875

Transport-Marine — 0.0%
Teekay Corp. Senior Notes 8.50% due 01/15/20	200,000	203,000

Transport-Rail — 0.3%
Canadian Pacific Railway Co. Bonds 7.13% due 10/15/31	2,950,000	3,250,991

Total Foreign Corporate Bonds & Notes (cost $150,336,936)		160,162,669

FOREIGN GOVERNMENT AGENCIES — 1.2%
Sovereign — 1.1%
State Of Qatar Senior Notes 5.25% due 01/20/20*	2,185,000	2,193,194
United Mexican States Notes 6.63% due 03/03/15	5,150,000	5,768,000
United Mexican States Notes 9.88% due 02/01/10	2,850,000	2,850,000

		10,811,194

SupraNational — 0.1%
Corporacion Andina de Fomento Notes 8.13% due 06/04/19	1,000,000	1,188,031

Total Foreign Government Agencies (cost $11,461,174)		11,999,225

U.S. GOVERNMENT AGENCIES — 0.0%
Resolution Funding — 0.0%
Resolution Funding Corp. STRIP zero coupon due 01/15/21(13) (cost $273,430)	640,000	389,990

COMMON STOCK — 0.1%
Building & Construction Products-Misc. — 0.0%
Nortek, Inc.	4,270	166,530

Publishing-Periodicals — 0.1%
Dex One Corp.†(1)	26,104	817,838
SuperMedia, Inc.†	1,006	36,528

		854,366

Total Common Stock (cost $4,054,403)		1,020,896

MEMBERSHIP INTEREST CERTIFICATES — 0.0%
Home Furnishings — 0.0%
CVC Claims Litigation Trust†(1)(8)(9)	5	0

Retail-Bedding — 0.0%
Sleepmaster, LLC†(1)(8)(9)	264	3

Total Membership Interest Certificates (cost $85,648)		3

PREFERRED STOCK — 0.2%
Diversified Banking Institutions — 0.1%
GMAC, Inc., 7.00%*	1,467	1,048,446

Finance-Investment Banker/Broker — 0.0%
Lehman Brothers Holdings, Inc. Class D, 5.67%	30,000	6,000

Real Estate Investment Trusts — 0.1%
ProLogis Trust, Series C 8.54%	20,000	940,000

Total Preferred Stock
(cost $3,402,953)		1,994,446

WARRANTS — 0.0%
Broadcast Services/Program — 0.0%
Sirius XM Radio, Inc., Class A Expires 03/15/10 (strike price $9.83) (cost $25,250)	125	116

Total Long-Term Investment Securities (cost $923,901,099)		974,775,224

SunAmerica Series Trust Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2010 — (continued)

		Market
	Principal	Value
Security Description	Amount	(Note 2)

SHORT-TERM INVESTMENT SECURITIES — 0.6%
Time Deposits — 0.6%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 02/01/10 (cost $5,694,000)	$5,694,000	$5,694,000

TOTAL INVESTMENTS (cost $929,595,099)(14)	98.9%	980,469,224
Other assets less liabilities	1.1	10,894,852

NET ASSETS	100.0%	$991,364,076

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At January 31, 2010, the aggregate value of these securities was $185,867,833 representing 18.8% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
†	Non-income producing security
(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.
(2)	Collateralized Mortgage Obligation
(3)	Variable Rate Security — the rate reflected is as of January 31, 2010, maturity date reflects the stated maturity date.
(4)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.
(5)	PIK (“Payment-in-Kind”) security. Bond or preferred stock that pays interest/dividends in the form of additional bonds or preferred stocks.
(6)	Bond in default
(7)	Company has filed for Chapter 11 bankruptcy protection.
(8)	Illiquid security. At January 31, 2010, the aggregate value of those securities was $1,915,165 representing 0.2% of the net assets.

SunAmerica Series Trust Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2010 — (continued)

(9)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of January 31, 2010, the Corporate Bond Portfolio held the following restricted securities:

		Principal			Market
	Acquisition	Amount/	Acquisition	Market	Value Per	% of Net
Name	Date	Shares	Cost	Value	Share	Assets

Affinity Group, Inc. 9.00% due 02/15/12	02/06/2004	$200,000	$200,000	$140,000	$70.00	0.01%
Affinity Group, Inc. 10.88% due 02/15/12	6/14/2005	200,000	192,915
	8/5/2005	100,000	98,125
	8/15/2005	12,778	12,778
	2/15/2006	17,007	17,007
	2/20/2007	18,907	18,907
	8/15/2006	17,932	17,932
	2/22/2008	19,935	19,935

		386,559	577,599	154,624	40.00	0.02
Chemtura Corp. 6.88% due 06/01/16	1/18/2007	300,000	295,854
	4/11/2007	175,000	176,230
	5/12/2008	550,000	503,976
	10/27/2008	350,000	239,209

		1,375,000	1,215,269	1,540,000	112.00	0.16
CVC Claims Litigation Trust Membership Interest Certificates	5/19/2006	5	9,558	0	0.00	0.00
Herbst Gaming, Inc. 7.00% due 11/15/14	11/5/2004	100,000	100,058
	7/5/2005	200,000	204,561
	1/9/2007	50,000	48,992
	3/8/2007	100,000	100,544
	12/18/2007	125,000	75,875
	1/3/2008	50,000	30,390

		625,000	560,420	13	0.00	0.00
Jitney-Jungle Stores of America, Inc. 10.38% due 09/15/07	9/15/1997	50,000	51,970
	2/27/1998	25,000	26,905
	4/28/1998	50,000	52,913

		125,000	131,788	0	0.00	0.00
Nebco Evans Holding Co. 12.38% due 07/15/07	1/6/1998	125,000	125,000	0	0.00	0.00
Sleepmaster, LLC Membership Interest Certificates	2/25/2003	264	58,497	3	0.01	0.00
True Temper Sports, Inc. 8.38% due 09/15/11	5/14/2004	75,000	75,632
	6/13/2005	50,000	46,809
	8/18/2005	50,000	50,213
	8/23/2005	75,000	75,372
	2/8/2006	200,000	189,386

		450,000	437,412	0	0.00	0.00

				$1,834,640		0.19%

(10)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of January 31, 2010.
(11)	Income may be received in cash or additional bonds at the discretion of the issuer.
(12)	Perpetual maturity — maturity date reflects the next call date.
(13)	Principal Only
(14)	See Note 3 for cost of investments on a tax basis.
STRIP — Separate Trading of Registered Interest and Principal of Securities

SunAmerica Series Trust Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2010 — (continued)

Open Futures Contracts

Number				Market	Market	Unrealized
of			Expiration	Value at	Value as of	Appreciation
Contracts	Type	Description	Month	Trade Date	January 31, 2010	(Depreciation)

400	Short	U. S. Treasury 10 YR Notes	March 2010	$47,767,886	$47,262,500	$505,386

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2010 (see Note 2):

	Level 1 - Unadjusted	Level 2 - Other	Level 3 - Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total

Long-Term Investment Securities:
Asset Backed Securities	$—	$—	$16,914	$16,914
Convertible Bonds & Notes	—	1,348,809	—	1,348,809
U.S. Corporate Bonds & Notes	—	797,842,156	0	797,842,156
Foreign Corporate Bonds & Notes	—	160,162,669	—	160,162,669
Foreign Government Agencies	—	11,999,225	—	11,999,225
U.S. Government Agencies	—	389,990	—	389,990
Common Stock	36,528	166,530	817,838	1,020,896
Membership Certificates	—	—	3	3
Preferred Stock	1,994,446	—	—	1,994,446
Warrants	116	—	—	116
Short Term Investment Securities:
Time Deposit	—	5,694,000	—	5,694,000
Other Financial Instruments:@
Open Futures Contracts Appreciation	505,386	—	—	505,386

Total	$2,536,476	$977,603,379	$834,755	$980,974,610

@	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the investment.

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

	Asset Backed	U.S. Corporate		Membership
	Securities	Bonds & Notes	Common Stock	Certificates

Balance as of 1/31/2009	$28,961	$635	$0	$3
Accrued discounts/premiums	—	6,511	—	—
Realized gain(loss)	63	(168,618)	—	—
Change in unrealized appreciation (depreciation)	12,548	23,111	(1,991,129)	—
Net purchases (sales)	(24,658)	(1,389)	2,808,967	—
Transfers in and/or out of Level 3	—	139,750	—	—

Balance as of 1/31/2010	$16,914	$0	$817,838	$3

See Notes to Financial Statements

SunAmerica Series Trust Global Bond Portfolio
PORTFOLIO PROFILE — January 31, 2010 — (unaudited)

Industry Allocation*

Sovereign	46.8%
Banks-Special Purpose	12.2
Banks-Commercial	6.9
United States Treasury Bonds	5.1
Sovereign Agency	4.5
United States Treasury Notes	2.7
SupraNational	2.7
Collateralized Mortgage Obligation — Other	2.5
Diversified Banking Institutions	2.3
Diversified Financial Services	2.1
Banks-Mortgage	1.5
Finance-Other Services	0.9
Oil Companies-Integrated	0.9
Time Deposits	0.8
Electric-Integrated	0.7
Special Purpose Entities	0.6
Finance-Investment Banker/Broker	0.5
Savings & Loans/Thrifts	0.5
Asset Backed Securities	0.5
Credit Card Other	0.5
Banks-Money Center	0.5
Finance-Leasing Companies	0.5
Oil-Field Services	0.4
Diversified Minerals	0.4
Finance-Consumer Loans	0.4
Home Equity Other	0.3
Telephone-Integrated	0.3
Computers	0.2
Medical-Drugs	0.2
Export/Import Bank	0.2
Auto-Cars/Light Trucks	0.2
Insurance-Property/Casualty	0.1
Cable TV	0.1

99.0%

*	Calculated as a percentage of net assets

Country Allocation*

Germany	23.1%
United States	16.4
Japan	13.4
Italy	12.6
United Kingdom	7.5
Netherlands	5.3
France	5.2
Luxembourg	2.6
Australia	2.5
Sweden	2.2
Finland	2.2
Canada	1.2
Norway	1.1
Denmark	0.9
Austria	0.9
Spain	0.7
Ireland	0.6
Switzerland	0.3
Philippines	0.2
Bermuda	0.1

99.0%

Credit Quality†#

Government — Treasury	8.1%
AAA	51.4
AA	17.6
A	18.7
BBB	0.6
CCC	1.6
CC	0.2
Not Rated@	1.8

100.0%

*	Calculated as a percentage of net assets
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.
†	Source: Standard and Poors
#	Calculated as a percentage of total debt issues, excluding short-term securities.

SunAmerica Series Trust Global Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2010

			Market
		Principal	Value
Security Description		Amount**	(Note 2)

ASSET BACKED SECURITIES — 4.5%
United Kingdom — 0.9%
Granite Master Issuer PLC Series 2006-3, Class A6 0.63% due 12/20/54(1)(2)	GBP	465,907	$685,616
Granite Master Issuer PLC Series 2005-2, Class A5 0.58% due 12/20/54(2)	EUR	339,148	432,490
Pillar Funding PLC Series 2005-1, Class A 0.82% due 11/15/12(1)(2)	EUR	1,000,000	1,358,294

			2,476,400

United States — 3.6%
American Home Mtg. Assets Series 2007-1, Class A1 1.18% due 02/25/47(1)(2)		1,511,771	707,661
American Home Mtg. Investment Trust Series 2004-3, Class 1A 0.60% due 10/25/34(1)(2)		9,189	7,958
CIT Mtg. Loan Trust Series 2007-1, Class 2A1 1.23% due 10/01/37*(2)(5)		313,903	274,354
CIT Mtg. Loan Trust Series 2007-1, Class 2A2 2.65% due 10/01/37*(2)(5)		300,000	133,213
CIT Mtg. Loan Trust Series 2007-1, Class 2A3 1.92% due 10/25/37*(2)(5)		400,000	150,989
Countrywide Alternative Loan Trust Series 2005-82, Class A1 0.50% due 02/25/36(1)(2)		1,310,063	718,651
Countrywide Alternative Loan Trust Series 2006-OA1, Class 2A1 0.44% due 03/20/46(1)(2)		1,202,524	628,587
Countrywide Alternative Loan Trust Series 2007 15CB Class A5 5.75% due 07/25/37(1)(2)		1,498,783	1,087,067
Countrywide Alternative Loan Trust Series 2005 46CB Class A8 5.50% due 10/25/35(1)(2)		1,046,963	945,230
Countrywide Alternative Loan Trust Series 2007-0A11, Class A1A 1.86% due 11/25/47(1)(2)		929,162	415,283
HSBC Home Equity Loan Trust Series 2007-3, Class APT 1.43% due 11/20/36(2)		1,011,523	917,809
Lehman XS Trust Series 2007-7N Class 1A2 0.47% due 06/25/47(1)(2)		1,727,766	619,964
Residential Accredit Loans, Inc. Series 2005-QS13 Class 2A3 5.75% due 09/25/35(1)(2)		501,255	401,265
Sequoia Mtg. Trust Series 2004-10, Class A3A 0.92% due 11/20/34(1)(2)		157,136	121,606
Structured Adjustable Rate Mtg. Loan Trust Series 2007-10, Class 1A1 6.00% due 11/25/37(1)(2)		$1,050,872	633,939
Washington Mutual Alternative Mtg. Pass-Through Certificates Series-AR5 Class 4A 1.47% due 06/25/46(1)(2)		2,029,760	735,761
Washington Mutual Alternative Mtg. Pass-Through Certificates Series 2007-OA2 Class 2A 0.93% due 01/25/47(1)(2)		749,540	342,302
Wells Fargo Alternative Loan Trust Series 2007-PA6, Class A1 6.52% due 12/28/37(1)(2)		1,447,195	916,461

			9,758,100

Total Asset Backed Securities (cost $18,496,972)			12,234,500

CORPORATE BONDS & NOTES — 34.0%
Australia — 2.3%
Australia & New Zealand Banking Group, Ltd. Senior Notes 3.38% due 03/01/11	EUR	100,000	141,351
Australia & New Zealand Banking Group Senior Notes 5.25% due 05/20/13	EUR	300,000	449,851
BHP Billiton Finance, Ltd. Company Guar. Notes 6.38% due 04/04/16	EUR	700,000	1,127,876
Commonwealth Bank of Australia Government Liquid Guar. Notes 2.90% due 09/17/14		2,200,000	2,213,431
Commonwealth Bank of Australia Sub. Notes 5.50% due 08/06/19	EUR	450,000	673,541
St George Bank, Ltd. Senior Notes 6.50% due 06/24/13	EUR	250,000	388,038
Westpac Banking Corp. Government Guar. Notes 1.90% due 12/14/12*(5)		1,100,000	1,098,240

			6,092,328

Austria — 0.9%
Erste Group Bank AG Government Guar. Notes 2.25% due 05/13/11	EUR	1,150,000	1,609,588
Kommunalkredit Austria AG Government Guar. Notes 3.13% due 07/08/13	EUR	550,000	781,647

			2,391,235

SunAmerica Series Trust Global Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2010 — (continued)

			Market
		Principal	Value
Security Description		Amount**	(Note 2)

CORPORATE BONDS & NOTES (continued)

Bermuda — 0.1%
Arch Capital Group, Ltd. Debentures 7.35% due 05/01/34		$190,000	$192,603

France — 0.4%
HSBC Covered Bonds Notes 3.38% due 01/20/17	EUR	700,000	968,810

Germany — 11.8%
Commerzbank AG Senior Notes 5.00% due 02/06/14	EUR	600,000	892,046
Kreditanstalt fuer Wiederaufbau Government Guar. Bonds 0.75% due 03/22/11	JPY	1,070,000,000	11,891,183
Kreditanstalt fuer Wiederaufbau Government Guar. Notes 1.35% due 01/20/14	JPY	700,000,000	7,933,346
Kreditanstalt fuer Wiederaufbau Government Guar. Bonds 2.05% due 02/16/26	JPY	645,000,000	7,216,740
Kreditanstalt fuer Wiederaufbau Government Guar. Bonds 2.60% due 06/20/37	JPY	255,000,000	2,879,219
Kreditanstalt fuer Wiederaufbau Government Guar. Notes 5.25% due 01/12/12	GBP	325,000	552,996
Kreditanstalt fuer Wiederaufbau Government Guar. Bonds 5.38% due 01/29/14	GBP	300,000	522,308

			31,887,838

Ireland — 0.6%
GE Capital UK Funding Senior Notes 8.00% due 01/14/39	GBP	850,000	1,729,600

Italy — 0.2%
Unione di Banche Italiane SCPA Notes 8.36% due 06/25/14	EUR	360,000	530,701

Japan — 4.8%
Bank of Tokyo-Mitsubishi UFJ, Ltd. Senior Notes 2.60% due 01/22/13*(5)		1,250,000	1,254,655
Japan 113 (20 Year Issue) Senior Bonds 2.10% due 09/20/29	JPY	100,000,000	1,107,280
Japan Finance Corp. for Municipal Enterprises Government Guar. Bonds 1.90% due 06/22/18	JPY	860,000,000	10,082,422
Resona Bank, Ltd Sub. Notes 3.75% due 04/15/15(2)(3)	EUR	420,000	580,874

			13,025,231

Luxembourg — 0.5%
Enel Finance International SA Company Guar. Notes 6.25% due 09/15/17*(5)		300,000	329,283
John Deere Bank SA Notes 6.00% due 06/13/11	EUR	650,000	947,033

			1,276,316

Netherlands — 2.4%
Achmea Hypotheekbank NV Government Liquid Guar. Notes 3.20% due 11/03/14*(5)		1,700,000	1,721,241
E.ON International Finance BV Company Guar. Notes 5.50% due 01/19/16	EUR	1,050,000	1,615,468
LeasePlan Corp NV Government Guar. Notes 3.25% due 05/22/14	EUR	875,000	1,245,374
NIBC Bank NV Government Guar. Notes 2.80% due 12/02/14*(5)		1,400,000	1,395,577
Shell International Finance BV Company Guar. Notes 4.50% due 02/09/16	EUR	400,000	593,631

			6,571,291

Norway — 1.1%
DNB Nor Boligkreditt Bonds 3.38% due 01/20/17	EUR	700,000	964,619
Schlumberger Norge AS Company Guar. Notes 3.00% due 03/18/13		1,150,000	1,178,896
Statoil ASA Notes 4.38% due 03/11/15	EUR	550,000	810,726

			2,954,241

Sweden — 1.9%
Nordea Hypotek AB Notes 3.50% due 01/18/17	EUR	800,000	1,112,330
Svensk Exportkredit AB Senior Notes 5.13% due 03/01/17		550,000	593,634
Swedbank AB Government Guar. Notes 2.90% due 01/14/13		1,025,000	1,054,114
Swedbank AB Government Guar. Notes 3.38% due 05/27/14	EUR	825,000	1,176,139
Swedish Covered Bond Notes 3.00% due 02/03/15	EUR	800,000	1,108,922

			5,045,139

SunAmerica Series Trust Global Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2010 — (continued)

			Market
		Principal	Value
Security Description		Amount**	(Note 2)

CORPORATE BONDS & NOTES (continued)

Switzerland — 0.3%
UBS AG Bonds 3.88% due 12/02/19	EUR	500,000	$690,402

United Kingdom — 3.4%
BP Capital Markets PLC Company Guar. Notes 5.25% due 11/07/13		1,300,000	1,434,406
Chester Asset Receivables Deal 11 Bonds
6.13% due 12/15/12	EUR	1,100,000	1,539,192
Credit Suisse London Senior Notes 6.13% due 05/16/14	EUR	650,000	1,009,451
Network Rail Infrastructure Government Guar. Notes 3.50% due 06/17/13		2,000,000	2,089,590
Royal Bank of Scotland PLC Senior Notes 4.88% due 08/25/14*(5)		750,000	769,606
Westpac Securities New Zealand, Ltd. Senior Notes 2.50% due 05/25/12*(5)		2,350,000	2,401,681

			9,243,926

United States — 3.3%
AT&T, Inc. Senior Notes 6.70% due 11/15/13		650,000	742,401
Bank of America Corp. Senior Notes 7.00% due 06/15/16	EUR	800,000	1,264,595
Citicorp Sub. Notes 5.50% due 06/30/10	EUR	570,000	400,389
Comcast Cable Communications Holdings, Inc. Company Guar. Notes 9.46% due 11/15/22		110,000	147,614
Conocophillips Senior Notes 5.75% due 02/01/19		900,000	981,766
Daimler North American Corp. Senior Notes 5.75% due 06/18/10	EUR	400,000	563,778
Eli Lilly & Co. Senior Notes 3.55% due 03/06/12		600,000	628,068
International Business Machines Corp. Notes 6.63% due 01/30/14	EUR	400,000	632,927
JPMorgan Chase Co. Notes 5.25% due 05/08/13	EUR	450,000	674,195
Morgan Stanley Senior Notes 6.50% due 04/15/11	EUR	250,000	362,125
Morgan Stanley Senior Notes 6.00% due 05/13/14		$600,000	653,534
Wachovia Bank N A Notes 6.00% due 05/23/13	EUR	400,000	602,435
Wm Covered Bond Program Sec. Notes 4.00% due 09/27/16	EUR	850,000	1,156,106

			8,809,933

Total Corporate Bonds & Notes (cost $82,693,433)			91,409,594

GOVERNMENT AGENCIES — 39.6%
Australia — 0.2%
Government of Australia Bonds 6.00% due 02/15/17	AUD	450,000	414,880

Canada — 1.2%
Government of Canada Bonds 3.50% due 06/01/13	CAD	1,940,000	1,904,149
Government of Canada Bonds 5.75% due 06/01/29	CAD	1,000,000	1,155,997

			3,060,146

Denmark — 0.9%
Kingdom of Denmark Bonds 4.00% due 11/15/17	DKK	7,600,000	1,484,448
Kingdom of Denmark Bonds 6.00% due 11/15/11	DKK	5,000,000	1,004,446

			2,488,894

Finland — 2.2%
Government of Finland Notes 3.13% due 09/15/14	EUR	2,550,000	3,660,909
Government of Finland Bonds 4.38% due 07/04/19	EUR	1,560,000	2,320,919

			5,981,828

France — 4.8%
Government of France Notes 3.75% due 01/12/13	EUR	1,500,000	2,203,827
Government of France Bonds 3.75% due 04/25/21	EUR	500,000	700,515
Government of France Bonds 4.00% due 10/25/38	EUR	1,740,000	2,370,458
Government of France Bonds 5.00% due 10/25/16	EUR	1,000,000	1,562,751
Government of France Bonds 5.50% due 04/25/29	EUR	200,000	330,236

SunAmerica Series Trust Global Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2010 — (continued)

			Market
		Principal	Value
Security Description		Amount**	(Note 2)

GOVERNMENT AGENCIES (continued)
France (continued)

Government of France Bonds 5.75% due 10/25/32	EUR	2,050,000	$3,528,716
Societe Financement de l’Economie Francaise Government Guar. Notes 2.88% due 09/22/14*(5)		1,470,000	1,481,963
Societe Financement de l’Economie Francaise Government Guar. Notes 3.38% due 05/05/14*(5)		550,000	569,104

			12,747,570

Germany — 11.3%
Bundesrepublik Deutschland Bonds 4.00% due 07/04/16	EUR	1,100,000	1,647,085
Federal Republic of Germany Bonds 1.25% due 03/11/11	EUR	1,499,000	2,089,606
Federal Republic of Germany Bonds 3.50% due 01/04/16	EUR	4,000,000	5,844,205
Federal Republic of Germany Bonds 3.50% due 07/04/19	EUR	360,000	513,081
Federal Republic of Germany Bonds 3.75% due 01/04/15	EUR	2,560,000	3,789,948
Federal Republic of Germany Bonds 4.25% due 01/04/14	EUR	460,000	692,665
Federal Republic of Germany Bonds 4.25% due 07/04/14	EUR	3,740,000	5,645,305
Federal Republic of Germany Bonds 4.25% due 07/04/39	EUR	1,880,000	2,751,729
Federal Republic of Germany Bonds 4.75% due 07/04/40	EUR	510,000	807,942
Federal Republic of Germany Bonds 5.00% due 07/04/12	EUR	1,850,000	2,784,204
Federal Republic of Germany Bonds 5.63% due 01/04/28	EUR	550,000	928,877
Federal Republic of Germany Bonds 6.25% due 01/04/24	EUR	300,000	533,975
Federal Republic of Germany Bonds 6.50% due 07/04/27	EUR	1,280,000	2,359,258

			30,387,880

Italy — 6.1%
Republic of Italy Bonds 1.80% due 02/23/10	JPY	770,000,000	8,536,299
Republic of Italy Bonds 4.50% due 02/01/18	EUR	1,610,000	2,362,605
Republic of Italy Bonds 5.50% due 11/01/10	EUR	800,000	1,146,069
Republic of Italy Bonds 6.00% due 05/01/31	EUR	2,740,000	4,405,899

			16,450,872

Japan — 8.6%
Government of Japan Bonds 1.10% due 09/20/12	JPY	500,000,000	5,667,257
Government of Japan Bonds 1.50% due 12/20/17	JPY	300,000,000	3,452,800
Government of Japan Bonds 1.70% due 12/20/16	JPY	142,000,000	1,666,430
Government of Japan Bonds 1.90% due 03/20/24	JPY	450,000,000	5,072,639
Government of Japan Bonds 2.00% due 12/20/25	JPY	70,000,000	784,333
Government of Japan Bonds 2.10% due 12/20/26	JPY	35,000,000	394,798
Government of Japan Bonds 2.10% due 12/20/29	JPY	100,000,000	1,105,179
Government of Japan Bonds 2.30% due 03/20/39	JPY	60,000,000	669,076
Japanese Government CPI Linked Senior Bonds
1.00% due 06/10/16	JPY	407,218,000	4,384,141

			23,196,653

Netherlands — 2.9%
Government of Netherlands Bonds 3.25% due 07/15/15	EUR	1,750,000	2,513,844
Government of Netherlands Bonds 4.25% due 07/15/13	EUR	3,500,000	5,240,482

			7,754,326

Spain — 0.7%
Government of Spain Bonds 4.00% due 04/30/20	EUR	1,410,000	1,932,990

Sweden — 0.1%
Kingdom of Sweden Bonds 6.75% due 05/05/14	SEK	2,300,000	367,069

United Kingdom — 0.1%
Government of United Kingdom Bonds 4.25% due 03/07/36	GBP	210,000	327,209

SunAmerica Series Trust Global Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2010 — (continued)

			Market
		Principal	Value
Security Description		Amount**	(Note 2)

GOVERNMENT AGENCIES (continued)

United States — 0.5%
US Central Federal Credit Union Government Guar. Notes 1.90% due 10/19/12		670,000	$675,988
Western Corporate Federal Credit Union Government Guar. Notes 1.75% due 11/02/12		750,000	754,088

			1,430,076

Total Government Agencies (cost $98,681,879)			106,540,393

GOVERNMENT TREASURIES — 17.4%
Italy — 6.3%
Italy Buoni Poliennali Del Tesoro Bonds 4.00% due 02/01/37	EUR	580,000	713,845
Italy Buoni Poliennali Del Tesoro Bonds 4.25% due 10/15/12	EUR	10,540,000	15,375,513
Italy Buoni Poliennali Del Tesoro Bonds 5.00% due 08/01/34	EUR	610,000	872,947

			16,962,305

Sweden — 0.2%
Vattenfall Treasury AB Company Guar. Notes 6.75% due 01/31/19	EUR	400,000	666,494

United Kingdom — 3.1%
United Kingdom Gilt Treasury Bonds 2.75% due 01/22/15	GBP	2,500,000	3,951,215
4.50% due 09/07/34	GBP	1,530,000	2,471,363
4.50% due 12/07/42	GBP	1,200,000	1,962,512

			8,385,090

United States — 7.8%
United States Treasury Bonds 4.50% due 08/15/39		700,000	699,125
5.25% due 11/15/28		2,200,000	2,445,436
5.50% due 08/15/28		1,220,000	1,394,613
6.13% due 11/15/27		120,000	146,587
6.63% due 02/15/27		300,000	384,094
7.50% due 11/15/24		540,000	738,619
8.00% due 11/15/21(6)		5,650,000	7,836,725
United States Treasury Notes 1.38% due 01/15/13		700,000	700,112
1.63% due 01/15/15 TIPS		1,359,444	1,428,797
2.13% due 11/30/14		1,200,000	1,192,128
2.63% due 07/31/14		3,390,000	3,463,892
3.25% due 12/31/16		$600,000	606,890

			21,037,018

Total Government Treasuries (cost $47,341,067)			47,050,907

FOREIGN DEBT OBLIGATIONS — 2.7%
Supranational — 2.7%
Asian Development Bank Senior Notes 2.35% due 06/21/27	JPY	40,000,000	461,456
European Investment Bank Notes 1.63% due 03/15/13		1,800,000	1,793,790
European Investment Bank Senior Notes 1.90% due 01/26/26	EUR	91,000,000	981,775
European Investment Bank Notes 2.38% due 03/14/14		2,844,000	2,856,968
Inter-American Development Bank Notes 7.00% due 06/15/25		850,000	1,050,814

Total Foreign Debt Obligations (cost $6,848,351)			7,144,803

Total Long-Term Investment Securities (cost $254,061,702)			264,380,197

SHORT-TERM INVESTMENT SECURITIES — 0.8%
Time Deposits — 0.8%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 02/01/10 (cost $2,101,000)		2,101,000	2,101,000

TOTAL INVESTMENTS (cost $256,162,702)(4)		99.0%	266,481,197
Other assets less liabilities		1.0	2,559,187

NET ASSETS		100.0%	$269,040,384

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to institutional buyers. The Portfolio has no right to demand registration of these securities. At January 31, 2010 the aggregate value of these securities was $9,858,665 representing 3.7% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
**	In United States Dollars unless otherwise indicated.
(1)	Collateralized Mortgage Obligation
(2)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of January 31, 2010.
(3)	Perpetual maturity — maturity date reflects the next call date.
(4)	See Note 3 for cost of investments on a tax basis.
(5)	Illiquid Security. At January 31, 2010 , the aggregate value of these securities was $11,579,907 representing 4.3% of net assets.
(6)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
CPI — Consumer Price Index
TIPS — Treasury Inflation Protected Securities

SunAmerica Series Trust Global Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2010 — (continued)

Open Futures Contracts

Number				Market	Market	Unrealized
of			Expiration	Value at	Value as of	Appreciation
Contracts	Type	Description	Month	Trade Date	January 31, 2010	(Depreciation)

17	Long	Euro Shatz	March 2010	$2,550,154	$2,564,590	$14,436
69	Short	Euro-BOBL	March 2010	11,165,788	11,246,002	(80,214)
123	Long	Euro-Bund	March 2010	20,959,818	21,093,520	133,702
26	Short	LIF Long Gilt	March 2010	4,805,542	4,818,673	(13,131)
19	Short	90 Day Euro Dollar	March 2010	4,735,753	4,736,225	(472)
3	Short	U.S. Treasury Long Bond	March 2010	354,370	356,438	(2,068)
44	Long	U.S. Treasury 2 Year Note	March 2010	9,568,016	9,589,937	21,921
270	Long	U.S. Treasury 5 Year Note	March 2010	31,303,026	31,444,453	141,427
356	Long	U.S. Treasury 10 Year Note	March 2010	41,921,988	42,063,625	141,638

						$357,239

Open Forward Foreign Currency Contracts

Contract to		In		Delivery	Gross Unrealized
Deliver		Exchange For		Date	Appreciation

*AUD	4,311,000	USD	3,896,841	3/17/2010	$100,484
AUD	2,860,000	JPY	230,951,259	3/17/2010	40,401
AUD	2,277,438	GBP	1,261,000	3/17/2010	9,511
*AUD	3,348,025	EUR	2,137,000	3/17/2010	14,294
AUD	1,137,000	NZD	1,443,885	3/17/2010	8,941
*CAD	623,219	USD	603,000	3/17/2010	20,177
CAD	530,789	GBP	314,000	3/17/2010	5,386
*CHF	1,782,339	USD	1,725,000	3/17/2010	44,248
DKK	4,444,923	USD	851,714	3/2/2010	24,255
*EUR	24,136,700	USD	34,964,816	2/16/2010	1,500,510
*EUR	19,880,917	USD	28,465,610	3/17/2010	903,662
EUR	700,000	SEK	7,299,740	3/17/2010	17,562
*EUR	1,950,584	NZD	3,924,415	3/17/2010	41,501
*EUR	1,303,000	NOK	10,767,106	3/17/2010	7,719
*EUR	2,060,000	GBP	1,812,228	3/17/2010	40,045
*EUR	5,631,000	CAD	8,527,387	3/17/2010	168,111
*EUR	2,337,000	AUD	3,721,665	3/17/2010	37,471
*GBP	949,011	EUR	1,097,000	3/17/2010	4,313
*JPY	227,868,390	USD	2,566,000	3/17/2010	41,182
*NOK	8,651,914	EUR	1,056,000	3/17/2010	6,238
*NZD	837,000	USD	615,362	3/17/2010	29,759
*NZD	3,622,094	EUR	1,839,000	3/17/2010	15,321
*USD	14,776,630	JPY	1,360,927,623	2/12/2010	300,878
*USD	2,509,000	JPY	228,763,691	3/17/2010	25,740

					$3,407,709

SunAmerica Series Trust Global Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2010 — (continued)

Contract		In		Delivery	Gross Unrealized
to Deliver		Exchange For		Date	Depreciation

*AUD	3,407,230	EUR	2,132,000	3/17/2010	$(44,776)
*CAD	11,287,343	EUR	7,473,000	3/17/2010	(195,511)
*CHF	3,112,143	EUR	2,089,000	3/17/2010	(38,673)
*EUR	3,024,000	NZD	5,952,872	3/17/2010	(27,431)
EUR	2,101,000	SEK	21,408,304	3/17/2010	(15,144)
*EUR	727,000	CHF	1,065,767	3/17/2010	(2,855)
*GBP	499,000	USD	795,855	3/17/2010	(1,544)
*GBP	4,282,614	EUR	4,838,188	3/17/2010	(136,160)
*JPY	613,520,959	USD	6,568,750	2/12/2010	(228,354)
*JPY	470,436,863	USD	5,095,000	3/17/2010	(117,514)
*JPY	184,543,359	CAD	2,151,000	3/17/2010	(33,193)
JPY	92,316,724	NZD	1,438,000	3/17/2010	(16,794)
JPY	30,060,224	EUR	231,321	3/17/2010	(12,379)
JPY	63,073,290	CHF	735,000	3/17/2010	(5,754)
*NZD	6,431,735	EUR	3,196,000	3/17/2010	(69,151)
*USD	4,296,740	EUR	3,050,674	2/16/2010	(67,136)
USD	1,120,401	AUD	1,219,000	2/23/2010	(44,383)
USD	4,659,826	GBP	2,870,818	2/26/2010	(71,656)
USD	936,164	SEK	6,731,250	3/11/2010	(25,108)
USD	2,095,575	CAD	2,221,372	3/15/2010	(18,183)
*USD	4,668,125	NZD	6,501,276	3/17/2010	(119,540)
USD	2,215,280	NOK	12,774,854	3/17/2010	(62,862)
*USD	2,838,000	JPY	254,447,566	3/17/2010	(18,681)
*USD	2,447,231	GBP	1,512,000	3/17/2010	(31,064)
*USD	7,700,493	EUR	5,316,773	3/17/2010	(329,574)
*USD	2,036,000	CHF	2,116,687	3/17/2010	(39,957)
*USD	6,894,102	CAD	7,275,585	3/17/2010	(90,106)
*USD	6,786,273	AUD	7,486,209	3/17/2010	(193,762)

					$(2,057,245)

Net Unrealized Appreciation (Depreciation)					$1,350,464

*	Represents partially offsetting forward foreign currency contracts, that to the extent they are offset, do not have additional market risk, but have continued counterparty settlement risk.

AUD  — Australian Dollar
CAD  — Canada Dollar
CHF  — Swiss Franc
DKK  — Danish Krone
EUR  — Euro Dollar
GBP  — British Pound
JPY  — Japanese Yen
NOK  — Norwegian Krone
NZD  — New Zealand Dollar
SEK  — Swedish Krona
USD  — United States Dollar

SunAmerica Series Trust Global Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2010 — (continued)

Interest Rate Swap Contracts #

				Rates Exchanged
		Notional		Payments		Upfront Payments	Gross
		Amount	Termination	received by the	Payments made	made (Received)	Unrealized
Swap Counterparty		(000’s)	Date	Portfolio	by the Portfolio	by the Portfolio	Appreciation

Bank of America	USD	16,260	08/13/17	4.955%	3 month LIBOR	$—	$354,615
	CAD	970	07/20/20	3.920%	3 month CDOR	—	6,494
BNP Paribas	USD	8,270	06/16/17	3 month LIBOR	3.250%	98,060	30,640
Credit Suisse First Boston International (London)	JPY	1,471,000	06/16/15	1.000%	6 month JYOR	163,338	1,212
	USD	4,460	06/16/40	3 month LIBOR	4.250%	(26,319)	213,116
Deutsche Bank AG	EUR	5,470	06/16/20	3.750%	6 month EURO	117,862	5,449
The Royal Bank of Canada	CAD	5,160	07/26/12	3 month CDOR	1.909%	—	3,251
	CAD	5,140	07/29/12	3 month CDOR	2.014%	—	—
	CAD	1,620	07/15/20	3.960%	3 month CDOR	—	16,906
	CAD	1,210	07/29/20	3.875%	3 month CDOR	—	—
The Royal Bank of Scotland	USD	9,750	06/16/40	3 month LIBOR	3.000%	(35,459)	28,657

							660,340

				Rates Exchanged
		Notional		Payments		Upfront Payments	Gross
		Amount	Termination	received by the	Payments made	made (Received)	Unrealized
Swap Counterparty		(000’s)	Date	Portfolio	by the Portfolio	by the Portfolio	Depreciation

Bank of America	CAD	4,140	07/20/12	3 month CDOR	1.958%	$—	$(2,532)
	USD	9,160	08/13/22	3 month LIBOR	5.075%	—	(173,015)
BNP Paribas	EUR	1,100	06/16/15	6 month EURO	3.000%	1,635	(14,347)
	EUR	9,420	06/16/15	6 month EURO	3.000%	16,397	(125,258)
Credit Suisse First Boston International (London)	USD	14,850	06/16/17	3 month LIBOR	3.250%	379,213	(148,112)
Deutsche Bank AG	EUR	3,870	06/16/40	4.000%	6 month EURO	131,943	(6,978)
JPMorgan Chase Bank NA	EUR	2,870	06/16/12	6 month EURO	2.250%	(3,684)	(36,427)
Morgan Stanley Capital Services	USD	4,940	06/16/17	3 month LIBOR	3.250%	127,087	(50,209)
The Royal Bank of Canada	CAD	6,930	07/15/12	3 month CDOR	2.005%	—	(12,197)
	CAD	1,210	07/26/20	3.840%	3 month CDOR	—	(421)

							(569,496)

Total						$970,073	$90,844

# Illiquid Security

CDOR  — Canadian Dollar Offered Rate
EURO  — Euro Offered Rate
JYOR  — Japanese Yen Offered Rate
LIBOR  — London Interbank Offered Rate

SunAmerica Series Trust Global Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2010 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2010 (see Note 2):

	Level 1 - Unadjusted	Level 2 - Other	Level 3 - Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total

Long-Term Investment Securities:
Asset Backed Securities	$—	$12,234,500	$—	$12,234,500
Corporate Bonds & Notes	—	91,409,594	—	91,409,594
Government Agencies	—	106,540,393	—	106,540,393
Government Treasuries	21,037,018	26,013,889	—	47,050,907
Foreign Debt Obligations	—	7,144,803	—	7,144,803
Short Term Investment Securities:
Time Deposit	—	2,101,000	—	2,101,000
Other Financial Instruments:@
Open Futures Contracts Appreciation	453,124	—	—	453,124
Open Futures Contracts Depreciation	(95,885)	—	—	(95,885)
Forward Foreign Currency Contracts Appreciation	—	3,407,709	—	3,407,709
Forward Foreign Currency Contracts Depreciation	—	(2,057,245)	—	(2,057,245)
Interest Rate Swap Contracts Appreciation	—	660,340	—	660,340
Interest Rate Swap Contracts Depreciation	—	(569,496)	—	(569,496)

Total	$21,394,257	$246,885,487	$—	$268,279,744

@	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the investment.

See Notes to Financial Statements

SunAmerica Series Trust High-Yield Bond Portfolio
PORTFOLIO PROFILE — January 31, 2010 — (unaudited)

Industry Allocation*

Oil Companies-Exploration & Production	5.1%
Telephone-Integrated	4.6
Medical-Hospitals	3.7
Diversified Financial Services	3.3
Casino Hotels	3.2
Diversified Banking Institutions	3.1
Telecom Services	2.9
Cable/Satellite TV	2.8
Pipelines	2.7
Electric-Generation	2.7
Special Purpose Entities	2.3
Banks-Super Regional	2.0
Paper & Related Products	2.0
Electric-Integrated	1.9
Satellite Telecom	1.9
Medical-Drugs	1.7
Steel-Producers	1.5
Cellular Telecom	1.4
Airlines	1.3
Oil-Field Services	1.2
Independent Power Producers	1.2
Insurance-Mutual	1.0
Building-Residential/Commercial	1.0
Transport-Air Freight	1.0
Finance-Auto Loans	1.0
Computer Services	1.0
Funeral Services & Related Items	1.0
Storage/Warehousing	0.9
Food-Meat Products	0.9
Electronic Components-Misc.	0.9
Coal	0.9
Real Estate Investment Trusts	0.9
Chemicals-Plastics	0.8
Banks-Commercial	0.8
Containers-Paper/Plastic	0.8
Printing-Commercial	0.8
Gambling (Non-Hotel)	0.8
Commercial Services	0.8
Non-Hazardous Waste Disposal	0.7
Gas-Transportation	0.7
Theaters	0.7
Food-Retail	0.7
Diversified Minerals	0.7
Retail-Regional Department Stores	0.7
Seismic Data Collection	0.6
Diversified Manufacturing Operations	0.6
Medical Products	0.6
Containers-Metal/Glass	0.6
Decision Support Software	0.6
Auto/Truck Parts & Equipment-Replacement	0.6
Music	0.5
Medical-HMO	0.5
Chemicals-Specialty	0.5
Forestry	0.5
Insurance Brokers	0.5
Cosmetics & Toiletries	0.5
Rental Auto/Equipment	0.5
Hotels/Motels	0.5
Retail-Drug Store	0.5
Rubber-Tires	0.5
Enterprise Software/Service	0.5
Hazardous Waste Disposal	0.5
Retail-Petroleum Products	0.5
Energy-Alternate Sources	0.5
Mining	0.5
Private Corrections	0.4
Direct Marketing	0.4
Retail-Apparel/Shoe	0.4
Marine Services	0.4
Home Furnishings	0.4
Physicians Practice Management	0.4
Chemicals-Diversified	0.4
Auto/Truck Parts & Equipment-Original	0.4
Building Products-Cement	0.4
Retail-Restaurants	0.4
Transport-Services	0.4
Casino Services	0.4
Retail-Toy Stores	0.4
Advertising Services	0.4
Beverages-Wine/Spirits	0.4
Distribution/Wholesale	0.4
Medical Information Systems	0.4
Consumer Products-Misc.	0.4
Electronic Components-Semiconductors	0.3
Multimedia	0.3
Publishing-Newspapers	0.3
Finance-Investment Banker/Broker	0.3
Agricultural Chemicals	0.3
Applications Software	0.3
Publishing-Periodicals	0.3
Television	0.3
Building & Construction Products-Misc.	0.3
Real Estate Management/Services	0.3
Wire & Cable Products	0.3
Aerospace/Defense	0.3
Retail-Arts & Crafts	0.3
Circuit Boards	0.3
Computers-Memory Devices	0.2
Office Supplies & Forms	0.2
Transactional Software	0.2
Consulting Services	0.2
Auto-Heavy Duty Trucks	0.2
Auction Houses/Art Dealers	0.2
Research & Development	0.2
Medical Instruments	0.2
Publishing-Books	0.2
Radio	0.2
Soap & Cleaning Preparation	0.2
Transport-Rail	0.2
Firearms & Ammunition	0.2
Beverages-Non-alcoholic	0.2
Investment Management/Advisor Services	0.2
Human Resources	0.2
Oil Refining & Marketing	0.2
Medical-Biomedical/Gene	0.1
Computers-Integrated Systems	0.1
Transport-Marine	0.1
Food-Misc.	0.1

98.3%

SunAmerica Series Trust High-Yield Bond Portfolio
PORTFOLIO PROFILE — January 31, 2010 — (unaudited) — (continued)

Credit Quality#†

A	1.6%
BBB	2.3
BB	29.8
B	42.0
CCC	14.2
CC	0.9
C	0.5
Below C	0.5
Not rated@	8.2

100.0%

*	Calculated as a percentage of net assets
#	Calculated as a percentage of total debt issues, excluding short-term securities
†	Source: Standard and Poors
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.

SunAmerica Series Trust High-Yield Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2010

		Market
	Principal	Value
Security Description	Amount	(Note 2)

CONVERTIBLE BONDS & NOTES — 0.2%
Telecom Services — 0.3%
ICO North America, Inc. Senior Sec. Notes 7.50% due 08/15/09†(1)(2)(3)(4)(11)(12) (cost $1,272,000)	$1,272,000	$725,040

U.S. CORPORATE BONDS & NOTES — 87.4%
Advertising Services — 0.4%
Visant Holding Corp. Senior Notes 10.25% due 12/01/13(5)	1,040,000	1,071,200

Aerospace/Defense — 0.3%
Spirit Aerosystems, Inc. Company Guar. Notes 7.50% due 10/01/17*	725,000	730,438

Agricultural Chemicals — 0.3%
Terra Capital, Inc. Senior Notes 7.75% due 11/01/19*	825,000	858,000

Airlines — 1.3%
American Airlines, Inc. Pass Through Certs. Series 2001-2, Class A-2 7.86% due 04/01/13	694,000	699,205
Continental Airlines, Inc. Pass Through Certs. Series 2001-1, Class A-2 6.50% due 06/15/11	1,075,000	1,091,125
Delta Air Lines, Inc. Senior Sec. Notes 9.50% due 09/15/14*	850,000	886,125
United AirLines, Inc. Pass Through Certs. Series 2009-2, Class A 9.75% due 01/15/17	750,000	785,625
United Airlines, Inc. Senior Sec. Notes 9.88% due 08/01/13*	275,000	277,750

		3,739,830

Applications Software — 0.3%
SS&C Technologies, Inc. Company Guar. Notes 11.75% due 12/01/13	775,000	817,625

Auction House/Art Dealers — 0.2%
KAR Auction Services, Inc. Company Guar. Notes 8.75% due 05/01/14	565,000	574,181

Auto-Heavy Duty Trucks — 0.2%
Navistar International Corp. Senior Notes 8.25% due 11/01/21	650,000	656,500

Auto/Truck Parts & Equipment-Original — 0.4%
American Axle & Manufacturing Holdings, Inc. Senior Sec. Notes 9.25% due 01/15/17*	250,000	259,375
ArvinMeritor, Inc. Senior Notes 8.13% due 09/15/15	919,000	863,860

		1,123,235

Auto/Truck Parts & Equipment-Replacement — 0.6%
Affinia Group, Inc. Senior Sec. Notes 10.75% due 08/15/16*	650,000	711,750
Allison Transmission Senior Notes 11.00% due 11/01/15*	875,000	923,125
Exide Corp. Notes 10.00% due 03/15/25†(2)(3)	1,975,000	0

		1,634,875

Banks-Super Regional — 2.0%
Fifth Third Capital Trust IV Bank Guar. Notes 6.50% due 04/15/37(6)	1,969,000	1,511,207
Wachovia Capital Trust III Bank Guar. Notes 5.80% due 03/15/11(6)(7)	5,550,000	4,290,705

		5,801,912

Beverages-Wine/Spirits — 0.4%
Constellation Brands, Inc. Company Guar. Notes 7.25% due 05/15/17	1,050,000	1,053,938

Broadcast Services/Program — 0.0%
Fisher Communications, Inc. Senior Notes 8.63% due 09/15/14	100,000	96,625

Building & Construction Products-Misc. — 0.3%
Interline Brands, Inc. Senior Sub. Notes 8.13% due 06/15/14	784,000	787,920

Building Products-Cement — 0.4%
Texas Industries, Inc. Company Guar. Notes 7.25% due 07/15/13	1,125,000	1,119,375

Building-Residential/Commercial — 1.0%
D.R. Horton, Inc. Senior Notes 6.50% due 04/15/16	1,600,000	1,552,000
KB Home Company Guar. Notes 6.25% due 06/15/15	1,450,000	1,373,875

		2,925,875

Cable/Satellite TV — 2.8%
CCH II LLC/CCH II Capital Corp. Senior Notes 13.50% due 11/30/16	1,269,219	1,526,236
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 8.75% due 11/15/13	2,829,000	2,867,899
Cequel Communications Holdings I LLC/Cequel Capital Corp. Senior Notes 8.63% due 11/15/17*	625,000	625,000
CSC Holdings, Inc. Senior Notes 8.63% due 02/15/19*	775,000	844,750

SunAmerica Series Trust High-Yield Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2010 — (continued)

		Market
	Principal	Value
Security Description	Amount	(Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Cable/Satellite TV (continued)

DISH DBS Corp. Company Guar. Notes 7.75% due 05/31/15	$1,350,000	$1,390,500
Echostar DBS Corp. Company Guar. Notes 7.13% due 02/01/16	675,000	676,687

		7,931,072

Casino Hotels — 3.2%
Eldorado Casino Corp. (Shreveport) Sec. Bonds 10.00% due 08/01/12(3)(9)	2,046,934	1,739,894
Eldorado Resorts LLC Senior Notes 9.00% due 04/15/14(2)(3)	3,250,000	2,806,375
Harrah’s Operating Co., Inc. Senior Sec. Notes 11.25% due 06/01/17	1,575,000	1,673,437
MGM Mirage, Inc. Company Guar. Notes 6.75% due 09/01/12	1,550,000	1,429,875
MGM Mirage, Inc. Senior Sec. Notes 11.13% due 11/15/17*	775,000	864,125
Turning Stone Resort Casino Enterprise Senior Notes 9.13% due 09/15/14*	697,000	679,575

		9,193,281

Casino Services — 0.4%
Snoqualmie Entertainment Authority Senior Sec. Notes 9.13% due 02/01/15*	1,595,000	1,092,575

Cellular Telecom — 1.4%
Cricket Communications, Inc. Senior Sec. Notes 7.75% due 05/15/16	1,075,000	1,081,719
Cricket Communications, Inc. Company Guar. Notes 10.00% due 07/15/15	500,000	501,250
MetroPCS Wireless, Inc. Company Guar. Notes 9.25% due 11/01/14	1,183,000	1,190,394
Nextel Communications, Inc. Senior Notes 7.38% due 08/01/15	1,475,000	1,331,187

		4,104,550

Chemicals-Diversified — 0.4%
Olin Corp. Senior Notes 8.88% due 08/15/19	1,050,000	1,131,375

Chemicals-Plastics — 0.3%
Hexion Finance Escrow LLC/Hexion Escrow Corp. Senior Sec. Notes 8.88% due 02/01/18*	975,000	939,656

Chemicals-Specialty — 0.5%
Momentive Performance Materials, Inc. Company Guar. Notes 9.75% due 12/01/14	836,000	798,380
Momentive Performance Materials, Inc. Company Guar. Notes 12.50% due 06/15/14*	624,000	695,760

		1,494,140

Circuit Boards — 0.3%
Viasystems, Inc. Senior Sec. Notes 12.00% due 01/15/15*	675,000	722,250

Coal — 0.9%
Arch Coal, Inc. Senior Notes 8.75% due 08/01/16*	1,100,000	1,171,500
Drummond Co., Inc. Senior Notes 9.00% due 10/15/14*	1,350,000	1,410,750

		2,582,250

Commercial Services — 0.8%
Ceridian Corp. Senior Notes 11.25% due 11/15/15	2,225,000	2,169,375

Computer Services — 1.0%
Compucom Systems, Inc. Senior Sub. Notes 12.50% due 10/01/15*	1,420,000	1,505,200
SunGard Data Systems, Inc. Company Guar. Notes 9.13% due 08/15/13	1,350,000	1,373,625

		2,878,825

Computers-Integrated Systems — 0.1%
Brocade Communications Systems, Inc. Senior Sec. Notes 6.63% due 01/15/18*	250,000	253,125
Brocade Communications Systems, Inc. Senior Sec. Notes 6.88% due 01/15/20*	125,000	127,500

		380,625

Consulting Services — 0.2%
FTI Consulting, Inc. Company Guar. Notes 7.75% due 10/01/16	650,000	659,750

Consumer Products-Misc. — 0.4%
American Achievement Corp. Company Guar. Notes 8.25% due 04/01/12*	1,020,000	1,017,450

Containers-Metal/Glass — 0.6%
Ball Corp. Company Guar. Notes 7.38% due 09/01/19	1,375,000	1,433,437
Crown Cork & Seal Co., Inc. Debentures 7.38% due 12/15/26	325,000	302,250

		1,735,687

Containers-Paper/Plastic — 0.8%
Berry Plastics Escrow LLC/Berry Plastics Escrow Corp. Senior Sec. Notes 8.25% due 11/15/15*	650,000	656,500

SunAmerica Series Trust High-Yield Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2010 — (continued)

		Market
	Principal	Value
Security Description	Amount	(Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Containers-Paper/Plastic (continued)

Berry Plastics Escrow LLC/Berry Plastics Escrow Corp. Senior Sec. Notes 8.88% due 09/15/14*	$775,000	$747,875
Graphic Packaging International, Inc. Company Guar. Notes 9.50% due 06/15/17	850,000	907,375

		2,311,750

Cosmetics & Toiletries — 0.5%
Revlon Consumer Products Corp. Company Guar. Notes 9.75% due 11/15/15*	1,425,000	1,469,531

Decision Support Software — 0.6%
Vangent, Inc. Company Guar. Notes 9.63% due 02/15/15	1,800,000	1,665,000

Direct Marketing — 0.4%
Affinity Group, Inc. Company Guar. Notes 9.00% due 02/15/12	1,825,000	1,277,500

Distribution/Wholesale — 0.4%
McJunkin Red Man Corp. Senior Sec. Notes 9.50% due 12/15/16*	1,050,000	1,047,375

Diversified Banking Institutions — 3.1%
Bank of America Corp. Jr. Sub. Notes 8.00% due 01/30/18(6)(7)	2,673,000	2,537,880
Bank of America Corp. Jr. Sub. Notes 8.13% due 05/15/18(6)(7)	1,727,000	1,639,700
GMAC, Inc. Sub. Notes 8.00% due 12/31/18	3,969,000	3,750,705
GMAC, Inc. Company Guar. Notes 8.00% due 11/01/31	1,074,000	1,028,355

		8,956,640

Diversified Financial Services — 3.3%
CIT Group Funding Co. of Delaware LLC Senior Sec. Notes
10.25% due 05/01/13	287,191	292,935
CIT Group Funding Co. of Delaware LLC Senior Sec. Notes
10.25% due 05/01/14	430,787	437,249
CIT Group Funding Co. of Delaware LLC Senior Sec. Notes
10.25% due 05/01/15	430,787	436,172
CIT Group Funding Co. of Delaware LLC Senior Sec. Notes
10.25% due 05/01/16	717,978	723,363
CIT Group Funding Co. of Delaware LLC Senior Sec. Notes
10.25% due 05/01/17	3,855,172	3,893,723
Citigroup Capital XXI Company Guar. Bonds 8.30% due 12/21/57(6)	3,750,000	3,487,500

		9,270,942

Diversified Manufacturing Operations — 0.6%
Harland Clarke Holdings Corp. Notes 6.00% due 05/15/15(6)	525,000	427,875
Harland Clarke Holdings Corp. Notes 9.50% due 05/15/15	850,000	786,250
SPX Corp. Senior Notes 7.63% due 12/15/14	550,000	570,625

		1,784,750

Electric-Generation — 2.7%
Edison Mission Energy Senior Notes 7.00% due 05/15/17	875,000	691,250
Edison Mission Energy Senior Notes 7.63% due 05/15/27	865,000	635,775
Homer City Funding LLC Senior Notes 8.14% due 10/01/19	508,080	511,256
Homer City Funding LLC Senior Sec. Notes 8.73% due 10/01/26	763,360	755,726
Midwest Generation LLC Pass Thru Certs., Series B 8.56% due 01/02/16	495,039	499,989
Reliant Energy Mid-Atlantic Power Holdings LLC Pass Through Certs., Series B 9.24% due 07/02/17	1,054,606	1,125,792
Reliant Energy Mid-Atlantic Power Holdings LLC Pass Through Certs., Series C 9.68% due 07/02/26	350,000	372,750
Sithe/Independence Funding Corp. Senior Notes 9.00% due 12/30/13	668,151	685,510
The AES Corp. Senior Notes 8.00% due 10/15/17	520,000	523,900
The AES Corp. Senior Notes 8.00% due 06/01/20	1,200,000	1,203,000
The AES Corp. Senior Sec. Notes 8.75% due 05/15/13*	550,000	561,000

		7,565,948

Electric-Integrated — 1.8%
CMS Energy Corp. Senior Notes 6.25% due 02/01/20	275,000	270,875
Mirant Americas Generation LLC Senior Notes 8.50% due 10/01/21	1,430,000	1,372,800
Mirant Mid-Atlantic LLC Pass Through Certs., Series B 9.13% due 06/30/17	463,365	479,004
Southern Energy, Inc. Notes
7.90% due 07/01/09+(2)(3)	4,750,000	0

SunAmerica Series Trust High-Yield Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2010 — (continued)

		Market
	Principal	Value
Security Description	Amount	(Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Electric-Integrated (continued)

Texas Competitive Electric Holdings Co., LLC Company Guar. Notes, Series A
10.25% due 11/01/15	$2,690,000	$2,104,925
Texas Competitive Electric Holdings Co., LLC Company Guar. Notes
10.50% due 11/01/16(1)	1,067,712	768,753

		4,996,357

Electronic Components-Misc. — 0.5%
Jabil Circuit, Inc. Senior Notes 7.75% due 07/15/16	1,400,000	1,491,000

Electronic Components-Semiconductors — 0.3%
Amkor Technology, Inc. Senior Notes 7.75% due 05/15/13	953,000	955,383

Energy-Alternate Sources — 0.4%
Headwaters, Inc. Senior Notes 11.38% due 11/01/14*	1,225,000	1,286,250

Enterprise Software/Service — 0.5%
JDA Software Group, Inc. Senior Notes 8.00% due 12/15/14*	1,300,000	1,345,500

Finance-Auto Loans — 1.0%
Ford Motor Credit Co. LLC Senior Notes 7.50% due 08/01/12	2,850,000	2,887,247

Finance-Investment Banker/Broker — 0.3%
Cemex Finance LLC Senior Sec. Notes 9.50% due 12/14/16*	850,000	864,875

Firearms & Ammunition — 0.2%
Freedom Group, Inc. Senior Sec. Notes 10.25% due 08/01/15*	450,000	474,750

Food-Meat Products — 0.6%
Smithfield Foods, Inc. Senior Sec. Notes 10.00% due 07/15/14*	1,550,000	1,687,562

Food-Retail — 0.4%
Ingles Markets, Inc. Senior Notes 8.88% due 05/15/17	775,000	803,094
SUPERVALU, Inc. Senior Notes 8.00% due 05/01/16	375,000	374,531

		1,177,625

Forestry — 0.5%
Weyerhaeuser Co. Senior Notes 7.38% due 03/15/32	1,525,000	1,483,375

Funeral Services & Related Items — 1.0%
Carriage Services, Inc. Senior Notes 7.88% due 01/15/15	1,450,000	1,381,125
Service Corp. International Senior Notes 8.00% due 11/15/21	1,350,000	1,351,687

		2,732,812

Gambling (Non-Hotel) — 0.7%
Downstream Development Authority Senior Sec. Notes 12.00% due 10/15/15*	1,385,000	1,191,100
Waterford Gaming LLC Senior Notes 8.63% due 09/15/14*	1,360,000	775,200

		1,966,300

Gas-Transportation — 0.7%
Sabine Pass LNG LP Senior Sec. Notes 7.50% due 11/30/16	2,370,000	2,094,487

Hazardous Waste Disposal — 0.5%
Clean Harbors, Inc. Senior Sec. Notes 7.63% due 08/15/16	1,325,000	1,344,875

Home Furnishings — 0.4%
Norcraft Cos., LP/Norcraft Finance Corp. Senior Sec. Notes 10.50% due 12/15/15*	1,150,000	1,196,000
Simmons Co. Senior Disc. Notes 10.00% due 12/15/14†(4)(5)(8)	68,000	5,610

		1,201,610

Hotel/Motels — 0.5%
Gaylord Entertainment Co. Company Guar. Notes 6.75% due 11/15/14	1,530,000	1,430,550

Human Resources — 0.2%
Team Health, Inc. Company Guar. Notes 11.25% due 12/01/13	434,000	455,700

Independent Power Producers — 1.2%
Calpine Corp. Notes 8.75% due 07/15/13(2)(3)	5,150,000	0
Mirant North America LLC Senior Notes 7.38% due 12/31/13	1,025,000	1,019,875
NRG Energy, Inc. Company Guar. Notes 7.38% due 02/01/16	2,035,000	2,024,825
RRI Energy, Inc. Senior Notes 7.88% due 12/31/17	480,000	457,200

		3,501,900

Insurance Brokers — 0.5%
USI Holdings Corp. Senior Sub. Notes 9.75% due 05/15/15*	1,595,000	1,479,363

SunAmerica Series Trust High-Yield Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2010 — (continued)

		Market
	Principal	Value
Security Description	Amount	(Note 2)

U.S. CORPORATE BONDS & NOTES (continued)

Insurance-Mutual — 1.0%
Liberty Mutual Group, Inc. Company Guar. Bonds 10.75% due 06/15/58*(6)	$2,690,000	$2,959,000

Investment Management/Advisor Services — 0.2%
Janus Capital Group, Inc. Notes 6.70% due 06/15/17	471,000	466,304

Medical Information Systems — 0.4%
Spheris, Inc. Senior Sub. Notes 11.00% due 12/15/12†(8)(19)	2,850,000	1,026,000

Medical Instruments — 0.2%
Accellent, Inc. Senior Sec. Notes 8.38% due 02/01/17*	550,000	555,500

Medical Products — 0.6%
LVB Acquisition Holding LLC Company Guar. Notes 10.00% due 10/15/17	1,625,000	1,767,187

Medical-Biomedical/Gene — 0.1%
Bio-Rad Laboratories, Inc. Senior Sub. Notes 8.00% due 09/15/16	400,000	415,000

Medical-Drugs — 1.2%
Axcan Intermediate Holdings, Inc. Senior Notes 9.25% due 03/01/15	1,150,000	1,224,750
Valeant Pharmaceuticals International Senior Notes 8.38% due 06/15/16*	2,100,000	2,178,750

		3,403,500

Medical-HMO — 0.5%
Multiplan, Inc. Senior Sub. Notes 10.38% due 04/15/16*	1,500,000	1,545,000

Medical-Hospitals — 3.3%
Community Health Systems, Inc. Company Guar. Notes 8.88% due 07/15/15	2,765,000	2,858,319
HCA, Inc. Senior Notes 7.50% due 11/15/95	2,825,000	2,263,732
HCA, Inc. Senior Notes 8.50% due 04/15/19*	4,100,000	4,335,750

		9,457,801

Mining — 0.4%
Noranda Aluminum Acquisition Corp. Company Guar. Notes 5.27% due 11/15/14(1)(6)	1,645,749	1,279,570

Multimedia — 0.2%
Haights Cross Operating Co. Senior Notes 11.75% due 08/15/11†(2)(3)(4)(8)	825,000	461,876

Music — 0.5%
WMG Acquisition Corp. Senior Notes 9.50% due 06/15/16*	1,450,000	1,555,125

Non-Ferrous Metals — 0.0%
Renco Metals, Inc. Bonds 11.50% due 07/01/03†(2)(3)(10)(11)	600,000	0

Non-Hazardous Waste Disposal — 0.7%
Casella Waste Systems, Inc. Senior Sec. Notes 11.00% due 07/15/14*	400,000	434,000
Waste Services, Inc. Senior Sub. Notes 9.50% due 04/15/14	540,000	558,900
Waste Services, Inc. Senior Sub. Notes 9.50% due 04/15/14*	1,075,000	1,112,625

		2,105,525

Office Supplies & Forms — 0.2%
ACCO Brands Corp. Senior Sec. Notes 10.63% due 03/15/15*	625,000	684,375

Oil Companies-Exploration & Production — 3.8%
Atlas Energy Operating Co. LLC/Atlas Energy Finance Corp. Company Guar. Notes 10.88% due 02/01/18	1,225,000	1,344,437
Belden & Blake Corp. Company Guar. Notes 8.75% due 07/15/12	300,000	288,000
Brigham Exploration Co. Company Guar. Notes 9.63% due 05/01/14	1,325,000	1,344,875
Chaparral Energy, Inc. Company Guar. Notes 8.50% due 12/01/15	1,105,000	955,825
Chesapeake Energy Corp. Senior Notes 6.63% due 01/15/16	1,740,000	1,692,150
Chesapeake Energy Corp. Senior Notes 9.50% due 02/15/15	575,000	626,750
Encore Acquisition Co. Senior Notes 9.50% due 05/01/16	600,000	630,000
Hilcorp Energy I LP Senior Notes 7.75% due 11/01/15*	1,010,000	1,015,050
MXEnergy Holdings, Inc. Senior Sec. Notes 13.25% due 08/01/14*(2)(3)	533,000	399,750
Plains Exploration & Production Co. Company Guar. Notes 7.75% due 06/15/15	275,000	280,500
Plains Exploration & Production Co. Company Guar. Notes 10.00% due 03/01/16	650,000	721,500
Quicksilver Resources, Inc. Senior Notes 8.25% due 08/01/15	325,000	334,750

SunAmerica Series Trust High-Yield Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2010 — (continued)

		Market
	Principal	Value
Security Description	Amount	(Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Oil Companies-Exploration & Production (continued)

Quicksilver Resources, Inc. Senior Notes 9.13% due 08/15/19	$425,000	$450,500
Quicksilver Resources, Inc. Senior Notes 11.75% due 01/01/16	175,000	201,688
SandRidge Energy, Inc. Company Guar. Notes 8.75% due 01/15/20*	500,000	515,000

		10,800,775

Oil Refining & Marketing — 0.2%
Western Refining, Inc. Senior Sec. Notes 11.25% due 06/15/17*	475,000	432,250

Oil-Field Services — 0.8%
Basic Energy Services, Inc. Senior Sec. Notes 11.63% due 08/01/14	825,000	895,125
Helix Energy Solutions Group, Inc. Senior Notes 9.50% due 01/15/16*	1,000,000	1,025,000
Oslo Seismic Services, Inc. 1st Mtg. Bonds 8.28% due 06/01/11	337,668	340,364

		2,260,489

Paper & Related Products — 1.4%
Boise Paper Holdings LLC Senior Notes 9.00% due 11/17/17*	125,000	132,188
Caraustar Industries, Inc. Senior Sec. Notes 10.00% due 08/15/14(1)(2)(3)	400,228	400,228
Cellu Tissue Holdings, Inc. Senior Sec. Notes 11.50% due 06/01/14	750,000	832,500
Georgia-Pacific LLC Company Guar. Notes 7.00% due 01/15/15*	209,000	213,180
Georgia-Pacific LLC Company Guar. Notes 7.13% due 01/15/17*	445,000	456,125
Georgia-Pacific LLC Senior Notes 7.75% due 11/15/29	304,000	307,040
NewPage Corp. Senior Sec. Notes 11.38% due 12/31/14	700,000	677,250
Verso Paper Holdings LLC/Verso Paper, Inc. Senior Sec. Notes
9.13% due 08/01/14	250,000	235,937
Verso Paper Holdings LLC/Verso Paper, Inc. Senior Sec. Notes
11.50% due 07/01/14*	600,000	645,000

		3,899,448

Physicians Practice Management — 0.4%
US Oncology, Inc. Senior Sec. Notes 9.13% due 08/15/17	1,125,000	1,181,250

Pipelines — 2.7%
Copano Energy LLC Company Guar. Notes 8.13% due 03/01/16	830,000	836,225
Copano Energy LLC/Copano Energy Finance Corp. Company Guar. Notes 7.75% due 06/01/18	825,000	821,906
Dynegy-Roseton Danskammer Pass Through Certs., Series B 7.67% due 11/08/16	2,420,000	2,395,800
El Paso Corp. Senior Sub. Notes 6.88% due 06/15/14	1,100,000	1,129,688
El Paso Corp. Senior Notes 12.00% due 12/12/13	150,000	177,938
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. Company Guar. Notes 8.50% due 07/15/16	575,000	587,937
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. Senior Notes 8.75% due 04/15/18	550,000	572,000
NGC Corp. Capital Trust Company Guar. Bonds 8.32% due 06/01/27	1,475,000	885,000
Regency Energy Partners LP/Regency Energy Finance Corp. Company Guar. Notes 8.38% due 12/15/13	400,000	418,000

		7,824,494

Printing-Commercial — 0.8%
Cenveo Corp. Senior Sec. Notes 8.88% due 02/01/18*	1,550,000	1,539,165
Valassis Communications, Inc. Senior Notes 8.25% due 03/01/15	665,000	661,675

		2,200,840

Private Corrections — 0.4%
Corrections Corp. of America Company Guar. Notes 7.75% due 06/01/17	550,000	565,125
The Geo Group, Inc. Company Guar. Notes 7.75% due 10/15/17*	700,000	714,000

		1,279,125

Publishing-Books — 0.2%
TL Acquisitions, Inc. Senior Notes 10.50% due 01/15/15*	550,000	532,125

Publishing-Newspapers — 0.3%
Gannett Co., Inc. Company Guar. Notes 8.75% due 11/15/14*	500,000	520,000

SunAmerica Series Trust High-Yield Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2010 — (continued)

		Market
	Principal	Value
Security Description	Amount	(Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Publishing-Newspapers (continued)

Gannett Co., Inc. Company Guar. Notes 9.38% due 11/15/17*	$350,000	$367,500

		887,500

Publishing-Periodicals — 0.3%
Nielsen Finance LLC / Nielsen Finance Co. Company Guar. Notes
11.50% due 05/01/16	725,000	812,000
The Reader’s Digest Association, Inc. Company Guar. Notes 9.00% due 02/15/17†(4)(8)	1,965,000	4,913

		816,913

Radio — 0.2%
Salem Communications Corp. Senior Sec. Notes 9.63% due 12/15/16*	500,000	527,500

Real Estate Investment Trusts — 0.9%
Colonial Properties Trust Notes 6.25% due 06/15/14	825,000	824,067
Developers Diversified Realty Corp. Senior Notes 5.50% due 05/01/15	825,000	775,208
DuPont Fabros Technology LP Company Guar. Notes 8.50% due 12/15/17*	650,000	666,250
Omega Healthcare Investors, Inc. Company Guar. Notes 7.00% due 01/15/16	175,000	175,437

		2,440,962

Real Estate Management/Services — 0.3%
CB Richard Ellis Services, Inc. Company Guar. Notes 11.63% due 06/15/17	700,000	787,500

Recycling — 0.0%
Aleris International, Inc. Company Guar. Notes 9.00% due 12/15/14†(1)(4)(8)	3,385,000	33,850

Rental Auto/Equipment — 0.5%
RSC Equipment Rental, Inc. Notes 9.50% due 12/01/14	1,425,000	1,442,813

Research & Development — 0.2%
Alion Science and Technology Corp. Company Guar. Notes 10.25% due 02/01/15	697,000	562,828

Retail-Apparel/Shoe — 0.4%
Limited Brands, Inc. Senior Notes 6.95% due 03/01/33	912,000	788,880
Limited Brands, Inc. Senior Notes 8.50% due 06/15/19*	416,000	453,440

		1,242,320

Retail-Arts & Crafts — 0.3%
Michaels Stores, Inc. Company Guar. Notes 11.38% due 11/01/16	700,000	728,000

Retail-Drug Store — 0.5%
Rite Aid Corp. Senior Sec. Notes 10.25% due 10/15/19*	700,000	740,250
Rite Aid Corp. Senior Sec. Notes 10.38% due 07/15/16	650,000	685,750

		1,426,000

Retail-Petroleum Products — 0.5%
Ferrellgas LP Senior Notes 6.75% due 05/01/14	25,000	24,625
Ferrellgas Partners LP Senior Notes 6.75% due 05/01/14	595,000	590,538
Inergy LP/Inergy Finance Corp. Company Guar. Notes 8.25% due 03/01/16	700,000	715,750

		1,330,913

Retail-Regional Department Stores — 0.7%
JC Penney Corp., Inc. Senior Notes 6.38% due 10/15/36	558,000	499,410
Macy’s Retail Holdings, Inc. Company Guar. Notes 6.38% due 03/15/37	456,000	401,280
Macy’s Retail Holdings, Inc. Company Guar. Notes 6.65% due 07/15/24	650,000	602,875
Macy’s Retail Holdings, Inc. Company Guar. Notes 6.90% due 04/01/29	433,000	396,195

		1,899,760

Retail-Restaurants — 0.4%
Landry’s Restaurants, Inc. Senior Sec. Notes 11.63% due 12/01/15*	775,000	829,250
Wendy’s/Arby’s Restaurants LLC Company Guar. Notes 10.00% due 07/15/16	250,000	272,500

		1,101,750

Retail-Toy Stores — 0.4%
Toys R Us Property Co., LLC Senior Sec. Notes 8.50% due 12/01/17*	1,050,000	1,081,500

Rubber-Tires — 0.5%
The Goodyear Tire & Rubber Co. Senior Notes 10.50% due 05/15/16	1,250,000	1,356,250

Rubber/Plastic Products — 0.0%
Venture Holdings Co. LLC Company Guar. Notes 11.00% due 06/01/07†(2)(3)(10)(11)	750,000	0

SunAmerica Series Trust High-Yield Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2010 — (continued)

		Market
	Principal	Value
Security Description	Amount	(Note 2)

U.S. CORPORATE BONDS & NOTES (continued)

Satellite Telecom — 0.1%
Intelsat Corp. Senior Notes 9.25% due 06/15/16	$175,000	$182,000

Seismic Data Collection — 0.6%
Geokinetics Holdings, Inc. Senior Sec. Notes 9.75% due 12/15/14*	1,025,000	996,812
Seitel, Inc. Senior Notes 9.75% due 02/15/14	1,120,000	840,000

		1,836,812

Soap & Cleaning Preparation — 0.2%
JohnsonDiversey, Inc. Senior Notes 8.25% due 11/15/19*	500,000	518,750

Special Purpose Entities — 2.3%
AAC Group Holding Corp. Senior Notes 10.25% due 10/01/12*(5)	950,000	951,188
Buffalo Thunder Development Authority Senior Notes
9.38% due 12/15/14*†(8)	3,705,000	629,850
Capital One Capital V Company Guar. Notes 10.25% due 08/15/39	1,425,000	1,631,353
Chukchansi Economic Development Authority Senior Notes 8.00% due 11/15/13*	1,095,000	892,425
FireKeepers Development Authority Senior Notes 13.88% due 05/15/15*	900,000	1,030,500
Fox Acquisition Sub LLC Senior Notes 13.38% due 07/15/16*	925,000	827,875
Local TV Finance LLC Senior Notes 9.25% due 06/15/15*(1)	898,537	487,456

		6,450,647

Steel-Producers — 1.1%
AK Steel Corp. Company Guar. Notes 7.75% due 06/15/12	475,000	477,375
Ryerson, Inc. Senior Sec. Notes 12.00% due 11/01/15	1,759,000	1,824,963
Steel Dynamics, Inc. Company Guar. Notes 6.75% due 04/01/15	875,000	865,156

		3,167,494

Storage/Warehousing — 0.9%
Mobile Mini, Inc. Notes 6.88% due 05/01/15	1,290,000	1,225,500
Mobile Mini, Inc. Company Guar. Notes 9.75% due 08/01/14	1,365,000	1,419,600

		2,645,100

Telecom Services — 2.6%
Cincinnati Bell Telephone Co. LLC Company Guar. Notes 7.18% due 12/15/23	450,000	336,375
Cincinnati Bell Telephone Co. LLC Company Guar. Notes 7.20% due 11/29/23	1,850,000	1,447,625
Clearwire Communications LLC/Clearwire Finance, Inc. Senior Sec. Notes 12.00% due 12/01/15*	1,600,000	1,608,000
PAETEC Holding Corp Company Guar. Notes 8.88% due 06/30/17	900,000	910,125
Qwest Corp. Senior Notes 8.38% due 05/01/16	1,050,000	1,149,750
Qwest Corp. Senior Notes 8.88% due 03/15/12	625,000	671,094
SBA Telecommunications, Inc. Company Guar. Notes 8.25% due 08/15/19*	1,100,000	1,155,000

		7,277,969

Telephone-Integrated — 4.1%
Cincinnati Bell, Inc. Senior Notes 7.25% due 06/15/23	275,000	217,938
Citizens Communications Co. Senior Notes 9.00% due 08/15/31	1,009,000	998,910
Frontier Communications Corp. Senior Notes 7.13% due 03/15/19	675,000	637,875
Frontier Communications Corp. Senior Notes 8.13% due 10/01/18	1,325,000	1,334,937
Level 3 Financing, Inc. Company Guar. Notes 10.00% due 02/01/18*	1,375,000	1,285,625
Qwest Communications International, Inc. Company Guar. Notes
7.13% due 04/01/18*	900,000	877,500
Qwest Communications International, Inc. Company Guar. Notes
8.00% due 10/01/15*	325,000	336,375
Sprint Capital Corp. Company Guar. Notes 6.88% due 11/15/28	4,430,000	3,477,550
Sprint Capital Corp. Company Guar. Notes 8.75% due 03/15/32	2,360,000	2,124,000
Windstream Corp. Senior Notes 7.88% due 11/01/17*	425,000	419,687

		11,710,397

SunAmerica Series Trust High-Yield Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2010 — (continued)

		Market
	Principal	Value
Security Description	Amount	(Note 2)

U.S. CORPORATE BONDS & NOTES (continued)

Television — 0.3%
Paxson Communications Corp. Senior Sec. Notes 7.38% due 01/15/13*†(1)(4)(6)(8)	$2,320,361	$34,805
Umbrella Acquisition, Inc. Company Guar. Notes 9.75% due 03/15/15*(1)	850,000	748,000
Young Broadcasting, Inc. Senior Sub. Notes 8.75% due 01/15/14†(4)(8)	765,000	5,355
Young Broadcasting, Inc. Company Guar. Notes 10.00% due 03/01/11†(4)(8)	785,000	5,495

		793,655

Theaters — 0.7%
AMC Entertainment, Inc. Senior Notes 8.75% due 06/01/19	800,000	828,000
Marquee Holdings, Inc. Senior Disc. Notes 9.51% due 08/15/14(5)	1,500,000	1,263,750

		2,091,750

Transactional Software — 0.2%
Open Solutions, Inc. Company Guar. Notes 9.75% due 02/01/15*	765,000	675,113

Transport-Air Freight — 1.0%
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class B 7.63% due 01/02/15	664,434	544,836
Atlas Air, Inc. Pass Through Certs. Series 2000-1, Class A 8.71% due 01/02/20	1,676,741	1,525,834
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class C 8.77% due 01/02/11	586,827	440,120
Atlas Air, Inc. Pass Through Certs. Series 2000-1, Class B 9.06% due 01/02/14	418,207	388,933

		2,899,723

Transport-Services — 0.4%
Bristow Group, Inc. Senior Notes 7.50% due 09/15/17	700,000	705,250
PHI, Inc. Company Guar. Notes 7.13% due 04/15/13	400,000	396,000

		1,101,250

Wire & Cable Products — 0.3%
Coleman Cable, Inc. Senior Notes 9.00% due 02/15/18*	775,000	765,313

Total U.S. CORPORATE BONDS & NOTES (cost $253,249,611)		249,106,238

FOREIGN CORPORATE BONDS & NOTES — 8.1%
Banks-Commercial — 0.8%
Lloyds Banking Group PLC Jr. Sub. Bonds 5.92% due 10/01/15*(6)(7)	2,525,000	1,489,750
Royal Bank of Scotland Group PLC ADR Bonds
7.64% due 09/29/17(6)(7)	1,425,000	826,500

		2,316,250

Chemicals-Plastics — 0.5%
Montell Finance Co. BV Company Guar. Notes 8.10% due 03/15/27*	1,650,000	1,452,000

Computers-Memory Devices — 0.2%
Seagate Technology HDD Holdings Company Guar. Notes 6.80% due 10/01/16	700,000	697,375

Diversified Minerals — 0.7%
Teck Resources, Ltd. Senior Sec. Notes 10.25% due 05/15/16	1,000,000	1,142,500
Teck Resources, Ltd. Senior Sec. Notes 10.75% due 05/15/19	675,000	794,812

		1,937,312

Electronic Components-Misc. — 0.4%
Flextronics International, Ltd. Senior Sub. Notes 6.25% due 11/15/14	325,000	322,563
Flextronics International, Ltd. Senior Sub. Notes 6.50% due 05/15/13	775,000	782,750

		1,105,313

Food-Meat Products — 0.3%
JBS SA Company Guar. Notes 9.38% due 02/07/11	502,000	515,805
JBS SA Senior Notes 10.50% due 08/04/16*	375,000	405,000

		920,805

Independent Power Producers — 0.0%
AES Drax Energy, Ltd. Sec. Notes 11.50% due 08/30/10†(3)(8)(15)	4,590,000	4,590

Marine Services — 0.4%
Trico Shipping AS Senior Sec. Notes 11.88% due 11/01/14*	1,175,000	1,233,750

SunAmerica Series Trust High-Yield Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2010 — (continued)

		Market
	Principal	Value
Security Description	Amount	(Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)

Metal Processors & Fabrication — 0.0%
International Utility Structures Senior Sub Notes 10.75% due 02/01/08†(2)(3)	$3,329,000	$0

Multimedia — 0.2%
Quebecor Media, Inc. Senior Notes 7.75% due 03/15/16	475,000	475,000

Oil Companies-Exploration & Production — 1.0%
Compton Petroleum Finance Corp. Company Guar. Notes 7.63% due 12/01/13	725,000	581,813
OPTI Canada, Inc. Senior Sec. Notes 7.88% due 12/15/14	2,585,000	2,242,487

		2,824,300

Paper & Related Products — 0.6%
Cascades, Inc. Senior Notes 7.75% due 12/15/17*	650,000	663,000
Cascades, Inc. Company Guar. Notes 7.88% due 01/15/20*	325,000	330,688
PE Paper Escrow GmbH Senior Sec. Notes 12.00% due 08/01/14*	525,000	591,285

		1,584,973

Printing-Commercial — 0.0%
Quebecor World Capital Corp. Company Guar. Notes 8.75% due 03/15/16†(2)(3)(8)(15)	1,840,000	0

Satellite Telecom — 1.8%
Intelsat Intermediate Holding Co., Ltd. Company Guar. Notes 9.50% due 02/01/15(5)	2,844,000	2,932,875
Intelsat Subsidiary Holding Co., Ltd. Company Guar. Notes 8.88% due 01/15/15	2,148,000	2,201,700

		5,134,575

Special Purpose Entity — 0.0%
Hellas Telecommunications Luxembourg II Sub. Notes 6.03% due 01/15/15*(6)(8)(15)	1,210,000	36,300

Steel-Producers — 0.4%
Essar Steel Algoma, Inc. Senior Sec. Notes 9.38% due 03/15/15*	1,150,000	1,155,750

Telephone-Integrated — 0.5%
Virgin Media Finance PLC Company Guar. Notes 8.38% due 10/15/19	1,325,000	1,358,125

Transport-Marine — 0.1%
Teekay Corp. Senior Notes 8.50% due 01/15/20	350,000	355,250

Transport-Rail — 0.2%
Kansas City Southern de Mexico SA de CV Senior Notes
8.00% due 02/01/18*	525,000	518,183

Total Foreign Corporate Bonds & Notes (cost $28,219,199)		23,109,851

LOANS(13)(14) — 1.9%
Beverages-Non-alcoholic — 0.2%
Le-Natures, Inc. BTL 7.00% due 03/01/11†(3)(4)(8)(12)	1,200,000	474,000

Building-Residential/Commercial — 0.0%
TOUSA, Inc. BTL 12.25% due 08/15/13(3)(9)(12)	1,337,364	21,732

Electric-Integrated — 0.1%
Texas Competitive Electric Holdings Co. LLC BTL-3 3.73% due 10/10/14(3)(12)	476,383	388,980
Texas Competitive Electric Holdings Co. LLC BTL-3 3.75% due 10/10/14(3)(12)	4,924	4,021

		393,001

Food-Retail — 0.3%
Dole Foods, Inc. BTL-C 8.00% due 04/12/13(3)(12)	173,450	175,450
Dole Foods, Inc. Tranche B 8.00% due 04/12/13(3)(12)	7,172	7,255
Solvest, Ltd. Term Loan C 8.00% due 04/12/13(3)(12)	586,035	592,790

		775,495

Medical-Drugs — 0.5%
Triax Pharmaceuticals LLC BTL 16.50% due 08/30/11(2)(3)(12)(16)	1,596,512	1,452,826

Medical-Hospitals — 0.4%
Capella Healthcare, Inc. 2nd Lien 13.00% due 02/29/16(3)(12)	1,000,000	1,012,500

Oil-Field Services — 0.4%
Stallion Oilfield Service BTL 8.75% due 08/01/12(3)(12)	2,000,000	1,282,500

Total Loans (cost $8,173,871)		5,412,054

COMMON STOCK — 0.6%
Casino Services — 0.0%
Capital Gaming International, Inc.†(2)(3)	103	0

Energy-Alternate Sources — 0.0%
VeraSun Energy Corp.†(2)(3)	75,000	0

Food-Misc. — 0.1%
Wornick Co.†(2)(3)(12)	8,418	304,732

Gambling (Non-Hotel) — 0.1%
Shreveport Gaming Holdings, Inc.(2)(3)(12)	17,578	242,664

SunAmerica Series Trust High-Yield Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2010 — (continued)

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)

Medical-Drugs — 0.0%
Triax Pharmaceuticals LLC†(2)(3)(12)(17)	128,418	$1,284

Medical-Outpatient/Home Medical — 0.0%
Critical Care Systems International, Inc.†(2)(3)(12)	70,165	0

Oil Companies-Exploration & Production — 0.3%
Energy Partners, Ltd.†	71,025	611,526
MXEnergy Holdings, Inc.†(2)(3)	267,187	232,319

		843,845

Paper & Related Products — 0.1%
Caraustar Industries, Inc.†(2)(3)	141	313,576

Printing-Commercial — 0.0%
World Color Press, Inc.†	1,065	12,258

Total Common Stock (cost $2,854,830)		1,718,359

PREFERRED STOCK — 0.0%
Medical-Drugs — 0.0%
Triax Pharmaceuticals LLC, Class C 14.70%(2)(3)(12)(17)(cost $78,353)	39,177	392

WARRANTS — 0.0%†
Oil Companies-Exploration & Production — 0.0%
Transmeridian Exploration, Inc. Expires 12/15/10 (Strike price $4.31)(2)(3)	44,885	0

Printing-Commercial — 0.0%
World Color Press, Inc. Expires 07/20/14 (strike price $13.00)	603	3,317
World Color Press, Inc. Expires 07/20/14 (strike price $16.30)	603	2,291

		5,608

Telecom Services — 0.0%
Leap Wireless International, Inc. Expires 04/15/10 (strike price $96.80)(2)(3)	3,500	0

Total Warrants (cost $131,987)		5,608

Total Long-Term Investment Securities (cost $293,979,851)		280,077,542

TOTAL INVESTMENTS (cost $293,979,851)(18)	98.3%	280,077,542
Other assets less liabilities	1.7	4,959,538

NET ASSETS	100.0%	$285,037,080

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At January 31, 2010, the aggregate value of these securities was $81,659,288 representing 28.6% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Income may be received in cash or additional bonds at the discretion of the issuer.
(2)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.
(3)	Illiquid security. At January 31, 2010, the aggregate value of these securities was $13,044,774 representing 4.6% of net assets.
(4)	Company has filed for Chapter 11 bankruptcy protection.
(5)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.
(6)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of January 31, 2010.
(7)	Perpetual maturity — maturity date reflects the next call date.
(8)	Bond in default
(9)	PIK (“Payment-in-Kind”) security. Bond or preferred stock that pays interest/dividends in the form of additional bonds or preferred stocks.
(10)	Company has filed for Chapter 7 bankruptcy.
(11)	Bond is in default and did not pay principal at maturity.

SunAmerica Series Trust High-Yield Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2010 — (continued)

(12)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of January 31, 2010, the High-Yield Bond Portfolio held the following restricted securities:

		Principal			Market
	Acquisition	Amount/	Acquisition	Market	Value	% of
Name	Date	Shares	Cost	Value	Per Share	Net Assets

Capella Healthcare, Inc. 13.00% due 02/29/16 Loan Agreement	03/11/08	$1,000,000	$990,887	$1,012,500	$101.25	0.36%
Critical Care Systems International, Inc. Common Stock	06/26/06	70,165	583,324	0	0.00	0.00
Dole Foods, Inc. 8.00% due 04/12/13 Loan Agreement	07/07/09	173,450	165,369	175,450	101.15	0.06
Dole Foods, Inc. 8.00% due 04/12/13 Loan Agreement	07/07/09	7,172	6,080	7,255	101.16	0.00
ICO North America, Inc. 7.50% due 08/15/09	08/11/05	1,125,000	1,125,000
	02/15/08	47,000	47,000
	09/12/08	49,000	49,000
	02/27/09	51,000	51,000

		1,272,000	1,272,000	725,040	57.00	0.25
Le-Natures, Inc. 7.00% due 03/01/11 Loan Agreement	09/26/06	1,200,000	1,200,000	474,000	39.50	0.17
Shreveport Gaming Holdings, Inc. Common Stock	07/21/05	2,402	55,294
	07/29/05	15,176	349,393

		17,578	404,687	242,664	13.80	0.09
Solvest, Ltd. 8.00% due 04/12/13 Loan Agreement	07/07/09	545,278	518,021
	10/09/09	40,757	41,466

		586,035	559,487	592,790	101.15	0.21
Stallion Oilfield Service 8.75% due 08/01/12 Loan Agreement	07/18/07	1,000,000	994,627
	12/4/07	1,000,000	957,200

		2,000,000	1,951,827	1,282,500	64.13	0.45
Texas Competitive Electric Holdings Co., LLC 3.73% due 10/10/14 Loan Agreement	11/11/08	476,383	476,383	388,980	81.65	0.14
Texas Competitive Electric Holdings Co., LLC 3.75% due 10/10/14 Loan Agreement	03/31/09	2,462	2,462
	12/29/09	2,462	2,462

		4,924	4,924	4,021	81.66	0.00
TOUSA, Inc. 12.25% due 08/15/13 Loan Agreement	10/11/07	1,022,829	931,684
	01/29/08	11,293	14,571
	03/14/08	10,700	14,171
	04/09/08	26,285	26,285
	06/30/08	37,503	37,503
	10/07/08	39,014	39,014
	01/15/09	37,728	37,728
	03/31/09	35,804	35,804
	06/30/09	37,295	37,295
	09/30/09	38,857	38,857
	12/30/09	40,056	40,056

		1,337,364	1,252,968	21,732	1.62	0.01

SunAmerica Series Trust High-Yield Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2010 — (continued)

		Principal			Market
	Acquisition	Amount/	Acquisition	Market	Value	% of
Name	Date	Shares	Cost	Value	Per Share	Net Assets

Triax Pharmaceuticals LLC 16.50% due 08/30/11 Loan Agreement	08/31/07	$1,500,000	$1,393,239
	10/31/07	3,875	22,599
	01/24/08	11,404	11,404
	04/16/08	11,239	11,239
	07/01/08	11,449	11,449
	10/01/08	11,534	11,534
	1/05/09	11,751	11,751
	4/01/09	11,579	11,579
	07/01/09	11,796	11,796
	10/07/09	11,885	11,885

		1,596,512	1,508,475	$1,452,826	$91.00	0.51%
Triax Pharmaceuticals LLC Common Stock	08/31/07	128,418	53,936	1,284	0.01	0.00
Triax Pharmaceuticals LLC Class C 14.70% Preferred Stock	08/31/07	39,177	78,353	392	0.01	0.00
Wornick Co. Common Stock	08/08/08	8,418	1,113,241	304,732	36.20	0.11

				$6,686,166		2.36%

(13)	The Portfolio invests in Senior Loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major United States banks, or the certificate of deposit rate. Senior Loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a Senior Loan.
(14)	Senior Loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(15)	Company has filed bankruptcy in country of issuance.
(16)	A portion of the interest is paid in the form of additional bonds/loans.
(17)	Consists of more than one type of securities traded together as a unit.
(18)	See Note 3 for cost of investments on a tax basis.
(19)	Subsequent to January 31, 2010, the company has filed for Chapter 11 bankruptcy protection.
ADR — American Depository Receipt
BTL — Bank Term Loan

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2010 (see Note 2):

	Level 1 - Unadjusted	Level 2 - Other	Level 3 - Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total

Long-Term Investment Securities:
Convertible Bonds & Notes	$—	$—	$725,040	$725,040
U.S. Corporate Bonds & Notes	—	240,347,956	8,758,282	249,106,238
Foreign Corporate Bonds & Notes	—	23,109,851	0	23,109,851
Loans	—	1,168,496	4,243,558	5,412,054
Common Stock	623,784	—	1,094,575	1,718,359
Preferred Stock	—	—	392	392
Warrants	5,608	—	0	5,608

Total	$629,392	$264,626,303	$14,821,847	$280,077,542

SunAmerica Series Trust High-Yield Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2010 — (continued)

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

	Convertible	U.S. Corporate	Foreign Corporate		Common	Preferred
	Bonds & Notes	Bonds & Notes	Bonds & Notes	Loans	Stock	Stock	Warrants

Balance as of 1/31/2009	$244,200	$12,496,857	$0	$9,989,583	$814,969	$141,729	$449
Accrued discounts/premiums	—	221,466	—	168,448	—	—	—
Realized gain (loss)	—	795,586	—	(1,498,853)	(17)	(708,846)	—
Change in unrealized appreciation (depreciation)	429,840	(2,355,927)	—	3,908,219	(97,345)	567,509	(449)
Net purchases (sales)	51,000	(2,727,763)	—	(8,323,839)	376,968	—	—
Transfers in and/or out of Level 3	—	328,063	—	—	—	—	—

Balance as of 1/31/2010	$725,040	$8,758,282	$0	$4,243,558	$1,094,575	$392	$0

See Notes to Financial Statements

SunAmerica Series Trust Total Return Bond Portfolio
PORTFOLIO PROFILE — January 31, 2010 — (unaudited)

Industry Allocation*

Federal National Mtg. Assoc.	21.8%
Repurchase Agreements	13.6
United States Treasury Bonds	9.7
Banks-Commercial	7.7
U.S. Government Agencies	7.4
Government National Mtg. Assoc.	5.2
Diversified Banking Institutions	4.6
U.S. Municipal Bonds & Notes	3.8
Diversified Financial Services	2.9
Sovereign	2.7
Banks-Money Center	2.5
Finance-Investment Banker/Broker	2.5
Banks-Special Purpose	2.3
Telephone-Integrated	1.2
Finance-Credit Card	1.1
United States Treasury Notes	1.1
Commercial Paper	0.9
Special Purpose Entities	0.7
Sugar	0.6
Banks-Super Regional	0.5
Hotels/Motels	0.4
Computers	0.4
Electric-Integrated	0.4
Federal Home Loan Mtg. Corp.	0.3
Printing-Commercial	0.3
Transport-Services	0.3
Finance-Consumer Loans	0.3
Oil Companies-Exploration & Production	0.3
Tobacco	0.3
Auto-Cars/Light Trucks	0.3
Medical-Wholesale Drug Distribution	0.2
Finance-Commercial	0.2
Insurance-Life/Health	0.2
Oil Companies-Integrated	0.1

96.8%

Credit Quality †

Government-Agency	39.9%
Government-Treasury	14.3
AAA	13.8
AA	4.8
A	15.9
BBB	7.7
BB	2.7
CC	0.4
Not rated@	0.5

100.0%

*	Calculated as a percentage of net assets
#	Calculated as a percentage of total debt issues, excluding short-term securities.
†	Source: Standard and Poors
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.

SunAmerica Series Trust Total Return Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2010

		Market
	Principal	Value
Security Description	Amount**	(Note 2)

ASSET BACKED SECURITIES — 2.4%
Diversified Financial Services — 2.4%
Access Group, Inc. Student Loan Backed Note Series 2008-1, Class A 1.55% due 10/27/25(1)	$1,107,558	$1,135,048
Bear Stearns Asset Backed Securities Trust Series 2006-SD3, Class 1A-1A 5.50% due 08/25/36	617,851	382,405
Bear Stearns Commercial Mtg. Securities Series 1999-CLF1, Class A3 7.00% due 05/20/30(2)	318,662	334,277
Credit-Based Asset Servicing and Securitization LLC Series 2006-CB9, Class A1 0.29% due 11/25/36(1)	39,362	32,334
Ford Credit Auto Owner Trust Series 2008-C, Class A2B 1.13% due 01/15/11(1)	71,268	71,296
Ford Credit Auto Owner Trust Series 2008-B, Class A2 1.43% due 12/15/10(1)	26,792	26,805
Franklin Auto Trust Series 2008-A, Class A3 1.81% due 06/20/12(1)	900,000	908,065
GS Mtg. Securities Corp. II Series 2001-ROCK, Class A2 6.62% due 05/03/18*(2)	300,000	317,930
GSR Mtg. Loan Trust Series 2005-AR6, Class 2A1 2.95% due 09/25/35(1)(2)	499,079	461,680
Harborview Mtg. Loan Trust Series 2006-12, Class 2A2A 0.42% due 01/19/38(1)(2)	677,631	377,599
Indymac Index Mtg. Loan Trust Series 2005-AR1, Class 1A1 3.72% due 03/25/35	650,074	437,560
Prime Mtg. Trust Series 2006-1, Class 1A1 5.50% due 06/25/36(2)	751,980	634,835
Residential Asset Securitization Trust Series 2003-A8, Class A2 0.58% due 10/25/18(1)(2)	393,634	355,285
SLM Student Loan Trust Series 2007-2, Class A2 0.25% due 07/25/17(1)	500,000	496,331
SLM Student Loan Trust Series 2008-7, Class A1 0.65% due 04/25/10(1)	537,466	537,955
SLM Student Loan Trust Series 2008-9, Class A 1.75% due 04/25/23(1)	2,357,227	2,457,804
South Carolina Student Loan Corp. Series 2008-1, Class A1 0.76% due 09/02/14(1)	181,387	181,589
Wachovia Bank Commercial Mtg. Trust, Series 2006-C29, Class A4 5.31% due 11/15/48(2)	1,000,000	975,543
WaMu Mtg. Pass Through Certs. Series 2005-AR13, Class A1A1 0.52% due 10/25/45(1)(2)	577,253	413,300

Total Asset Backed Securities (cost $9,601,941)		10,537,641

U.S. CORPORATE BONDS & NOTES — 13.4%
Auto-Cars/Light Trucks — 0.3%
Daimler Finance North America LLC Notes 4.88% due 06/15/10	1,000,000	1,013,946
Daimler Finance North America LLC Company Guar. Bonds 5.75% due 09/08/11	100,000	106,290

		1,120,236

Banks-Commercial — 0.9%
National City Bank Senior Notes 0.35% due 06/18/10(1)	500,000	499,362
Wachovia Bank NA Sub. Notes 0.58% due 03/15/16(1)	3,600,000	3,342,334

		3,841,696

Banks-Super Regional — 0.5%
JPMorgan Chase Bank NA Sub. Notes 0.58% due 06/13/16(1)	600,000	566,248
KeyCorp Senior Notes 6.50% due 05/14/13	1,000,000	1,063,682
Wachovia Corp. Senior Notes 5.30% due 10/15/11	400,000	424,997

		2,054,927

Computers — 0.4%
Hewlett-Packard Co. Notes 0.31% due 06/15/10(1)	700,000	700,270
International Business Machines Corp. Senior Notes 0.83% due 07/28/11(1)	1,100,000	1,110,268

		1,810,538

Diversified Banking Institutions — 4.0%
Bank of America Corp. Senior Notes 5.65% due 05/01/18	2,000,000	2,018,796
Bank of America Corp. Senior Notes 5.75% due 12/01/17	1,600,000	1,631,774
Citigroup, Inc. Senior Notes 5.85% due 07/02/13	1,700,000	1,797,113
Citigroup, Inc. Senior Notes 6.13% due 11/21/17	2,400,000	2,427,242

SunAmerica Series Trust Total Return Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2010 — (continued)

			Market
		Principal	Value
Security Description		Amount**	(Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)

JP Morgan Chase & Co. Senior Notes 6.00% due 01/15/18		$700,000	$756,298
Morgan Stanley Senior Notes 0.73% due 10/15/15(1)		100,000	92,814
Morgan Stanley Senior Notes 6.00% due 04/28/15		1,800,000	1,937,689
Morgan Stanley Senior Notes 6.63% due 04/01/18		3,200,000	3,499,047
The Goldman Sachs Group, Inc. Senior Notes 5.95% due 01/18/18		1,200,000	1,263,959
The Goldman Sachs Group, Inc. Senior Notes 6.15% due 04/01/18		1,200,000	1,276,836
The Goldman Sachs Group, Inc. Senior Notes 6.25% due 09/01/17		300,000	322,950

			17,024,518

Diversified Financial Services — 0.3%
CIT Group, Inc. Senior Sec. Notes 7.00% due 05/01/13		105,338	96,121
CIT Group, Inc. Senior Sec. Notes 7.00% due 05/01/14		158,007	141,416
CIT Group, Inc. Senior Sec. Notes 7.00% due 05/01/15		158,007	137,466
CIT Group, Inc. Senior Sec. Notes 7.00% due 05/01/16		263,346	226,478
CIT Group, Inc. Senior Sec. Notes 7.00% due 05/01/17		368,684	314,303
General Electric Capital Corp. Senior Notes 6.88% due 01/10/39		600,000	623,526

			1,539,310

Electric-Integrated — 0.4%
Dominion Resources, Inc. Senior Notes 1.30% due 06/17/10(1)		800,000	802,867
FPL Group Capital, Inc. Company Guar. Notes 1.13% due 06/17/11(1)		800,000	808,580

			1,611,447

Finance-Commercial — 0.2%
Caterpillar Financial Services Corp. Senior Notes 1.00% due 06/24/11(1)		900,000	908,288

Finance-Consumer Loans — 0.3%
SLM Corp. Senior Notes 0.48% due 10/25/11(1)		500,000	461,134
SLM Corp. Senior Notes 4.75% due 03/17/14	EUR	600,000	740,391

			1,201,525

Finance-Credit Card — 1.1%
American Express Credit Corp. Senior Notes Series B 0.38% due 10/04/10		700,000	699,299
American Express Credit Corp. Senior Notes 1.63% due 05/27/10(1)		600,000	602,419
American Express Credit Corp. Senior Notes 5.88% due 05/02/13		3,100,000	3,360,443

			4,662,161

Finance-Investment Banker/Broker — 1.7%
Lehman Brothers Holdings, Inc. Senior Notes 6.88% due 05/02/18†(3)(4)		1,000,000	220,000
Merrill Lynch & Co., Inc. Senior Notes 0.50% due 02/05/10(1)		900,000	900,020
Merrill Lynch & Co., Inc. Senior Notes 1.02% due 05/30/14	EUR	200,000	257,053
Merrill Lynch & Co., Inc. Notes 6.88% due 04/25/18		1,900,000	2,051,255
Morgan Stanley Senior Notes 6.60% due 04/01/12		900,000	987,819
The Bear Stearns Cos., Inc. Senior Notes 5.30% due 10/30/15		400,000	426,207
The Bear Stearns Cos., Inc. Senior Notes 6.40% due 10/02/17		900,000	992,154
The Bear Stearns Cos., Inc. Senior Notes 7.25% due 02/01/18		1,300,000	1,490,815

			7,325,323

Hotels/Motels — 0.5%
Hyatt Hotels Corp. Senior Notes 5.75% due 08/15/15*		700,000	723,173
Hyatt Hotels Corp. Senior Notes 6.88% due 08/15/19*		1,200,000	1,247,981

			1,971,154

Insurance-Life/Health — 0.2%
Pricoa Global Funding I Notes 0.04% due 01/30/12*(1)		500,000	487,772

SunAmerica Series Trust Total Return Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2010 — (continued)

			Market
		Principal	Value
Security Description		Amount**	(Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Insurance-Life/Health (continued)

Pricoa Global Funding I Notes 0.45% due 09/27/13*(1)		$400,000	$380,303

			868,075

Internet Connectivity Services — 0.0%
Rhythms Netconnections, Inc. Senior Notes 13.50% due 05/15/08†(5)(6)		1,700,000	0
Rhythms Netconnections, Inc. Senior Notes 14.00% due 02/15/10†(5)(6)		400,000	0

			0

Medical-Wholesale Drug Distribution — 0.2%
AmerisourceBergen Corp. Company Guar. Notes 5.88% due 09/15/15		1,000,000	1,108,862

Miscellaneous Manufacturing — 0.0%
Propex Fabrics, Inc. Company Guar. Notes 10.00% due 12/01/12(3)(4)		205,000	103

Oil Companies-Exploration & Production — 0.3%
Pemex Project Funding Master Trust Company Guar. Notes 9.13% due 10/13/10		1,130,000	1,188,082

Printing-Commercial — 0.3%
R.R. Donnelley & Sons, Co. Notes 11.25% due 02/01/19		1,100,000	1,428,824

Special Purpose Entities — 0.5%
Barnett Capital Trust III Notes 0.91% due 02/01/27(1)		2,700,000	1,865,060
CA FM Lease Trust Senior Notes 8.50% due 07/15/17*(5)		122,199	126,856

			1,991,916

Telephone-Integrated — 0.7%
AT&T Corp. Senior Notes 8.00% due 11/15/31		1,000,000	1,235,868
Sprint Capital Corp. Company Guar. Notes 7.63% due 01/30/11		1,000,000	1,013,750
Sprint Nextel Corp. Senior Notes 0.68% due 06/28/10		1,000,000	987,489

			3,237,107

Tobacco — 0.3%
Altria Group, Inc. Company Guar. Notes 9.70% due 11/10/18		500,000	626,203
Reynolds American, Inc. Company Guar. Notes 7.25% due 06/01/13		500,000	554,979

			1,181,182

Transport-Services — 0.3%
Ryder System, Inc. Senior Notes 7.20% due 09/01/15		1,200,000	1,368,130

Total U.S. CORPORATE BONDS & NOTES (cost $53,217,485)			57,443,404

FOREIGN CORPORATE BONDS & NOTES — 14.5%
Banks-Commercial — 6.8%
ANZ National International, Ltd./New Zealand Company Guar. Notes 6.20% due 07/19/13*		1,000,000	1,115,283
Barclays Bank PLC Senior Notes 5.20% due 07/10/14		1,300,000	1,390,297
Barclays Bank PLC Jr. Sub. Notes 7.43% due 12/15/17*(1)(7)		1,100,000	1,036,750
Barclays Bank PLC Sub. Notes 14.00% due 06/15/19(1)(7)	GBP	100,000	201,811
Canadian Imperial Bank of Commerce Bonds 2.00% due 02/04/13*(5)		2,900,000	2,908,508
Credit Suisse AG Sub. Notes 5.40% due 01/14/20		100,000	99,867
ING Bank NV Government Guar. Notes 2.63% due 02/05/12*		4,100,000	4,193,143
NIBC Bank NV Government Guar. Notes 2.80% due 12/02/14*		8,000,000	7,974,728
Royal Bank of Scotland Group PLC Bonds 6.99% due 10/15/17*(1)(7)		1,200,000	768,000
Swedbank AB Government Guar. Notes 2.80% due 02/10/12*		5,000,000	5,114,998
Swedbank AB Government Guar. Notes 3.00% due 12/22/11*		2,200,000	2,269,330
UBS AG Notes 5.75% due 04/25/18		1,300,000	1,360,377
UBS AG Senior Notes 1.17% due 06/19/10(1)		900,000	903,046

			29,336,138

Banks-Money Center — 2.5%
Deutsche Bank AG Notes 4.88% due 05/20/13		1,300,000	1,397,607

SunAmerica Series Trust Total Return Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2010 — (continued)

			Market
		Principal	Value
Security Description		Amount**	(Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Banks-Money Center (continued)

Lloyds TSB Bank PLC Government Guar. Notes 0.87% due 06/09/11(1)	EUR	500,000	$694,023
Lloyds TSB Bank PLC Sub. Notes 12.00% due 12/16/24*(1)(5)(6)(7)		4,100,000	4,544,584
Lloyds TSB Bank PLC Bank Guar. Notes 4.38% due 01/12/15*		3,500,000	3,479,497
Lloyds TSB Bank PLC Bank Guar. Notes 5.80% due 01/13/20*		600,000	593,336

			10,709,047

Banks-Special Purpose — 2.3%
Dexia Credit Local Government Guar. Notes 2.75% due 01/10/14*		6,300,000	6,357,935
Export-Import Bank of Korea Senior Notes 8.13% due 01/21/14		2,200,000	2,551,065
Fortis Bank Nederland Holding NV Government Guar. Notes 1.25% due 06/10/11(1)	EUR	700,000	970,896

			9,879,896

Diversified Banking Institutions — 0.6%
BNP Paribas Jr. Sub. Notes 7.20% due 06/25/37*(1)(7)		1,000,000	965,000
HSBC Holdings PLC Sub. Notes 6.80% due 06/01/38		1,000,000	1,087,996
Royal Bank of Scotland Group PLC Government Guar. Notes 0.51% due 03/30/12*(1)		600,000	600,002

			2,652,998

Diversified Financial Services — 0.1%
Citigroup Funding, Inc. (Rosselkhozbank Bond Credit Linked Security) 5.52% due 02/24/10(5)(6)		465,000	461,753

Finance-Investment Banker/Broker — 0.8%
Macquarie Bank, Ltd. Government Guar. Notes 4.10% due 12/17/13*		3,100,000	3,264,700

Oil Companies-Integrated — 0.1%
Suncor Energy, Inc. Senior Notes 6.85% due 06/01/39		400,000	449,136

Paper & Related Products — 0.0%
Pindo Deli Finance BV Company Guar. Bonds zero coupon due 04/28/27*(5)		1,743,170	26,147
Pindo Deli Finance BV Company Guar. Notes 2.51% due 04/28/18*(1)(5)		432,197	52,944
Pindo Deli Finance BV Company Guar. Notes 3.05% due 04/28/15*(1)(5)		73,261	10,440
Tjiwi Kimia Finance BV Company Guar. Notes zero coupon due 04/28/27*(5)		724,965	10,874
Tjiwi Kimia Finance BV Company Guar. Notes 2.51% due 04/28/18*(1)(5)		293,490	30,083
Tjiwi Kimia Finance BV Company Guar. Notes 3.05% due 04/28/15(1)		195,908	25,958

			156,446

Special Purpose Entity — 0.3%
Pearson Dollar Finance Two PLC Company Guar. Notes 5.50% due 05/06/13*		1,100,000	1,175,209

Specified Purpose Acquisitions — 0.0%
Murrin Murrin Holdings Property, Ltd. Bonds 9.38% due 08/31/30†(5)(6)		600,000	60

Sugar — 0.6%
Tate & Lyle International Finance PLC Company Guar. Notes 6.63% due 06/15/16*		2,300,000	2,455,133

Telephone-Integrated — 0.4%
British Telecommunications PLC Senior Notes 5.95% due 01/15/18		1,700,000	1,765,404

Total Foreign Corporate Bonds & Notes (cost $60,109,451)			62,305,920

FOREIGN GOVERNMENT AGENCIES — 1.5%
Sovereign — 1.5%
Federal Republic of Germany Bonds 3.75% due 01/04/19	EUR	2,100,000	3,053,271
Government of France Bonds 3.75% due 10/25/19	EUR	1,100,000	1,552,451
Russian Federation Bonds 7.50% due 03/31/30*(8)		368	414
United Mexican States Notes 5.95% due 03/19/19		1,900,000	2,007,350

Total Foreign Government Agencies (cost $6,749,659)			6,613,486

MUNICIPAL BONDS & NOTES — 3.8%
U.S. Municipal Bonds & Notes — 3.8%
American Municipal Power-Ohio, Inc. Series B 6.45% due 02/15/44		1,395,000	1,421,115

SunAmerica Series Trust Total Return Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2010 — (continued)

		Market
	Principal	Value
Security Description	Amount**	(Note 2)

MUNICIPAL BONDS & NOTES (continued)
U.S. Municipal Bonds & Notes (continued)

Chicago Transit Authority Series A 6.90% due 12/01/40	$800,000	$872,392
Chicago Transit Authority Series B 6.90% due 12/01/40	900,000	981,441
District of Columbia Income Tax Revenue Bonds, Series E 5.59% due 12/01/34	4,000,000	4,030,440
Ohio Housing Finance Agency Series F 6.04% due 09/01/17	455,000	456,606
State of Illinois General Obligation 1.82% due 01/01/11	1,900,000	1,906,897
State of Illinois General Obligation 2.77% due 01/01/12	6,500,000	6,568,380

Total Municipal Bonds & Notes (cost $15,956,686)		16,237,271

U.S. GOVERNMENT AGENCIES — 29.3%
Federal Home Loan Mtg. Corp. — 0.3%
Federal Home Loan Mtg. Corp. REMIC Series 3346, Class FA 0.46% due 02/15/19(1)	225,717	225,566
Series T-62, Class 1A1 1.74% due 10/25/44(1)	192,450	185,400
Series T-61, Class 1A1 1.94% due 07/25/44(1)	1,064,375	1,025,615

		1,436,581

Federal National Mtg. Assoc. — 21.8%
4.00% due 12/01/39	997,976	979,044
4.50% due 02/01/38	834,810	844,330
4.50% due 06/01/39	1,984,254	2,006,684
4.50% due 08/01/39	16,848,192	17,038,641
4.50% due 09/01/39	3,979,227	4,024,208
4.50% due 10/01/39	3,951,999	3,996,672
5.00% due February TBA	6,300,000	6,546,091
5.08% due 06/01/35	573,323	599,483
5.50% due 11/01/32	435,439	463,358
5.50% due 01/01/33	4,538,704	4,829,709
5.50% due 05/01/33	7,370,210	7,840,459
5.50% due 01/01/34	986,638	1,049,590
5.50% due 04/01/34	21,485,111	22,922,519
5.50% due 03/01/35	262,723	279,486
5.50% due 10/01/36	392,924	416,951
5.50% due 08/01/37(10)	9,287,311	9,867,567
5.50% due February TBA	6,000,000	6,355,314
6.00% due 10/01/37(10)	765,164	819,662
6.00% due 12/01/37	838,920	898,670
6.00% due 02/01/38	1,841,228	1,971,503

		93.749.941

Government National Mtg. Assoc. — 5.3%
0.53% due 05/20/37	1,162,906	1,142,581
6.00% due 08/15/31	4,555	4,917
6.00% due 05/15/35	177,534	190,536
6.00% due 01/15/36	70,528	75,528
6.00% due 02/15/36	27,565	29,519
6.00% due 11/15/37	2,110,382	2,257,025
6.00% due 12/15/37	1,286,492	1,375,886
6.00% due 01/15/38	291,869	311,968
6.00% due 02/15/38	36,108	38,595
6.00% due 03/15/38	617,732	660,270
6.00% due 04/15/38	120,189	128,465
6.00% due 05/15/38	483,686	516,993
6.00% due 08/15/38	1,655,126	1,769,101
6.00% due 09/15/38	890,316	951,624
6.00% due February TBA	10,000,000	10,676,560
6.50% due 06/15/38	961,367	1,031,431
6.50% due 07/15/38	851,425	913,478
6.50% due 08/15/38	327,134	350,975
6.50% due 10/15/38	69,699	74,801

		22,500,253

Sovereign — 1.1%
Overseas Private Investment Corp. Bonds zero coupon due 09/20/13	2,192,079	2,351,838
Overseas Private Investment Corp. Government Guar. Notes 5.75% due 04/15/14(6)	2,100,000	2,483,250

		4,835,088

Total U.S. Government Agencies (cost $123,739,319)		125,643,777

U.S. GOVERNMENT TREASURIES — 10.8%
United States Treasury Bonds — 9.7%
4.25% due 05/15/39	5,500,000	5,269,687
4.38% due 02/15/38	600,000	589,687
4.38% due 11/15/39	6,800,000	6,651,250
4.50% due 02/15/36	1,000,000	1,007,656
4.50% due 08/15/39	4,700,000	4,694,125
7.25% due 08/15/22	1,700,000	2,248,250
7.50% due 11/15/24	1,800,000	2,462,062
7.63% due 11/15/22	1,900,000	2,588,157
7.88% due 02/15/21(10)	7,100,000	9,711,465
8.00% due 11/15/21	2,200,000	3,051,468
8.13% due 05/15/21	2,500,000	3,482,813

		41,756,620

United States Treasury Notes — 1.1%
0.44% due 07/31/11(10)	110,000	110,761
3.00% due 09/30/16	3,200,000	3,201,251
3.13% due 10/31/16	1,300,000	1,308,429

		4,620,441

Total U.S. Government Treasuries (cost $44,013,516)		43,255,147

SunAmerica Series Trust Total Return Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2010 — (continued)

	Shares/	Market
	Principal	Value
Security Description	Amount**	(Note 2)

COMMON STOCK — 0.0%
Communications Software — 0.0%
Ventelo GmbH†(5)(6)	11,286	$0

Electric-Integrated — 0.0%
PNM Resources, Inc.	63	732

Telecom Equipment-Fiber Optics — 0.0%
Viatel Holding Bermuda Ltd.	2	1

Telephone-Integrated — 0.0%
XO Holdings, Inc.	682	417

Total Common Stock (cost $418,866)		1,150

MEMBERSHIP INTEREST CERTIFICATES — 0.0%
Electric-Integrated — 0.0%
SW Acquisition†(5)(6) (cost $0)	1	6

WARRANTS — 0.0%
Banks-Commercial — 0.0%
Central Bank of Nigeria Expires 11/15/20 (strike price $250.00)(6) (cost $0)	750	86,250

Total Long-Term Investment Securities (cost $313,806,923)		325,245,966

SHORT-TERM INVESTMENT SECURITIES — 8.3%
Commercial Paper — 0.9%
Barclays Bank PLC 1.11% due 03/22/11	$3,900,000	3,896,525

U.S. Government Agencies — 7.4%
Federal Home Loan Bank 0.01% due 02/05/10	7,900,000	7,899,903
Federal National Mtg. Assoc. 0.00% due 02/04/10	1,000,000	999,994
0.07% due 02/01/10	1,100,000	1,099,870
0.07% due 04/07/10	20,900,000	20,897,367
United States Treasury Bills 0.13% due 03/25/10(11)	280,000	279,974
0.15% due 03/25/10(11)	320,000	319,968
0.20% due 03/18/10(11)	260,000	259,938

		31,757,014

Total Short-Term Investment Securities (cost $35,656,062)		35,653,539

REPURCHASE AGREEMENTS — 13.6%
Agreement with Banc of America Securities LLC, bearing interest at 0.13% dated 01/27/10 to be repurchased 02/03/10 in the amount of $6,000,117 and collateralized by $6,224,000 of United States Treasury Bills due 11/30/16 and having an approximate value of $6,118,040	6,000,000	6,000,000
Agreement with Salomon Brothers, bearing interest at 0.10% dated 01/29/10 to be repurchased 02/01/10 in the amount of $39,600,330 and collateralized by $40,430,000 of United States Treasury Bills due 04/01/10 and having an approximate value of $40,425,196	39,600,000	39,600,000
Agreement with Barclays Capital, bearing interest at 0.11% dated 01/27/10 to be repurchased 02/03/10 in the amount of $11,600,248 and collateralized by $11,887,000 of Federal Home Loan Mtg. Notes due 06/18/10 and having an approximate value of $11,908,753	11,600,000	11,600,000
Agreement with Barclays Capital, bearing interest at 0.11% dated 01/29/10 to be repurchased 02/01/10 in the amount of $1,000,009 and collateralized by $794,000 of United States Treasury Inflation Indexed Notes due 01/15/11 and having an approximate value of $1,028,471	1,000,000	1,000,000

Total Repurchase Agreements (cost $58,200,000)		58,200,000

TOTAL INVESTMENTS (cost $407,662,985)(9)	96.8%	415,977,591
Other assets less liabilities	3.2	13,397,320

NET ASSETS	100.0%	$429,374,911

BONDS & NOTES SOLD SHORT — (12.6)%
U.S. Government Agencies — (12.6)%
Federal National Mtg. Assoc.
5.50% due February TBA	(32,000,000)	(33,895,008)
5.50% due March TBA	(16,000,000)	(16,887,504)
6.00% due February TBA	(3,000,000)	(3,208,593)

Total Bonds & Notes Sold Short (proceeds $(53,482,813))		$(53,991,105)

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At January 31, 2010, the aggregate value of these securities was $52,231,053 representing 12.3% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
**	Denominated in United States Dollars unless otherwise indicated.
†	Non-income producing security
(1)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of January 31, 2010.
(2)	Collateralized Mortgage Obligation
(3)	Bond in default
(4)	Company has filed for Chapter 11 bankruptcy protection.
(5)	Illiquid security. At January 31, 2010, the aggregate value of these securities was $8,172,255 representing 1.9% of net assets.

SunAmerica Series Trust Total Return Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2010 — (continued)

(6)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.
(7)	Perpetual maturity — maturity date reflects the next call date.
(8)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.
(9)	See Note 3 for cost of investments on a tax basis.
(10)	The security or portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(11)	The security or portion thereof was pledged as collateral to cover margin requirements for open credit default swaps. interest rate swaps and options on interest rate swaps.
EUR   — Euro Dollar
GBP   — British Pound
REMIC — Real Estate Mortgage Investment Conduit.

TBA —	Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.

Written Options on Interest Rate Swap Contracts

						Unrealized
	Expiration	Strike	Number of	Premiums	Market Value at	Appreciation
Issue	Month	Price	Shares	Received	January 31, 2010	(Depreciation)

Call option to enter an interest rate swap with Morgan Stanley Capital Services Inc. for the obligation to pay a fixed rate of 2.80% versus the three month USD-LIBOR-BBA maturing on 02/19/2020	February 2010	$2.80	3,000,000	$17,100	$154	$16,946
Call option to enter an interest rate swap with Bank of America NA for the obligation to pay a fixed rate of 3.25% versus the three month USD-LIBOR-BBA maturing on 02/19/2020	February 2010	3.25	10,300,000	20,600	506	20,094
Call option to enter an interest rate swap with Barclays Bank PLC for the obligation to pay a fixed rate of 3.25% versus the three month USD-LIBOR-BBA maturing on 02/19/2020	February 2010	3.25	1,600,000	14,400	79	14,321
Call option to enter an interest rate swap with Morgan Stanley Capital Services Inc. for the obligation to pay a fixed rate of 3.25% versus the three month USD-LIBOR-BBA maturing on 02/19/2020	February 2010	3.25	1,400,000	13,440	69	13,371
Call option to enter an interest rate swap with Bank of America NA for the obligation to pay a fixed rate of 3.25% versus the three month USD-LIBOR-BBA maturing on 04/21/2020	April 2010	3.25	2,600,000	18,065	4,962	13,103
Call option to enter an interest rate swap with Barclays Bank PLC for the obligation to pay a fixed rate of 3.25% versus the three month USD-LIBOR-BBA maturing on 04/21/2020	April 2010	3.25	1,000,000	13,000	1,909	11,091
Call option to enter an interest rate swap with Goldman Sachs Bank USA for the obligation to pay a fixed rate of 3.50% versus the three month USD-LIBOR-BBA maturing on 04/21/2020	April 2010	3.50	3,400,000	21,250	18,950	2,300
Call option to enter an interest rate swap with Bank of America NA for the obligation to pay a fixed rate of 3.50% versus the three month USD-LIBOR-BBA maturing on 06/16/2020	June 2010	3.50	1,800,000	15,300	153	15,147
Call option to enter an interest rate swap with Goldman Sachs Bank USA for the obligation to pay a fixed rate of 3.50% versus the three month USD-LIBOR-BBA maturing on 06/16/2020	June 2010	3.50	4,400,000	44,880	37,681	7,199
Put option to enter an interest rate swap with Goldman Sachs Bank USA for the obligation to receive a fixed rate of 3.50% versus the three month USD-LIBOR-BBA maturing on 02/19/2017	February 2010	3.50	12,800,000	67,840	18,029	49,811
Put option to enter an interest rate swap with Bank of America NA for the obligation to receive a fixed rate of 4.00% versus the three month USD-LIBOR-BBA maturing on 02/19/2020	February 2010	4.00	10,300,000	88,580	19,909	68,671
Put option to enter an interest rate swap with Barclays Bank PLC for the obligation to receive a fixed rate of 4.00% versus the three month USD-LIBOR-BBA maturing on 02/19/2020	February 2010	4.00	1,600,000	8,640	3,093	5,547

SunAmerica Series Trust Total Return Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2010 — (continued)

						Unrealized
	Expiration	Strike	Number of	Premiums	Market Value at	Appreciation
Issue	Month	Price	Shares	Received	January 31, 2010	(Depreciation)

Put option to enter an interest rate swap with Goldman Sachs Bank USA for the obligation to receive a fixed rate of 4.00% versus the three month USD-LIBOR-BBA maturing on 02/19/2020	February 2010	$4.00	7,700,000	$69,300	$14,883	$54,417
Put option to enter an interest rate swap with Morgan Stanley Capital Services Inc. for the obligation to receive a fixed rate of 4.00% versus the three month USD-LIBOR-BBA maturing on 02/19/2020	February 2010	4.00	2,100,000	9,997	4,059	5,938
Put option to enter an interest rate swap with Royal Bank of Scotland PLC for the obligation to receive a fixed rate of 4.00% versus the three month USD-LIBOR-BBA maturing on 04/21/2017	April 2010	4.00	9,700,000	125,130	25,573	99,557
Put option to enter an interest rate swap with Bank of America NA for the obligation to receive a fixed rate of 4.25% versus the three month USD-LIBOR-BBA maturing on 04/21/2020	April 2010	4.25	2,100,000	16,532	13,870	2,662
Put option to enter an interest rate swap with Barclays Bank PLC for the obligation to receive a fixed rate of 4.25% versus the three month USD-LIBOR-BBA maturing on 04/21/2020	April 2010	4.25	1,000,000	7,950	6,605	1,345
Put option to enter an interest rate swap with Bank of America NA for the obligation to receive a fixed rate of 5.00% versus the three month USD-LIBOR-BBA maturing on 04/21/2020	April 2010	5.00	1,600,000	8,640	1,165	7,475
Put option to enter an interest rate swap with Bank of America NA for the obligation to receive a fixed rate of 4.50% versus the three month USD-LIBOR-BBA maturing on 06/16/2020	June 2010	4.50	1,800,000	15,300	153	15,147
Put option to enter an interest rate swap with Goldman Sachs Bank USA for the obligation to receive a fixed rate of 4.50% versus the three month USD-LIBOR-BBA maturing on 06/16/2020	June 2010	4.50	4,400,000	41,360	38,413	2,947
Put option to enter an interest rate swap with Morgan Stanley Capital Services Inc. for the obligation to receive a fixed rate of 6.00% versus the three month USD-LIBOR-BBA maturing on 09/02/2020	August 2010	6.00	18,200,000	148,330	35,257	113,073
Put option to enter an interest rate swap with Barclays Bank PLC for the obligation to receive a fixed rate of 10.00% versus the three month USD-LIBOR-BBA maturing on 07/12/2022	July 2012	10.00	300,000	2,040	1,062	978
Put option to enter an interest rate swap with Credit Suisse International for the obligation to receive a fixed rate of 10.00% versus the three month USD-LIBOR-BBA maturing on 07/12/2022	July 2012	10.00	100,000	690	354	336
Put option to enter an interest rate swap with Morgan Stanley Capital Services Inc. for the obligation to receive a fixed rate of 10.00% versus the three month USD-LIBOR-BBA maturing on 07/12/2022	July 2012	10.00	5,700,000	34,802	20,186	14,616
Put option to enter an interest rate swap with Royal Bank of Scotland PLC for the obligation to receive a fixed rate of 10.00% versus the three month USD-LIBOR-BBA maturing on 07/12/2022	July 2012	10.00	600,000	4,080	2,125	1,955

				$827,246	$269,199	$558,047

SunAmerica Series Trust Total Return Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2010 — (continued)

Written Call Options on Exchange Traded Futures

						Unrealized
	Expiration	Strike	Number of	Premiums	Market Value at	Appreciation
Issue	Month	Price	Contracts	Received	January 31, 2010	(Depreciation)

CBOT U.S. Treasury 10-Year Note March Futures	February 2010	$119.00	2,000	$406	$531	$(125)
CBOT U.S. Treasury 10-Year Note March Futures	February 2010	117.50	25,000	12,629	26,172	(13,543)
CBOT U.S. Treasury 10-Year Note March Futures	February 2010	120.00	13,000	4,499	812	3,687

				$17,534	$27,515	$(9,981)

Written Put Options on Exchange Traded Futures

						Unrealized
	Expiration	Strike	Number of	Premiums	Market Value at	Appreciation
Issue	Month	Price	Contracts	Received	January 31, 2010	(Depreciation)

CBOT U.S. Treasury 10-Year Note March Futures	February 2010	$114.00	25,000	$12,250	$391	$11,859
CBOT U.S. Treasury 10-Year Note March Futures	February 2010	115.00	17,000	7,992	531	7,461
CBOT U.S. Treasury 10-Year Note March Futures	February 2010	116.00	2,000	365	188	177

				$20,607	$1,110	$19,497

USD   — United States Dollar
LIBOR — London Interbank Offered Rate
BBA   — British Banking Association

Open Futures Contracts

Number				Market	Market	Unrealized
of			Expiration	Value at	Value as of	Appreciation
Contracts	Type	Description	Month	Trade Date	January 31, 2010	(Depreciation)

157	Long	90 Day Euro-Bobl Futures	March 2010	$25,356,554	$25,525,199	$168,645
21	Long	90 Day Euro-Bund Futures	March 2010	3,576,237	3,592,391	16,154
110	Long	U.S. Treasury 10 Year Notes	March 2010	12,943,906	12,997,187	53,281
25	Long	3 Month Euro EURIBOR Futures	June 2010	8,529,818	8,583,296	53,478
106	Long	90 Day Euro Dollar Futures	June 2010	26,223,088	26,392,675	169,587
32	Long	3 Month Euro EURIBOR Futures	September 2010	10,837,983	10,955,008	117,025
347	Long	90 Day Euro Dollar Futures	September 2010	85,092,050	86,190,463	1,098,413

						$1,676,583

Open Forward Foreign Currency Contracts

Contract		In		Delivery	Gross Unrealized
to Deliver		Exchange For		Date	Appreciation

*BRL	7,600,643	USD	4,252,756	2/2/2010	$220,585
*BRL	115,603	USD	66,013	4/5/2010	5,387
*CNY	38,098,415	USD	5,633,458	6/7/2010	53,310
EUR	2,291,000	USD	3,235,694	4/26/2010	59,909
GBP	1,607,000	USD	2,574,825	3/25/2010	6,992
*USD	3,971,771	BRL	7,600,643	2/2/2010	60,400
*USD	12,358	MYR	42,662	2/12/2010	144
USD	3,947,000	EUR	5,733,235	3/17/2010	261,303

					668,030

SunAmerica Series Trust Total Return Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2010 — (continued)

Contract		In		Delivery	Gross Unrealized
to Deliver		Exchange For		Date	Depreciation

*MYR	42,662	USD	12,500	2/12/2010	$(2)
USD	1,096,538	EUR	763,000	2/8/2010	(38,655)
*USD	2,144,000	BRL	3,888,353	4/5/2010	(104,797)
*USD	5,649,625	CNY	38,098,415	6/7/2010	(69,477)
USD	2,345,000	TWD	73,234,360	6/10/2010	(20,764)
USD	1,938	MYR	6,640	6/14/2010	(3)
USD	12,460	MYR	42,662	10/12/2010	(92)
USD	1,558,000	CNY	10,332,656	11/17/2010	(36,042)
USD	5,735,118	CNY	38,098,415	11/23/2010	(120,816)
USD	875,000	CNY	5,818,313	6/15/2011	(4,835)
USD	1,195,000	CNY	7,648,000	11/4/2011	(39,597)

					(435,080)

Net Unrealized Appreciation (Depreciation)					$232,950

*	Represents partially offsetting forward foreign currency contracts, that to the extent they are offset, do not have additional market risk, but have continued counterparty settlement risk.

BRL  — Brazilian Real
CNY  — Yuan Renminbi
EUR  — Euro Dollar
GBP  — British Pound
MYR  — Malaysian Ringgit
TWD — Taiwan Dollar
USD  — United States Dollar

Interest Rate Swap Contracts@

				Rates Exchanged			Gross
		Notional		Payments		Upfront Payments	Unrealized
		Amount	Termination	Received by the	Payments Made	Made (Received)	Appreciation/
Swap Counterparty		(000’s)	Date	Portfolio	by the Portfolio	by the Portfolio	(Depreciation)

Bank of America NA	USD	2,000	12/16/10	3.000%	3 month LIBOR	$15,574	$29,680
Barclays Bank PLC	BRL	2,100	01/02/12	11.670%	1-Year BRL-CDI	15,033	7,248
Goldman Sachs Bank USA	BRL	3,700	01/02/12	11.650%	1-Year BRL-CDI	22,653	(10,680)
Goldman Sachs Bank USA	BRL	2,800	01/02/12	11.670%	1-Year BRL-CDI	19,793	9,915
HSBC Bank USA NA	BRL	4,800	01/02/12	11.650%	1-Year BRL-CDI	30,194	(14,661)
HSBC Bank USA NA	BRL	6,200	01/02/12	11.670%	1-Year BRL-CDI	44,109	21,673
Morgan Stanley Capital Services	BRL	2,700	01/02/12	11.670%	1-Year BRL-CDI	19,048	9,600

Total						$166,404	$52,775

Credit Default Swaps on Corporate and Sovereign Issues — Buy Protection (1)

				Implied Credit			Upfront
				Spread at			Premiums	Unrealized
	Fixed Deal	Termination		January 31,	Notional	Market	Paid/	Appreciation/
Reference Obligation	(Pay) Rate	Date	Counterparty	2010(3)	Amount(2)	Value	(Received)	(Depreciation)

AmerisourceBergen Corp. 5.875% due 09/15/2015	(0.780)%	9/20/2015	Bank of America NA	0.4812%	$1,000,000	$(15,786)	$—	$(15,786)
British Telecom PLC 5.950% due 01/15/2018	(1.460)%	3/20/2018	Morgan Stanley Capital Services, Inc.	1.3181%	1,600,000	(4,610)	—	(4,610)
Pearson Dollar Finance Two PLC 5.500% due 05/06/2013	(0.610)%	6/20/2013	Barclays Bank PLC	0.4005%	1,100,000	(7,667)	—	(7,667)
Reynolds American, Inc. 7.250% due 06/01/2013	(1.200)%	6/20/2013	Barclays Bank PLC	1.1958%	500,000	(68)	—	(68)
R.R. Donnelley & Sons 11.250% due 02/01/2019	(3.500)%	3/20/2019	Bank of America NA	2.2232%	1,100,000	(99,734)	—	(99,734)
Ryder System, Inc. 7.200% due 09/01/2015	(1.730)%	9/20/2015	Bank of America NA	1.1590%	1,200,000	(35,284)	—	(35,284)

SunAmerica Series Trust Total Return Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2010 — (continued)

				Implied Credit			Upfront
				Spread at			Premiums	Unrealized
	Fixed Deal	Termination		January 31,	Notional	Market	Paid/	Appreciation/
Reference Obligation	(Pay) Rate	Date	Counterparty	2010(3)	Amount(2)	Value	(Received)	(Depreciation)

Tate & Lyle International Finance PLC 6.500% due 06/28/2012	(1.150)%	6/20/2016	Barclays Bank PLC	1.1929%	2,300,000	5,629	—	5,629
UBS AG 2.550% due 04/18/2012	(2.200)%	3/20/2014	Barclays Bank PLC	0.8500%	1,000,000	(73,834)	—	(73,834)

						$(231,354)	$—	$(231,354)

Credit Default Swaps on Corporate and Sovereign Issues — Sell Protection (5)

				Implied Credit			Upfront
				Spread at			Premiums	Unrealized
	Fixed Deal	Termination		January 31,	Notional	Market	Paid/	Appreciation/
Reference Obligation	Receive Rate	Date	Counterparty	2010(3)	Amount(2)	Value	(Received)	(Depreciation)

Goldman Sachs Group, Inc. 6.600% due 01/15/2012	1.000%	3/20/2011	Bank of America NA	1.0650%	$1,800,000	$(1,332)	$(7,064)	$5,732
Russian Foreign Bond 7.500% due 03/31/2030	1.000%	12/20/2010	Goldman Sachs International	0.8196%	5,000,000	8,092	2,908	5,184

						$6,760	$(4,156)	$10,916

Credit Default Swaps on Credit Indicies — Buy Protection (1)

				Implied Credit			Upfront
				Spread at			Premiums	Unrealized
	Fixed Deal	Termination		January 31,	Notional	Market	Paid/	Appreciation/
Reference Obligation	(Pay) Rate	Date	Counterparty	2010(3)	Amount(2)	Value(4)	(Received)	(Depreciation)

CDX North American Investment Grade Index	(1.500)%	6/20/2018	Morgan Stanley Capital Services, Inc.	1.3601%	$1,742,400	$(16,876)	$(19,750)	$2,874

@	Illiquid security
(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(4)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

BRL-CDI  — Brazil Interbank Deposit Rate
EURIBOR — Euro Interbank Offered Rate
LIBOR   — London Interbank Offered Rate

SunAmerica Series Trust Total Return Bond Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2010 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2010 (see Note 2):

	Level 1 - Unadjusted	Level 2 - Other	Level 3 - Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total

Long-Term Investment Securities:
Asset Backed Securities	$—	$10,537,641	$—	$10,537,641
U.S. Corporate Bonds & Notes	—	57,443,404	0	57,443,404
Foreign Corporate Bonds & Notes	—	57,299,523	5,006,397	62,305,920
Foreign Government Agencies	—	6,613,486	—	6,613,486
Municipal Bonds & Notes	—	16,237,271	—	16,237,271
U.S. Government Agencies	—	120,038,613	2,483,250	122,521,863
U.S. Government Treasuries	46,377,061	—	—	46,377,061
Common Stock	1,150	—	0	1,150
Membership Interest Certificates	—	—	6	6
Warrants	—	—	86,250	86,250
Short Term Investment Securities:
Commercial Paper	—	3,896,525	—	3,896,525
U.S. Government Agencies	—	31,757,014	—	31,757,014
Repurchase Agreements	—	58,200,000	—	58,200,000
Bonds & Notes Sold Short:
U.S. Government Agencies	—	(53,991,105)	—	(53,991,105)
Other Financial Instruments:@
Written Options on Interest Rate Swap Contracts — Appreciation	—	558,047	—	558,047
Written Call Options on Exchange Traded Futures — Appreciation	3,687	—	—	3,687
Written Call Options on Exchange Traded Futures — Depreciation	(13,668)			(13,668)
Written Put Options on Exchange Traded Futures — Appreciation	19,497	—	—	19,497
Open Futures Contracts Appreciation	1,676,583	—	—	1,676,583
Open Forward Foreign Currency Contracts Appreciation	—	668,030	—	668,030
Open Forward Foreign Currency Contracts Depreciation	—	(435,080)	—	(435,080)
Interest Rate Swaps Contracts Appreciation	—	78,116	—	78,116
Interest Rate Swaps Contracts Depreciation	—	(25,341)	—	(25,341)
Credit Default Swaps on Corporate & Sovereign Issues — Buy Protection Appreciation	—	5,629	—	5,629
Credit Default Swaps on Corporate & Sovereign Issues — Buy Protection Depreciation	—	(236,983)	—	(236,983)
Credit Default Swaps on Corporate & Sovereign Issues — Sell Protection Appreciation	—	10,916	—	10,916
Credit Default Swaps on Credit Indices — Buy Protection Appreciation	—	2,874	—	2,874

Total	$48,064,310	$311,780,494	$7,575,903	$364,298,793

@	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

	U.S. Corporate	Foreign Corporate	U.S. Government	Common	Membership
	Bonds & Notes	Bonds & Notes	Agencies	Stock	Certificates	Warrants

Balance as of 1/31/2009	$0	$415,963	$2,106,898	$0	$6	$67,500
Accrued discounts/premiums	—	4,978	138,610	—	—	—
Realized gain (loss)	—	(449,366)	—	—	—	—
Change in unrealized appreciation (depreciation)	—	934,835	237,742	—	—	18,750
Net purchases (sales)	—	4,099,987	—	—	—	—
Transfers in and/or out of Level 3	—	—	—	—	—	—

Balance as of 1/31/2010	$0	$5,006,397	$2,483,250	$0	$6	$86,250

See Notes to Financial Statements

SunAmerica Series Trust Balanced Portfolio
PORTFOLIO PROFILE — January 31, 2010 — (unaudited)

Industry Allocation*

Federal National Mtg. Assoc.	9.0%
Repurchase Agreements	8.3
Federal Home Loan Mtg. Corp.	6.0
Diversified Financial Services	5.4
Diversified Banking Institutions	4.9
Computers	4.4
Medical-Drugs	3.6
Telephone-Integrated	2.8
Oil Companies-Integrated	2.8
Oil Companies-Exploration & Production	2.7
United States Treasury Notes	2.6
Banks-Super Regional	2.6
Multimedia	2.4
Applications Software	2.0
Diversified Manufacturing Operations	1.9
Electric-Integrated	1.8
Government National Mtg. Assoc.	1.7
Tobacco	1.6
Networking Products	1.6
Medical-Biomedical/Gene	1.4
Banks-Commercial	1.3
Insurance-Life/Health	1.3
Transport-Rail	1.3
Medical-HMO	1.2
Electronic Components-Semiconductors	1.1
Web Portals/ISP	1.0
United States Treasury Bonds	1.0
Beverages-Non-alcoholic	0.9
Chemicals-Diversified	0.8
Oil-Field Services	0.8
Enterprise Software/Service	0.8
Aerospace/Defense-Equipment	0.8
Cosmetics & Toiletries	0.7
Retail-Discount	0.7
Real Estate Investment Trusts	0.7
Retail-Drug Store	0.7
Metal-Copper	0.7
Medical-Wholesale Drug Distribution	0.6
Cable/Satellite TV	0.6
Cruise Lines	0.5
Food-Misc.	0.5
Insurance-Multi-line	0.5
Medical Instruments	0.5
Consumer Products-Misc.	0.5
Medical Products	0.4
Computers-Memory Devices	0.4
Machinery-Farming	0.4
Oil Field Machinery & Equipment	0.4
U.S. Government Agencies	0.4
Auto-Heavy Duty Trucks	0.4
Gas-Distribution	0.4
Steel-Producers	0.4
Pipelines	0.4
Telecom Equipment-Fiber Optics	0.4
Retail-Restaurants	0.4
Insurance-Reinsurance	0.3
Finance-Investment Banker/Broker	0.3
Investment Management/Advisor Services	0.3
Finance-Credit Card	0.3
Auto/Truck Parts & Equipment-Original	0.3
Food-Wholesale/Distribution	0.3
Oil & Gas Drilling	0.3
Retail-Office Supplies	0.3
Wireless Equipment	0.3
Apparel Manufacturers	0.3
Sovereign	0.3
Medical-Hospitals	0.3
Aerospace/Defense	0.3
Machinery-Construction & Mining	0.3
Special Purpose Entities	0.3
Commercial Services-Finance	0.3
Chemicals-Specialty	0.2
Airlines	0.2
Semiconductor Equipment	0.2
Retail-Apparel/Shoe	0.2
Industrial Gases	0.2
Banks-Fiduciary	0.2
Commercial Services	0.2
Retail-Regional Department Stores	0.2
Finance-Consumer Loans	0.2
Tennessee Valley Authority	0.2
SupraNational	0.2
Publishing-Newspapers	0.2
Diversified Minerals	0.2
Finance-Other Services	0.2
Hotels/Motels	0.2
Vitamins & Nutrition Products	0.2
Food-Retail	0.2
Semiconductor Components-Integrated Circuits	0.2
Office Automation & Equipment	0.2
Brewery	0.2
Cable TV	0.2
E-Commerce/Products	0.1
Engineering/R&D Services	0.1
Distribution/Wholesale	0.1
Building-Residential/Commercial	0.1
Computer Services	0.1
Engines-Internal Combustion	0.1
Electronic Components-Misc.	0.1
Advertising Services	0.1
Therapeutics	0.1
Casino Services	0.1
Instruments-Scientific	0.1
Hospital Beds/Equipment	0.1
Retail-Building Products	0.1
Containers-Paper/Plastic	0.1
Computers-Periphery Equipment	0.1
Medical-Generic Drugs	0.1
Television	0.1
Insurance-Property/Casualty	0.1
Retail-Jewelry	0.1
Telecom Services	0.1
Electronic Parts Distribution	0.1
Transport-Services	0.1
Printing-Commercial	0.1
Food-Canned	0.1
Water	0.1
Pharmacy Services	0.1
Appliances	0.1
Banks-Money Center	0.1
Independent Power Producers	0.1
Investment Companies	0.1
Medical Information Systems	0.1
Diversified Operations	0.1

SunAmerica Series Trust Balanced Portfolio
PORTFOLIO PROFILE — January 31, 2010 — (unaudited) — (continued)

Funeral Services & Related Items	0.1%
Paper & Related Products	0.1
Cellular Telecom	0.1
Private Corrections	0.1
Electric Products-Misc.	0.1
Satellite Telecom	0.1
Coal	0.1
Home Furnishings	0.1
Medical Labs & Testing Services	0.1

106.5%

*	Calculated as a percentage of net assets

SunAmerica Series Trust Balanced Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2010

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK — 59.4%
Aerospace/Defense — 0.2%
General Dynamics Corp.	4,100	$274,085

Aerospace/Defense-Equipment — 0.8%
United Technologies Corp.	14,229	960,173

Airlines — 0.2%
Copa Holdings SA, Class A	3,250	168,935
Delta Air Lines, Inc.†	10,000	122,300

		291,235

Apparel Manufacturers — 0.3%
Coach, Inc.	1,397	48,727
Jones Apparel Group, Inc.	7,500	108,300
VF Corp.	2,351	169,343

		326,370

Appliances — 0.1%
Whirlpool Corp.	1,600	120,288

Applications Software — 2.0%
Microsoft Corp.	89,093	2,510,641

Auto-Heavy Duty Trucks — 0.4%
Oshkosh Corp.†	4,400	158,708
PACCAR, Inc.	9,179	330,719

		489,427

Auto/Truck Parts & Equipment-Original — 0.3%
Johnson Controls, Inc.	14,627	407,069

Banks-Commercial — 0.2%
BB&T Corp.	7,613	212,174
SVB Financial Group†	1,108	48,076

		260,250

Banks-Fiduciary — 0.2%
State Street Corp.	3,124	133,957
The Bank of New York Mellon Corp.	5,175	150,541

		284,498

Banks-Super Regional — 2.3%
Capital One Financial Corp.	12,560	462,962
PNC Financial Services Group, Inc.	7,200	399,096
SunTrust Banks, Inc.	2,635	64,110
US Bancorp	15,028	376,902
Wells Fargo & Co.	57,752	1,641,889

		2,944,959

Beverages-Non-alcoholic — 0.9%
Coca-Cola Enterprises, Inc.	10,200	205,938
Dr Pepper Snapple Group, Inc.	5,200	143,832
PepsiCo, Inc.	3,643	217,196
The Coca-Cola Co.	11,349	615,683

		1,182,649

Building-Residential/Commercial — 0.2%
KB Home	2,219	33,906
Lennar Corp., Class A	7,067	108,549
Toll Brothers, Inc.†	2,080	38,418

		180,873

Cable/Satellite TV — 0.1%
Comcast Corp., Class A	10,350	163,840

Casino Services — 0.1%
International Game Technology	8,946	164,070

Chemicals-Diversified — 0.9%
E.I. du Pont de Nemours & Co.	2,471	80,579
PPG Industries, Inc.	3,644	213,830
The Dow Chemical Co.	28,668	776,616

		1,071,025

Chemicals-Specialty — 0.2%
Ashland, Inc.	2,600	105,066
Cytec Industries, Inc.	2,700	100,737
Ecolab, Inc.	997	43,768
Lubrizol Corp.	400	29,476

		279,047

Commercial Services — 0.2%
Alliance Data Systems Corp.†	2,250	133,785
Convergys Corp.†	11,700	125,190

		258,975

Commercial Services-Finance — 0.3%
Mastercard, Inc., Class A	439	109,706
The Western Union Co.	11,300	209,502

		319,208

Computer Services — 0.1%
Cognizant Technology Solutions Corp., Class A†	1,108	48,375
Computer Sciences Corp.†	2,500	128,250

		176,625

Computers — 4.2%
Apple, Inc.†	6,344	1,218,809
Dell, Inc.†	36,700	473,430
Hewlett-Packard Co.	52,299	2,461,714
International Business Machines Corp.	9,652	1,181,308

		5,335,261

Computers-Memory Devices — 0.4%
EMC Corp.†	11,200	186,704
SanDisk Corp.†	2,266	57,602
Seagate Technology†	8,300	138,859
Western Digital Corp.†	3,700	140,563

		523,728

Computers-Periphery Equipment — 0.1%
Lexmark International, Inc., Class A†	5,900	152,161

Consumer Products-Misc. — 0.4%
Clorox Co.	719	42,543
Kimberly-Clark Corp.	8,000	475,120

		517,663

Containers-Paper/Plastic — 0.1%
Temple-Inland, Inc.	8,900	154,593

Cosmetics & Toiletries — 0.8%
The Procter & Gamble Co.	15,345	944,485

Cruise Lines — 0.5%
Carnival Corp.†	11,812	393,694
Royal Caribbean Cruises, Ltd.†	9,919	258,787

		652,481

SunAmerica Series Trust Balanced Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2010 — (continued)

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)

Distribution/Wholesale — 0.2%
Ingram Micro, Inc., Class A†	3,100	$52,390
WESCO International, Inc.†	4,650	128,898

		181,288

Diversified Banking Institutions — 3.2%
Bank of America Corp.	114,171	1,733,116
Citigroup, Inc.†	98,046	325,513
Morgan Stanley	22,298	597,140
The Goldman Sachs Group, Inc.	9,306	1,383,988

		4,039,757

Diversified Manufacturing Operations — 1.8%
Cooper Industries PLC, Class A	7,705	330,545
Eaton Corp.	3,616	221,444
General Electric Co.	37,352	600,620
Honeywell International, Inc.	6,482	250,464
Ingersoll-Rand PLC	11,500	373,290
Parker Hannifin Corp.	6,850	382,984
Textron, Inc.	4,051	79,116

		2,238,463

E-Commerce/Products — 0.2%
Amazon.com, Inc.†	1,460	183,099

Electric Products-Misc. — 0.1%
Emerson Electric Co.	1,999	83,038

Electric-Integrated — 1.4%
American Electric Power Co., Inc.	6,950	240,817
DTE Energy Co.	2,600	109,304
Edison International	4,060	135,279
Entergy Corp.	1,515	115,610
Exelon Corp.	2,916	133,028
FPL Group, Inc.	3,745	182,606
NV Energy, Inc.	11,401	131,340
PG&E Corp.	10,996	464,471
Public Service Enterprise Group, Inc.	6,470	197,917
Xcel Energy, Inc.	5,151	107,038

		1,817,410

Electronic Components-Misc. — 0.1%
Jabil Circuit, Inc.	9,300	134,664

Electronic Components-Semiconductors — 1.1%
Broadcom Corp., Class A†	10,294	275,056
Intel Corp.	18,200	353,080
Intersil Corp., Class A	12,641	170,274
LSI Corp.†	18,200	90,818
National Semiconductor Corp.	18,811	249,434
ON Semiconductor Corp.†	8,450	60,925
Xilinx, Inc.	8,728	205,806

		1,405,393

Electronic Parts Distribution — 0.1%
Arrow Electronics, Inc.†	5,200	136,604

Engineering/R&D Services — 0.2%
Fluor Corp.	685	31,058
Foster Wheeler AG†	5,400	151,092

		182,150

Engines-Internal Combustion — 0.1%
Cummins, Inc.	3,800	171,608

Enterprise Software/Service — 0.8%
Oracle Corp.	41,208	950,256

Finance-Investment Banker/Broker — 0.1%
TD Ameritrade Holding Corp.†	6,075	107,892
The Charles Schwab Corp.	3,633	66,448

		174,340

Finance-Other Services — 0.1%
CME Group, Inc.	272	78,015
The NASDAQ OMX Group, Inc.†	2,190	39,398

		117,413

Food-Canned — 0.1%
Del Monte Foods Co.	11,600	132,008

Food-Misc. — 0.2%
General Mills, Inc.	3,084	219,920
Kraft Foods, Inc., Class A	2,987	82,620

		302,540

Food-Retail — 0.1%
The Kroger Co.	7,512	160,982

Food-Wholesale/Distribution — 0.3%
Sysco Corp.	14,542	407,031

Gas-Distribution — 0.4%
Sempra Energy	9,500	482,125

Hospital Beds/Equipment — 0.1%
Kinetic Concepts, Inc.†	3,900	161,031

Hotels/Motels — 0.2%
Starwood Hotels & Resorts Worldwide, Inc.	1,165	38,818
Wyndham Worldwide Corp.	8,300	174,217

		213,035

Independent Power Producers — 0.0%
Mirant Corp.†	248	3,489

Industrial Gases — 0.2%
Praxair, Inc.	3,795	285,839

Instruments-Scientific — 0.1%
Thermo Fisher Scientific, Inc.†	3,500	161,525

Insurance Brokers — 0.0%
AON Corp.	1,130	43,957

Insurance-Life/Health — 0.9%
Aflac, Inc.	3,905	189,119
Lincoln National Corp.	6,300	154,854
Principal Financial Group, Inc.	7,382	170,155
Prudential Financial, Inc.	12,740	636,873

		1,151,001

Insurance-Multi-line — 0.3%
ACE, Ltd.†	6,953	342,574
XL Capital, Ltd., Class A	4,900	82,173

		424,747

Insurance-Reinsurance — 0.3%
Endurance Specialty Holdings, Ltd.	3,700	133,274
RenaissanceRe Holdings, Ltd.	4,939	267,595

		400,869

SunAmerica Series Trust Balanced Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2010 — (continued)

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)

Investment Management/Advisor Services — 0.3%
Ameriprise Financial, Inc.	10,900	$416,816

Machinery-Construction & Mining — 0.2%
Joy Global, Inc.	2,900	132,646
Terex Corp.†	6,500	127,075

		259,721

Machinery-Farming — 0.4%
Deere & Co.	10,474	523,176

Medical Information Systems — 0.1%
IMS Health, Inc.	5,000	108,200

Medical Instruments — 0.5%
Medtronic, Inc.	13,637	584,891

Medical Products — 0.3%
Baxter International, Inc.	3,117	179,508
Covidien PLC	1,457	73,666
Johnson & Johnson	2,581	162,242

		415,416

Medical-Biomedical/Gene — 1.4%
Alexion Pharmaceuticals, Inc.†	662	30,697
Amgen, Inc.†	9,788	572,402
Biogen Idec, Inc.†	6,964	374,245
Celgene Corp.†	6,764	384,060
Gilead Sciences, Inc.†	4,451	214,850
Life Technologies Corp.†	2,900	144,159

		1,720,413

Medical-Drugs — 3.5%
Abbott Laboratories	16,172	856,146
Bristol-Myers Squibb Co.	6,130	149,327
Merck & Co., Inc.	48,370	1,846,766
Pfizer, Inc.	82,986	1,548,519

		4,400,758

Medical-Generic Drugs — 0.1%
Watson Pharmaceuticals, Inc.†	3,750	143,888

Medical-HMO — 0.9%
Aetna, Inc.	11,964	358,561
UnitedHealth Group, Inc.	17,800	587,400
WellPoint, Inc.†	3,659	233,152

		1,179,113

Medical-Hospitals — 0.1%
Community Health Systems, Inc.†	4,200	137,004

Medical-Wholesale Drug Distribution — 0.6%
Cardinal Health, Inc.	8,333	275,572
McKesson Corp.	8,389	493,441

		769,013

Metal-Copper — 0.6%
Freeport-McMoRan Copper & Gold, Inc.	11,779	785,542

Multimedia — 2.1%
The Walt Disney Co.	37,994	1,122,722
Time Warner, Inc.	50,075	1,374,559
Viacom, Inc., Class B†	3,500	101,990

		2,599,271

Networking Products — 1.5%
Cisco Systems, Inc.†	71,183	1,599,482
Juniper Networks, Inc.†	13,088	324,975

		1,924,457

Office Automation & Equipment — 0.1%
Xerox Corp.	8,213	71,617

Oil & Gas Drilling — 0.3%
Noble Corp.†	4,200	169,344
Transocean, Ltd.†	2,795	236,848

		406,192

Oil Companies-Exploration & Production — 2.5%
Anadarko Petroleum Corp.	694	44,263
Apache Corp.	6,257	618,004
Devon Energy Corp.	3,482	232,981
EOG Resources, Inc.	1,611	145,667
Newfield Exploration Co.†	2,400	117,456
Noble Energy, Inc.	1,302	96,270
Occidental Petroleum Corp.	18,336	1,436,442
Pioneer Natural Resources Co.	4,100	180,318
Southwestern Energy Co.†	4,321	185,284
Ultra Petroleum Corp.†	891	40,933

		3,097,618

Oil Companies-Integrated — 2.7%
Chevron Corp.	8,400	605,808
ConocoPhillips	19,243	923,664
Exxon Mobil Corp.	26,208	1,688,581
Hess Corp.	3,900	225,381

		3,443,434

Oil Field Machinery & Equipment — 0.4%
Cameron International Corp.†	2,300	86,618
National Oilwell Varco, Inc.	10,600	433,540

		520,158

Oil-Field Services — 0.9%
Baker Hughes, Inc.	3,077	139,327
Halliburton Co.	8,204	239,639
Oil States International, Inc.†	4,000	147,360
Schlumberger, Ltd.	8,568	543,725

		1,070,051

Paper & Related Products — 0.0%
Domtar Corp.†	700	33,999

Pharmacy Services — 0.1%
Medco Health Solutions, Inc.†	2,050	126,034

Printing-Commercial — 0.1%
R.R. Donnelley & Sons Co.	6,700	132,794

Publishing-Newspapers — 0.2%
Gannett Co., Inc.	13,700	221,255

Real Estate Investment Trusts — 0.6%
Boston Properties, Inc.	1,321	85,693
Digital Realty Trust, Inc.	1,600	76,800
Health Care REIT, Inc.	1,851	79,593
Kimco Realty Corp.	2,834	35,765
Public Storage	1,332	105,468
Realty Income Corp.	3,800	106,134
Senior Housing Properties Trust	3,650	76,103

SunAmerica Series Trust Balanced Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2010 — (continued)

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)
Real Estate Investment Trusts (continued)

Simon Property Group, Inc.	1,409	$101,448
UDR, Inc.	7,000	108,920

		775,924

Retail-Apparel/Shoe — 0.2%
Chico’s FAS, Inc.†	11,400	145,578
Nordstrom, Inc.	4,100	141,614

		287,192

Retail-Building Products — 0.1%
Lowe’s Cos., Inc.	7,261	157,201

Retail-Discount — 0.7%
Wal-Mart Stores, Inc.	15,751	841,576

Retail-Drug Store — 0.6%
CVS Caremark Corp.	8,239	266,696
Walgreen Co.	13,191	475,536

		742,232

Retail-Jewelry — 0.1%
Signet Jewelers, Ltd.†	5,100	139,536

Retail-Office Supplies — 0.3%
Staples, Inc.	17,279	405,365

Retail-Regional Department Stores — 0.2%
Kohl’s Corp.†	2,267	114,189
Macy’s, Inc.	10,100	160,893

		275,082

Retail-Restaurants — 0.3%
Darden Restaurants, Inc.	1,962	72,516
Yum! Brands, Inc.	10,368	354,689

		427,205

Schools — 0.0%
ITT Educational Services, Inc.†	276	26,736

Semiconductor Components-Integrated Circuits — 0.2%
Analog Devices, Inc.	5,383	145,126
Marvell Technology Group, Ltd.†	2,900	50,547

		195,673

Semiconductor Equipment — 0.2%
Applied Materials, Inc.	18,939	230,677
Novellus Systems, Inc.†	2,800	58,520

		289,197

Steel-Producers — 0.3%
United States Steel Corp.	7,104	315,631

Telecom Equipment-Fiber Optics — 0.4%
Corning, Inc.	25,742	465,415

Telephone-Integrated — 1.7%
AT&T, Inc.	23,558	597,431
CenturyTel, Inc.	7,334	249,429
Sprint Nextel Corp.†	49,997	163,990
Verizon Communications, Inc.	39,439	1,160,296

		2,171,146

Therapeutics — 0.1%
Warner Chilcott PLC†	6,100	166,713

Tobacco — 1.4%
Altria Group, Inc.	13,183	261,815
Philip Morris International, Inc.	29,269	1,332,032
Reynolds American, Inc.	2,590	137,788

		1,731,635

Transport-Rail — 1.2%
CSX Corp.	3,850	165,011
Norfolk Southern Corp.	21,918	1,031,461
Union Pacific Corp.	5,516	333,718

		1,530,190

Transport-Services — 0.1%
FedEx Corp.	1,700	133,195

Vitamins & Nutrition Products — 0.2%
Herbalife, Ltd.	3,600	139,860
NBTY, Inc.†	1,600	71,248

		211,108

Water — 0.1%
American Water Works Co., Inc.	5,952	129,754

Web Portals/ISP — 1.0%
Google, Inc., Class A†	2,458	1,301,314

Wireless Equipment — 0.3%
American Tower Corp., Class A†	2,018	85,664
QUALCOMM, Inc.	8,112	317,909

		403,573

Total Common Stock (cost $66,501,728)		75,304,765

PREFERRED STOCK — 0.1%
Diversified Banking Institutions — 0.1%
Bank of America Corp. 10.00% (cost $124,845)	8,323	125,677

ASSET BACKED SECURITIES — 5.4%
Diversified Financial Services — 5.4%
Banc of America Commercial Mtg., Inc., Series 2005-2, Class A5 4.86% due 07/10/43(1)	$1,000,000	1,017,330
Banc of America Mtg. Securities, Inc. Series 2004-5, Class 3A2 4.75% due 06/25/19(1)	95,552	97,075
Citigroup Mtg. Loan Trust Series 2007-12 Class 2A1 6.50% due 10/25/36*(1)	375,416	272,500
Citimortgage Alternative Loan Trust Series 2007-A1, Class 1A7 6.00% due 01/25/37(1)	358,637	246,966
Countrywide Alternative Loan Trust Series 2006-OA9, Class 1A1 0.43% due 07/25/36(1)(2)	631,567	292,335
Countrywide Alternative Loan Trust Series 2006-J5, Class 1A1 6.50% due 09/25/36(1)	711,559	434,467
Countrywide Home Loan Mortgage Pass Through Trust Series 2006-10, Class 1A10 5.85% due 05/25/36(1)	47,167	45,564

SunAmerica Series Trust Balanced Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2010 — (continued)

		Market
	Principal	Value
Security Description	Amount	(Note 2)

ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)

Credit Suisse Mtg. Capital Certificates Series 2004-AR8, Class 2A1 3.52% due 09/25/34(1)	$122,652	$109,495
GS Mtg. Securities Corp. II, Series 2006-GG6, Class A4 5.55% due 04/10/38(1)	1,000,000	961,244
GSAMP Trust Series 2006-FM1, Class A2C 0.39% due 04/25/36(2)	656,877	366,574
Household Automotive Trust Series 2006-3, Class A3 5.28% due 09/19/11	70,327	70,680
LB-UBS Commercial Mtg. Trust, Series 2006-C4, Class A4 5.88% due 06/15/38(1)(3)	220,000	219,250
Lehman Mtg. Trust Series 2007-4, Class 4A1 6.00% due 05/25/37(1)	93,603	72,542
Merrill Lynch Mtg. Trust, Series 2005-CK11, Class A6 5.23% due 11/12/37(1)(3)	1,000,000	1,032,223
Option One Mtg. Loan Trust Series 2007-6, Class 2A1 0.29% due 06/25/37(2)	204,828	193,349
Washington Mutual Mtg. Pass-Through Certificates Series 2006-5, Class 2CB1 6.00% due 07/25/36(1)	227,873	152,568
Wells Fargo Home Equity Trust Series 2006-1, Class A3 0.38% due 05/25/36(2)	277,012	270,105
Wells Fargo Home Equity Trust Series 2004-2, Class AI6 5.00% due 05/25/34	105,000	100,576
Wells Fargo Mtg. Backed Securities Trust Series 2005-2, Class 2A1 4.75% due 04/25/20(1)	144,962	145,823
Wells Fargo Mtg. Backed Securities Trust Series 2007-7, Class A1 6.00% due 06/25/37(1)	443,441	370,065
Wells Fargo Mtg. Backed Securities Trust Series 2007-11, Class A96 6.00% due 08/25/37(1)	327,692	291,492

Total Asset Backed Securities (cost $7,971,473)		6,762,223

CONVERTIBLE BONDS & NOTES — 0.0%
Telecom Services — 0.0%
ICO North America, Inc. Notes 7.50% due 08/15/09† (4)(6)(7)(8)(9)(12) (cost $38,000)	38,000	21,660

U.S. CORPORATE BONDS & NOTES — 9.1%
Advertising Services — 0.0%
Visant Holding Corp. Senior Notes 8.75% due 12/01/13	20,000	20,500
Visant Holding Corp. Senior Notes 10.25% due 12/01/13(10)	15,000	15,450

		35,950

Aerospace/Defense — 0.1%
BAE Systems Holdings, Inc. Company Guar. Notes 6.38% due 06/01/19*	60,000	66,038

Apparel Manufacturers — 0.1%
Hanesbrands, Inc. Company Guar. Notes 3.83% due 12/15/14(2)	40,000	38,000
Hanesbrands, Inc. Senior Notes 8.00% due 12/15/16	35,000	35,875

		73,875

Banks-Commercial — 0.3%
Credit Suisse New York Senior Notes 5.50% due 05/01/14	170,000	185,833
UBS AG Stamford Branch Notes 5.88% due 12/20/17	200,000	210,960

		396,793

Banks-Super Regional — 0.3%
Capital One Financial Corp. Senior Notes 6.75% due 09/15/17	15,000	16,555
Capital One Financial Corp. Senior Notes 7.38% due 05/23/14	105,000	120,189
Wells Fargo & Co. Senior Notes 3.75% due 10/01/14	190,000	191,657

		328,401

Beverages-Wine/Spirits — 0.0%
Constellation Brands, Inc. Company Guar. Notes 7.25% due 09/01/16	35,000	35,175

Brewery — 0.1%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 6.88% due 11/15/19*	80,000	90,757
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 7.20% due 01/15/14*	85,000	97,204

		187,961

Cable TV — 0.1%
Comcast Corp. Company Guar. Notes 6.30% due 11/15/17	170,000	187,906

Cable/Satellite TV — 0.4%
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 8.75% due 11/15/13	70,000	70,963

SunAmerica Series Trust Balanced Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2010 — (continued)

		Market
	Principal	Value
Security Description	Amount	(Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Cable/Satellite TV (continued)

Cequel Communications Holdings I LLC/Cequel Capital Corp. Senior Notes 8.63% due 11/15/17*	$35,000	$35,000
Comcast Corp. Company Guar. Notes 6.50% due 01/15/17	65,000	72,687
DirecTV Holdings LLC Company Guar. Notes 6.38% due 06/15/15	70,000	72,538
DirecTV Holdings LLC/DirecTV Financing Co., Inc. Company Guar. Notes 4.75% due 10/01/14*	150,000	156,431
Echostar DBS Corp. Company Guar. Notes 7.13% due 02/01/16	110,000	110,275
Time Warner Cable, Inc. Company Guar. Notes 6.55% due 05/01/37	40,000	41,247

		559,141

Casino Hotels — 0.0%
MGM Mirage, Inc. Company Guar. Notes 6.75% due 04/01/13	20,000	18,200

Cellular Telecom — 0.1%
Alltel Corp. Senior Notes 7.88% due 07/01/32	60,000	72,845
MetroPCS Wireless, Inc. Company Guar. Notes 9.25% due 11/01/14	15,000	15,094

		87,939

Chemicals-Specialty — 0.0%
Huntsman International LLC Company Guar. Notes 5.50% due 06/30/16*	35,000	30,538

Coal — 0.1%
Arch Coal, Inc. Senior Notes 8.75% due 08/01/16*	35,000	37,275
Arch Western Finance LLC Senior Sec. Notes 6.75% due 07/01/13	40,000	39,600

		76,875

Commercial Services — 0.0%
Iron Mountain, Inc. Company Guar. Notes 6.63% due 01/01/16	25,000	24,250

Computers — 0.2%
International Business Machines Corp. Notes 7.63% due 10/15/18	165,000	203,913

Consumer Products-Misc. — 0.1%
Jarden Corp. Company Guar. Notes 7.50% due 05/01/17	25,000	25,125
Jarden Corp. Company Guar. Notes 8.00% due 05/01/16	35,000	36,487

		61,612

Diversified Banking Institutions — 1.6%
Bank of America Corp. Senior Notes 5.65% due 05/01/18	160,000	161,504
Bank of America Corp. Notes 6.50% due 08/01/16	155,000	167,781
Bank of America Corp. Senior Notes 7.38% due 05/15/14	210,000	238,022
Citigroup, Inc. Senior Notes 5.50% due 04/11/13	105,000	110,290
Citigroup, Inc. Senior Notes 5.50% due 10/15/14	215,000	221,449
Citigroup, Inc. Senior Notes 6.00% due 08/15/17	155,000	156,297
Citigroup, Inc. Senior Notes 6.13% due 11/21/17	30,000	30,341
Morgan Stanley Senior Notes 5.45% due 01/09/17	120,000	124,189
Morgan Stanley Senior Notes 5.63% due 09/23/19	100,000	100,930
Morgan Stanley Senior Notes 6.00% due 05/13/14	100,000	108,922
The Goldman Sachs Group, Inc. Senior Notes 3.25% due 06/15/12	235,000	246,061
The Goldman Sachs Group, Inc. Senior Notes 6.00% due 05/01/14	70,000	76,676
The Goldman Sachs Group, Inc. Senior Notes 7.50% due 02/15/19	240,000	278,179

		2,020,641

Diversified Financial Services — 0.1%
General Electric Capital Corp. Senior Notes 5.88% due 01/14/38	115,000	106,482

Diversified Manufacturing Operations — 0.1%
General Electric Co. Senior Notes 5.25% due 12/06/17	40,000	41,772
Sally Holdings LLC Company Guar. Notes 9.25% due 11/15/14	25,000	25,937

		67,709

Electric-Integrated — 0.3%
Dominion Resources, Inc. Senior Notes 5.20% due 08/15/19	45,000	46,159

SunAmerica Series Trust Balanced Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2010 — (continued)

		Market
	Principal	Value
Security Description	Amount	(Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Electric-Integrated (continued)

DTE Energy Co. Senior Notes 7.63% due 05/15/14	$65,000	$74,993
Duke Energy Corp. Senior Notes 5.05% due 09/15/19	95,000	96,376
Nevada Power Co. General Refunding Mtg. 7.13% due 03/15/19	65,000	74,451
Nisource Finance Corp. Company Guar. Notes 6.80% due 01/15/19	80,000	87,516
Pacific Gas & Electric Co. Senior Notes 6.25% due 03/01/39	40,000	42,759
Southern Energy, Inc. Notes
7.90% due 07/01/09+(4)(7)	200,000	0

		422,254

Electronics-Military — 0.0%
L-3 Communications Corp. Senior Sub. Notes 5.88% due 01/15/15	35,000	35,438

Enterprise Software/Service — 0.1%
JDA Software Group, Inc. Senior Notes 8.00% due 12/15/14*	35,000	36,225
Oracle Corp. Senior Notes 6.13% due 07/08/39	30,000	31,852
Oracle Corp. Notes 6.50% due 04/15/38	15,000	16,649

		84,726

Finance-Auto Loans — 0.0%
Ford Motor Credit Co. LLC Guar. Notes 7.80% due 06/01/12	35,000	35,489

Finance-Commercial — 0.0%
Caterpillar Financial Services Corp. Senior Notes 5.45% due 04/15/18	50,000	52,887

Finance-Consumer Loans — 0.2%
HSBC Finance Corp. Notes 5.00% due 06/30/15	225,000	238,406

Finance-Credit Card — 0.3%
American Express Credit Corp. Senior Notes 5.13% due 08/25/14	90,000	95,820
American Express Credit Corp. Senior Notes 7.30% due 08/20/13	275,000	312,440

		408,260

Finance-Investment Banker/Broker — 0.1%
Credit Suisse USA, Inc. Senior Notes 5.50% due 08/16/11	80,000	85,117
Lehman Brothers Holdings Capital Trust VII Company Guar. Notes 5.86% due 05/31/12†(2)(5)(6)(11)	230,000	69

		85,186

Finance-Other Services — 0.1%
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 10.38% due 11/01/18	75,000	102,307

Food-Misc. — 0.2%
Kraft Foods, Inc. Senior Bonds 6.00% due 02/11/13	230,000	249,736
Kraft Foods, Inc. Senior Notes 7.00% due 08/11/37	45,000	49,155

		298,891

Food-Retail — 0.0%
SUPERVALU, Inc. Senior Notes 8.00% due 05/01/16	40,000	39,950

Funeral Services & Related Items — 0.1%
Service Corp. International Senior Notes 7.38% due 10/01/14	95,000	95,950

Home Furnishings — 0.1%
Sealy Mattress Co. Senior Sub. Notes 8.25% due 06/15/14	35,000	34,825
Sealy Mattress Co. Senior Sec. Notes 10.88% due 04/15/16*	35,000	39,200

		74,025

Independent Power Producers — 0.1%
Mirant North America LLC Senior Notes 7.38% due 12/31/13	55,000	54,725
NRG Energy, Inc. Company Guar. Notes 7.38% due 02/01/16	60,000	59,700

		114,425

Insurance-Life/Health — 0.4%
Monumental Global Funding III Senior Notes 0.45% due 01/15/14*(2)	160,000	144,939
Pricoa Global Funding I Senior Notes 5.40% due 10/18/12*	170,000	184,534
Principal Financial Group, Inc. Senior Notes 8.88% due 05/15/19	70,000	83,532
Prudential Financial, Inc. Senior Notes 7.38% due 06/15/19	85,000	97,866

		510,871

SunAmerica Series Trust Balanced Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2010 — (continued)

		Market
	Principal	Value
Security Description	Amount	(Note 2)

U.S. CORPORATE BONDS & NOTES (continued)

Insurance-Multi-line — 0.1%
MetLife, Inc. Senior Notes 6.75% due 06/01/16	$50,000	$57,244
Metropolitan Life Global Funding Senior Notes 5.13% due 04/10/13*	100,000	107,728

		164,972

Insurance-Property/Casualty — 0.1%
WR Berkley Corp. Senior Notes 7.38% due 09/15/19	130,000	142,012

Insurance-Reinsurance — 0.0%
Berkshire Hathaway Finance Corp. Company Guar. Notes 5.75% due 01/15/40	35,000	35,202

Investment Companies — 0.1%
Xstrata Finance Canada, Ltd. Company Guar. Bonds 5.80% due 11/15/16*	65,000	68,666

Machinery-Construction & Mining — 0.1%
Terex Corp. Senior Sub. Notes 8.00% due 11/15/17	75,000	71,625

Medical Labs & Testing Services — 0.1%
Roche Holdings, Inc. Company Guar. Notes 6.00% due 03/01/19*	60,000	66,268

Medical Products — 0.1%
Cooper Cos., Inc. Company Guar. Notes 7.13% due 02/15/15	45,000	44,212
LVB Acquisition Holding LLC Company Guar. Notes 10.38% due 10/15/17(12)	85,000	92,650

		136,862

Medical-Drugs — 0.1%
Pfizer, Inc. Senior Notes 6.20% due 03/15/19	160,000	179,385

Medical-HMO — 0.3%
PolyOne Corp. Senior Notes 8.88% due 05/01/12	80,000	83,428
UnitedHealth Group, Inc. Senior Notes 0.43% due 06/21/10(2)	250,000	249,993

		333,421

Medical-Hospitals — 0.2%
Community Health Systems, Inc. Company Guar. Notes 8.88% due 07/15/15	15,000	15,506
HCA, Inc. Senior Sec. Notes 9.63% due 11/15/16(12)	145,000	153,700
Health Management Associates, Inc. Senior Notes 6.13% due 04/15/16	65,000	60,613

		229,819

Metal-Copper — 0.0%
Freeport-McMoRan Copper & Gold, Inc. Senior Notes 8.25% due 04/01/15	35,000	37,888

Multimedia — 0.2%
News America, Inc. Company Guar. Notes 7.85% due 03/01/39	75,000	90,880
Viacom, Inc. Senior Notes 6.25% due 04/30/16	195,000	218,004

		308,884

Music — 0.0%
Steinway Musical Instruments Senior Notes 7.00% due 03/01/14*	15,000	13,875

Networking Products — 0.1%
Cisco Systems, Inc. Senior Notes 5.50% due 01/15/40	80,000	77,045

Non-Hazardous Waste Disposal — 0.0%
Allied Waste North America, Inc. Company Guar. Notes 7.25% due 03/15/15	15,000	15,600

Office Automation & Equipment — 0.1%
Xerox Corp. Senior Notes 4.25% due 02/15/15	115,000	117,043

Oil Companies-Exploration & Production — 0.3%
Anadarko Petroleum Corp. Senior Notes 8.70% due 03/15/19	30,000	37,272
Chesapeake Energy Corp. Company Guar. Notes 6.50% due 08/15/17	45,000	43,087
Denbury Resources, Inc. Company Guar. Notes 7.50% due 04/01/13	40,000	40,300
Denbury Resources, Inc. Company Guar. Notes 9.75% due 03/01/16	30,000	31,613
EQT Corp. Senior Notes 8.13% due 06/01/19	120,000	144,593
Newfield Exploration Co. Senior Sub. Notes 6.63% due 04/15/16	30,000	30,000
Petrohawk Energy Corp. Company Guar. Notes 7.88% due 06/01/15	35,000	35,875

		362,740

SunAmerica Series Trust Balanced Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2010 — (continued)

		Market
	Principal	Value
Security Description	Amount	(Note 2)

U.S. CORPORATE BONDS & NOTES (continued)

Oil Refining & Marketing — 0.0%
Motiva Enterprises LLC Bonds 6.85% due 01/15/40*	$40,000	$43,172

Paper & Related Products — 0.0%
Georgia-Pacific LLC Company Guar. Notes 7.00% due 01/15/15*	55,000	56,100

Pipelines — 0.4%
DCP Midstream LLC Senior Notes 9.75% due 03/15/19*	55,000	70,168
Enterprise Products Operating LLC Company Guar. Notes 7.55% due 04/15/38	75,000	87,172
Kinder Morgan Energy Partners LP Senior Notes 6.85% due 02/15/20	85,000	96,639
Plains All American Pipeline LP Company Guar. Notes 5.75% due 01/15/20	100,000	103,364
Plains All American Pipeline LP Company Guar. Notes 6.50% due 05/01/18	45,000	49,638
Sonat, Inc. Notes 7.63% due 07/15/11	60,000	62,576

		469,557

Private Corrections — 0.1%
Corrections Corp. of America Company Guar. Notes 7.75% due 06/01/17	85,000	87,337

Real Estate Investment Trusts — 0.0%
Host Hotels & Resorts LP Senior Notes 7.13% due 11/01/13	55,000	55,412

Resort/Theme Parks — 0.0%
Vail Resorts, Inc. Senior Sub. Notes 6.75% due 02/15/14	55,000	54,863

Retail-Discount — 0.1%
Wal-Mart Stores, Inc. Senior Notes 5.38% due 04/05/17	90,000	98,683

Retail-Drug Store — 0.1%
CVS Pass-Through Trust Pass Through Certs. 7.51% due 01/10/32*	80,000	86,208

Retail-Restaurants — 0.0%
Darden Restaurants, Inc. Senior Notes 6.80% due 10/15/37	35,000	37,227

Special Purpose Entity — 0.1%
Allstate Life Global Funding Trust Notes 5.38% due 04/30/13	100,000	108,505

Telecom Services — 0.0%
PAETEC Holding Corp Company Guar. Notes 8.88% due 06/30/17	35,000	35,394

Telephone-Integrated — 0.4%
AT&T, Inc. Senior Notes 6.30% due 01/15/38	175,000	178,759
Qwest Communications International, Inc. Company Guar. Notes, Series B 7.50% due 02/15/14	70,000	70,438
Sprint Capital Corp. Company Guar. Notes 6.90% due 05/01/19	30,000	26,700
Verizon Communications, Inc. Senior Notes 6.35% due 04/01/19	55,000	60,872
Verizon Communications, Inc. Notes 6.40% due 02/15/38	80,000	83,778
Windstream Corp. Company Guar. Notes 8.63% due 08/01/16	70,000	71,837

		492,384

Television — 0.1%
CBS Corp. Company Guar. Notes 5.50% due 05/15/33	40,000	34,292
CBS Corp. Company Guar. Notes 8.88% due 05/15/19	65,000	79,393

		113,685

Tobacco — 0.2%
Altria Group, Inc. Company Guar. Notes 9.70% due 11/10/18	165,000	206,647
Philip Morris International, Inc. Senior Notes 5.65% due 05/16/18	90,000	95,933

		302,580

Total U.S. CORPORATE BONDS & NOTES (cost $11,185,360)		11,570,878

FOREIGN CORPORATE BONDS & NOTES — 3.1%
Advertising Services — 0.1%
WPP Finance UK Company Guar. Notes 8.00% due 09/15/14	115,000	131,819

Banks-Commercial — 0.8%
Barclays Bank PLC Senior Notes 5.13% due 01/08/20	170,000	168,015
Royal Bank of Scotland PLC Senior Notes 4.88% due 08/25/14*	210,000	215,490
Standard Chartered PLC Senior Notes 5.50% due 11/18/14*	200,000	217,432

SunAmerica Series Trust Balanced Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2010 — (continued)

		Market
	Principal	Value
Security Description	Amount	(Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Banks-Commercial (continued)

Svenska Handelsbanken AB Senior Notes 4.88% due 06/10/14*	$235,000	$247,853
Westpac Banking Corp. Senior Notes 4.20% due 02/27/15	90,000	93,120
Westpac Banking Corp. Senior Notes 4.88% due 11/19/19	65,000	64,675

		1,006,585

Banks-Money Center — 0.1%
Lloyds TSB Bank PLC Notes 5.80% due 01/13/20*	120,000	118,667

Diversified Manufacturing Operations — 0.1%
Tyco International, Ltd./Tyco International Finance SA Company Guar. Notes 7.00% due 12/15/19	65,000	75,524

Diversified Minerals — 0.2%
Anglo American Capital PLC Company Guar. Notes 9.38% due 04/08/19*	100,000	128,388
Vale Overseas, Ltd. Company Guar. Notes 5.63% due 09/15/19	90,000	91,436

		219,824

Diversified Operations — 0.1%
Hutchison Whampoa International, Ltd. Company Guar. Notes 4.63% due 09/11/15*	100,000	101,809

Electronic Components-Misc. — 0.0%
Flextronics International, Ltd. Senior Sub. Notes 6.25% due 11/15/14	35,000	34,737

Finance-Investment Banker/Broker — 0.1%
Macquarie Group, Ltd. Notes 7.30% due 08/01/14*	70,000	77,875
Macquarie Group, Ltd. Notes 7.63% due 08/13/19*	85,000	97,175

		175,050

Investment Companies — 0.0%
Xstrata Finance Canada, Ltd. Company Guar. Notes 6.90% due 11/15/37*	40,000	41,420

Mining — 0.0%
Barrick Australian Finance Property, Ltd. Company Guar. Notes 5.95% due 10/15/39	40,000	39,588

Multimedia — 0.1%
Quebecor Media, Inc. Senior Notes 7.75% due 03/15/16	65,000	65,000

Oil Companies-Integrated — 0.1%
Cenovus Energy, Inc. Senior Notes 6.75% due 11/15/39*	70,000	77,783
Suncor Energy, Inc. Senior Notes 6.85% due 06/01/39	50,000	56,142

		133,925

Satellite Telecom — 0.1%
Intelsat Jackson Holdings, Ltd. Company Guar. Notes 9.50% due 06/15/16	75,000	79,125

Special Purpose Entity — 0.1%
IIRSA Norte Finance, Ltd. Senior Notes 8.75% due 05/30/24	206,393	217,745

Steel-Producers — 0.1%
ArcelorMittal Senior Notes 6.13% due 06/01/18	60,000	62,437
ArcelorMittal Senior Notes 9.85% due 06/01/19	80,000	101,405

		163,842

SupraNational — 0.2%
African Development Bank Senior Notes 1.75% due 10/01/12	225,000	226,349

Telecom Services — 0.1%
Nordic Telephone Co. Holdings Sec. Notes 8.88% due 05/01/16*	75,000	79,875

Telephone-Integrated — 0.7%
British Telecommunications PLC Senior Notes 5.95% due 01/15/18	100,000	103,847
British Telecommunications PLC Bonds 9.63% due 12/15/30	90,000	115,256
Telecom Italia Capital SA Company Guar. Notes 5.25% due 11/15/13	190,000	202,934
Telecom Italia Capital SA Company Guar. Notes 7.00% due 06/04/18	65,000	72,085
Telecom Italia Capital SA Company Guar. Bonds 7.72% due 06/04/38	35,000	39,956
Telefonica Emisiones SAU Company Guar. Notes 5.86% due 02/04/13	350,000	384,096

		918,174

Television — 0.0%
Videotron Ltd. Senior Notes 6.88% due 01/15/14	30,000	29,850

SunAmerica Series Trust Balanced Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2010 — (continued)

		Market
	Principal	Value
Security Description	Amount	(Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)

Transport-Rail — 0.1%
Canadian Pacific Railway Co. Senior Notes 7.25% due 05/15/19	$65,000	$75,023

Total Foreign Corporate Bonds & Notes (cost $3,704,147)		3,933,931

FOREIGN GOVERNMENT AGENCIES — 0.3%
Sovereign — 0.3%
Federal Republic of Brazil Bonds 6.00% due 01/17/17	150,000	159,975
Federal Republic of Brazil Notes 8.00% due 01/15/18	182,222	208,098

Total Foreign Government Agencies (cost $364,288)		368,073

U.S. GOVERNMENT AGENCIES — 17.2%
Federal Home Loan Mtg. Corp. — 5.9%
2.88% due 02/09/15	760,000	767,590
4.50% due February TBA	950,000	959,204
5.00% due 03/01/19	90,560	96,463
5.00% due February TBA	2,570,000	2,670,793
5.13% due 10/18/16	245,000	271,737
5.41% due 06/01/37(2)	41,842	44,362
5.45% due 07/01/37(2)	78,275	83,009
5.50% due 07/01/34	354,380	377,157
5.51% due 06/01/37(2)	460,664	488,595
5.54% due 06/01/37(2)	40,016	42,484
6.00% due February TBA	800,000	857,000
6.50% due 05/01/16	27,401	29,472
Federal Home Loan Mtg. Corp. REMIC Series 3349, Class MY 5.50% due 07/15/37(1)	800,000	850,787

		7,538,653

Federal National Mtg. Assoc. — 9.0%
2.63% due 11/20/14	850,000	854,383
4.00% due February TBA	300,000	305,156
4.50% due February TBA	1,015,000	1,025,150
4.50% due 04/01/23	72,461	75,570
4.50% due 05/01/23	175,734	183,273
4.63% due 05/01/13	480,000	516,384
4.88% due 12/15/16	290,000	317,248
5.00% due 03/01/18	103,808	110,591
5.00% due 04/01/18	25,958	27,640
5.00% due 07/01/18	165,096	175,885
5.00% due 08/01/18	108,899	116,015
5.00% due 06/01/19	99,274	105,699
5.00% due 06/01/33	242,549	253,273
5.00% due 07/01/33	168,892	176,204
5.00% due 02/01/35	286,714	299,128
5.00% due 07/01/37	387,709	404,496
5.00% February TBA	630,000	659,671
5.25% due 08/01/12	365,000	396,354
5.50% due 10/01/17	331,949	357,219
5.50% due 11/01/17	69,643	74,944
6.00% due 08/01/17	121,772	131,670
6.00% due February TBA	1,470,000	1,572,211
6.00% due February TBA	100,000	107,500
6.25% due 02/01/11	365,000	385,309
6.50% due 12/01/37	1,334,711	1,442,078
Federal National Mtg. Assoc. REMIC Series 2003-35, Class DF 0.63% due 02/25/33(1)(2)	188,938	188,565
Series 2006-43, Class G 6.50% due 09/25/33(1)	191,658	199,975
Series 2006-59, Class DC 6.50% due 12/25/33(1)	393,710	411,761
Series 2006-63, Class AB 6.50% due 10/25/33(1)	160,342	166,711
Series 2006-63, Class AE 6.50% due 10/25/33(1)	153,928	160,043
Series 2006-78, Class BC 6.50% due 01/25/34	159,908	166,855

		11,366,961

Government National Mtg. Assoc. — 2.1%
4.50% due February TBA	410,000	415,381
4.50% due 05/15/39	256,050	260,028
5.00% due February TBA	270,000	281,180
5.50% due 01/15/34	962,065	1,024,793
6.00% due February TBA	470,000	501,798
7.50% due 01/15/32	119,824	135,453

		2,618,633

Tennessee Valley Authority — 0.2%
4.65% due 06/15/35	248,000	228,266

Total U.S. Government Agencies (cost $21,138,066)		21,752,513

U.S. GOVERNMENT TREASURIES — 3.6%
United States Treasury Bonds — 1.0%
3.50% due 02/15/39	265,000	222,020
4.25% due 05/15/39	95,000	91,022
4.50% due 05/15/38	150,000	150,375
4.50% due 08/15/39	165,000	164,794
5.00% due 05/15/37	145,000	157,574
5.38% due 02/15/31	140,000	158,463
7.13% due 02/15/23	245,000	321,103

		1,265,351

United States Treasury Notes — 2.6%
1.88% due 04/30/14	2,564,000	2,550,780
2.00% due 02/28/10	20,000	20,027
3.00% due 09/30/16	534,000	534,209
3.38% due 11/15/19	90,000	88,270
7.25% due 05/15/16	65,000	81,479

		3,274,765

Total U.S. Government Treasuries (cost $4,528,925)		4,540,116

Total Long-Term Investment Securities (cost $115,556,832)		124,379,836

SHORT-TERM INVESTMENT SECURITIES — 0.0%
U.S. Government Treasuries — 0.0%
United States Treasury Bills 0.85% due 06/03/10(14) (cost $39,988)	40,000	39,988

SunAmerica Series Trust Balanced Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2010 — (continued)

		Market
	Principal	Value
Security Description	Amount	(Note 2)

REPURCHASE AGREEMENT — 8.3%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 01/29/10, to be repurchased 02/01/10 in the amount of $10,534,009 and collateralized by $10,750,000 of United States Treasury Bills, bearing interest at 0.11% due 06/03/10 and having approximate value of $10,746,775 (cost $10,534,000)	$10,534,000	$10,534,000

TOTAL INVESTMENTS (cost $126,130,820) (13)	106.5%	134,953,824
Liabilities in excess of other assets	(6.5)	(8,247,672)

NET ASSETS	100.0%	$126,706,152

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At January 31, 2010, the aggregate value of these securities was $3,106,593 representing 2.5% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Collateralized Mortgage Obligation
(2)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of January 31, 2010.
(3)	Variable Rate Security — the rate reflected is as of January 31, 2010, maturity date reflects the stated maturity date.
(4)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of January 31, 2010, the Balanced Portfolio held the following restricted securities:

					Market
		Principal			Value	% of
	Acquisition	Amount/	Acquisition	Market	Per	Net
Name	Date	Shares	Cost	Value	Share	Assets

ICO North America, Inc. 7.50% due 08/15/09	8/11/05	$35,000	$35,000

	3/14/08	1,000	1,000

	9/11/08	1,000	1,000

	2/27/09	1,000	1,000

		$38,000		$21,660	$57.00	0.0%

(5)	Bond in default
(6)	Company has filed for Chapter 11 bankruptcy protection.
(7)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.
(8)	Illiquid security. At January 31, 2010, the aggregate value of these securities was $21,660 representing 0.0% of net assets.
(9)	Bond in default of principal and interest
(10)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.
(11)	Perpetual maturity — maturity date reflects the next call date.
(12)	Income may be received in cash or additional bonds at the discretion of the issuer.
(13)	See Note 3 for cost of investments on a tax basis.
(14)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
REMIC — Real Estate Mortgage Investment Conduit
TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.

Open Futures Contracts

Number				Market	Market	Unrealized
of			Expiration	Value at	Value as of	Appreciation
Contracts	Type	Description	Date	Trade Date	January 31, 2010	(Depreciation)

17	Long	S&P 500 Index E-Mini	March 2010	$925,357	$909,840	$(15,517)
1	Long	U.S. Treasury Notes 2 Year	March 2010	217,050	217,953	903
21	Short	U.S. Treasury Notes 5 Year	March 2010	2,441,097	2,445,680	(4,583)
1	Short	U.S. Treasury Notes 10 Year	March 2010	116,216	118,156	(1,940)
12	Long	U.S. Treasury Notes 30 Year	March 2010	1,426,760	1,425,750	(1,010)

						$(22,147)

SunAmerica Series Trust Balanced Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2010 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2010 (see Note 2):

	Level 1 - Unadjusted	Level 2 - Other	Level 3 - Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total

Long-Term Investment Securities:
Common Stock	$75,304,765	$—	$—	$75,304,765
Preferred Stock	125,677	—	—	125,677
Asset Backed Securities	—	6,762,223	—	6,762,223
Convertible Bonds & Notes	—	—	21,660	21,660
U.S. Corporate Bonds & Notes	—	11,570,878	0	11,570,878
Foreign Corporate Bonds & Notes	—	3,933,931	—	3,933,931
Foreign Government Agencies	—	368,073	—	368,073
U.S. Government Agencies	—	21,752,513	—	21,752,513
U.S. Government Treasuries	4,520,089	20,027	—	4,540,116
Short Term Investment Securities:
U.S. Government Treasuries	39,988	—	—	39,988
Repurchase Agreement	—	10,534,000	—	10,534,000
Other Financial Instruments:@
Open Futures Contracts Appreciation	903	—	—	903
Open Futures Contracts Depreciation	(23,050)	—	—	(23,050)

Total	$79,968,372	$54,941,645	$21,660	$134,931,677

@	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the investment.

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

	Convertible	U.S. Corporate
	Bonds & Notes	Bonds & Notes

Balance as of 1/31/2009	$7,400	$0
Accrued discounts/premiums	—	—
Realized gain (loss)	—	—
Change in unrealized appreciation(depreciation)	13,260	—
Net purchases (sales)	1,000	—
Transfers in and/or out of Level 3	—	—

Balance as of 1/31/2010	$21,660	$0

See Notes to Financial Statements

SunAmerica Series Trust MFS Total Return Portfolio
PORTFOLIO PROFILE — January 31, 2010 — (unaudited)

Industry Allocation*

Federal National Mtg. Assoc.	8.7%
United States Treasury Notes	8.1
Federal Home Loan Mtg. Corp.	5.0
Oil Companies-Integrated	4.9
Diversified Banking Institutions	4.7
Electric-Integrated	3.8
Oil Companies-Exploration & Production	3.1
Medical-Drugs	3.0
Aerospace/Defense	2.9
Diversified Financial Services	2.8
Telephone-Integrated	2.6
Banks-Fiduciary	2.3
Insurance-Multi-line	2.3
Food-Misc.	2.1
Medical Products	2.0
Banks-Super Regional	1.9
United States Treasury Bonds	1.9
Diversified Manufacturing Operations	1.8
Tobacco	1.7
Commercial Paper	1.6
Government National Mtg. Assoc.	1.5
Banks-Commercial	1.4
Aerospace/Defense-Equipment	1.3
Computers	1.3
Insurance-Property/Casualty	1.0
Retail-Drug Store	1.0
Cellular Telecom	0.9
Medical Instruments	0.9
Multimedia	0.9
Cosmetics & Toiletries	0.9
Beverages-Non-alcoholic	0.9
Retail-Discount	0.9
Athletic Footwear	0.8
Beverages-Wine/Spirits	0.7
Enterprise Software/Service	0.7
Electronic Components-Semiconductors	0.7
Chemicals-Diversified	0.7
Pipelines	0.7
Finance-Investment Banker/Broker	0.6
Computer Services	0.6
Insurance-Life/Health	0.6
Commercial Services-Finance	0.6
Industrial Gases	0.5
Advertising Agencies	0.5
U.S. Municipal Bonds & Notes	0.4
Real Estate Investment Trusts	0.4
Brewery	0.4
Food-Retail	0.4
Instruments-Scientific	0.4
Consumer Products-Misc.	0.4
Small Business Administration	0.4
Retail-Office Supplies	0.3
Retail-Auto Parts	0.3
Coatings/Paint	0.3
Food-Confectionery	0.3
Cable/Satellite TV	0.3
Distribution/Wholesale	0.2
Gas-Distribution	0.2
Insurance Brokers	0.2
Steel-Producers	0.2
Electronic Components-Misc.	0.2
Retail-Building Products	0.2
Special Purpose Entities	0.2
Toys	0.2
Auto/Truck Parts & Equipment-Original	0.2
Oil Field Machinery & Equipment	0.2
Electric-Generation	0.2
Finance-Credit Card	0.2
Transport-Services	0.2
Banks-Money Center	0.2
Independent Power Producers	0.2
Investment Management/Advisor Services	0.2
Medical-Biomedical/Gene	0.2
Engineering/R&D Services	0.2
Schools	0.2
Medical Labs & Testing Services	0.2
Oil Refining & Marketing	0.2
Wireless Equipment	0.2
Agricultural Chemicals	0.1
Web Portals/ISP	0.1
Hotels/Motels	0.1
Oil & Gas Drilling	0.1
Dialysis Centers	0.1
Sovereign	0.1
Machinery-Construction & Mining	0.1
Medical-HMO	0.1
Banks-Special Purpose	0.1
Finance-Other Services	0.1
Building-Residential/Commercial	0.1
Oil-Field Services	0.1
Tools-Hand Held	0.1
Sovereign Agency	0.1
Retail-Regional Department Stores	0.1
Data Processing/Management	0.1
Municipal Bonds	0.1
Networking Products	0.1
Finance-Consumer Loans	0.1
Machine Tools & Related Products	0.1
Building & Construction Products-Misc.	0.1
Rental Auto/Equipment	0.1
Transport-Rail	0.1
Electronic Forms	0.1
SupraNational	0.1
Television	0.1
Retail-Apparel/Shoe	0.1
Banks-Mortgage	0.1
Medical-Wholesale Drug Distribution	0.1
Energy-Alternate Sources	0.1

99.5%

*	Calculated as a percentage of net assets

SunAmerica Series Trust MFS Total Return Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2010

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK — 57.1%
Advertising Agencies — 0.5%
Omnicom Group, Inc.	111,170	$3,924,301

Aerospace/Defense — 2.8%
Lockheed Martin Corp.	196,240	14,623,805
Northrop Grumman Corp.	122,740	6,947,084

		21,570,889

Aerospace/Defense-Equipment — 1.3%
Goodrich Corp.	13,070	809,164
United Technologies Corp.	138,880	9,371,622

		10,180,786

Agricultural Chemicals — 0.1%
Monsanto Co.	14,530	1,102,536

Athletic Footwear — 0.8%
NIKE, Inc., Class B	98,240	6,262,800

Auto/Truck Parts & Equipment-Original — 0.2%
Johnson Controls, Inc.	57,100	1,589,093

Banks-Commercial — 0.2%
Regions Financial Corp.	277,060	1,759,331

Banks-Fiduciary — 2.3%
Northern Trust Corp.	16,950	856,314
State Street Corp.	137,900	5,913,152
The Bank of New York Mellon Corp.	390,552	11,361,158

		18,130,624

Banks-Super Regional — 1.4%
PNC Financial Services Group, Inc.	55,590	3,081,354
Wells Fargo & Co.	283,040	8,046,827

		11,128,181

Beverages-Non-alcoholic — 0.8%
PepsiCo, Inc.	101,400	6,045,468

Beverages-Wine/Spirits — 0.6%
Diageo PLC(12)	290,970	4,898,405

Brewery — 0.2%
Heineken NV(12)	24,140	1,186,449

Building-Residential/Commercial — 0.1%
Pulte Homes, Inc.†	83,860	882,207

Cable/Satellite TV — 0.2%
Comcast Corp., Special Class A	83,740	1,267,824

Cellular Telecom — 0.8%
Vodafone Group PLC(12)	2,735,460	5,876,591

Chemicals-Diversified — 0.7%
PPG Industries, Inc.	89,730	5,265,356

Coatings/Paint — 0.3%
The Sherwin-Williams Co.	35,470	2,247,025

Commercial Services-Finance — 0.4%
The Western Union Co.	106,780	1,979,701
Visa, Inc., Class A	15,090	1,237,833

		3,217,534

Computer Services — 0.6%
Accenture PLC, Class A	115,890	4,750,331

Computers — 1.3%
Dell, Inc.†	70,010	903,129
Hewlett-Packard Co.	92,380	4,348,327
International Business Machines Corp.	39,150	4,791,568

		10,043,024

Consumer Products-Misc. — 0.3%
Clorox Co.	24,660	1,459,132
Kimberly-Clark Corp.	11,750	697,833

		2,156,965

Cosmetics & Toiletries — 0.9%
The Procter & Gamble Co.	112,864	6,946,779

Data Processing/Management — 0.1%
Dun & Bradstreet Corp.	9,920	783,382

Dialysis Centers — 0.1%
DaVita, Inc.†	16,200	968,112

Distribution/Wholesale — 0.2%
WW Grainger, Inc.	19,220	1,908,162

Diversified Banking Institutions — 3.5%
Bank of America Corp.	158,830	2,411,039
JP Morgan Chase & Co.	379,340	14,771,500
The Goldman Sachs Group, Inc.	65,720	9,773,878

		26,956,417

Diversified Manufacturing Operations — 1.7%
3M Co.	63,850	5,139,286
Danaher Corp.	48,090	3,431,222
Eaton Corp.	42,920	2,628,421
General Electric Co.	71,900	1,156,152
Honeywell International, Inc.	11,900	459,816

		12,814,897

Electric-Integrated — 2.7%
Allegheny Energy, Inc.	32,220	675,009
American Electric Power Co., Inc.	46,920	1,625,778
CMS Energy Corp.	42,250	640,932
Dominion Resources, Inc.	129,508	4,851,370
Entergy Corp.	11,930	910,378
FPL Group, Inc.	49,370	2,407,281
Northeast Utilities	16,790	425,123
PG&E Corp.	66,830	2,822,899
PPL Corp.	91,830	2,708,067
Public Service Enterprise Group, Inc.	130,100	3,979,759

		21,046,596

Electronic Components-Misc. — 0.2%
Tyco Electronics, Ltd.	68,160	1,695,821

Electronic Components-Semiconductors — 0.7%
Intel Corp.	243,120	4,716,528
National Semiconductor Corp.	43,760	580,258

		5,296,786

Energy-Alternate Sources — 0.1%
First Solar, Inc.†	4,100	464,530

Engineering/R&D Services — 0.2%
Fluor Corp.	28,750	1,303,525

Enterprise Software/Service — 0.7%
Oracle Corp.	230,890	5,324,323

SunAmerica Series Trust MFS Total Return Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2010 — (continued)

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)

Finance-Investment Banker/Broker — 0.2%
The Charles Schwab Corp.	102,360	$1,872,164

Finance-Other Services — 0.1%
Deutsche Boerse AG(12)	13,640	899,011

Food-Confectionery — 0.3%
The J.M. Smucker Co.	34,949	2,099,387

Food-Misc. — 2.1%
Campbell Soup Co.	48,380	1,601,862
Danone(12)	20,080	1,150,330
General Mills, Inc.	44,890	3,201,106
Kellogg Co.	36,740	1,999,391
Nestle SA(12)	182,606	8,640,834

		16,593,523

Food-Retail — 0.4%
The Kroger Co.	127,440	2,731,039

Gas-Distribution — 0.2%
Sempra Energy	36,900	1,872,675

Hotel/Motels — 0.1%
Starwood Hotels & Resorts Worldwide, Inc.	12,830	427,496

Independent Power Producers — 0.2%
NRG Energy, Inc.†	57,110	1,376,922

Industrial Gases — 0.5%
Air Products & Chemicals, Inc.	52,920	4,019,803

Instruments-Scientific — 0.4%
Thermo Fisher Scientific, Inc.†	17,050	786,857
Waters Corp.†	39,360	2,242,733

		3,029,590

Insurance Brokers — 0.2%
AON Corp.	47,530	1,848,917

Insurance-Life/Health — 0.6%
Aflac, Inc.	21,440	1,038,339
Prudential Financial, Inc.	69,630	3,480,804

		4,519,143

Insurance-Multi-line — 2.0%
ACE, Ltd.†	39,500	1,946,165
MetLife, Inc.	279,200	9,861,344
The Allstate Corp.	131,840	3,945,971

		15,753,480

Insurance-Property/Casualty — 0.9%
Chubb Corp.	29,920	1,496,000
The Travelers Cos., Inc.	105,850	5,363,420

		6,859,420

Investment Management/Advisor Services — 0.2%
Franklin Resources, Inc.	13,630	1,349,779

Medical Instruments — 0.9%
Medtronic, Inc.	123,970	5,317,073
St. Jude Medical, Inc.†	51,890	1,957,810

		7,274,883

Medical Products — 1.8%
Becton, Dickinson and Co.	46,710	3,520,533
Johnson & Johnson	162,080	10,188,349

		13,708,882

Medical-Biomedical/Gene — 0.2%
Genzyme Corp.†	24,570	1,333,168

Medical-Drugs — 2.9%
Abbott Laboratories	145,080	7,680,535
GlaxoSmithKline PLC(12)	54,010	1,051,456
Merck & Co., Inc.	114,320	4,364,738
Pfizer, Inc.	441,605	8,240,349
Roche Holding AG(12)	5,270	885,076

		22,222,154

Medical-HMO — 0.1%
WellPoint, Inc.†	14,320	912,470

Multimedia — 0.7%
The Walt Disney Co.	179,790	5,312,795

Networking Products — 0.1%
Cisco Systems, Inc.†	34,470	774,541

Oil & Gas Drilling — 0.1%
Noble Corp.†	24,350	981,792

Oil Companies-Exploration & Production — 2.7%
Anadarko Petroleum Corp.	35,490	2,263,552
Apache Corp.	92,560	9,142,151
Devon Energy Corp.	37,370	2,500,427
EOG Resources, Inc.	36,550	3,304,851
Noble Energy, Inc.	33,550	2,480,687
Occidental Petroleum Corp.	20,670	1,619,288

		21,310,956

Oil Companies-Integrated — 4.4%
Chevron Corp.	103,141	7,438,529
ConocoPhillips	20,950	1,005,600
Exxon Mobil Corp.	187,176	12,059,750
Hess Corp.	67,230	3,885,222
Marathon Oil Corp.	70,260	2,094,451
Total SA ADR	139,040	8,007,313

		34,490,865

Oil Field Machinery & Equipment — 0.2%
National Oilwell Varco, Inc.	38,670	1,581,603

Oil-Field Services — 0.1%
Halliburton Co.	29,580	864,032

Pipelines — 0.2%
The Williams Cos., Inc.	65,740	1,370,022

Retail-Auto Parts — 0.3%
Advance Auto Parts, Inc.	59,550	2,349,248

Retail-Building Products — 0.2%
Home Depot, Inc.	49,800	1,394,898

SunAmerica Series Trust MFS Total Return Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2010 — (continued)

	Shares/	Market
	Principal	Value
Security Description	Amount	(Note 2)

COMMON STOCK (continued)

Retail-Discount — 0.7%
Target Corp.	48,510	$2,487,108
Wal-Mart Stores, Inc.	51,490	2,751,110

		5,238,218

Retail-Drug Store — 0.9%
CVS Caremark Corp.	153,368	4,964,522
Walgreen Co.	61,040	2,200,492

		7,165,014

Retail-Office Supplies — 0.3%
Staples, Inc.	109,140	2,560,424

Retail-Regional Department Stores — 0.1%
Macy’s, Inc.	51,010	812,589

Schools — 0.2%
Apollo Group, Inc., Class A†	21,280	1,289,355

Steel-Producers — 0.1%
United States Steel Corp.	15,700	697,551

Telephone-Integrated — 2.0%
AT&T, Inc.	523,970	13,287,879
CenturyTel, Inc.	43,285	1,472,123
Koninklijke KPN NV(12)	63,200	1,048,095

		15,808,097

Tobacco — 1.6%
Altria Group, Inc.	24,810	492,727
Lorillard, Inc.	19,560	1,480,692
Philip Morris International, Inc.	233,620	10,632,046

		12,605,465

Tools-Hand Held — 0.1%
Black & Decker Corp.	13,170	851,572

Toys — 0.2%
Hasbro, Inc.	52,480	1,603,264

Transport-Rail — 0.1%
Canadian National Railway Co.	13,000	649,090

Transport-Services — 0.2%
United Parcel Service, Inc., Class B	24,670	1,425,186

Web Portals/ISP — 0.1%
Google, Inc., Class A†	2,070	1,095,899

Wireless Equipment — 0.2%
Nokia OYJ ADR	84,410	1,155,573

Total Common Stock (cost $412,491,565)		443,087,005

PREFERRED STOCK — 0.4%
Diversified Banking Institutions — 0.4%
Bank of America Corp. 10.00% (cost $3,465,181)	230,310	3,477,681

ASSET BACKED SECURITIES — 2.6%
Diversified Financial Services — 2.6%
Banc of America Commercial Mtg., Inc. Series 2006-4, Class A4 5.63% due 07/10/46(1)	$226,000	216,355
Bayview Financial Revolving Mtg. Loan Trust Series 2005-E, Class M1 1.83% due 12/28/40*(2)(3)(4)(5)	682,728	290,296
Capital Trust Re CDO, Ltd. Series 2005-3A, Class A2 5.16% due 06/25/35*(3)(4)(5)	1,000,000	850,000
Citigroup Commercial Mtg. Trust Series 2007-C6, Class A4 5.70% due 06/10/17(1)(6)	2,450,000	2,312,995
Citigroup/Deutsche Bank Commercial Mtg. Trust Series 2007-CD4, Class A4 5.32% due 03/11/12(1)	1,000,000	899,809
Countrywide Asset-Backed Certificates Series 2005-3, Class AF3 4.82% due 03/25/35	28,427	28,112
Countrywide Asset-Backed Certificates Series 2006-15, Class A3 5.69% due 10/25/36	550,000	365,188
Credit Suisse Mtg. Capital Certificates Series 2007-C5 Class A4 5.70% due 09/15/40(1)	1,116,407	927,099
CW Capital Cobalt, Ltd. Series 2006-C1, Class A4 5.22% due 08/15/48(1)	1,689,000	1,514,937
FHLMC Multifamily Structured Pass Through Certs. Series K003, Class A5 5.09% due 03/25/19(1)	793,000	835,807
GE Capital Commercial Mtg. Corp. Series 2006-C1, Class AM 5.34% due 03/10/44(1)(6)	630,000	533,441
GMAC Mtg. Corp. Loan Trust Series 2006-HE3, Class A3 5.81% due 10/25/36	600,951	315,325
Greenwich Capital Commercial Funding Corp. Series 2007-GG9, Class AM 5.48% due 02/10/17(1)	1,725,000	1,416,983
Household Credit Card Master Note Trust I Series 2007-2, Class A 0.78% due 07/15/13(2)	1,390,000	1,387,609
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2005-LDP2, Class AM 4.78% due 07/15/42(1)	765,000	690,085
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2005-CB12, Class AM 4.95% due 09/12/37(1)	800,000	668,894
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2004-C2, Class A3 5.24% due 05/15/41(1)(6)	192,837	196,080
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2007-LDPX, Class A3 5.42% due 02/15/17(1)	482,647	429,364
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2006-LDP6, Class A4 5.48% due 04/15/43(1)	1,270,000	1,251,408
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2006-CB16, Class A4 5.55% due 05/12/45(1)	480,583	460,771

SunAmerica Series Trust MFS Total Return Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2010 — (continued)

		Market
	Principal	Value
Security Description	Amount	(Note 2)

ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)

JP Morgan Chase Commercial Mtg. Securities Corp. Series 2007-LD11, Class A4 5.82% due 05/15/17(1)(6)	$250,000	$228,306
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2006-LDP7, Class A4 5.87% due 04/15/45(1)(6)	1,270,000	1,275,226
Merrill Lynch Mortgage Trust Series 2007-C1, Class C 5.83% due 07/12/17(1)(6)	560,000	135,342
Merrill Lynch/Countrywide Commercial Mtg. Trust Series 2007-7, Class A4 5.75% due 06/12/50(1)(6)	1,116,407	963,226
Morgan Stanley Capital I Series 1998-HF2, Class X 1.08% due 11/15/30*(1)(6)(7)	2,949,956	109,263
RAAC Series Series 2004-SP3, Class AI3 4.97% due 09/25/34(8)	425,000	343,124
Residential Funding Mtg. Securities II, Inc. Series 2005-HS2, Class AI3 5.32% due 01/25/24	669,000	186,213
Spirit Master Funding LLC Pass Through Series 2005-1, Class A1 5.05% due 07/20/23*(1)(3)(4)(5)	706,377	593,442
Structured Asset Securities Corp. Series 2005-4XS, Class 1A2B 4.67% due 03/25/35	357,029	320,796
Wachovia Bank Commercial Mtg. Trust Series 2006-C27, Class AM 5.80% due 07/15/45(1)	362,980	312,686

Total Asset Backed Securities (cost $22,842,099)		20,058,182

U.S. CORPORATE BONDS & NOTES — 8.1%
Aerospace/Defense — 0.1%
BAE Systems Holdings, Inc. Company Guar. Notes 5.20% due 08/15/15*	1,009,000	1,063,119

Banks-Commercial — 0.1%
Credit Suisse New York Senior Notes 5.50% due 05/01/14	940,000	1,027,547

Banks-Super Regional — 0.4%
Capital One Financial Corp. Sub. Notes 6.15% due 09/01/16	720,000	738,466
PNC Funding Corp. Bank Guar. Notes 5.63% due 02/01/17	600,000	627,126
Wachovia Corp. Sub. Notes 5.25% due 08/01/14	1,865,000	1,975,279

		3,340,871

Beverages-Non-alcoholic — 0.1%
Dr. Pepper Snapple Group, Inc. Company Guar. Notes 6.12% due 05/01/13	260,000	290,341
Dr. Pepper Snapple Group, Inc. Company Guar. Notes 6.82% due 05/01/18	338,000	384,250

		674,591

Brewery — 0.3%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 8.00% due 11/15/39*	820,000	1,038,034
SABMiller PLC Notes 5.50% due 08/15/13*	863,000	930,203

		1,968,237

Building & Construction Products-Misc. — 0.1%
CRH America, Inc. Notes 6.95% due 03/15/12	687,000	747,468

Cable/Satellite TV — 0.1%
Cox Communications, Inc. Notes 4.63% due 06/01/13	708,000	750,872

Cellular Telecom — 0.0%
AT&T Mobility LLC Senior Notes 6.50% due 12/15/11	326,000	355,950

Commercial Services-Finance — 0.1%
The Western Union Co. Senior Notes 5.40% due 11/17/11	1,024,000	1,097,389

Consumer Products-Misc. — 0.1%
Fortune Brands, Inc. Notes 5.13% due 01/15/11	786,000	812,902

Diversified Banking Institutions — 0.7%
Bank of America Corp. Sub. Notes 5.49% due 03/15/19	348,000	336,191
Bank of America Corp. Senior Notes 7.38% due 05/15/14	325,000	368,367
Bank of America Corp. Senior Notes 7.63% due 06/01/19	460,000	526,301
Citigroup, Inc. Sub. Notes 5.00% due 09/15/14	598,000	585,282
JP Morgan Chase & Co. Senior Notes 6.30% due 04/23/19	770,000	851,419
Morgan Stanley Senior Notes 5.75% due 10/18/16	660,000	698,079
Morgan Stanley Senior Notes 6.63% due 04/01/18	720,000	787,286
Morgan Stanley Senior Notes 7.30% due 05/13/19	220,000	248,526

SunAmerica Series Trust MFS Total Return Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2010 — (continued)

		Market
	Principal	Value
Security Description	Amount	(Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)

The Goldman Sachs Group, Inc. Sub. Notes 5.63% due 01/15/17	$772,000	$791,777
The Goldman Sachs Group, Inc. Senior Notes 6.00% due 05/01/14	530,000	580,545

		5,773,773

Diversified Financial Services — 0.1%
General Electric Capital Corp. Notes 5.45% due 01/15/13	203,000	218,141
ZFS Finance USA Trust I Bonds 6.50% due 05/09/37*(2)	474,000	421,860

		640,001

Electric-Generation — 0.2%
Bruce Mansfield Unit 1 Pass Through Certs. 6.85% due 06/01/34(4)	1,418,223	1,468,080

Electric-Integrated — 0.8%
Entergy Louisiana LLC Bonds 8.09% due 01/02/17	151,622	153,446
Exelon Generation Co LLC Senior Notes 6.20% due 10/01/17	2,960,000	3,260,860
MidAmerican Energy Holdings Co. Senior Notes 5.88% due 10/01/12	340,000	375,460
MidAmerican Funding LLC Senior Sec. Notes 6.93% due 03/01/29	166,000	191,003
Oncor Electric Delivery Co. LLC Senior Sec. Notes 7.00% due 09/01/22	985,000	1,121,760
PSEG Power LLC Company Guar. Notes 5.32% due 09/15/16*	414,000	435,299
PSEG Power LLC Company Guar. Notes 6.95% due 06/01/12	593,000	651,719
System Energy Resources, Inc. Sec. Bonds 5.13% due 01/15/14*(4)(5)	190,514	189,783

		6,379,330

Electronic Forms — 0.1%
Adobe Systems, Inc. Senior Notes 3.25% due 02/01/15	209,000	209,939
Adobe Systems, Inc. Senior Notes 4.75% due 02/01/20	494,000	492,832

		702,771

Finance-Consumer Loans — 0.1%
HSBC Finance Corp. Notes 5.25% due 01/14/11	725,000	752,849

Finance-Credit Card — 0.2%
American Express Co. Senior Notes 5.50% due 09/12/16	1,374,000	1,431,893

Finance-Investment Banker/Broker — 0.4%
JPMorgan Chase Capital XXVII Company Guar. Notes 7.00% due 11/01/39	450,000	465,390
Merrill Lynch & Co., Inc. Sub. Notes 6.11% due 01/29/37	710,000	646,553
Merrill Lynch & Co., Inc. Notes 6.15% due 04/25/13	720,000	778,969
UBS Preferred Funding Trust V Company Guar. Notes 6.24% due 05/15/16(2)(9)	1,380,000	1,143,675

		3,034,587

Food-Retail — 0.0%
The Kroger Co. Notes 5.00% due 04/15/13	342,000	364,383

Hotel/Motels — 0.1%
Wyndham Worldwide Corp. Senior Notes 6.00% due 12/01/16	593,000	574,172

Insurance-Multi-line — 0.2%
Metropolitan Life Global Funding I Senior Notes 5.13% due 04/10/13*	340,000	366,276
Metropolitan Life Global Funding I Notes 5.13% due 06/10/14*	290,000	310,689
The Allstate Corp. Senior Notes 5.55% due 05/09/35	73,000	71,458
The Allstate Corp. Senior Notes 6.13% due 12/15/32	604,000	629,612

		1,378,035

Insurance-Property/Casualty — 0.2%
Chubb Corp. Jr. Sub. Notes 6.38% due 03/29/37(2)	1,210,000	1,161,600

Machine Tools & Related Products — 0.1%
Kennametal, Inc. Senior Notes 7.20% due 06/15/12(4)	710,000	748,519

Medical Labs & Testing Services — 0.2%
Roche Holdings, Inc. Company Guar. Notes 6.00% due 03/01/19*	1,150,000	1,270,128

SunAmerica Series Trust MFS Total Return Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2010 — (continued)

		Market
	Principal	Value
Security Description	Amount	(Note 2)

U.S. CORPORATE BONDS & NOTES (continued)

Medical Products — 0.2%
CareFusion Corp. Senior Notes 6.38% due 08/01/19*	$720,000	$791,823
Hospira, Inc. Senior Notes 5.55% due 03/30/12	310,000	332,878
Hospira, Inc. Senior Notes 6.05% due 03/30/17	555,000	600,672

		1,725,373

Medical-Drugs — 0.2%
Allergan, Inc. Senior Notes 5.75% due 04/01/16	800,000	889,471
Pfizer, Inc. Senior Notes 7.20% due 03/15/39	340,000	411,468

		1,300,939

Medical-Wholesale Drug Distribution — 0.1%
Cardinal Health, Inc. Notes 5.80% due 10/15/16	443,000	475,720

Multimedia — 0.2%
News America Holdings, Inc. Company Guar. Debentures 8.50% due 02/23/25	664,000	804,182
Time Warner Entertainment Co. LP Senior Notes 8.38% due 07/15/33	700,000	850,230

		1,654,412

Oil Companies-Exploration & Production — 0.3%
Anadarko Petroleum Corp. Senior Notes 6.45% due 09/15/36	860,000	884,360
Devon OEI Operating, Inc. Company Guar. Senior Notes 7.25% due 10/01/11	1,248,000	1,364,632

		2,248,992

Oil Companies-Integrated — 0.0%
Hess Corp. Senior Notes 8.13% due 02/15/19	190,000	231,802

Oil Refining & Marketing — 0.2%
Valero Energy Corp. Senior Notes 6.88% due 04/15/12	1,065,000	1,168,494

Pipelines — 0.5%
CenterPoint Energy Resources Corp. Senior Notes 7.88% due 04/01/13	652,000	747,796
Enterprise Products Operating LLC Company Guar. Bonds 6.50% due 01/31/19	565,000	621,051
Kinder Morgan Energy Partners LP Notes 6.75% due 03/15/11	1,154,000	1,217,543
Kinder Morgan Energy Partners LP Senior Notes 7.40% due 03/15/31	110,000	123,734
Kinder Morgan Energy Partners LP Senior Bonds 7.75% due 03/15/32	212,000	246,429
Spectra Energy Capital LLC Senior Notes 8.00% due 10/01/19	708,000	853,381

		3,809,934

Property Trust — 0.0%
WEA Finance LLC / WT Finance Australia Property, Ltd. Company Guar. Notes 6.75% due 09/02/19*	233,000	253,384

Real Estate Investment Trusts — 0.4%
Boston Properties LP Senior Notes 5.00% due 06/01/15	147,000	151,016
HRPT Properties Trust Senior Notes 6.25% due 08/15/16	988,000	989,839
Kimco Realty Corp. Senior Notes 6.00% due 11/30/12	750,000	800,633
Simon Property Group LP Notes 5.88% due 03/01/17	673,000	706,195
Vornado Realty LP Notes 4.75% due 12/01/10	500,000	511,285

		3,158,968

Rental Auto/Equipment — 0.1%
Erac USA Finance Co. Company Guar. Notes 7.00% due 10/15/37*	711,000	747,405

Retail-Apparel/Shoe — 0.1%
Limited Brands, Inc. Senior Notes 5.25% due 11/01/14	616,000	594,440

Retail-Building Products — 0.0%
Home Depot, Inc. Senior Notes 5.88% due 12/16/36	303,000	293,633

Retail-Discount — 0.2%
Wal-Mart Stores, Inc. Bonds 5.25% due 09/01/35	1,503,000	1,449,668

SunAmerica Series Trust MFS Total Return Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2010 — (continued)

		Market
	Principal	Value
Security Description	Amount	(Note 2)

U.S. CORPORATE BONDS & NOTES (continued)

Retail-Drug Store — 0.1%
CVS Caremark Corp. Senior Notes 6.13% due 08/15/16	$610,000	$673,878

Sovereign Agency — 0.0%
Financing Corp. Bonds 9.65% due 11/02/18	235,000	331,942

Special Purpose Entity — 0.1%
Crown Castle Towers LLC Senior Sec. Notes 6.11% due 01/15/20*(4)(5)	454,000	470,710

Telephone-Integrated — 0.4%
AT&T, Inc. Senior Notes 6.55% due 02/15/39	820,000	870,130
BellSouth Corp. Senior Notes 6.55% due 06/15/34	912,000	944,983
Verizon New York, Inc. Senior Notes 6.88% due 04/01/12	1,428,000	1,569,999

		3,385,112

Television — 0.1%
Hearst-Argyle Television, Inc. Debentures 7.50% due 11/15/27	800,000	614,554

Tobacco — 0.1%
Philip Morris International, Inc. Senior Notes 4.88% due 05/16/13	532,000	572,694

Transport-Rail — 0.0%
CSX Corp. Senior Notes 6.75% due 03/15/11	51,000	54,055

Total U.S. CORPORATE BONDS & NOTES (cost $59,475,398)		62,735,176

FOREIGN CORPORATE BONDS & NOTES — 3.4%
Banks-Commercial — 1.0%
Banco Bradesco SA Sub. Notes 6.75% due 09/29/19*	392,000	396,732
Commonwealth Bank of Australia Senior Notes 5.00% due 10/15/19*	460,000	463,083
Groupe BPCE SA Sub. Notes 12.50% due 09/30/19*(2)(9)	884,000	1,062,013
ING Bank NV Government Guar. Notes 3.90% due 03/19/14*	830,000	864,677
Nordea Bank AB Bonds 5.42% due 04/20/15*(2)(9)	275,000	237,810
Royal Bank of Scotland PLC Government Guar. Notes 2.63% due 05/11/12*	1,480,000	1,519,057
Svenska Handelsbanken AB Senior Notes 4.88% due 06/10/14*	860,000	907,038
UniCredito Italiano Capital Trust II Bank Guar. Notes 9.20% due 10/05/10*(2)(9)	1,112,000	1,100,880
Woori Bank Sub. Debentures Notes 6.13% due 05/01/11*(10)	1,480,000	1,495,325

		8,046,615

Banks-Money Center — 0.2%
DBS Capital Funding Corp. Company Guar. Notes 7.66% due 03/15/11*(2)(9)	453,000	463,192
Unicredit Luxembourg Finance SA Senior Sub. Notes 6.00% due 10/31/17*	910,000	943,562

		1,406,754

Banks-Mortgage — 0.1%
Achmea Hypotheekbank NV Government Liquid Guar. Notes 3.20% due 11/03/14*	570,000	577,122

Banks-Special Purpose — 0.1%
Kreditanstalt fuer Wiederaufbau Government Guar. Notes 4.88% due 06/17/19	840,000	903,811

Beverages-Wine/Spirits — 0.1%
Diageo Finance BV Company Guar. Bonds 5.50% due 04/01/13	777,000	855,141

Cellular Telecom — 0.1%
Rogers Communications, Inc. Company Guar. Notes 6.80% due 08/15/18	982,000	1,116,773

Diversified Banking Institutions — 0.1%
BNP Paribas Jr. Sub. Notes 7.20% due 06/25/37*(2)(9)	400,000	386,000

Diversified Financial Services — 0.1%
Irish Life & Permanent Group Holdings PLC Government Guar. Notes 3.60% due 01/14/13*(4)(5)	1,000,000	1,006,975

Diversified Manufacturing Operations — 0.1%
Tyco Electronics Group SA Senior Notes 6.55% due 10/01/17	835,000	907,665

Diversified Minerals — 0.0%
Vale Overseas, Ltd. Company Guar. Notes 6.88% due 11/10/39	352,000	359,438

SunAmerica Series Trust MFS Total Return Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2010 — (continued)

		Market
	Principal	Value
Security Description	Amount	(Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)

Electric-Integrated — 0.2%
EDP Finance BV Senior Notes 6.00% due 02/02/18*	$645,000	$691,083
Enel Finance International SA Company Guar. Notes 6.25% due 09/15/17*	887,000	973,582

		1,664,665

Insurance-Multi-line — 0.1%
ING Groep NV Bonds 5.78% due 12/08/15(2)(9)	1,000,000	786,850

Machinery-Construction & Mining — 0.1%
Atlas Copco AB Bonds 5.60% due 05/22/17*	900,000	941,080

Oil Companies-Exploration & Production — 0.1%
Ras Laffan Liquefied Natural Gas Co., Ltd. III Company Guar. Senior Notes 5.83% due 09/30/16*	530,000	559,548

Oil Companies-Integrated — 0.4%
Husky Energy, Inc. Senior Notes 5.90% due 06/15/14	500,000	550,560
Husky Energy, Inc. Senior Notes 7.25% due 12/15/19	512,000	598,252
Petro-Canada Senior Notes 6.05% due 05/15/18	1,075,000	1,171,305
Petroleos Mexicanos Company Guar. Notes 8.00% due 05/03/19	491,000	559,740

		2,879,857

Special Purpose Entities — 0.2%
MUFG Capital Finance 1, Ltd. Bonds 6.35% due 07/25/16(2)(9)	344,000	332,965
UFJ Finance Aruba AEC Bank Guar. Bonds 6.75% due 07/15/13	725,000	814,709

		1,147,674

Steel-Producers — 0.1%
ArcelorMittal Senior Notes 6.13% due 06/01/18	1,092,000	1,136,345

SupraNational — 0.1%
Asian Development Bank Notes 2.75% due 05/21/14	620,000	631,145

Telephone-Integrated — 0.2%
Q-Tel International Finance, Ltd. Company Guar. Notes 7.88% due 06/10/19*	459,000	514,914
Telecom Italia Capital SA Company Guar. Notes 5.25% due 11/15/13	343,000	366,349
Telefonica Europe BV Company Guar. Bonds 7.75% due 09/15/10	263,000	274,043

		1,155,306

Total Foreign Corporate Bonds & Notes (cost $25,533,789)		26,468,764

FOREIGN GOVERNMENT AGENCIES — 0.2%
Sovereign — 0.1%
AID-Egypt U.S. Govt. Guar. Notes 4.45% due 09/15/15	785,000	830,488
Republic of Peru Notes 7.35% due 07/21/25	102,000	113,985

		944,473

Sovereign Agency — 0.1%
Societe Financement de l’Economie Francaise Government Guar. Notes 3.38% due 05/05/14*	468,000	484,256

Total Foreign Government Agencies (cost $1,355,614)		1,428,729

MUNICIPAL BONDS & NOTES — 0.6%
Municipal Bonds — 0.1%
New Jersey State Turnpike Authority Revenue Bonds 7.41% due 01/01/40	675,000	783,297

U.S. Municipal Bonds & Notes — 0.5%
California Educational Facilities Authority 5.00% due 03/15/39	415,000	465,194
Massachusetts Health & Educational Facilities Authority 5.50% due 06/01/30	465,000	537,331
Massachusetts Health & Educational Facilities Authority 5.50% due 07/01/32	1,380,000	1,672,864
Metropolitan Transportation Authority 7.34% due 11/15/39	695,000	797,512

		3,472,901

Total Municipal Bonds & Notes (cost $4,072,947)		4,256,198

U.S. GOVERNMENT AGENCIES — 15.6%
Federal Home Loan Mtg. Corp. — 5.0%
4.50% due 08/01/18	516,968	545,123
4.50% due 11/01/18	773,276	815,390
4.50% due 01/01/19	206,967	218,239
4.50% due 03/01/19	63,560	66,759
4.50% due 08/01/19	35,168	37,018
4.50% due 02/01/20	62,183	65,453
4.50% due 08/01/24	2,136,107	2,224,405
4.50% due 04/01/35	571,975	581,262

SunAmerica Series Trust MFS Total Return Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2010 — (continued)

		Market
	Principal	Value
Security Description	Amount	(Note 2)

U.S. GOVERNMENT AGENCIES (continued)
Federal Home Loan Mtg. Corp. (continued)

4.50% due 06/01/39	$2,784,630	$2,815,226
4.63% due 10/25/12	2,500,000	2,714,530
5.00% due 03/01/18	319,998	341,058
5.00% due 05/01/18	142,238	151,599
5.00% due 09/01/18	220,841	235,375
5.00% due 02/01/19	537,667	572,716
5.00% due 09/01/33	1,067,347	1,114,061
5.00% due 11/01/33	725,635	757,394
5.00% due 03/01/34	342,795	357,476
5.00% due 04/01/34	193,420	201,704
5.00% due 08/01/35	695,893	725,045
5.00% due 10/01/35	1,619,427	1,687,266
5.00% due 11/01/35	1,543,070	1,607,711
5.00% due 07/01/39	5,685,167	5,916,219
5.50% due 01/01/19	350,965	377,902
5.50% due 04/01/19	29,090	31,350
5.50% due 06/01/19	20,442	22,011
5.50% due 07/01/19	157,996	170,122
5.50% due 10/01/24	267,469	287,019
5.50% due 06/01/25	424,730	455,373
5.50% due 07/01/25	211,625	226,894
5.50% due 08/01/25	341,553	366,196
5.50% due 09/01/25	208,215	223,237
5.50% due 05/01/33	265,607	282,844
5.50% due 12/01/33	277,072	295,053
5.50% due 01/01/34	954,945	1,016,919
5.50% due 04/01/34	131,398	139,843
5.50% due 11/01/34	78,329	83,363
5.50% due 05/01/35	74,848	79,565
5.50% due 09/01/35	175,462	186,521
5.50% due 10/01/35	588,655	625,754
6.00% due 04/01/16	34,293	37,000
6.00% due 04/01/17	82,992	89,543
6.00% due 07/01/17	44,237	47,729
6.00% due 10/01/17	59,796	64,516
6.00% due 08/01/19	230,019	248,032
6.00% due 09/01/19	53,408	57,591
6.00% due 11/01/19	81,102	87,479
6.00% due 05/01/21	96,773	104,261
6.00% due 10/01/21	246,349	265,411
6.00% due 02/01/23	374,057	405,825
6.00% due 12/01/25	133,904	144,680
6.00% due 02/01/26	137,033	148,060
6.00% due 04/01/34	88,150	95,186
6.00% due 07/01/34	536,062	578,850
6.00% due 08/01/34	1,182,350	1,276,722
6.00% due 09/01/34	127,042	137,182
6.00% due 07/01/35	233,679	251,454
6.00% due 08/01/35	210,825	226,861
6.00% due 11/01/35	538,763	579,745
6.00% due 03/01/36	214,761	230,561
6.00% due 07/01/36	163,725	175,770
6.00% due 10/01/36	481,332	519,750
6.00% due 01/01/37	363,436	390,173
6.00% due 03/01/37	562,538	603,571
6.00% due 05/01/37	664,725	713,212
6.00% due 06/01/37	603,542	647,566
6.50% due 05/01/34	69,923	76,039
6.50% due 06/01/34	96,210	104,626
6.50% due 08/01/34	467,449	508,338
6.50% due 10/01/34	235,719	256,928
6.50% due 11/01/34	8,919	9,700
6.50% due 05/01/37	191,201	206,492
6.50% due 07/01/37	410,208	443,014
6.50% due 02/01/38	294,815	318,237

		38,671,099

Federal National Mtg. Assoc. — 8.7%
4.01% due 08/01/13	80,924	84,885
4.02% due 08/01/13	227,048	238,131
4.50% due 04/01/18	372,137	392,636
4.50% due 06/01/18	492,535	519,667
4.50% due 07/01/18	172,044	181,522
4.50% due 03/01/19	225,420	237,415
4.50% due 04/01/20	455,118	479,335
4.50% due 05/01/20	127,605	134,076
4.50% due 07/01/20	135,814	143,041
4.50% due 08/01/33	1,199,790	1,223,851
4.50% due 02/01/35	320,718	326,348
4.50% due 09/01/35	353,914	359,573
4.60% due 05/01/14	413,527	440,128
4.63% due 04/01/14	200,633	213,586
4.67% due 04/01/13	48,706	51,713
4.82% due 12/01/12	617,223	654,175
4.84% due 08/01/14	542,339	580,429
4.87% due 02/01/14	308,282	328,782
4.88% due 03/01/20	144,263	153,250
4.94% due 08/01/15	200,000	212,084
5.00% due 02/01/18	1,415,622	1,509,844
5.00% due 11/01/18	553,190	589,338
5.00% due 07/01/19	224,838	239,389
5.00% due 11/01/19	312,756	332,998
5.00% due 03/01/20	119,356	126,894
5.00% due 07/01/20	169,545	180,253
5.00% due 08/01/20	84,126	89,440
5.00% due 11/01/33	485,250	506,260
5.00% due 03/01/34	618,508	645,141
5.00% due 05/01/34	186,843	194,758
5.00% due 08/01/34	219,617	228,920
5.00% due 09/01/34	558,516	582,175
5.00% due 12/01/34	145,492	151,655
5.00% due 01/01/35	464,247	483,913
5.00% due 06/01/35	1,240,923	1,292,131
5.00% due 07/01/35	1,804,565	1,879,033
5.00% due 08/01/35	398,290	414,725
5.00% due 08/01/36	435,421	453,389
5.00% due 03/01/38	2,090,775	2,175,629
5.00% due 05/01/38	1,982,291	2,062,742
5.00% due 10/01/39	550,062	572,331
5.27% due 12/01/16	330,000	357,273
5.37% due 02/01/13	284,839	307,347
5.37% due 05/01/18	510,000	551,676
5.50% due 11/01/17	311,789	335,524
5.50% due 01/01/18	452,064	486,478
5.50% due 02/01/18	292,299	315,281
5.50% due 07/01/19	353,189	380,628
5.50% due 08/01/19	86,647	93,378

SunAmerica Series Trust MFS Total Return Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2010 — (continued)

		Market
	Principal	Value
Security Description	Amount	(Note 2)

U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)

5.50% due 09/01/19	$370,621	$399,413
5.50% due 01/01/21	262,278	282,244
5.50% due 03/01/21	86,787	93,014
5.50% due 05/01/22	139,383	149,253
5.50% due 02/01/33	539,366	573,779
5.50% due 06/01/33	727,425	773,837
5.50% due 07/01/33	2,922,976	3,109,473
5.50% due 11/01/33	843,326	897,134
5.50% due 12/01/33	158,820	168,953
5.50% due 01/01/34	517,467	550,483
5.50% due 02/01/34	1,107,736	1,178,249
5.50% due 03/01/34	99,285	105,588
5.50% due 04/01/34	255,352	271,485
5.50% due 05/01/34	996,456	1,059,412
5.50% due 06/01/34	64,914	69,015
5.50% due 07/01/34	1,359,049	1,444,912
5.50% due 09/01/34	2,137,492	2,272,537
5.50% due 10/01/34	2,752,710	2,926,624
5.50% due 11/01/34	2,864,444	3,045,416
5.50% due 12/01/34	1,173,284	1,247,410
5.50% due 01/01/35	1,510,190	1,610,012
5.50% due 04/01/35	219,627	233,263
5.50% due 09/01/35	787,295	836,174
5.50% due 06/01/36	401,724	426,288
5.50% due 03/01/37	298,068	316,294
6.00% due 01/01/17	312,136	337,116
6.00% due 08/01/17	198,942	215,112
6.00% due 03/01/18	56,905	61,531
6.00% due 11/01/18	474,844	512,847
6.00% due 01/01/21	132,813	143,234
6.00% due 05/01/21	61,299	66,109
6.00% due 07/01/21	263,594	284,278
6.00% due 11/01/25	134,002	144,612
6.00% due 04/01/34	809,313	873,784
6.00% due 05/01/34	494,193	533,561
6.00% due 06/01/34	1,573,682	1,699,042
6.00% due 07/01/34	920,051	993,342
6.00% due 08/01/34	827,723	893,660
6.00% due 10/01/34	1,005,629	1,085,798
6.00% due 11/01/34	103,105	111,318
6.00% due 12/01/34	55,549	59,974
6.00% due 08/01/35	204,986	220,482
6.00% due 09/01/35	513,929	558,743
6.00% due 10/01/35	339,554	365,224
6.00% due 11/01/35	162,188	174,449
6.00% due 12/01/35	1,020,333	1,097,469
6.00% due 02/01/36	763,667	821,399
6.00% due 03/01/36	132,076	141,751
6.00% due 04/01/36	327,646	351,649
6.00% due 06/01/36	285,898	307,307
6.00% due 12/01/36	294,701	316,290
6.00% due 03/01/37	337,179	361,194
6.00% due 07/01/37	536,547	574,762
6.33% due 03/01/11	117,950	123,112
6.50% due 06/01/31	207,751	226,930
6.50% due 07/01/31	72,125	78,784
6.50% due 09/01/31	235,396	257,127
6.50% due 02/01/32	94,827	103,581
6.50% due 07/01/32	518,975	566,195
6.50% due 08/01/32	398,809	434,878
6.50% due 01/01/33	255,073	278,143
6.50% due 04/01/34	57,924	63,018
6.50% due 06/01/34	103,793	112,920
6.50% due 08/01/34	350,793	381,642
6.50% due 05/01/36	249,159	269,514
6.50% due 01/01/37	166,746	180,368
6.50% due 02/01/37	1,098,286	1,186,660
6.50% due 05/01/37	474,436	512,601
6.50% due 07/01/37	381,236	411,904
7.50% due 02/01/30	31,526	35,707
7.50% due 03/01/31	85,627	97,039
7.50% due 01/01/32	68,086	77,160

		67,236,752

Government National Mtg. Assoc. — 1.5%
4.50% due 07/20/33	57,685	58,940
4.50% due 09/20/33	372,375	380,471
4.50% due 12/20/34	199,807	203,843
5.00% due 07/20/33	83,917	88,141
5.00% due 06/15/34	344,339	361,148
5.00% due 10/15/34	175,501	184,301
5.00% due 05/15/39	2,096,997	2,193,457
5.00% due 09/15/39	2,577,967	2,690,925
5.50% due 11/15/32	306,504	326,872
5.50% due 05/15/33	1,957,382	2,086,840
5.50% due 08/15/33	137,616	146,717
5.50% due 12/15/33	441,763	471,225
5.50% due 09/15/34	197,526	210,405
5.50% due 10/15/35	24,718	26,299
6.00% due 09/15/32	407,277	439,650
6.00% due 04/15/33	363,501	391,940
6.00% due 02/15/34	217,207	233,658
6.00% due 07/15/34	177,401	190,837
6.00% due 09/15/34	192,596	207,183
6.00% due 01/20/35	95,851	103,127
6.00% due 02/20/35	133,602	143,742
6.00% due 04/20/35	71,794	77,244
6.00% due 01/15/38	667,890	713,882

		11,930,847

Small Business Administration — 0.4%
Small Business Administration 4.35% due 07/01/23	102,057	106,452
Small Business Administration 4.77% due 04/01/24	295,978	311,578
Small Business Administration 4.95% due 03/01/25	723,188	766,880
Small Business Administration 4.99% due 09/01/24	438,641	463,200
Small Business Administration 5.18% due 05/01/24	472,677	501,365
Small Business Administration 5.52% due 06/01/24	734,054	782,855

		2,932,330

Total U.S. Government Agencies (cost $114,631,258)		120,771,028

SunAmerica Series Trust MFS Total Return Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2010 — (continued)

		Market
	Principal	Value
Security Description	Amount	(Note 2)

U.S. GOVERNMENT TREASURIES — 9.9%
United States Treasury Bonds — 1.8%
5.00% due 05/15/37	$4,072,000	$4,425,120
5.25% due 02/15/29	739,000	821,444
5.38% due 02/15/31	3,686,000	4,172,091
6.00% due 02/15/26	1,143,000	1,372,315
6.25% due 08/15/23	611,000	746,566
6.75% due 08/15/26	377,000	487,861
8.00% due 11/15/21	318,000	441,076
8.50% due 02/15/20	1,341,000	1,887,039

		14,353,512

United States Treasury Notes — 8.1%
0.88% due 02/28/11	5,516,000	5,547,888
1.50% due 10/31/10	8,236,000	8,312,570
1.50% due 12/31/13	2,374,000	2,343,026
1.88% due 04/30/14	8,060,000	8,018,443
2.00% due 11/30/13	1,361,000	1,371,526
2.63% due 02/29/16	505,000	500,108
2.75% due 10/31/13	6,188,000	6,410,867
3.13% due 09/30/13	6,942,000	7,289,100
3.50% due 05/31/13	1,900,000	2,021,868
3.75% due 11/15/18	5,727,000	5,845,119
3.88% due 02/15/13	462,000	496,758
4.13% due 08/31/12	4,098,000	4,412,075
4.13% due 05/15/15	1,220,000	1,322,842
4.75% due 05/15/14	829,000	923,752
5.13% due 06/30/11	6,655,000	7,088,613
6.50% due 02/15/10	728,000	729,735

		62,634,290

Total U.S. Government Treasuries (cost $75,660,219)		76,987,802

Total Long-Term Investment Securities (cost $719,528,070)		759,270,565

SHORT-TERM INVESTMENT SECURITIES — 1.6%
Commercial Paper — 1.6%
Bank of America Corp. 0.11% due 02/01/10 (cost $12,330,000)	$12,330,000	12,330,000

TOTAL INVESTMENTS (cost $731,858,070)(11)	99.5%	771,600,565
Other assets less liabilities	0.5	3,911,096

NET ASSETS	100.0%	$775,511,661

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At January 31, 2010, the aggregate value of these securities was $25,719,643 representing 3.3% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Commercial Mortgage Backed Security
(2)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of January 31, 2010.
(3)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.
(4)	Illiquid security. At January 31, 2009, the aggregate value of these securities was $5,617,805, representing 0.7% of net assets.

SunAmerica Series Trust MFS Total Return Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2010 — (continued)

(5)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of January 31, 2010, the MFS Total Return Portfolio held the following restricted securities:

		Principal			Market
	Acquisition	Amount/	Acquisition	Market	Value Per	% of Net
Name	Date	Shares	Cost	Value	Share	Assets

Bayview Financial Revolving Mtg. Loan Trust 1.83% due 12/28/40	03/01/06	$682,728	$683,494	$290,296	$42.52	0.04%
Capital Trust Re CDO, Ltd. 5.16% due 06/25/35	04/07/06	1,000,000	962,695	850,000	85.00	0.11
Crown Castle Towers LLC 6.11% due 01/15/20	01/08/10	454,000	454,000	470,710	103.68	0.06
Irish Life & Permanent Group Holdings PLC 3.60% due 01/14/13	01/07/10	700,000	699,622
	01/08/10	300,000	300,582

		1,000,000	1,000,204	1,006,975	100.70	0.13

Spirit Master Funding LLC 5.05% due 07/20/23	10/04/05	706,377	698,021	593,442	84.01	0.08
System Energy Resources, Inc. 5.13% due 01/15/14	04/16/04	190,514	190,514	189,783	99.62	0.02

				$3,401,206		0.44%

(6)	Variable Rate Security — the rate reflected is as of January 31, 2010, maturity date reflects the stated maturity date.
(7)	Interest Only
(8)	Collateralized Mortgage Obligation
(9)	Perpetual maturity — maturity date reflects the next call date.
(10)	Variable Rate Security — the rate reflected is as of January 31, 2010, maturity date reflects next reset date.
(11)	See Note 3 for cost of investments on a tax basis.
(12)	Security was valued using fair value procedures at January 31, 2010. The aggregate value of these securities was $25,636,247 representing 3.3% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 2 regarding fair value pricing for foreign equity securities.
ADR — American Depository Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2010 (see Note 2):

	Level 1 - Unadjusted	Level 2 - Other		Level 3 - Significant
	Quoted Prices	Observable Inputs		Unobservable Inputs	Total

Long-Term Investment Securities:
Common Stock	$417,450,758	$25,636,247	+	$—	$443,087,005
Preferred Stock	3,477,681	—		—	3,477,681
Asset Backed Securities	—	18,324,444		1,733,738	20,058,182
U.S. Corporate Bonds & Notes	—	62,735,176		—	62,735,176
Foreign Corporate Bonds & Notes	—	26,468,764		—	26,468,764
Foreign Government Agencies	—	1,428,729		—	1,428,729
Municipal Bonds & Notes	—	4,256,198		—	4,256,198
U.S. Government Agencies	—	120,771,028		—	120,771,028
U.S. Government Treasuries	76,258,067	729,735		—	76,987,802
Short Term Investment Securities:
Commercial Paper	—	12,330,000		—	12,330,000

Total	$497,186,506	$272,680,321		$1,733,738	$771,600,565

+	Includes foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities; therefore these investment securities were classified as Level 2 instead of Level 1. (See Note 2)

SunAmerica Series Trust MFS Total Return Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2010 — (continued)

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

Asset Backed
Securities

Balance as of 1/31/2009	$1,027,000
Accrued discounts/premiums	—
Realized gain(loss)	614
Change in unrealized appreciation(depreciation)	141,973
Net purchases(sales)	(47,631)
Transfers in and/or out of Level 3	611,782

Balance as of 01/31/2010	$1,733,738

See Notes to Financial Statements

SunAmerica Series Trust Telecom Utility Portfolio
PORTFOLIO PROFILE — January 31, 2010 — (unaudited)

Industry Allocation*

Electric-Integrated	32.3%
Cellular Telecom	10.9
Telephone-Integrated	9.5
Pipelines	7.1
Oil Companies-Exploration & Production	6.9
Gas-Distribution	5.3
Cable/Satellite TV	5.1
Electric-Generation	5.1
Telecom Services	4.1
Electric-Transmission	3.0
Commercial Paper	2.6
Independent Power Producers	2.5
Electric-Distribution	1.7
Wireless Equipment	1.1
Water	1.1
Energy-Alternate Sources	1.1
Cable TV	0.1
Coal	0.1
Multimedia	0.1

99.7%

*	Calculated as a percentage of net assets

SunAmerica Series Trust Telecom Utility Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2010

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK — 90.1%
Cable/Satellite TV — 5.1%
Cablevision Systems Corp., Class A	2,200	$56,408
Comcast Corp., Special Class A	53,300	806,962
DirecTV, Class A†	4,100	124,435
Time Warner Cable, Inc.	19,642	856,195

		1,844,000

Cellular Telecom — 10.9%
America Movil SAB de CV, Series L ADR	4,290	187,259
Cellcom Israel, Ltd.	32,060	1,028,164
China Unicom Hong Kong, Ltd. ADR	9,000	100,800
Mobile Telesystems ADR	4,670	223,133
MTN Group, Ltd.(3)	21,790	310,478
NII Holdings, Inc.†	3,090	101,167
Partner Communications ADR	14,700	304,878
Rogers Communications, Inc., Class B	4,660	145,389
Vimpel-Communications ADR	8,600	156,004
Vivo Participacoes SA ADR	16,525	462,535
Vodafone Group PLC(3)	443,028	951,757

		3,971,564

Electric-Generation — 4.1%
China Hydroelectric Corp. ADR†	9,760	121,219
The AES Corp.†	79,990	1,010,274
Tractebel Energia SA	34,000	364,891

		1,496,384

Electric-Integrated — 30.3%
Allegheny Energy, Inc.	20,000	419,000
Alliant Energy Corp.	6,000	187,200
American Electric Power Co., Inc.	25,250	874,912
Cia Paranaense de Energia-Copel ADR	6,100	124,135
CMS Energy Corp.	86,890	1,318,121
Consolidated Edison, Inc.	2,150	94,041
Constellation Energy Group, Inc.	18,970	612,352
CPFL Energia SA	4,000	76,987
CPFL Energia SA ADR	300	17,727
Dominion Resources, Inc.	12,800	479,488
DPL, Inc.	23,920	642,013
DTE Energy Co.	3,100	130,324
E.ON AG(3)	17,500	642,542
EDF SA(3)	300	16,168
Energias Do Brasil	7,190	134,836
Entergy Corp.	5,300	404,443
FirstEnergy Corp.	13,300	580,146
GDF Suez(3)	7,210	273,378
Northeast Utilities	20,790	526,403
OGE Energy Corp.	14,200	514,324
PG&E Corp.	15,100	637,824
PPL Corp.	32,300	952,527
Public Service Enterprise Group, Inc.	25,220	771,480
RWE AG(3)	1,600	141,797
Wisconsin Energy Corp.	9,300	455,142

		11,027,310

Electric-Transmission — 3.0%
National Grid PLC(3)	44,600	448,970
Red Electrica Corp. SA(3)	12,964	650,681

		1,099,651

Energy-Alternate Sources — 0.8%
China Longyuan Power Group Corp.†	164,000	202,783
Covanta Holding Corp.†*	4,200	73,500
First Solar, Inc.†	200	22,660

		298,943

Gas-Distribution — 5.3%
CenterPoint Energy, Inc.	10,500	146,475
Enagas(3)	13,832	287,182
NiSource, Inc.	14,300	203,775
Sempra Energy	24,910	1,264,182
Southern Union Co.	1,800	39,672

		1,941,286

Independent Power Producers — 2.5%
Calpine Corp.†	18,300	200,385
NRG Energy, Inc.†	28,579	689,040

		889,425

Multimedia — 0.1%
The Walt Disney Co.	600	17,730

Oil Companies-Exploration & Production — 6.9%
Apache Corp.	800	79,016
EQT Corp.	28,010	1,233,000
Questar Corp.	29,220	1,212,046

		2,524,062

Pipelines — 6.1%
El Paso Corp.	86,660	879,599
ONEOK, Inc.	2,200	92,818
Spectra Energy Corp.	3,650	77,563
The Williams Cos., Inc.	56,330	1,173,917

		2,223,897

Telecom Services — 3.2%
Singapore Telecommunications, Ltd.(3)	91,000	193,476
Virgin Media, Inc.†*	69,600	987,624

		1,181,100

Telephone-Integrated — 9.5%
AT&T, Inc.	34,422	872,942
CenturyTel, Inc.	19,100	649,591
France Telecom SA(3)	800	18,394
Frontier Communications Corp.	16,800	127,848
Hellenic Telecommunications Organization SA(3)	9,600	130,923
Koninklijke KPN NV(3)	31,650	524,876
Philippine Long Distance Telephone Co.(3)	1,500	85,248
Philippine Long Distance Telephone Co. ADR	3,000	167,910
Portugal Telecom SGPS SA(3)	1,800	18,640
Telefonica SA(3)	14,946	359,003
Windstream Corp.	48,200	496,942

		3,452,317

Water — 1.1%
American Water Works Co., Inc.	9,160	199,688
Companhia de Saneamento de Minas Gerais	15,100	204,271

		403,959

SunAmerica Series Trust Telecom Utility Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2010 — (continued)

	Shares/	Market
	Principal	Value
Security Description	Amount	(Note 2)

COMMON STOCK (continued)

Wireless Equipment — 1.1%
American Tower Corp., Class A†	7,800	$331,110
Crown Castle International Corp.†	2,000	73,880

		404,990

Total Common Stock (cost $32,452,261)		32,776,618

PREFERRED STOCK — 6.0%
Cable TV — 0.1%
NET Servicos de Comunicacao SA†	3,100	35,851

Electric-Distribution — 1.7%
Eletropaulo Metropolitana SA	32,920	626,964

Electric-Generation — 0.9%
AES Tiete SA	33,900	341,338

Electric-Integrated — 2.0%
Companhia Paranaense de Energia-Copel	4,100	83,827
FPL Group, Inc. 8.4%	8,850	451,350
Great Plains Energy, Inc. 12.0%	2,910	183,767

		718,944

Pipelines — 1.0%
El Paso Corp.	370	347,800

Telecom Services — 0.3%
Tim Participacoes SA ADR	4,100	107,707

Total Preferred Stock (cost $2,109,706)		2,178,604

CONVERTIBLE BONDS & NOTES — 0.9%
Energy-Alternate Sources — 0.3%
Covanta Holding Corp. Senior Notes 3.25% due 06/01/14*(2)	$84,550	95,119

Telecom Services — 0.6%
Virgin Media, Inc. Senior Notes 6.50% due 11/15/16*(2)	201,000	218,085

Total Convertible Bonds & Notes (cost $247,724)		313,204

U.S. CORPORATE BONDS & NOTES — 0.1%
Coal — 0.1%
Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp. Company Guar. Notes 8.25% due 12/15/17*	15,000	15,376
Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp. Company Guar. Notes 8.25% due 12/15/19*	15,000	15,600

Total U.S. CORPORATE BONDS & NOTES (cost $29,768)		30,976

Total Long-Term Investment Securities (cost $34,839,459)		35,299,402

SHORT-TERM INVESTMENT SECURITIES — 2.6%
Commercial Paper — 2.6%
HSBC Americas, Inc. 0.13% due 02/01/10 (cost $937,000)	$937,000	937,000

TOTAL INVESTMENTS (cost $35,776,459)(1)	99.7%	36,236,402
Other assets less liabilities	0.3	117,368

NET ASSETS	100.0%	$36,353,770

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At January 31, 2010, the aggregate value of these securities was $344,179 representing 1.0% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	See Note 3 for cost of investments on a tax basis.
(2)	Illiquid security. At January 31, 2010, the aggregate value of these securities was $313,204 representing 0.9% of net assets.
(3)	Security was valued using fair value procedures at January 31, 2010. The aggregate value of these securities was $5,034,873 representing 13.8% of net assets. Securities are classified as Level 2 disclosure based on the securities valuation inputs. See Note 2 regarding fair value pricing for foreign equity securities.
ADR — American Depository Receipt

SunAmerica Series Trust Telecom Utility Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2010 — (continued)

Open Forward Foreign Currency Contracts

Contract to		In		Delivery	Gross Unrealized
Deliver		Exchange For		Date	Depreciation

*EUR	2,035,565	USD	2,972,720	3/15/2010	$150,698
*EUR	16,307	USD	23,002	4/12/2010	396

					$151,094

Contract to		In		Delivery	Gross Unrealized
Deliver		Exchange For		Date	Depreciation

GBP	525,417	USD	838,959	4/12/2010	$(502)
USD	36,858	EUR	26,132	3/12/2010	(629)
*USD	164,337	EUR	114,333	3/15/2010	(5,830)
*USD	831,572	EUR	580,334	4/12/2010	(27,077)

					(34,038)

Net Unrealized Appreciation (Depreciation)					$117,056

*	Represents partially offsetting forward foreign currency contracts, that to the extent they are offset, do not have additional market risk, but have continued counterparty settlement risk.

EUR — Euro Dollar
GBP — British Pound
USD — United States Dollar

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2010 (see Note 2):

	Level 1 - Unadjusted	Level 2 - Other		Level 3 - Significant
	Quoted Prices	Observable Inputs		Unobservable Inputs	Total

Long-Term Investment Securities:
Common Stock:
Cable/Satellite TV	$1,844,000	$—		$—	$1,844,000
Cellular Telecom	2,709,329	1,262,235	+	—	3,971,564
Electric-Integrated	9,953,425	1,073,885	+	—	11,027,310
Gas-Distribution	1,654,104	287,182	+	—	1,941,286
Oil Companies - Exploration & Production	2,524,062	—		—	2,524,062
Pipelines	2,223,897	—		—	2,223,897
Telephone-Integrated	2,315,233	1,137,084	+	—	3,452,317
Other Industries*	4,499,055	1,293,127	+	—	5,792,182
Preferred Stocks	1,830,804	347,800		—	2,178,604
Convertible Bonds & Notes	—	313,204		—	313,204
U. S. Corporate Bonds & Notes	—	30,976		—	30,976
Short Term Investment Securities:
Commercial Paper	—	937,000		—	937,000
Other Financial Instruments:@ Forward Foreign Currency Contracts Appreciation	—	151,094		—	151,094
Forward Foreign Currency Contracts Depreciation	—	(34,038)		—	(34,038)

Total	$29,553,909	$6,799,549		$—	$36,353,458

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets.
@	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the investment.
+	Includes foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities; therefore these investment securities were classified as Level 2 instead of Level 1. (See Note 2)

See Notes to Financial Statements

SunAmerica Series Trust Equity Index Portfolio
PORTFOLIO PROFILE — January 31, 2010 — (unaudited)

Industry Allocation*

Oil Companies-Integrated	5.8%
Diversified Banking Institutions	4.9
Computers	4.8
Medical-Drugs	4.7
Diversified Manufacturing Operations	3.4
Electric-Integrated	3.1
Oil Companies-Exploration & Production	2.9
Repurchase Agreements	2.9
Medical Products	2.7
Banks-Super Regional	2.7
Telephone-Integrated	2.7
Cosmetics & Toiletries	2.5
Applications Software	2.5
Beverages-Non-alcoholic	2.4
Electronic Components-Semiconductors	2.1
Retail-Discount	1.9
Medical-Biomedical/Gene	1.7
Tobacco	1.5
Web Portals/ISP	1.5
Networking Products	1.5
Multimedia	1.5
Aerospace/Defense	1.4
Oil-Field Services	1.3
Food-Misc.	1.3
Commercial Services-Finance	1.3
Enterprise Software/Service	1.1
Retail-Restaurants	1.1
Real Estate Investment Trusts	1.1
Medical-HMO	1.1
U.S. Government Treasuries	1.0
Wireless Equipment	1.0
Transport-Services	1.0
Medical Instruments	0.9
Transport-Rail	0.9
Insurance-Multi-line	0.9
Cable/Satellite TV	0.9
Retail-Drug Store	0.8
Retail-Building Products	0.8
Chemicals-Diversified	0.7
Insurance-Life/Health	0.7
Banks-Fiduciary	0.7
Aerospace/Defense-Equipment	0.7
Computers-Memory Devices	0.6
Insurance-Property/Casualty	0.6
Investment Management/Advisor Services	0.6
Pharmacy Services	0.6
Finance-Credit Card	0.5
Agricultural Chemicals	0.5
Banks-Commercial	0.5
Industrial Gases	0.4
Finance-Other Services	0.4
E-Commerce/Products	0.4
E-Commerce/Services	0.4
Electric Products-Misc.	0.4
Oil Field Machinery & Equipment	0.4
Consumer Products-Misc.	0.4
Auto-Cars/Light Trucks	0.3
Machinery-Construction & Mining	0.3
Computer Services	0.3
Pipelines	0.3
Medical-Wholesale Drug Distribution	0.3
Food-Retail	0.3
Instruments-Scientific	0.3
Telecom Equipment-Fiber Optics	0.3
Retail-Major Department Stores	0.3
Non-Hazardous Waste Disposal	0.3
Internet Security	0.3
Metal-Copper	0.3
Athletic Footwear	0.3
Retail-Apparel/Shoe	0.2
Apparel Manufacturers	0.2
Chemicals-Specialty	0.2
Gas-Distribution	0.2
Steel-Producers	0.2
Machinery-Farming	0.2
Coal	0.2
Gold Mining	0.2
Semiconductor Equipment	0.2
Insurance Brokers	0.2
Distribution/Wholesale	0.2
Agricultural Operations	0.2
Retail-Regional Department Stores	0.2
Retail-Office Supplies	0.2
Retail-Consumer Electronics	0.2
Finance-Investment Banker/Broker	0.2
Metal Processors & Fabrication	0.2
Forestry	0.2
Food-Wholesale/Distribution	0.2
Oil Refining & Marketing	0.2
Paper & Related Products	0.2
Hotels/Motels	0.2
Auto-Heavy Duty Trucks	0.2
Electronic Forms	0.2
Auto/Truck Parts & Equipment-Original	0.2
Medical Labs & Testing Services	0.2
Electronic Measurement Instruments	0.1
Cruise Lines	0.1
Oil & Gas Drilling	0.1
Toys	0.1
Advertising Agencies	0.1
Food-Confectionery	0.1
Metal-Aluminum	0.1
Medical-Generic Drugs	0.1
Engineering/R&D Services	0.1
Building-Residential/Commercial	0.1
Engines-Internal Combustion	0.1
Office Automation & Equipment	0.1
Semiconductor Components-Integrated Circuits	0.1
Containers-Metal/Glass	0.1
Tools-Hand Held	0.1
Telecommunication Equipment	0.1
Disposable Medical Products	0.1
Retail-Auto Parts	0.1
Airlines	0.1
Retail-Bedding	0.1
Data Processing/Management	0.1
Containers-Paper/Plastic	0.1
Television	0.1
Human Resources	0.1
Savings & Loans/Thrifts	0.1
Electronic Connectors	0.1
Coatings/Paint	0.1
Beverages-Wine/Spirits	0.1
Brewery	0.1

SunAmerica Series Trust Equity Index Portfolio
PORTFOLIO PROFILE — January 31, 2010 — (unaudited) — (continued)

Schools	0.1%
Commercial Services	0.1
Electric-Generation	0.1
Industrial Automated/Robotic	0.1
Motorcycle/Motor Scooter	0.1
Computer Aided Design	0.1
Computers-Integrated Systems	0.1
Entertainment Software	0.1
Machinery-Pumps	0.1
Retail-Jewelry	0.1
Finance-Consumer Loans	0.1
Dental Supplies & Equipment	0.1
Filtration/Separation Products	0.1
Printing-Commercial	0.1
Steel-Specialty	0.1
Internet Infrastructure Software	0.1
Medical Information Systems	0.1
Home Decoration Products	0.1
Dialysis Centers	0.1
Publishing-Newspapers	0.1
Building Products-Wood	0.1
Vitamins & Nutrition Products	0.1
Diversified Operations	0.1
Food-Meat Products	0.1

101.5%

*	Calculated as a percentage of net assets

SunAmerica Series Trust Equity Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2010

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK — 97.6%
Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc.†	1,065	$6,880
Omnicom Group, Inc.	466	16,450

		23,330

Aerospace/Defense — 1.4%
General Dynamics Corp.	682	45,592
Lockheed Martin Corp.	618	46,053
Northrop Grumman Corp.	410	23,206
Raytheon Co.	513	26,896
Rockwell Collins, Inc.	362	19,255
The Boeing Co.	1,361	82,477

		243,479

Aerospace/Defense-Equipment — 0.7%
Goodrich Corp.	295	18,263
United Technologies Corp.	1,506	101,625

		119,888

Agricultural Chemicals — 0.5%
CF Industries Holdings, Inc.	68	6,314
Monsanto Co.	960	72,845

		79,159

Agricultural Operations — 0.2%
Archer-Daniels-Midland Co.	1,177	35,275

Airlines — 0.1%
Southwest Airlines Co.	1,575	17,845

Apparel Manufacturers — 0.2%
Coach, Inc.	487	16,987
Polo Ralph Lauren Corp.	132	10,824
VF Corp.	202	14,550

		42,361

Appliances — 0.0%
Whirlpool Corp.	71	5,338

Applications Software — 2.5%
Citrix Systems, Inc.†	415	17,243
Intuit, Inc.†	491	14,539
Microsoft Corp.	13,095	369,017
Red Hat, Inc.†	160	4,355
Salesforce.com, Inc.†	235	14,934

		420,088

Athletic Footwear — 0.3%
NIKE, Inc., Class B	688	43,860

Auto-Cars/Light Trucks — 0.3%
Ford Motor Co.†	5,359	58,092

Auto-Heavy Duty Trucks — 0.2%
PACCAR, Inc.	758	27,311

Auto/Truck Parts & Equipment-Original — 0.2%
Johnson Controls, Inc.	948	26,383

Banks-Commercial — 0.5%
BB&T Corp.	1,283	35,757
First Horizon National Corp.†	525	6,799
M&T Bank Corp.	174	12,833
Marshall & Ilsley Corp.	609	4,208
Regions Financial Corp.	2,178	13,830
Zions Bancorporation	272	5,160

		78,587

Banks-Fiduciary — 0.7%
Northern Trust Corp.	450	22,734
State Street Corp.	936	40,136
The Bank of New York Mellon Corp.	2,096	60,972

		123,842

Banks-Super Regional — 2.7%
Capital One Financial Corp.	806	29,709
Comerica, Inc.	340	11,733
Fifth Third Bancorp	1,240	15,426
Huntington Bancshares, Inc.	860	4,119
KeyCorp.	1,469	10,548
PNC Financial Services Group, Inc.	705	39,078
SunTrust Banks, Inc.	794	19,318
US Bancorp	3,556	89,185
Wells Fargo & Co.	8,566	243,531

		462,647

Beverages-Non-alcoholic — 2.4%
Coca-Cola Enterprises, Inc.	649	13,103
Dr Pepper Snapple Group, Inc.	406	11,230
Pepsi Bottling Group, Inc.	305	11,346
PepsiCo, Inc.	2,737	163,180
The Coca-Cola Co.	3,966	215,156

		414,015

Beverages-Wine/Spirits — 0.1%
Brown-Forman Corp., Class B	117	6,004
Constellation Brands, Inc., Class A†	521	8,378

		14,382

Brewery — 0.1%
Molson Coors Brewing Co., Class B	335	14,070

Building Products-Wood — 0.1%
Masco Corp.	655	8,882

Building-Residential/Commercial — 0.1%
D.R. Horton, Inc.	647	7,628
Lennar Corp., Class A	303	4,654
Pulte Homes, Inc.†	774	8,143

		20,425

Cable/Satellite TV — 0.9%
Comcast Corp., Class A	5,044	79,846
DIRECTV†	1,340	40,669
Time Warner Cable, Inc.	569	24,803

		145,318

Casino Hotels — 0.0%
Wynn Resorts, Ltd.	120	7,426

Casino Services — 0.0%
International Game Technology	293	5,374

Chemicals-Diversified — 0.7%
E.I. du Pont de Nemours & Co.	1,514	49,371
PPG Industries, Inc.	371	21,770
The Dow Chemical Co.	1,985	53,774

		124,915

SunAmerica Series Trust Equity Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2010 — (continued)

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)

Chemicals-Specialty — 0.2%
Eastman Chemical Co.	172	$9,723
Ecolab, Inc.	397	17,428
Sigma-Aldrich Corp.	300	14,355

		41,506

Coal — 0.2%
CONSOL Energy, Inc.	241	11,233
Massey Energy Co.	192	7,396
Peabody Energy Corp.	447	18,827

		37,456

Coatings/Paint — 0.1%
The Sherwin-Williams Co.	232	14,697

Commercial Services — 0.1%
Iron Mountain, Inc.†	272	6,218
Quanta Services, Inc.†	384	6,996

		13,214

Commercial Services-Finance — 1.3%
Automatic Data Processing, Inc.	972	39,648
Equifax, Inc.	292	9,344
H&R Block, Inc.	704	15,150
Mastercard, Inc., Class A	156	38,984
Moody’s Corp.	423	11,671
Paychex, Inc.	724	20,989
The Western Union Co.	1,209	22,415
Total System Services, Inc.	475	6,797
Visa, Inc., Class A	682	55,944

		220,942

Computer Aided Design — 0.1%
Autodesk, Inc.†	506	12,038

Computer Services — 0.3%
Affiliated Computer Services, Inc., Class A†	218	13,411
Cognizant Technology Solutions Corp., Class A†	588	25,672
Computer Sciences Corp.†	342	17,545

		56,628

Computers — 4.8%
Apple, Inc.†	1,575	302,589
Dell, Inc.†	3,178	40,996
Hewlett-Packard Co.	4,168	196,188
International Business Machines Corp.	2,304	281,987

		821,760

Computers-Integrated Systems — 0.1%
Teradata Corp.†	422	11,803

Computers-Memory Devices — 0.6%
EMC Corp.†	3,773	62,896
NetApp, Inc.†	702	20,449
SanDisk Corp.†	230	5,847
Western Digital Corp.†	440	16,715

		105,907

Consumer Products-Misc. — 0.4%
Clorox Co.	312	18,461
Fortune Brands, Inc.	139	5,778
Kimberly-Clark Corp.	605	35,931

		60,170

Containers-Metal/Glass — 0.1%
Ball Corp.	221	11,224
Owens-Illinois, Inc.†	294	8,003

		19,227

Containers-Paper/Plastic — 0.1%
Pactiv Corp.†	341	7,690
Sealed Air Corp.	391	7,757

		15,447

Cosmetics & Toiletries — 2.5%
Avon Products, Inc.	675	20,345
Colgate-Palmolive Co.	934	74,748
The Estee Lauder Cos., Inc., Class A	247	12,972
The Procter & Gamble Co.	5,130	315,751

		423,816

Cruise Lines — 0.1%
Carnival Corp.†	746	24,864

Data Processing/Management — 0.1%
Fidelity National Information Services, Inc.	406	9,565
Fiserv, Inc.†	136	6,126

		15,691

Dental Supplies & Equipment — 0.1%
DENTSPLY International, Inc.	320	10,730

Dialysis Centers — 0.1%
DaVita, Inc.†	153	9,143

Disposable Medical Products — 0.1%
C.R. Bard, Inc.	225	18,650

Distribution/Wholesale — 0.2%
Fastenal Co.	277	11,490
Genuine Parts Co.	267	10,061
WW Grainger, Inc.	140	13,899

		35,450

Diversified Banking Institutions — 4.9%
Bank of America Corp.	16,940	257,149
Citigroup, Inc.†	33,872	112,455
JPMorgan Chase & Co.	6,911	269,114
Morgan Stanley	2,388	63,951
The Goldman Sachs Group, Inc.	875	130,130

		832,799

Diversified Manufacturing Operations — 3.4%
3M Co.	1,202	96,749
Danaher Corp.	426	30,395
Dover Corp.	136	5,832
Eaton Corp.	356	21,801
General Electric Co.	18,417	296,145
Honeywell International, Inc.	1,312	50,696
Illinois Tool Works, Inc.	758	33,041
ITT Corp.	411	19,855
Leggett & Platt, Inc.	345	6,300
Parker Hannifin Corp.	167	9,337

SunAmerica Series Trust Equity Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2010 — (continued)

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)
Diversified Manufacturing Operations (continued)

Textron, Inc.	586	$11,445

		581,596

Diversified Operations — 0.1%
Leucadia National Corp.†	393	8,776

E-Commerce/Products — 0.4%
Amazon.com, Inc.†	531	66,593

E-Commerce/Services — 0.4%
eBay, Inc.†	1,873	43,116
Expedia, Inc.†	471	10,084
priceline.com, Inc.†	54	10,549

		63,749

Electric Products-Misc. — 0.4%
Emerson Electric Co.	1,392	57,823
Molex, Inc.	286	5,766

		63,589

Electric-Generation — 0.1%
The AES Corp.†	1,020	12,883

Electric-Integrated — 3.1%
Allegheny Energy, Inc.	362	7,584
Ameren Corp.	310	7,921
American Electric Power Co., Inc.	907	31,428
Consolidated Edison, Inc.	616	26,944
Constellation Energy Group, Inc.	419	13,525
Dominion Resources, Inc.	1,039	38,921
DTE Energy Co.	384	16,143
Duke Energy Corp.	2,195	36,283
Edison International	698	23,257
Entergy Corp.	433	33,042
Exelon Corp.	1,311	59,808
FirstEnergy Corp.	324	14,133
FPL Group, Inc.	815	39,739
Integrys Energy Group, Inc.	181	7,575
Pepco Holdings, Inc.	492	8,079
PG&E Corp.	416	17,572
PPL Corp.	842	24,831
Progress Energy, Inc.	589	22,953
Public Service Enterprise Group, Inc.	625	19,119
The Southern Co.	1,544	49,408
Wisconsin Energy Corp.	59	2,887
Xcel Energy, Inc.	972	20,198

		521,350

Electronic Components-Misc. — 0.0%
Jabil Circuit, Inc.	521	7,544

Electronic Components-Semiconductors — 2.1%
Advanced Micro Devices, Inc.†	640	4,774
Altera Corp.	706	15,052
Broadcom Corp., Class A†	728	19,452
Intel Corp.	9,576	185,775
LSI Corp.†	1,500	7,485
MEMC Electronic Materials, Inc.†	514	6,466
Microchip Technology, Inc.	418	10,789
Micron Technology, Inc.†	1,717	14,972
NVIDIA Corp.†	1,252	19,268
Texas Instruments, Inc.	2,312	52,020
Xilinx, Inc.	656	15,469

		351,522

Electronic Connectors — 0.1%
Amphenol Corp., Class A	379	15,099

Electronic Forms — 0.2%
Adobe Systems, Inc.†	843	27,229

Electronic Measurement Instruments — 0.1%
Agilent Technologies, Inc.†	768	21,527
FLIR Systems, Inc.†	118	3,490

		25,017

Electronics-Military — 0.0%
L-3 Communications Holdings, Inc.	82	6,834

Energy-Alternate Sources — 0.0%
First Solar, Inc.†	51	5,778

Engineering/R&D Services — 0.1%
Fluor Corp.	232	10,519
Jacobs Engineering Group, Inc.†	268	10,128

		20,647

Engines-Internal Combustion — 0.1%
Cummins, Inc.	436	19,690

Enterprise Software/Service — 1.1%
BMC Software, Inc.†	432	16,693
CA, Inc.	881	19,417
Oracle Corp.	6,573	151,573

		187,683

Entertainment Software — 0.1%
Electronic Arts, Inc.†	719	11,705

Filtration/Separation Products — 0.1%
Pall Corp.	297	10,238

Finance-Consumer Loans — 0.1%
SLM Corp.†	1,053	11,088

Finance-Credit Card — 0.5%
American Express Co.	2,076	78,182
Discover Financial Services	1,128	15,431

		93,613

Finance-Investment Banker/Broker — 0.2%
E*Trade Financial Corp.†	10	15
The Charles Schwab Corp.	1,617	29,575

		29,590

Finance-Other Services — 0.4%
CME Group, Inc.	118	33,845
IntercontinentalExchange, Inc.†	162	15,468
NYSE Euronext	571	13,367
The NASDAQ OMX Group, Inc.†	291	5,235

		67,915

Food-Confectionery — 0.1%
The Hershey Co.	380	13,843
The J.M. Smucker Co.	155	9,311

		23,154

Food-Dairy Products — 0.0%
Dean Foods Co.†	270	4,760

SunAmerica Series Trust Equity Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2010 — (continued)

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)

Food-Meat Products — 0.1%
Tyson Foods, Inc., Class A	617	$8,527

Food-Misc. — 1.3%
Campbell Soup Co.	505	16,720
ConAgra Foods, Inc.	1,028	23,377
General Mills, Inc.	445	31,733
H.J. Heinz Co.	617	26,920
Kellogg Co.	573	31,183
Kraft Foods, Inc., Class A	2,781	76,922
Sara Lee Corp.	1,299	15,770

		222,625

Food-Retail — 0.3%
Safeway, Inc.	603	13,537
SUPERVALU, Inc.	499	7,340
The Kroger Co.	1,371	29,381
Whole Foods Market, Inc.†	137	3,729

		53,987

Food-Wholesale/Distribution — 0.2%
Sysco Corp.	1,038	29,054

Forestry — 0.2%
Plum Creek Timber Co., Inc.	402	14,540
Weyerhaeuser Co.	371	14,803

		29,343

Gas-Distribution — 0.2%
CenterPoint Energy, Inc.	839	11,704
NiSource, Inc.	628	8,949
Sempra Energy	399	20,249

		40,902

Gold Mining — 0.2%
Newmont Mining Corp.	873	37,417

Hazardous Waste Disposal — 0.0%
Stericycle, Inc.†	49	2,594

Home Decoration Products — 0.1%
Newell Rubbermaid, Inc.	676	9,173

Hotels/Motels — 0.2%
Marriott International, Inc., Class A	293	7,685
Starwood Hotels & Resorts Worldwide, Inc.	370	12,328
Wyndham Worldwide Corp.	354	7,431

		27,444

Human Resources — 0.1%
Monster Worldwide, Inc.†	316	4,926
Robert Half International, Inc.	387	10,418

		15,344

Industrial Automated/Robotic — 0.1%
Rockwell Automation, Inc.	262	12,639

Industrial Gases — 0.4%
Air Products & Chemicals, Inc.	391	29,700
Praxair, Inc.	592	44,590

		74,290

Instruments-Scientific — 0.3%
PerkinElmer, Inc.	310	6,243
Thermo Fisher Scientific, Inc.†	717	33,090
Waters Corp.†	225	12,820

		52,153

Insurance Brokers — 0.2%
AON Corp.	306	11,903
Marsh & McLennan Cos., Inc.	1,100	23,716

		35,619

Insurance-Life/Health — 0.7%
Aflac, Inc.	905	43,829
Lincoln National Corp.	585	14,379
Principal Financial Group, Inc.	591	13,623
Prudential Financial, Inc.	814	40,692
Unum Group	582	11,390

		123,913

Insurance-Multi-line — 0.9%
American International Group, Inc.†(1)	236	5,718
Assurant, Inc.	255	8,015
Cincinnati Financial Corp.	1	26
Genworth Financial, Inc., Class A†	898	12,428
Hartford Financial Services Group, Inc.	646	15,498
Loews Corp.	416	14,880
MetLife, Inc.	1,528	53,969
The Allstate Corp.	942	28,194
XL Capital, Ltd., Class A	785	13,165

		151,893

Insurance-Property/Casualty — 0.6%
Chubb Corp.	588	29,400
The Progressive Corp.	1,044	17,310
The Travelers Cos., Inc.	1,047	53,051

		99,761

Internet Infrastructure Software — 0.1%
Akamai Technologies, Inc.†	380	9,386

Internet Security — 0.3%
McAfee, Inc.†	328	12,366
Symantec Corp.†	1,460	24,747
VeriSign, Inc.†	439	10,057

		47,170

Investment Management/Advisor Services — 0.6%
Ameriprise Financial, Inc.	523	20,000
Franklin Resources, Inc.	211	20,895
Invesco, Ltd.	876	16,907
Janus Capital Group, Inc.	420	5,128
Legg Mason, Inc.	332	8,559
T. Rowe Price Group, Inc.	555	27,539

		99,028

Linen Supply & Related Items — 0.0%
Cintas Corp.†	284	7,131

Machinery-Construction & Mining — 0.3%
Caterpillar, Inc.	1,091	56,994

Machinery-Farming — 0.2%
Deere & Co.	775	38,711

SunAmerica Series Trust Equity Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2010 — (continued)

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)

Machinery-General Industrial — 0.0%
Roper Industries, Inc.	99	$4,958

Machinery-Pumps — 0.1%
Flowserve Corp.	129	11,632

Medical Information Systems — 0.1%
IMS Health, Inc.	427	9,240

Medical Instruments — 0.9%
Boston Scientific Corp.†	3,106	26,805
Intuitive Surgical, Inc.†	57	18,699
Medtronic, Inc.	1,946	83,464
St. Jude Medical, Inc.†	764	28,826

		157,794

Medical Labs & Testing Services — 0.2%
Laboratory Corp. of America Holdings†	261	18,557
Quest Diagnostics, Inc.	136	7,571

		26,128

Medical Products — 2.7%
Baxter International, Inc.	956	55,056
Becton, Dickinson and Co.	413	31,128
CareFusion Corp.†	309	7,957
Hospira, Inc.†	360	18,230
Johnson & Johnson	4,844	304,494
Stryker Corp.	392	20,353
Varian Medical Systems, Inc.†	174	8,750
Zimmer Holdings, Inc.†	350	19,712

		465,680

Medical-Biomedical/Gene — 1.7%
Amgen, Inc.†	1,678	98,130
Biogen Idec, Inc.†	497	26,709
Celgene Corp.†	850	48,263
Genzyme Corp.†	382	20,727
Gilead Sciences, Inc.†	1,593	76,894
Life Technologies Corp.†	372	18,492
Millipore Corp.†	103	7,104

		296,319

Medical-Drugs — 4.7%
Abbott Laboratories	2,683	142,038
Allergan, Inc.	460	26,450
Bristol-Myers Squibb Co.	2,877	70,084
Cephalon, Inc.†	132	8,427
Eli Lilly & Co.	1,680	59,136
Forest Laboratories, Inc.†	688	20,392
King Pharmaceuticals, Inc.†	592	7,110
Merck & Co., Inc.	5,338	203,805
Pfizer, Inc.	13,766	256,873

		794,315

Medical-Generic Drugs — 0.1%
Mylan, Inc.†	659	12,014
Watson Pharmaceuticals, Inc.†	246	9,439

		21,453

Medical-HMO — 1.1%
Aetna, Inc.	687	20,589
CIGNA Corp.	590	19,924
Coventry Health Care, Inc.†	318	7,276
Humana, Inc.†	399	19,399
UnitedHealth Group, Inc.	1,910	63,030
WellPoint, Inc.†	798	50,849

		181,067

Medical-Wholesale Drug Distribution — 0.3%
AmerisourceBergen Corp.	254	6,924
Cardinal Health, Inc.	618	20,438
McKesson Corp.	471	27,704

		55,066

Metal Processors & Fabrication — 0.2%
Precision Castparts Corp.	279	29,365

Metal-Aluminum — 0.1%
Alcoa, Inc.	1,744	22,201

Metal-Copper — 0.3%
Freeport-McMoRan Copper & Gold, Inc.	665	44,349

Metal-Iron — 0.0%
Cliffs Natural Resources, Inc.	137	5,473

Motorcycle/Motor Scooter — 0.1%
Harley-Davidson, Inc.	535	12,166

Multimedia — 1.5%
News Corp., Class A	3,811	48,057
The McGraw-Hill Cos., Inc.	389	13,790
The Walt Disney Co.	3,267	96,540
Time Warner, Inc.	2,267	62,229
Viacom, Inc., Class B†	1,066	31,063

		251,679

Networking Products — 1.5%
Cisco Systems, Inc.†	10,136	227,756
Juniper Networks, Inc.†	979	24,309

		252,065

Non-Hazardous Waste Disposal — 0.3%
Republic Services, Inc.	690	18,485
Waste Management, Inc.	897	28,749

		47,234

Office Automation & Equipment — 0.1%
Pitney Bowes, Inc.	349	7,301
Xerox Corp.	1,418	12,365

		19,666

Office Supplies & Forms — 0.0%
Avery Dennison Corp.	236	7,672

Oil & Gas Drilling — 0.1%
Diamond Offshore Drilling, Inc.	106	9,702
Nabors Industries, Ltd.†	662	14,763

		24,465

Oil Companies-Exploration & Production — 2.9%
Anadarko Petroleum Corp.	809	51,598
Apache Corp.	624	61,632
Cabot Oil & Gas Corp.	216	8,266
Chesapeake Energy Corp.	1,117	27,679
Denbury Resources, Inc.†	495	6,707
Devon Energy Corp.	803	53,729
EOG Resources, Inc.	465	42,045
EQT Corp.	282	12,414
Noble Energy, Inc.	222	16,415

SunAmerica Series Trust Equity Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2010 — (continued)

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)
Oil Companies-Exploration & Production (continued)

Occidental Petroleum Corp.	1,424	$111,556
Pioneer Natural Resources Co.	270	11,875
Questar Corp.	225	9,333
Range Resources Corp.	358	16,468
Southwestern Energy Co.†	645	27,658
XTO Energy, Inc.	892	39,756

		497,131

Oil Companies-Integrated — 5.8%
Chevron Corp.	3,524	254,151
ConocoPhillips	2,606	125,088
Exxon Mobil Corp.	8,210	528,970
Hess Corp.	607	35,079
Marathon Oil Corp.	1,276	38,038
Murphy Oil Corp.	216	11,033

		992,359

Oil Field Machinery & Equipment — 0.4%
Cameron International Corp.†	508	19,131
FMC Technologies, Inc.†	248	13,186
National Oilwell Varco, Inc.	705	28,835

		61,152

Oil Refining & Marketing — 0.2%
Sunoco, Inc.	284	7,125
Tesoro Corp.	332	4,150
Valero Energy Corp.	897	16,523

		27,798

Oil-Field Services — 1.3%
Baker Hughes, Inc.	509	23,048
BJ Services Co.	664	13,725
Halliburton Co.	1,440	42,062
Schlumberger, Ltd.	2,052	130,220
Smith International, Inc.	476	14,432

		223,487

Paper & Related Products — 0.2%
International Paper Co.	784	17,961
MeadWestvaco Corp.	408	9,821

		27,782

Pharmacy Services — 0.6%
Express Scripts, Inc.†	529	44,362
Medco Health Solutions, Inc.†	833	51,213

		95,575

Photo Equipment & Supplies — 0.0%
Eastman Kodak Co.†	651	3,939

Pipelines — 0.3%
El Paso Corp.	1,586	16,098
Spectra Energy Corp.	830	17,637
The Williams Cos., Inc.	1,045	21,778

		55,513

Printing-Commercial — 0.1%
R.R. Donnelley & Sons Co.	506	10,029

Publishing-Newspapers — 0.1%
Gannett Co., Inc.	565	9,125

Quarrying — 0.0%
Vulcan Materials Co.	153	6,761

Real Estate Investment Trusts — 1.1%
Apartment Investment & Management Co., Class A	379	5,821
AvalonBay Communities, Inc.	171	13,100
Boston Properties, Inc.	257	16,672
Equity Residential	581	18,621
HCP, Inc.	527	14,941
Health Care REIT, Inc.	96	4,128
Host Hotels & Resorts, Inc.†	1,203	12,752
Kimco Realty Corp.	487	6,146
ProLogis	880	11,088
Public Storage	182	14,411
Simon Property Group, Inc.	552	39,744
Ventas, Inc.	306	12,913
Vornado Realty Trust	175	11,319

		181,656

Real Estate Management/Services — 0.0%
CB Richard Ellis Group, Inc., Class A†	194	2,386

Retail-Apparel/Shoe — 0.2%
Abercrombie & Fitch Co., Class A	169	5,330
Limited Brands, Inc.	613	11,659
Nordstrom, Inc.	177	6,114
The Gap, Inc.	1,014	19,347

		42,450

Retail-Auto Parts — 0.1%
AutoZone, Inc.†	77	11,937
O’Reilly Automotive, Inc.†	172	6,502

		18,439

Retail-Bedding — 0.1%
Bed Bath & Beyond, Inc.†	417	16,138

Retail-Building Products — 0.8%
Home Depot, Inc.	2,874	80,501
Lowe’s Cos., Inc.	2,820	61,053

		141,554

Retail-Computer Equipment — 0.0%
GameStop Corp., Class A†	366	7,236

Retail-Consumer Electronics — 0.2%
Best Buy Co., Inc.	674	24,702
RadioShack Corp.	296	5,778

		30,480

Retail-Discount — 1.9%
Costco Wholesale Corp.	760	43,647
Family Dollar Stores, Inc.	316	9,758
Target Corp.	1,376	70,547
Wal-Mart Stores, Inc.	3,795	202,767

		326,719

Retail-Drug Store — 0.8%
CVS Caremark Corp.	2,537	82,123
Walgreen Co.	1,744	62,871

		144,994

Retail-Jewelry — 0.1%
Tiffany & Co.	285	11,574

SunAmerica Series Trust Equity Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2010 — (continued)

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)

Retail-Major Department Stores — 0.3%
J.C. Penney Co., Inc.	501	$12,440
Sears Holdings Corp.†	123	11,474
TJX Cos., Inc.	636	24,174

		48,088

Retail-Office Supplies — 0.2%
Staples, Inc.	1,316	30,873

Retail-Regional Department Stores — 0.2%
Kohl’s Corp.†	457	23,019
Macy’s, Inc.	514	8,188

		31,207

Retail-Restaurants — 1.1%
Darden Restaurants, Inc.	1	37
McDonald’s Corp.	1,987	124,048
Starbucks Corp.†	1,302	28,371
Yum! Brands, Inc.	932	31,884

		184,340

Rubber-Tires — 0.0%
The Goodyear Tire & Rubber Co.†	514	6,857

Savings & Loans/Thrifts — 0.1%
Hudson City Bancorp, Inc.	312	4,140
People’s United Financial, Inc.	687	11,109

		15,249

Schools — 0.1%
Apollo Group, Inc., Class A†	228	13,815

Semiconductor Components-Integrated Circuits — 0.1%
Analog Devices, Inc.	232	6,255
Linear Technology Corp.	500	13,050

		19,305

Semiconductor Equipment — 0.2%
Applied Materials, Inc.	2,009	24,470
KLA-Tencor Corp.	401	11,308

		35,778

Steel-Producers — 0.2%
AK Steel Holding Corp.	253	5,146
Nucor Corp.	553	22,562
United States Steel Corp.	265	11,774

		39,482

Steel-Specialty — 0.1%
Allegheny Technologies, Inc.	238	9,722

Telecom Equipment-Fiber Optics — 0.3%
Corning, Inc.	2,867	51,835

Telecommunication Equipment — 0.1%
Harris Corp.	304	13,048
Tellabs, Inc.†	934	6,005

		19,053

Telephone-Integrated — 2.7%
AT&T, Inc.	10,332	262,020
CenturyTel, Inc.	460	15,645
Frontier Communications Corp.	512	3,896
Qwest Communications International, Inc.	3,578	15,063
Sprint Nextel Corp.†	5,193	17,033
Verizon Communications, Inc.	4,678	137,627
Windstream Corp.	1,052	10,846

		462,130

Television — 0.1%
CBS Corp., Class B	1,191	15,400

Tobacco — 1.5%
Altria Group, Inc.	3,179	63,135
Lorillard, Inc.	253	19,152
Philip Morris International, Inc.	3,480	158,375
Reynolds American, Inc.	386	20,535

		261,197

Tools-Hand Held — 0.1%
Black & Decker Corp.	151	9,764
The Stanley Works	184	9,430

		19,194

Toys — 0.1%
Hasbro, Inc.	249	7,607
Mattel, Inc.	817	16,111

		23,718

Transport-Rail — 0.9%
Burlington Northern Santa Fe Corp.	381	37,997
CSX Corp.	669	28,673
Norfolk Southern Corp.	603	28,377
Union Pacific Corp.	1,009	61,045

		156,092

Transport-Services — 1.0%
C.H. Robinson Worldwide, Inc.	379	21,463
Expeditors International of Washington, Inc.	471	16,061
FedEx Corp.	487	38,156
United Parcel Service, Inc., Class B	1,661	95,956

		171,636

Vitamins & Nutrition Products — 0.1%
Mead Johnson Nutrition Co., Class A	195	8,820

Web Portals/ISP — 1.5%
Google, Inc., Class A†	422	223,415
Yahoo!, Inc.†	2,081	31,236

		254,651

Wireless Equipment — 1.0%
American Tower Corp., Class A†	845	35,870
Motorola, Inc.†	4,170	25,646
QUALCOMM, Inc.	2,848	111,613

		173,129

Total Long-Term Investment Securities (cost $19,281,307)		16,612,805

SHORT-TERM INVESTMENT SECURITIES — 1.0%
U.S. Government Treasuries — 1.0%
United States Treasury Bills 0.01% due 05/20/10(2) (cost $174,942)	$175,000	174,958

SunAmerica Series Trust Equity Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2010 — (continued)

		Market
	Principal	Value
Security Description	Amount	(Note 2)

REPURCHASE AGREEMENT — 2.9%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 01/29/10, to be repurchased 02/01/10 in the amount of $496,000 and collateralized by $490,000 of Federal Home Loan Bank Notes, bearing interest at 4.38% due 09/17/10 and having approximate value of $510,286 (cost $496,000)	$496,000	$496,000

TOTAL INVESTMENTS (cost $19,952,249)(3)	101.5%	17,283,763
Liabilities in excess of other assets	(1.5)	(254,405)

NET ASSETS	100.0%	$17,029,358

†	Non-income producing security
(1)	Security represents an investment in an affiliated company; see Note 8
(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(3)	See Note 3 for cost of investments on a tax basis.

Open Futures Contracts

Number				Market	Market	Unrealized
of			Expiration	Value at	Value as of	Appreciation
Contracts	Type	Description	Date	Trade Date	January 31, 2010	(Depreciation)

11	Long	S&P 500 E-Mini Future Index	March 2010	$609,731	$588,720	$(21,011)

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2010 (see Note 2):

	Level 1 - Unadjusted	Level 2 - Other	Level 3 - Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total

Long-Term Investment Securities:
Common Stock:
Oil Companies — Integrated	$992,359	$—	$—	$992,359
Other Industries*	15,620,446	—	—	15,620,446
Short Term Investment Securities:
U.S. Government Treasuries	174,958	—	—	174,958
Repurchase Agreement	—	496,000	—	496,000
Other Financial Instruments:@
Open Futures Contracts Depreciation	(21,011)	—	—	(21,011)

Total	$16,766,752	$496,000	$—	$17,262,752

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets.
@	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the investment.

SunAmerica Series Trust Equity Index Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2010 — (continued)

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

Common Stock

Balance as of 1/31/2009	$0
Accrued discounts/premiums	—
Realized gain(loss)	—
Change in unrealized appreciation(depreciation)	—
Net purchases(sales)	(0)
Transfers in and/or out of Level 3	—

Balance as of 1/31/2010	$—

See Notes to Financial Statements

SunAmerica Series Trust Growth-Income Portfolio
PORTFOLIO PROFILE — January 31, 2010 — (unaudited)

Industry Allocation*

Computers	8.4%
Diversified Banking Institutions	6.6
Diversified Manufacturing Operations	4.9
Retail-Discount	4.7
Oil Companies-Integrated	4.6
Medical-Biomedical/Gene	4.2
Medical Products	3.8
Applications Software	3.2
Networking Products	2.7
Cosmetics & Toiletries	2.6
Electronic Components-Semiconductors	2.5
Oil Companies-Exploration & Production	2.5
Aerospace/Defense-Equipment	2.5
Wireless Equipment	2.3
Multimedia	2.2
Tobacco	2.1
Oil Field Machinery & Equipment	2.1
Medical-Drugs	2.1
Pharmacy Services	2.0
Optical Supplies	1.9
Web Portals/ISP	1.9
Oil-Field Services	1.9
Investment Management/Advisor Services	1.9
Retail-Regional Department Stores	1.8
Medical-Generic Drugs	1.8
Transport-Services	1.7
Transport-Rail	1.3
E-Commerce/Products	1.2
Engineering/R&D Services	1.2
Commercial Services-Finance	1.2
Banks-Super Regional	1.2
Retail-Restaurants	1.1
Beverages-Non-alcoholic	1.0
Retail-Building Products	1.0
Enterprise Software/Service	0.9
Computers-Memory Devices	0.9
Finance-Other Services	0.9
Electric Products-Misc.	0.8
Retail-Apparel/Shoe	0.7
Food-Misc.	0.7
Electronic Forms	0.6
Metal-Copper	0.5
Semiconductor Components-Integrated Circuits	0.5
Cable/Satellite TV	0.5
Retail-Drug Store	0.5
Apparel Manufacturers	0.4
Auto/Truck Parts & Equipment-Original	0.4
Electronic Connectors	0.4
Semiconductor Equipment	0.4
Auto-Heavy Duty Trucks	0.4
Telephone-Integrated	0.3
Consumer Products-Misc.	0.3
Medical-HMO	0.3
Machinery-Farming	0.3
Agricultural Operations	0.3
Software Tools	0.2
Airlines	0.2
Oil & Gas Drilling	0.2
Telecom Services	0.1
Time Deposits	0.1
Insurance-Life/Health	0.1
Industrial Gases	0.1

100.1%

*	Calculated as a percentage of net assets

SunAmerica Series Trust Growth-Income Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2010

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK — 100.0%
Aerospace/Defense-Equipment — 2.5%
United Technologies Corp.	84,300	$5,688,564

Agricultural Operations — 0.3%
Bunge, Ltd.	10,700	629,053

Airlines — 0.2%
Continental Airlines, Inc., Class B†	20,300	373,317

Apparel Manufacturers — 0.4%
Polo Ralph Lauren Corp.	11,100	910,200

Applications Software — 3.2%
Microsoft Corp.	143,200	4,035,376
Red Hat, Inc.†	35,800	974,476
Salesforce.com, Inc.†	36,100	2,294,155

		7,304,007

Auto-Heavy Duty Trucks — 0.4%
PACCAR, Inc.	22,500	810,675

Auto/Truck Parts & Equipment-Original — 0.4%
Johnson Controls, Inc.	30,700	854,381

Banks-Super Regional — 1.2%
Wells Fargo & Co.	95,659	2,719,585

Beverages-Non-alcoholic — 1.0%
PepsiCo, Inc.	39,300	2,343,066

Cable/Satellite TV — 0.5%
Comcast Corp., Class A	72,700	1,150,841

Commercial Services-Finance — 1.2%
Visa, Inc., Class A	33,300	2,731,599

Computers — 8.4%
Apple, Inc.†	43,800	8,414,856
Hewlett-Packard Co.	141,900	6,679,233
International Business Machines Corp.	33,800	4,136,782

		19,230,871

Computers-Memory Devices — 0.9%
EMC Corp.†	80,700	1,345,269
NetApp, Inc.†	23,400	681,642

		2,026,911

Consumer Products-Misc. — 0.3%
Kimberly-Clark Corp.	11,800	700,802

Cosmetics & Toiletries — 2.6%
The Procter & Gamble Co.	96,300	5,927,265

Diversified Banking Institutions — 6.6%
Bank of America Corp.	284,600	4,320,228
JP Morgan Chase & Co.	164,400	6,401,736
The Goldman Sachs Group, Inc.	30,300	4,506,216

		15,228,180

Diversified Manufacturing Operations — 4.9%
Cooper Industries PLC, Class A	44,000	1,887,600
Danaher Corp.	47,400	3,381,990
Dover Corp.	16,800	720,384
General Electric Co.	147,700	2,375,016
Illinois Tool Works, Inc.	52,500	2,288,475
Ingersoll-Rand PLC	19,300	626,478

		11,279,943

E-Commerce/Products — 1.2%
Amazon.com, Inc.†	22,000	2,759,020

Electric Products-Misc. — 0.8%
AMETEK, Inc.	48,800	1,778,272

Electronic Components-Semiconductors — 2.5%
Broadcom Corp., Class A	37,200	993,984
Intel Corp.	246,700	4,785,980

		5,779,964

Electronic Connectors — 0.4%
Amphenol Corp., Class A	21,300	848,592

Electronic Forms — 0.6%
Adobe Systems, Inc.†	45,500	1,469,650

Engineering/R&D Services — 1.2%
Fluor Corp.	60,800	2,756,672

Enterprise Software/Service — 0.9%
Oracle Corp.	88,400	2,038,504

Finance-Other Services — 0.9%
CME Group, Inc.	7,020	2,013,476

Food-Misc. — 0.7%
General Mills, Inc.	22,700	1,618,737

Industrial Gases — 0.1%
Air Products & Chemicals, Inc.	3,100	235,476

Insurance-Life/Health — 0.1%
Principal Financial Group, Inc.	11,600	267,380

Investment Management/Advisor Services — 1.9%
Franklin Resources, Inc.	42,900	4,248,387

Machinery-Farming — 0.3%
Deere & Co.	13,400	669,330

Medical Products — 3.8%
Baxter International, Inc.	92,400	5,321,316
Covidien PLC	65,700	3,321,792

		8,643,108

Medical-Biomedical/Gene — 4.2%
Amgen, Inc.†	42,500	2,485,400
Celgene Corp.†	26,400	1,498,992
Gilead Sciences, Inc.†	101,600	4,904,232
Vertex Pharmaceuticals, Inc.†	16,270	624,768

		9,513,392

Medical-Drugs — 2.1%
Merck & Co., Inc.	78,381	2,992,587
Pfizer, Inc.	91,800	1,712,988

		4,705,575

Medical-Generic Drugs — 1.8%
Teva Pharmaceutical Industries, Ltd. ADR	73,100	4,146,232

Medical-HMO — 0.3%
WellPoint, Inc.†	10,800	688,176

Metal-Copper — 0.5%
Freeport-McMoRan Copper & Gold, Inc.	18,300	1,220,427

Multimedia — 2.2%
The Walt Disney Co.	161,100	4,760,505
Viacom, Inc., Class B†	13,700	399,218

		5,159,723

SunAmerica Series Trust Growth-Income Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2010 — (continued)

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)

Networking Products — 2.7%
Cisco Systems, Inc.†	227,200	$5,105,184
Juniper Networks, Inc.†	45,200	1,122,316

		6,227,500

Oil & Gas Drilling — 0.2%
Nabors Industries, Ltd.†	16,000	356,800

Oil Companies-Exploration & Production — 2.5%
Apache Corp.	10,900	1,076,593
Cobalt International Energy, Inc.†	36,500	444,935
Noble Energy, Inc.	11,300	835,522
Occidental Petroleum Corp.	43,300	3,392,122

		5,749,172

Oil Companies-Integrated — 4.6%
Exxon Mobil Corp.	112,300	7,235,489
Petroleo Brasileiro SA ADR	37,400	1,517,318
Suncor Energy, Inc.	57,200	1,810,380

		10,563,187

Oil Field Machinery & Equipment — 2.1%
Cameron International Corp.†	73,700	2,775,542
National Oilwell Varco, Inc.	49,400	2,020,460

		4,796,002

Oil-Field Services — 1.9%
Schlumberger, Ltd.	67,400	4,277,204

Optical Supplies — 1.9%
Alcon, Inc.	28,700	4,468,877

Pharmacy Services — 2.0%
Medco Health Solutions, Inc.†	76,100	4,678,628

Retail-Apparel/Shoe — 0.7%
Ross Stores, Inc.	36,800	1,690,224

Retail-Building Products — 1.0%
Lowe’s Cos., Inc.	101,600	2,199,640

Retail-Discount — 4.7%
Costco Wholesale Corp.	31,200	1,791,816
Dollar Tree, Inc.†	25,200	1,247,904
Target Corp.	54,100	2,773,707
Wal-Mart Stores, Inc.	91,100	4,867,473

		10,680,900

Retail-Drug Store — 0.5%
Walgreen Co.	31,600	1,139,180

Retail-Regional Department Stores — 1.8%
Kohl’s Corp.†	84,000	4,231,080

Retail-Restaurants — 1.1%
McDonald’s Corp.	40,000	2,497,200

Semiconductor Components-Integrated Circuits — 0.5%
Linear Technology Corp.	8,500	221,850
Marvell Technology Group, Ltd.†	56,900	991,767

		1,213,617

Semiconductor Equipment — 0.4%
KLA-Tencor Corp.	13,500	380,700
Lam Research Corp.†	13,500	445,635

		826,335

Software Tools — 0.2%
VMware, Inc. Class A†	9,100	413,231

Telecom Services — 0.1%
Clearwire Corp., Class A†	35,500	230,395

Telephone-Integrated — 0.3%
Qwest Communications International, Inc.	173,700	731,277

Tobacco — 2.1%
Philip Morris International, Inc.	105,700	4,810,407

Transport-Rail — 1.3%
Union Pacific Corp.	50,100	3,031,050

Transport-Services — 1.7%
FedEx Corp.	24,900	1,950,915
United Parcel Service, Inc., Class B	33,900	1,958,403

		3,909,318

Web Portals/ISP — 1.9%
Google, Inc., Class A†	8,400	4,447,128

Wireless Equipment — 2.3%
American Tower Corp., Class A†	5,700	241,965
QUALCOMM, Inc.	125,700	4,926,183

		5,168,148

Total Common Stock (cost $206,135,185)		228,805,853

RIGHTS — 0.0%
Telecom Services — 0.0%
Clearwire Corp. Expires 06/21/10† (cost $0)	35,500	15,975

Total Long-Term Investment Securities (cost $206,135,185)		228,821,828

SHORT-TERM INVESTMENT SECURITIES — 0.1%
Time Deposits — 0.1%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 02/01/10 (cost $339,000)	$339,000	339,000

TOTAL INVESTMENTS (cost $206,474,185)(1)	100.1%	229,160,828
Liabilities in excess of other assets	(0.1)	(258,915)

NET ASSETS	100.0%	$228,901,913

†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.
ADR — American Depository Receipt

SunAmerica Series Trust Growth-Income Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2010 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2010 (see Note 2):

	Level 1 - Unadjusted	Level 2 - Other	Level 3 - Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total

Long-Term Investment Securities:
Common Stock:
Computers	$19,230,871	$—	$—	$19,230,871
Diversified Banking Institutions	15,228,180	—	—	15,228,180
Other Industries*	194,346,802			194,346,802
Rights	15,975	—	—	15,975
Short Term Investment Securities:
Time Deposit	—	339,000	—	339,000

Total	$228,821,828	$339,000	$—	$229,160,828

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets.

See Notes to Financial Statements

SunAmerica Series Trust Equity Opportunities Portfolio
PORTFOLIO PROFILE — January 31, 2010 — (unaudited)

Industry Allocation*

Medical-Drugs	4.9%
Oil Companies-Exploration & Production	4.1
Tobacco	3.8
Computers	3.3
Electric-Generation	3.1
Multimedia	3.0
Oil Companies-Integrated	2.9
Medical-Biomedical/Gene	2.7
E-Commerce/Services	2.6
Diversified Banking Institutions	2.6
Pipelines	2.5
Retail-Restaurants	2.5
Wireless Equipment	2.3
Metal Processors & Fabrication	2.2
Cellular Telecom	2.1
Engineering/R&D Services	2.0
Diversified Manufacturing Operations	2.0
Non-Hazardous Waste Disposal	1.9
Food-Misc.	1.9
Consulting Services	1.8
Pharmacy Services	1.7
Insurance-Property/Casualty	1.6
Banks-Fiduciary	1.6
Medical-HMO	1.6
Commercial Services-Finance	1.6
Industrial Audio & Video Products	1.6
Web Portals/ISP	1.4
Transport-Services	1.4
Applications Software	1.4
Hotels/Motels	1.4
Electric-Integrated	1.4
Decision Support Software	1.3
Retail-Auto Parts	1.3
Cable/Satellite TV	1.2
Insurance-Life/Health	1.2
Industrial Gases	1.2
Savings & Loans/Thrifts	1.2
Medical-Generic Drugs	1.2
Banks-Super Regional	1.1
Finance-Investment Banker/Broker	1.1
Vitamins & Nutrition Products	1.1
Electronic Forms	1.0
Enterprise Software/Service	1.0
Diversified Financial Services	1.0
Retail-Consumer Electronics	1.0
Auto-Cars/Light Trucks	1.0
Real Estate Investment Trusts	1.0
Agricultural Chemicals	0.9
Retail-Computer Equipment	0.8
Quarrying	0.8
Cosmetics & Toiletries	0.8
Electronic Components-Semiconductors	0.7
Hazardous Waste Disposal	0.7
Publishing-Newspapers	0.7
Internet Security	0.7
Banks-Commercial	0.6
Casino Services	0.6
Schools	0.6
Computer Services	0.5
Building-Residential/Commercial	0.5
Telecom Services	0.4
Human Resources	0.4
Medical Instruments	0.4
Containers-Paper/Plastic	0.3
Insurance-Multi-line	0.3
Building Products-Cement	0.2
Machinery-Pumps	0.2
Broadcast Services/Program	0.1

100.0%

*	Calculated as a percentage of net assets

SunAmerica Series Trust Equity Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2010

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK — 100.0%
Agricultural Chemicals — 0.9%
Monsanto Co.	11,160	$846,821

Applications Software — 1.4%
Check Point Software Technologies, Ltd.†	43,480	1,390,490

Auto-Cars/Light Trucks — 1.0%
Ford Motor Co.†	88,300	957,172

Banks-Commercial — 0.6%
Marshall & Ilsley Corp.	46,380	320,486
Regions Financial Corp.	50,360	319,786

		640,272

Banks-Fiduciary — 1.6%
State Street Corp.	36,480	1,564,262

Banks-Super Regional — 1.1%
KeyCorp.	40,590	291,436
SunTrust Banks, Inc.	11,400	277,362
US Bancorp	21,480	538,719

		1,107,517

Broadcast Services/Program — 0.1%
Grupo Televisa SA ADR	5,070	99,068

Building Products-Cement — 0.2%
Martin Marietta Materials, Inc.	2,850	225,663

Building-Residential/Commercial — 0.5%
NVR, Inc.†	700	478,898

Cable/Satellite TV — 1.2%
Time Warner Cable, Inc.	27,187	1,185,081

Casino Services — 0.6%
Bally Technologies, Inc.†	15,570	617,662

Cellular Telecom — 2.1%
America Movil SAB de CV, Series L ADR	47,060	2,054,169

Commercial Services-Finance — 1.6%
H&R Block, Inc.	29,050	625,156
Mastercard, Inc., Class A	1,150	287,385
The Western Union Co.	34,240	634,810

		1,547,351

Computer Services — 0.5%
CACI International, Inc., Class A†	10,540	505,604

Computers — 3.3%
Apple, Inc.†	17,190	3,302,543

Consulting Services — 1.8%
Verisk Analytics, Inc., Class A†	62,320	1,752,438

Containers-Paper/Plastic — 0.3%
Sealed Air Corp.	15,570	308,909

Cosmetics & Toiletries — 0.8%
Colgate-Palmolive Co.	9,930	794,698

Decision Support Software — 1.3%
MSCI, Inc., Class A†	43,390	1,282,608

Diversified Banking Institutions — 2.6%
Citigroup, Inc.	317,880	1,055,362
The Goldman Sachs Group, Inc.	10,000	1,487,200

		2,542,562

Diversified Financial Services — 1.0%
CIT Group, Inc.†	31,800	1,011,876

Diversified Manufacturing Operations — 2.0%
Tyco International, Ltd.†	54,860	1,943,690

E-Commerce/Services — 2.6%
eBay, Inc.†	113,470	2,612,079

Electric-Generation — 3.1%
The AES Corp.†	239,040	3,019,075

Electric-Integrated — 1.4%
Public Service Enterprise Group, Inc.	44,220	1,352,690

Electronic Components-Semiconductors — 0.7%
Xilinx, Inc.	31,110	733,574

Electronic Forms — 1.0%
Adobe Systems, Inc.†	31,630	1,021,649

Engineering/R&D Services — 2.0%
Aecom Technology Corp.†	40,170	1,083,385
KBR, Inc.	50,420	944,366

		2,027,751

Enterprise Software/Service — 1.0%
Sybase, Inc.†	24,980	1,015,937

Finance-Investment Banker/Broker — 1.1%
Knight Capital Group, Inc., Class A†	69,140	1,081,350

Food-Misc. — 1.9%
General Mills, Inc.	26,440	1,885,436

Hazardous Waste Disposal — 0.7%
Stericycle, Inc.†	13,420	710,321

Hotel/Motels — 1.4%
Hyatt Hotels Corp., Class A†	46,580	1,379,700

Human Resources — 0.4%
Hewitt Associates, Inc., Class A†	11,330	447,308

Industrial Audio & Video Products — 1.6%
Dolby Laboratories, Inc., Class A†	30,740	1,547,144

Industrial Gases — 1.2%
Praxair, Inc.	15,580	1,173,486

Insurance-Life/Health — 1.2%
Lincoln National Corp.	47,870	1,176,645

Insurance-Multi-line — 0.3%
Hartford Financial Services Group, Inc.	12,350	296,277

Insurance-Property/Casualty — 1.6%
Chubb Corp.	22,650	1,132,500
Hanover Insurance Group, Inc.	11,680	495,466

		1,627,966

Internet Security — 0.7%
Blue Coat Systems, Inc.†	26,800	660,620

Machinery-Pumps — 0.2%
Graco, Inc.	5,780	154,268

Medical Instruments — 0.4%
NuVasive, Inc.†	14,830	409,308

SunAmerica Series Trust Equity Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2010 — (continued)

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)

Medical-Biomedical/Gene — 2.7%
Amgen, Inc.†	23,430	$1,370,186
Celgene Corp.†	22,110	1,255,406

		2,625,592

Medical-Drugs — 4.9%
Abbott Laboratories	38,530	2,039,778
Merck & Co., Inc.	59,540	2,273,237
Savient Pharmaceuticals, Inc.†	39,910	512,046

		4,825,061

Medical-Generic Drugs — 1.2%
Teva Pharmaceutical Industries, Ltd. ADR	20,190	1,145,177

Medical-HMO — 1.6%
WellPoint, Inc.†	24,410	1,555,405

Metal Processors & Fabrication — 2.2%
Precision Castparts Corp.	20,370	2,143,942

Multimedia — 3.0%
FactSet Research Systems, Inc.	13,310	838,530
The McGraw-Hill Cos., Inc.	58,770	2,083,396

		2,921,926

Non-Hazardous Waste Disposal — 1.9%
Republic Services, Inc.	72,060	1,930,487

Oil Companies-Exploration & Production — 4.1%
Noble Energy, Inc.	14,800	1,094,312
Occidental Petroleum Corp.	37,680	2,951,851

		4,046,163

Oil Companies-Integrated — 2.9%
Chevron Corp.	39,640	2,858,837

Pharmacy Services — 1.7%
Medco Health Solutions, Inc.†	27,720	1,704,226

Pipelines — 2.5%
Enterprise Productions Partners LP	33,370	1,023,458
MarkWest Energy Partners, LP	23,640	684,851
Plains All American Pipeline, LP	15,180	805,906

		2,514,215

Publishing-Newspapers — 0.7%
The Washington Post Co., Class B	1,611	700,173

Quarrying — 0.8%
Compass Minerals International, Inc.	12,670	798,717

Real Estate Investment Trusts — 1.0%
Hatteras Financial Corp.	16,500	451,935
Mid-America Apartment Communities, Inc.	10,710	502,513

		954,448

Retail-Auto Parts — 1.3%
AutoZone, Inc.†	8,000	1,240,240

Retail-Computer Equipment — 0.8%
GameStop Corp., Class A†	41,890	828,165

Retail-Consumer Electronics — 1.0%
Best Buy Co., Inc.	27,260	999,079

Retail-Restaurants — 2.5%
McDonald’s Corp.	39,540	2,468,482

Savings & Loans/Thrifts — 1.2%
First Niagara Financial Group, Inc.	83,580	1,147,553

Schools — 0.6%
Capella Education Co.†	7,590	556,954

Telecom Services — 0.4%
NeuStar, Inc., Class A†	19,930	447,628

Tobacco — 3.8%
Philip Morris International, Inc.	81,750	3,720,442

Transport-Services — 1.4%
United Parcel Service, Inc., Class B	24,120	1,393,412

Vitamins & Nutrition Products — 1.1%
Mead Johnson Nutrition Co., Class A	23,660	1,070,142

Web Portals/ISP — 1.4%
Google, Inc., Class A†	2,670	1,413,551

Wireless Equipment — 2.3%
QUALCOMM, Inc.	58,240	2,282,426

Total Long-Term Investment Securities (cost $90,211,551)(1)	100.0%	98,784,381
Liabilities in excess of other assets	0.0	(28,934)

NET ASSETS	100.0%	$98,755,447

†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis
ADR — American Depository Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2010 (see Note 2):

	Level 1 - Unadjusted	Level 2 - Other	Level 3 - Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total

Long-Term Investment Securities:
Common Stock:	$98,784,381	$—	$—	$98,784,381

SunAmerica Series Trust Equity Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2010 — (continued)

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

Common
Stock

Balance as of 1/31/2009	$0
Accrued discounts/premiums	—
Realized gain(loss)	—
Change in unrealized appreciation(depreciation)	—
Net purchases(sales)	(0)
Transfers in and/or out of Level 3	—

Balance as of 1/31/2010	$—

See Notes to Financial Statements

SunAmerica Series Trust Davis Venture Value Portfolio
PORTFOLIO PROFILE — January 31, 2010 — (unaudited)

Industry Allocation*

Oil Companies-Exploration & Production	12.6%
Insurance-Reinsurance	6.1
Banks-Super Regional	4.5
Medical-Drugs	4.5
Diversified Banking Institutions	4.3
Finance-Credit Card	4.0
Retail-Discount	3.7
Medical Products	3.5
Banks-Fiduciary	3.4
Retail-Drug Store	2.8
Insurance-Multi-line	2.5
Insurance-Property/Casualty	2.5
Applications Software	2.4
Commercial Services-Finance	2.1
Multimedia	2.1
Cosmetics & Toiletries	2.0
Containers-Paper/Plastic	1.7
Pharmacy Services	1.6
Electronic Components-Semiconductors	1.6
Retail-Bedding	1.5
Computers	1.5
Commercial Paper	1.4
Commercial Services	1.4
Beverages-Wine/Spirits	1.3
Data Processing/Management	1.3
Brewery	1.2
Electronic Measurement Instruments	1.2
Forestry	1.2
Web Portals/ISP	1.1
Diversified Operations	1.1
Transport-Services	1.1
Building Products-Cement	1.0
Investment Management/Advisor Services	1.0
Real Estate Operations & Development	0.9
Tobacco	0.9
Retail-Automobile	0.8
Oil & Gas Drilling	0.8
Coal	0.8
Beverages-Non-alcoholic	0.8
Diversified Manufacturing Operations	0.7
Motorcycle/Motor Scooter	0.7
Agricultural Chemicals	0.7
Quarrying	0.6
Engineering/R&D Services	0.6
Cable/Satellite TV	0.6
Medical-Wholesale Drug Distribution	0.5
Broadcast Services/Program	0.5
Metal-Diversified	0.5
Entertainment Software	0.4
Diversified Minerals	0.4
Medical Labs & Testing Services	0.4
E-Commerce/Products	0.4
Transport-Marine	0.4
Vitamins & Nutrition Products	0.4
Oil Companies-Integrated	0.4
Electric-Generation	0.3
Food-Confectionery	0.3
Marine Services	0.3
Home Decoration Products	0.2
E-Commerce/Services	0.2
Insurance-Life/Health	0.2
Auto-Heavy Duty Trucks	0.1
Transport-Truck	0.1

100.1%

*	Calculated as a percentage of net assets

SunAmerica Series Trust Davis Venture Value Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2010

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK — 98.7%
Agricultural Chemicals — 0.7%
Monsanto Co.	86,730	$6,581,073
Potash Corp. of Saskatchewan, Inc.	31,392	3,118,795

		9,699,868

Applications Software — 2.4%
Microsoft Corp.	1,148,000	32,350,640

Auto-Heavy Duty Trucks — 0.1%
PACCAR, Inc.	47,600	1,715,028

Banks-Fiduciary — 3.4%
The Bank of New York Mellon Corp.	1,610,040	46,836,064

Banks-Super Regional — 4.5%
Wells Fargo & Co.	2,141,349	60,878,552

Beverages-Non-alcoholic — 0.8%
The Coca-Cola Co.	198,400	10,763,200

Beverages-Wine/Spirits — 1.3%
Diageo PLC ADR	267,650	17,983,403

Brewery — 1.2%
Heineken Holding NV(1)	387,112	16,309,545

Broadcast Services/Program — 0.5%
Grupo Televisa SA ADR	292,900	5,723,266
Liberty Media-Starz†	21,606	1,013,321

		6,736,587

Building Products-Cement — 1.0%
Martin Marietta Materials, Inc.	174,150	13,789,197

Cable/Satellite TV — 0.6%
Comcast Corp., Special Class A	505,600	7,654,784

Coal — 0.8%
China Coal Energy Co.(1)	7,350,600	11,143,846

Commercial Services — 1.4%
Iron Mountain, Inc.†	830,452	18,984,133

Commercial Services-Finance — 2.1%
H&R Block, Inc.	641,690	13,809,169
Moody’s Corp.	385,050	10,623,530
Visa, Inc., Class A	49,380	4,050,641

		28,483,340

Computers — 1.5%
Hewlett-Packard Co.	425,745	20,039,817

Containers-Paper/Plastic — 1.7%
Sealed Air Corp.	1,185,478	23,519,884

Cosmetics & Toiletries — 2.0%
Natura Cosmeticos SA	89,200	1,606,073
The Procter & Gamble Co.	412,600	25,395,530

		27,001,603

Data Processing/Management — 1.3%
Dun & Bradstreet Corp.	217,300	17,160,181

Diversified Banking Institutions — 4.3%
Bank of America Corp.	117,022	1,776,394
JPMorgan Chase & Co.	963,976	37,537,225
Julius Baer Group, Ltd.(1)	370,800	12,181,436
The Goldman Sachs Group, Inc.	48,300	7,183,176

		58,678,231

Diversified Manufacturing Operations — 0.7%
Tyco International, Ltd.†	286,726	10,158,702

Diversified Minerals — 0.4%
BHP Billiton PLC(1)	205,900	6,047,564

Diversified Operations — 1.1%
China Merchants Holdings International Co., Ltd.(1)	4,352,210	14,536,837

E-Commerce/Products — 0.4%
Amazon.com, Inc.†	45,760	5,738,762

E-Commerce/Services — 0.2%
Liberty Media Corp. — Interactive, Class A†	269,900	2,801,562

Electric-Generation — 0.3%
The AES Corp.†	375,000	4,736,250

Electronic Components-Semiconductors — 1.6%
Texas Instruments, Inc.	976,280	21,966,300

Electronic Measurement Instruments — 1.2%
Agilent Technologies, Inc.†	570,020	15,977,661

Engineering/R&D Services — 0.6%
ABB, Ltd. ADR†	456,060	8,222,762

Entertainment Software — 0.4%
Activision Blizzard, Inc.†	610,600	6,203,696

Finance-Credit Card — 4.0%
American Express Co.	1,431,680	53,917,069

Food-Confectionery — 0.3%
The Hershey Co.	102,500	3,734,075

Forestry — 1.2%
Sino-Forest Corp.†	883,990	15,352,531
Sino-Forest Corp.†*	25,000	434,183

		15,786,714

Home Decoration Products — 0.2%
Hunter Douglas NV(1)	63,803	2,888,960

Insurance-Life/Health — 0.2%
Principal Financial Group, Inc.	114,300	2,634,615

Insurance-Multi-line — 2.5%
Loews Corp.	969,450	34,677,226

Insurance-Property/Casualty — 2.5%
Fairfax Financial Holdings, Ltd.	14,300	4,847,700
Markel Corp.†	3,800	1,235,038
The Progressive Corp.	1,708,200	28,321,956

		34,404,694

Insurance-Reinsurance — 6.1%
Berkshire Hathaway, Inc., Class A†	537	61,540,200
Berkshire Hathaway, Inc., Class B†	61,600	4,708,088
Everest Re Group, Ltd.	27,075	2,321,411
Transatlantic Holdings, Inc.	280,889	13,957,374

		82,527,073

Investment Management/Advisor Services — 1.0%
Ameriprise Financial, Inc.	243,930	9,327,883
GAM Holding, Ltd.(1)	370,800	4,272,836

		13,600,719

Marine Services — 0.3%
Cosco Pacific, Ltd.(1)	2,504,520	3,633,259

SunAmerica Series Trust Davis Venture Value Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2010 — (continued)

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)

Medical Labs & Testing Services — 0.4%
Laboratory Corp. of America Holdings†	81,600	$5,801,760

Medical Products — 3.5%
Becton, Dickinson and Co.	176,150	13,276,425
CareFusion Corp.†	111,775	2,878,206
Johnson & Johnson	497,360	31,264,050

		47,418,681

Medical-Drugs — 4.5%
Merck & Co., Inc.	1,068,101	40,780,096
Pfizer, Inc.	1,072,000	20,003,520

		60,783,616

Medical-Wholesale Drug Distribution — 0.5%
Cardinal Health, Inc.	221,550	7,326,658

Metal-Diversified — 0.5%
Rio Tinto PLC(1)	132,560	6,360,674

Motorcycle/Motor Scooter — 0.7%
Harley-Davidson, Inc.	426,700	9,703,158

Multimedia — 2.1%
Lagardere SCA(1)	4,221	163,973
News Corp., Class A	1,376,700	17,360,187
The Walt Disney Co.	370,030	10,934,387

		28,458,547

Oil & Gas Drilling — 0.8%
Transocean, Ltd.†	132,348	11,215,170

Oil Companies-Exploration & Production — 12.6%
Canadian Natural Resources, Ltd.	499,200	31,853,952
Devon Energy Corp.	623,622	41,726,548
EOG Resources, Inc.	499,700	45,182,874
Occidental Petroleum Corp.	577,900	45,272,686
OGX Petroleo e Gas Participacoes SA	840,000	7,486,472

		171,522,532

Oil Companies-Integrated — 0.4%
ConocoPhillips	101,998	4,895,904

Pharmacy Services — 1.6%
Express Scripts, Inc.†	266,500	22,348,690

Quarrying — 0.6%
Vulcan Materials Co.	190,700	8,427,033

Real Estate Operations & Development — 0.9%
Brookfield Asset Management, Inc., Class A	190,076	3,818,627
Hang Lung Group, Ltd.(1)	1,949,000	8,723,642

		12,542,269

Retail-Automobile — 0.8%
CarMax, Inc.†	550,860	11,364,242

Retail-Bedding — 1.5%
Bed Bath & Beyond, Inc.†	537,720	20,809,764

Retail-Discount — 3.7%
Costco Wholesale Corp.	883,392	50,733,203

Retail-Drug Store — 2.8%
CVS Caremark Corp.	1,172,126	37,941,719

Tobacco — 0.9%
Philip Morris International, Inc.	265,905	12,101,337

Transport-Marine — 0.4%
China Shipping Development Co., Ltd.(1)	3,374,000	5,288,993

Transport-Services — 1.1%
Kuehne & Nagel International AG(1)	76,700	7,401,902
United Parcel Service, Inc., Class B	122,500	7,076,825

		14,478,727

Transport-Truck — 0.1%
LLX Logistica SA†	183,500	811,878

Vitamins & Nutrition Products — 0.4%
Mead Johnson Nutrition Co., Class A	108,510	4,907,907

Web Portals/ISP — 1.1%
Google, Inc., Class A†	27,468	14,542,109

Total Long-Term Investment Securities (cost $1,048,498,832)		1,343,706,974

SHORT-TERM INVESTMENT SECURITIES — 1.4%
Commercial Paper — 1.4%
Three Pillars Funding 0.20% due 02/01/10 (cost $19,903,000)	$19,903,000	19,903,000

TOTAL INVESTMENTS (cost $1,068,401,832)(2)	100.1%	1,363,609,974
Liabilities in excess of other assets	(0.1)	(2,019,576)

NET ASSETS	100.0%	$1,361,590,398

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At January 31, 2010, the aggregate value of these securities was $434,183 representing 0.0% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Security was valued using fair value procedures at January 31, 2010. The aggregate value of these securities was $98,953,467 representing 7.3% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 2 regarding fair value pricing for foreign equity securities.
(2)	See Note 3 for cost of investments on a tax basis.

ADR — American Depository Receipt

SunAmerica Series Trust Davis Venture Value Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2010 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2010 (see Note 2):

	Level 1 - Unadjusted	Level 2 - Other		Level 3 - Significant
	Quoted Prices	Observable Inputs		Unobservable Inputs	Total

Long-Term Investment Securities:
Common Stock:
Insurance-Reinsurance	$82,527,073	$—		$—	$82,527,073
Oil Companies-Exploration & Production	171,522,532	—		—	171,522,532
Other Industries*	990,703,902	98,953,467	+	—	1,089,657,369
Short-Term Investment Securities:
Commercial Paper	—	19,903,000		—	19,903,000

Total	$1,244,753,507	$118,856,467		$—	$1,363,609,974

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets.
+	Includes foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities; therefore these investment securities were classified as Level 2 instead of Level 1. (See Note 2)

See Notes to Financial Statements

SunAmerica Series Trust “Dogs” of Wall Street Portfolio
PORTFOLIO PROFILE — January 31, 2010 — (unaudited)

Industry Allocation*

Food-Misc.	10.4%
Diversified Manufacturing Operations	9.9
Retail-Restaurants	7.0
Medical-Drugs	6.9
Cosmetics & Toiletries	6.6
Beverages-Non-alcoholic	6.6
Commercial Services-Finance	6.5
Consumer Products-Misc.	6.4
Telephone-Integrated	6.0
Tobacco	3.4
Food-Wholesale/Distribution	3.4
Distribution/Wholesale	3.4
Apparel Manufacturers	3.4
Retail-Building Products	3.3
Medical Products	3.3
Electric Products-Misc.	3.3
Chemicals-Diversified	3.2
Oil Companies-Integrated	3.1
Machinery-Construction & Mining	3.0
Repurchase Agreements	1.0

100.1%

*	Calculated as a percentage of net assets

SunAmerica Series Trust “Dogs” of Wall Street Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2010

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK — 99.1%
Apparel Manufacturers — 3.4%
VF Corp.	21,523	$1,550,302

Beverages-Non-alcoholic — 6.6%
PepsiCo, Inc.	25,789	1,537,540
The Coca-Cola Co.	27,688	1,502,074

		3,039,614

Chemicals-Diversified — 3.2%
E.I. du Pont de Nemours & Co.	46,098	1,503,256

Commercial Services-Finance — 6.5%
Automatic Data Processing, Inc.	36,874	1,504,090
Paychex, Inc.	51,244	1,485,564

		2,989,654

Consumer Products-Misc. — 6.4%
Clorox Co.	25,709	1,521,202
Kimberly-Clark Corp.	24,573	1,459,390

		2,980,592

Cosmetics & Toiletries — 6.6%
Avon Products, Inc.	49,170	1,481,984
The Procter & Gamble Co.	25,840	1,590,452

		3,072,436

Distribution/Wholesale — 3.4%
Genuine Parts Co.	41,420	1,560,706

Diversified Manufacturing Operations — 9.9%
3M Co.	19,023	1,531,161
General Electric Co.	102,222	1,643,730
Illinois Tool Works, Inc.	32,517	1,417,416

		4,592,307

Electric Products-Misc. — 3.3%
Emerson Electric Co.	36,432	1,513,385

Food-Misc. — 10.4%
Kellogg Co.	29,895	1,626,886
Kraft Foods, Inc., Class A	57,577	1,592,580
McCormick & Co., Inc.	43,508	1,579,340

		4,798,806

Food-Wholesale/Distribution — 3.4%
Sysco Corp.	56,204	1,573,150

Machinery-Construction & Mining — 3.0%
Caterpillar, Inc.	26,974	1,409,122

Medical Products — 3.3%
Johnson & Johnson	24,418	1,534,915

Medical-Drugs — 6.9%
Merck & Co., Inc.	42,673	1,629,255
Pfizer, Inc.	83,430	1,556,804

		3,186,059

Oil Companies-Integrated — 3.1%
Chevron Corp.	19,976	1,440,669

Retail-Building Products — 3.3%
Home Depot, Inc.	55,086	1,542,959

Retail-Restaurants — 7.0%
Darden Restaurants, Inc.	45,124	1,667,783
McDonald’s Corp.	25,157	1,570,552

		3,238,335

Telephone-Integrated — 6.0%
AT&T, Inc.	55,260	1,401,394
Verizon Communications, Inc.	47,456	1,396,155

		2,797,549

Tobacco — 3.4%
Altria Group, Inc.	79,804	1,584,907

Total Long-Term Investment Securities (cost $45,926,705)		45,908,723

REPURCHASE AGREEMENT — 1.0%
State Street Bank and Trust Co. Joint Repurchase Agreement(1) (cost $448,000)	$448,000	448,000

TOTAL INVESTMENTS (cost $46,374,705)(2)	100.1%	46,356,723
Liabilities in excess of other assets	(0.1)	(31,423)

NET ASSETS	100.0%	$46,325,300

(1)	See Note 2 for details of Joint Repurchase Agreement.
(2)	See Note 3 cost of investments on a tax basis.

SunAmerica Series Trust “Dogs” of Wall Street Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2010 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2010 (see Note 2):

	Level 1 - Unadjusted	Level 2 - Other	Level 3 - Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total

Long-Term Investment Securities:
Common Stock:
Beverages-Non-alcoholic	$3,039,614	$—	$—	$3,039,614
Commercial Services-Finance	2,989,654	—	—	2,989,654
Consumer Products-Misc.	2,980,592	—	—	2,980,592
Cosmetics & Toiletries	3,072,436	—	—	3,072,436
Diversified Manufacturing Operations	4,592,307	—	—	4,592,307
Food-Misc.	4,798,806	—	—	4,798,806
Medical-Drugs	3,186,059	—	—	3,186,059
Retail-Restaurants	3,238,335	—	—	3,238,335
Telephone-Integrated	2,797,549	—	—	2,797,549
Other Industries*	15,213,371	—	—	15,213,371
Repurchase Agreement	—	448,000	—	448,000

Total	$45,908,723	$448,000	$—	$46,356,723

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets.

See Notes to Financial Statements

SunAmerica Series Trust Alliance Growth Portfolio
PORTFOLIO PROFILE — January 31, 2010 — (unaudited)

Industry Allocation*

Diversified Banking Institutions	10.2%
Computers	9.1
Diversified Manufacturing Operations	7.2
Medical-Biomedical/Gene	6.0
Web Portals/ISP	5.7
Optical Supplies	5.1
Retail-Discount	4.6
Electronic Components-Semiconductors	4.4
Oil-Field Services	3.9
Wireless Equipment	2.9
Oil Companies-Exploration & Production	2.7
Medical Products	2.6
Medical-Generic Drugs	2.5
Investment Management/Advisor Services	2.4
Retail-Regional Department Stores	2.1
Computers-Memory Devices	2.0
Beverages-Non-alcoholic	1.9
Industrial Gases	1.9
Networking Products	1.8
Insurance-Life/Health	1.6
Oil Companies-Integrated	1.6
Auto/Truck Parts & Equipment-Original	1.4
Applications Software	1.4
Semiconductor Equipment	1.4
Oil Field Machinery & Equipment	1.3
Metal-Copper	1.2
Retail-Drug Store	1.1
Power Converter/Supply Equipment	1.0
Finance-Other Services	1.0
Cable/Satellite TV	1.0
Commercial Services	1.0
Chemicals-Diversified	1.0
Tobacco	0.8
Steel-Producers	0.7
Banks-Fiduciary	0.7
Auto-Cars/Light Trucks	0.6
Brewery	0.6
Multimedia	0.5
Food-Misc.	0.5
Pharmacy Services	0.4
Diversified Minerals	0.3

100.1%

*	Calculated as a percentage of net assets

SunAmerica Series Trust Alliance Growth Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2010

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK — 100.1%
Applications Software — 1.4%
Microsoft Corp.	217,000	$6,115,060

Auto-Cars/Light Trucks — 0.6%
Ford Motor Co.†	235,600	2,553,904

Auto/Truck Parts & Equipment-Original — 1.4%
Johnson Controls, Inc.	227,000	6,317,410

Banks-Fiduciary — 0.7%
The Bank of New York Mellon Corp.	104,300	3,034,087

Beverages-Non-alcoholic — 1.9%
PepsiCo, Inc.	140,300	8,364,686

Brewery — 0.6%
Anheuser-Busch InBev NV ADR†	48,300	2,404,857

Cable/Satellite TV — 1.0%
Comcast Corp., Class A	282,100	4,465,643

Chemicals-Diversified — 1.0%
The Dow Chemical Co.	156,400	4,236,876

Commercial Services — 1.0%
Quanta Services, Inc.†	243,900	4,443,858

Computers — 9.1%
Apple, Inc.†	139,820	26,862,218
Hewlett-Packard Co.	275,200	12,953,664

		39,815,882

Computers-Memory Devices — 2.0%
EMC Corp.†	538,800	8,981,796

Diversified Banking Institutions — 10.2%
Bank of America Corp.	236,400	3,588,552
JPMorgan Chase & Co.	533,400	20,770,596
The Goldman Sachs Group, Inc.	137,150	20,396,948

		44,756,096

Diversified Manufacturing Operations — 7.2%
Cooper Industries PLC, Class A	153,900	6,602,310
Danaher Corp.	134,700	9,610,845
Dover Corp.	105,500	4,523,840
Illinois Tool Works, Inc.	253,270	11,040,039

		31,777,034

Diversified Minerals — 0.3%
Vale SA ADR	48,100	1,240,499

Electronic Components-Semiconductors — 4.4%
Broadcom Corp., Class A†	146,300	3,909,136
Intel Corp.	801,150	15,542,310

		19,451,446

Finance-Other Services — 1.0%
CME Group, Inc.	15,780	4,526,020

Food-Misc. — 0.5%
General Mills, Inc.	31,400	2,239,134

Industrial Gases — 1.9%
Air Products & Chemicals, Inc.	108,000	8,203,680

Insurance-Life/Health — 1.6%
Principal Financial Group, Inc.	312,900	7,212,345

Investment Management/Advisor Services — 2.4%
Franklin Resources, Inc.	41,600	4,119,648
The Blackstone Group LP	522,000	6,331,860

		10,451,508

Medical Products — 2.6%
Baxter International, Inc.	80,100	4,612,959
Covidien PLC	135,400	6,845,824

		11,458,783

Medical-Biomedical/Gene — 6.0%
Celgene Corp.†	85,300	4,843,334
Gilead Sciences, Inc.†	386,700	18,666,009
Vertex Pharmaceuticals, Inc.†	72,000	2,764,800

		26,274,143

Medical-Generic Drugs — 2.5%
Teva Pharmaceutical Industries, Ltd. ADR	195,600	11,094,432

Metal-Copper — 1.2%
Freeport-McMoRan Copper & Gold, Inc.	82,050	5,471,915

Multimedia — 0.5%
The Walt Disney Co.	80,400	2,375,820

Networking Products — 1.8%
Cisco Systems, Inc.†	356,600	8,012,802

Oil Companies-Exploration & Production — 2.7%
EOG Resources, Inc.	24,800	2,242,416
Noble Energy, Inc.	36,400	2,691,416
Occidental Petroleum Corp.	89,200	6,987,928

		11,921,760

Oil Companies-Integrated — 1.6%
Suncor Energy, Inc.	227,600	7,203,540

Oil Field Machinery & Equipment — 1.3%
Cameron International Corp.†	153,050	5,763,863

Oil-Field Services — 3.9%
Schlumberger, Ltd.	272,700	17,305,542

Optical Supplies — 5.1%
Alcon, Inc.	142,900	22,250,959

Pharmacy Services — 0.4%
Medco Health Solutions, Inc.†	27,600	1,696,848

Power Converter/Supply Equipment — 1.0%
Vestas Wind Systems A/S ADR†	261,200	4,573,612

Retail-Discount — 4.6%
Costco Wholesale Corp.	162,200	9,315,146
Target Corp.	122,500	6,280,575
Wal-Mart Stores, Inc.	86,300	4,611,009

		20,206,730

Retail-Drug Store — 1.1%
CVS Caremark Corp.	143,500	4,645,095

Retail-Regional Department Stores — 2.1%
Kohl’s Corp.†	187,000	9,419,190

Semiconductor Equipment — 1.4%
KLA-Tencor Corp.	211,400	5,961,480

Steel-Producers — 0.7%
ArcelorMittal	82,100	3,175,628

SunAmerica Series Trust Alliance Growth Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2010 — (continued)

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)

Tobacco — 0.8%
Philip Morris International, Inc.	74,700	$3,399,597

Web Portals/ISP — 5.7%
Google, Inc., Class A†	47,655	25,229,510

Wireless Equipment — 2.9%
QUALCOMM, Inc.	320,000	12,540,800

Total Long-Term Investment Securities (cost $410,687,089)		440,573,870

TOTAL INVESTMENTS (cost $410,687,089)(1)	100.1%	440,573,870
Liabilities in excess of other assets	(0.1)	(508,506)

NET ASSETS	100.0%	$440,065,364

†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.
ADR — American Depository Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2010 (see Note 2):

	Level 1 - Unadjusted	Level 2 - Other	Level 3 - Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total

Long-Term Investment Securities:
Common Stock:
Computers	$39,815,882	$—	$—	$39,815,882
Diversified Banking Institutions	44,756,096	—	—	44,756,096
Diversified Manufacturing Operations	31,777,034	—	—	31,777,034
Medical-Biomedical/Gene	26,274,143	—	—	26,274,143
Optical Supplies	22,250,959	—	—	22,250,959
Web Portals/ISP	25,229,510	—	—	25,229,510
Other Industries*	250,470,246	—	—	250,470,246

Total	$440,573,870	$—	$—	$440,573,870

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets.

See Notes to Financial Statements

SunAmerica Series Trust Capital Growth Portfolio
PORTFOLIO PROFILE — January 31, 2010 — (unaudited)

Industry Allocation*

Computers	7.4%
Oil Companies-Exploration & Production	4.9
Wireless Equipment	4.7
Commercial Services-Finance	4.6
Electronic Components-Semiconductors	4.4
Medical-Biomedical/Gene	4.2
Web Portals/ISP	4.0
Medical Products	3.6
Medical-Drugs	3.4
Diversified Banking Institutions	3.3
Pharmacy Services	2.7
Agricultural Chemicals	2.7
Oil-Field Services	2.5
Food-Misc.	2.3
Finance-Other Services	2.2
Applications Software	2.1
Apparel Manufacturers	2.1
Repurchase Agreements	1.8
Enterprise Software/Service	1.8
Beverages-Non-alcoholic	1.8
Retail-Discount	1.7
Aerospace/Defense	1.7
E-Commerce/Services	1.5
Electronic Forms	1.5
Multimedia	1.5
Instruments-Scientific	1.3
Engineering/R&D Services	1.3
Industrial Gases	1.3
E-Commerce/Products	1.3
Schools	1.2
Cable/Satellite TV	1.1
Cellular Telecom	1.0
Tobacco	1.0
Cosmetics & Toiletries	0.9
Computers-Memory Devices	0.9
Retail-Bedding	0.8
Networking Products	0.8
Finance-Investment Banker/Broker	0.8
Athletic Footwear	0.8
Computer Services	0.8
Oil Field Machinery & Equipment	0.8
Dental Supplies & Equipment	0.8
Toys	0.7
Banks-Super Regional	0.7
Diversified Minerals	0.6
Retail-Restaurants	0.6
Energy-Alternate Sources	0.6
Machinery-Construction & Mining	0.6
Aerospace/Defense-Equipment	0.6
Real Estate Management/Services	0.5
Retail-Office Supplies	0.5
Medical Instruments	0.5
Decision Support Software	0.5
Telecom Equipment-Fiber Optics	0.5
Retail-Drug Store	0.5
Commercial Services	0.5
Investment Management/Advisor Services	0.4
Transport-Rail	0.3
Consulting Services	0.3
Chemicals-Diversified	0.2

100.4%

*	Calculated as a percentage of net assets

SunAmerica Series Trust Capital Growth Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2010

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK — 98.6%
Aerospace/Defense — 1.7%
General Dynamics Corp.	5,950	$397,758
Lockheed Martin Corp.	9,710	723,589

		1,121,347

Aerospace/Defense-Equipment — 0.6%
Goodrich Corp.	6,100	377,651

Agricultural Chemicals — 2.7%
Monsanto Co.	16,160	1,226,221
Potash Corp. of Saskatchewan, Inc.	5,680	564,308

		1,790,529

Apparel Manufacturers — 2.1%
Coach, Inc.	26,630	928,854
Polo Ralph Lauren Corp.	5,270	432,140

		1,360,994

Applications Software — 2.1%
Microsoft Corp.	35,400	997,572
Salesforce.com, Inc.†	6,610	420,065

		1,417,637

Athletic Footwear — 0.8%
NIKE, Inc., Class B	8,620	549,525

Banks-Super Regional — 0.7%
Wells Fargo & Co.	16,180	459,997

Beverages-Non-alcoholic — 1.8%
PepsiCo, Inc.	20,210	1,204,920

Cable/Satellite TV — 1.1%
Cablevision Systems Corp., Class A	27,960	716,894

Cellular Telecom — 1.0%
NII Holdings, Inc.†	19,830	649,234

Chemicals-Diversified — 0.2%
Celanese Corp., Class A	4,000	116,400

Commercial Services — 0.5%
Quanta Services, Inc.†	17,000	309,740

Commercial Services-Finance — 4.6%
Mastercard, Inc., Class A	5,040	1,259,496
The Western Union Co.	20,400	378,216
Visa, Inc., Class A	17,360	1,424,041

		3,061,753

Computer Services — 0.8%
Accenture PLC, Class A	9,000	368,910
Cognizant Technology Solutions Corp., Class A†	3,900	170,274

		539,184

Computers — 7.4%
Apple, Inc.†	9,460	1,817,455
Hewlett-Packard Co.	41,560	1,956,229
Research In Motion, Ltd.†	18,480	1,163,501

		4,937,185

Computers-Memory Devices — 0.9%
NetApp, Inc.†	20,510	597,456

Consulting Services — 0.3%
Verisk Analytics, Inc., Class A†	7,400	208,088

Cosmetics & Toiletries — 0.9%
Colgate-Palmolive Co.	7,750	620,233

Decision Support Software — 0.5%
MSCI, Inc., Class A†	10,940	323,386

Dental Supplies & Equipment — 0.8%
DENTSPLY International, Inc.	14,820	496,915

Diversified Banking Institutions — 3.3%
Credit Suisse Group AG(1)	13,863	600,898
JPMorgan Chase & Co.	16,300	634,722
Julius Baer Group, Ltd.(1)	7,964	261,632
The Goldman Sachs Group, Inc.	4,640	690,061

		2,187,313

Diversified Minerals — 0.6%
Xstrata PLC†(1)	25,670	419,782

E-Commerce/Products — 1.3%
Amazon.com, Inc.†	6,706	840,999

E-Commerce/Services — 1.5%
eBay, Inc.†	43,300	996,766

Electronic Components-Semiconductors — 4.4%
Broadcom Corp., Class A†	33,400	892,448
MEMC Electronic Materials, Inc.†	38,170	480,178
NVIDIA Corp.†	61,030	939,252
Texas Instruments, Inc.	28,480	640,800

		2,952,678

Electronic Forms — 1.5%
Adobe Systems, Inc.†	30,260	977,398

Energy-Alternate Sources — 0.6%
First Solar, Inc.†	3,660	414,678

Engineering/R&D Services — 1.3%
ABB, Ltd.†(1)	47,552	860,034

Enterprise Software/Service — 1.8%
Oracle Corp.	52,500	1,210,650

Finance-Investment Banker/Broker — 0.8%
The Charles Schwab Corp.	30,400	556,016

Finance-Other Services — 2.2%
BM&FBOVESPA SA	77,680	524,598
IntercontinentalExchange, Inc.†	9,430	900,376

		1,424,974

Food-Misc. — 2.3%
Nestle SA(1)	25,378	1,200,876
Unilever NV(1)	10,800	331,534

		1,532,410

Industrial Gases — 1.3%
Praxair, Inc.	11,390	857,895

Instruments-Scientific — 1.3%
Thermo Fisher Scientific, Inc.†	19,020	877,773

Investment Management/Advisor Services — 0.4%
T. Rowe Price Group, Inc.	5,700	282,834

Machinery-Construction & Mining — 0.6%
Joy Global, Inc.	8,640	395,194

Medical Instruments — 0.5%
St. Jude Medical, Inc.†	8,780	331,269

SunAmerica Series Trust Capital Growth Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2010 — (continued)

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)

Medical Products — 3.6%
Baxter International, Inc.	23,680	$1,363,731
Henry Schein, Inc.†	8,890	480,504
Stryker Corp.	9,880	512,970

		2,357,205

Medical-Biomedical/Gene — 4.2%
Amgen, Inc.†	10,630	621,642
Celgene Corp.†	16,550	939,709
Gilead Sciences, Inc.†	22,030	1,063,388
Vertex Pharmaceuticals, Inc.†	4,450	170,880

		2,795,619

Medical-Drugs — 3.4%
Allergan, Inc.	13,100	753,250
Novo Nordisk A/S, Class B(1)	6,200	419,639
Roche Holding AG(1)	3,945	662,548
Shire PLC(1)	21,930	434,559

		2,269,996

Multimedia — 1.5%
The McGraw-Hill Cos., Inc.	13,840	490,628
The Walt Disney Co.	16,240	479,892

		970,520

Networking Products — 0.8%
Juniper Networks, Inc.†	22,470	557,930

Oil Companies-Exploration & Production — 4.9%
Apache Corp.	7,010	692,378
Cobalt International Energy, Inc.†	14,500	176,755
EOG Resources, Inc.	3,100	280,302
Occidental Petroleum Corp.	16,400	1,284,776
Range Resources Corp.	9,800	450,800
Southwestern Energy Co.†	7,840	336,179

		3,221,190

Oil Field Machinery & Equipment — 0.8%
Cameron International Corp.†	13,910	523,851

Oil-Field Services — 2.5%
Halliburton Co.	22,400	654,304
Schlumberger, Ltd.	15,380	976,015

		1,630,319

Pharmacy Services — 2.7%
Express Scripts, Inc.†	14,320	1,200,875
Medco Health Solutions, Inc.†	9,720	597,586

		1,798,461

Real Estate Management/Services — 0.5%
Jones Lang LaSalle, Inc.	6,270	357,453

Retail-Bedding — 0.8%
Bed Bath & Beyond, Inc.†	14,470	559,989

Retail-Discount — 1.7%
Wal-Mart Stores, Inc.	21,190	1,132,182

Retail-Drug Store — 0.5%
Walgreen Co.	8,670	312,554

Retail-Office Supplies — 0.5%
Staples, Inc.	14,500	340,170

Retail-Restaurants — 0.6%
McDonald’s Corp.	6,680	417,032

Schools — 1.2%
Apollo Group, Inc., Class A†	13,600	824,024

Telecom Equipment-Fiber Optics — 0.5%
Corning, Inc.	17,720	320,378

Tobacco — 1.0%
Philip Morris International, Inc.	14,020	638,050

Toys — 0.7%
Nintendo Co., Ltd.(1)	1,760	492,158

Transport-Rail — 0.3%
Union Pacific Corp.	3,580	216,590

Web Portals/ISP — 4.0%
Google, Inc., Class A†	5,010	2,652,394

Wireless Equipment — 4.7%
Crown Castle International Corp.†	26,360	973,738
QUALCOMM, Inc.	55,240	2,164,856

		3,138,594

Total Long-Term Investment Securities (cost $60,464,446)		65,504,390

REPURCHASE AGREEMENT — 1.8%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 01/29/10, to be repurchased 02/01/10 in the amount of $1,213,001 and collateralized by $1,190,000 of Federal Home Loan Bank Bonds, bearing interest at 4.38% due 09/17/10 and having approximate value of $1,239,266 (cost $1,213,000)	$1,213,000	1,213,000

TOTAL INVESTMENTS (cost $61,677,446)(2)	100.4%	66,717,390
Liabilities in excess of other assets	(0.4)	(256,975)

NET ASSETS	100.0%	$66,460,415

†	Non-income producing security
(1)	Security was valued using fair value procedures at January 31, 2010. The aggregate value of these securities was $5,683,660 representing 8.6% of net assets. Securities are classified as Level 2 disclosure based on the securities valuation inputs. See Note 2 regarding fair value pricing for foreign equity securities.
(2)	See Note 3 for cost of investments on a tax basis.

SunAmerica Series Trust Capital Growth Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2010 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2010 (see Note 2):

	Level 1 - Unadjusted	Level 2 - Other		Level 3 - Significant
	Quoted Prices	Observable Inputs		Unobservable Inputs	Total

Long-Term Investment Securities:
Common Stock:
Computers	$4,937,185	$—		$—	$4,937,185
Other Industries*	54,883,545	5,683,660	+	—	60,567,205
Repurchase Agreement	—	1,213,000		—	1,213,000

Total	$59,820,730	$6,896,660		$—	$66,717,390

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets.
+	Includes foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities; therefore these investment securities were classified as Level 2 instead of Level 1. (See Note 2)

See Notes to Financial Statements

SunAmerica Series Trust MFS Massachusetts Investors Trust Portfolio
PORTFOLIO PROFILE — January 31, 2010 — (unaudited)

Industry Allocation*

Diversified Banking Institutions	5.9%
Computers	5.0
Medical Products	4.3
Oil Companies-Exploration & Production	4.0
Electronic Components-Semiconductors	3.9
Oil Companies-Integrated	3.7
Cosmetics & Toiletries	3.4
Medical-Drugs	3.1
Banks-Fiduciary	3.1
Medical Instruments	3.1
Diversified Manufacturing Operations	2.8
Electric-Integrated	2.3
Enterprise Software/Service	2.3
Banks-Super Regional	2.3
Networking Products	2.3
Medical-Biomedical/Gene	2.3
Commercial Services-Finance	2.3
Food-Misc.	2.2
Web Portals/ISP	2.1
Aerospace/Defense-Equipment	2.0
Industrial Gases	2.0
Multimedia	1.9
Retail-Discount	1.8
Athletic Footwear	1.7
Aerospace/Defense	1.5
Telephone-Integrated	1.4
Tobacco	1.4
Oil & Gas Drilling	1.3
Beverages-Wine/Spirits	1.3
Beverages-Non-alcoholic	1.3
Soap & Cleaning Preparation	1.3
Medical-Generic Drugs	1.2
Computers-Memory Devices	1.2
Retail-Office Supplies	1.2
Brewery	1.0
Insurance-Life/Health	1.0
Coatings/Paint	1.0
Insurance-Property/Casualty	0.9
Oil-Field Services	0.9
Finance-Investment Banker/Broker	0.8
Investment Management/Advisor Services	0.8
Finance-Credit Card	0.8
Telecom Services	0.8
Agricultural Chemicals	0.7
Wireless Equipment	0.7
Cruise Lines	0.7
Oil Field Machinery & Equipment	0.7
Retail-Apparel/Shoe	0.7
Internet Security	0.6
Computer Services	0.6
Insurance-Multi-line	0.5
Auto-Cars/Light Trucks	0.5
Transport-Services	0.5
Hotels/Motels	0.5
Industrial Automated/Robotic	0.5
Casino Services	0.4
Electronic Forms	0.3
Gambling (Non-Hotel)	0.3

99.1%

*	Calculated as a percentage of net assets

SunAmerica Series Trust MFS Massachusetts Investors Trust Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2010

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK — 98.9%
Aerospace/Defense — 1.5%
Lockheed Martin Corp.	42,330	$3,154,432

Aerospace/Defense-Equipment — 2.0%
United Technologies Corp.	60,370	4,073,768

Agricultural Chemicals — 0.7%
Monsanto Co.	20,150	1,528,982

Athletic Footwear — 1.7%
NIKE, Inc., Class B	53,980	3,441,225

Auto-Cars/Light Trucks — 0.5%
Bayerische Motoren Werke AG(1)	25,690	1,096,496

Banks-Fiduciary — 3.1%
State Street Corp.	72,450	3,106,656
The Bank of New York Mellon Corp.	109,984	3,199,434

		6,306,090

Banks-Super Regional — 2.3%
SunTrust Banks, Inc.	42,200	1,026,726
Wells Fargo & Co.	129,180	3,672,587

		4,699,313

Beverages-Non-alcoholic — 1.3%
PepsiCo, Inc.	43,232	2,577,492

Beverages-Wine/Spirits — 1.3%
Diageo PLC(1)	154,190	2,595,749

Brewery — 1.0%
Heineken NV(1)	43,540	2,139,933

Casino Services — 0.4%
International Game Technology	44,680	819,431

Coatings/Paint — 1.0%
The Sherwin-Williams Co.	31,610	2,002,493

Commercial Services-Finance — 2.3%
Mastercard, Inc., Class A	10,060	2,513,994
Visa, Inc., Class A	25,750	2,112,272

		4,626,266

Computer Services — 0.6%
Accenture PLC, Class A	30,200	1,237,898

Computers — 5.0%
Apple, Inc.†	19,630	3,771,316
Dell, Inc.†	71,980	928,542
Hewlett-Packard Co.	97,420	4,585,559
International Business Machines Corp.	8,140	996,255

		10,281,672

Computers-Memory Devices — 1.2%
EMC Corp.†	149,440	2,491,165

Cosmetics & Toiletries — 3.4%
Colgate-Palmolive Co.	24,670	1,974,340
The Procter & Gamble Co.	80,390	4,948,005

		6,922,345

Cruise Lines — 0.7%
Carnival Corp.†	43,800	1,459,854

Diversified Banking Institutions — 5.7%
Bank of America Corp.	256,250	3,889,875
JP Morgan Chase & Co.	129,820	5,055,191
The Goldman Sachs Group, Inc.	17,580	2,614,497

		11,559,563

Diversified Manufacturing Operations — 2.8%
3M Co.	32,180	2,590,168
Danaher Corp.	45,380	3,237,863

		5,828,031

Electric-Integrated — 2.3%
Alliant Energy Corp.	36,300	1,132,560
American Electric Power Co., Inc.	30,530	1,057,864
Public Service Enterprise Group, Inc.	33,250	1,017,118
Wisconsin Energy Corp.	32,370	1,584,188

		4,791,730

Electronic Components-Semiconductors — 3.9%
Intel Corp.	203,220	3,942,468
National Semiconductor Corp.	77,970	1,033,882
Samsung Electronics Co., Ltd. GDR*(1)	6,075	2,071,750
Samsung Electronics Co., Ltd. GDR†*	2,571	886,995

		7,935,095

Electronic Forms — 0.3%
Adobe Systems, Inc.†	21,060	680,238

Enterprise Software/Service — 2.3%
Oracle Corp.	204,710	4,720,613

Finance-Credit Card — 0.8%
American Express Co.	41,180	1,550,839

Finance-Investment Banker/Broker — 0.8%
The Charles Schwab Corp.	91,230	1,668,597

Food-Misc. — 2.2%
General Mills, Inc.	19,230	1,371,291
Nestle SA(1)	64,124	3,034,319

		4,405,610

Gambling (Non-Hotel) — 0.3%
Ladbrokes PLC(1)	233,784	581,598

Hotel/Motels — 0.5%
Starwood Hotels & Resorts Worldwide, Inc.	29,630	987,272

Industrial Automated/Robotic — 0.5%
Rockwell Automation, Inc.	19,860	958,046

Industrial Gases — 2.0%
Linde AG(1)	22,940	2,503,963
Praxair, Inc.	20,740	1,562,137

		4,066,100

Insurance-Life/Health — 1.0%
Aflac, Inc.	43,510	2,107,189

Insurance-Multi-line — 0.5%
MetLife, Inc.	31,180	1,101,278

Insurance-Property/Casualty — 0.9%
The Travelers Cos., Inc.	38,270	1,939,141

Internet Security — 0.6%
VeriSign, Inc.†	54,440	1,247,220

Investment Management/Advisor Services — 0.8%
Franklin Resources, Inc.	15,730	1,557,742

SunAmerica Series Trust MFS Massachusetts Investors Trust Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2010 — (continued)

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)

Medical Instruments — 3.1%
Medtronic, Inc.	96,330	$4,131,593
St. Jude Medical, Inc.†	56,990	2,150,233

		6,281,826

Medical Products — 4.3%
Baxter International, Inc.	26,750	1,540,533
Becton, Dickinson and Co.	30,800	2,321,396
Johnson & Johnson	76,990	4,839,591

		8,701,520

Medical-Biomedical/Gene — 2.3%
Genzyme Corp.†	54,720	2,969,107
Gilead Sciences, Inc.†	34,940	1,686,554

		4,655,661

Medical-Drugs — 3.1%
Abbott Laboratories	88,760	4,698,955
Roche Holding AG(1)	10,210	1,714,730

		6,413,685

Medical-Generic Drugs — 1.2%
Teva Pharmaceutical Industries, Ltd. ADR	44,510	2,524,607

Multimedia — 1.9%
The Walt Disney Co.	134,660	3,979,203

Networking Products — 2.3%
Cisco Systems, Inc.†	207,830	4,669,940

Oil & Gas Drilling — 1.3%
Noble Corp.†	39,480	1,591,834
Transocean, Ltd.†	12,550	1,063,487

		2,655,321

Oil Companies-Exploration & Production — 4.0%
EOG Resources, Inc.	14,050	1,270,401
Noble Energy, Inc.	29,230	2,161,266
Occidental Petroleum Corp.	32,950	2,581,303
Questar Corp.	51,220	2,124,606

		8,137,576

Oil Companies-Integrated — 3.7%
Chevron Corp.	48,210	3,476,905
Exxon Mobil Corp.	28,190	1,816,282
Hess Corp.	39,570	2,286,750

		7,579,937

Oil Field Machinery & Equipment — 0.7%
National Oilwell Varco, Inc.	35,400	1,447,860

Oil-Field Services — 0.9%
Halliburton Co.	64,540	1,885,213

Retail-Apparel/Shoe — 0.7%
Nordstrom, Inc.	38,550	1,331,517

Retail-Discount — 1.8%
Target Corp.	71,920	3,687,338

Retail-Office Supplies — 1.2%
Staples, Inc.	105,380	2,472,215

Soap & Cleaning Preparation — 1.3%
Reckitt Benckiser Group PLC(1)	49,140	2,554,216

Telecom Services — 0.8%
Amdocs, Ltd.†	53,980	1,543,288

Telephone-Integrated — 1.4%
AT&T, Inc.	115,430	2,927,305

Tobacco — 1.4%
Philip Morris International, Inc.	63,990	2,912,185

Transport-Services — 0.5%
Expeditors International of Washington, Inc.	29,080	991,628

Web Portals/ISP — 2.1%
Google, Inc., Class A†	8,070	4,272,419

Wireless Equipment — 0.7%
American Tower Corp., Class A†	35,910	1,524,379

Total Common Stock (cost $185,680,293)		202,289,345

PREFERRED STOCK — 0.2%
Diversified Banking Institutions — 0.2%
Bank of America Corp. 10.00% (cost $398,100)	26,540	400,754

Total Long-Term Investment Securities (cost $186,078,393)		202,690,099

TOTAL INVESTMENTS (cost $186,078,393)(2)	99.1%	202,690,099
Other assets less liabilities	0.9	1,941,318

NET ASSETS	100.0%	$204,631,417

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At January 31, 2010, the aggregate value of these securities was $2,958,745 representing 1.4% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Security was valued using fair value procedures at January 31, 2010. The aggregate value of these securities was $18,292,754 representing 8.9% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 2 regarding fair value pricing for foreign equity securities.
(2)	See Note 3 for cost of investments on a tax basis.
ADR — American Depository Receipt
GDR — Global Depository Receipt

SunAmerica Series Trust MFS Massachusetts Investors Trust Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2010 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2010 (see Note 2):

	Level 1 - Unadjusted	Level 2 - Other		Level 3 - Significant
	Quoted Prices	Observable Inputs		Unobservable Inputs	Total

Long-Term Investment Securities:
Common Stock:
Computers	$10,281,672	$—		$—	$10,281,672
Diversified Banking Institutions	11,559,563	—		—	11,559,563
Other Industries*	162,155,356	18,292,754	+	—	180,448,110
Preferred Stock	400,754	—		—	400,754

Total	$184,397,345	$18,292,754		$—	$202,690,099

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets.
+	Includes foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities; therefore these investment securities were classified as Level 2 instead of Level 1. (See Note 2)

See Notes to Financial Statements

SunAmerica Series Trust Fundamental Growth Portfolio
PORTFOLIO PROFILE — January 31, 2010 — (unaudited)

Industry Allocation*

Wireless Equipment	5.8%
Networking Products	5.8
Electronic Components-Semiconductors	5.5
Web Portals/ISP	5.3
Diversified Manufacturing Operations	5.0
Applications Software	4.8
Computers	4.8
Pharmacy Services	3.6
Computers-Memory Devices	3.1
Diversified Banking Institutions	3.1
Enterprise Software/Service	2.9
Commercial Services-Finance	2.8
Cosmetics & Toiletries	2.7
Cable/Satellite TV	2.6
E-Commerce/Products	2.5
Oil & Gas Drilling	2.5
Medical-Generic Drugs	2.2
Industrial Gases	2.2
Medical-Biomedical/Gene	2.1
Medical Products	1.9
Airlines	1.9
Retail-Major Department Stores	1.9
Web Hosting/Design	1.7
E-Commerce/Services	1.7
Oil Companies-Exploration & Production	1.7
Finance-Credit Card	1.6
Apparel Manufacturers	1.6
Commercial Services	1.5
Semiconductor Components-Integrated Circuits	1.4
Industrial Automated/Robotic	1.4
Engineering/R&D Services	1.4
Medical-HMO	1.2
Investment Management/Advisor Services	1.2
Auto-Cars/Light Trucks	1.2
Coal	1.0
Retail-Discount	1.0
Oil Companies-Integrated	1.0
Electronic Connectors	0.9
Time Deposits	0.9
Brewery	0.8
Multimedia	0.7
Retail-Consumer Electronics	0.2

99.1%

*	Calculated as a percentage of net assets

SunAmerica Series Trust Fundamental Growth Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2010

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK — 98.2%
Airlines — 1.9%
Delta Air Lines, Inc.†	226,910	$2,775,109

Apparel Manufacturers — 1.6%
Coach, Inc.	66,340	2,313,939

Applications Software — 4.8%
Microsoft Corp.	249,920	7,042,746

Auto-Cars/Light Trucks — 1.2%
Ford Motor Co.†	156,110	1,692,232

Brewery — 0.8%
Anheuser-Busch InBev NV ADR†	24,570	1,223,340

Cable/Satellite TV — 2.6%
DirecTV, Class A†	125,380	3,805,283

Coal — 1.0%
Peabody Energy Corp.	35,081	1,477,612

Commercial Services — 1.5%
Alliance Data Systems Corp.†	35,503	2,111,008

Commercial Services-Finance — 2.8%
Mastercard, Inc., Class A	16,500	4,123,350

Computers — 4.8%
Apple, Inc.†	36,524	7,016,991

Computers-Memory Devices — 3.1%
EMC Corp.†	188,040	3,134,627
NetApp, Inc.†	48,690	1,418,339

		4,552,966

Cosmetics & Toiletries — 2.7%
Avon Products, Inc.	132,740	4,000,784

Diversified Banking Institutions — 3.1%
Bank of America Corp.	188,760	2,865,377
JP Morgan Chase & Co.	42,260	1,645,604

		4,510,981

Diversified Manufacturing Operations — 5.0%
Illinois Tool Works, Inc.	57,490	2,505,989
Ingersoll-Rand PLC	75,549	2,452,320
Tyco International, Ltd.†	64,820	2,296,573

		7,254,882

E-Commerce/Products — 2.5%
Amazon.com, Inc.†	29,360	3,682,038

E-Commerce/Services — 1.7%
eBay, Inc.†	54,842	1,262,463
Expedia, Inc.†	58,090	1,243,707

		2,506,170

Electronic Components-Semiconductors — 5.5%
Broadcom Corp., Class A†	82,694	2,209,584
Intel Corp.	156,844	3,042,773
Micron Technology, Inc.†	243,530	2,123,582
NVIDIA Corp.†	45,420	699,014

		8,074,953

Electronic Connectors — 0.9%
Amphenol Corp., Class A	32,970	1,313,525

Engineering/R&D Services — 1.4%
Foster Wheeler AG†	71,460	1,999,451

Enterprise Software/Service — 2.9%
Oracle Corp.	185,530	4,278,322

Finance-Credit Card — 1.6%
American Express Co.	63,470	2,390,280

Industrial Automated/Robotic — 1.4%
Rockwell Automation, Inc.	42,890	2,069,014

Industrial Gases — 2.2%
Air Products & Chemicals, Inc.	41,450	3,148,542

Investment Management/Advisor Services — 1.2%
Invesco, Ltd.	90,540	1,747,422

Medical Products — 1.9%
Covidien PLC	55,060	2,783,834

Medical-Biomedical/Gene — 2.1%
Celgene Corp.†	24,714	1,403,261
Gilead Sciences, Inc.†	33,735	1,628,388

		3,031,649

Medical-Generic Drugs — 2.2%
Teva Pharmaceutical Industries, Ltd. ADR	56,160	3,185,395

Medical-HMO — 1.2%
UnitedHealth Group, Inc.	54,990	1,814,670

Multimedia — 0.7%
The Walt Disney Co.	34,940	1,032,477

Networking Products — 5.8%
Cisco Systems, Inc.†	214,200	4,813,074
Juniper Networks, Inc.†	147,520	3,662,922

		8,475,996

Oil & Gas Drilling — 2.5%
Noble Corp.†	43,720	1,762,791
Transocean, Ltd.†	21,407	1,814,029

		3,576,820

Oil Companies-Exploration & Production — 1.7%
Noble Energy, Inc.	33,550	2,480,687

Oil Companies-Integrated — 1.0%
Suncor Energy, Inc.	44,300	1,402,095

Pharmacy Services — 3.6%
Express Scripts, Inc.†	36,160	3,032,377
Medco Health Solutions, Inc.†	37,120	2,282,138

		5,314,515

Retail-Consumer Electronics — 0.2%
Best Buy Co., Inc.	7,478	274,069

Retail-Discount — 1.0%
Costco Wholesale Corp.	24,680	1,417,372

Retail-Major Department Stores — 1.9%
TJX Cos., Inc.	71,440	2,715,434

Semiconductor Components-Integrated Circuits — 1.4%
Marvell Technology Group, Ltd.†	119,330	2,079,922

Web Hosting/Design — 1.7%
Equinix, Inc.†	26,053	2,507,080

SunAmerica Series Trust Fundamental Growth Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2010 — (continued)

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)

Web Portals/ISP — 5.3%
Google, Inc., Class A†	10,930	$5,786,561
Yahoo!, Inc.†	127,040	1,906,870

		7,693,431

Wireless Equipment — 5.8%
American Tower Corp., Class A†	79,551	3,376,940
Motorola, Inc.†	453,659	2,790,003
QUALCOMM, Inc.	59,027	2,313,268

		8,480,211

Total Long-Term Investment Securities (cost $131,513,620)		143,376,597

SHORT-TERM INVESTMENT SECURITIES — 0.9%
Time Deposits — 0.9%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 02/01/10 (cost $1,282,000)	$1,282,000	1,282,000

TOTAL INVESTMENTS (cost $132,795,620)(1)	99.1%	144,658,597
Other assets less liabilities	0.9	1,300,325

NET ASSETS	100.0%	$145,958,922

†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.
ADR — American Depository Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2010 (see Note 2):

	Level 1 - Unadjusted	Level 2 - Other	Level 3 - Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total

Long-Term Investment Securities:
Common Stock:
Diversified Manufacturing Operations	$7,254,882	$—	$—	$7,254,882
Electronic Components-Semiconductors	8,074,953	—	—	8,074,953
Networking Products	8,475,996	—	—	8,475,996
Web Portals/ISP	7,693,431	—	—	7,693,431
Wireless Equipment	8,480,211	—	—	8,480,211
Other Industries*	103,397,124	—	—	103,397,124
Short-Term Investment Securities:
Time Deposit	—	1,282,000	—	1,282,000

Total	$143,376,597	$1,282,000	$—	$144,658,597

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets.

See Notes to Financial Statements

SunAmerica Series Trust Blue Chip Growth Portfolio
PORTFOLIO PROFILE — January 31, 2010 — (unaudited)

Industry Allocation*

Computers	9.4%
Web Portals/ISP	4.5
Medical-Biomedical/Gene	4.2
Electronic Components-Semiconductors	3.9
Oil Companies-Exploration & Production	3.8
Wireless Equipment	3.5
Diversified Banking Institutions	3.3
Beverages-Non-alcoholic	3.2
Repurchase Agreements	2.6
Retail-Drug Store	2.6
Applications Software	2.5
Medical-Generic Drugs	2.4
Networking Products	2.4
Commercial Services-Finance	2.3
Enterprise Software/Service	2.0
Instruments-Scientific	2.0
Electric Products-Misc.	1.9
Retail-Discount	1.9
Aerospace/Defense	1.9
Medical Products	1.8
Oil-Field Services	1.7
Medical Instruments	1.6
Sector Fund — Financial Services	1.6
Investment Management/Advisor Services	1.5
Agricultural Chemicals	1.5
Retail-Restaurants	1.4
Aerospace/Defense-Equipment	1.4
E-Commerce/Products	1.4
Transport-Rail	1.2
Diversified Manufacturing Operations	1.1
Medical-Drugs	1.1
Cosmetics & Toiletries	1.1
Oil & Gas Drilling	1.1
Retail-Office Supplies	1.0
Retail-Regional Department Stores	1.0
Consulting Services	0.9
Finance-Investment Banker/Broker	0.9
Semiconductor Equipment	0.9
Medical-HMO	0.9
Finance-Credit Card	0.9
Casino Hotels	0.9
Oil Companies-Integrated	0.8
Pharmacy Services	0.8
Internet Security	0.8
Multimedia	0.8
X-Ray Equipment	0.8
Food-Dairy Products	0.7
Retail-Apparel/Shoe	0.7
Telecom Equipment-Fiber Optics	0.7
Medical Labs & Testing Services	0.7
Electronic Forms	0.7
Metal-Copper	0.6
Apparel Manufacturers	0.6
Electronic Measurement Instruments	0.6
Retail-Computer Equipment	0.6
Computer Services	0.5
Retail-Building Products	0.5
Auto-Heavy Duty Trucks	0.5
Industrial Gases	0.5
Retail-Consumer Electronics	0.5

99.6%

* Calculated as a percentage of net assets

SunAmerica Series Trust Blue Chip Growth Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2010

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK — 94.7%
Aerospace/Defense — 1.9%
Lockheed Martin Corp.	3,300	$245,916
Raytheon Co.	8,200	429,926

		675,842

Aerospace/Defense-Equipment — 1.4%
United Technologies Corp.	7,700	519,596

Agricultural Chemicals — 1.5%
Monsanto Co.	5,684	431,302
Potash Corp. of Saskatchewan, Inc.	1,163	115,544

		546,846

Apparel Manufacturers — 0.6%
Coach, Inc.	6,300	219,744

Applications Software — 2.5%
Microsoft Corp.	31,600	890,488

Auto-Heavy Duty Trucks — 0.5%
Navistar International Corp.†	5,000	184,950

Beverages-Non-alcoholic — 3.2%
PepsiCo, Inc.	19,304	1,150,905

Casino Hotels — 0.9%
Wynn Resorts, Ltd.	5,000	309,400

Commercial Services-Finance — 2.3%
Visa, Inc., Class A	10,000	820,300

Computer Services — 0.5%
Cognizant Technology Solutions Corp., Class A†	4,500	196,470

Computers — 9.4%
Apple, Inc.†	8,150	1,565,778
Hewlett-Packard Co.	23,400	1,101,438
International Business Machines Corp.	4,400	538,516
Research In Motion, Ltd.†	3,350	210,916

		3,416,648

Consulting Services — 0.9%
FTI Consulting, Inc.†	8,300	344,035

Cosmetics & Toiletries — 1.1%
The Procter & Gamble Co.	6,400	393,920

Diversified Banking Institutions — 2.7%
JPMorgan Chase & Co.	11,000	428,340
The Goldman Sachs Group, Inc.	3,700	550,264

		978,604

Diversified Manufacturing Operations — 1.1%
Danaher Corp.	5,800	413,830

E-Commerce/Products — 1.4%
Amazon.com, Inc.†	4,000	501,640

Electric Products-Misc. — 1.9%
AMETEK, Inc.	10,600	386,264
Emerson Electric Co.	7,500	311,550

		697,814

Electronic Components-Semiconductors — 3.9%
Avago Technologies, Ltd.†	16,324	283,711
Broadcom Corp., Class A†	9,000	240,480
Intel Corp.	31,600	613,040
MEMC Electronic Materials, Inc.†	13,800	173,604
Texas Instruments, Inc.	3,700	83,250

		1,394,085

Electronic Forms — 0.7%
Adobe Systems, Inc.†	7,688	248,322

Electronic Measurement Instruments — 0.6%
Agilent Technologies, Inc.†	7,800	218,634

Enterprise Software/Service — 2.0%
Oracle Corp.	31,300	721,778

Finance-Credit Card — 0.9%
Discover Financial Services	23,000	314,640

Finance-Investment Banker/Broker — 0.9%
The Charles Schwab Corp.	18,100	331,049

Food-Dairy Products — 0.7%
Dean Foods Co.†	15,260	269,034

Industrial Gases — 0.5%
Praxair, Inc.	2,300	173,236

Instruments-Scientific — 2.0%
Thermo Fisher Scientific, Inc.†	15,596	719,755

Internet Security — 0.8%
Symantec Corp.†	16,900	286,455

Investment Management/Advisor Services — 1.5%
Invesco, Ltd.	28,500	550,050

Medical Instruments — 1.6%
Medtronic, Inc.	6,800	291,652
St. Jude Medical, Inc.†	8,000	301,840

		593,492

Medical Labs & Testing Services — 0.7%
Laboratory Corp. of America Holdings†	3,500	248,850

Medical Products — 1.8%
Baxter International, Inc.	5,900	339,781
Johnson & Johnson	5,000	314,300

		654,081

Medical-Biomedical/Gene — 4.1%
Amgen, Inc.†	4,300	251,464
Celgene Corp.†	6,900	391,782
Gilead Sciences, Inc.†	17,800	859,206

		1,502,452

Medical-Drugs — 1.1%
Abbott Laboratories	7,500	397,050

Medical-Generic Drugs — 2.4%
Mylan, Inc.†	29,600	539,608
Teva Pharmaceutical Industries, Ltd. ADR	5,759	326,650

		866,258

Medical-HMO — 0.9%
UnitedHealth Group, Inc.	9,800	323,400

SunAmerica Series Trust Blue Chip Growth Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2010 — (continued)

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)

Metal-Copper — 0.6%
Freeport-McMoRan Copper & Gold, Inc.	3,500	$233,415

Multimedia — 0.8%
The Walt Disney Co.	9,500	280,725

Networking Products — 2.4%
Cisco Systems, Inc.†	37,900	851,613

Oil & Gas Drilling — 1.1%
Transocean, Ltd.†	4,578	387,940

Oil Companies-Exploration & Production — 3.8%
Apache Corp.	2,250	222,232
Devon Energy Corp.	2,050	137,166
Occidental Petroleum Corp.	6,300	493,542
Ultra Petroleum Corp.†	3,600	165,384
XTO Energy, Inc.	7,740	344,972

		1,363,296

Oil Companies-Integrated — 0.8%
Exxon Mobil Corp.	4,700	302,821

Oil-Field Services — 1.7%
Schlumberger, Ltd.	9,850	625,081

Pharmacy Services — 0.8%
Express Scripts, Inc.†	3,500	293,510

Retail-Apparel/Shoe — 0.7%
Abercrombie & Fitch Co., Class A	8,200	258,628

Retail-Building Products — 0.5%
Lowe’s Cos., Inc.	8,700	188,355

Retail-Computer Equipment — 0.6%
GameStop Corp., Class A†	10,500	207,585

Retail-Consumer Electronics — 0.5%
Best Buy Co., Inc.	4,600	168,590

Retail-Discount — 1.9%
Target Corp.	6,600	338,382
Wal-Mart Stores, Inc.	6,400	341,952

		680,334

Retail-Drug Store — 2.6%
CVS Caremark Corp.	28,890	935,169

Retail-Office Supplies — 1.0%
Staples, Inc.	15,300	358,938

Retail-Regional Department Stores — 1.0%
Kohl’s Corp.†	7,100	357,627

Retail-Restaurants — 1.4%
Burger King Holdings, Inc.	13,700	238,928
McDonald’s Corp.	4,500	280,935

		519,863

Semiconductor Equipment — 0.9%
ASML Holding NV	10,500	328,125

Telecom Equipment-Fiber Optics — 0.7%
Corning, Inc.	14,300	258,544

Transport-Rail — 1.2%
Union Pacific Corp.	7,300	441,650

Web Portals/ISP — 4.5%
Google, Inc., Class A†	3,050	1,614,731

Wireless Equipment — 3.5%
American Tower Corp., Class A†	10,000	424,500
QUALCOMM, Inc.	21,800	854,342

		1,278,842

X-Ray Equipment — 0.8%
Hologic, Inc.†	18,150	273,521

Total Common Stock (cost $32,564,729)		34,282,556

PREFERRED STOCK — 0.7%
Diversified Banking Institutions — 0.7%
Bank of America Corp. 10.00% (cost $233,158)	15,500	234,050

EXCHANGE TRADED FUNDS — 1.6%
Sector Fund — Financial Services — 1.6%
Financial Select Sector SPDR Fund (cost $533,564)	41,414	587,665

Total Long-Term Investment Securities (cost $33,331,451)		35,104,271

REPURCHASE AGREEMENT — 2.6%
Agreement with State Street Bank & Trust Co., Joint Repurchase Agreement(1) (cost $947,000)	$947,000	947,000

TOTAL INVESTMENTS (cost $34,278,451)(2)	99.6%	36,051,271
Other assets less liabilities	0.4	136,544

NET ASSETS	100.0%	$36,187,815

†	Non-income producing security
(1)	See Note 2 for details of Joint Repurchase Agreements.
(2)	See Note 3 for cost of investments on a tax basis.
ADR — American Depository Receipt

SunAmerica Series Trust Blue Chip Growth Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2010 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2010 (see Note 2):

	Level 1 - Unadjusted	Level 2 - Other	Level 3 - Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total

Long-Term Investment Securities:
Common Stock:
Computers	$3,416,648	$—	$—	$3,416,648
Other Industries*	30,865,908	—	—	30,865,908
Preferred Stock:	234,050	—	—	234,050
Exchange Traded Funds	587,665	—	—	587,665
Repurchase Agreement	—	947,000	—	947,000

Total	$35,104,271	$947,000	$—	$36,051,271

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets.

See Notes to Financial Statements

SunAmerica Series Trust Real Estate Portfolio
PORTFOLIO PROFILE — January 31, 2010 — (unaudited)

Industry Allocation*

Real Estate Investment Trusts	80.1%
Real Estate Operations & Development	6.7
Wireless Equipment	6.1
Commercial Paper	3.5
Transport-Marine	2.6

99.0%

*	Calculated as a percentage of net assets

SunAmerica Series Trust Real Estate Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2010

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK — 89.4%
Real Estate Investment Trusts — 73.9%
Alexandria Real Estate Equities, Inc.	178,600	$10,667,778
American Campus Communities, Inc.	396,700	10,179,322
AvalonBay Communities, Inc.	61,200	4,688,532
Boston Properties, Inc.	132,755	8,611,817
CBL & Associates Properties, Inc.	327,960	3,279,600
Cogdell Spencer, Inc.	560,750	3,622,445
Corporate Office Properties Trust	331,800	11,841,942
Cousins Properties, Inc.	615,572	4,715,281
DCT Industrial Trust, Inc.	1,745,100	8,638,245
Digital Realty Trust, Inc.	225,100	10,804,800
Douglas Emmett, Inc.	786,890	10,882,689
Entertainment Properties Trust	126,800	4,426,588
Essex Property Trust, Inc.	122,072	9,727,918
Federal Realty Investment Trust	128,130	8,249,009
Host Hotels & Resorts, Inc.†	411,008	4,356,685
LaSalle Hotel Properties	241,000	4,856,150
Regency Centers Corp.	223,900	7,498,411
Simon Property Group, Inc.	100,076	7,205,472
Taubman Centers, Inc.	139,660	4,421,636
Ventas, Inc.	242,800	10,246,160
Vornado Realty Trust	136,187	8,808,575

		157,729,055

Real Estate Operations & Development — 6.7%
Brookfield Asset Management, Inc., Class A	198,700	3,991,883
Forest City Enterprises, Inc., Class A†	913,555	10,332,307

		14,324,190

Transport-Marine — 2.6%
Alexander & Baldwin, Inc.	171,900	5,492,205

Wireless Equipment — 6.2%
American Tower Corp., Class A†	110,500	4,690,725
Crown Castle International Corp.†	153,800	5,681,372
SBA Communications Corp., Class A†	84,200	2,786,178

		13,158,275

Total Common Stock (cost $185,364,461)		190,703,725

PREFERRED STOCK — 4.5%
Real Estate Investment Trusts — 4.5%
AMB Property Corp., Series M 6.75%	93,800	2,007,320
CBL & Associates Properties, Inc., Series D 7.38%	75,800	1,519,790
Digital Realty Trust, Inc., Series D 5.50%	53,000	1,537,000
Equity Residential Properties, Series E 7.00% (convertible)	13,600	489,464
SL Green Realty Corp., Series C 7.63%	179,890	4,146,464

Total Preferred Stock (cost $5,235,035)		9,700,038

CONVERTIBLE BONDS & NOTES — 1.6%
Real Estate Investment Trusts — 1.6%
Prologis Senior Notes 2.25% due 04/01/37	$3,105,000	2,924,016
SL Green Realty Corp. Senior Notes 3.00% due 03/30/27*	510,000	473,025

Total Convertible Bonds & Notes (cost $1,739,833)		3,397,041

Total Long-Term Investment Securities (cost $192,339,329)		203,800,804

SHORT-TERM INVESTMENT SECURITIES — 3.5%
Commercial Paper — 3.5%
Intesa Funding LLC 0.13% due 02/02/10	5,847,000	5,846,979
Three Pillars Funding 0.20% due 02/01/10*	1,596,000	1,596,000

Total Short-Term Investment Securities (cost $7,442,979)		7,442,979

TOTAL INVESTMENTS (cost $199,782,308)(1)	99.0%	211,243,783
Other assets less liabilities	1.0	2,030,105

NET ASSETS	100.0%	$213,273,888

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At January 31, 2010, the aggregate value of these securities was $2,069,025 representing 1.0% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	See Note 3 for cost of investments on a tax basis.

SunAmerica Series Trust Real Estate Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2010 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2010 (see Note 2):

	Level 1 - Unadjusted	Level 2 - Other	Level 3 - Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total

Long-Term Investment Securities:
Common Stock:
Real Estate Investment Trusts	$157,729,055	$—	$—	$157,729,055
Real Estate Operations & Development	14,324,190	—	—	14,324,190
Wireless Equipment	13,158,275	—	—	13,158,275
Other Industries*	5,492,205	—	—	5,492,205
Preferred Stock	9,700,038	—	—	9,700,038
Convertible Bonds & Notes	—	3,397,041	—	3,397,041
Short-Term Investment Securities:
Commercial Paper	—	7,442,979	—	7,442,979

Total	$200,403,763	$10,840,020	$—	$211,243,783

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets.

See Notes to Financial Statements

SunAmerica Series Trust Small Company Value Portfolio
PORTFOLIO PROFILE — January 31, 2010 — (unaudited)

Industry Allocation*

Steel-Producers	4.2%
Diversified Manufacturing Operations	4.1
U.S. Government Agencies	4.1
Insurance-Reinsurance	3.9
Retail-Apparel/Shoe	3.6
Oil & Gas Drilling	3.5
Home Furnishings	3.0
Electronic Components-Misc.	2.9
Oil-Field Services	2.8
Building-Mobile Home/Manufactured Housing	2.7
Insurance-Life/Health	2.6
Machinery-General Industrial	2.5
Building & Construction Products-Misc.	2.5
Insurance-Multi-line	2.5
Insurance-Property/Casualty	2.2
Banks-Commercial	2.2
Building-Residential/Commercial	2.2
Machine Tools & Related Products	2.2
Transport-Marine	2.0
Instruments-Controls	1.9
Metal Processors & Fabrication	1.9
Retail-Major Department Stores	1.8
Chemicals-Diversified	1.6
Gas-Distribution	1.6
Coatings/Paint	1.5
Electric-Integrated	1.5
Insurance Brokers	1.4
Building Products-Wood	1.4
Auto/Truck Parts & Equipment-Original	1.4
Industrial Automated/Robotic	1.4
Transport-Rail	1.4
Transport-Services	1.3
Identification Systems	1.3
Building-Maintenance & Services	1.2
Research & Development	1.2
Retail-Automobile	1.2
Retail-Convenience Store	1.2
Building Products-Doors & Windows	1.1
Machinery-Pumps	1.0
Retail-Discount	1.0
Chemicals-Specialty	1.0
Industrial Gases	1.0
Medical Sterilization Products	1.0
Airlines	0.9
Semiconductor Equipment	0.9
Environmental Monitoring & Detection	0.9
Intimate Apparel	0.8
Paper & Related Products	0.7
Lasers-System/Components	0.7
Engineering/R&D Services	0.7
Engines-Internal Combustion	0.6
Machinery-Electrical	0.6
Retail-Hair Salons	0.6
Retail-Leisure Products	0.6
Coal	0.5
Miscellaneous Manufacturing	0.4
Leisure Products	0.4
Medical Products	0.4
Auto-Truck Trailers	0.3
Machinery-Construction & Mining	0.3
Advanced Materials	0.3
Retail-Home Furnishings	0.3
Footwear & Related Apparel	0.3
Computers-Integrated Systems	0.2
Machinery-Farming	0.2
Power Converter/Supply Equipment	0.2
Retail-Jewelry	0.2
Electronic Components-Semiconductors	0.1

100.1%

*	Calculated as a percentage of net assets

SunAmerica Series Trust Small Company Value Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2010

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK — 96.0%
Advanced Materials — 0.3%
Ceradyne, Inc.†	21,400	$418,156

Airlines — 0.9%
Skywest, Inc.	80,000	1,170,400

Auto-Truck Trailers — 0.3%
Wabash National Corp.†	144,400	427,424

Auto/Truck Parts & Equipment-Original — 1.4%
Autoliv, Inc.†	41,300	1,768,053

Banks-Commercial — 2.2%
Chemical Financial Corp.	55,100	1,167,569
Peoples Bancorp, Inc.	12,800	166,144
Trustco Bank Corp. NY	236,000	1,416,000

		2,749,713

Building & Construction Products-Misc. — 2.5%
Drew Industries, Inc.†	11,200	208,320
Gibraltar Industries, Inc.†	119,400	1,664,436
Simpson Manufacturing Co., Inc.	49,300	1,215,738

		3,088,494

Building Products-Doors & Windows — 1.1%
Apogee Enterprises, Inc.	99,900	1,374,624

Building Products-Wood — 1.4%
Universal Forest Products, Inc.	52,297	1,774,960

Building-Maintenance & Services — 1.2%
ABM Industries, Inc.	78,800	1,530,296

Building-Mobile Home/Manufactured Housing — 2.7%
Thor Industries, Inc.	76,700	2,435,225
Winnebago Industries, Inc.†	74,000	884,300

		3,319,525

Building-Residential/Commercial — 2.2%
D.R. Horton, Inc.	92,500	1,090,575
M/I Homes, Inc.†	60,100	620,232
MDC Holdings, Inc.	29,600	994,560

		2,705,367

Chemicals-Diversified — 1.6%
Westlake Chemical Corp.	95,300	1,956,509

Chemicals-Specialty — 1.0%
Cabot Corp.	47,100	1,214,238

Coal — 0.5%
Arch Coal, Inc.	19,100	402,437
CONSOL Energy, Inc.	3,200	149,152
Peabody Energy Corp.	2,700	113,724

		665,313

Coatings/Paint — 1.5%
RPM International, Inc.	100,700	1,883,090

Computers-Integrated Systems — 0.2%
Diebold, Inc.	9,000	239,130

Diversified Manufacturing Operations — 4.1%
A.O. Smith Corp.	17,300	736,634
Carlisle Cos., Inc.	47,400	1,588,848
Teleflex, Inc.	22,900	1,308,964
Trinity Industries, Inc.	97,000	1,517,080

		5,151,526

Electric-Integrated — 1.5%
NV Energy, Inc.	156,900	1,807,488

Electronic Components-Misc. — 2.9%
Benchmark Electronics, Inc.†	110,000	2,004,200
Gentex Corp.	85,000	1,629,450

		3,633,650

Electronic Components-Semiconductors — 0.1%
OmniVision Technologies, Inc.†	13,000	167,700

Engineering/R&D Services — 0.7%
EMCOR Group, Inc.†	33,900	815,634

Engines-Internal Combustion — 0.6%
Briggs & Stratton Corp.	47,600	786,828

Environmental Monitoring & Detection — 0.9%
Mine Safety Appliances Co.	46,400	1,117,776

Footwear & Related Apparel — 0.3%
The Timberland Co., Class A†	19,000	326,800

Gas-Distribution — 1.6%
Atmos Energy Corp.	20,000	552,400
Energen Corp.	31,400	1,380,030

		1,932,430

Home Furnishings — 3.0%
American Woodmark Corp.	40,600	818,496
Bassett Furniture Industries, Inc. †	11,000	47,630
Ethan Allen Interiors, Inc.	61,300	888,237
Hooker Furniture Corp.	70,500	896,055
La-Z-Boy, Inc.†	101,300	1,028,195

		3,678,613

Identification Systems — 1.3%
Brady Corp., Class A	55,500	1,568,430

Industrial Automated/Robotic — 1.4%
Nordson Corp.	30,000	1,696,200

Industrial Gases — 1.0%
Airgas, Inc.	28,500	1,204,410

Instruments-Controls — 1.9%
Mettler-Toledo International, Inc.†	15,000	1,462,050
Watts Water Technologies, Inc., Class A	33,000	954,690

		2,416,740

Insurance Brokers — 1.4%
Arthur J. Gallagher & Co.	39,100	881,705
Erie Indemnity Co., Class A	23,200	904,800

		1,786,505

Insurance-Life/Health — 2.6%
Protective Life Corp.	124,500	2,097,825
StanCorp Financial Group, Inc.	26,900	1,156,162

		3,253,987

SunAmerica Series Trust Small Company Value Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2010 — (continued)

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)

Insurance-Multi-line — 2.5%
American National Insurance Co.	10,100	$1,075,044
Old Republic International Corp.	186,600	1,976,094

		3,051,138

Insurance-Property/Casualty — 2.2%
RLI Corp.	20,300	1,044,638
Tower Group, Inc.	53,300	1,177,930
Zenith National Insurance Corp.	19,100	532,890

		2,755,458

Insurance-Reinsurance — 3.9%
Aspen Insurance Holdings, Ltd.	67,000	1,784,210
Montpelier Re Holdings, Ltd.	84,300	1,423,827
Validus Holdings, Ltd.	62,058	1,644,544

		4,852,581

Intimate Apparel — 0.8%
The Warnaco Group, Inc.†	27,000	1,045,440

Lasers-System/Components — 0.7%
Rofin-Sinar Technologies, Inc.†	38,000	831,820

Leisure Products — 0.4%
Brunswick Corp.	51,000	547,230

Machine Tools & Related Products — 2.2%
Kennametal, Inc.	59,600	1,459,008
Lincoln Electric Holdings, Inc.	25,300	1,235,399

		2,694,407

Machinery-Construction & Mining — 0.3%
Astec Industries, Inc.†	16,900	420,641

Machinery-Electrical — 0.6%
Franklin Electric Co., Inc.	29,800	775,694

Machinery-Farming — 0.2%
CNH Global NV†	9,000	213,210

Machinery-General Industrial — 2.5%
Applied Industrial Technologies, Inc.	28,600	623,480
Gardner Denver, Inc.	36,900	1,470,465
Roper Industries, Inc.	21,000	1,051,680

		3,145,625

Machinery-Pumps — 1.0%
Graco, Inc.	48,000	1,281,120

Medical Products — 0.4%
West Pharmaceutical Services, Inc.	14,700	534,051

Medical Sterilization Products — 1.0%
STERIS Corp.	45,500	1,186,640

Metal Processors & Fabrication — 1.9%
CIRCOR International, Inc.	13,900	392,675
Mueller Industries, Inc.	64,300	1,581,137
Timken Co.	14,800	331,668

		2,305,480

Miscellaneous Manufacturing — 0.4%
Aptargroup, Inc.	15,600	553,488

Oil & Gas Drilling — 3.5%
Atwood Oceanics, Inc.†	30,000	1,005,600
Rowan Cos., Inc.†	82,000	1,761,360
Unit Corp.†	33,500	1,525,590

		4,292,550

Oil-Field Services — 2.8%
CARBO Ceramics, Inc.	2,000	131,840
Global Industries, Ltd.†	144,000	1,003,680
Helix Energy Solutions Group, Inc.†	88,600	940,046
Oil States International, Inc.†	39,200	1,444,128

		3,519,694

Paper & Related Products — 0.7%
Glatfelter	65,500	903,900

Power Converter/Supply Equipment — 0.2%
Powell Industries, Inc.†	7,000	204,470

Research & Development — 1.2%
Pharmaceutical Product Development, Inc.	63,200	1,476,352

Retail-Apparel/Shoe — 3.6%
Brown Shoe Co., Inc.	104,200	1,276,450
Christopher & Banks Corp.	150,000	997,500
Gymboree Corp.†	17,500	682,675
The Men’s Wearhouse, Inc.	76,500	1,541,475

		4,498,100

Retail-Automobile — 1.2%
Group 1 Automotive, Inc.†	50,700	1,470,300

Retail-Convenience Store — 1.2%
Casey’s General Stores, Inc.	47,500	1,457,300

Retail-Discount — 1.0%
Fred’s, Inc.	97,000	972,910
Tuesday Morning Corp.†	64,000	279,680

		1,252,590

Retail-Hair Salons — 0.6%
Regis Corp.	47,000	748,710

Retail-Home Furnishings — 0.3%
Pier 1 Imports, Inc.†	78,000	397,800

Retail-Jewelry — 0.2%
Zale Corp.†	87,000	189,660

Retail-Leisure Products — 0.6%
West Marine, Inc.†	86,700	727,413

Retail-Major Department Stores — 1.8%
J.C. Penney Co., Inc.	58,000	1,440,140
Saks, Inc.†	114,000	734,160

		2,174,300

Semiconductor Equipment — 0.9%
Cohu, Inc.	86,364	1,118,414

Steel-Producers — 4.2%
Gerdau Ameristeel Corp.	158,500	1,193,505
Reliance Steel & Aluminum Co.	48,000	1,955,520
Steel Dynamics, Inc.	115,000	1,745,700
United States Steel Corp.	6,500	288,795

		5,183,520

SunAmerica Series Trust Small Company Value Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2010 — (continued)

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)

Transport-Marine — 2.0%
Overseas Shipholding Group, Inc.	21,000	$936,810
Teekay Corp.	30,679	765,748
Tidewater, Inc.	15,610	730,860

		2,433,418

Transport-Rail — 1.4%
Genesee & Wyoming, Inc., Class A†	38,800	1,143,436
Kansas City Southern†	18,500	549,450

		1,692,886

Transport-Services — 1.3%
Bristow Group, Inc.†	44,900	1,602,930

Total Long-Term Investment Securities (cost $125,779,575)		119,168,339

SHORT-TERM INVESTMENT SECURITIES — 4.1%
U.S. Government Agencies — 4.1%
Federal Home Loan Bank Discount Notes 0.05% due 02/01/10 (cost $5,120,000)	$5,120,000	5,120,000

TOTAL INVESTMENTS (cost $130,899,575)(1)	100.1%	124,288,339
Liabilities in excess of other assets	(0.1)	(148,169)

NET ASSETS	100.0%	$124,140,170

†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2010 (see Note 2):

	Level 1 - Unadjusted	Level 2 - Other	Level 3 - Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total

Long-Term Investment Securities:
Common Stock	$119,168,339	$—	$—	$119,168,339
Short-Term Investment Securities:
U.S. Government Agencies	—	5,120,000	—	5,120,000

Total	$119,168,339	$5,120,000	$—	$124,288,339

See Notes to Financial Statements

SunAmerica Series Trust Mid-Cap Growth Portfolio
PORTFOLIO PROFILE — January 31, 2010 — (unaudited)

Industry Allocation*

Oil Companies-Exploration & Production	4.2%
Commercial Services-Finance	3.4
Retail-Apparel/Shoe	3.4
Telecom Services	3.3
Medical-HMO	3.0
Investment Management/Advisor Services	2.7
Medical-Biomedical/Gene	2.3
Electronic Components-Semiconductors	2.2
Electronic Components-Misc.	2.2
Enterprise Software/Service	2.2
Machinery-General Industrial	2.1
Computer Services	2.0
Banks-Commercial	1.9
Engineering/R&D Services	1.8
Human Resources	1.7
Semiconductor Equipment	1.6
Applications Software	1.5
Metal Processors & Fabrication	1.5
Electronic Connectors	1.4
Semiconductor Components-Integrated Circuits	1.3
Distribution/Wholesale	1.3
Airlines	1.3
Computers-Memory Devices	1.2
Coatings/Paint	1.2
Retail-Bedding	1.2
Retail-Sporting Goods	1.2
Transport-Truck	1.2
Veterinary Diagnostics	1.1
Engines-Internal Combustion	1.1
Schools	1.1
Internet Infrastructure Software	1.1
Building Products-Air & Heating	1.1
Medical Labs & Testing Services	1.1
Cruise Lines	1.0
Dialysis Centers	1.0
Insurance-Multi-line	1.0
Non-Hazardous Waste Disposal	1.0
Oil Field Machinery & Equipment	1.0
Retail-Regional Department Stores	1.0
Medical-Drugs	1.0
Aerospace/Defense-Equipment	1.0
Pharmacy Services	1.0
Computer Aided Design	1.0
Retail-Mail Order	1.0
Web Hosting/Design	1.0
Commercial Services	0.9
Hotels/Motels	0.9
Repurchase Agreements	0.9
Hazardous Waste Disposal	0.9
E-Commerce/Products	0.9
Apparel Manufacturers	0.9
Transport-Rail	0.9
Containers-Metal/Glass	0.9
Banks-Fiduciary	0.9
Therapeutics	0.9
Retail-Office Supplies	0.8
Private Corrections	0.8
Finance-Investment Banker/Broker	0.8
Decision Support Software	0.8
Diversified Manufacturing Operations	0.8
Retirement/Aged Care	0.8
Telecommunication Equipment	0.8
Medical Products	0.8
Electronic Design Automation	0.8
Broadcast Services/Program	0.8
Advertising Sales	0.8
Industrial Audio & Video Products	0.8
Dental Supplies & Equipment	0.8
Transport-Services	0.8
Consulting Services	0.8
Insurance-Property/Casualty	0.7
Medical Information Systems	0.7
Industrial Gases	0.7
Racetracks	0.7
Oil-Field Services	0.7
Motorcycle/Motor Scooter	0.7
Metal-Copper	0.5
Computers-Integrated Systems	0.5
Retail-Restaurants	0.5
Food-Retail	0.4
Energy-Alternate Sources	0.3

100.3%

*	Calculated as a percentage of net assets

SunAmerica Series Trust Mid-Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2010

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK — 99.4%
Advertising Sales — 0.8%
Lamar Advertising Co., Class A†	38,300	$1,095,380

Aerospace/Defense-Equipment — 1.0%
Goodrich Corp.	23,200	1,436,312

Airlines — 1.3%
Delta Air Lines, Inc.†	153,800	1,880,974

Apparel Manufacturers — 0.9%
VF Corp.	18,100	1,303,743

Applications Software — 1.5%
Nuance Communications, Inc.†	77,150	1,158,793
Salesforce.com, Inc.†	16,200	1,029,510

		2,188,303

Banks-Commercial — 1.9%
BB&T Corp.	57,000	1,588,590
BOK Financial Corp.	22,300	1,057,243

		2,645,833

Banks-Fiduciary — 0.9%
Northern Trust Corp.	24,390	1,232,183

Broadcast Services/Program — 0.8%
Discovery Communications, Inc., Class A†	37,400	1,109,284

Building Products-Air & Heating — 1.1%
Lennox International, Inc.	39,700	1,517,334

Coatings/Paint — 1.2%
The Sherwin-Williams Co.	27,300	1,729,455

Commercial Services — 0.9%
Alliance Data Systems Corp.†	22,700	1,349,742

Commercial Services-Finance — 3.4%
Mastercard, Inc., Class A	6,970	1,741,803
Moody’s Corp.	48,000	1,324,320
The Western Union Co.	97,700	1,811,358

		4,877,481

Computer Aided Design — 1.0%
ANSYS, Inc.†	32,742	1,370,580

Computer Services — 2.0%
Cognizant Technology Solutions Corp., Class A†	64,100	2,798,606

Computers-Integrated Systems — 0.5%
MICROS Systems, Inc.†	25,400	725,932

Computers-Memory Devices — 1.2%
NetApp, Inc.†	61,200	1,782,756

Consulting Services — 0.8%
FTI Consulting, Inc.†	25,900	1,073,555

Containers-Metal/Glass — 0.9%
Greif, Inc., Class A	26,200	1,267,032

Cruise Lines — 1.0%
Royal Caribbean Cruises, Ltd.†	56,900	1,484,521

Decision Support Software — 0.8%
MSCI, Inc., Class A†	39,700	1,173,532

Dental Supplies & Equipment — 0.8%
DENTSPLY International, Inc.	32,210	1,080,001

Dialysis Centers — 1.0%
DaVita, Inc.†	24,780	1,480,853

Distribution/Wholesale — 1.3%
WW Grainger, Inc.	19,300	1,916,104

Diversified Manufacturing Operations — 0.8%
Carlisle Cos., Inc.	34,600	1,159,792

E-Commerce/Products — 0.9%
Amazon.com, Inc.†	10,500	1,316,805

Electronic Components-Misc. — 2.2%
Gentex Corp.	96,225	1,844,633
Tyco Electronics, Ltd.	53,400	1,328,592

		3,173,225

Electronic Components-Semiconductors — 2.2%
Broadcom Corp., Class A†	47,620	1,272,406
MEMC Electronic Materials, Inc.†	78,000	981,240
Microchip Technology, Inc.	35,900	926,579

		3,180,225

Electronic Connectors — 1.4%
Amphenol Corp., Class A	51,000	2,031,840

Electronic Design Automation — 0.8%
Cadence Design Systems, Inc.†	191,700	1,113,777

Energy-Alternate Sources — 0.3%
First Solar, Inc.†	4,400	498,520

Engineering/R&D Services — 1.8%
Aecom Technology Corp.†	51,300	1,383,561
McDermott International, Inc.†	48,680	1,149,822

		2,533,383

Engines-Internal Combustion — 1.1%
Cummins, Inc.	36,000	1,625,760

Enterprise Software/Service — 2.2%
Concur Technologies, Inc.†	33,500	1,328,275
Sybase, Inc.†	44,000	1,789,480

		3,117,755

Finance-Investment Banker/Broker — 0.8%
TD Ameritrade Holding Corp.†	66,480	1,180,685

Food-Retail — 0.4%
Whole Foods Market, Inc.†	20,800	566,176

Hazardous Waste Disposal — 0.9%
Stericycle, Inc.†	24,960	1,321,133

Hotel/Motels — 0.9%
Starwood Hotels & Resorts Worldwide, Inc.	40,300	1,342,796

Human Resources — 1.7%
Hewitt Associates, Inc., Class A†	36,100	1,425,228
Robert Half International, Inc.	35,000	942,200

		2,367,428

Industrial Audio & Video Products — 0.8%
Dolby Laboratories, Inc., Class A†	21,480	1,081,088

Industrial Gases — 0.7%
Praxair, Inc.	13,300	1,001,756

Insurance-Multi-line — 1.0%
ACE, Ltd.†	30,000	1,478,100

SunAmerica Series Trust Mid-Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2010 — (continued)

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)

Insurance-Property/Casualty — 0.7%
HCC Insurance Holdings, Inc.	38,200	$1,035,220

Internet Infrastructure Software — 1.1%
F5 Networks, Inc.†	30,900	1,527,387

Investment Management/Advisor Services — 2.7%
BlackRock, Inc.	5,500	1,176,010
Och Ziff Capital Management	83,520	1,130,026
T. Rowe Price Group, Inc.	30,930	1,534,746

		3,840,782

Machinery-General Industrial — 2.1%
Roper Industries, Inc.	36,110	1,808,389
Wabtec Corp.	32,400	1,241,892

		3,050,281

Medical Information Systems — 0.7%
Cerner Corp.†	13,670	1,034,136

Medical Labs & Testing Services — 1.1%
Covance, Inc.†	26,080	1,515,509

Medical Products — 0.8%
Zimmer Holdings, Inc.†	19,900	1,120,768

Medical-Biomedical/Gene — 2.3%
Alexion Pharmaceuticals, Inc.†	21,200	983,044
Illumina, Inc.†	24,920	914,315
Life Technologies Corp.†	13,100	651,201
Myriad Genetics, Inc.†	33,200	780,200

		3,328,760

Medical-Drugs — 1.0%
Biovail Corp.	99,100	1,438,932

Medical-HMO — 3.0%
Humana, Inc.†	28,920	1,406,090
UnitedHealth Group, Inc.	85,600	2,824,800

		4,230,890

Metal Processors & Fabrication — 1.5%
Precision Castparts Corp.	19,770	2,080,792

Metal-Copper — 0.5%
Freeport-McMoRan Copper & Gold, Inc.	11,300	753,597

Motorcycle/Motor Scooter — 0.7%
Harley-Davidson, Inc.	41,200	936,888

Non-Hazardous Waste Disposal — 1.0%
Waste Connections, Inc.†	45,840	1,474,673

Oil Companies-Exploration & Production — 4.2%
Cabot Oil & Gas Corp.	35,000	1,339,450
Forest Oil Corp.†	73,530	1,773,544
Noble Energy, Inc.	14,600	1,079,524
Southwestern Energy Co.†	41,580	1,782,950

		5,975,468

Oil Field Machinery & Equipment — 1.0%
Cameron International Corp.†	38,750	1,459,325

Oil-Field Services — 0.7%
Oceaneering International, Inc.†	17,860	976,942

Pharmacy Services — 1.0%
Express Scripts, Inc.†	17,000	1,425,620

Private Corrections — 0.8%
Corrections Corp. of America†	64,030	1,198,001

Racetracks — 0.7%
Penn National Gaming, Inc.†	36,600	987,468

Retail-Apparel/Shoe — 3.4%
Chico’s FAS, Inc.†	83,900	1,071,403
J Crew Group, Inc.†	32,800	1,286,088
Nordstrom, Inc.	39,000	1,347,060
Phillips-Van Heusen Corp.	27,801	1,092,301

		4,796,852

Retail-Bedding — 1.2%
Bed Bath & Beyond, Inc.†	44,200	1,710,540

Retail-Mail Order — 1.0%
Williams-Sonoma, Inc.	72,000	1,366,560

Retail-Office Supplies — 0.8%
Staples, Inc.	51,600	1,210,536

Retail-Regional Department Stores — 1.0%
Kohl’s Corp.†	28,600	1,440,582

Retail-Restaurants — 0.5%
Chipotle Mexican Grill, Inc., Class A†	7,200	694,512

Retail-Sporting Goods — 1.2%
Dick’s Sporting Goods, Inc.†	75,600	1,691,172

Retirement/Aged Care — 0.8%
Brookdale Senior Living, Inc.†	62,900	1,147,925

Schools — 1.1%
Education Management Corp.†	83,588	1,588,172

Semiconductor Components-Integrated Circuits — 1.3%
Marvell Technology Group, Ltd.†	110,200	1,920,786

Semiconductor Equipment — 1.6%
Lam Research Corp.†	38,500	1,270,885
Varian Semiconductor Equipment Associates, Inc.†	32,100	941,493

		2,212,378

Telecom Services — 3.3%
Amdocs, Ltd.†	120,100	3,433,659
TW Telecom, Inc.†	85,760	1,321,562

		4,755,221

Telecommunication Equipment — 0.8%
CommScope, Inc.†	41,800	1,137,378

Therapeutics — 0.9%
BioMarin Pharmaceutical, Inc.†	62,400	1,212,432

Transport-Rail — 0.9%
Canadian National Railway Co.	25,800	1,288,194

Transport-Services — 0.8%
Expeditors International of Washington, Inc.	31,600	1,077,560

Transport-Truck — 1.2%
Landstar System, Inc.	46,000	1,669,340

Veterinary Diagnostics — 1.1%
VCA Antech, Inc.†	64,310	1,632,831

SunAmerica Series Trust Mid-Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2010 — (continued)

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)

Web Hosting/Design — 1.0%
Equinix, Inc.†	14,200	$1,366,466

Total Long-Term Investment Securities (cost $127,984,891)		141,920,616

	Shares/	Market
	Principal	Value
Security Description	Amount	(Note 2)

REPURCHASE AGREEMENT — 0.9%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 01/29/10, to be repurchased 02/01/10 in the amount of $1,333,001 and collateralized by $1,310,000 of Federal Home Loan Bank Notes, bearing interest at 4.38% due 09/17/10 and having approximate value of $1,364,234 (cost $1,333,000)	$1,333,000	1,333,000

TOTAL INVESTMENTS (cost $129,317,891)(1)	100.3%	143,253,616
Liabilities in excess of other assets	(0.3)	(455,750)

NET ASSETS	100.0%	$142,797,866

†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2010 (see Note 2):

	Level 1 - Unadjusted	Level 2 - Other	Level 3 - Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total

Long-Term Investment Securities:
Common Stock	$141,920,616	$—	$—	$141,920,616
Repurchase Agreement	—	1,333,000	—	1,333,000

Total	$141,920,616	$1,333,000	$—	$143,253,616

See Notes to Financial Statements

SunAmerica Series Trust Aggressive Growth Portfolio
PORTFOLIO PROFILE — January 31, 2010 — (unaudited)

Industry Allocation*

Oil Companies-Exploration & Production	6.5%
Commercial Services	6.4
Medical-Drugs	5.2
Time Deposits	4.3
Consulting Services	4.2
Diversified Manufacturing Operations	3.6
Electronic Components-Semiconductors	3.3
Computer Services	3.2
Cellular Telecom	3.2
Medical-Generic Drugs	3.1
E-Services/Consulting	2.7
Theaters	2.6
Schools	2.5
Wireless Equipment	2.4
Casino Services	2.4
Human Resources	2.4
Printing-Commercial	2.1
Medical-Biomedical/Gene	2.1
Finance-Investment Banker/Broker	2.1
Leisure Products	1.8
Retail-Apparel/Shoe	1.7
Entertainment Software	1.6
Machinery-General Industrial	1.6
E-Commerce/Services	1.5
Recreational Vehicles	1.4
Commercial Services-Finance	1.4
Medical Instruments	1.3
Motion Pictures & Services	1.3
Chemicals-Specialty	1.2
Transactional Software	1.1
Enterprise Software/Service	1.1
Engineering/R&D Services	1.0
Hotels/Motels	1.0
Insurance-Property/Casualty	1.0
Industrial Audio & Video Products	1.0
Electronic Connectors	0.9
Medical-HMO	0.9
Steel-Specialty	0.9
Industrial Gases	0.9
Dental Supplies & Equipment	0.9
Pharmacy Services	0.9
Machinery-Construction & Mining	0.9
Chemicals-Diversified	0.8
Real Estate Management/Services	0.8
Distribution/Wholesale	0.8
Retail-Computer Equipment	0.8
Retail-Bedding	0.7
Metal Processors & Fabrication	0.7
Oil & Gas Drilling	0.7
Semiconductor Components-Integrated Circuits	0.7
Diagnostic Kits	0.7
Auto-Heavy Duty Trucks	0.7
Containers-Metal/Glass	0.7
Transport-Services	0.6
Racetracks	0.5
Retail-Sporting Goods	0.4
Web Hosting/Design	0.2

101.4%

*	Calculated as a percentage of net assets

SunAmerica Series Trust Aggressive Growth Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2010

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK — 97.1%
Auto-Heavy Duty Trucks — 0.7%
Oshkosh Corp.†	11,800	$425,626

Casino Services — 2.4%
Scientific Games Corp., Class A†	109,265	1,538,451

Cellular Telecom — 3.2%
MetroPCS Communications, Inc.†	46,600	262,358
NII Holdings, Inc.†	54,400	1,781,056

		2,043,414

Chemicals-Diversified — 0.8%
Celanese Corp., Class A	18,100	526,710

Chemicals-Specialty — 1.2%
Ecolab, Inc.	17,300	759,470

Commercial Services — 6.4%
Alliance Data Systems Corp.†	20,700	1,230,822
Live Nation Entertainment, Inc.†	122,391	1,403,825
TeleTech Holdings, Inc.†	31,511	599,969
Weight Watchers International, Inc.	29,100	839,826

		4,074,442

Commercial Services-Finance — 1.4%
Total System Services, Inc.	29,400	420,714
Wright Express Corp.†	15,324	449,913

		870,627

Computer Services — 3.2%
Cognizant Technology Solutions Corp., Class A†	21,900	956,154
IHS, Inc., Class A†	21,800	1,121,392

		2,077,546

Consulting Services — 4.2%
FTI Consulting, Inc.†	19,767	819,342
Gartner, Inc.†	80,048	1,713,027
ICF International, Inc.†	8,055	188,568

		2,720,937

Containers-Metal/Glass — 0.7%
Owens-Illinois, Inc.†	15,500	421,910

Dental Supplies & Equipment — 0.9%
DENTSPLY International, Inc.	17,500	586,775

Diagnostic Kits — 0.7%
Inverness Medical Innovations, Inc.†	11,000	444,070

Distribution/Wholesale — 0.8%
LKQ Corp.†	27,300	511,875

Diversified Manufacturing Operations — 3.6%
Acuity Brands, Inc.	14,200	508,076
ITT Corp.	27,500	1,328,525
Leggett & Platt, Inc.	24,300	443,718

		2,280,319

E-Commerce/Services — 1.5%
NetFlix, Inc.†	9,200	572,700
priceline.com, Inc.†	2,100	410,235

		982,935

E-Services/Consulting — 2.7%
GSI Commerce, Inc.†	75,200	1,711,552

Electronic Components-Semiconductors — 3.3%
Microsemi Corp.†	72,200	1,078,668
PMC — Sierra, Inc.†	129,100	1,026,345

		2,105,013

Electronic Connectors — 0.9%
Thomas & Betts Corp.†	18,000	607,680

Engineering/R&D Services — 1.0%
URS Corp.†	14,500	650,760

Enterprise Software/Service — 1.1%
Lawson Software, Inc.†	116,000	702,960

Entertainment Software — 1.6%
Activision Blizzard, Inc.†	77,500	787,400
THQ, Inc.†	45,100	227,304

		1,014,704

Finance-Investment Banker/Broker — 2.1%
Lazard, Ltd., Class A	17,200	662,888
Raymond James Financial, Inc.	25,900	655,529

		1,318,417

Hotels/Motels — 1.0%
Hyatt Hotels Corp., Class A†	10,150	300,643
Starwood Hotels & Resorts Worldwide, Inc.	10,500	349,860

		650,503

Human Resources — 2.4%
Manpower, Inc.	9,600	497,184
Resources Connection, Inc.†	56,438	1,007,983

		1,505,167

Industrial Audio & Video Products — 1.0%
Dolby Laboratories, Inc., Class A†	12,100	608,993

Industrial Gases — 0.9%
Airgas, Inc.	14,200	600,092

Insurance-Property/Casualty — 1.0%
The Hanover Insurance Group, Inc.	14,800	627,816

Leisure Products — 1.8%
WMS Industries, Inc.†	31,200	1,156,896

Machinery-Construction & Mining — 0.9%
Bucyrus International, Inc.	10,800	565,704

Machinery-General Industrial — 1.6%
Gardner Denver, Inc.	25,300	1,008,205

Medical Instruments — 1.3%
Boston Scientific Corp.†	93,800	809,494

Medical-Biomedical/Gene — 2.1%
Acorda Therapeutics, Inc.†	17,800	498,044
Illumina, Inc.†	5,000	183,450
Vertex Pharmaceuticals, Inc.†	16,900	648,960

		1,330,454

Medical-Drugs — 5.2%
Biovail Corp.	22,900	332,508
Forest Laboratories, Inc.†	34,400	1,019,616
Shire PLC ADR	32,900	1,960,840

		3,312,964

SunAmerica Series Trust Aggressive Growth Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2010 — (continued)

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)

Medical-Generic Drugs — 3.1%
Mylan, Inc.†	69,300	$1,263,339
Perrigo Co.	16,200	717,336

		1,980,675

Medical-HMO — 0.9%
Humana, Inc.†	12,400	602,888

Metal Processors & Fabrication — 0.7%
Timken Co.	20,900	468,369

Motion Pictures & Services — 1.3%
DreamWorks Animation SKG, Inc., Class A†	20,600	802,164

Oil & Gas Drilling — 0.7%
Noble Corp.†	11,500	463,680

Oil Companies-Exploration & Production — 6.5%
Concho Resources, Inc.†	14,400	646,128
Continental Resources, Inc.†	14,500	550,565
PetroHawk Energy Corp.†	57,300	1,279,509
Plains Exploration & Production Co.†	9,500	316,825
Range Resources Corp.	15,640	719,440
Whiting Petroleum Corp.†	10,163	676,449

		4,188,916

Pharmacy Services — 0.9%
Express Scripts, Inc.†	6,900	578,634

Printing-Commercial — 2.1%
VistaPrint NV†	24,381	1,365,580

Racetracks — 0.5%
Penn National Gaming, Inc.†	11,500	310,270

Real Estate Management/Services — 0.8%
CB Richard Ellis Group, Inc., Class A†	41,900	515,370

Recreational Vehicles — 1.4%
Polaris Industries, Inc.	20,516	907,012

Retail-Apparel/Shoe — 1.7%
American Eagle Outfitters, Inc.	20,100	319,389
Phillips-Van Heusen Corp.	19,200	754,368

		1,073,757

Retail-Bedding — 0.7%
Bed Bath & Beyond, Inc.†	12,200	472,140

Retail-Computer Equipment — 0.8%
GameStop Corp., Class A†	25,700	508,089

Retail-Sporting Goods — 0.4%
Dick’s Sporting Goods, Inc.†	11,100	248,307

Schools — 2.5%
Apollo Group, Inc., Class A†	15,800	957,322
Strayer Education, Inc.	3,100	644,118

		1,601,440

Semiconductor Components-Integrated Circuits — 0.7%
Marvell Technology Group, Ltd.†	26,000	453,180

Steel-Specialty — 0.9%
Allegheny Technologies, Inc.	14,700	600,495

Theaters — 2.6%
National CineMedia, Inc.	72,932	1,092,521
Regal Entertainment Group, Class A	37,200	549,444

		1,641,965

Transactional Software — 1.1%
Solera Holdings, Inc.	21,680	717,825

Transport-Services — 0.6%
UTi Worldwide, Inc.	28,800	395,424

Web Hosting/Design — 0.2%
Equinix, Inc.†	1,500	144,345

Wireless Equipment — 2.4%
SBA Communications Corp., Class A†	47,000	1,555,230

Total Long-Term Investment Securities (cost $53,601,234)		62,148,236

SHORT-TERM INVESTMENT SECURITIES — 4.3%
Time Deposits — 4.3%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 02/01/10 (cost $2,777,000)	$2,777,000	2,777,000

TOTAL INVESTMENTS (cost $56,378,234)(1)	101.4%	64,925,236
Liabilities in excess of other assets	(1.4)	(917,134)

NET ASSETS	100.0%	$64,008,102

†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.
ADR — American Depository Receipt

SunAmerica Series Trust Aggressive Growth Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2010 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2010 (see Note 2):

	Level 1 - Unadjusted	Level 2 - Other	Level 3 - Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total

Long-Term Investment Securities:
Common Stock:
Commercial Services	$4,074,442	$—	$—	$4,074,442
Medical-Drugs	3,312,964	—	—	3,312,964
Oil Companies-Exploration & Production	4,188,916	—	—	4,188,916
Other Industries*	50,571,914	—	—	50,571,914
Short-Term Investment Securities:
Time Deposit	—	2,777,000	—	2,777,000

Total	$62,148,236	$2,777,000	$—	$64,925,236

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets.

See Notes to Financial Statements

SunAmerica Series Trust Growth Opportunities Portfolio
PORTFOLIO PROFILE — January 31, 2010 — (unaudited)

Industry Allocation*

Repurchase Agreements	4.7%
Index Fund-Small Cap	4.0
Medical-Biomedical/Gene	3.7
Electronic Components-Semiconductors	3.3
Retail-Apparel/Shoe	3.0
Medical Instruments	2.8
Medical Products	2.7
Oil-Field Services	2.2
E-Services/Consulting	2.1
Commercial Services-Finance	2.0
Banks-Commercial	2.0
Insurance-Reinsurance	1.8
Internet Infrastructure Software	1.8
Consulting Services	1.7
Enterprise Software/Service	1.6
Retail-Discount	1.6
Non-Hazardous Waste Disposal	1.6
Transactional Software	1.6
Medical-Drugs	1.5
Web Hosting/Design	1.4
Medical-Outpatient/Home Medical	1.3
Containers-Paper/Plastic	1.3
Semiconductor Equipment	1.3
Apparel Manufacturers	1.2
Food-Misc.	1.2
Consumer Products-Misc.	1.1
Marine Services	1.0
Protection/Safety	1.0
Retirement/Aged Care	1.0
Retail-Petroleum Products	0.9
Computers-Integrated Systems	0.9
Insurance-Property/Casualty	0.9
Human Resources	0.9
Building & Construction Products-Misc.	0.9
Identification Systems	0.9
Electric-Transmission	0.9
Hazardous Waste Disposal	0.9
Retail-Consumer Electronics	0.9
Aerospace/Defense	0.9
Chemicals-Specialty	0.9
Electronic Components-Misc.	0.9
Diversified Manufacturing Operations	0.8
Wireless Equipment	0.8
Distribution/Wholesale	0.8
Transport-Truck	0.8
Containers-Metal/Glass	0.8
Building-Heavy Construction	0.8
Finance-Investment Banker/Broker	0.8
Intimate Apparel	0.8
Footwear & Related Apparel	0.8
Educational Software	0.8
Research & Development	0.8
Medical-Generic Drugs	0.8
Retail-Gardening Products	0.8
Pharmacy Services	0.8
Commercial Services	0.8
Investment Management/Advisor Services	0.7
Casino Services	0.7
Applications Software	0.7
Chemicals-Diversified	0.7
Auto/Truck Parts & Equipment-Original	0.7
Oil Field Machinery & Equipment	0.7
Private Corrections	0.7
Batteries/Battery Systems	0.7
Building-Residential/Commercial	0.7
Oil Companies-Exploration & Production	0.7
Networking Products	0.7
Printing-Commercial	0.7
Machinery-General Industrial	0.7
Medical-HMO	0.6
Computer Services	0.6
Filtration/Separation Products	0.6
Transport-Marine	0.6
Physicians Practice Management	0.6
Telecommunication Equipment	0.6
Cellular Telecom	0.6
Circuit Boards	0.6
Paper & Related Products	0.6
Theaters	0.5
Beverages-Non-alcoholic	0.5
Broadcast Services/Program	0.5
Engineering/R&D Services	0.5
Internet Application Software	0.5
Data Processing/Management	0.5
Retail-Restaurants	0.5
Audio/Video Products	0.5
Wire & Cable Products	0.5
Patient Monitoring Equipment	0.4
Physical Therapy/Rehabilitation Centers	0.4
Web Portals/ISP	0.2

100.3%

*	Calculated as a percentage of net assets

SunAmerica Series Trust Growth Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2010

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK — 91.6%
Aerospace/Defense — 0.9%
TransDigm Group, Inc.	17,600	$849,552

Apparel Manufacturers — 1.2%
G-III Apparel Group, Ltd.†	39,200	682,472
Maidenform Brands, Inc.†	35,863	536,152

		1,218,624

Applications Software — 0.7%
Nuance Communications, Inc.†	48,500	728,470

Audio/Video Products — 0.5%
TiVo, Inc.†	55,700	502,414

Auto/Truck Parts & Equipment-Original — 0.7%
TRW Automotive Holdings Corp.†	31,300	720,839

Banks-Commercial — 2.0%
First Horizon National Corp.†	38,674	500,828
PrivateBancorp, Inc.	45,800	622,880
SVB Financial Group†	19,800	859,122

		1,982,830

Batteries/Battery Systems — 0.7%
EnerSys†	36,300	707,487

Beverages-Non-alcoholic — 0.5%
Hansen Natural Corp.†	14,100	542,145

Broadcast Services/Program — 0.5%
DG FastChannel, Inc.†	19,700	536,825

Building & Construction Products-Misc. — 0.9%
Owens Corning, Inc.†	34,000	874,820

Building-Heavy Construction — 0.8%
Orion Marine Group, Inc.†	42,000	795,060

Building-Residential/Commercial — 0.7%
Meritage Homes Corp.†	31,536	706,091

Casino Services — 0.7%
Bally Technologies, Inc.†	18,400	729,928

Cellular Telecom — 0.6%
Syniverse Holdings, Inc.†	33,300	559,773

Chemicals-Diversified — 0.7%
Solutia, Inc.†	52,700	724,625

Chemicals-Specialty — 0.9%
Cytec Industries, Inc.	22,700	846,937

Circuit Boards — 0.6%
Multi-Fineline Electronix, Inc.†	22,900	546,623

Commercial Services — 0.8%
HMS Holdings Corp.†	16,600	748,494

Commercial Services-Finance — 2.0%
Global Cash Access Holdings, Inc.†	70,800	573,480
Lender Processing Services, Inc.	18,200	705,432
Net 1 UEPS Technologies, Inc.†	41,300	738,444

		2,017,356

Computer Services — 0.6%
Telvent GIT SA	17,400	626,748

Computers-Integrated Systems — 0.9%
MICROS Systems, Inc.†	12,200	348,676
NetScout Systems, Inc.†	38,802	544,780

		893,456

Consulting Services — 1.7%
Towers Watson & Co., Class A	21,100	920,593
Verisk Analytics, Inc., Class A†	25,741	723,837

		1,644,430

Consumer Products-Misc. — 1.1%
Central Garden and Pet Co., Class A†	51,100	449,169
The Scotts Miracle-Gro Co., Class A	17,100	678,870

		1,128,039

Containers-Metal/Glass — 0.8%
Greif, Inc., Class A	16,500	797,940

Containers-Paper/Plastic — 1.3%
Packaging Corp. of America	24,800	546,592
Rock-Tenn Co., Class A	17,900	764,151

		1,310,743

Data Processing/Management — 0.5%
CommVault Systems, Inc.†	24,500	519,155

Distribution/Wholesale — 0.8%
LKQ Corp.†	44,100	826,875

Diversified Manufacturing Operations — 0.8%
Acuity Brands, Inc.	23,500	840,830

E-Services/Consulting — 2.1%
GSI Commerce, Inc.†	32,400	737,424
Sapient Corp.†	71,300	552,575
Websense, Inc.†	40,700	754,171

		2,044,170

Educational Software — 0.8%
Blackboard, Inc.†	19,800	780,318

Electric-Transmission — 0.9%
ITC Holdings Corp.	16,200	870,264

Electronic Components-Misc. — 0.9%
Plexus Corp.†	24,800	843,448

Electronic Components-Semiconductors — 3.3%
ARM Holdings PLC ADR	96,800	877,976
Microsemi Corp.†	53,200	794,808
Netlogic Microsystems, Inc.†	18,500	757,760
QLogic Corp.†	47,600	818,244

		3,248,788

Engineering/R&D Services — 0.5%
Stanley, Inc.†	20,100	526,218

Enterprise Software/Service — 1.6%
Informatica Corp.†	32,000	758,080
Sybase, Inc.†	21,200	862,204

		1,620,284

Filtration/Separation Products — 0.6%
Polypore International, Inc.†	46,300	621,809

Finance-Investment Banker/Broker — 0.8%
Stifel Financial Corp.†	15,200	794,960

SunAmerica Series Trust Growth Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2010 — (continued)

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)

Food-Misc. — 1.2%
Chiquita Brands International, Inc.†	37,000	$542,790
Diamond Foods, Inc.	18,300	657,336

		1,200,126

Footwear & Related Apparel — 0.8%
Steven Madden, Ltd.†	19,700	790,758

Hazardous Waste Disposal — 0.9%
Clean Harbors, Inc.†	15,000	858,900

Human Resources — 0.9%
Emergency Medical Services Corp., Class A†	16,800	882,168

Identification Systems — 0.9%
Cogent, Inc.†	84,560	873,505

Insurance-Property/Casualty — 0.9%
ProAssurance Corp.†	17,600	893,376

Insurance-Reinsurance — 1.8%
Aspen Insurance Holdings, Ltd.	37,800	1,006,614
Endurance Specialty Holdings, Ltd.	20,800	749,216

		1,755,830

Internet Application Software — 0.5%
Cybersource Corp.†	29,000	524,320

Internet Infrastructure Software — 1.8%
F5 Networks, Inc.†	15,100	746,393
TeleCommunication Systems, Inc., Class A†	17,089	149,700
TIBCO Software, Inc.†	93,400	836,864

		1,732,957

Intimate Apparel — 0.8%
The Warnaco Group, Inc.†	20,500	793,760

Investment Management/Advisor Services — 0.7%
Affiliated Managers Group, Inc.†	12,100	732,897

Machinery-General Industrial — 0.7%
Chart Industries, Inc.†	42,800	690,364

Marine Services — 1.0%
Aegean Marine Petroleum Network, Inc.	32,800	1,020,408

Medical Instruments — 2.8%
Bruker Corp.†	66,500	815,955
ev3, Inc.†	42,000	612,360
Thoratec Corp.†	20,700	586,845
Volcano Corp.†	38,600	764,666

		2,779,826

Medical Products — 2.7%
Haemonetics Corp.†	15,300	866,133
PSS World Medical, Inc.†	46,600	956,232
The Cooper Cos., Inc.	23,300	822,956

		2,645,321

Medical-Biomedical/Gene — 3.7%
AMAG Pharmaceuticals, Inc.†	19,000	835,620
Human Genome Sciences, Inc.†	27,100	717,337
Incyte Corp.†	65,400	698,472
Regeneron Pharmaceuticals, Inc.†	22,300	594,518
United Therapeutics Corp.†	13,100	780,367

		3,626,314

Medical-Drugs — 1.5%
MAP Pharmaceuticals, Inc.†	34,200	513,342
Salix Pharmaceuticals, Ltd.†	31,700	927,542

		1,440,884

Medical-Generic Drugs — 0.8%
Impax Laboratories, Inc.†	58,100	772,730

Medical-HMO — 0.6%
WellCare Health Plans, Inc.†	20,300	632,954

Medical-Outpatient/Home Medical — 1.3%
Amedisys, Inc.†	10,800	593,460
Gentiva Health Services, Inc.†	28,700	732,998

		1,326,458

Networking Products — 0.7%
Atheros Communications, Inc.†	21,700	695,919

Non-Hazardous Waste Disposal — 1.6%
IESI-BFC, Ltd.	47,900	758,736
Waste Connections, Inc.†	26,400	849,288

		1,608,024

Oil Companies-Exploration & Production — 0.7%
Whiting Petroleum Corp.†	10,577	704,005

Oil Field Machinery & Equipment — 0.7%
Dril-Quip, Inc.†	13,600	713,864

Oil-Field Services — 2.2%
Core Laboratories NV	6,700	783,565
Oil States International, Inc.†	19,800	729,432
Willbros Group, Inc.†	42,900	655,941

		2,168,938

Paper & Related Products — 0.6%
Domtar Corp.†	11,200	543,984

Patient Monitoring Equipment — 0.4%
Insulet Corp.†	28,700	391,181

Pharmacy Services — 0.8%
SXC Health Solutions Corp.†	16,000	753,920

Physical Therapy/Rehabilitation Centers — 0.4%
Healthsouth Corp.†	20,000	360,200

Physicians Practice Management — 0.6%
IPC The Hospitalist Co., Inc.†	17,000	577,830

Printing-Commercial — 0.7%
VistaPrint NV†	12,400	694,524

Private Corrections — 0.7%
The Geo Group, Inc.†	38,310	708,735

Protection/Safety — 1.0%
Brink’s Home Security Holdings, Inc.†	23,800	975,800

Research & Development — 0.8%
Parexel International Corp.†	40,300	779,402

SunAmerica Series Trust Growth Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2010 — (continued)

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)

Retail-Apparel/Shoe — 3.0%
Foot Locker, Inc.	56,600	$639,014
Gymboree Corp.†	16,700	651,467
Phillips-Van Heusen Corp.	20,800	817,232
The Children’s Place Retail Stores, Inc.†	26,100	829,980

		2,937,693

Retail-Consumer Electronics — 0.9%
RadioShack Corp.	43,700	853,024

Retail-Discount — 1.6%
Big Lots, Inc.†	29,100	826,731
Dollar Tree, Inc.†	15,800	782,416

		1,609,147

Retail-Gardening Products — 0.8%
Tractor Supply Co.†	15,000	757,050

Retail-Petroleum Products — 0.9%
World Fuel Services Corp.	39,000	937,170

Retail-Restaurants — 0.5%
Jack in the Box, Inc.†	26,300	513,113

Retirement/Aged Care — 1.0%
Brookdale Senior Living, Inc.†	51,900	947,175

Semiconductor Equipment — 1.3%
Varian Semiconductor Equipment Associates, Inc.†	18,900	554,337
Veeco Instruments, Inc.†	22,700	722,314

		1,276,651

Telecommunication Equipment — 0.6%
Tellabs, Inc.	87,200	560,696

Theaters — 0.5%
National CineMedia, Inc.	36,200	542,276

Transactional Software — 1.6%
Bottomline Technologies, Inc.†	44,000	761,200
Solera Holdings, Inc.	25,000	827,750

		1,588,950

Transport-Marine — 0.6%
Kirby Corp.†	18,100	587,164

Transport-Truck — 0.8%
Landstar System, Inc.	22,400	812,896

Web Hosting/Design — 1.4%
Equinix, Inc.†	7,200	692,856
Rackspace Hosting, Inc.†	36,800	670,496

		1,363,352

Web Portals/ISP — 0.2%
Infospace, Inc.†	24,000	222,480

Wire & Cable Products — 0.5%
Fushi Copperweld, Inc.†	50,000	461,000

Wireless Equipment — 0.8%
SBA Communications Corp., Class A†	25,100	830,559

Total Common Stock (cost $84,058,261)		90,727,946

EXCHANGE TRADED FUNDS — 4.0%
Index Fund-Small Cap — 4.0%
iShares Russell 2000 Growth Index Fund	30,400	1,982,688
iShares Russell 2000 Index Fund	33,000	1,986,270

Total Exchange Traded Funds (cost $3,969,157)		3,968,958

Total Long-Term Investment Securities (cost $88,027,418)		94,696,904

REPURCHASE AGREEMENT — 4.7%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 01/29/10, to be repurchased 02/01/10 in the amount of $4,646,004 and collateralized by $4,555,000 of Federal Home Loan Bank Notes, bearing interest at 4.38% due 09/17/10 and having approximate value of $4,743,577 (cost $4,646,000)	$4,646,000	4,646,000

TOTAL INVESTMENTS (cost $92,673,418)(1)	100.3%	99,342,904
Liabilities in excess of other assets	(0.3)	(262,265)

NET ASSETS	100.0%	$99,080,639

†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.
ADR — American Depository Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2010 (see Note 2):

	Level 1 - Unadjusted	Level 2 - Other	Level 3 - Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total

Long-Term Investment Securities:
Common Stock	$94,696,904	$—	$—	$94,696,904
Repurchase Agreement	—	4,646,000	—	4,646,000

Total	$94,696,904	$4,646,000	$—	$99,342,904

See Notes to Financial Statements

SunAmerica Series Trust Marsico Focused Growth Portfolio
PORTFOLIO PROFILE — January 31, 2010 — (unaudited)

Industry Allocation*

Computers	8.8%
Banks-Super Regional	8.4
Medical-Drugs	6.9
Diversified Banking Institutions	6.6
Transport-Rail	6.1
Chemicals-Diversified	6.1
Commercial Services-Finance	5.6
Oil & Gas Drilling	4.2
Web Portals/ISP	4.0
Repurchase Agreements	3.9
Diversified Minerals	3.8
Retail-Restaurants	3.8
Aerospace/Defense	3.7
Finance-Credit Card	3.1
Internet Content-Information/News	3.0
Medical Products	2.9
Medical Instruments	2.5
Medical-Biomedical/Gene	2.3
Oil Companies-Exploration & Production	2.1
E-Commerce/Services	1.7
Aerospace/Defense-Equipment	1.7
Oil Companies-Integrated	1.5
Electronic Forms	1.4
Casino Hotels	1.3
Agricultural Chemicals	1.3
Banks-Commercial	1.0
E-Commerce/Products	0.8

98.5%

*	Calculated as a percentage of net assets

SunAmerica Series Trust Marsico Focused Growth Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2010

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK — 94.6%
Aerospace/Defense — 3.7%
General Dynamics Corp.	44,487	$2,973,956

Aerospace/Defense-Equipment — 1.7%
Goodrich Corp.	21,726	1,345,057

Agricultural Chemicals — 1.3%
Potash Corp. of Saskatchewan, Inc.	10,615	1,054,600

Banks-Commercial — 1.0%
ICICI Bank, Ltd. ADR	22,205	783,392

Banks-Super Regional — 8.4%
US Bancorp	109,509	2,746,486
Wells Fargo & Co.	141,995	4,036,918

		6,783,404

Casino Hotels — 1.3%
Wynn Resorts, Ltd.	17,395	1,076,403

Chemicals-Diversified — 6.1%
The Dow Chemical Co.	180,878	4,899,985

Commercial Services-Finance — 5.6%
Mastercard, Inc., Class A	9,338	2,333,566
Visa, Inc., Class A	26,838	2,201,521

		4,535,087

Computers — 8.8%
Apple, Inc.†	23,774	4,567,461
International Business Machines Corp.	20,370	2,493,084

		7,060,545

Diversified Banking Institutions — 6.6%
JPMorgan Chase & Co.	67,658	2,634,603
The Goldman Sachs Group, Inc.	17,841	2,653,313

		5,287,916

Diversified Minerals — 3.8%
BHP Billiton PLC ADR	52,486	3,074,630

E-Commerce/Products — 0.8%
Amazon.com, Inc.†	5,458	684,488

E-Commerce/Services — 1.7%
priceline.com, Inc.†	7,220	1,410,427

Electronic Forms — 1.4%
Adobe Systems, Inc.†	35,389	1,143,065

Finance-Credit Card — 3.1%
American Express Co.	65,596	2,470,345

Internet Content-Information/News — 3.0%
Baidu, Inc. ADR†	5,912	2,434,030

Medical Instruments — 2.5%
Intuitive Surgical, Inc.†	6,040	1,981,482

Medical Products — 2.9%
Johnson & Johnson	36,752	2,310,231

Medical-Biomedical/Gene — 2.3%
Gilead Sciences, Inc.†	38,315	1,849,465

Medical-Drugs — 6.9%
Abbott Laboratories	50,230	2,659,176
Merck & Co., Inc.	75,521	2,883,392

		5,542,568

Oil & Gas Drilling — 4.2%
Transocean, Ltd.†	40,051	3,393,922

Oil Companies-Exploration & Production — 2.1%
Southwestern Energy Co.†	39,938	1,712,541

Oil Companies-Integrated — 1.5%
Petroleo Brasileiro SA ADR	28,936	1,173,934

Retail-Restaurants — 3.8%
McDonald’s Corp.	48,536	3,030,102

Transport-Rail — 6.1%
Norfolk Southern Corp.	34,095	1,604,511
Union Pacific Corp.	55,355	3,348,977

		4,953,488

Web Portals/ISP — 4.0%
Google, Inc., Class A†	6,103	3,231,050

Total Long-Term Investment Securities (cost $65,104,866)		76,196,113

REPURCHASE AGREEMENT — 3.9%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 01/29/10, to be repurchased 02/01/10 in the amount of $3,147,003 and collateralized by $3,085,000 of Federal Home Loan Bank Notes, bearing interest at 4.40% due 09/17/10 and having approximate value of $3,212,719 (cost $3,147,000)	$3,147,000	3,147,000

TOTAL INVESTMENTS (cost $68,251,866)(1)	98.5%	79,343,113
Other assets less liabilities	1.5	1,228,797

NET ASSETS	100.0%	$80,571,910

†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis
ADR — American Depository Receipt

SunAmerica Series Trust Marsico Focused Growth Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2010 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2010 (see Note 2):

	Level 1 - Unadjusted	Level 2 - Other	Level 3 - Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total

Long-Term Investment Securities:
Common Stock:
Banks-Super/Regional	$6,783,404	$—	$—	$6,783,404
Chemicals-Diversified	4,899,985	—	—	4,899,985
Commercial Services-Finance	4,535,087	—	—	4,535,087
Computers	7,060,545	—	—	7,060,545
Diversified Banking Institutions	5,287,916	—	—	5,287,916
Medical-Drugs	5,542,568	—	—	5,542,568
Transport-Rail	4,953,488	—	—	4,953,488
Other Industries*	37,133,120	—	—	37,133,120
Repurchase Agreement	—	3,147,000	—	3,147,000

Total	$76,196,113	$3,147,000	$—	$79,343,113

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets.

See Notes to Financial Statements

SunAmerica Series Trust Technology Portfolio
PORTFOLIO PROFILE — January 31, 2010 — (unaudited)

Industry Allocation*

Electronic Components-Semiconductors	8.6%
Applications Software	7.5
Computers-Memory Devices	7.0
Semiconductor Equipment	6.8
Computers	6.4
Semiconductor Components-Integrated Circuits	5.8
Repurchase Agreement	5.6
Wireless Equipment	5.4
E-Commerce/Services	4.7
Computer Services	3.8
Internet Infrastructure Software	3.1
Enterprise Software/Service	2.9
Machinery-Electrical	2.5
Commercial Services-Finance	2.3
Electronic Forms	1.9
E-Commerce/Products	1.6
Electronic Components-Misc.	1.5
Web Portals/ISP	1.5
Computers-Integrated Systems	1.5
Electronic Measurement Instruments	1.5
Telecommunication Equipment	1.4
Internet Security	1.4
Computer Aided Design	1.4
Audio/Video Products	1.1
Human Resources	1.1
Internet Content-Information/News	1.1
Cellular Telecom	1.0
Motion Pictures & Services	1.0
Web Hosting/Design	1.0
Printing-Commercial	0.6
Medical-Biomedical/Gene	0.5
Consulting Services	0.5
Telecom Services	0.5
Networking Products	0.5
Telecom Equipment-Fiber Optics	0.5
E-Marketing/Info	0.5
Medical Information Systems	0.5
Electronic Connectors	0.5
Medical Instruments	0.5
Computer Software	0.4

97.9%

*	Calculated as a percentage of net assets

SunAmerica Series Trust Technology Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2010

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK — 92.3%
Applications Software — 7.5%
Check Point Software Technologies, Ltd.†	13,910	$444,842
Citrix Systems, Inc.†	9,360	388,908
Microsoft Corp.	13,630	384,093
Nuance Communications, Inc.†	27,240	409,145
Red Hat, Inc.†	25,050	681,861
Salesforce.com, Inc.†	9,610	610,715

		2,919,564

Audio/Video Products — 1.1%
TiVo, Inc.†	47,350	427,097

Cellular Telecom — 1.0%
NII Holdings, Inc.†	12,520	409,905

Commercial Services-Finance — 2.3%
Mastercard, Inc., Class A	2,860	714,714
The Western Union Co.	11,070	205,238

		919,952

Computer Aided Design — 1.4%
ANSYS, Inc.†	12,750	533,715

Computer Services — 3.8%
Accenture PLC, Class A	10,140	415,639
Cognizant Technology Solutions Corp., Class A†	15,160	661,885
Infosys Technologies, Ltd. ADR	7,620	395,554

		1,473,078

Computer Software — 0.4%
Global Defense Technology & Systems, Inc.†	10,328	140,771

Computers — 6.4%
Apple, Inc.†	9,244	1,775,957
Hewlett-Packard Co.	11,080	521,536
International Business Machines Corp.	1,570	192,152

		2,489,645

Computers-Integrated Systems — 1.5%
NetScout Systems, Inc.†	9,310	130,712
Teradata Corp.†	15,840	443,045

		573,757

Computers-Memory Devices — 7.0%
EMC Corp.†	47,730	795,659
NetApp, Inc.†	18,700	544,731
SanDisk Corp.†	25,000	635,500
Seagate Technology†	23,380	391,147
Western Digital Corp.†	10,230	388,638

		2,755,675

Consulting Services — 0.5%
Huron Consulting Group, Inc.†	8,470	201,925

E-Commerce/Products — 1.6%
Amazon.com, Inc.†	4,930	618,271

E-Commerce/Services — 4.7%
Ctrip.com International, Ltd. ADR†	6,080	190,243
NetFlix, Inc.†	6,000	373,500
priceline.com, Inc.†	6,490	1,267,822

		1,831,565

E-Marketing/Info — 0.5%
Constant Contact, Inc.†	11,160	196,862

Electronic Components-Misc. — 1.5%
Garmin, Ltd.	18,570	599,997

Electronic Components-Semiconductors — 8.6%
Cree, Inc.†	7,440	415,970
Entropic Communications, Inc.†	34,500	120,405
Intel Corp.	36,050	699,370
Micron Technology, Inc.†	60,540	527,909
NVIDIA Corp.†	22,900	352,431
Rovi Corp.†	13,250	382,528
Silicon Laboratories, Inc.†	8,930	377,203
Skyworks Solutions, Inc.†	14,740	187,051
Xilinx, Inc.	13,440	316,915

		3,379,782

Electronic Connectors — 0.5%
Amphenol Corp., Class A	4,690	186,850

Electronic Forms — 1.9%
Adobe Systems, Inc.†	22,630	730,949

Electronic Measurement Instruments — 1.5%
Agilent Technologies, Inc.†	13,650	382,609
Trimble Navigation, Ltd.†	8,240	188,614

		571,223

Enterprise Software/Service — 2.9%
Concur Technologies, Inc.†	10,260	406,809
Omnicell, Inc.†	11,480	137,530
Sybase, Inc.†	14,220	578,328

		1,122,667

Human Resources — 1.1%
Monster Worldwide, Inc.†	11,650	181,624
Successfactors, Inc.†	14,968	243,978

		425,602

Internet Content-Information/News — 1.1%
Baidu, Inc. ADR†	1,010	415,827

Internet Infrastructure Software — 3.1%
Akamai Technologies, Inc.†	16,300	402,610
F5 Networks, Inc.†	16,340	807,686

		1,210,296

Internet Security — 1.4%
McAfee, Inc.†	14,630	551,551

Machinery-Electrical — 2.5%
Disco Corp.(1)	17,500	967,680

Medical Information Systems — 0.5%
Cerner Corp.†	2,540	192,151

Medical Instruments — 0.5%
Conceptus, Inc.†	9,250	179,542

Medical-Biomedical/Gene — 0.5%
Genzyme Corp.†	3,820	207,273

Motion Pictures & Services — 1.0%
DreamWorks Animation SKG, Inc., Class A†	10,200	397,188

Networking Products — 0.5%
Polycom, Inc.†	8,920	200,076

SunAmerica Series Trust Technology Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2010 — (continued)

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)

Printing-Commercial — 0.6%
VistaPrint NV†	4,030	$225,720

Semiconductor Components-Integrated Circuits — 5.8%
Analog Devices, Inc.	39,943	1,076,863
Linear Technology Corp.	10,400	271,440
Marvell Technology Group, Ltd.†	21,460	374,048
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	37,360	379,578
United Microelectronics Corp.†	52,110	182,906

		2,284,835

Semiconductor Equipment — 6.8%
Aixtron AG ADR	20,820	617,105
ASML Holding NV	19,660	614,375
Entegris, Inc.†	77,920	283,629
Novellus Systems, Inc.†	14,830	309,947
Veeco Instruments, Inc.†	20,420	649,764
Verigy, Ltd.†	18,940	205,309

		2,680,129

Telecom Equipment-Fiber Optics — 0.5%
Corning, Inc.	10,970	198,338

Telecom Services — 0.5%
Neutral Tandem, Inc.†	12,951	200,222

Telecommunication Equipment — 1.4%
Nice Systems, Ltd. ADR†	7,750	225,602
Sonus Networks, Inc.†	10,251	21,630
Tandberg ASA(1)	11,010	310,640

		557,872

Web Hosting/Design — 1.0%
Equinix, Inc.†	3,942	379,339

Web Portals/ISP — 1.5%
Google, Inc., Class A†	1,100	582,362

Wireless Equipment — 5.4%
Crown Castle International Corp.†	26,220	968,567
QUALCOMM, Inc.	15,190	595,296
SBA Communications Corp., Class A†	16,820	556,574

		2,120,437

Total Long-Term Investment Securities (cost $32,806,324)		36,059,690

REPURCHASE AGREEMENT — 5.6%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 01/29/10, to be repurchased 02/01/10 in the amount of $2,186,002 and collateralized by $2,145,000 of Federal Home Bank Notes, bearing interest at 4.38% due 09/17/10 and having approximate value of $2,233,803. (cost $2,186,000)	$2,186,000	2,186,000

TOTAL INVESTMENTS (cost $34,992,324)(2)	97.9%	38,245,690
Other assets less liabilities	2.1	839,153

NET ASSETS	100.0%	$39,084,843

†	Non-income producing security
(1)	Securities were valued using fair value procedures at January 31, 2010. The aggregate value of these securities was $1,278,320 representing 3.3% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 2 regarding fair value pricing procedures for foreign equity securities.
(2)	See Note 3 for cost of investments on a tax basis.
ADR — American Depository Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2010 (see Note 2):

	Level 1 - Unadjusted	Level 2 - Other		Level 3 - Significant
	Quoted Prices	Observable Inputs		Unobservable Inputs	Total

Long-Term Investment Securities:
Common Stock:
Applications Software	$2,919,564	$—		$—	$2,919,564
Computers	2,489,645	—		—	2,489,645
Computers-Memory Devices	2,755,675	—		—	2,755,675
Electronic Components-Semiconductors	3,379,782	—		—	3,379,782
Semiconductor Components-Integrated Circuits	2,284,835	—		—	2,284,835
Semiconductor Equipment	2,680,129	—		—	2,680,129
Wireless Equipment	2,120,437	—		—	2,120,437
Other Industries*	16,151,303	1,278,320	+	—	17,429,623
Repurchase Agreement	—	2,186,000		—	2,186,000

Total	$34,781,370	$3,464,320		$—	$38,245,690

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets.
+	Includes foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities; therefore these investment securities were classified as Level 2 instead of Level 1. (See Note 2)

See Notes to Financial Statements

SunAmerica Series Trust Small & Mid Cap Value Portfolio
PORTFOLIO PROFILE — January 31, 2010 (unaudited)

Industry Allocation*

Electric-Integrated	5.0%
Retail-Apparel/Shoe	4.9
Oil Companies-Exploration & Production	4.2
Banks-Commercial	3.8
Real Estate Investment Trusts	3.6
Auto/Truck Parts & Equipment-Original	3.5
Insurance-Reinsurance	3.1
Savings & Loans/Thrifts	3.0
Steel-Producers	2.3
Metal Processors & Fabrication	2.3
Oil & Gas Drilling	2.1
Oil-Field Services	2.1
Chemicals-Diversified	2.0
Chemicals-Specialty	1.8
Distribution/Wholesale	1.8
Medical-Hospitals	1.8
Electronic Components-Misc.	1.8
Electronic Parts Distribution	1.7
Food-Meat Products	1.6
Insurance-Life/Health	1.6
Computers-Memory Devices	1.6
Diversified Manufacturing Operations	1.5
Semiconductor Equipment	1.5
Real Estate Management/Services	1.4
Banks-Super Regional	1.3
Insurance-Property/Casualty	1.3
Retail-Jewelry	1.3
Medical-HMO	1.3
Commercial Services	1.2
Beverages-Wine/Spirits	1.2
Building-Residential/Commercial	1.2
Electronic Connectors	1.2
Tobacco	1.2
Machinery-Construction & Mining	1.2
Networking Products	1.1
Retail-Restaurants	1.1
Airlines	1.0
Semiconductor Components-Integrated Circuits	0.9
Hotels/Motels	0.9
Telecommunication Equipment	0.9
Food-Dairy Products	0.9
Gas-Distribution	0.9
Containers-Paper/Plastic	0.9
Apparel Manufacturers	0.9
Food-Retail	0.9
Retail-Office Supplies	0.8
Rental Auto/Equipment	0.8
Batteries/Battery Systems	0.8
Human Resources	0.8
Real Estate Operations & Development	0.8
Computer Services	0.8
Time Deposits	0.7
Transport-Truck	0.7
Computers-Integrated Systems	0.7
Agricultural Operations	0.7
Television	0.7
Appliances	0.7
Telecom Services	0.7
Golf	0.7
Food-Canned	0.6
Cruise Lines	0.6
Wire & Cable Products	0.6
Machinery-General Industrial	0.6
Containers-Metal/Glass	0.6
Casino Hotels	0.6
Building Products-Wood	0.6
Electronic Components-Semiconductors	0.6
Machinery-Electrical	0.6
Engines-Internal Combustion	0.5
Retail-Major Department Stores	0.5
Independent Power Producers	0.5
Coal	0.4

100.5%

*	Calculated as a percentage of net assets

SunAmerica Series Trust Small & Mid Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2010

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK — 99.8%
Agricultural Operations — 0.7%
Bunge, Ltd.	47,800	$2,810,162

Airlines — 1.0%
Alaska Air Group, Inc.†	71,000	2,225,140
Skywest, Inc.	127,100	1,859,473

		4,084,613

Apparel Manufacturers — 0.9%
Jones Apparel Group, Inc.	231,300	3,339,972

Appliances — 0.7%
Whirlpool Corp.	35,900	2,698,962

Auto/Truck Parts & Equipment-Original — 3.5%
Dana Holding Corp.†	400,800	4,132,248
Federal-Mogul Corp.†	294,000	4,815,720
TRW Automotive Holdings Corp.†	202,400	4,661,272

		13,609,240

Banks-Commercial — 3.8%
Associated Banc-Corp.	373,400	4,749,648
City National Corp.	60,500	2,988,095
Webster Financial Corp.	189,500	2,931,565
Whitney Holding Corp.	343,200	4,262,544

		14,931,852

Banks-Super Regional — 1.3%
Comerica, Inc.	149,900	5,173,049

Batteries/Battery Systems — 0.8%
EnerSys†	161,600	3,149,584

Beverages-Wine/Spirits — 1.2%
Constellation Brands, Inc., Class A†	294,289	4,732,167

Building Products-Wood — 0.6%
Masco Corp.	166,900	2,263,164

Building-Residential/Commercial — 1.2%
NVR, Inc.†	3,545	2,425,276
Pulte Homes, Inc.†	213,600	2,247,072

		4,672,348

Casino Hotels — 0.6%
Boyd Gaming Corp.†	292,900	2,284,620

Chemicals-Diversified — 2.0%
Huntsman Corp.	269,100	3,280,329
Rockwood Holdings, Inc.†	202,800	4,443,348

		7,723,677

Chemicals-Specialty — 1.8%
Arch Chemicals, Inc.	123,800	3,461,448
Cytec Industries, Inc.	100,000	3,731,000

		7,192,448

Coal — 0.4%
Patriot Coal Corp.†	101,898	1,578,400

Commercial Services — 1.2%
Convergys Corp.†	446,800	4,780,760

Computer Services — 0.8%
Insight Enterprises, Inc.†	257,300	2,961,523

Computers-Integrated Systems — 0.7%
NCR Corp.†	235,900	2,823,723

Computers-Memory Devices — 1.6%
SanDisk Corp.†	91,900	2,336,098
Western Digital Corp.†	100,700	3,825,593

		6,161,691

Containers-Metal/Glass — 0.6%
Owens-Illinois, Inc.†	86,400	2,351,808

Containers-Paper/Plastic — 0.9%
Sonoco Products Co.	122,300	3,395,048

Cruise Lines — 0.6%
Royal Caribbean Cruises, Ltd.†	93,700	2,444,633

Distribution/Wholesale — 1.8%
United Stationers, Inc.†	47,360	2,583,962
WESCO International, Inc.†	163,300	4,526,676

		7,110,638

Diversified Manufacturing Operations — 1.5%
AO Smith Corp.	52,100	2,218,418
Teleflex, Inc.	66,400	3,795,424

		6,013,842

Electric-Integrated — 5.0%
CMS Energy Corp.	319,125	4,841,126
Northeast Utilities	96,100	2,433,252
Pepco Holdings, Inc.	288,800	4,742,096
Portland General Electric Co.	247,500	4,826,250
Wisconsin Energy Corp.	56,700	2,774,898

		19,617,622

Electronic Components-Misc. — 1.8%
AU Optronics Corp. ADR	324,019	3,544,768
Flextronics International, Ltd.†	534,100	3,386,194

		6,930,962

Electronic Components-Semiconductors — 0.6%
Amkor Technology, Inc.†	391,800	2,229,342

Electronic Connectors — 1.2%
Thomas & Betts Corp.†	136,000	4,591,360

Electronic Parts Distribution — 1.7%
Arrow Electronics, Inc.†	127,700	3,354,679
Avnet, Inc.†	124,200	3,283,848

		6,638,527

Engines-Internal Combustion — 0.5%
Briggs & Stratton Corp.	122,125	2,018,726

Food-Canned — 0.6%
Del Monte Foods Co.	219,900	2,502,462

Food-Dairy Products — 0.9%
Dean Foods Co.†	194,900	3,436,087

Food-Meat Products — 1.6%
Smithfield Foods, Inc.†	262,600	3,954,756
Tyson Foods, Inc., Class A	172,700	2,386,714

		6,341,470

Food-Retail — 0.9%
SUPERVALU, Inc.	226,500	3,331,815

Gas-Distribution — 0.9%
NiSource, Inc.	240,475	3,426,769

SunAmerica Series Trust Small & Mid Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2010 — (continued)

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)

Golf — 0.7%
Callaway Golf Co.	346,000	$2,581,160

Hotel/Motels — 0.9%
Wyndham Worldwide Corp.	174,200	3,656,458

Human Resources — 0.8%
Kelly Services, Inc., Class A†	235,900	3,095,008

Independent Power Producers — 0.5%
RRI Energy, Inc.†	378,000	1,871,100

Insurance-Life/Health — 1.6%
StanCorp Financial Group, Inc.	60,900	2,617,482
Unum Group	188,875	3,696,284

		6,313,766

Insurance-Property/Casualty — 1.3%
Arch Capital Group, Ltd.†	35,700	2,553,978
Fidelity National Financial, Inc., Class A	196,300	2,532,270

		5,086,248

Insurance-Reinsurance — 3.1%
Aspen Insurance Holdings, Ltd.	131,500	3,501,845
Endurance Specialty Holdings, Ltd.	105,500	3,800,110
Reinsurance Group of America, Inc.	98,100	4,779,432

		12,081,387

Machinery-Construction & Mining — 1.2%
Terex Corp.†	231,600	4,527,780

Machinery-Electrical — 0.6%
Regal-Beloit Corp.	46,400	2,199,360

Machinery-General Industrial — 0.6%
Gardner Denver, Inc.	60,100	2,394,985

Medical-HMO — 1.3%
AMERIGROUP Corp.†	99,100	2,522,095
Molina Healthcare, Inc.†	108,000	2,403,000

		4,925,095

Medical-Hospitals — 1.8%
Community Health Systems, Inc.†	72,300	2,358,426
LifePoint Hospitals, Inc.†	152,996	4,586,820

		6,945,246

Metal Processors & Fabrication — 2.3%
Commercial Metals Co.	308,700	4,241,538
Mueller Industries, Inc.	188,900	4,645,051

		8,886,589

Networking Products — 1.1%
Anixter International, Inc.†	102,500	4,272,200

Oil & Gas Drilling — 2.1%
Helmerich & Payne, Inc.	104,100	4,354,503
Rowan Cos., Inc.†	187,500	4,027,500

		8,382,003

Oil Companies-Exploration & Production — 4.2%
Cimarex Energy Co.	98,900	4,866,869
Forest Oil Corp.†	197,500	4,763,700
Mariner Energy, Inc.†	303,100	4,379,795
Whiting Petroleum Corp.†	37,500	2,496,000

		16,506,364

Oil-Field Services — 2.1%
Helix Energy Solutions Group, Inc.†	383,900	4,073,179
Oil States International, Inc.†	113,900	4,196,076

		8,269,255

Real Estate Investment Trusts — 3.6%
Brandywine Realty Trust	276,100	3,100,603
CBL & Associates Properties, Inc.	268,700	2,687,000
Digital Realty Trust, Inc.	54,900	2,635,200
Sunstone Hotel Investors, Inc.†	259,831	2,231,948
Tanger Factory Outlet Centers, Inc.	90,900	3,481,470

		14,136,221

Real Estate Management/Services — 1.4%
CB Richard Ellis Group, Inc., Class A†	213,500	2,626,050
Jones Lang LaSalle, Inc.	50,700	2,890,407

		5,516,457

Real Estate Operations & Development — 0.8%
Brookfield Properties Corp.	254,600	3,047,562

Rental Auto/Equipment — 0.8%
Hertz Global Holdings, Inc.†	308,500	3,196,060

Retail-Apparel/Shoe — 4.9%
AnnTaylor Stores Corp.†	244,500	3,070,920
Dress Barn, Inc.†	166,000	3,907,640
Foot Locker, Inc.	388,300	4,383,907
Limited Brands, Inc.	192,600	3,663,252
The Men’s Wearhouse, Inc.	207,000	4,171,050

		19,196,769

Retail-Jewelry — 1.3%
Signet Jewelers, Ltd.†	185,500	5,075,280

Retail-Major Department Stores — 0.5%
J.C. Penney Co., Inc.	80,800	2,006,264

Retail-Office Supplies — 0.8%
Office Depot, Inc.†	585,115	3,323,453

Retail-Restaurants — 1.1%
Darden Restaurants, Inc.	111,800	4,132,128

Savings & Loans/Thrifts — 3.0%
Astoria Financial Corp.	205,200	2,708,640
First Niagara Financial Group, Inc.	348,600	4,786,278
Washington Federal, Inc.	231,500	4,317,475

		11,812,393

Semiconductor Components-Integrated Circuits — 0.9%
Siliconware Precision Industries Co. ADR	549,400	3,708,450

Semiconductor Equipment — 1.5%
Lam Research Corp.†	94,950	3,134,300
Teradyne, Inc.†	300,100	2,802,934

		5,937,234

Steel-Producers — 2.3%
AK Steel Holding Corp.	99,500	2,023,830
Reliance Steel & Aluminum Co.	101,300	4,126,962
Steel Dynamics, Inc.	196,400	2,981,352

		9,132,144

Telecom Services — 0.7%
Amdocs, Ltd.†	90,600	2,590,254

SunAmerica Series Trust Small & Mid Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2010 — (continued)

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)

Telecommunication Equipment — 0.9%
CommScope, Inc.†	132,700	$3,610,767

Television — 0.7%
CBS Corp., Class B	212,100	2,742,453

Tobacco — 1.2%
Universal Corp.	101,000	4,584,390

Transport-Truck — 0.7%
Con-way, Inc.	100,700	2,882,034

Wire & Cable Products — 0.6%
General Cable Corp.†	83,200	2,421,120

Total Long-Term Investment Securities (cost $375,835,334)		390,398,503

SHORT-TERM INVESTMENT SECURITIES — 0.7%
Time Deposits — 0.7%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 02/01/10 (cost $2,970,000)	$2,970,000	2,970,000

TOTAL INVESTMENTS (cost $378,805,334)(1)	100.5%	393,368,503
Liabilities in excess of other assets	(0.5)	(2,051,977)

NET ASSETS	100.0%	$391,316,526

†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.
ADR — American Depository Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2010 (see Note 2):

	Level 1 - Unadjusted	Level 2 - Other	Level 3 - Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total

Long-Term Investment Securities:
Common Stock:
Electronic-Integrated	$19,617,622	$—	$—	$19,617,622
Other Industries*	370,780,881	—	—	370,780,881
Short-Term Investment Securities:
Time Deposit	—	2,970,000	—	2,970,000

Total	$390,398,503	$2,970,000	$—	$393,368,503

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets.

See Notes to Financial Statements

SunAmerica Series Trust International Growth and Income Portfolio
PORTFOLIO PROFILE — January 31, 2010 — (unaudited)

Industry Allocation*

Banks-Commercial	13.0%
Diversified Banking Institutions	7.9
Oil Companies-Integrated	7.8
Medical-Drugs	6.1
Insurance-Multi-line	4.5
Diversified Operations	3.3
Auto-Cars/Light Trucks	3.1
Telephone-Integrated	3.0
Import/Export	2.1
Electronic Components-Misc.	2.1
Electric-Integrated	1.9
Auto/Truck Parts & Equipment-Original	1.9
Insurance-Property/Casualty	1.7
Television	1.7
Distribution/Wholesale	1.6
Chemicals-Diversified	1.5
Telecom Services	1.4
Airlines	1.3
Transport-Services	1.2
Beverages-Non-alcoholic	1.2
Diversified Financial Services	1.2
Real Estate Investment Trusts	1.1
Repurchase Agreements	1.1
Computers-Integrated Systems	1.1
Diversified Manufacturing Operations	1.0
Oil Companies-Exploration & Production	1.0
Building Products-Cement	1.0
Tobacco	1.0
Steel-Producers	1.0
Office Automation & Equipment	0.9
Wire & Cable Products	0.9
Fisheries	0.9
Food-Misc.	0.9
Electric-Generation	0.9
Transactional Software	0.9
Semiconductor Equipment	0.9
Building-Heavy Construction	0.8
Food-Retail	0.8
Medical Products	0.8
Retail-Misc./Diversified	0.8
Metal-Diversified	0.8
Real Estate Operations & Development	0.8
Retail-Convenience Store	0.8
Electric Products-Misc.	0.8
Travel Services	0.7
Cellular Telecom	0.7
Diversified Minerals	0.7
Finance-Leasing Companies	0.7
Electric-Distribution	0.7
Retail-Apparel/Shoe	0.6
Insurance-Life/Health	0.6
Gas-Distribution	0.6
Warehousing & Harbor Transportation Services	0.6
Internet Content-Entertainment	0.6
Soap & Cleaning Preparation	0.6
Multimedia	0.6
Medical-Biomedical/Gene	0.5
Publishing-Newspapers	0.4
Electronic Components-Semiconductors	0.4
Non-Ferrous Metals	0.4
Agricultural Chemicals	0.4
Metal-Aluminum	0.2

100.5%

Country Allocation*

Japan	19.2%
United Kingdom	16.0
Switzerland	8.8
Canada	8.3
France	7.9
Germany	5.3
South Korea	5.0
Singapore	4.8
Spain	4.1
Australia	4.0
Italy	2.0
Cayman Islands	1.9
Ireland	1.7
Hong Kong	1.5
Brazil	1.4
Norway	1.4
United States	1.1
Bermuda	1.0
Luxembourg	1.0
Czech Republic	0.9
United Arab Emirates	0.6
Belgium	0.5
Antigua	0.5
Sweden	0.5
Greece	0.4
Taiwan	0.3
Russia	0.2
China	0.2

100.5%

*	Calculated as a percentage of net assets

SunAmerica Series Trust International Growth and Income Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2010

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK — 98.8%
Antigua — 0.5%
Sinovac Biotech, Ltd.†	304,482	$1,826,892

Australia — 4.0%
AGL Energy, Ltd.(1)	194,943	2,383,962
Australia and New Zealand Banking Group, Ltd.(1)	176,815	3,382,048
Commonwealth Bank of Australia(1)	49,986	2,342,613
Dexus Property Group(1)	2,548,708	1,862,003
National Australia Bank, Ltd.(1)	67,978	1,577,727
Wesfarmers, Ltd.(1)	123,536	2,985,321

		14,533,674

Belgium — 0.5%
UCB SA(1)	44,763	2,003,276

Bermuda — 1.0%
Noble Group, Ltd.(1)	1,784,000	3,617,771

Brazil — 1.4%
Banco do Brasil SA	177,600	2,647,512
Vale SA ADR	101,400	2,615,106

		5,262,618

Canada — 8.3%
Agrium, Inc.	23,551	1,324,627
ATCO, Ltd., Class I	51,600	2,169,685
BCE, Inc.	131,600	3,380,923
Brookfield Properties Corp.	241,099	2,892,962
Fairfax Financial Holdings, Ltd.	9,500	3,223,470
National Bank of Canada	89,974	4,755,137
Nexen, Inc.	168,392	3,686,749
Royal Bank of Canada	46,013	2,249,764
Toronto-Dominion Bank	114,063	6,720,570

		30,403,887

Cayman Islands — 1.9%
Garmin, Ltd.	44,100	1,424,871
Longtop Financial Technologies, Ltd. ADR†	92,367	3,201,440
Perfect World Co., Ltd. ADR†	58,265	2,172,702

		6,799,013

China — 0.2%
China Pacific Insurance Group Co., Ltd.†	131,200	488,370
Epistar Corp. GDR*(2)	20,594	308,910

		797,280

Czech Republic — 0.9%
CEZ AS(1)	66,857	3,250,585

France — 7.9%
AXA SA(1)	157,935	3,267,157
BNP Paribas(1)	50,780	3,616,326
France Telecom SA(1)	121,953	2,804,050
GDF Suez(1)	57,470	2,179,065
Societe Generale(1)	80,402	4,671,241
Total SA(1)	84,803	4,925,643
Valeo SA†(1)	75,679	2,476,041
Vinci SA(1)	57,026	3,038,143
Vivendi SA(1)	78,379	2,029,082

		29,006,748

Germany — 4.7%
Allianz SE(1)	16,931	1,874,254
BASF SE(1)	60,010	3,402,612
Deutsche Post AG(1)	138,840	2,419,272
HeidelbergCement AG(1)(2)	59,377	3,577,046
Kloeckner & Co. AG†(1)	83,927	1,996,898
Porsche Automobil Holding SE(1)	23,909	1,355,469
RWE AG(1)	30,543	2,706,821

		17,332,372

Greece — 0.4%
National Bank of Greece SA†(1)	72,163	1,563,763

Hong Kong — 1.5%
Guangdong Investment, Ltd.(1)	5,666,000	2,894,641
Wharf Holdings, Ltd.(1)	497,000	2,476,515

		5,371,156

Ireland — 1.7%
Covidien PLC	59,299	2,998,157
Kerry Group PLC(1)	111,173	3,278,494

		6,276,651

Italy — 2.0%
Mediaset SpA(1)	504,772	3,822,303
Prysmian SpA*(1)(2)	184,390	3,357,824

		7,180,127

Japan — 19.2%
Aisin Seiki Co., Ltd.(1)	104,500	2,753,284
Astellas Pharma, Inc.(1)	86,800	3,199,695
Canon, Inc.(1)	87,700	3,432,343
Fujitsu, Ltd.(1)	649,000	3,965,634
Honda Motor Co., Ltd.(1)	82,400	2,795,834
Japan Retail Fund Investment Corp.(1)	506	2,347,750
Japan Tobacco, Inc.(1)	981	3,537,073
KDDI Corp.(1)	564	2,974,308
Lawson, Inc.(1)	63,300	2,872,835
Miraca Holdings, Inc.(1)	108,300	3,241,578
Mitsubishi Corp.(1)	150,900	3,627,818
Mitsubishi Electric Corp.†(1)	364,000	2,834,742
Mitsubishi UFJ Financial Group, Inc.(1)	316,100	1,626,398
Mitsui & Co., Ltd.(1)	281,100	4,108,344
Nippon Telegraph and Telephone Corp.(1)	44,500	1,879,636
Nissan Motor Co., Ltd.†(1)	910,200	7,360,266
Nitto Denko Corp.(1)	52,400	2,015,336
ORIX Corp.(1)(2)	33,330	2,495,515
Sumitomo Mitsui Financial Group, Inc.(1)(2)	84,500	2,730,451
Tokyo Electron, Ltd.(1)	52,100	3,158,771
Tokyo Gas Co., Ltd.(1)	543,000	2,199,449
Toyo Suisan Kaisha, Ltd.(1)	126,000	3,327,615
Toyoda Gosei Co., Ltd.(1)	64,900	1,784,069

		70,268,744

Luxembourg — 1.0%
ArcelorMittal(1)	91,634	3,506,542

SunAmerica Series Trust International Growth and Income Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2010 — (continued)

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)

Norway — 1.4%
DnB NOR ASA†(1)	236,966	$2,697,153
Statoil ASA(1)	113,977	2,550,765

		5,247,918

Russia — 0.2%
United Co. RUSAL†(2)	672,000	822,262

Singapore — 4.8%
ComfortDelgro Corp., Ltd.(1)	1,850,000	2,084,633
DBS Group Holdings, Ltd.(1)	438,000	4,415,449
Jardine Cycle & Carriage, Ltd.(1)	222,000	3,970,853
Singapore Airlines, Ltd.(1)	475,200	4,622,877
Venture Corp., Ltd.(1)	432,000	2,591,597

		17,685,409

South Korea — 5.0%
Korea Exchange Bank(1)	222,910	2,529,193
Korea Zinc Co., Ltd.(1)	9,315	1,355,132
KT Corp†(1)	76,260	3,266,730
LG Corp.†(1)	60,460	3,261,197
LG Display Co., Ltd.(1)	107,670	3,502,248
Shinhan Financial Group Co., Ltd.(1)	125,660	4,389,192

		18,303,692

Spain — 4.1%
Banco Bilbao Vizcaya Argentaria SA(1)	197,590	3,001,922
Banco Santander SA(1)	499,341	7,035,439
Gestevision Telecinco SA(1)	157,937	2,258,375
Repsol YPF SA(1)	111,804	2,630,985

		14,926,721

Sweden — 0.5%
Tele2 AB, Class B(1)	126,623	1,780,595

Switzerland — 8.8%
ACE, Ltd.†	60,706	2,990,985
Credit Suisse Group AG(1)	74,372	3,223,690
Novartis AG(1)	147,052	7,876,132
Roche Holding AG(1)	35,154	5,903,979
Tyco International, Ltd.†	104,991	3,719,831
Zurich Financial Services AG(1)	39,718	8,416,183

		32,130,800

Taiwan — 0.3%
Epistar Corp.(1)	353,000	1,126,882

United Arab Emirates — 0.6%
DP World, Ltd.	4,386,251	2,188,739

United Kingdom — 16.0%
Barclays PLC(1)	1,065,656	4,563,777
BP PLC(1)	1,313,082	12,288,941
Britvic PLC(1)	661,366	4,452,446
Daily Mail & General Trust(1)	208,867	1,517,690
Eurasian Natural Resources Corp.(1)	72,544	1,037,890
HSBC Holdings PLC(1)	1,049,513	11,248,399
J Sainsbury PLC(1)	587,798	3,033,030
Next PLC(1)	71,515	2,241,277
Prudential PLC(1)	190,138	1,732,838
Royal Dutch Shell PLC, Class B(1)	226,507	6,048,349
RSA Insurance Group PLC(1)	1,495,948	3,051,819
TUI Travel PLC(1)	660,217	2,735,477
Vedanta Resources PLC(1)	50,841	1,937,576
Vodafone Group PLC(1)	1,240,438	2,664,834

		58,554,343

Total Common Stock (cost $329,910,724)		361,768,460

PREFERRED STOCK — 0.6%
Germany — 0.6%
Henkel AG & Co. KGaA(1) (cost $2,006,271)	40,193	2,044,074

Total Long-Term Investment Securities (cost $331,916,995)		363,812,534

REPURCHASE AGREEMENT — 1.1%
Agreement with Banc of America Securities LLC, bearing interest at 0.06% dated 01/29/10 to be repurchased 02/01/10 in the amount of $3,993,019 and collateralized by $4,162,000 of United States Treasury Bills bearing interest at 2.38% due 03/31/16 and having an approximate value of $4,077,802 (cost $3,993,000)	$3,993,000	3,993,000

TOTAL INVESTMENTS (cost $335,909,995)(3)	100.5%	367,805,534
Liabilities in excess of other assets	(0.5)	(1,769,018)

NET ASSETS	100.0%	$366,036,516

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At January 31, 2010, the aggregate value of these securities was $3,666,734 representing 1.0% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Security was valued using fair value procedures at January 31, 2010. The aggregate value of these securities was $306,002,870 representing 83.6% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 2 regarding fair value pricing for foreign equity securities.
(2)	Illiquid security. At January 31, 2010, the aggregate value of these securities was $13,292,008 representing 3.6% of net assets.
(3)	See Note 3 for cost of investments on a tax basis.

ADR — American Depository Receipt
GDR — Global Depository Receipt

SunAmerica Series Trust International Growth and Income Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2010 — (continued)

Open Forward Foreign Currency Contracts

Contract		In		Delivery	Gross Unrealized
to Deliver		Exchange For		Date	Appreciation

*CAD	5,636,200	USD	5,402,345	2/22/2010	$131,321
*CHF	5,747,600	USD	5,559,943	2/22/2010	140,673
*EUR	8,932,000	USD	12,912,044	2/22/2010	528,472
*GBP	6,276,900	USD	10,119,913	2/22/2010	87,805
*HKD	48,027,000	USD	6,192,586	2/22/2010	5,835
*SEK	21,367,800	USD	3,014,806	2/22/2010	122,805
SGD	23,669,800	USD	16,953,622	2/22/2010	124,413
*USD	4,786,115	HKD	37,155,700	2/22/2010	215
*USD	14,557,167	JPY	1,336,509,000	2/22/2010	230,285
*USD	8,103,929	NOK	46,272,200	2/22/2010	298,792

					$1,670,616

Contract		In		Delivery	Gross Unrealized
to Deliver		Exchange For		Date	Depreciation

*JPY	1,420,396,700	USD	15,517,713	2/22/2010	$(219,148)
*NOK	35,674,400	USD	6,248,079	2/22/2010	(230,565)
NZD	692,500	USD	508,447	2/22/2010	(23,155)
*USD	8,097,043	CAD	8,420,900	2/22/2010	(221,744)
USD	14,250,785	AUD	15,672,100	2/22/2010	(415,485)
*USD	4,442,569	CHF	4,583,600	2/22/2010	(120,807)
USD	3,835,124	DKK	19,696,800	2/22/2010	(168,030)
*USD	27,140,492	EUR	18,903,100	2/22/2010	(932,711)
*USD	18,539,098	GBP	11,506,900	2/22/2010	(148,099)
*USD	10,618,768	SEK	75,266,500	2/22/2010	(431,906)

					(2,911,650)

Net Unrealized Appreciation (Depreciation)					$(1,241,034)

*	Represents partially offsetting forward foreign currency contracts, that to the extent they are offset, do not have additional market risk, but have continued counterparty settlement risk.

AUD  — Australian Dollar
CAD  — Canadian Dollar
CHF  — Swiss Franc
DKK  — Danish Krone
EUR  — Euro Dollar
GBP  — British Pound
HKD  — Hong Kong Dollar
JPY  — Japanese Yen
NOK  — Norwegian Krone
NZD  — New Zealand Dollar
SEK  — Swedish Krona
SGD  — Singapore Dollar
USD  — United States Dollar

SunAmerica Series Trust International Growth and Income Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2010 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2010 (see Note 2):

	Level 1 - Unadjusted	Level 2 - Other		Level 3 - Significant
	Quoted Prices	Observable Inputs		Unobservable Inputs	Total

Long-Term Investment Securities:
Common Stock:
Canada	$30,403,887	$—		$—	$30,403,887
France	—	29,006,748	+	—	29,006,748
Japan	—	70,268,744	+	—	70,268,744
South Korea	—	18,303,692	+	—	18,303,692
Switzerland	6,710,816	25,419,984	+	—	32,130,800
United Kingdom	—	58,554,343	+	—	58,554,343
Other Countries*	20,694,961	102,405,285	+	—	123,100,246
Preferred Stock	—	2,044,074		—	2,044,074
Repurchase Agreement	—	3,993,000		—	3,993,000
Other Financial Instruments:@
Forward Foreign Currency Contracts Appreciation	—	1,670,616		—	1,670,616
Forward Foreign Currency Contracts Depreciation	—	(2,911,650)		—	(2,911,650)

Total	$57,809,664	$308,754,836		$—	$366,564,500

*	Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets.
@	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the investment.
+	Includes foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities; therefore these investment securities were classified as Level 2 instead of Level 1. (See Note 2)

See Notes to Financial Statements

SunAmerica Series Trust Global Equities Portfolio
PORTFOLIO PROFILE — January 31, 2010 — (unaudited)

Industry Allocation*

Medical-Drugs	6.3%
Oil Companies-Integrated	4.9
Diversified Banking Institutions	4.8
Banks-Commercial	4.7
Oil Companies-Exploration & Production	3.7
Telephone-Integrated	2.7
Banks-Super Regional	2.4
Computers	2.3
Diversified Manufacturing Operations	2.2
Auto-Cars/Light Trucks	2.2
Insurance-Multi-line	2.0
Diversified Minerals	2.0
Cellular Telecom	1.9
Import/Export	1.8
Retail-Apparel/Shoe	1.5
Applications Software	1.4
Food-Misc.	1.4
Cosmetics & Toiletries	1.4
Insurance-Life/Health	1.4
Tobacco	1.3
Computers-Memory Devices	1.2
Finance-Investment Banker/Broker	1.2
Transport-Rail	1.1
Web Portals/ISP	1.1
Electronic Components-Semiconductors	1.0
Aerospace/Defense-Equipment	1.0
Chemicals-Diversified	1.0
Electronic Components-Misc.	0.9
Building & Construction-Misc.	0.9
Oil & Gas Drilling	0.9
Semiconductor Components-Integrated Circuits	0.9
Medical Products	0.9
Computer Services	0.9
Food-Retail	0.9
Auto/Truck Parts & Equipment-Original	0.9
Networking Products	0.9
Chemicals-Specialty	0.9
Metal-Diversified	0.8
Steel-Producers	0.8
Electric Products-Misc.	0.8
Multimedia	0.7
Retail-Major Department Stores	0.7
Pipelines	0.7
Machinery-Construction & Mining	0.7
Real Estate Operations & Development	0.6
Apparel Manufacturers	0.6
Brewery	0.6
Building Products-Cement	0.6
Medical-HMO	0.6
Time Deposits	0.6
Oil Field Machinery & Equipment	0.6
Medical-Generic Drugs	0.6
Retail-Jewelry	0.6
Appliances	0.6
Cable/Satellite TV	0.6
Electric-Integrated	0.6
Transport-Services	0.6
Distribution/Wholesale	0.5
Retail-Discount	0.5
Medical-Wholesale Drug Distribution	0.5
Internet Infrastructure Software	0.5
Coal	0.5
Gold Mining	0.4
Medical-Biomedical/Gene	0.4
Banks-Fiduciary	0.4
Building-Heavy Construction	0.4
Machinery-Farming	0.4
Finance-Leasing Companies	0.4
Beverages-Wine/Spirits	0.4
Machinery-General Industrial	0.4
Vitamins & Nutrition Products	0.4
Oil-Field Services	0.4
Telecom Equipment-Fiber Optics	0.4
Optical Supplies	0.3
Transport-Marine	0.3
Building Products-Doors & Windows	0.3
Metal-Iron	0.3
Real Estate Management/Services	0.3
Metal-Copper	0.3
Audio/Video Products	0.3
Consumer Products-Misc.	0.3
Finance-Credit Card	0.3
Enterprise Software/Service	0.3
Publishing-Newspapers	0.3
Food-Confectionery	0.3
Wireless Equipment	0.3
Hotels/Motels	0.3
Insurance-Reinsurance	0.3
Metal-Aluminum	0.3
Rubber-Tires	0.3
Photo Equipment & Supplies	0.3
Cruise Lines	0.3
Investment Management/Advisor Services	0.3
Industrial Gases	0.3
E-Commerce/Services	0.3
Telecom Services	0.3
Beverages-Non-alcoholic	0.3
Computers-Periphery Equipment	0.2
Television	0.2
Semiconductor Equipment	0.2
Food-Wholesale/Distribution	0.2
Building & Construction Products-Misc.	0.2
Medical-Hospitals	0.2
Retail-Mail Order	0.2
Retail-Building Products	0.2
Machinery-Pumps	0.2
Retail-Restaurants	0.2
Aerospace/Defense	0.2
Steel Pipe & Tube	0.2
Resorts/Theme Parks	0.2
Advertising Agencies	0.2
Diversified Financial Services	0.2
Retail-Convenience Store	0.2
Diversified Operations	0.2
Building-Residential/Commercial	0.2
Casino Hotels	0.2
Travel Services	0.2

100.0%

SunAmerica Series Trust Global Equities Portfolio
PORTFOLIO PROFILE — January 31, 2010 — (unaudited) — (continued)

Country Allocation*

United States	46.6%
United Kingdom	11.9
Japan	8.6
France	5.6
Switzerland	5.3
Germany	2.8
Canada	1.9
Australia	1.9
Spain	1.7
Netherlands	1.6
Hong Kong	1.2
Belgium	1.0
Finland	0.9
Ireland	0.9
Sweden	0.8
South Korea	0.8
Luxembourg	0.7
India	0.7
China	0.6
Bermuda	0.6
Mexico	0.5
Brazil	0.5
Cayman Islands	0.4
Italy	0.4
Denmark	0.3
Russia	0.3
Israel	0.3
Taiwan	0.3
Liberia	0.3
Norway	0.3
Indonesia	0.2
Greece	0.1

100.0%

*	Calculated as a percentage of net assets

SunAmerica Series Trust Global Equities Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2010

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK — 99.4%
Australia — 1.9%
Alumina, Ltd.(1)	216,929	$296,887
BHP Billiton, Ltd.(1)	25,055	868,371
Challenger Financial Services Group, Ltd.(1)	63,690	229,034
Flight Centre, Ltd.(1)	10,700	187,318
Macquarie Group, Ltd.(1)	10,133	446,455

		2,028,065

Belgium — 1.0%
Anheuser-Busch InBev NV(1)	7,601	379,559
Delhaize Group SA(1)	4,381	343,167
KBC Groep NV†(1)	7,254	314,547

		1,037,273

Bermuda — 0.6%
Esprit Holdings, Ltd.(1)	42,300	296,603
Marvell Technology Group, Ltd.†	19,666	342,778

		639,381

Brazil — 0.5%
Petroleo Brasileiro SA ADR	12,185	494,345

Canada — 1.9%
Lundin Mining Corp.†	61,685	241,721
Niko Resources, Ltd.	2,860	264,107
Research In Motion, Ltd.†	3,960	249,877
Royal Bank of Canada	7,747	378,783
Talisman Energy, Inc.	25,143	415,974
Teck Resources, Ltd.†	7,620	249,498
Western Coal Corp.†	80,862	255,612

		2,055,572

Cayman Islands — 0.4%
Fresh Del Monte Produce, Inc.†	12,827	260,773
Melco Crown Entertainment, Ltd. ADR†	57,594	205,611

		466,384

China — 0.6%
China Merchants Bank Co., Ltd.(1)	175,600	404,166
Yanzhou Coal Mining Co., Ltd.(1)	128,000	249,253

		653,419

Denmark — 0.3%
D/S Norden(1)	8,607	373,035

Finland — 0.9%
Metso Oyj(1)	11,785	391,887
Nokia Oyj(1)	21,930	302,717
YIT Oyj(1)	12,370	274,149

		968,753

France — 5.6%
AXA SA(1)	19,699	407,508
BNP Paribas(1)	6,858	488,396
Bouygues SA(1)	8,562	422,954
Compagnie de St. Gobain(1)	5,424	260,606
Compagnie Generale des Etablissements Michelin, Class B(1)	3,805	295,825
Lafarge SA(1)	3,980	294,258
Pernod-Ricard SA(1)	4,923	397,201
PPR(1)	3,535	430,452
Renault SA†(1)	8,121	383,203
Rhodia SA†(1)	23,585	414,240
Sanofi-Aventis SA(1)	11,150	822,592
Societe Generale(1)	8,505	494,128
Total SA(1)	17,358	1,008,211

		6,119,574

Germany — 2.8%
BASF SE(1)	5,568	315,710
Bilfinger Berger AG(1)	4,225	303,950
Deutsche Bank AG(1)	6,342	386,107
E.ON AG(1)	16,802	616,913
Lanxess AG(1)	6,082	230,495
Linde AG(1)	2,548	278,121
Muenchener Rueckversicherungs AG(1)	1,999	299,880
Siemens AG(1)	4,050	362,909
Symrise AG(1)	10,700	237,799

		3,031,884

Greece — 0.1%
Piraeus Bank SA†(1)	6,392	53,547

Hong Kong — 1.2%
CNOOC, Ltd.(1)	289,000	407,851
Hang Lung Properties, Ltd.(1)	127,000	436,648
Shun Tak Holdings, Ltd.(1)	460,000	265,123
Wharf Holdings, Ltd.(1)	43,000	214,266

		1,323,888

India — 0.7%
ICICI Bank, Ltd. ADR	9,322	328,880
Yes Bank, Ltd.†(1)	82,986	447,085

		775,965

Indonesia — 0.2%
Bank Rakyat Indonesia(1)	280,000	227,527

Ireland — 0.9%
Accenture PLC, Class A	8,050	329,970
Cooper Industries PLC, Class A	6,540	280,566
Covidien PLC	6,700	338,752

		949,288

Israel — 0.3%
Teva Pharmaceutical Industries, Ltd. ADR	6,134	347,920

Italy — 0.4%
Intesa Sanpaolo SpA†(1)	103,090	391,741

Japan — 8.6%
Aisin Seiki Co., Ltd.(1)	9,800	258,203
Asahi Glass Co., Ltd.(1)	37,000	371,050
East Japan Railway Co.(1)	6,300	422,940
FUJIFILM Holdings Corp.(1)	8,800	281,865
Honda Motor Co., Ltd.(1)	24,800	841,465
ITOCHU Corp.(1)	50,000	389,352
Kirin Holdings Co., Ltd.(1)	20,000	305,426
Komatsu, Ltd.(1)	16,300	326,209
Kubota Corp.(1)	46,000	411,695
Marubeni Corp.(1)	87,000	504,403
Mitsubishi Corp.(1)	22,500	540,927
Mitsubishi Electric Corp.†(1)	53,000	412,751
Mitsui & Co., Ltd.(1)	35,600	520,303
Nidec Corp.(1)	4,000	392,109

SunAmerica Series Trust Global Equities Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2010 — (continued)

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)
Japan (continued)

Nippon Telegraph and Telephone Corp.(1)	9,900	$418,166
Nissan Motor Co., Ltd.†(1)	58,500	473,056
Nitto Denko Corp.(1)	6,600	253,840
Nomura Holdings, Inc.(1)	60,200	450,528
ORIX Corp.(1)	5,410	405,063
Sony Corp.(1)	10,300	342,973
Sumitomo Electric Industries, Ltd.(1)	33,300	435,864
Suzuken Co., Ltd.(1)	6,600	220,781
Yahoo! Japan Corp.(1)	958	362,666

		9,341,635

Liberia — 0.3%
Royal Caribbean Cruises, Ltd.†	10,766	280,885

Luxembourg — 0.7%
ArcelorMittal(1)	14,138	541,016
Tenaris SA(1)	11,220	247,653

		788,669

Mexico — 0.5%
America Movil SAB de CV, Series L ADR	8,388	366,136
Banco Compartamos SA de CV	45,590	219,585

		585,721

Netherlands — 1.6%
Chicago Bridge & Iron Co.†	10,510	213,248
CSM(1)	12,506	345,254
ING Groep NV†(1)	54,328	510,643
Koninklijke KPN NV(1)	17,746	294,296
Koninklijke Philips Electronics NV(1)	12,490	377,553

		1,740,994

Norway — 0.3%
Telenor ASA†(1)	20,987	273,525

Russia — 0.3%
Magnitogorsk Iron & Steel Works GDR†	28,900	365,874

South Korea — 0.8%
Hyundai Motor Co.(1)	2,546	247,190
Samsung Electronics Co., Ltd.(1)	883	595,029

		842,219

Spain — 1.7%
Banco Bilbao Vizcaya Argentaria SA(1)	26,777	406,815
Banco Santander SA(1)	37,932	534,441
Industria de Diseno Textil SA(1)	5,800	364,540
Telefonica SA(1)	23,742	570,282

		1,876,078

Sweden — 0.8%
Atlas Copco AB, Class A(1)	28,942	391,611
Electrolux AB, Class B†(1)	12,136	287,761
NCC AB(1)	14,840	220,876

		900,248

Switzerland — 5.3%
ACE, Ltd.†	6,609	325,625
Alcon, Inc.	2,397	373,237
Compagnie Financiere Richemont SA(1)	9,738	326,417
Credit Suisse Group AG(1)	13,386	580,223
Holcim, Ltd.†(1)	5,310	365,605
Nestle SA(1)	18,341	867,888
Noble Corp.†	7,419	299,134
Novartis AG(1)	17,896	958,513
Roche Holding AG(1)	4,320	725,527
Transocean, Ltd.†	4,950	419,463
Zurich Financial Services AG(1)	2,137	452,827

		5,694,459

Taiwan — 0.3%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	31,728	322,356

United Kingdom — 11.9%
Anglo American PLC†(1)	8,942	324,453
AstraZeneca PLC(1)	7,490	348,227
Autonomy Corp. PLC†(1)	13,553	336,948
Barclays PLC(1)	165,740	709,798
Bellway PLC(1)	18,141	213,772
BG Group PLC(1)	22,698	415,670
BP PLC(1)	105,862	990,747
Britvic PLC(1)	40,601	273,334
BT Group PLC(1)	177,191	388,875
Burberry Group PLC(1)	36,410	357,020
Cookson Group PLC†(1)	40,987	277,899
GKN PLC†(1)	146,613	266,581
GlaxoSmithKline PLC(1)	28,846	561,568
HSBC Holdings PLC(1)	96,338	1,032,525
Imperial Tobacco Group PLC(1)	14,547	469,904
Inchcape PLC†(1)	683,067	290,840
Kazakhmys PLC†(1)	18,811	358,418
Logica PLC(1)	144,652	270,698
Marks & Spencer Group PLC(1)	61,130	339,882
Prudential PLC(1)	47,935	436,859
Rio Tinto PLC†(1)	10,778	517,165
Royal Dutch Shell PLC, Class B(1)	20,070	535,923
Standard Chartered PLC(1)	33,621	768,611
Unilever PLC(1)	11,147	339,969
Vedanta Resources PLC(1)	9,484	361,440
Vodafone Group PLC(1)	574,332	1,233,838
Xstrata PLC†(1)	29,673	485,244

		12,906,208

United States — 46.0%
Abbott Laboratories	8,043	425,796
Actuant Corp., Class A	15,620	261,947
Aflac, Inc.	6,100	295,423
American Express Co.	9,009	339,279
Anadarko Petroleum Corp.	8,301	529,438
Analog Devices, Inc.	11,959	322,415
Apache Corp.	4,082	403,179
Apple, Inc.†	4,378	841,101
Ashland, Inc.	6,879	277,980
AT&T, Inc.	38,845	985,109
Bank of America Corp.	98,126	1,489,553
BB&T Corp.	9,820	273,683
BE Aerospace, Inc.†	11,739	263,306
Bristol-Myers Squibb Co.	14,066	342,648
Cabot Oil & Gas Corp.	7,000	267,890
Cameron International Corp.†	9,103	342,819
Capital One Financial Corp.	9,500	350,170

SunAmerica Series Trust Global Equities Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2010 — (continued)

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)
United States (continued)

Casey’s General Stores, Inc.	7,250	$222,430
CBS Corp., Class B	20,422	264,056
CenturyTel, Inc.	8,330	283,303
Chevron Corp.	20,543	1,481,561
Cisco Systems, Inc.†	41,301	928,034
Cognizant Technology Solutions Corp., Class A†	8,723	380,846
Comcast Corp., Class A	25,085	397,096
Comerica, Inc.	7,847	270,800
Corning, Inc.	21,209	383,459
CSX Corp.	8,519	365,124
Danaher Corp.	3,740	266,849
Darden Restaurants, Inc.	6,890	254,654
Devon Energy Corp.	5,193	347,464
Eaton Corp.	5,014	307,057
El Paso Corp.	37,510	380,727
EMC Corp.†	21,267	354,521
Emerson Electric Co.	9,683	402,232
EOG Resources, Inc.	3,685	333,198
F5 Networks, Inc.†	6,100	301,523
FedEx Corp.	4,067	318,649
Flowserve Corp.	2,843	256,353
Ford Motor Co.†	38,812	420,722
Franklin Resources, Inc.	2,819	279,166
Gannett Co., Inc.	20,513	331,285
General Electric Co.	20,550	330,444
Gilead Sciences, Inc.†	9,453	456,296
Goodrich Corp.	6,041	373,998
Google, Inc., Class A†	1,503	795,718
Guess?, Inc.	7,438	295,363
Halliburton Co.	13,332	389,428
Hartford Financial Services Group, Inc.	20,977	503,238
Hess Corp.	5,992	346,278
Hewlett-Packard Co.	13,449	633,044
Intel Corp.	26,026	504,904
International Business Machines Corp.	6,651	814,016
Interpublic Group of Cos., Inc.†	36,451	235,473
Jones Lang LaSalle, Inc.	6,384	363,952
Lam Research Corp.†	7,934	261,901
Lexmark International, Inc., Class A†	10,330	266,411
LifePoint Hospitals, Inc.†	8,690	260,526
Lorillard, Inc.	4,541	343,754
Lowe’s Cos., Inc.	11,920	258,068
Lubrizol Corp.	3,130	230,650
McKesson Corp.	5,396	317,393
Mead Johnson Nutrition Co., Class A	8,622	389,973
Medicis Pharmaceutical Corp., Class A	14,081	325,412
Merck & Co., Inc.	29,654	1,132,190
Microsoft Corp.	37,709	1,062,640
Mylan, Inc.†	16,001	291,698
National Oilwell Varco, Inc.	7,312	299,061
NetApp, Inc.†	9,768	284,542
Newmont Mining Corp.	10,986	470,860
News Corp., Class B	29,844	438,110
NII Holdings, Inc.†	12,885	421,855
Nordstrom, Inc.	10,120	349,545
Norfolk Southern Corp.	8,205	386,127
Occidental Petroleum Corp.	6,074	475,837
Oneok, Inc.	8,784	370,597
Parker Hannifin Corp.	5,806	324,614
Pfizer, Inc.	64,507	1,203,701
Phillips-Van Heusen Corp.	6,778	266,308
Piper Jaffray Cos., Inc.†	7,411	360,026
Plexus Corp.†	6,830	232,288
PNC Financial Services Group, Inc.	7,923	439,172
priceline.com, Inc.†	1,411	275,639
Pride International, Inc.†	9,518	281,733
Principal Financial Group, Inc.	13,211	304,514
Prudential Financial, Inc.	9,100	454,909
QUALCOMM, Inc.	40	1,568
Quest Software, Inc.†	13,399	230,731
Red Hat, Inc.†	9,933	270,376
Reynolds American, Inc.	6,081	323,509
SanDisk Corp.†	9,545	242,634
Spirit Aerosystems Holdings, Inc., Class A†	11,660	250,107
St. Mary Land & Exploration Co.	6,550	209,862
Starwood Hotels & Resorts Worldwide, Inc.	9,060	301,879
State Street Corp.	10,485	449,597
Steel Dynamics, Inc.	18,501	280,845
SUPERVALU, Inc.	18,899	278,004
Tech Data Corp.†	7,356	299,757
The Cooper Cos., Inc.	6,230	220,044
The Estee Lauder Cos., Inc., Class A	7,120	373,942
The J.M. Smucker Co.	5,200	312,364
The Kroger Co.	15,920	341,166
The Procter & Gamble Co.	18,271	1,124,580
The Walt Disney Co.	11,718	346,267
TIBCO Software, Inc.†	24,670	221,043
Tiffany & Co.	7,648	310,585
Time Warner Cable, Inc.	5,069	220,958
Tupperware Brands Corp.	8,072	342,737
United Parcel Service, Inc., Class B	4,930	284,806
United Technologies Corp.	6,254	422,020
Universal Corp.	6,637	301,253
US Bancorp	17,606	441,559
Vail Resorts, Inc.†	7,101	239,304
VF Corp.	4,657	335,444
Wal-Mart Stores, Inc.	10,774	575,655
WellCare Health Plans, Inc.†	8,680	270,642
WellPoint, Inc.†	6,050	385,506
Wells Fargo & Co.	39,558	1,124,634
Western Digital Corp.†	11,285	428,717
Whirlpool Corp.	4,580	344,324
Whiting Petroleum Corp.†	5,284	351,703
Williams-Sonoma, Inc.	13,615	258,413
Zimmer Holdings, Inc.†	7,595	427,750
Zions Bancorporation	18,120	343,736

		49,853,072

Total Long-Term Investment Securities (cost $97,984,923)		107,709,504

SunAmerica Series Trust Global Equities Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2010 — (continued)

		Market
	Principal	Value
Security Description	Amount	(Note 2)

SHORT-TERM INVESTMENT SECURITIES — 0.6%
Time Deposits — 0.6%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 02/01/10 (cost $650,000)	$650,000	$650,000
TOTAL INVESTMENTS (cost $98,634,923)(2)	100.0%	108,359,504
Liabilities in excess of other assets	0.0	(34,135)

NET ASSETS	100.0%	$108,325,369

†	Non-income producing security
(1)	Security was valued using fair value procedures at January 31, 2010. The aggregate value of these securities was $49,685,722 representing 45.9% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 2 regarding fair value pricing for foreign equity securities.
(2)	See Note 3 for cost of investments on a tax basis.
ADR — American Depository Receipt
GDR — Global Depository Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2010 (see Note 2):

	Level 1 - Unadjusted	Level 2 - Other		Level 3 - Significant
	Quoted Prices	Observable Inputs		Unobservable Inputs	Total

Long-Term Investment Securities:
Common Stock:
France	$—	$6,119,574	+	$—	$6,119,574
Japan	—	9,341,635	+	—	9,341,635
Switzerland	1,417,459	4,277,000	+	—	5,694,459
United Kingdom	—	12,906,208	+	—	12,906,208
United States	49,853,072	—		—	49,853,072
Other Countries*	6,753,251	17,041,305	+	—	23,794,556
Short-Term Investment Securities:
Time Deposit	—	650,000		—	650,000

Total	$58,023,782	$50,335,722		$—	$108,359,504

*	Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets.
+	Includes foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities; therefore these investment securities were classified as Level 2 instead of Level 1. (See Note 2)

See Notes to Financial Statements

SunAmerica Series Trust International Diversified Equities Portfolio
PORTFOLIO PROFILE — January 31, 2010 — (unaudited)

Industry Allocation*

Repurchase Agreements	14.6%
Banks-Commercial	7.8
Oil Companies-Integrated	7.2
Medical-Drugs	4.7
Diversified Banking Institutions	4.2
Food-Misc.	2.8
Diversified Minerals	2.8
Auto-Cars/Light Trucks	2.6
Telephone-Integrated	2.6
Electric-Integrated	2.6
Chemicals-Diversified	1.8
Insurance-Multi-line	1.4
Electronic Components-Misc.	1.3
Agricultural Chemicals	1.3
Diversified Manufacturing Operations	1.2
Cellular Telecom	1.2
Real Estate Operations & Development	1.2
Oil-Field Services	1.1
Steel-Producers	1.1
Import/Export	1.0
Food-Retail	1.0
Brewery	1.0
Tobacco	1.0
Metal-Diversified	0.9
Telecom Services	0.8
Medical Products	0.8
Diversified Operations	0.8
Retail-Apparel/Shoe	0.8
Real Estate Investment Trusts	0.8
Wireless Equipment	0.7
Machinery-General Industrial	0.7
Transport-Rail	0.6
Audio/Video Products	0.6
Oil Companies-Exploration & Production	0.6
Multimedia	0.6
Engineering/R&D Services	0.6
Insurance-Life/Health	0.6
Office Automation & Equipment	0.6
Building Products-Cement	0.5
Enterprise Software/Service	0.5
Machinery-Construction & Mining	0.5
Insurance-Property/Casualty	0.5
Beverages-Wine/Spirits	0.5
Retail-Jewelry	0.4
Oil Refining & Marketing	0.4
Industrial Gases	0.4
Cosmetics & Toiletries	0.4
Finance-Investment Banker/Broker	0.4
Transport-Services	0.4
Auto/Truck Parts & Equipment-Original	0.3
Soap & Cleaning Preparation	0.3
Electric Products-Misc.	0.3
Insurance-Reinsurance	0.3
Gas-Distribution	0.3
Building & Construction-Misc.	0.3
Aerospace/Defense	0.3
Photo Equipment & Supplies	0.3
Building-Heavy Construction	0.3
Electric-Transmission	0.3
Building-Residential/Commercial	0.3
Building & Construction Products-Misc.	0.3
Investment Companies	0.3
Semiconductor Equipment	0.3
Retail-Major Department Stores	0.3
Paper & Related Products	0.3
Finance-Other Services	0.3
Rubber-Tires	0.2
Power Converter/Supply Equipment	0.2
Transport-Marine	0.2
Toys	0.2
Retail-Misc./Diversified	0.2
Oil & Gas Drilling	0.2
Real Estate Management/Services	0.2
Metal Processors & Fabrication	0.2
Gold Mining	0.2
Computers-Integrated Systems	0.2
Water	0.2
Industrial Automated/Robotic	0.2
Electronic Measurement Instruments	0.2
Mining	0.2
Retail-Hypermarkets	0.2
Textile-Products	0.2
Cable/Satellite TV	0.2
Food-Meat Products	0.2
Food-Catering	0.2
Publishing-Books	0.2
Metal-Aluminum	0.1
Electronic Components-Semiconductors	0.1
Building Products-Doors & Windows	0.1
Machinery-Electrical	0.1
Hotels/Motels	0.1
Machinery-Farming	0.1
Retail-Automobile	0.1
Airlines	0.1
Transport-Truck	0.1
Food-Wholesale/Distribution	0.1
Machine Tools & Related Products	0.1
Building Products-Air & Heating	0.1
Apparel Manufacturers	0.1
Distribution/Wholesale	0.1
Medical Instruments	0.1
Athletic Footwear	0.1
Food-Dairy Products	0.1
Printing-Commercial	0.1
Metal-Iron	0.1
Computers-Memory Devices	0.1
Coal	0.1
Dialysis Centers	0.1
Chemicals-Specialty	0.1
Publishing-Periodicals	0.1
Agricultural Operations	0.1
Commercial Services	0.1
Optical Supplies	0.1
Web Portals/ISP	0.1
Containers-Paper/Plastic	0.1
Metal-Copper	0.1
Seismic Data Collection	0.1
Security Services	0.1
Aerospace/Defense-Equipment	0.1
Retail-Consumer Electronics	0.1
Non-Ferrous Metals	0.1
Energy-Alternate Sources	0.1
Medical-Biomedical/Gene	0.1
Public Thoroughfares	0.1

SunAmerica Series Trust International Diversified Equities Portfolio
PORTFOLIO PROFILE — January 31, 2010 — (unaudited) — (continued)

Computer Software	0.1%
Commercial Services-Finance	0.1
Applications Software	0.1
Containers-Metal/Glass	0.1
Investment Management/Advisor Services	0.1
Telecommunication Equipment	0.1
Cruise Lines	0.1

96.5%

Country Allocation*

Japan	17.7%
United Kingdom	16.4
United States	14.8
Switzerland	6.9
France	6.5
Germany	5.7
Australia	3.7
Spain	3.6
Netherlands	2.6
Sweden	2.1
Hong Kong	1.8
Italy	1.8
Russia	1.5
Norway	1.5
Poland	1.4
Brazil	1.4
Turkey	1.4
Finland	1.1
Singapore	0.9
Indonesia	0.7
Denmark	0.7
Austria	0.6
Belgium	0.5
Bermuda	0.5
Luxembourg	0.3
Mexico	0.2
Portugal	0.2

96.5%

*	Calculated as a percentage of net assets

SunAmerica Series Trust International Diversified Equities Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2010

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK — 81.3%
Australia — 3.7%
AGL Energy, Ltd.(1)	2,582	$31,575
Alumina, Ltd.†(1)	81,288	111,250
Amcor, Ltd.(1)	42,795	222,473
AMP, Ltd.(1)	7,191	39,654
Australia and New Zealand Banking Group, Ltd.(1)	82,791	1,583,594
BHP Billiton, Ltd.(1)	170,619	5,913,412
BlueScope Steel, Ltd.(1)	46,845	107,933
Boral, Ltd.(1)	30,317	142,247
Brambles, Ltd.(1)	5,019	28,989
Caltex Australia, Ltd.†(1)	2,974	23,573
Coca-Cola Amatil, Ltd.(1)	2,827	27,276
Commonwealth Bank of Australia(1)	1,350	63,268
CSL, Ltd.(1)	1,307	36,156
CSR, Ltd.(1)	12,018	19,183
Fairfax Media, Ltd.(1)	5,129	7,809
Fortescue Metals Group, Ltd.†(1)	68,921	274,385
Foster’s Group, Ltd.(1)	10,441	48,928
Incitec Pivot, Ltd.(1)	85,998	254,776
Insurance Australia Group, Ltd.(1)	8,930	29,799
Leighton Holdings, Ltd.(1)	1,087	36,524
Lend Lease Corp., Ltd.(1)	2,197	18,247
Macquarie Atlas Roads Group†	2,387	1,943
Macquarie Group, Ltd.(1)	1,050	46,262
Macquarie Infrastructure Group(1)	11,936	12,786
National Australia Bank, Ltd.(1)	1,750	40,616
Newcrest Mining, Ltd.(1)	25,091	688,358
OneSteel, Ltd.(1)	43,122	118,044
Orica, Ltd.(1)	17,979	382,367
Origin Energy, Ltd.(1)	4,116	58,157
OZ Minerals, Ltd.†(1)	150,367	140,879
QBE Insurance Group, Ltd.(1)	3,594	72,625
Rio Tinto, Ltd.(1)	14,365	857,592
Santos, Ltd.(1)	2,872	33,393
Sims Metal Management, Ltd.(1)	8,031	151,007
Sonic Healthcare, Ltd.(1)	626	7,879
Stockland(1)	744	2,444
Suncorp-Metway, Ltd.(1)	3,153	24,701
TABCORP Holdings, Ltd.(1)	2,037	12,650
Telstra Corp., Ltd.(1)	10,966	32,346
Toll Holdings, Ltd.(1)	2,194	16,630
Transurban Group(1)	4,090	18,883
Wesfarmers, Ltd.(1)	2,438	58,916
Wesfarmers, Ltd. PPS(1)	680	16,548
Westpac Banking Corp.(1)	2,022	42,483
Woodside Petroleum, Ltd.(1)	2,924	109,093
Woolworths, Ltd.(1)	5,261	120,134

		12,087,787

Austria — 0.6%
Erste Group Bank AG(1)	16,430	620,328
OMV AG(1)	5,058	199,205
Raiffeisen International Bank Holding AG(1)	6,309	311,922
Telekom Austria AG(1)	18,635	257,333
Verbund — Oesterreichische Elektrizitaetswirtschafts AG, Class A(1)	3,881	161,075
Vienna Insurance Group(1)	2,112	100,714
Voestalpine AG(1)	8,033	279,013

		1,929,590

Belgium — 0.5%
Anheuser-Busch InBev NV (Brussells)†(1)	10,360	72
Anheuser-Busch InBev NV (Turquoise)(1)	14,255	711,829
Belgacom SA(1)	2,720	98,870
Compagnie Nationale a Portefeuille(1)	1,738	86,939
Fortis†(1)	12,266	42,903
Groupe Bruxelles Lambert SA(1)	3,855	353,057
Solvay SA(1)	1,669	165,014
UCB SA(1)	2,552	114,209
Umicore(1)	3,880	118,697

		1,691,590

Bermuda — 0.5%
Cheung Kong Infrastructure Holdings, Ltd.(1)	12,000	44,788
Esprit Holdings, Ltd.(1)	52,733	369,758
Kerry Properties, Ltd.(1)	28,000	124,856
Li & Fung, Ltd.(1)	58,000	263,515
Noble Group, Ltd.(1)	35,000	70,977
NWS Holdings, Ltd.(1)	5,263	8,579
Seadrill, Ltd.(1)	32,000	725,145
Shangri-La Asia, Ltd.(1)	2,000	3,478
Yue Yuen Industrial Holdings, Ltd.(1)	17,500	54,619

		1,665,715

Brazil — 0.9%
All America Latina Logistica	22,600	181,040
Banco Bradesco SA	19,420	322,774
Banco do Brasil SA	21,400	319,013
BM&FBOVESPA SA	13,500	91,170
BRF — Brasil Foods SA	16,351	391,643
Companhia Siderurgica Nacional SA	4,900	142,971
Companhia Vale do Rio Doce	5,800	150,492
Companhia Vale do Rio Doce, Class A	8,554	191,228
Cyrela Brazil Realty SA	34,000	390,324
Empresa Brasileira de Aeronautica SA†	5,700	30,209
Lojas Renner SA	9,600	183,240
Petroleo Brasileiro SA	20,400	413,628
Redecard SA	3,800	53,119
Usinas Siderurgicas de Minas Gerais SA, Class A	2,814	74,045

		2,934,896

Canada — 0.0%
Thomson Corp.	323	10,787

Denmark — 0.7%
AP Moller — Maersk A/S, Series B(1)	81	628,151
DSV A/S†(1)	9,800	174,700
Novo Nordisk A/S, Class B(1)	13,487	912,850
Novozymes A/S(1)	1,428	147,095
Vestas Wind Systems A/S†(1)	7,704	407,337

		2,270,133

SunAmerica Series Trust International Diversified Equities Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2010 — (continued)

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)

Finland — 1.1%
Fortum Oyj(1)	18,142	$462,227
Kesko Oyj, Class B(1)	10,692	343,673
Kone Oyj, Class B(1)	4,297	172,721
Metso Oyj(1)	11,647	387,298
Neste Oil Oyj(1)	3,953	64,580
Nokia Oyi(1)	94,312	1,301,864
Outokumpu Oyj(1)	6,005	107,725
Rautaruukki Oyj(1)	2,491	50,801
Sampo Oyj, Class A(1)	11,304	273,988
Stora Enso Oyj, Class R†(1)	19,570	120,740
UPM-Kymmene Oyj(1)	16,611	182,095
Wartsila Oyj(1)	2,374	110,893

		3,578,605

France — 6.5%
Accor SA(1)	4,171	209,772
Air Liquide SA(1)	7,212	767,439
Alcatel-Lucent†(1)	49,124	164,664
Alstom SA(1)	11,240	748,847
Atos Origin SA†(1)	405	18,767
AXA SA(1)	30,635	633,738
BNP Paribas(1)	22,298	1,587,964
Bouygues SA(1)	5,479	270,657
Cap Gemini SA(1)	2,128	94,129
Carrefour SA(1)	12,507	611,641
Casino Guichard Perrachon SA(1)	478	39,367
Cie Generale de Geophysique-Veritas†(1)	8,787	216,415
CNP Assurances(1)	1,311	115,946
Compagnie de St. Gobain(1)	5,563	267,284
Compagnie Generale des Etablissements Michelin, Class B(1)	4,506	350,325
Credit Agricole SA(1)	15,241	237,864
Dassault Systemes SA(1)	850	48,962
EDF SA(1)	3,430	184,857
Essilor International SA(1)	4,077	236,724
Eurazeo(1)	862	62,407
Fonciere Des Regions(1)	544	54,140
France Telecom SA(1)	28,334	651,480
GDF Suez(1)	21,515	815,775
Gecina SA(1)	438	43,590
Groupe Danone SA(1)	8,226	471,246
Hermes International(1)	1,484	203,726
ICADE(1)	400	38,314
Imerys SA(1)	900	49,649
Klepierre(1)	2,025	75,289
L’Oreal SA(1)	1,002	105,086
Lafarge SA(1)	6,785	501,643
Lagardere SCA(1)	3,707	144,006
LVMH Moet Hennessy Louis Vuitton SA(1)	4,403	481,570
Neopost SA(1)	996	79,437
Pernod-Ricard SA(1)	2,192	176,856
Peugeot SA†(1)	3,553	114,632
PPR(1)	2,692	327,801
Publicis Groupe SA(1)	1,844	75,194
Renault SA†(1)	3,434	162,039
Safran SA(1)	1,388	27,039
Sanofi-Aventis SA(1)	21,929	1,617,814
Schneider Electric SA(1)	3,862	396,923
SCOR SE(1)	3,545	82,025
Societe BIC SA(1)	687	48,903
Societe Generale(1)	13,217	767,889
Societe Television Francaise 1(1)	5,707	98,847
Sodexo(1)	2,147	117,813
Technip SA(1)	14,774	999,144
Thales SA(1)	2,221	100,428
Total SA(1)	60,873	3,535,709
Unibail-Rodamco SE(1)	3,737	811,870
Vallourec SA(1)	896	154,562
Veolia Environement(1)	9,371	307,127
Vinci SA(1)	5,363	285,722
Vivendi SA(1)	18,739	485,117

		21,276,174

Germany — 5.7%
Adidas AG(1)	3,389	172,535
Allianz SE(1)	8,397	929,544
BASF SE(1)	21,872	1,240,159
Bayer AG(1)	16,781	1,143,183
Bayerische Motoren Werke AG(1)	14,362	612,996
Beiersdorf AG(1)	1,707	99,676
Celesio AG(1)	2,539	74,039
Commerzbank AG†(1)	9,167	70,771
Daimler AG(1)	24,394	1,124,148
Deutsche Bank AG(1)	13,158	801,072
Deutsche Boerse AG(1)	2,401	158,250
Deutsche Lufthansa AG(1)	6,246	100,045
Deutsche Post AG (Sweden)(1)	17,853	311,087
Deutsche Postbank AG†(1)	2,159	65,737
Deutsche Telekom AG(1)	48,647	629,766
E.ON AG(1)	54,012	1,983,141
Fresenius Medical Care AG & Co. KGaA(1)	5,164	262,205
GEA Group AG(1)	3,722	76,242
Hochtief AG(1)	1,190	88,264
K+S AG(1)	7,560	424,783
Linde AG(1)	4,376	477,652
MAN SE(1)	2,787	186,976
Merck KGaA(1)	1,166	103,966
Metro AG(1)	9,048	496,111
Muenchener Rueckversicherungs AG(1)	3,860	579,058
Porsche Automobil Holding SE(1)	4,422	250,696
Puma AG Rudolf Dassler Sport(1)	291	88,657
RWE AG(1)	8,635	765,262
SAP AG(1)	32,208	1,470,130
Siemens AG(1)	34,945	3,131,320
ThyssenKrupp AG(1)	6,696	211,582
TUI AG†(1)	4,542	42,097
Volkswagen AG(1)	4,713	412,061

		18,583,211

Hong Kong — 1.8%
Bank of East Asia, Ltd.(1)	57,854	196,627
BOC Hong Kong Holdings, Ltd.(1)	142,500	296,569
Cathay Pacific Airways, Ltd.†(1)	36,000	58,873
Cheung Kong Holdings, Ltd.(1)	50,000	588,912

SunAmerica Series Trust International Diversified Equities Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2010 — (continued)

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)
Hong Kong (continued)

China Travel International Investment Hong Kong, Ltd.(1)	290,000	$71,493
CLP Holdings, Ltd.(1)	50,000	338,102
Genting Singapore PLC†(1)	109,000	81,444
Hang Lung Group, Ltd.(1)	30,000	134,279
Hang Lung Properties, Ltd.(1)	73,000	250,987
Hang Seng Bank, Ltd.(1)	30,900	431,795
Henderson Land Development Co., Ltd.(1)	39,000	247,000
Hong Kong & China Gas Co., Ltd.(1)	107,000	232,156
Hong Kong Exchanges and Clearing, Ltd.(1)	26,500	446,729
Hongkong Electric Holdings, Ltd.(1)	32,000	178,946
Hopewell Holdings, Ltd.(1)	21,500	64,937
Hutchison Whampoa, Ltd.(1)	59,000	401,226
Hysan Development Co., Ltd.(1)	19,332	48,471
MTR Corp., Ltd.(1)	39,391	127,221
New World Development Co., Ltd.(1)	99,757	163,786
Sino Land Co., Ltd.(1)	67,395	111,783
Sun Hung Kai Properties, Ltd.(1)	43,000	555,693
Swire Pacific, Ltd., Class A(1)	28,000	304,671
The Link REIT(1)	71,627	172,687
Wharf Holdings, Ltd.(1)	50,000	249,146
Wheelock & Co., Ltd.(1)	36,000	93,833
Wing Hang Bank, Ltd.(1)	5,000	42,151

		5,889,517

Indonesia — 0.7%
Astra International Tbk PT(1)	93,500	356,498
Bank Mandiri Tbk PT(1)	303,000	150,053
Bank Rakyat Indonesia(1)	257,500	209,243
Bumi Resources Tbk PT(1)	765,500	201,350
International Nickel Indonesia Tbk PT†(1)	105,500	39,664
Lippo Karawaci TBK PT†(1)	475,000	26,902
PT Astra Agro Lestari Tbk(1)	20,000	50,638
PT Bank Central Asia(1)	541,000	287,850
PT Bank Danamon Indonesia Tbk(1)	142,500	73,371
PT Indosat Tbk(1)	70,500	42,085
PT Perusahaan Gas Negara(1)	437,500	175,373
PT Tambang Batubara Bukit Asam Tbk(1)	37,000	67,623
PT Unilever Indonesia Tbk(1)	83,500	100,528
Semen Gresik (Persero) PT(1)	65,000	55,271
Telekomunikasi Indonesia Tbk PT(1)	444,000	440,778
United Tractors Tbk PT(1)	71,000	125,893

		2,403,120

Ireland — 0.0%
Experian PLC(1)	17,925	170,468
Shire PLC(1)	94	1,863

		172,331

Italy — 1.8%
Assicurazioni Generali SpA(1)	34,565	815,826
Banco Popolare SC†(1)	7,295	46,021
Enel SpA(1)	33,325	179,984
ENI SpA(1)	90,434	2,106,357
Fiat SpA†(1)	8,180	101,822
Intesa Sanpaolo SpA†(1)	273,026	1,037,497
Mediobanca SpA†(1)	2,922	31,906
Saipem SpA(1)	29,704	959,612
Telecom Italia SpA(1)	63,371	94,163
UniCredit SpA†(1)	122,040	339,842
Unione di Banche Italiane SCPA(1)	6,718	92,509

		5,805,539

Japan — 17.7%
ACOM Co., Ltd.(1)	1,390	23,954
Advantest Corp.(1)	6,600	163,108
Aeon Co., Ltd.(1)	12,600	125,632
Aeon Credit Service Co., Ltd.(1)	2,700	27,935
Aeon Mall Co., Ltd.(1)	300	5,486
Aioi Insurance Co., Ltd.(1)	2,000	9,522
Ajinomoto Co., Inc.(1)	19,000	179,816
Amada Co., Ltd.(1)	10,000	67,062
Aozora Bank, Ltd.†(1)	1,800	2,279
Asahi Breweries, Ltd.(1)	5,300	103,763
Asahi Glass Co., Ltd.(1)	40,200	403,141
Asahi Kasei Corp.(1)	38,000	188,490
Astellas Pharma, Inc.(1)	14,101	519,803
Bank of Kyoto, Ltd.(1)	12,000	99,113
Benesse Holdings Inc.(1)	1,900	79,845
Bridgestone Corp.(1)	28,600	455,849
Canon, Inc.(1)	35,300	1,381,548
Casio Computer Co., Ltd.(1)	11,300	82,012
Central Japan Railway Co.(1)	50	367,208
Chubu Electric Power Co., Inc.(1)	7,900	200,657
Chugai Pharmaceutical Co., Ltd.(1)	7,205	128,576
Chuo Mitsui Trust Holdings, Inc.(1)	52,518	186,662
Citizen Holdings Co., Ltd.(1)	13,800	91,023
Coca-Cola West Co., Ltd.(1)	500	8,390
Credit Saison Co., Ltd.(1)	4,100	51,189
Dai Nippon Printing Co., Ltd.(1)	14,400	198,712
Daicel Chemical Industries, Ltd.(1)	8,000	47,901
Daiichi Sankyo Co., Ltd.(1)	19,200	400,175
Daikin Industries, Ltd.(1)	10,000	369,306
Daito Trust Construction Co., Ltd.(1)	4,200	199,444
Daiwa House Industry Co., Ltd.(1)	21,400	225,179
Daiwa Securities Group, Inc.(1)	66,000	329,055
Denki Kagaku Kogyo Kabushiki Kaisha(1)	15,000	60,792
Denso Corp.(1)	20,509	601,634
DIC, Corp.(1)	27,000	47,965
Dowa Holdings Co., Ltd.(1)	19,000	105,061
East Japan Railway Co.(1)	11,700	785,460
Eisai Co., Ltd.(1)	6,400	238,477
FamilyMart Co., Ltd.(1)	1,900	60,085
Fanuc, Ltd.(1)	6,200	591,492
Fast Retailing Co., Ltd.(1)	2,700	448,703
Fuji Electric Holdings Co., Ltd.†(1)	7,000	13,848
Fuji Media Holdings, Inc.(1)	16	24,122
FUJIFILM Holdings Corp.(1)	16,800	538,106
Fujitsu, Ltd.(1)	64,400	393,508
Fukuoka Financial Group, Inc.(1)	27,000	98,471
Furukawa Electric Co., Ltd.(1)	20,600	99,547
Gunma Bank, Ltd.(1)	1,000	5,145
Hirose Electric Co., Ltd.(1)	900	95,994
Hitachi Construction Machinery Co., Ltd.(1)	1,400	29,309

SunAmerica Series Trust International Diversified Equities Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2010 — (continued)

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)
Japan (continued)

Hitachi, Ltd.†(1)	114,800	$393,448
Hokkaido Electric Power Co., Inc.(1)	500	9,547
Hokuhoku Financial Group, Inc.(1)	51,000	105,784
Honda Motor Co., Ltd.(1)	48,204	1,635,563
Hoya Corp.(1)	14,300	383,515
Ibiden Co., Ltd.(1)	4,100	139,663
IHI Corp.†(1)	39,000	60,040
INPEX Corp.(1)	15	109,609
Isetan Mitsukoshi Holdings, Ltd.(1)	8,740	82,129
Ito En, Ltd.(1)	800	11,905
ITOCHU Corp.(1)	54,000	420,500
ITOCHU Techno-Solutions Corp.(1)	1,500	45,448
J Front Retailing Co., Ltd.(1)	10,500	50,102
Jafco Co., Ltd.(1)	200	4,918
Japan Prime Realty Investment Corp.(1)	3	5,763
Japan Real Estate Investment Corp.(1)	15	125,555
Japan Retail Fund Investment Corp.(1)	14	64,958
Japan Tobacco, Inc.(1)	138	497,570
JFE Holdings, Inc.(1)	12,600	437,390
JGC Corp.(1)	9,000	167,292
JS Group Corp.(1)	7,800	137,587
JSR Corp.(1)	5,300	104,005
JTEKT Corp.(1)	1,000	11,335
Kajima Corp.(1)	43,800	91,636
Kamigumi Co., Ltd.(1)	1,000	7,532
Kaneka Corp.(1)	9,000	58,190
Kao Corp.(1)	19,800	478,514
Kawasaki Heavy Industries, Ltd.(1)	38,000	97,577
Kawasaki Kisen Kaisha, Ltd.†(1)	3,000	10,659
Keihin Electric Express Railway Co., Ltd.(1)	14,000	107,878
Keio Corp.(1)	6,000	37,766
Keyence Corp.(1)	1,500	345,933
Kikkoman Corp.(1)	4,000	46,711
Kinden Corp.(1)	1,000	9,026
Kintetsu Corp.(1)	51,500	177,627
Kirin Holdings Co., Ltd.(1)	14,800	226,015
Kobe Steel, Ltd.†(1)	66,000	117,540
Komatsu, Ltd.(1)	35,500	710,454
Konami Corp.(1)	4,100	67,460
Konica Minolta Holdings, Inc.(1)	16,500	167,935
Kubota Corp.(1)	48,000	429,595
Kuraray Co., Ltd.(1)	10,500	122,031
Kurita Water Industries, Ltd.(1)	2,300	71,146
Kyocera Corp.(1)	5,600	518,905
Kyowa Hakko Kirin Co., Ltd.(1)	8,016	83,544
Kyushu Electric Power Co., Inc.(1)	3,900	84,550
Lawson, Inc.(1)	1,800	81,692
Leopalace21 Corp.†(1)	4,500	16,486
Mabuchi Motor Co., Ltd.(1)	900	49,324
Marubeni Corp.(1)	84,200	488,169
Marui Group Co., Ltd.(1)	12,600	78,141
Matsui Securities Co., Ltd.(1)	7,400	50,259
MEIJI Holdings Co., Ltd.†(1)	1,000	37,652
Minebea Co., Ltd.(1)	15,000	79,331
Mitsubishi Chemical Holdings Corp.(1)	28,500	118,909
Mitsubishi Corp.(1)	47,600	1,144,361
Mitsubishi Electric Corp.†(1)	67,800	528,010
Mitsubishi Estate Co., Ltd.(1)	30,000	487,332
Mitsubishi Heavy Industries, Ltd.(1)	115,400	401,885
Mitsubishi Logistics Corp.(1)	3,000	32,873
Mitsubishi Materials Corp.†(1)	63,000	162,810
Mitsubishi Rayon Co., Ltd.(1)	18,000	74,638
Mitsubishi UFJ Financial Group, Inc.(1)	240,411	1,236,963
Mitsubishi UFJ Lease & Finance Co., Ltd.(1)	300	10,363
Mitsui & Co., Ltd.(1)	56,800	830,146
Mitsui Chemicals, Inc.(1)	19,000	50,891
Mitsui Fudosan Co., Ltd.(1)	21,000	354,900
Mitsui Mining & Smelting Co., Ltd.†(1)	38,000	99,857
Mitsui O.S.K. Lines, Ltd.(1)	4,000	25,064
Mitsui Sumitomo Insurance Group Holdings, Inc.(1)	12,200	305,981
Mizuho Financial Group, Inc.(1)	633,600	1,220,607
Mizuho Securities Co., Ltd.(1)	29,000	85,592
Murata Manufacturing Co., Ltd.(1)	7,000	384,718
Namco Bandai Holdings, Inc.(1)	2,700	27,201
NEC Corp.†(1)	77,800	200,477
NGK Insulators, Ltd.(1)	14,400	312,392
NGK Spark Plug Co., Ltd.(1)	7,000	81,080
Nidec Corp.(1)	3,800	372,504
Nikon Corp.(1)	7,400	151,377
Nintendo Co., Ltd.(1)	2,600	727,051
Nippon Building Fund, Inc.(1)	18	160,054
Nippon Electric Glass Co., Ltd.(1)	11,000	155,334
Nippon Express Co., Ltd.(1)	28,400	119,503
Nippon Meat Packers, Inc.(1)	8,400	105,983
Nippon Mining Holdings, Inc.(1)	18,500	79,525
Nippon Oil Corp.(1)	51,200	238,684
Nippon Paper Group, Inc.(1)	2,500	65,133
Nippon Sheet Glass Co., Ltd.(1)	15,000	38,568
Nippon Steel Corp.(1)	167,000	604,175
Nippon Telegraph and Telephone Corp.(1)	8,600	363,256
Nippon Yusen Kabushiki Kaisha(1)	38,000	131,714
Nipponkoa Insurance Co., Ltd.(1)	1,000	5,770
Nissan Chemical Industries, Ltd.(1)	7,000	91,818
Nissan Motor Co., Ltd.†(1)	71,900	581,414
Nisshin Seifun Group, Inc.(1)	5,500	73,532
Nisshinbo Holdings, Inc.(1)	2,000	17,386
Nissin Foods Holdings Co., Ltd.(1)	2,400	79,457
Nitto Denko Corp.(1)	6,700	257,686
Nomura Holdings, Inc.(1)	96,000	718,451
Nomura Real Estate Holdings, Inc.(1)	300	4,491
Nomura Real Estate Office Fund, Inc.(1)	1	5,781
Nomura Research Institute, Ltd.(1)	4,600	102,978
NSK, Ltd.(1)	22,000	158,820
NTN Corp.(1)	19,000	81,861
NTT Data Corp.(1)	51	158,494
NTT DoCoMo, Inc.(1)	114	170,393
NTT Urban Development Corp.(1)	6	4,417
Obayashi Corp.(1)	29,000	102,416
Obic Co., Ltd.(1)	370	69,167
OJI Paper Co., Ltd.(1)	35,800	150,738
Olympus Corp.(1)	4,400	131,092

SunAmerica Series Trust International Diversified Equities Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2010 — (continued)

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)
Japan (continued)

Omron Corp.(1)	7,600	$151,331
Onward Holdings Co., Ltd.(1)	5,000	32,474
Oracle Corp.(1)	1,700	73,545
Oriental Land Co., Ltd.(1)	2,000	137,358
ORIX Corp.(1)	650	48,667
Osaka Gas Co., Ltd.(1)	38,200	134,486
Panasonic Corp.(1)	63,100	992,647
Panasonic Electric Works Co., Ltd.(1)	11,000	120,779
Promise Co., Ltd.†(1)	1,300	12,145
Resona Holdings, Inc.(1)	16,600	206,617
Ricoh Co., Ltd.(1)	22,000	313,400
Rohm Co., Ltd.(1)	4,800	321,850
Sanyo Electric Co., Ltd.†(1)	52,000	87,531
Sapporo Hokuyo Holdings, Inc.(1)	2,000	8,106
Sapporo Holdings, Ltd.(1)	3,000	15,982
SBI Holdings, Inc.(1)	413	78,970
Secom Co., Ltd.(1)	4,100	183,609
Seiko Epson Corp.(1)	4,900	81,052
Sekisui Chemical Co., Ltd.(1)	15,000	101,468
Sekisui House, Ltd.(1)	31,400	297,784
Seven & I Holdings Co., Ltd.(1)	22,700	496,681
Sharp Corp.(1)	26,800	319,655
Shimamura Co., Ltd.(1)	700	61,498
Shimano, Inc.(1)	3,300	135,010
Shimizu Corp.(1)	31,000	118,059
Shin-Etsu Chemical Co., Ltd.(1)	13,148	684,795
Shinsei Bank, Ltd.†(1)	45,000	56,812
Shionogi & Co., Ltd.(1)	7,400	152,338
Shiseido Co., Ltd.(1)	10,900	223,299
Showa Denko K.K.(1)	25,000	50,884
Showa Shell Sekiyu K.K.(1)	7,400	58,158
SMC Corp.(1)	2,100	254,090
Softbank Corp.(1)	28,500	725,534
Sompo Japan Insurance, Inc.(1)	30,000	197,036
Sony Corp.(1)	22,447	747,447
Sony Financial Holdings, Inc.(1)	5	13,771
Stanley Electric Co., Ltd.(1)	2,400	46,722
Sumitomo Chemical Co., Ltd.(1)	40,400	181,080
Sumitomo Corp.(1)	35,400	397,653
Sumitomo Electric Industries, Ltd.(1)	21,800	285,340
Sumitomo Heavy Industries, Ltd.†(1)	17,000	86,794
Sumitomo Metal Industries, Ltd.(1)	98,000	268,604
Sumitomo Metal Mining Co., Ltd.(1)	32,400	447,334
Sumitomo Mitsui Financial Group, Inc.(1)	40,100	1,295,752
Sumitomo Realty & Development Co., Ltd.(1)	10,000	177,115
Suruga Bank, Ltd.(1)	1,000	8,848
T&D Holdings, Inc.(1)	7,600	157,608
Taiheiyo Cement Corp.†(1)	27,000	30,497
Taisei Corp.(1)	41,000	79,095
Taisho Pharmaceutical Co., Ltd.(1)	5,412	94,375
Takashimaya Co., Ltd.(1)	11,000	80,322
Takeda Pharmaceutical Co., Ltd.(1)	23,201	1,019,949
TDK Corp.(1)	4,200	270,327
Teijin, Ltd.(1)	30,800	93,154
Terumo Corp.(1)	5,900	331,823
The 77 Bank, Ltd.(1)	15,000	80,231
The Bank of Yokohama, Ltd.(1)	51,000	241,691
The Chiba Bank, Ltd.(1)	27,000	162,536
The Hachijuni Bank, Ltd.(1)	1,000	5,780
The Hiroshima Bank, Ltd.(1)	3,000	11,858
The Joyo Bank, Ltd.(1)	32,000	129,908
The Kansai Electric Power Co., Inc.(1)	13,500	307,783
The Nishi-Nippon City Bank, Ltd.(1)	27,000	69,745
The Shizuoka Bank, Ltd.(1)	25,000	215,800
The Sumitomo Trust & Banking Co., Ltd.(1)	97,000	540,306
THK Co., Ltd.(1)	1,700	33,510
Tobu Railway Co., Ltd.(1)	26,200	140,559
Toho Co., Ltd.(1)	2,800	46,468
Tohoku Electric Power Co., Inc.(1)	7,900	159,146
Tokio Marine Holdings, Inc.(1)	24,771	667,193
Tokyo Broadcasting System, Inc.(1)	3,200	48,030
Tokyo Electric Power Co., Inc.(1)	19,600	528,628
Tokyo Electron, Ltd.(1)	7,300	442,592
Tokyo Gas Co., Ltd.(1)	41,400	167,693
Tokyo Tatemono Co., Ltd.(1)	9,000	35,667
Tokyu Corp.(1)	35,000	141,484
Tokyu Land Corp.(1)	1,000	3,774
TonenGeneral Sekiyu K.K.(1)	11,000	91,350
Toppan Printing Co., Ltd.(1)	13,200	114,857
Toray Industries, Inc.(1)	38,100	208,229
Toshiba Corp.†(1)	99,000	540,698
Tosoh Corp.(1)	20,000	51,306
TOTO, Ltd.(1)	16,200	98,284
Toyo Seikan Kaisha, Ltd.(1)	6,400	90,107
Toyoda Gosei Co., Ltd.(1)	600	16,494
Toyota Industries Corp.(1)	3,050	89,434
Toyota Motor Corp.(1)	78,200	2,998,917
Trend Micro, Inc.†(1)	4,000	149,168
Unicharm Corp.(1)	1,100	104,350
UNY Co., Ltd.(1)	4,900	37,544
Ushio, Inc.(1)	2,000	33,897
USS Co., Ltd.(1)	850	51,866
West Japan Railway Co.(1)	15	51,731
Yahoo! Japan Corp.(1)	600	227,139
Yakult Honsha Co., Ltd.(1)	3,100	90,946
Yamada Denki Co., Ltd.(1)	3,220	206,054
Yamaha Corp.(1)	4,000	47,789
Yamaha Motor Co., Ltd.†(1)	1,600	21,801
Yamato Holdings Co., Ltd.(1)	7,700	105,981
Yamazaki Baking Co., Ltd.(1)	3,000	36,342
Yokogawa Electric Corp.(1)	8,700	69,932

		58,130,389

Luxembourg — 0.3%
ArcelorMittal(1)	17,020	651,301
Oriflame Cosmetics SA SDR(1)	4,231	231,764

		883,065

Malaysia — 0.0%
YTL Corp.(1)	418	905

Mauritius — 0.0%
Golden Agri-Resources, Ltd.†(1)	136,683	50,084

SunAmerica Series Trust International Diversified Equities Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2010 — (continued)

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)

Mexico — 0.2%
Desarrolladora Homex SAB de CV ADR†	8,063	$247,131
Wal-Mart de Mexico SAB de CV, Series V	118,220	524,127

		771,258

Netherlands — 2.6%
Aegon NV†(1)	47,147	284,128
Akzo Nobel NV(1)	7,033	419,995
ASML Holding NV(1)	13,061	411,320
Corio NV(1)	1,711	105,298
European Aeronautic Defence and Space Co. NV(1)	5,368	104,658
Fugro NV(1)	7,369	435,424
Heineken NV(1)	18,905	929,156
ING Groep NV†(1)	40,794	383,434
James Hardie Industries NV CDI†(1)	22,203	146,474
Koninklijke Ahold NV(1)	46,829	589,351
Koninklijke DSM NV(1)	8,995	416,856
Koninklijke KPN NV(1)	41,303	684,960
Koninklijke Philips Electronics NV(1)	32,051	968,851
Reed Elsevier NV(1)	18,448	222,216
SBM Offshore NV(1)	16,941	330,563
STMicroelectronics NV(1)	15,622	126,805
TNT NV(1)	24,110	689,051
Unilever NV(1)	36,241	1,112,512
Wolters Kluwer NV(1)	11,584	241,068

		8,602,120

New Zealand — 0.0%
Nufarm, Ltd.(1)	7,151	64,241

Norway — 1.5%
DnB NOR ASA†(1)	35,105	399,566
Norsk Hydro ASA†(1)	48,211	347,254
Orkla ASA(1)	54,460	490,094
Renewable Energy Corp. ASA†(1)	5,000	28,831
StatoilHydro ASA(1)	38,333	857,879
Telenor ASA†(1)	64,519	840,880
Yara International ASA(1)	45,013	1,868,571

		4,833,075

Poland — 1.4%
Asseco Poland SA(1)	8,592	174,387
Bank Handlowy w Warszawie SA†(1)	5,898	151,943
Bank Pekao SA†(1)	16,685	966,874
Bank Zachodni WBK SA†(1)	3,702	220,671
BRE Bank SA†(1)	1,302	114,112
Getin Holding SA†(1)	41,599	128,725
Globe Trade Centre SA†(1)	16,400	131,530
Kghm Polska Miedz SA(1)	15,281	501,318
PBG SA†(1)	1,200	86,554
Polski Koncern Naftowy SA†(1)	37,585	430,422
Polskie Gornictwo Naftowe I Gazownictwo SA(1)	145,278	188,676
Powszechna Kasa Oszczednosci Bank Polski SA(1)	68,451	902,108
Telekomunikacja Polska SA(1)	87,905	480,562

		4,477,882

Portugal — 0.2%
Brisa Auto-Estradas de Portugal SA(1)	15,318	145,566
Energias de Portugal SA(1)	74,569	295,042
Portugal Telecom SGPS SA(1)	15,838	164,011

		604,619

Russia — 1.5%
LUKOIL ADR	12,600	700,560
Mining & Metallurgical Co. Norilsk Nickel ADR†	31,455	489,125
Mobile Telesystems ADR	5,200	248,456
NovaTek OAO GDR(1)	2,083	146,306
OAO Gazprom ADR	61,650	1,517,206
Polyus Gold Co. ADR	6,292	165,794
Rosneft Oil Co. GDR†	40,950	319,001
Surgutneftegaz ADR	39,100	331,568
Tatneft GDR	10,142	316,430
Vimpel-Communications ADR	13,250	240,355
VTB Bank OJSC GDR(1)	70,333	349,711
Wimm-Bill-Dann Foods ADR†	10,800	224,424

		5,048,936

Singapore — 0.9%
Ascendas Real Estate Investment Trust(1)	34,000	46,745
CapitaLand, Ltd.(1)	56,000	152,199
CapitaMall Trust(1)	49,004	58,732
City Developments, Ltd.(1)	12,983	98,201
ComfortDelgro Corp., Ltd.(1)	43,481	48,996
DBS Group Holdings, Ltd.(1)	37,947	382,541
Fraser and Neave, Ltd.(1)	23,000	67,521
Jardine Cycle & Carriage, Ltd.(1)	3,025	54,107
Keppel Corp., Ltd.(1)	30,000	177,431
Olam International, Ltd.(1)	28,000	47,209
Oversea-Chinese Banking Corp., Ltd.(1)	55,901	323,873
Sembcorp Industries, Ltd.(1)	24,370	60,266
Sembcorp Marine, Ltd.(1)	20,800	48,667
Singapore Airlines, Ltd.(1)	17,810	173,261
Singapore Exchange, Ltd.(1)	19,008	107,452
Singapore Press Holdings, Ltd.(1)	32,952	86,347
Singapore Technologies Engineering, Ltd.(1)	29,000	63,252
Singapore Telecommunications, Ltd.(1)	177,560	377,513
United Overseas Bank, Ltd.(1)	26,059	335,782
Wilmar International, Ltd.(1)	30,000	139,078

		2,849,173

Spain — 3.6%
ACS Actividades de Construccion y Servicios SA(1)	9,179	430,989
Banco Bilbao Vizcaya Argentaria SA(1)	95,375	1,449,002
Banco Popular Espanol SA(1)	80,105	609,979
Banco Santander SA(1)	221,417	3,119,643
Criteria CaixaCorp SA(1)	5,275	23,983
Gas Natural SDG SA(1)	836	16,574
Iberdrola SA (Barcelona)(1)	52,812	448,918
Iberdrola SA (London)†	40,524	346,558
Indra Sistemas SA(1)	1,666	36,085
Industria de Diseno Textil SA(1)	6,603	415,011
Mapfre SA(1)	18,344	72,216
Repsol YPF SA(1)	25,266	594,563

SunAmerica Series Trust International Diversified Equities Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2010 — (continued)

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)
Spain (continued)

Telefonica SA(1)	167,841	$4,031,537
Zardoya Otis SA(1)	3,577	66,490

		11,661,548

Sweden — 2.1%
Alfa Laval AB(1)	9,942	134,983
Assa Abloy AB, Class B(1)	8,645	148,981
Atlas Copco AB, Class A(1)	44,210	598,201
Atlas Copco AB, Class B(1)	12,710	152,984
Electrolux AB, Class B†(1)	6,100	144,639
Getinge AB, Class B(1)	14,883	317,424
Hennes & Mauritz AB, Class B(1)	16,469	969,861
Holmen AB(1)	1,750	41,981
Husqvarna AB, Class B†(1)	6,100	41,773
Investor AB, Class B(1)	22,817	401,200
Lundin Petroleum AB†(1)	7,566	57,584
Nordea Bank AB(1)	54,081	496,448
Sandvik AB(1)	31,070	337,140
Skanska AB, Class B(1)	10,095	156,898
SKF AB, Class B(1)	10,800	166,726
SSAB AB, Class A(1)	4,852	78,272
Svenska Cellulosa AB, Class B(1)	18,931	256,021
Svenska Handelsbanken AB, Class A(1)	14,842	388,867
Swedish Match AB(1)	8,302	174,141
Tele2 AB, Class B(1)	3,445	48,444
Telefonaktiebolaget LM Ericsson, Class B(1)	109,193	1,059,163
TeliaSonera AB(1)	43,983	294,857
Volvo AB, Class A(1)	13,525	113,272
Volvo AB, Class B(1)	33,636	282,669

		6,862,529

Switzerland — 6.9%
ABB, Ltd.†(1)	90,226	1,631,843
Baloise Holding AG(1)	1,351	112,384
Compagnie Financiere Richemont SA(1)	21,629	725,003
Credit Suisse Group AG(1)	32,337	1,401,663
GAM Holding, Ltd.(1)	9,202	106,037
Geberit AG(1)	1,090	191,878
Givaudan SA(1)	188	153,127
Holcim, Ltd.†(1)	12,081	831,803
Julius Baer Group, Ltd.(1)	9,202	302,302
Logitech International SA†(1)	6,025	101,644
Lonza Group AG(1)	861	60,742
Nestle SA(1)	117,140	5,543,012
Nobel Biocare Holding AG(1)	14,921	437,706
Novartis AG(1)	56,264	3,013,510
Pargesa Holding SA(1)	200	16,762
Roche Holding AG(1)	16,931	2,843,497
Schindler Holding AG (Participation Certificate)(1)	2,326	171,862
Straumann Holding AG(1)	1,366	362,408
Swiss Life Holding AG†(1)	677	85,047
Swiss Reinsurance Co., Ltd.(1)	9,695	422,706
Swisscom AG(1)	462	168,047
Syngenta AG(1)	7,709	1,970,545
The Swatch Group AG(1)	1,409	70,587
The Swatch Group AG, Class B(1)	1,747	455,412
UBS AG†(1)	43,647	567,004
Zurich Financial Services AG(1)	3,349	709,648

		22,456,179

Thailand — 0.0%
Univest Land PCL (foreign shares)†(3)(4)	22,500	0

Turkey — 1.2%
Akbank TAS(1)	78,075	456,986
Anadolu Efes Biracilik ve Malt Sanayii AS(1)	22,002	226,342
BIM Birlesik Magazalar AS GDR(1)	3,883	175,833
Enka Insaat ve Sanayi AS(1)	36,677	169,670
Eregli Demir ve Celik Fabrikalari TAS†(1)	65,165	204,537
Haci Omer Sabanci Holdings AS(1)	41,364	176,590
Koc Holding AS†(1)	39,069	131,132
Tupras-Turkiye Petrol Rafinerileri AS(1)	12,744	261,981
Turk Telekomunikasyon AS(1)	52,100	179,210
Turkcell Iletisim Hizmet AS(1)	62,488	456,197
Turkiye Garanti Bankasi AS(1)	161,270	678,225
Turkiye Halk Bankasi AS(1)	26,100	178,334
Turkiye Is Bankasi, Class C(1)	95,843	422,411
Turkiye Vakiflar Bankasi Tao†(1)	63,877	166,838
Yapi Ve Kredi Bankasi AS†(1)	71,704	173,112

		4,057,398

United Kingdom — 16.4%
3i Group PLC(1)	18,604	78,075
Admiral Group PLC(1)	4,841	87,074
Aggreko PLC(1)	16,712	239,531
AMEC PLC(1)	36,926	444,119
Anglo American PLC†(1)	28,285	1,026,297
Antofagasta PLC(1)	15,893	222,243
Associated British Foods PLC(1)	66	928
AstraZeneca PLC(1)	35,759	1,662,519
Aviva PLC(1)	66,056	408,114
BAE Systems PLC(1)	86,180	485,054
Balfour Beatty PLC(1)	13,467	57,011
Barclays PLC(1)	175,168	750,174
Berkeley Group Holdings PLC†(1)	2,361	29,973
BG Group PLC(1)	106,694	1,953,895
BHP Billiton PLC(1)	19,202	563,989
BP PLC(1)	646,224	6,047,915
British Airways PLC†(1)	22,834	74,460
British American Tobacco PLC(1)	53,325	1,758,191
British Land Co. PLC(1)	28,182	195,336
British Sky Broadcasting Group PLC(1)	60,560	512,599
BT Group PLC(1)	203,716	447,088
Bunzl PLC(1)	9,790	97,201
Burberry Group PLC(1)	12,959	127,070
Cable & Wireless PLC(1)	533	1,200
Cadbury PLC(1)	30,732	407,143
Cairn Energy PLC†(1)	260	1,340
Carnival PLC†(1)	4,520	162,818
Centrica PLC(1)	79,672	342,024
Charter International PLC(1)	18,677	207,097
Cobham PLC(1)	28,729	106,234

SunAmerica Series Trust International Diversified Equities Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2010 — (continued)

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)
United Kingdom (continued)

Compass Group PLC(1)	54,484	$370,493
Diageo PLC(1)	77,526	1,305,130
Drax Group PLC(1)	128	840
FirstGroup PLC(1)	17,306	101,921
G4S PLC(1)	7,546	30,320
GlaxoSmithKline PLC(1)	134,963	2,627,432
Hammerson PLC(1)	22,558	135,599
Home Retail Group PLC(1)	14,476	58,751
HSBC Holdings PLC(1)	530,723	5,688,147
ICAP PLC(1)	4,477	26,290
Imperial Tobacco Group PLC(1)	21,734	702,063
Intercontinental Hotels Group PLC(1)	8,936	127,693
International Power PLC(1)	11,003	56,108
Invensys PLC(1)	19,871	97,067
Investec PLC(1)	5,892	39,702
J Sainsbury PLC(1)	28,176	145,388
Johnson Matthey PLC(1)	5,539	129,283
Kingfisher PLC(1)	20,793	70,378
Ladbrokes PLC(1)	16,149	40,175
Land Securities Group PLC(1)	24,815	251,801
Legal & General Group PLC(1)	154,488	185,233
Liberty International PLC(1)	14,635	105,893
Lloyds Banking Group PLC†(1)	239,376	193,967
London Stock Exchange Group PLC(1)	940	9,582
Lonmin PLC†(1)	35	1,006
Man Group PLC, Class B(1)	75,905	286,626
Marks & Spencer Group PLC(1)	29,619	164,681
National Grid PLC(1)	94,907	955,390
Next PLC(1)	4,627	145,010
Old Mutual PLC†(1)	144,090	237,385
Pearson PLC(1)	24,000	340,919
Petrofac, Ltd.(1)	23,000	350,857
Prudential PLC(1)	64,705	589,694
Reckitt Benckiser Group PLC(1)	17,732	921,680
Reed Elsevier PLC(1)	32,796	261,380
Rexam PLC(1)	16,605	79,106
Rio Tinto PLC(1)	21,420	1,027,804
Rolls-Royce Group PLC†(1)	50,348	385,274
Royal Bank of Scotland Group PLC†(1)	414,021	210,584
Royal Dutch Shell PLC, Class A(1)	121,718	3,358,447
Royal Dutch Shell PLC, Class B(1)	83,125	2,219,662
RSA Insurance Group PLC(1)	98,048	200,023
SABMiller PLC(1)	30,473	829,640
Schroders PLC(1)	3,016	59,709
Scottish & Southern Energy PLC(1)	40,485	754,354
Segro PLC(1)	22,761	113,875
Serco Group PLC(1)	3,023	24,000
Severn Trent PLC(1)	13,543	243,021
Smith & Nephew PLC(1)	71,913	723,481
Smiths Group PLC(1)	11,826	188,419
Standard Chartered PLC(1)	58,470	1,336,685
Standard Life PLC(1)	55,053	170,835
Tesco PLC(1)	158,592	1,072,713
The Capita Group PLC(1)	5,146	59,173
The Sage Group PLC(1)	44,875	169,389
Tomkins PLC(1)	26,830	80,307
Tullow Oil PLC(1)	132	2,416
Unilever PLC(1)	31,193	951,346
United Utilities Group PLC(1)	6,184	52,940
Vedanta Resources PLC(1)	30	1,143
Vodafone Group PLC(1)	1,263,573	2,714,535
Whitbread PLC(1)	5,136	114,497
WM Morrison Supermarkets PLC(1)	308	1,417
Wolseley PLC†(1)	1,708	37,666
WPP PLC(1)	98,196	906,229
Xstrata PLC†(1)	29,838	487,942

		53,827,228

United States — 0.2%
Synthes, Inc.(1)	6,362	811,393

Total Common Stock (cost $264,320,432)		266,291,017

PREFERRED STOCK — 0.6%
Brazil — 0.5%
Banco Itau Holding Financeira SA	18,836	361,032
Bradespar SA	2,051	42,238
Centrais Eletricas Brasileiras SA, Class B	9,440	173,776
Cia Energetica de Minas Gerais	5,991	99,638
Gerdau SA	5,591	75,160
Itausa — Investimentos Itau SA	23,217	138,317
Metalurgica Gerdau SA	2,566	42,662
Petroleo Brasileiro SA	28,609	518,604
Tele Norte Leste Participacoes SA	4,935	87,966

		1,539,393

Germany — 0.1%
Henkel AG & Co. KGaA(1)	1,955	99,424
RWE AG(1)	736	59,681
Volkswagen AG(1)	2,917	235,664

		394,769

Total Preferred Stock (cost $1,635,925)		1,934,162

WARRANTS† — 0.0%
France — 0.0%
Fonciere Des Regions Expires 12/31/10 (strike price $65.00)	544	422

Italy — 0.0%
Mediobanca SpA Expires 03/18/11 (strike price $9.00)	3,342	540
Unione di Banche Italiane SCPA Expires 06/30/11 (strike price $12.30)	7,206	435

		975

Total Warrants (cost $0)		1,397

Total Long-Term Investment Securities (cost $265,956,357)		268,226,576

SunAmerica Series Trust International Diversified Equities Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2010 — (continued)

	Shares/	Market
	Principal	Value
Security Description	Amount	(Note 2)

REPURCHASE AGREEMENT — 14.6%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 01/29/10, to be repurchased 02/01/10 in the amount of $47,881,040 and collateralized by $46,900,000 of Federal Home Loan Bank Notes, bearing interest at 4.38% due 09/17/10 and having approximate value of $48,881,000 (cost $47,881,000)	$47,881,000	$47,881,000

TOTAL INVESTMENTS (cost $313,837,357)(2)	96.5%	316,107,576
Other assets less liabilities	3.5	11,503,018

NET ASSETS	100.0%	$327,610,594

†	Non-income producing security
(1)	Security was valued using fair value procedures at January 31, 2010. The aggregate value of these securities was $258,067,425 representing 78.8% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 2 regarding fair value pricing for foreign equity securities.
(2)	See Note 3 for cost of investments on a tax basis.
(3)	Fair valued security. Securities are classified as level 3 based on the securities valuation inputs; see Note 2.
(4)	Illiquid security. At January 31, 2010, the aggregate value of these securities was $0 representing 0.0% of nets assets.
ADR — American Depository Receipt
GDR — Global Depository Receipt
PPS — Price Protected Shares

Open Futures Contracts

Number				Market	Market	Unrealized
of			Expiration	Value at	Value as of	Appreciation
Contracts	Type	Description	Month	Trade Date	January 31, 2010	(Depreciation)

78	Long	DAX Index Future	March 2010	$15,679,837	$15,198,582	$(481,255)
397	Long	Dow Jones Euro Stoxx 50 Future	March 2010	15,726,001	15,301,695	(424,306)
37	Long	Singapore Index Future	February 2010	1,700,742	1,728,028	27,286
57	Long	Toyko Price Index	March 2010	5,732,856	5,624,234	(108,622)
93	Long	Financial Times Stock Exch. 100 Index	March 2010	7,777,434	7,672,459	(104,975)
43	Long	Hang Seng China Enterprises Index	February 2010	3,184,707	3,196,803	12,096
245	Long	SGX CNX Nifty Index	February 2010	2,476,801	2,394,385	(82,416)

						$(1,162,192)

SunAmerica Series Trust International Diversified Equities Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2010 — (continued)

Open Forward Foreign Currency Contracts

Contract		In		Delivery	Gross Unrealized
to Deliver		Exchange For		Date	Appreciation

*AUD	6,656,527	USD	6,010,372	2/18/2010	$131,541
*EUR	15,475,636	USD	22,144,995	2/18/2010	688,924
*GBP	3,466,692	USD	5,611,565	2/18/2010	70,726
*HKD	73,345,693	USD	9,459,810	2/18/2010	11,811
*USD	9,963,304	JPY	905,764,039	2/18/2010	71,709
*USD	1,993,180	HKD	15,479,145	2/18/2010	761

					$975,472

Contract		In		Delivery	Gross Unrealized
to Deliver		Exchange For		Date	Depreciation

*JPY	783,706,218	USD	8,620,284	2/18/2010	$(62,443)
USD	1,036,683	CHF	1,051,984	2/18/2010	(44,814)
*USD	8,810,474	GBP	5,443,732	2/18/2010	(109,719)
*USD	14,887,639	AUD	16,136,962	2/18/2010	(635,993)
*USD	40,086,032	EUR	27,571,457	2/18/2010	(1,859,808)

					(2,712,777)

Net Unrealized Appreciation (Depreciation)					$(1,737,305)

*	Represents partially offsetting forward foreign currency contracts, that to the extent they are offset, do not have additional market risk, but have continued counterparty settlement risk.

AUD  — Australian Dollar
CHF  — Swiss Francs
EUR  — Euro Dollar
GBP  — British Pound
HKD  — Hong Kong Dollar
JPY  — Japanese Yen
USD  — United States Dollar

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2010 (see Note 2):

	Level 1 - Unadjusted	Level 2 - Other		Level 3 - Significant
	Quoted Prices	Observable Inputs		Unobservable Inputs	Total

Long-Term Investment Securities:
Common Stock:
France	$—	$21,276,174	+	$—	$21,276,174
Germany	—	18,583,211	+	—	18,583,211
Japan	—	58,130,389	+	—	58,130,389
Switzerland	—	22,456,179	+	—	22,456,179
United Kingdom	—	53,827,228	+	—	53,827,228
Other Countries*	8,618,361	83,399,475	+	0	92,017,836
Preferred Stock	1,539,393	394,769	+	—	1,934,162
Warrants	1,397	—		—	1,397
Repurchase Agreement	—	47,881,000		—	47,881,000
Other Financial Instruments:@
Open Futures Contracts Appreciation	39,382	—		—	39,382
Open Futures Contracts Depreciation	(1,201,574)	—		—	(1,201,574)
Forward Foreign Currency Contracts Appreciation	—	975,472		—	975,472
Forward Foreign Currency Contracts Depreciation	—	(2,712,777)		—	(2,712,777)

Total	$8,996,959	$304,211,120		$0	$313,208,079

*	Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets.
@	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the investment.
+	Includes foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities; therefore these investment securities were classified as Level 2 instead of Level 1. (See Note 2)

SunAmerica Series Trust International Diversified Equities Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2010 — (continued)

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

Common Stock

Balance as of 1/31/2009	$3,369
Accrued discounts/premiums	—
Realized gain (loss)	(26,697)
Change in unrealized appreciation (depreciation)	23,849
Net purchases (sales)	(521)
Transfers in and/or out of Level 3	—

Balance as of 01/31/2010	$0

See Notes to Financial Statements

SunAmerica Series Trust Emerging Markets Portfolio
PORTFOLIO PROFILE — January 31, 2010 — (unaudited)

Industry Allocation*

Banks-Commercial	12.8%
Diversified Operations	5.4
Oil Companies-Exploration & Production	5.3
Oil Companies-Integrated	4.9
Cellular Telecom	4.4
Semiconductor Components-Integrated Circuits	3.8
Diversified Minerals	3.6
Repurchase Agreements	3.4
Electronic Components-Misc.	3.3
Electric-Integrated	3.0
Electronic Components-Semiconductors	2.8
Diversified Financial Services	2.0
Gold Mining	1.9
Real Estate Operations & Development	1.8
Cosmetics & Toiletries	1.8
Metal-Copper	1.7
Circuit Boards	1.7
Asset-Backed Commercial Paper	1.5
Food-Misc.	1.5
Public Thoroughfares	1.5
Machinery-Construction & Mining	1.5
Telecom Services	1.4
Steel-Producers	1.4
Rubber-Tires	1.4
Consumer Products-Misc.	1.4
Insurance-Property/Casualty	1.3
Auto/Truck Parts & Equipment-Original	1.2
Applications Software	1.2
Brewery	1.1
Finance-Other Services	1.1
Building-Residential/Commercial	1.1
Photo Equipment & Supplies	1.0
E-Commerce/Products	1.0
Telephone-Integrated	1.0
Insurance-Life/Health	1.0
Electric-Distribution	0.9
Retail-Automobile	0.9
Medical-Generic Drugs	0.9
Entertainment Software	0.9
Retail-Misc./Diversified	0.9
Auto-Cars/Light Trucks	0.8
Real Estate Management/Services	0.8
Medical-Biomedical/Gene	0.8
Non-Ferrous Metals	0.8
Metal-Diversified	0.7
Auto-Heavy Duty Trucks	0.7
Steel Pipe & Tube	0.7
Distribution/Wholesale	0.6
Audio/Video Products	0.6
Internet Content-Information/News	0.5
Retail-Apparel/Shoe	0.5
Machinery-General Industrial	0.4
Metal-Aluminum	0.4
Cable TV	0.4
Building Products-Cement	0.3

99.7%

*	Calculated as a percentage of net assets
Country Allocation*

Brazil	14.5%
South Korea	12.3
Taiwan	9.8
China	8.4
Russia	6.8
India	5.9
Hong Kong	5.8
South Africa	5.3
United States	5.0
Mexico	4.4
Indonesia	4.0
Cayman Islands	2.7
Turkey	2.4
Chile	2.3
United Kingdom	1.9
Bermuda	1.2
Kazakhstan	1.0
Qatar	1.0
United Arab Emirates	0.9
Israel	0.9
Luxembourg	0.8
Antigua	0.8
Malaysia	0.6
Peru	0.6
Jersey	0.4

99.7%

*	Calculated as a percentage of net assets

SunAmerica Series Trust Emerging Markets Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2010

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK — 94.7%
Antigua — 0.8%
Sinovac Biotech, Ltd.†	341,564	$2,049,384

Bermuda — 1.2%
Digital China Holdings, Ltd.(1)	975,000	1,543,810
Skyworth Digital Holdings, Ltd.(1)	1,524,000	1,462,432

		3,006,242

Brazil — 14.5%
Banco Bradesco SA ADR	152,979	2,533,332
Banco do Brasil SA	94,327	1,406,148
Banco Santander Brasil SA ADR	216,941	2,611,970
BR Malls Participacoes SA†	192,204	2,090,282
Cia Energetica de Minas Gerais ADR	192,810	3,214,143
CPFL Energia SA	1	19
Eletropaulo Metropolitana SA	127,634	2,430,801
JHSF Participacoes SA	1,306,545	2,391,289
NET Servicos de Comunicacao SA ADR	87,466	1,034,723
Petroleo Brasileiro SA ADR (Frankfurt)	128,996	4,654,176
Petroleo Brasileiro SA ADR (New York)	149,813	6,077,913
Vale SA ADR	189,015	4,874,697
Vale SA, Class A ADR	195,800	4,421,164

		37,740,657

Cayman Islands — 2.7%
361 Degrees International, Ltd.(1)	1,943,000	1,322,936
Asia Cement China Holdings Corp.(1)	1,403,000	676,011
Baidu, Inc. ADR†	3,434	1,413,812
Lonking Holdings, Ltd.(1)	2,443,000	1,492,173
Shanda Games, Ltd. ADR†	259,440	2,205,240

		7,110,172

Chile — 2.3%
Cia Cervecerias Unidas SA	378,185	2,936,869
Enersis SA ADR	127,944	2,937,594

		5,874,463

China — 8.4%
China Citic Bank Corp., Ltd.(1)(2)	3,016,000	2,009,763
China Construction Bank Corp.(1)	3,848,000	2,936,552
China National Materials Co., Ltd.(1)	3,856,000	2,331,465
China Pacific Insurance Group Co., Ltd.†	684,200	2,546,819
Dongfeng Motor Group Co., Ltd.(1)	1,646,000	2,141,151
Industrial & Commercial Bank of China(1)	6,495,000	4,721,401
Shanghai Prime Machinery Co., Ltd.(1)	5,458,000	1,157,083
Zhejiang Expressway Co., Ltd.(1)	4,470,000	3,898,281

		21,742,515

Hong Kong — 5.8%
China Mobile, Ltd.(1)	369,500	3,487,552
CNOOC, Ltd.(1)	4,234,000	5,975,227
Guangdong Investment, Ltd.(1)	7,002,000	3,577,176
Shanghai Industrial Holdings, Ltd.(1)	454,000	2,106,820

		15,146,775

India — 5.9%
Apollo Tyres, Ltd.(1)	3,070,643	3,520,943
Bank of Baroda(1)	109,352	1,355,021
HCL Technologies, Ltd.(1)	264,441	1,996,235
Mahindra & Mahindra, Ltd.(1)	83,756	1,847,627
Patni Computer Systems, Ltd.(1)	105,235	1,072,061
Sterlite Industries India, Ltd.(1)	101,512	1,636,273
Sterlite Industries India, Ltd. ADR	121,584	1,939,265
Welspun-Gujarat Stahl Rohren, Ltd.(1)	325,676	1,836,222

		15,203,647

Indonesia — 4.0%
Astra International Tbk PT(1)	628,000	2,394,448
Bank Mandiri Tbk PT(1)	4,174,000	2,067,059
Bank Rakyat Indonesia(1)	4,413,500	3,586,389
Indofood Sukses Makmur Tbk PT(1)	6,124,000	2,335,699

		10,383,595

Israel — 0.9%
Teva Pharmaceutical Industries, Ltd. ADR	39,800	2,257,456

Jersey — 0.4%
United Co. RUSAL PLC†(2)	888,000	1,086,560

Kazakhstan — 1.0%
KazMunaiGas Exploration Production GDR	106,552	2,706,421

Luxembourg — 0.8%
Oriflame Cosmetics SA SDR(1)	38,881	2,129,802

Malaysia — 0.6%
Tenaga Nasional Bhd(1)	674,700	1,575,903

Mexico — 4.4%
America Movil SAB de CV, Series L ADR	52,477	2,290,621
Desarrolladora Homex SAB de CV ADR†	92,200	2,825,930
Grupo Financiero Banorte SAB de CV	870,445	2,856,231
Kimberly-Clark de Mexico SAB de CV, Class A	786,361	3,510,969

		11,483,751

Peru — 0.6%
Cia de Minas Buenaventura SA ADR	45,449	1,430,735

Qatar — 1.0%
Qatar Telecom Q.S.C.(1)	63,439	2,600,797

Russia — 6.8%
Comstar United Telesystems OJSC GDR	621,052	3,707,680
Gazprom OAO(1)	520,179	3,074,526
Mechel ADR	86,306	1,707,996
Mobile Telesystems OJSC ADR	80,244	3,834,058
Rosneft Oil Co. GDR†	249,681	1,945,015
Sberbank(1)	1,170,676	3,367,656

		17,636,931

South Africa — 5.3%
Bidvest Group, Ltd.(1)	142,205	2,440,412
Gold Fields, Ltd.(1)	293,074	3,366,475
Imperial Holdings, Ltd.(1)	233,087	2,447,269
MTN Group, Ltd.(1)	131,908	1,879,511
Standard Bank Group, Ltd.(1)	259,803	3,680,977

		13,814,644

South Korea — 12.3%
Amorepacific Corp.(1)	3,739	2,606,548
CJ CheilJedang Corp.(1)	9,136	1,641,549
CJ O Shopping Co., Ltd.†(1)	40,105	2,199,992
Daum Communications Corp.†(1)	43,170	2,619,473
Dongbu Insurance Co., Ltd.(1)	117,860	3,397,749
Heerim Architects & Planners†(1)	6,094	48,897

SunAmerica Series Trust Emerging Markets Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2010 — (continued)

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)
South Korea (continued)

Hyundai Mobis(1)	25,329	$3,220,706
Korea Zinc Co., Ltd.(1)	13,918	2,024,770
POSCO(1)	4,270	1,943,378
Samsung Electronics Co., Ltd.(1)	10,577	7,127,546
Shinhan Financial Group Co., Ltd.(1)	144,570	5,049,701

		31,880,309

Taiwan — 9.8%
Advanced Semiconductor Engineering, Inc.(1)	2,870,000	2,273,787
Altek Corp.(1)	1,522,000	2,696,916
AU Optronics Corp.(1)	2,669,000	2,953,485
Coretronic Corp.(1)	2,079,000	2,942,266
HON HAI Precision Industry Co., Ltd.(1)	659,350	2,765,869
Taiwan Semiconductor Manufacturing Co., Ltd.(1)	2,163,722	4,128,685
Tripod Technology Corp.(1)	682,000	2,330,199
Unimicron Technology Corp.(1)	1,601,000	1,949,500
United Microelectronics Corp.†(1)	6,817,000	3,362,511

		25,403,218

Turkey — 2.4%
KOC Holding AS†(1)	1,018,489	3,418,472
Turkiye Garanti Bankasi AS(1)	675,010	2,838,769

		6,257,241

United Arab Emirates — 0.9%
Aldar Properties PJSC(1)	2,265,463	2,373,463

United Kingdom — 1.9%
Cairn Energy PLC†(1)	392,752	2,024,290
Eurasian Natural Resources Corp. PLC(1)	133,719	1,913,124
Kazakhmys PLC†(1)	48,802	929,855

		4,867,269

Total Long-Term Investment Securities (cost $232,678,061)		245,761,950

SHORT-TERM INVESTMENT SECURITIES — 1.6%
Commercial Paper — 1.6%
Bryant Park Funding LLC 0.01% due 02/17/10* (cost $3,999,716)	$4,000,000	3,999,716

REPURCHASE AGREEMENT — 3.4%
Agreement with Banc of America Securities LLC, bearing interest at 0.06% dated 01/29/10 to be repurchased 02/01/10 in the amount of $8,818,044 and collateralized by $9,190,000 of United States Treasury Notes bearing interest of 2.38% due 03/31/16 and having an approximate value of $9,004,086 (cost $8,818,000)	8,818,000	8,818,000

TOTAL INVESTMENTS (cost $245,495,777)(3)	99.7%	258,579,666
Other assets less liabilities	0.3	854,611

NET ASSETS	100.0%	$259,434,277

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At January 31, 2010, the aggregate value of these securities was $3,999,716 representing 1.6% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Security was valued using fair value procedures at January 31, 2010. The aggregate value of these securities was $161,832,638 representing 62.4% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 2 regarding fair value pricing for foreign equity securities.
(2)	Illiquid security. At January 31, 2010, the aggregate value of these securities was $3,096,323 representing 1.2% of net assets.
(3)	See Note 3 for cost of investments on a tax basis.
ADR — American Depository Receipt
GDR — Global Depository Receipt
SDR — Swedish Depository Receipt

Equity Swap Contracts #

					Gross
					Unrealized
	Notional amount	Termination	Fixed Payments Received	Total Return Received	Appreciation
Swap Counterparty	(000’s)	Date	(Paid) by Portfolio	(Paid) by Portfolio	(Depreciation)

UBS Securities LLC	3,263	6/28/2010	(3 months USD LIBOR-BBA minus 1.15%)	MSCI Daily Total Return Net Emerging Markets India USD Index	$(157,021)

#	Fair valued security. Securities are classified as Level 2 based on the securities valuation inputs; see Note 2.
USD — United States Dollar
LIBOR — London Interbank Offered Rate
BBA — British Banker’s Association

SunAmerica Series Trust Emerging Markets Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2010 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2010 (see Note 2):

	Level 1 - Unadjusted	Level 2 - Other		Level 3 - Significant
	Quoted Prices	Observable Inputs		Unobservable Inputs	Total

Long-Term Investment Securities:
Common Stock:
Brazil	$37,740,657	$—		$—	$37,740,657
China	2,546,819	19,195,696	+	—	21,742,515
Hong Kong	—	15,146,775	+	—	15,146,775
India	1,939,265	13,264,382	+	—	15,203,647
Russia	11,194,749	6,442,182	+	—	17,636,931
South Africa	—	13,814,644	+	—	13,814,644
South Korea	—	31,880,309	+	—	31,880,309
Taiwan	—	25,403,218	+	—	25,403,218
Other Countries*	30,507,822	36,685,432	+	—	67,193,254
Short-Term Investment Securities:
Commercial Paper	—	3,999,716		—	3,999,716
Repurchase Agreement	—	8,818,000		—	8,818,000
Other Financial Instruments@
Equity Swap Contracts Depreciation	—	(157,021)		—	(157,021)

Total	$83,929,312	$174,493,333		$—	$258,422,645

*	Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets.
@	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the investment.
+	Includes foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities; therefore these investment securities were classified as Level 2 instead of Level 1. (See Note 2)

See Notes to Financial Statements

SunAmerica Series Trust Foreign Value Portfolio
PORTFOLIO PROFILE — January 31, 2010 — (unaudited)

Industry Allocation*

Medical-Drugs	9.2%
Oil Companies-Integrated	7.7
Telephone-Integrated	6.7
Banks-Commercial	6.4
Repurchase Agreements	5.4
Telecom Services	3.7
Electric-Integrated	3.4
Auto-Cars/Light Trucks	3.0
Food-Misc.	2.6
Aerospace/Defense	2.6
Cellular Telecom	2.5
Insurance-Reinsurance	2.5
Human Resources	2.4
Photo Equipment & Supplies	2.2
Electronic Components-Semiconductors	2.2
Insurance-Multi-line	2.0
Chemicals-Diversified	1.9
Diversified Manufacturing Operations	1.7
Medical-Wholesale Drug Distribution	1.6
Rubber-Tires	1.5
Enterprise Software/Service	1.4
Diversified Operations	1.4
Computers	1.3
Diversified Banking Institutions	1.3
Applications Software	1.3
Food-Retail	1.2
Semiconductor Components-Integrated Circuits	1.1
Toys	1.1
Insurance-Life/Health	1.1
Electronic Components-Misc.	1.1
Chemicals-Specialty	1.1
Transport-Services	1.0
Wireless Equipment	1.0
Diversified Operations/Commercial Services	1.0
Containers-Metal/Glass	0.9
Audio/Video Products	0.9
Cable/Satellite TV	0.9
Oil Companies-Exploration & Production	0.9
Building Products-Cement	0.8
Airlines	0.8
Diversified Minerals	0.7
Security Services	0.7
Real Estate Operations & Development	0.7
Food-Wholesale/Distribution	0.7
Distribution/Wholesale	0.7
Multimedia	0.6
Retail-Building Products	0.6
Medical-Hospitals	0.6
Retail-Major Department Stores	0.6
Oil-Field Services	0.5
Publishing-Books	0.4
Hotels/Motels	0.3

99.9%

Country Allocation*

United Kingdom	19.5%
Germany	12.3
France	11.7
Switzerland	7.6
Netherlands	6.3
United States	5.4
Japan	5.2
South Korea	4.3
Spain	4.1
Singapore	3.1
Italy	2.8
Brazil	2.8
Taiwan	2.4
Hong Kong	2.1
Norway	1.5
Portugal	1.5
China	1.4
Ireland	1.2
Sweden	1.0
Australia	0.9
Russia	0.9
Israel	0.8
Austria	0.7
Thailand	0.4

99.9%

*	Calculated as a percentage of net assets

SunAmerica Series Trust Foreign Value Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2010

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK — 94.5%
Australia — 0.9%
Brambles, Ltd.(1)	422,733	$2,441,605
Qantas Airways, Ltd.(1)	576,358	1,441,149

		3,882,754

Austria — 0.7%
Telekom Austria AG(1)	228,850	3,160,216

Brazil — 2.8%
Empressa Brasileira de Aeronautica SA ADR	109,830	2,331,691
Petroleo Brasileiro SA ADR	172,830	6,235,706
Vale SA, Class A ADR	139,750	3,155,555

		11,722,952

China — 1.4%
China Telecom Corp., Ltd.(1)	14,762,000	6,060,568

France — 11.7%
Accor SA(1)	22,186	1,115,800
AXA SA(1)	249,344	5,158,109
Compagnie Generale des Etablissements Michelin, Class B(1)	83,825	6,517,079
Credit Agricole SA(1)	285,410	4,454,359
France Telecom SA(1)	449,090	10,325,870
GDF Suez(1)	73,437	2,784,479
Sanofi-Aventis SA(1)	123,768	9,130,997
Total SA(1)	126,700	7,359,162
Vivendi SA(1)	106,780	2,764,329

		49,610,184

Germany — 12.3%
Bayerische Motoren Werke AG(1)	110,670	4,723,596
Celesio AG(1)	232,726	6,786,495
Deutsche Post AG(1)	246,453	4,294,417
E.ON AG(1)	188,178	6,909,269
Merck KGaA(1)	63,100	5,626,276
Muenchener Rueckversicherungs AG(1)	40,690	6,104,110
Rhoen-Klinikum AG(1)	110,282	2,714,362
SAP AG(1)	134,040	6,118,238
Siemens AG(1)	80,540	7,216,955
Symrise AG(1)	74,960	1,665,928

		52,159,646

Hong Kong — 2.1%
Cheung Kong Holdings, Ltd.(1)	257,000	3,027,008
Hutchison Whampoa, Ltd.(1)	401,000	2,726,974
Swire Pacific, Ltd., Class A(1)	298,500	3,248,009

		9,001,991

Ireland — 1.2%
CRH PLC(1)	149,155	3,578,842
Elan Corp. PLC ADR†	225,680	1,681,316

		5,260,158

Israel — 0.8%
Check Point Software Technologies, Ltd.†	100,130	3,202,157

Italy — 2.8%
ENI SpA(1)	159,856	3,723,310
Intesa Sanpaolo SpA†(1)	555,386	2,110,464
Telecom Italia SpA (Milan)(1)	5,159,433	5,992,128

		11,825,902

Japan — 5.2%
FUJIFILM Holdings Corp.(1)	138,600	4,439,373
Konica Minolta Holdings, Inc.(1)	490,000	4,987,172
Nintendo Co., Ltd.(1)	16,900	4,725,833
Sony Corp.(1)	114,300	3,805,996
Toyota Motor Corp.(1)	113,300	4,344,979

		22,303,353

Netherlands — 6.3%
Akzo Nobel NV(1)	104,700	6,252,450
ING Groep NV†(1)	351,550	3,304,314
Koninklijke Philips Electronics NV(1)	149,189	4,509,748
Randstad Holding NV†(1)	64,626	3,087,175
Reed Elsevier NV(1)	151,663	1,826,865
SBM Offshore NV(1)	104,750	2,043,943
Unilever NV(1)	182,807	5,611,740

		26,636,235

Norway — 1.5%
Telenor ASA†(1)	501,580	6,537,121

Portugal — 1.5%
Banco Espirito Santo SA(1)	1,119,416	6,513,754

Russia — 0.9%
OAO Gazprom ADR (OTC U.S.)	82,400	2,027,864
OAO Gazprom ADR (London)(1)	68,200	1,663,573

		3,691,437

Singapore — 3.1%
DBS Group Holdings, Ltd.(1)	996,950	10,050,186
Singapore Telecommunications, Ltd.(1)	1,582,000	3,363,513

		13,413,699

South Korea — 4.3%
Hyundai Motor Co.*(1)	38,020	3,691,337
KB Financial Group, Inc. ADR†	122,396	5,231,205
Samsung Electronics Co., Ltd. GDR†	27,113	9,353,985

		18,276,527

Spain — 4.1%
Banco Santander SA(1)	251,618	3,545,158
Iberdrola SA(1)	578,684	4,918,992
Telefonica SA(1)	379,825	9,123,388

		17,587,538

Sweden — 1.0%
Telefonaktiebolaget LM Ericsson, Class B(1)	422,314	4,096,411

SunAmerica Series Trust Foreign Value Portfolio
PORTFOLIO OF INVESTMENTS — January 31, 2010 — (continued)

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)

Switzerland — 7.6%
Adecco SA(1)	49,870	$2,695,428
Lonza Group AG(1)	63,616	4,488,008
Nestle SA(1)	115,100	5,446,481
Novartis AG(1)	171,960	9,210,209
Roche Holding AG(1)	29,530	4,959,450
Swiss Reinsurance Co., Ltd.*(1)	101,585	4,429,151
UBS AG†(1)	77,966	1,012,831

		32,241,558

Taiwan — 2.4%
Compal Electronics, Inc. GDR†	804,312	5,614,521
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	473,385	4,809,592

		10,424,113

Thailand — 0.4%
Advanced Info Service Public Co., Ltd.(2)	633,200	1,583,238

United Kingdom — 19.5%
Aviva PLC(1)	755,910	4,670,239
BAE Systems PLC(1)	738,961	4,159,158
BP PLC(1)	948,992	8,881,476
British Airways PLC†(1)	566,660	1,847,831
British Sky Broadcasting Group PLC(1)	444,783	3,764,788
G4S PLC(1)	780,400	3,135,670
GlaxoSmithKline PLC(1)	435,897	8,485,955
Hays PLC(1)	2,412,811	4,220,574
Kingfisher PLC(1)	803,580	2,719,863
Marks & Spencer Group PLC(1)	464,690	2,583,668
Premier Foods PLC†(1)	5,517,844	2,837,387
Rentokil Initial PLC†(1)	900,344	1,654,375
Rexam PLC(1)	831,627	3,961,851
Rolls-Royce Group PLC†(1)	570,320	4,364,219
Royal Dutch Shell PLC ADR	124,868	6,665,454
Tesco PLC(1)	335,050	2,266,272
The Sage Group PLC(1)	596,770	2,252,619
Vodafone Group PLC(1)	4,207,268	9,038,478
WM Morrison Supermarkets PLC(1)	620,660	2,854,530
Wolseley PLC†(1)	126,854	2,797,435

		83,161,842

Total Long-Term Investment Securities (cost $383,530,565)		402,353,354

REPURCHASE AGREEMENT — 5.4%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 01/29/10, to be repurchased 02/01/10 in the amount of $22,859,019 and collateralized by $22,390,000 of Federal Home Loan Bank Notes, bearing interest at 4.38% due 09/17/10 and having approximate value of $23,316,946 (cost $22,859,000)	$22,859,000	22,859,000

TOTAL INVESTMENTS (cost $406,389,565)(3)	99.9%	425,212,354
Other assets less liabilities	0.1	466,658

NET ASSETS	100.0%	$425,679,012

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At January 31, 2010, the aggregate value of these securities was $8,120,488 representing 1.9% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Security was valued using fair value procedures at January 31, 2010. The aggregate value of these securities was $350,461,070 representing 82.3% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 2 regarding fair value pricing for foreign equity securities.
(2)	Fair valued security. Securities are classified as Level 2 based on the securities valuation inputs; see Note 2.
(3)	See Note 3 for cost of investments on a tax basis.
ADR — American Depository Receipt
GDR — Global Depository Receipt
OTC — Over the Counter

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2010 (see Note 2):

	Level 1 - Unadjusted	Level 2 - Other		Level 3 - Significant
	Quoted Prices	Observable Inputs		Unobservable Inputs	Total

Long-Term Investment Securities:
Common Stock:
France	$—	$49,610,184	+	$—	$49,610,184
Germany	—	52,159,646	+	—	52,159,646
Japan	—	22,303,353		—	22,303,353
Netherlands	—	26,636,235	+	—	26,636,235
Switzerland	—	32,241,558	+	—	32,241,558
United Kingdom	6,665,454	76,496,388	+	—	83,161,842
Other Countries*	43,643,592	92,596,944	+	—	136,240,536
Repurchase Agreement	—	22,859,000		—	22,859,000

Total	$50,309,046	$374,903,308		$—	$425,212,354

*	Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets.
+	Includes foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities; therefore these investment securities were classified as Level 2 instead of Level 1. (See Note 2)

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES
January 31, 2010

					Total
	Cash	Corporate	Global	High-Yield	Return
	Management	Bond	Bond	Bond	Bond

ASSETS:
Long-term investment securities, at market value (unaffiliated)*	$—	$974,775,224	$264,380,197	$280,077,542	$322,124,052
Long-term investment securities, at market value (affiliated)*	—	—	—	—	—
Short-term investment securities, at market value (unaffiliated)*	479,706,340	5,694,000	2,101,000	—	35,653,539
Repurchase agreements (cost approximates market value)	—	—	—	—	58,200,000

Total investments	479,706,340	980,469,224	266,481,197	280,077,542	415,977,591

Cash	54,888	1,707,966	1,475	1,110	1,069,837
Foreign cash*	—	—	129,996	207,870	3,235,204
Due from broker	—	600,000	—	—	583,000
Receivable for:
Fund shares sold	6,989,354	610,401	124,155	223,186	1,109,368
Dividends and interest	289,336	16,875,000	2,857,586	6,220,542	2,524,537
Investments sold	—	2,909,631	4,755,951	5,639,296	185,357,666
Interest on swap contracts	—	—	—	—	15,433
Prepaid expenses and other assets	3,179	3,571	1,406	1,299	1,367
Due from investment adviser for expense reimbursements/fee waivers	—	—	—	—	—
Variation margin on futures contracts	—	—	238,043	—	68,858
Unrealized appreciation on forward foreign currency contracts	—	—	3,407,709	—	668,030
Swap premiums paid	—	—	1,035,535	—	169,312
Unrealized appreciation on swap contracts	—	—	660,340	—	97,535

Total assets	487,043,097	1,003,175,793	279,693,393	292,370,845	610,877,738

LIABILITIES:
Payable for:
Fund shares redeemed	2,127,095	946,642	658,830	1,420,097	462,835
Investments purchased	1,299,747	9,893,678	6,457,612	4,114,881	125,307,186
Interest on swap contracts	—	—	—	—	22,309
Accrued foreign tax on capital gains	—	—	—	—	—
Investment advisory and management fees	187,906	441,784	148,185	156,532	214,701
Service fees — Class 2	4,883	6,465	2,329	3,302	3,068
Service fees — Class 3	54,715	144,087	34,657	30,315	60,152
Trustees’ fees and expenses	4,818	6,630	1,859	1,930	2,287
Other accrued expenses	135,819	191,181	108,960	169,396	117,142
Line of credit	—	—	—	1,437,312	—
Variation margin on futures contracts	—	181,250	—	—	—
Due to broker	—	—	548,374	—	300,000
Securities sold short, at market value#	—	—	—	—	53,991,105
Call and put options written, at market value@	—	—	—	—	297,824
Unrealized depreciation on forward foreign currency contracts	—	—	2,057,245	—	435,080
Swap premiums received	—	—	65,462	—	26,814
Unrealized depreciation on swap contracts	—	—	569,496	—	262,324

Total liabilities	3,814,983	11,811,717	10,653,009	7,333,765	181,502,827

NET ASSETS	$483,228,114	$991,364,076	$269,040,384	$285,037,080	$429,374,911

* Cost
Long-term investment securities (unaffiliated)	$—	$923,901,099	$254,061,702	$293,979,851	$313,806,923

Long-term investment securities (affiliated)	$—	$—	$—	$—	$—

Short-term investment securities (unaffiliated)	$484,790,099	$5,694,000	$2,101,000	$—	$35,656,062

Foreign cash	$—	$—	$131,131	$194,734	$3,279,340

# Proceeds from securities sold short	$—	$—	$—	$—	$53,482,813

@ Premiums received on options written	$—	$—	$—	$—	$865,387

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (continued)
January 31, 2010

					Total
	Cash	Corporate	Global	High-Yield	Return
	Management	Bond	Bond	Bond	Bond

NET ASSETS REPRESENTED BY:
Capital paid-in	$493,442,764	$887,477,943	$242,840,716	$388,746,029	$415,764,995
Accumulated undistributed net investment income (loss)	5,084	61,847,981	9,702,040	25,700,596	14,456,922
Accumulated undistributed net realized gain (loss) on investments, futures contracts, swap contracts, options contracts, securities sold short and foreign exchange transactions	(5,135,975)	(9,341,359)	4,517,402	(115,520,372)	(10,916,266)
Unrealized appreciation (depreciation) on investments	(5,083,759)	50,874,125	10,318,495	(13,902,309)	8,314,606
Unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	—	505,386	448,083	—	2,079,357
Unrealized foreign exchange gain (loss) on other assets and liabilities	—	—	1,213,648	13,136	183,589
Unrealized appreciation (depreciation) on investments sold short	—	—	—	—	(508,292)
Accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—

NET ASSETS	$483,228,114	$991,364,076	$269,040,384	$285,037,080	$429,374,911

Class 1 (unlimited shares authorized):
Net assets	$184,423,607	$260,596,063	$89,061,236	$123,987,971	$115,666,837
Shares of beneficial interest issued and outstanding	17,246,466	19,814,664	7,225,644	22,569,309	13,516,072
Net asset value, offering and redemption price per share	$10.69	$13.15	$12.33	$5.49	$8.56

Class 2 (unlimited shares authorized):
Net assets	$38,382,272	$50,843,685	$18,177,601	$25,357,759	$24,224,381
Shares of beneficial interest issued and outstanding	3,596,123	3,873,064	1,483,101	4,625,005	2,843,590
Net asset value, offering and redemption price per share	$10.67	$13.13	$12.26	$5.48	$8.52

Class 3 (unlimited shares authorized):
Net assets	$260,422,235	$679,924,328	$161,801,547	$135,691,350	$289,483,692
Shares of beneficial interest issued and outstanding	24,440,109	51,897,740	13,245,624	24,784,434	34,069,382
Net asset value, offering and redemption price per share	$10.66	$13.10	$12.22	$5.47	$8.50

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (continued)
January 31, 2010

		MFS Total	Telecom	Equity	Growth-
	Balanced	Return	Utility	Index	Income

ASSETS:
Long-term investment securities, at market value (unaffiliated)*	$124,379,836	$759,270,565	$35,299,402	$16,607,087	$228,821,828
Long-term investment securities, at market value (affiliated)*	—	—	—	5,718	—
Short-term investment securities, at market value (unaffiliated)*	39,988	12,330,000	937,000	174,958	339,000
Repurchase agreements (cost approximates market value)	10,534,000	—	—	496,000	—

Total investments	134,953,824	771,600,565	36,236,402	17,283,763	229,160,828

Cash	831	6,771	10,193	671	304
Foreign cash*	—	90	9	—	—
Due from broker	90,000	—	—	—	—
Receivable for:
Fund shares sold	72,281	10,845	559	4,143	1,416
Dividends and interest	485,100	3,611,881	64,267	18,825	135,139
Investments sold	6,814,829	4,505,380	503,391	—	—
Interest on swap contracts	—	—	—	—	—
Prepaid expenses and other assets	5,200	4,752	704	516	1,391
Due from investment adviser for expense reimbursements/fee waivers	—	—	—	4,694	—
Variation margin on futures contracts	—	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	151,094	—	—
Swap premiums paid	—	—	—	—	—
Unrealized appreciation on swap contracts	—	—	—	—	—

Total assets	142,422,065	779,740,284	36,966,619	17,312,612	229,299,078

LIABILITIES:
Payable for:
Fund shares redeemed	129,081	461,439	19,616	223,256	179,126
Investments purchased	15,410,541	3,054,715	474,868	—	—
Interest on swap contracts	—	—	—	—	—
Accrued foreign tax on capital gains	—	—	—	—	—
Investment advisory and management fees	74,630	434,441	24,458	6,167	132,377
Service fees — Class 2	1,576	8,133	476	—	1,715
Service fees — Class 3	4,586	79,141	2,135	—	4,067
Trustees’ fees and expenses	923	5,779	285	146	1,810
Other accrued expenses	88,635	184,975	56,973	48,845	78,070
Line of credit	—	—	—	—	—
Variation margin on futures contracts	5,941	—	—	4,840	—
Due to broker	—	—	—	—	—
Securities sold short, at market value#	—	—	—	—	—
Call and put options written, at market value@	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	34,038	—	—
Swap premiums received	—	—	—	—	—
Unrealized depreciation on swap contracts	—	—	—	—	—

Total liabilities	15,715,913	4,228,623	612,849	283,254	397,165

NET ASSETS	$126,706,152	$775,511,661	$36,353,770	$17,029,358	$228,901,913

* Cost
Long-term investment securities (unaffiliated)	$115,556,832	$719,528,070	$34,839,459	$18,967,869	$206,135,185

Long-term investment securities (affiliated)	$—	$—	$—	$313,438	$—

Short-term investment securities (unaffiliated)	$39,988	$12,330,000	$937,000	$174,942	$339,000

Foreign cash	$—	$92	$9	$—	$—

# Proceeds from securities sold short	$—	$—	$—	$—	$—

@ Premiums received on options written	$—	$—	$—	$—	$—

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (continued)
January 31, 2010

		MFS Total	Telecom	Equity	Growth-
	Balanced	Return	Utility	Index	Income

NET ASSETS REPRESENTED BY:
Capital paid-in	$240,986,163	$895,742,917	$77,758,801	$24,961,071	$255,411,799
Accumulated undistributed net investment income (loss)	2,454,420	20,770,555	887,862	288,145	1,993,430
Accumulated undistributed net realized gain (loss) on investments, futures contracts, swap contracts, options contracts, securities sold short, and foreign exchange transactions	(125,535,288)	(180,743,383)	(42,868,732)	(5,530,361)	(51,189,959)
Unrealized appreciation (depreciation) on investments	8,823,004	39,742,494	459,943	(2,668,486)	22,686,643
Unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	(22,147)	—	—	(21,011)	—
Unrealized foreign exchange gain (loss) on other assets and liabilities	—	(922)	115,896	—	—
Unrealized appreciation (depreciation) on investments sold short	—	—	—	—	—
Accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—

NET ASSETS	$126,706,152	$775,511,661	$36,353,770	$17,029,358	$228,901,913

Class 1 (unlimited shares authorized):
Net assets	$93,953,742	$349,751,581	$23,269,513	$17,029,358	$198,240,083
Shares of beneficial interest issued and outstanding	7,322,543	25,840,063	2,524,574	1,891,655	11,676,131
Net asset value, offering and redemption price per share	$12.83	$13.54	$9.22	$9.00	$16.98

Class 2 (unlimited shares authorized):
Net assets	$11,918,702	$61,969,163	$3,489,218	$—	$12,656,559
Shares of beneficial interest issued and outstanding	929,818	4,583,924	378,872	—	745,962
Net asset value, offering and redemption price per share	$12.82	$13.52	$9.21	$—	$16.97

Class 3 (unlimited shares authorized):
Net assets	$20,833,708	$363,790,917	$9,595,039	$—	$18,005,271
Shares of beneficial interest issued and outstanding	1,627,031	26,943,439	1,043,267	—	1,061,820
Net asset value, offering and redemption price per share	$12.80	$13.50	$9.20	$—	$16.96

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (continued)
January 31, 2010

		Davis
	Equity	Venture	“Dogs” of	Alliance	Capital
	Opportunities	Value	Wall Street	Growth	Growth

ASSETS:
Long-term investment securities, at market value (unaffiliated)*	$98,784,381	$1,343,706,974	$45,908,723	$440,573,870	$65,504,390
Long-term investment securities, at market value (affiliated)*	—	—	—	—	—
Short-term investment securities, at market value (unaffiliated)*	—	19,903,000	—	—	—
Repurchase agreements (cost approximates market value)	—	—	448,000	—	1,213,000

Total investments	98,784,381	1,363,609,974	46,356,723	440,573,870	66,717,390

Cash	—	1,107	194	—	398
Foreign cash*	—	5,468	—	—	4,784
Due from broker	—	—	—	—	—
Receivable for:
Fund shares sold	20,819	141,912	12,476	25,536	8,102
Dividends and interest	82,977	1,270,484	108,754	174,200	27,358
Investments sold	1,455,589	281,168	—	11,091,085	1,171,481
Interest on swap contracts	—	—	—	—	—
Prepaid expenses and other assets	822	5,372	621	2,113	668
Due from investment adviser for expense reimbursements/fee waivers	—	—	—	—	3,000
Variation margin on futures contracts	—	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	—
Swap premiums paid	—	—	—	—	—
Unrealized appreciation on swap contracts	—	—	—	—	—

Total assets	100,344,588	1,365,315,485	46,478,768	451,866,804	67,933,181

LIABILITIES:
Payable for:
Fund shares redeemed	116,340	1,557,742	78,237	907,198	54,969
Investments purchased	1,212,037	887,250	—	10,257,064	1,297,250
Interest on swap contracts	—	—	—	—	—
Accrued foreign tax on capital gains	—	—	—	—	—
Investment advisory and management fees	68,364	875,777	24,436	249,566	53,125
Service fees — Class 2	1,130	13,138	1,011	4,385	386
Service fees — Class 3	7,462	125,252	3,083	34,334	11,934
Trustees’ fees and expenses	772	10,003	346	3,399	488
Other accrued expenses	65,869	255,925	46,355	109,996	54,614
Line of credit	117,167	—	—	235,498	—
Variation margin on futures contracts	—	—	—	—	—
Due to broker	—	—	—	—	—
Securities sold short, at market value#	—	—	—	—	—
Call and put options written, at market value@	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	—
Swap premiums received	—	—	—	—	—
Unrealized depreciation on swap contracts	—	—	—	—	—

Total liabilities	1,589,141	3,725,087	153,468	11,801,440	1,472,766

NET ASSETS	$98,755,447	$1,361,590,398	$46,325,300	$440,065,364	$66,460,415

* Cost
Long-term investment securities (unaffiliated)	$90,211,551	$1,048,498,832	$45,926,705	$410,687,089	$60,464,446

Long-term investment securities (affiliated)	$—	$—	$—	$—	$—

Short-term investment securities (unaffiliated)	$—	$19,903,000	$—	$—	$—

Foreign cash	$—	$5,470	$—	$—	$4,831

# Proceeds from securities sold short	$—	$—	$—	$—	$—

@ Premiums received on options written	$—	$—	$—	$—	$—

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (continued)
January 31, 2010

		Davis
	Equity	Venture	“Dogs” of	Alliance	Capital
	Opportunities	Value	Wall Street	Growth	Growth

NET ASSETS REPRESENTED BY:
Capital paid-in	$146,891,715	$1,150,021,524	$66,331,947	$1,013,070,601	$93,577,318
Accumulated undistributed net investment income (loss)	596,984	8,786,696	1,396,274	3,606,391	(854)
Accumulated undistributed net realized gain (loss) on investments, futures contracts, swap contracts, options contracts, securities sold short and foreign exchange transactions	(57,306,082)	(92,430,676)	(21,384,939)	(606,498,409)	(32,156,942)
Unrealized appreciation (depreciation) on investments	8,572,830	295,208,142	(17,982)	29,886,781	5,039,944
Unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	—	—	—	—	—
Unrealized foreign exchange gain (loss) on other assets and liabilities	—	4,712	—	—	949
Unrealized appreciation (depreciation) on investments sold short	—	—	—	—	—
Accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—

NET ASSETS	$98,755,447	$1,361,590,398	$46,325,300	$440,065,364	$66,460,415

Class 1 (unlimited shares authorized):
Net assets	$57,061,010	$700,921,523	$24,588,386	$257,596,467	$10,773,579
Shares of beneficial interest issued and outstanding	5,890,856	34,905,199	3,689,522	13,105,598	1,449,109
Net asset value, offering and redemption price per share	$9.69	$20.08	$6.66	$19.66	$7.43

Class 2 (unlimited shares authorized):
Net assets	$8,455,245	$97,993,180	$7,682,995	$31,878,402	$2,847,091
Shares of beneficial interest issued and outstanding	873,918	4,886,211	1,154,112	1,625,412	386,480
Net asset value, offering and redemption price per share	$9.68	$20.06	$6.66	$19.61	$7.37

Class 3 (unlimited shares authorized):
Net assets	$33,239,192	$562,675,695	$14,053,919	$150,590,495	$52,839,745
Shares of beneficial interest issued and outstanding	3,440,636	28,104,015	2,113,981	7,712,092	7,207,774
Net asset value, offering and redemption price per share	$9.66	$20.02	$6.65	$19.53	$7.33

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (continued)
January 31, 2010

	MFS				Small
	Massachusetts	Fundamental	Blue Chip	Real	Company
	Investors Trust	Growth	Growth	Estate	Value

ASSETS:
Long-term investment securities, at market value (unaffiliated)*	$202,690,099	$143,376,597	$35,104,271	$203,800,804	$119,168,339
Long-term investment securities, at market value (affiliated)*	—	—	—	—	—
Short-term investment securities, at market value (unaffiliated)*	—	1,282,000	—	7,442,979	5,120,000
Repurchase agreements (cost approximates market value)	—	—	947,000	—	—

Total investments	202,690,099	144,658,597	36,051,271	211,243,783	124,288,339

Cash	—	674	585	436	55,680
Foreign cash*	—	621	—	—	—
Due from broker	—	—	—	—	—
Receivable for:
Fund shares sold	126,397	3,234	34,787	49,655	68,424
Dividends and interest	259,625	75,864	12,530	247,177	57,406
Investments sold	5,700,103	3,479,713	241,393	5,282,377	15,774
Interest on swap contracts	—	—	—	—	—
Prepaid expenses and other assets	2,882	57,720	558	2,804	812
Due from investment adviser for expense reimbursements/fee waivers	—	6,679	2,587	—	—
Variation margin on futures contracts	—	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	—
Swap premiums paid	—	—	—	—	—
Unrealized appreciation on swap contracts	—	—	—	—	—

Total assets	208,779,106	148,283,102	36,343,711	216,826,232	124,486,435

LIABILITIES:
Payable for:
Fund shares redeemed	212,282	78,998	79,395	122,551	119,155
Investments purchased	3,344,309	2,047,238	—	3,176,705	33,008
Interest on swap contracts	—	—	—	—	—
Accrued foreign tax on capital gains	—	—	—	—	—
Investment advisory and management fees	128,130	113,225	22,565	145,735	110,962
Service fees — Class 2	2,011	467	664	1,361	—
Service fees — Class 3	26,047	18,141	4,373	35,730	26,889
Trustees’ fees and expenses	1,357	1,105	235	1,489	916
Other accrued expenses	72,635	65,006	48,664	68,773	55,335
Line of credit	360,918	—	—	—	—
Variation margin on futures contracts	—	—	—	—	—
Due to broker	—	—	—	—	—
Securities sold short, at market value#	—	—	—	—	—
Call and put options written, at market value@	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	—
Swap premiums received	—	—	—	—	—
Unrealized depreciation on swap contracts	—	—	—	—	—

Total liabilities	4,147,689	2,324,180	155,896	3,552,344	346,265

NET ASSETS	$204,631,417	$145,958,922	$36,187,815	$213,273,888	$124,140,170

* Cost
Long-term investment securities (unaffiliated)	$186,078,393	$131,513,620	$33,331,451	$192,339,329	$125,779,575

Long-term investment securities (affiliated)	$—	$—	$—	$—	$—

Short-term investment securities (unaffiliated)	$—	$1,282,000	$—	$7,442,979	$5,120,000

Foreign cash	$—	$631	$—	$—	$—

# Proceeds from securities sold short	$—	$—	$—	$—	$—

@ Premiums received on options written	$—	$—	$—	$—	$—

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (continued)
January 31, 2010

	MFS				Small
	Massachusetts	Fundamental	Blue Chip	Real	Company
	Investors Trust	Growth	Growth	Estate	Value

NET ASSETS REPRESENTED BY:
Capital paid-in	$210,994,520	$294,635,071	$42,505,597	$285,372,306	$143,251,530
Accumulated undistributed net investment income (loss)	1,994,116	—	67,700	4,297,449	706,594
Accumulated undistributed net realized gain (loss) on investments, futures contracts, swap contracts, options contracts, securities sold short and foreign exchange transactions	(24,973,542)	(160,539,116)	(8,158,302)	(87,855,786)	(13,206,718)
Unrealized appreciation (depreciation) on investments	16,611,706	11,862,977	1,772,820	11,461,475	(6,611,236)
Unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	—	—	—	—	—
Unrealized foreign exchange gain (loss) on other assets and liabilities	4,617	(10)	—	(1,556)	—
Unrealized appreciation (depreciation) on investments sold short	—	—	—	—	—
Accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—

NET ASSETS	$204,631,417	$145,958,922	$36,187,815	$213,273,888	$124,140,170

Class 1 (unlimited shares authorized):
Net assets	$71,683,483	$63,212,392	$11,434,756	$41,156,540	$3,799,883
Shares of beneficial interest issued and outstanding	5,829,058	4,798,270	1,840,573	4,309,516	290,650
Net asset value, offering and redemption price per share	$12.30	$13.17	$6.21	$9.55	$13.07

Class 2 (unlimited shares authorized):
Net assets	$14,572,637	$3,382,623	$4,899,505	$10,221,789	$—
Shares of beneficial interest issued and outstanding	1,185,494	258,518	789,012	1,073,422	—
Net asset value, offering and redemption price per share	$12.29	$13.08	$6.21	$9.52	$—

Class 3 (unlimited shares authorized):
Net assets	$118,375,297	$79,363,907	$19,853,554	$161,895,559	$120,340,287
Shares of beneficial interest issued and outstanding	9,644,175	6,102,264	3,203,166	17,045,014	9,251,770
Net asset value, offering and redemption price per share	$12.27	$13.01	$6.20	$9.50	$13.01

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (continued)
January 31, 2010

				Marsico
	Mid-Cap	Aggressive	Growth	Focused
	Growth	Growth	Opportunities	Growth	Technology

ASSETS:
Long-term investment securities, at market value (unaffiliated)*	$141,920,616	$62,148,236	$94,696,904	$76,196,113	$36,059,690
Long-term investment securities, at market value (affiliated)*	—	—	—	—	—
Short-term investment securities, at market value (unaffiliated)*	—	2,777,000	—	—	—
Repurchase agreements (cost approximates market value)	1,333,000	—	4,646,000	3,147,000	2,186,000

Total investments	143,253,616	64,925,236	99,342,904	79,343,113	38,245,690

Cash	802	348	115	30	509
Foreign cash*	—	—	—	7	—
Due from broker	—	—	—	—	—
Receivable for:
Fund shares sold	15,906	58,774	58,279	21,159	16,910
Dividends and interest	16,799	10,779	2,187	53,354	916
Investments sold	85,271	156,834	1,918,995	3,410,383	1,357,881
Interest on swap contracts	—	—	—	—	—
Prepaid expenses and other assets	1,292	150,825	29,700	1,133	554
Due from investment adviser for expense reimbursements/fee waivers	—	—	—	—	3,581
Variation margin on futures contracts	—	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	—
Swap premiums paid	—	—	—	—	—
Unrealized appreciation on swap contracts	—	—	—	—	—

Total assets	143,373,686	65,302,796	101,352,180	82,829,179	39,626,041

LIABILITIES:
Payable for:
Fund shares redeemed	260,712	88,390	162,173	180,766	54,661
Investments purchased	132,212	1,106,393	1,962,823	1,953,297	392,170
Interest on swap contracts	—	—	—	—	—
Accrued foreign tax on capital gains	—	—	—	—	—
Investment advisory and management fees	100,534	42,931	66,226	61,783	35,805
Service fees — Class 2	2,815	569	615	2,604	563
Service fees — Class 3	15,837	2,774	18,243	9,082	4,926
Trustees’ fees and expenses	1,031	469	627	582	266
Other accrued expenses	62,679	53,168	60,834	49,155	52,807
Line of credit	—	—	—	—	—
Variation margin on futures contracts	—	—	—	—	—
Due to broker	—	—	—	—	—
Securities sold short, at market value#	—	—	—	—	—
Call and put options written, at market value@	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	—
Swap premiums received	—	—	—	—	—
Unrealized depreciation on swap contracts	—	—	—	—	—

Total liabilities	575,820	1,294,694	2,271,541	2,257,269	541,198

NET ASSETS	$142,797,866	$64,008,102	$99,080,639	$80,571,910	$39,084,843

* Cost
Long-term investment securities (unaffiliated)	$127,984,891	$53,601,234	$88,027,418	$65,104,866	$32,806,324

Long-term investment securities (affiliated)	$—	$—	$—	$—	$—

Short-term investment securities (unaffiliated)	$—	$2,777,000	$—	$—	$—

Foreign cash	$—	$—	$—	$8	$—

# Proceeds from securities sold short	$—	$—	$—	$—	$—

@ Premiums received on options written	$—	$—	$—	$—	$—

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (continued)
January 31, 2010

				Marsico
	Mid-Cap	Aggressive	Growth	Focused
	Growth	Growth	Opportunities	Growth	Technology

NET ASSETS REPRESENTED BY:
Capital paid-in	$347,295,347	$220,872,230	$117,542,534	$83,834,139	$79,817,821
Accumulated undistributed net investment income (loss)	—	99	—	246,587	(71)
Accumulated undistributed net realized gain (loss) on investments, futures contracts, swap contracts, options contracts, securities sold short and foreign exchange transactions	(218,433,206)	(165,411,229)	(25,131,381)	(14,600,062)	(43,986,218)
Unrealized appreciation (depreciation) on investments	13,935,725	8,547,002	6,669,486	11,091,247	3,253,366
Unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	—	—	—	—	—
Unrealized foreign exchange gain (loss) on other assets and liabilities	—	—	—	(1)	(55)
Unrealized appreciation (depreciation) on investments sold short	—	—	—	—	—
Accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—

NET ASSETS	$142,797,866	$64,008,102	$99,080,639	$80,571,910	$39,084,843

Class 1 (unlimited shares authorized):
Net assets	$51,399,409	$47,229,562	$12,543,267	$20,902,364	$13,433,853
Shares of beneficial interest issued and outstanding	5,973,617	5,999,840	2,277,465	2,785,394	6,163,484
Net asset value, offering and redemption price per share	$8.60	$7.87	$5.51	$7.50	$2.18

Class 2 (unlimited shares authorized):
Net assets	$20,882,672	$4,223,393	$4,564,421	$19,014,772	$4,044,570
Shares of beneficial interest issued and outstanding	2,455,795	538,897	839,861	2,559,019	1,877,486
Net asset value, offering and redemption price per share	$8.50	$7.84	$5.43	$7.43	$2.15

Class 3 (unlimited shares authorized):
Net assets	$70,515,785	$12,555,147	$81,972,951	$40,654,774	$21,606,420
Shares of beneficial interest issued and outstanding	8,347,686	1,610,210	15,193,489	5,503,864	10,102,200
Net asset value, offering and redemption price per share	$8.45	$7.80	$5.40	$7.39	$2.14

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (continued)
January 31, 2010

		International		International
	Small & Mid	Growth and	Global	Diversified	Emerging	Foreign
	Cap Value	Income	Equities	Equities	Markets	Value

ASSETS:
Long-term investment securities, at market value (unaffiliated)*	$390,398,503	$363,812,534	$107,709,504	$268,226,576	$245,761,950	$402,353,354
Long-term investment securities, at market value (affiliated)*	—	—	—	—	—	—
Short-term investment securities, at market value (unaffiliated)*	2,970,000	—	650,000	—	3,999,716	—
Repurchase agreements (cost approximates market value)	—	3,993,000	—	47,881,000	8,818,000	22,859,000

Total investments	393,368,503	367,805,534	108,359,504	316,107,576	258,579,666	425,212,354

Cash	676	18	462	338	1,199,092	2
Foreign cash*	—	226,118	1,966	5,143,961	3,820,337	347,209
Due from broker	—	—	—	5,418,650	—	—
Receivable for:
Fund shares sold	140,263	68,101	20,062	57,934	90,851	159,246
Dividends and interest	233,265	758,530	154,953	356,192	219,532	658,106
Investments sold	1,337,680	1,611,591	1,751,616	5,640,548	9,553,363	1,490,021
Interest on swap contracts	—	—	—	—	2,040	—
Prepaid expenses and other assets	9,533	1,731	849	1,665	11,551	1,820
Due from investment adviser for expense reimbursements/fee waivers	—	16,709	—	—	—	—
Variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	1,670,616	—	975,472	—	—
Swap premiums paid	—	—	—	—	—	—
Unrealized appreciation on swap contracts	—	—	—	—	—	—

Total assets	395,089,920	372,158,948	110,289,412	333,702,336	273,476,432	427,868,758

LIABILITIES:
Payable for:
Fund shares redeemed	449,516	454,205	76,321	1,275,218	637,801	633,088
Investments purchased	2,814,267	2,211,675	1,695,393	35,082	12,486,876	992,367
Interest on swap contracts	—	—	—	—	—	—
Accrued foreign tax on capital gains	—	—	12,668	—	62,463	—
Investment advisory and management fees	326,413	305,569	82,768	249,713	261,891	318,083
Service fees — Class 2	3,435	1,967	1,087	4,151	1,653	5,164
Service fees — Class 3	81,997	56,725	5,181	49,412	33,692	86,877
Trustees’ fees and expenses	2,701	2,772	831	2,498	1,804	2,985
Other accrued expenses	95,065	177,869	89,794	184,237	398,954	151,182
Line of credit	—	—	—	—	—	—
Variation margin on futures contracts	—	—	—	1,578,654	—	—
Due to broker	—	—	—	—	—	—
Securities sold short, at market value#	—	—	—	—	—	—
Call and put options written, at market value@	—	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	2,911,650	—	2,712,777	—	—
Swap premiums received	—	—	—	—	—	—
Unrealized depreciation on swap contracts	—	—	—	—	157,021	—

Total liabilities	3,773,394	6,122,432	1,964,043	6,091,742	14,042,155	2,189,746

NET ASSETS	$391,316,526	$366,036,516	$108,325,369	$327,610,594	$259,434,277	$425,679,012

* Cost
Long-term investment securities (unaffiliated)	$375,835,334	$331,916,995	$97,984,923	$265,956,357	$232,678,061	$383,530,565

Long-term investment securities (affiliated)	$—	$—	$—	$—	$—	$—

Short-term investment securities (unaffiliated)	$2,970,000	$—	$650,000	$—	$3,999,716	$—

Foreign cash	$—	$222,529	$1,955	$5,268,298	$3,828,478	$345,132

# Proceeds from securities sold short	$—	$—	$—	$—	$—	$—

@ Premiums received on options written	$—	$—	$—	$—	$—	$—

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (continued)
January 31, 2010

		International		International
	Small & Mid	Growth and	Global	Diversified	Emerging	Foreign
	Cap Value	Income	Equities	Equities	Markets	Value

NET ASSETS REPRESENTED BY:
Capital paid-in	$433,807,332	$525,848,798	$224,614,592	$359,081,699	$314,964,784	$444,914,834
Accumulated undistributed net investment income (loss)	902,147	10,354,506	1,621,898	7,164,089	3,305,315	6,964,402
Accumulated undistributed net realized gain (loss) on investments, futures contracts, swap contracts, options contracts, securities sold short and foreign exchange transactions	(57,956,122)	(200,825,775)	(127,619,727)	(37,908,666)	(71,700,414)	(45,033,457)
Unrealized appreciation (depreciation) on investments	14,563,169	31,895,539	9,724,581	2,270,219	13,083,889	18,822,789
Unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	—	—	—	(1,162,192)	(157,021)	—
Unrealized foreign exchange gain (loss) on other assets and liabilities	—	(1,236,552)	(3,307)	(1,834,555)	187	10,444
Unrealized appreciation (depreciation) on investments sold short	—	—	—	—	—	—
Accrued capital gains tax on unrealized appreciation (depreciation)	—	—	(12,668)	—	(62,463)	—

NET ASSETS	$391,316,526	$366,036,516	$108,325,369	$327,610,594	$259,434,277	$425,679,012

Class 1 (unlimited shares authorized):
Net assets	$—	$103,000,010	$77,352,534	$80,190,806	$99,501,536	$—
Shares of beneficial interest issued and outstanding	—	12,283,880	6,471,838	9,711,259	13,268,816	—
Net asset value, offering and redemption price per share	$—	$8.38	$11.95	$8.26	$7.50	$—

Class 2 (unlimited shares authorized):
Net assets	$25,285,357	$14,332,608	$7,965,345	$30,171,122	$12,025,315	$37,970,786
Shares of beneficial interest issued and outstanding	1,880,301	1,705,548	668,718	3,674,330	1,616,431	2,910,758
Net asset value, offering and redemption price per share	$13.45	$8.40	$11.91	$8.21	$7.44	$13.04

Class 3 (unlimited shares authorized):
Net assets	$366,031,169	$248,703,898	$23,007,490	$217,248,666	$147,907,426	$387,708,226
Shares of beneficial interest issued and outstanding	27,272,815	29,663,487	1,935,789	26,489,446	19,973,665	29,733,634
Net asset value, offering and redemption price per share	$13.42	$8.38	$11.89	$8.20	$7.41	$13.04

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENTS OF OPERATIONS
For the Year Ended January 31, 2010

					Total
	Cash	Corporate	Global	High-Yield	Return
	Management	Bond	Bond	Bond	Bond

INVESTMENT INCOME:
Dividends (unaffiliated)	$—	$173,647	$27,955	$113,918	$7,500
Interest (unaffiliated)	2,846,605	68,764,807	8,483,321	28,566,425	13,462,268

Total investment income*	2,846,605	68,938,454	8,511,276	28,680,343	13,469,768

EXPENSES:
Investment advisory and management fees	2,770,371	4,698,161	1,624,462	1,617,663	1,971,983
Services Fees:
Class 2	77,132	72,810	26,903	35,285	31,060
Class 3	829,498	1,489,442	359,163	297,133	518,485
Custodian and accounting fees	129,457	212,788	18,712	93,110	103,698
Reports to shareholders	178,100	206,016	59,339	42,012	80,684
Audit and tax fees	35,528	36,673	42,725	41,780	49,058
Legal fees	16,090	14,392	8,742	20,854	6,801
Trustees’ fees and expenses	38,499	65,809	18,730	18,332	24,020
Interest expense	—	2,596	87	1,497	—
Interest expense on securities sold short	—	—	—	23,027	1,554
Other expenses	15,399	23,488	13,916	16,483	12,629

Total expenses before fee waivers, expense reimbursements, expense recoupments, custody credits and fees paid indirectly	4,090,074	6,822,175	2,172,779	2,207,176	2,799,972
Net (fees waived and expenses reimbursed)/recouped by investment advisor (Note 4)	—	—	—	—	—
Custody credits earned on cash balances	(17)	(60)	(19)	(47)	(127)
Fees paid indirectly (Note 5)	—	—	—	—	—

Net expenses	4,090,057	6,822,115	2,172,760	2,207,129	2,799,845

Net investment income (loss)	(1,243,452)	62,116,339	6,338,516	26,473,214	10,669,923

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	(59,684)	4,265,484	8,130,221	(18,956,406)	9,401,412
Net realized gain (loss) on investments (affiliated)	—	—	—	—	—
Net realized gain (loss) on securities sold short	—	—	—	(284,750)	(1,021,400)
Net realized gain (loss) on futures contracts, written options contracts and swap contracts	—	(2,615,483)	2,658,420	—	7,086,226
Net realized foreign exchange gain (loss) on other assets and liabilities	—	—	(1,011,942)	—	(373,085)
Net realized gain (loss) on disposal of investments in violation of investment restrictions (Note 4)	—	—	—	—	—

Net realized gain (loss) on investments and foreign currencies	(59,684)	1,650,001	9,776,699	(19,241,156)	15,093,153

Change in unrealized appreciation (depreciation) on investments (unaffiliated)	188,126	165,529,621	10,441,559	76,338,092	12,195,562
Change in unrealized appreciation (depreciation) on investments (affiliated)	—	—	—	—	—
Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	—	1,254,189	303,260	—	411,584
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	—	—	695,823	15,903	300,741
Change in unrealized appreciation (depreciation) on securities sold short	—	—	—	—	(618,995)
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—

Net unrealized gain (loss) on investments and foreign currencies	188,126	166,783,810	11,440,642	76,353,995	12,288,892

Net realized and unrealized gain (loss) on investments and foreign currencies	128,442	168,433,811	21,217,341	57,112,839	27,382,045

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,115,010)	$230,550,150	$27,555,857	$83,586,053	$38,051,968

* Net of foreign withholding taxes on interest and dividends of	$—	$17,001	$23,627	$(2,034)	$—

** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENTS OF OPERATIONS (continued)
For the Year Ended January 31, 2010

		MFS Total	Telecom	Equity	Growth-
	Balanced	Return	Utility	Index	Income

INVESTMENT INCOME:
Dividends (unaffiliated)	$1,548,733	$12,301,595	$1,623,846	$378,205	$3,680,853
Interest (unaffiliated)	1,931,558	14,459,855	87,601	325	112

Total investment income*	3,480,291	26,761,450	1,711,447	378,530	3,680,965

EXPENSES:
Investment advisory and management fees	800,342	4,817,410	265,351	67,885	1,473,201
Services Fees:
Class 2	17,113	93,770	5,294	—	19,146
Class 3	42,838	850,204	21,983	—	43,422
Custodian and accounting fees	121,334	237,703	56,660	31,223	56,674
Reports to shareholders	17,820	152,350	3,327	414	26,854
Audit and tax fees	32,281	32,159	30,756	30,309	30,734
Legal fees	6,550	11,986	4,548	5,265	5,395
Trustees’ fees and expenses	8,740	56,090	2,429	1,139	16,424
Interest expense	—	121	—	—	463
Interest expense on securities sold short	—	—	—	—	—
Other expenses	16,494	42,644	10,702	10,743	20,234

Total expenses before fee waivers, expense reimbursements, expense recoupments, custody credits and fees paid indirectly	1,063,512	6,294,437	401,050	146,978	1,692,547
Net (fees waived and expenses reimbursed)/recouped by investment advisor (Note 4)	—	—	—	(53,645)	—
Custody credits earned on cash balances	(2)	(35)	(11)	—	(2)
Fees paid indirectly (Note 5)	(5,193)	(42,301)	(2,991)	—	(4,984)

Net expenses	1,058,317	6,252,101	398,048	93,333	1,687,561

Net investment income (loss)	2,421,974	20,509,349	1,313,399	285,197	1,993,404

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	(8,351,272)	(47,415,508)	(6,821,659)	(1,077,810)	(13,408,657)
Net realized gain (loss) on investments (affiliated)	—	—	—	(68,022)	—
Net realized gain (loss) on securities sold short	—	—	—	—	—
Net realized gain (loss) on futures contracts, written options contracts and swap contracts	(35,448)	—		230,083	—
Net realized foreign exchange gain (loss) on other assets and liabilities	—	(7,110)	(65,933)	—	26
Net realized gain (loss) on disposal of investments in violation of investment restrictions (Note 4)	—	—	—	—	—

Net realized gain (loss) on investments and foreign currencies	(8,386,720)	(47,422,618)	(6,887,592)	(915,749)	(13,408,631)

Change in unrealized appreciation (depreciation) on investments (unaffiliated)	33,664,100	182,463,838	14,574,856	5,253,547	67,708,522
Change in unrealized appreciation (depreciation) on investments (affiliated)	—	—	—	68,674	—
Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	(73,778)	—	—	13,317	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	—	9,674	(242,153)	—	—
Change in unrealized appreciation (depreciation) on securities sold short	—	—	—	—	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—

Net unrealized gain (loss) on investments and foreign currencies	33,590,322	182,473,512	14,332,703	5,335,538	67,708,522

Net realized and unrealized gain (loss) on investments and foreign currencies	25,203,602	135,050,894	7,445,111	4,419,789	54,299,891

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$27,625,576	$155,560,243	$8,758,510	$4,704,986	$56,293,295

* Net of foreign withholding taxes on interest and dividends of	$74	$159,918	$81,277	$—	$36,029

** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENTS OF OPERATIONS (continued)
For the Year Ended January 31, 2010

		Davis	“Dogs” of
	Equity	Venture	Wall	Alliance	Capital
	Opportunities	Value	Street	Growth	Growth

INVESTMENT INCOME:
Dividends (unaffiliated)	$1,780,447	$20,133,755	$1,776,670	$6,897,967	$651,728
Interest (unaffiliated)	46	54,501	46	163	97

Total investment income*	1,780,493	20,188,256	1,776,716	6,898,130	651,825

EXPENSES:
Investment advisory and management fees	748,888	9,270,495	258,581	2,715,504	561,562
Services Fees:
Class 2	12,092	141,394	10,968	47,668	4,095
Class 3	81,640	1,298,022	31,410	372,849	126,392
Custodian and accounting fees	156,524	218,455	25,547	100,603	37,638
Reports to shareholders	11,820	210,260	2,079	65,801	12,081
Audit and tax fees	30,750	30,628	30,751	30,714	28,747
Legal fees	2,723	9,854	4,961	7,316	3,228
Trustees’ fees and expenses	6,909	94,026	3,112	31,760	4,479
Interest expense	532	—	34	2,030	107
Interest expense on securities sold short	—	—	—	—	—
Other expenses	39,661	57,403	12,999	20,498	12,309

Total expenses before fee waivers, expense reimbursements, expense recoupments, custody credits and fees paid indirectly	1,091,539	11,330,537	380,442	3,394,743	790,638
Net (fees waived and expenses reimbursed)/recouped by investment advisor (Note 4)	—	—	—	—	(31,565)
Custody credits earned on cash balances	(2)	(27)	—	(9)	(1)
Fees paid indirectly (Note 5)	—	(8,933)	—	(28,440)	—

Net expenses	1,091,537	11,321,577	380,442	3,366,294	759,072

Net investment income (loss)	688,956	8,866,679	1,396,274	3,531,836	(107,247)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	(24,167,533)	(71,084,415)	(14,305,725)	(15,092,057)	(4,819,991)
Net realized gain (loss) on investments (affiliated)	—	—	—	—	—
Net realized gain (loss) on securities sold short	—	—	—	—	—
Net realized gain (loss) on futures contracts, written options contracts and swap contracts	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	78	(79,982)	—	99	13,021
Net realized gain (loss) on disposal of investments in violation of investment restrictions (Note 4)	—	—	—	—	—

Net realized gain (loss) on investments and foreign currencies	(24,167,455)	(71,164,397)	(14,305,725)	(15,091,958)	(4,806,970)

Change in unrealized appreciation (depreciation) on investments (unaffiliated)	55,233,675	496,054,188	26,008,277	150,062,162	25,100,366
Change in unrealized appreciation (depreciation) on investments (affiliated)	—	—	—	—	—
Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	—	—	—	—	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	10	11,277	—	—	11,424
Change in unrealized appreciation (depreciation) on securities sold short	—	—	—	—	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—

Net unrealized gain (loss) on investments and foreign currencies	55,233,685	496,065,465	26,008,277	150,062,162	25,111,790

Net realized and unrealized gain (loss) on investments and foreign currencies	31,066,230	424,901,068	11,702,552	134,970,204	20,304,820

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$31,755,186	$433,767,747	$13,098,826	$138,502,040	$20,197,573

* Net of foreign withholding taxes on interest and dividends of	$1,770	$261,017	$—	$71,380	$11,979

** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENTS OF OPERATIONS (continued)
For the Year Ended January 31, 2010

	MFS
	Massachusetts		Blue		Small
	Investors	Fundamental	Chip	Real	Company
	Trust	Growth	Growth	Estate	Value

INVESTMENT INCOME:
Dividends (unaffiliated)	$3,638,244	$1,351,179	$369,667	$6,197,085	$2,178,630
Interest (unaffiliated)	2,728	193	90	141,974	2,556

Total investment income*	3,640,972	1,351,372	369,757	6,339,059	2,181,186

EXPENSES:
Investment advisory and management fees	1,262,019	1,207,264	213,570	1,456,081	1,090,498
Services Fees:
Class 2	21,197	5,053	7,286	14,125	—
Class 3	242,577	192,222	36,930	350,046	263,762
Custodian and accounting fees	69,488	66,662	33,207	52,290	38,079
Reports to shareholders	33,229	27,913	703	30,055	23,138
Audit and tax fees	30,743	30,746	30,214	30,733	30,749
Legal fees	6,153	6,044	4,943	5,813	5,813
Trustees’ fees and expenses	13,149	10,309	2,035	13,831	8,098
Interest expense	51	47	98	—	—
Interest expense on securities sold short	—	—	—	—	—
Other expenses	15,384	14,076	12,287	21,342	14,463

Total expenses before fee waivers, expense reimbursements, expense recoupments, custody credits and fees paid indirectly	1,693,990	1,560,336	341,273	1,974,316	1,474,600
Net (fees waived and expenses reimbursed)/recouped by investment advisor (Note 4)	—	(26,307)	(37,722)	—	—
Custody credits earned on cash balances	(9)	(10)	—	(16)	(8)
Fees paid indirectly (Note 5)	(15,823)	(75,553)	(250)	(16,089)	—

Net expenses	1,678,158	1,458,466	303,301	1,958,211	1,474,592

Net investment income (loss)	1,962,814	(107,094)	66,456	4,380,848	706,594

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	(15,085,219)	(14,358,659)	(762,730)	(35,721,383)	(6,064,237)
Net realized gain (loss) on investments (affiliated)	—	—	—	—	—
Net realized gain (loss) on securities sold short	—	—	—	—	—
Net realized gain (loss) on futures contracts, written options contracts and swap contracts	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	14,733	305	—	(83,399)	—
Net realized gain (loss) on disposal of investments in violation of investment restrictions (Note 4)	—	—	—	8,931	—

Net realized gain (loss) on investments and foreign currencies	(15,070,486)	(14,358,354)	(762,730)	(35,795,851)	(6,064,237)

Change in unrealized appreciation (depreciation) on investments (unaffiliated)	60,730,431	52,834,203	8,892,665	100,923,150	44,071,367
Change in unrealized appreciation (depreciation) on investments (affiliated)	—	—	—	—	—
Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	—	—	—	—	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	10,554	(198)	—	1,559	—
Change in unrealized appreciation (depreciation) on securities sold short	—	—	—	—	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—

Net unrealized gain (loss) on investments and foreign currencies	60,740,985	52,834,005	8,892,665	100,924,709	44,071,367

Net realized and unrealized gain (loss) on investments and foreign currencies	45,670,499	38,475,651	8,129,935	65,128,858	38,007,130

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$47,633,313	$38,368,557	$8,196,391	$69,509,706	$38,713,724

* Net of foreign withholding taxes on interest and dividends of	$84,243	$36,590	$1,432	$15,499	$476

** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENTS OF OPERATIONS (continued)
For the Year Ended January 31, 2010

				Marsico
	Mid-Cap	Aggressive	Growth	Focused
	Growth	Growth	Opportunities	Growth	Technology

INVESTMENT INCOME:
Dividends (unaffiliated)	$858,636	$440,971	$252,408	$1,083,666	$167,545
Interest (unaffiliated)	193	221	504	327	139

Total investment income*	858,829	441,192	252,912	1,083,993	167,684

EXPENSES:
Investment advisory and management fees	1,043,428	442,230	629,268	630,430	332,338
Services Fees:
Class 2	30,277	5,872	6,563	28,401	5,559
Class 3	159,679	26,503	168,732	85,037	44,941
Custodian and accounting fees	50,278	41,822	67,585	31,738	34,445
Reports to shareholders	20,267	21,201	15,707	9,469	2,636
Audit and tax fees	30,742	30,753	28,761	30,753	29,450
Legal fees	3,778	7,506	5,459	5,251	3,951
Trustees’ fees and expenses	9,490	3,834	6,086	5,232	2,180
Interest expense	103	—	7	—	122
Interest expense on securities sold short	—	—	—	—	—
Other expenses	14,473	12,655	7,680	13,949	12,275

Total expenses before fee waivers, expense reimbursements, expense recoupments, custody credits and fees paid indirectly	1,362,515	592,376	935,848	840,260	467,897
Net (fees waived and expenses reimbursed)/recouped by investment advisor (Note 4)	—	—	—	—	(33,234)
Custody credits earned on cash balances	—	(1)	(2)	(6)	(1)
Fees paid indirectly (Note 5)	(10,662)	(9,337)	(43,561)	(2,902)	—

Net expenses	1,351,853	583,038	892,285	837,352	434,662

Net investment income (loss)	(493,024)	(141,846)	(639,373)	246,641	(266,978)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	(19,503,458)	10,659,971	1,564,063	299,119	2,427,120
Net realized gain (loss) on investments (affiliated)	—	—	—	—	—
Net realized gain (loss) on securities sold short	—	—	—	—	—
Net realized gain (loss) on futures contracts, written options contracts and swap contracts	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	94	—	(1,743)	(19)	1,426
Net realized gain (loss) on disposal of investments in violation of investment restrictions (Note 4)	—	—	—	—	—

Net realized gain (loss) on investments and foreign currencies	(19,503,364)	10,659,971	1,562,320	299,100	2,428,546

Change in unrealized appreciation (depreciation) on investments (unaffiliated)	64,804,191	9,599,500	15,549,607	21,417,805	7,602,870
Change in unrealized appreciation (depreciation) on investments (affiliated)	—	—	—	—	—
Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	—	—	—	—	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	—	—	—	—	44
Change in unrealized appreciation (depreciation) on securities sold short	—	—	—	—	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—

Net unrealized gain (loss) on investments and foreign currencies	64,804,191	9,599,500	15,549,607	21,417,805	7,602,914

Net realized and unrealized gain (loss) on investments and foreign currencies	45,300,827	20,259,471	17,111,927	21,716,905	10,031,460

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$44,807,803	$20,117,625	$16,472,554	$21,963,546	$9,764,482

* Net of foreign withholding taxes on interest and dividends of	$4,181	$3,402	$1,563	$8,667	$5,861

** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENTS OF OPERATIONS (continued)
For the Year Ended January 31, 2010

		International		International
	Small & Mid	Growth and	Global	Diversified	Emerging	Foreign
	Cap Value	Income	Equities	Equities	Markets	Value

INVESTMENT INCOME:
Dividends (unaffiliated)	$5,224,636	$11,028,902	$2,590,645	$8,451,895	$5,561,499	$12,311,418
Interest (unaffiliated)	945	7,402	2,433	1,061	—	1,736

Total investment income*	5,225,581	11,036,304	2,593,078	8,452,956	5,561,499	12,313,154

EXPENSES:
Investment advisory and management fees	3,285,074	3,257,797	881,068	2,662,989	2,607,905	3,276,156
Services Fees:
Class 2	35,384	21,108	11,193	43,865	17,436	55,796
Class 3	818,962	588,337	52,065	523,364	331,428	879,960
Custodian and accounting fees	98,738	265,519	99,460	271,186	316,705	177,611
Reports to shareholders	74,657	66,904	11,844	57,534	34,969	73,052
Audit and tax fees	30,717	45,111	38,605	38,583	38,595	38,548
Legal fees	7,814	8,220	5,474	7,153	8,552	7,772
Trustees’ fees and expenses	26,015	25,868	7,138	23,256	15,609	28,508
Interest expense	576	2,688	281	—	605	—
Interest expense on securities sold short	—	—	—	—	—	—
Other expenses	20,003	24,083	15,952	32,620	25,658	25,217

Total expenses before fee waivers, expense reimbursements, expense recoupments, custody credits and fees paid indirectly	4,397,940	4,305,635	1,123,080	3,660,550	3,397,462	4,562,620
Net (fees waived and expenses reimbursed/recouped by investment advisor (Note 4)	—	(175,775)	—	—	—	—
Custody credits earned on cash balances	(5)	(8)	(2)	(13)	(23)	(44)
Fees paid indirectly (Note 5)	(74,501)	(50,254)	—	—	(153,821)	—

Net expenses	4,323,434	4,079,598	1,123,078	3,660,537	3,243,618	4,562,576

Net investment income (loss)	902,147	6,956,706	1,470,000	4,792,419	2,317,881	7,750,578

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	(25,279,292)	(38,104,043)	(14,502,410)	(15,469,518)	37,433,161	(35,370,408)
Net realized gain (loss) on investments (affiliated)	—	—	—	—	—	—
Net realized gain (loss) on securities sold short	—	—	—	—	—	—
Net realized gain (loss) on futures contracts, written options contracts and swap contracts	—	—	—	4,749,407	3,804,889	—
Net realized foreign exchange gain (loss) on other assets and liabilities	—	2,411,847	15,003	2,855,340	(915,110)	(479,687)
Net realized gain (loss) on disposal of investments in violation of investment restrictions (Note 4)	—	—	—	—	—	—

Net realized gain (loss) on investments and foreign currencies	(25,279,292)	(35,692,196)	(14,487,407)	(7,864,771)	40,322,940	(35,850,095)

Change in unrealized appreciation (depreciation) on investments (unaffiliated)	174,716,267	135,676,253	43,631,123	101,789,980	74,675,330	147,467,613
Change in unrealized appreciation (depreciation) on investments (affiliated)	—	—	—	—	—	—
Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	—	—	—	38,676	310,217	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	—	1,084,524	(761)	(1,098,236)	25,662	64,544
Change in unrealized appreciation (depreciation) on securities sold short	—	—	—	—	—	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	(12,668)	252,259	(59,958)	—

Net unrealized gain (loss) on investments and foreign currencies	174,716,267	136,760,777	43,617,694	100,982,679	74,951,251	147,532,157

Net realized and unrealized gain (loss) on investments and foreign currencies	149,436,975	101,068,581	29,130,287	93,117,908	115,274,191	111,682,062

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$150,339,122	$108,025,287	$30,600,287	$97,910,327	$117,592,072	$119,432,640

* Net of foreign withholding taxes on interest and dividends of	$54,578	$1,039,336	$158,807	$803,253	$527,463	$1,279,033

** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$323,411	$—

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	Cash		Corporate		Global
	Management		Bond		Bond

	For the	For the	For the	For the	For the	For the
	year ended	year ended	year ended	year ended	year ended	year ended
	January 31,	January 31,	January 31,	January 31,	January 31,	January 31,
	2010	2009	2010	2009	2010	2009

OPERATIONS:
Net investment income (loss)	$(1,243,452)	$13,031,417	$62,116,339	$54,064,268	$6,338,516	$6,876,718
Net realized gain (loss) on investments and foreign currencies	(59,684)	(4,999,851)	1,650,001	(2,137,209)	9,776,699	7,088,276
Net unrealized gain (loss) on investments and foreign currencies	188,126	(2,155,106)	166,783,810	(116,966,549)	11,440,642	(21,515,288)

Net increase (decrease) in net assets resulting from operations	(1,115,010)	5,876,460	230,550,150	(65,039,490)	27,555,857	(7,550,294)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	(5,163,571)	(10,752,069)	(14,958,784)	(11,394,252)	(3,032,313)	(3,432,434)
Net investment income — Class 2	(1,052,780)	(2,396,696)	(2,913,343)	(2,167,090)	(586,682)	(717,843)
Net investment income — Class 3	(6,846,690)	(12,237,185)	(36,395,713)	(24,356,257)	(4,786,624)	(4,611,061)
Net realized gain on securities — Class 1	—	—	—	—	(2,123,476)	(652,402)
Net realized gain on securities — Class 2	—	—	—	—	(428,842)	(142,499)
Net realized gain on securities — Class 3	—	—	—	—	(3,598,625)	(941,494)

Total distributions to shareholders	(13,063,041)	(25,385,950)	(54,267,840)	(37,917,599)	(14,556,562)	(10,497,733)

Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	(272,111,488)	129,185,836	30,421,185	42,261,521	9,488,850	17,151,540

TOTAL INCREASE (DECREASE) IN NET ASSETS	(286,289,539)	109,676,346	206,703,495	(60,695,568)	22,488,145	(896,487)

NET ASSETS:
Beginning of period	769,517,653	659,841,307	784,660,581	845,356,149	246,552,239	247,448,726

End of period†	$483,228,114	$769,517,653	$991,364,076	$784,660,581	$269,040,384	$246,552,239

† Includes accumulated undistributed net investment income (loss)	$5,083	$13,031,417	$61,847,981	$53,985,219	$9,702,040	$7,723,779

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	High-Yield		Total Return
	Bond		Bond		Balanced

	For the	For the	For the	For the	For the	For the
	year ended	year ended	year ended	year ended	year ended	year ended
	January 31,	January 31,	January 31,	January 31,	January 31,	January 31,
	2010	2009	2010	2009	2010	2009

OPERATIONS:
Net investment income (loss)	$26,473,214	$25,991,886	$10,669,923	$5,071,661	$2,421,974	$3,915,002
Net realized gain (loss) on investments and foreign currencies	(19,241,156)	(22,945,727)	15,093,153	7,069,258	(8,386,720)	(22,400,394)
Net unrealized gain (loss) on investments and foreign currencies	76,353,995	(74,186,573)	12,288,892	(676,557)	33,590,322	(26,371,259)

Net increase (decrease) in net assets resulting from operations	83,586,053	(71,140,414)	38,051,968	11,464,362	27,625,576	(44,856,651)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	(10,097,557)	(13,552,532)	(2,094,034)	(2,569,854)	(3,054,257)	(4,174,909)
Net investment income — Class 2	(2,098,261)	(2,479,341)	(414,840)	(391,937)	(365,647)	(504,301)
Net investment income — Class 3	(10,458,463)	(10,899,745)	(4,259,371)	(3,085,990)	(522,698)	(590,990)
Net realized gain on securities — Class 1	—	—	—	—	—	—
Net realized gain on securities — Class 2	—	—	—	—	—	—
Net realized gain on securities — Class 3	—	—	—	—	—	—

Total distributions to shareholders	(22,654,281)	(26,931,618)	(6,768,245)	(6,047,781)	(3,942,602)	(5,270,200)

Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	18,811,766	15,822,816	171,365,122	139,598,585	(8,951,413)	(28,763,875)

TOTAL INCREASE (DECREASE) IN NET ASSETS	79,743,538	(82,249,216)	202,648,845	145,015,166	14,731,561	(78,890,726)

NET ASSETS:
Beginning of period	205,293,542	287,542,758	226,726,066	81,710,900	111,974,591	190,865,317

End of period†	$285,037,080	$205,293,542	$429,374,911	$226,726,066	$126,706,152	$111,974,591

† Includes accumulated undistributed net investment income (loss)	$25,700,596	$21,881,492	$14,456,922	$6,221,049	$2,454,420	$3,937,435

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	MFS Total		Telecom		Equity
	Return		Utility		Index

	For the	For the	For the	For the	For the	For the
	year ended	year ended	year ended	year ended	year ended	year ended
	January 31,	January 31,	January 31,	January 31,	January 31,	January 31,
	2010	2009	2010	2009	2010	2009

OPERATIONS:
Net investment income (loss)	$20,509,349	$27,444,155	$1,313,399	$1,311,120	$285,197	$431,681
Net realized gain (loss) on investments and foreign currencies	(47,422,618)	(116,667,353)	(6,887,592)	(8,894,532)	(915,749)	(1,630,173)
Net unrealized gain (loss) on investments and foreign currencies	182,473,512	(165,480,678)	14,332,703	(12,244,068)	5,335,538	(9,671,198)

Net increase (decrease) in net assets resulting from operations	155,560,243	(254,703,876)	8,758,510	(19,827,480)	4,704,986	(10,869,690)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	(13,126,915)	(14,913,274)	(1,259,984)	(856,108)	(431,681)	(504,852)
Net investment income — Class 2	(2,274,371)	(2,690,878)	(184,051)	(124,011)	—	—
Net investment income — Class 3	(12,235,499)	(12,312,758)	(473,782)	(235,543)	—	—
Net realized gain on securities — Class 1	—	(31,068,765)	—	—	—	—
Net realized gain on securities — Class 2	—	(5,918,844)	—	—	—	—
Net realized gain on securities — Class 3	—	(28,066,811)	—	—	—	—

Total distributions to shareholders	(27,636,785)	(94,971,330)	(1,917,817)	(1,215,662)	(431,681)	(504,852)

Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	(65,082,112)	(55,478,888)	(4,635,256)	(5,324,767)	(3,150,744)	(2,979,900)

TOTAL INCREASE (DECREASE) IN NET ASSETS	62,841,346	(405,154,094)	2,205,437	(26,367,909)	1,122,561	(14,354,442)

NET ASSETS:
Beginning of period	712,670,315	1,117,824,409	34,148,333	60,516,242	15,906,797	30,261,239

End of period†	$775,511,661	$712,670,315	$36,353,770	$34,148,333	$17,029,358	$15,906,797

† Includes accumulated undistributed net investment income (loss)	$20,770,555	$27,616,570	$887,862	$1,558,213	$288,145	$433,582

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (continued)

			Equity		Davis Venture
	Growth-Income		Opportunities		Value

	For the	For the	For the	For the	For the	For the
	year ended	year ended	year ended	year ended	year ended	year ended
	January 31,	January 31,	January 31,	January 31,	January 31,	January 31,
	2010	2009	2010	2009	2010	2009

OPERATIONS:
Net investment income (loss)	$1,993,404	$3,170,167	$688,956	$1,115,238	$8,866,679	$18,630,372
Net realized gain (loss) on investments and foreign currencies	(13,408,631)	(37,781,302)	(24,167,455)	(29,850,931)	(71,164,397)	9,752,415
Net unrealized gain (loss) on investments and foreign currencies	67,708,522	(130,408,689)	55,233,685	(35,124,324)	496,065,465	(877,747,445)

Net increase (decrease) in net assets resulting from operations	56,293,295	(165,019,824)	31,755,186	(63,860,017)	433,767,747	(849,364,658)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	(2,823,983)	(3,453,548)	(717,311)	(1,302,111)	(10,534,129)	(17,073,788)
Net investment income — Class 2	(154,192)	(194,853)	(87,348)	(165,156)	(1,301,843)	(2,137,378)
Net investment income — Class 3	(191,992)	(191,208)	(310,430)	(559,269)	(6,641,313)	(9,191,807)
Net realized gain on securities — Class 1	—	(38,541,178)	—	(16,287,277)	(15,543,468)	(146,682,375)
Net realized gain on securities — Class 2	—	(2,567,011)	—	(2,359,467)	(2,202,662)	(20,542,112)
Net realized gain on securities — Class 3	—	(3,001,775)	—	(8,793,350)	(12,348,240)	(95,579,070)

Total distributions to shareholders	(3,170,167)	(47,949,573)	(1,115,089)	(29,466,630)	(48,571,655)	(291,206,530)

Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	(42,617,961)	(46,939,488)	(18,718,862)	(3,420,466)	(150,574,093)	(2,024,179)

TOTAL INCREASE (DECREASE) IN NET ASSETS	10,505,167	(259,908,885)	11,921,235	(96,747,113)	234,621,999	(1,142,595,367)

NET ASSETS:
Beginning of period	218,396,746	478,305,631	86,834,212	183,581,325	1,126,968,399	2,269,563,766

End of period†	$228,901,913	$218,396,746	$98,755,447	$86,834,212	$1,361,590,398	$1,126,968,399

† Includes accumulated undistributed net investment income (loss)	$1,993,430	$3,170,167	$596,984	$1,115,084	$8,786,696	$18,477,284

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	“Dogs” of		Alliance		Capital
	Wall Street		Growth		Growth

	For the	For the	For the	For the	For the	For the
	year ended	year ended	year ended	year ended	year ended	year ended
	January 31,	January 31,	January 31,	January 31,	January 31,	January 31,
	2010	2009	2010	2009	2010	2009

OPERATIONS:
Net investment income (loss)	$1,396,274	$2,014,287	$3,531,836	$2,146,000	$(107,247)	$(255,548)
Net realized gain (loss) on investments and foreign currencies	(14,305,725)	(4,974,860)	(15,091,958)	(95,404,429)	(4,806,970)	(16,699,505)
Net unrealized gain (loss) on investments and foreign currencies	26,008,277	(22,732,387)	150,062,162	(148,535,057)	25,111,790	(19,089,017)

Net increase (decrease) in net assets resulting from operations	13,098,826	(25,692,960)	138,502,040	(241,793,486)	20,197,573	(36,044,070)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	(1,108,690)	(1,167,845)	(1,524,536)	(582,566)	—	—
Net investment income — Class 2	(333,874)	(343,033)	(139,713)	—	—	—
Net investment income — Class 3	(571,723)	(499,943)	(501,907)	—	—	—
Net realized gain on securities — Class 1	—	(6,091,541)	—	—	—	—
Net realized gain on securities — Class 2	—	(1,890,592)	—	—	—	—
Net realized gain on securities — Class 3	—	(2,858,899)	—	—	—	—

Total distributions to shareholders	(2,014,287)	(12,851,853)	(2,166,156)	(582,566)	—	—

Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	(4,327,258)	(457,864)	(84,160,292)	(131,750,981)	(6,905,296)	26,455,011

TOTAL INCREASE (DECREASE) IN NET ASSETS	6,757,281	(39,002,677)	52,175,592	(374,127,033)	13,292,277	(9,589,059)

NET ASSETS:
Beginning of period	39,568,019	78,570,696	387,889,772	762,016,805	53,168,138	62,757,197

End of period†	$46,325,300	$39,568,019	$440,065,364	$387,889,772	$66,460,415	$53,168,138

† Includes accumulated undistributed net investment income (loss)	$1,396,274	$2,014,287	$3,606,391	$2,240,612	$(854)	$31,147

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	MFS Massachusetts		Fundamental		Blue Chip
	Investors Trust		Growth		Growth

	For the	For the	For the	For the	For the	For the
	year ended	year ended	year ended	year ended	year ended	year ended
	January 31,	January 31,	January 31,	January 31,	January 31,	January 31,
	2010	2009	2010	2009	2010	2009

OPERATIONS:
Net investment income (loss)	$1,962,814	$2,219,927	$(107,094)	$(313,839)	$66,456	$52,524
Net realized gain (loss) on investments and foreign currencies	(15,070,486)	(1,273,816)	(14,358,354)	(48,143,291)	(762,730)	(5,324,702)
Net unrealized gain (loss) on investments and foreign currencies	60,740,985	(70,310,605)	52,834,005	(38,709,650)	8,892,665	(9,248,835)

Net increase (decrease) in net assets resulting from operations	47,633,313	(69,364,494)	38,368,557	(87,166,780)	8,196,391	(14,521,013)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	(917,858)	(1,008,046)	—	—	(36,172)	(64,326)
Net investment income — Class 2	(165,705)	(161,095)	—	—	(7,807)	(19,496)
Net investment income — Class 3	(1,129,018)	(553,560)	—	—	(8,545)	(25,934)
Net realized gain on securities — Class 1	—	—	—	—	—	—
Net realized gain on securities — Class 2	—	—	—	—	—	—
Net realized gain on securities — Class 3	—	—	—	—	—	—

Total distributions to shareholders	(2,212,581)	(1,722,701)	—	—	(52,524)	(109,756)

Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	12,236,948	13,174,541	(20,787,712)	26,994,600	3,511,266	(6,134,627)

TOTAL INCREASE (DECREASE) IN NET ASSETS	57,657,680	(57,912,654)	17,580,845	(60,172,180)	11,655,133	(20,765,396)

NET ASSETS:
Beginning of period	146,973,737	204,886,391	128,378,077	188,550,257	24,532,682	45,298,078

End of period†	$204,631,417	$146,973,737	$145,958,922	$128,378,077	$36,187,815	$24,532,682

† Includes accumulated undistributed net investment income (loss)	$1,994,116	$2,211,034	$—	$—	$67,700	$52,525

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	Real		Small Company		Mid-Cap
	Estate		Value		Growth

	For the	For the	For the	For the	For the	For the
	year ended	year ended	year ended	year ended	year ended	year ended
	January 31,	January 31,	January 31,	January 31,	January 31,	January 31,
	2010	2009	2010	2009	2010	2009

OPERATIONS:
Net investment income (loss)	$4,380,848	$4,788,086	$706,594	$619,579	$(493,024)	$(932,851)
Net realized gain (loss) on investments and foreign currencies	(35,795,851)	(51,903,968)	(6,064,237)	(7,141,084)	(19,503,364)	(27,915,147)
Net unrealized gain (loss) on investments and foreign currencies	100,924,709	(93,058,285)	44,071,367	(44,495,260)	64,804,191	(50,005,272)

Net increase (decrease) in net assets resulting from operations	69,509,706	(140,174,167)	38,713,724	(51,016,765)	44,807,803	(78,853,270)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	(826,999)	(2,542,714)	(29,215)	(26,676)	—	—
Net investment income — Class 2	(185,932)	(524,496)	—	—	—	—
Net investment income — Class 3	(2,576,384)	(4,776,151)	(590,781)	(214,965)	—	—
Net realized gain on securities — Class 1	—	(10,607,216)	—	(64,672)	—	—
Net realized gain on securities — Class 2	—	(2,337,445)	—	—	—	—
Net realized gain on securities — Class 3	—	(22,142,267)	—	(1,250,808)	—	—

Total distributions to shareholders	(3,589,315)	(42,930,289)	(619,996)	(1,557,121)	—	—

Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	(7,810,034)	70,950,401	4,785,239	43,723,969	(14,315,118)	(23,199,642)

TOTAL INCREASE (DECREASE) IN NET ASSETS	58,110,357	(112,154,055)	42,878,967	(8,849,917)	30,492,685	(102,052,912)

NET ASSETS:
Beginning of period	155,163,531	267,317,586	81,261,203	90,111,120	112,305,181	214,358,093

End of period†	$213,273,888	$155,163,531	$124,140,170	$81,261,203	$142,797,866	$112,305,181

† Includes accumulated undistributed net investment income (loss)	$4,297,449	$3,589,315	$706,594	$619,996	$—	$30,077

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	Aggressive		Growth		Marsico Focused
	Growth		Opportunities		Growth

	For the	For the	For the	For the	For the	For the
	year ended	year ended	year ended	year ended	year ended	year ended
	January 31,	January 31,	January 31,	January 31,	January 31,	January 31,
	2010	2009	2010	2009	2010	2009

OPERATIONS:
Net investment income (loss)	$(141,846)	$80,945	$(639,373)	$(551,179)	$246,641	$451,800
Net realized gain (loss) on investments and foreign currencies	10,659,971	(65,883,176)	1,562,320	(17,323,920)	299,100	(14,572,724)
Net unrealized gain (loss) on investments and foreign currencies	9,599,500	5,192,844	15,549,607	(11,502,121)	21,417,805	(34,341,031)

Net increase (decrease) in net assets resulting from operations	20,117,625	(60,609,387)	16,472,554	(29,377,220)	21,963,546	(48,461,955)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	(59,998)	(476,254)	—	—	(169,551)	(171,930)
Net investment income — Class 2	—	(28,828)	—	—	(116,447)	(95,540)
Net investment income — Class 3	—	(47,958)	—	—	(172,561)	(97,256)
Net realized gain on securities — Class 1	—	—	—	—	—	(6,691,022)
Net realized gain on securities — Class 2	—	—	—	—	—	(5,657,076)
Net realized gain on securities — Class 3	—	—	—	—	—	(8,647,167)

Total distributions to shareholders	(59,998)	(553,040)	—	—	(458,559)	(21,359,991)

Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	(9,230,888)	(17,646,242)	16,450,414	20,422,640	(6,915,720)	831,283

TOTAL INCREASE (DECREASE) IN NET ASSETS	10,826,739	(78,808,669)	32,922,968	(8,954,580)	14,589,267	(68,990,663)

NET ASSETS:
Beginning of period	53,181,363	131,990,032	66,157,671	75,112,251	65,982,643	134,973,306

End of period†	$64,008,102	$53,181,363	$99,080,639	$66,157,671	$80,571,910	$65,982,643

† Includes accumulated undistributed net investment income (loss)	$99	$59,998	$—	$—	$246,587	$458,524

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (continued)

					International
			Small & Mid		Growth and
	Technology		Cap Value		Income

	For the	For the	For the	For the	For the	For the
	year ended	year ended	year ended	year ended	year ended	year ended
	January 31,	January 31,	January 31,	January 31,	January 31,	January 31,
	2010	2009	2010	2009	2010	2009

OPERATIONS:
Net investment income (loss)	$(266,978)	$(240,474)	$902,147	$2,089,952	$6,956,706	$11,981,059
Net realized gain (loss) on investments and foreign currencies	2,428,546	(15,963,029)	(25,279,292)	(19,606,494)	(35,692,196)	(176,446,179)
Net unrealized gain (loss) on investments and foreign currencies	7,602,914	(2,513,646)	174,716,267	(156,179,113)	136,760,777	(88,797,008)

Net increase (decrease) in net assets resulting from operations	9,764,482	(18,717,149)	150,339,122	(173,695,655)	108,025,287	(253,262,128)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	—	—	—	—	—	(5,225,628)
Net investment income — Class 2	—	—	(163,300)	(108,453)	—	(635,148)
Net investment income — Class 3	—	—	(1,926,652)	(769,745)	—	(7,424,077)
Net realized gain on securities — Class 1	—	—	—	—	—	(18,728,761)
Net realized gain on securities — Class 2	—	—	(854,373)	(2,490,324)	—	(2,446,187)
Net realized gain on securities — Class 3	—	—	(11,932,775)	(27,092,050)	—	(29,910,881)

Total distributions to shareholders	—	—	(14,877,100)	(30,460,572)	—	(64,370,682)

Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	6,775,626	(5,108,846)	(13,994,121)	89,165,735	(37,043,469)	87,336,272

TOTAL INCREASE (DECREASE) IN NET ASSETS	16,540,108	(23,825,995)	121,467,901	(114,990,492)	70,981,818	(230,296,538)

NET ASSETS:
Beginning of period	22,544,735	46,370,730	269,848,625	384,839,117	295,054,698	525,351,236

End of period†	$39,084,843	$22,544,735	$391,316,526	$269,848,625	$366,036,516	$295,054,698

† Includes accumulated undistributed net investment income (loss)	$(71)	$(1,132)	$902,147	$2,089,952	$10,354,506	$(315,744)

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (continued)

			International
	Global		Diversified
	Equities		Equities

	For the	For the	For the	For the
	year ended	year ended	year ended	year ended
	January 31,	January 31,	January 31,	January 31,
	2010	2009	2010	2009

OPERATIONS:
Net investment income (loss)	$1,470,000	$3,419,238	$4,792,419	$8,851,595
Net realized gain (loss) on investments and foreign currencies	(14,487,407)	(34,102,161)	(7,864,771)	(26,011,989)
Net unrealized gain (loss) on investments and foreign currencies	43,617,694	(48,656,286)	100,982,679	(198,078,913)

Net increase (decrease) in net assets resulting from operations	30,600,287	(79,339,209)	97,910,327	(215,239,307)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	(2,102,998)	(2,717,957)	(1,069,456)	(4,243,729)
Net investment income — Class 2	(195,711)	(244,800)	(348,694)	(1,449,728)
Net investment income — Class 3	(527,583)	(567,897)	(2,231,616)	(9,367,082
Net realized gain on securities — Class 1	—	—	—	(3,009,068)
Net realized gain on securities — Class 2	—	—	—	(1,083,283)
Net realized gain on securities — Class 3	—	—	—	(7,252,249)

Total distributions to shareholders	(2,826,292)	(3,530,654)	(3,649,766)	(26,405,139)

Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	(13,865,648)	(41,360,067)	(49,116,507)	(5,041,778)

TOTAL INCREASE (DECREASE) IN NET ASSETS	13,908,347	(124,229,930)	45,144,054	(246,686,224)

NET ASSETS:
Beginning of period	94,417,022	218,646,952	282,466,540	529,152,764

End of period†	$108,325,369	$94,417,022	$327,610,594	$282,466,540

† Includes accumulated undistributed net investment income (loss)	$1,621,898	$2,814,604	$7,164,089	$2,902,237

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	Emerging		Foreign
	Markets		Value
	Portfolio		Portfolio

	For the	For the	For the	For the
	year ended	year ended	year ended	year ended
	January 31,	January 31,	January 31,	January 31,
	2010	2009	2010	2009

OPERATIONS:
Net investment income (loss)	$2,317,881	$3,381,945	$7,750,578	$12,877,603
Net realized gain (loss) on investments and foreign currencies	40,322,940	(117,991,453)	(35,850,095)	(209,227)
Net unrealized gain (loss) on investments and foreign currencies	74,951,251	(71,689,199)	147,532,157	(246,763,312)

Net increase (decrease) in net assets resulting from operations	117,592,072	(186,298,707)	119,432,640	(234,094,936)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	—	(1,992,422)	—	—
Net investment income — Class 2	—	(230,079)	(992,746)	(1,534,793)
Net investment income — Class 3	—	(2,094,623)	(9,074,490)	(11,931,155)
Net realized gain on securities — Class 1	—	(39,022,613)	—	—
Net realized gain on securities — Class 2	—	(5,080,350)	(969,906)	(4,333,023)
Net realized gain on securities — Class 3	—	(50,362,610)	(9,278,735)	(35,125,519)

Total distributions to shareholders	—	(98,782,697)	(20,315,877)	(52,924,490)

Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	(17,513,486)	88,132,078	10,292,084	56,097,067

TOTAL INCREASE (DECREASE) IN NET ASSETS	100,078,586	(196,949,326)	109,408,847	(230,922,359)

NET ASSETS:
Beginning of period	159,355,691	356,305,017	316,270,165	547,192,524

End of period†	$259,434,277	$159,355,691	$425,679,012	$316,270,165

† Includes accumulated undistributed net investment income (loss)	$3,305,315	$454,152	$6,964,402	$9,760,747

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
NOTES TO FINANCIAL STATEMENTS

1. Description of Business and Basis of Presentation:  SunAmerica Series Trust (the “Trust”), organized as a Massachusetts business trust on September 11, 1992, is an open-end management investment company. The Trust is comprised of thirty-five separate investment series, thirty-one of which are included in this report. The four Portfolios of the Trust not included in this report are the American Funds Growth SAST Portfolio, American Funds Global Growth SAST Portfolio, American Funds Growth-Income SAST Portfolio and American Funds Asset Allocation SAST Portfolio (collectively, the “Feeder Funds”). The Feeder Funds operate in the manner of a “Fund of Funds,” investing in shares of an underlying mutual fund and have a December fiscal year end. Shares of the Trust are issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life policies. Shares of the Trust are held by separate accounts of SunAmerica Annuity and Life Assurance Company* (“SAAL”), an Arizona corporation, First SunAmerica Life Insurance Company, a New York corporation, AIG Life Insurance Company, a Delaware corporation, American International Life Assurance Company of New York, a New York corporation, American General Life Insurance Company, a Texas corporation, and The United States Life Insurance Company in The City of New York, a New York corporation. SAAL and First SunAmerica Life Insurance Company are wholly-owned subsidiaries of SunAmerica Life Insurance Company, an Arizona corporation. AIG Life Insurance Company, American International Life Assurance Company of New York, American General Life Insurance Company and The United States Life Insurance Company in The City of New York are indirect wholly-owned subsidiaries of American International Group, Inc. (“AIG”), a Delaware corporation. The life insurance companies listed above are collectively referred to as the “Life Companies.”

The Trust issues separate series of shares (the “Portfolios”), each of which represents a separate managed portfolio of securities with its own investment objectives. All shares may be purchased or redeemed at net asset value without any sales or redemption charges.

Class 1 shares, Class 2 shares and Class 3 shares of each Portfolio may be offered only in connection with certain variable contracts. Class 2 and 3 shares of a given Portfolio are identical in all respects to Class 1 shares of the same Portfolio, except that (i) each class may bear differing amounts of certain class-specific expenses; (ii) Class 2 and 3 shares are subject to service fees while Class 1 shares are not; and (iii) Class 2 and 3 shares have voting rights on matters that pertain to the Rule 12b-1 plan adopted with respect to Class 2 and 3 shares. Class 2 and 3 shares of each Portfolio pay service fees at an annual rate of 0.15% and 0.25%, respectively, of each class’s average daily net assets. The Board of Trustees may establish additional portfolios or classes in the future.

The investment goals for each of the Portfolios included in this report are as follows:

The Cash Management Portfolio seeks high current yield consistent with liquidity and preservation of capital by investing in a diversified selection of money market instruments.

The Corporate Bond Portfolio seeks high total return with only moderate price risk by investing, under normal circumstances, at least 80% of net assets in fixed income securities (corporate bonds), but invests primarily in investment grade fixed income securities; and may invest up to 35% in fixed income securities rated below investment grade or “junk bonds.”

The Global Bond Portfolio seeks high total return, emphasizing current income and, to a lesser extent, capital appreciation, by investing, under normal circumstances, at least 80% of net assets in high quality fixed income securities of U.S. and foreign issuers and transactions in foreign currencies.

The High-Yield Bond Portfolio seeks high current income and, secondarily, capital appreciation by investing, under normal circumstances, at least 80% of net assets in intermediate and long-term corporate obligations, emphasizing high-yield, high-risk fixed income securities (junk bonds) with a primary focus on “B” rated high-yield securities.

The Total Return Bond Portfolio seeks maximum total return consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve the investment objective by investing under normal circumstances at least 80% of its net assets in a diversified portfolio of bonds including U.S. and foreign fixed-income investments with varying maturities.

The Balanced Portfolio seeks conservation of principal and capital appreciation by maintaining at all times a balanced portfolio of common stocks and bonds, with at least 25% invested in fixed income securities.

The MFS Total Return Portfolio seeks reasonable current income, long-term capital growth and conservation of capital by investing primarily in equity and fixed income securities.

The Telecom Utility Portfolio seeks total return by investing, under normal circumstances, at least 80% of net assets in equity and debt securities of utility companies.

* Effective June 20, 2009 AIG SunAmerica Life Assurance Company changed its name to SunAmerica Annuity and Life Assurance Company.

The Equity Index Portfolio seeks investment results that correspond with the performance of the Standard & Poor’s 500® Composite Stock Price Index (“S&P 500®”) by investing, under normal circumstances, at least 90% of net assets in common stocks included in the S&P 500®.

The Growth-Income Portfolio seeks growth of capital and income by investing primarily in common stocks (principally large-cap and mid-cap) or securities that demonstrate the potential for appreciation and/or dividends.

The Equity Opportunities Portfolio seeks long-term capital appreciation by investing under normal circumstances, at least 80% of its net assets in equity investments selected by their potential to achieve capital appreciation over the long-term.

The Davis Venture Value Portfolio seeks growth of capital by investing primarily in common stocks of companies with market capitalizations of at least $10 billion, but may also invest in stocks with smaller capitalizations.

The “Dogs” of Wall Street Portfolio seeks total return (including capital appreciation and current income) by investing in 30 high dividend yielding common stocks selected quarterly from the Dow Jones Industrial Average and the broader market.

The Alliance Growth Portfolio seeks long-term growth of capital by investing primarily in equity securities of a limited number of large, carefully selected, high quality U.S. companies that are judged likely to achieve superior earnings.

The Capital Growth Portfolio seeks capital appreciation by investing in equity investments selected for their potential to achieve capital appreciation over the long term.

The MFS Massachusetts Investors Trust Portfolio seeks reasonable growth of income and long-term growth of capital and appreciation by investing primarily, under normal market conditions, at least 65% of its assets in equity securities.

The Fundamental Growth Portfolio seeks capital appreciation by investing primarily in common and preferred stocks of U.S. companies, with a focus on equity securities of large capitalization companies the subadviser believes offer potential for capital growth that have the prospect for improving sales and earnings growth rates.

The Blue Chip Growth Portfolio seeks capital appreciation by investing, under normal circumstances, at least 80% of net assets in common stocks that demonstrate the potential for capital appreciation, issued by large-cap companies.

The Real Estate Portfolio seeks total return through a combination of growth and income by investing, under normal circumstances, at least 80% of net assets in securities of companies principally engaged in or related to the real estate industry or that own significant real estate assets or that primarily invest in real estate financial instruments.

The Small Company Value Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of net assets in a broadly diversified portfolio of equity securities of small companies.

The Mid-Cap Growth Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of net assets in equity securities of medium-sized companies that its subadviser believes have above-average growth potential.

The Aggressive Growth Portfolio seeks capital appreciation by investing primarily in equity securities of high growth companies including small and medium sized growth companies with market capitalizations of $1.5 billion to $15 billion.

The Growth Opportunities Portfolio seeks capital appreciation by investing primarily in equity securities that demonstrate the potential for capital appreciation, issued generally by small-cap companies.

The Marsico Focused Growth Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 65% in equity securities of companies selected for their long term growth potential with a general core position of 20 to 30 common stocks.

The Technology Portfolio seeks capital appreciation by investing, under normal circumstances, at least 80% of net assets in equity securities that demonstrate the potential for capital appreciation, issued by companies the subadviser believes are positioned to benefit from involvement in technology and technology-related industries worldwide.

The Small & Mid Cap Value Portfolio seeks long-term growth of capital by investing, under normal circumstances at least 80% of net assets in equity securities of companies with small and medium market capitalizations that the subadviser determines to be undervalued.

The International Growth and Income Portfolio seeks growth of capital and, secondarily, current income by investing primarily in common stocks of companies outside the U.S. that the subadviser considers undervalued by the market and offers a potential for income.

The Global Equities Portfolio seeks long-term growth of capital by investing primarily in common stocks or securities with common stock characteristics of U.S. and foreign issuers, that demonstrate the potential for appreciation and engages in transactions in foreign currencies. Under normal circumstances, at least 80% of net assets of the Portfolio will be invested in equity securities.

The International Diversified Equities Portfolio seeks long-term capital appreciation by investing primarily (in accordance with country and sector weightings determined by its subadviser) in securities of foreign issuers that, in the aggregate, replicate broad country and sector indices. Under normal circumstances, at least 80% of net assets of the Portfolio will be invested in equity securities, primarily common stock, convertible securities, warrants and rights.

The Emerging Markets Portfolio seeks long-term capital appreciation by investing, under normal circumstances, at least 80% of net assets in common stocks and other equity securities of companies that its subadviser believes have above-average growth prospects primarily in emerging markets outside the U.S.

The Foreign Value Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of net assets in equity and debt securities of companies and governments outside the U.S., including emerging markets.

Indemnifications:  The Trust’s organizational documents provide current and former officers and trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust. In addition, pursuant to Indemnification Agreements between the Trust and each of the current (and certain former) trustees who is not an “interested person,” as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”), of the Trust (collectively, the “Disinterested Trustees”), the Trust provides the Disinterested Trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust, whether such liabilities are asserted during or after their service as trustees. In addition, in the normal course of business the Trust enters into contracts that contain the obligation to indemnify others. The Trust’s maximum exposure under these arrangements is unknown. Currently, however, the Trust expects the risk of loss to be remote.

2. Significant Accounting Policies:  The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates and those differences could be significant. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements:

Security Valuations:  Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange, securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, a portfolio uses the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the open Portfolio’s shares, and the Portfolio may determine that certain closing prices do not reflect the fair value of the securities. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If the Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board of Trustees (“the Board”) to reflect what it believes to be the fair value of the securities as of the close of regular trading on the New York Stock Exchange. The Portfolio may also fair value securities in other situations, for example, when a particular foreign market is closed but the Portfolio is open. For foreign equity securities, the Portfolio uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices.

Non-convertible bonds and debentures, other long-term debt securities, and short term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available. The pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spreads models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a vendor quote is unavailable the securities may be priced at the mean of two independent quotes obtained from brokers.

Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Portfolio if acquired within 60 days of maturity or, if already held by the Portfolio on the 60th day, are amortized to maturity based on the value determined on the 61st day.

Senior Secured Floating Rate Loans (“Loans”) for which an active secondary market exists to a reliable degree, will be valued at the mean of the last available bid and ask prices in the market for such Loans, as provided by a third party pricing service.

Future contracts and options traded on national securities exchanges are valued as of the close of the exchange upon which they trade. Forward contracts are valued at the 4:00 p.m. eastern time forward rate. Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) in what is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or over-the-counter market. Swaps contracts are marked to market daily based upon quotations received from an approved outside pricing service or market makers.

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Securities for which market quotations are not readily available or if a development/significant event occurs that may significantly impact the value of the security, then these securities are valued, as determined pursuant to procedures adopted in good faith by the Board. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

The various inputs that may be used to determine the value of the Portfolios’ investments are summarized into three levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical securities
Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, etc.)
Level 3 — Significant unobservable inputs (includes inputs that reflect the Portfolios’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of the inputs used to value the Portfolios’ net assets as of January 31, 2010, are reported on a schedule following the Portfolio of Investments.

Derivative Instruments:

The following tables represent the value of derivatives held as of January 31, 2010, by their primary underlying risk exposure and respective location on the Statement of Assets and Liabilities and the effect of derivatives on the Statement of Operations for the year ending January 31, 2010:

Corporate Bond
	Asset Derivatives 2010		Liability Derivatives 2010
	Statements of Assets and		Statements of Assets and
Derivative Contracts(1)	Liabilities Location	Fair Value	Liabilities Location	Fair Value

Interest rate contracts(2)	Variation margin on futures contracts	$—	Variation margin on futures contracts	$181,250

			Change in Unrealized Appreciation
	Location of Gain (Loss) on Derivatives	Realized Gain (Loss) on Derivatives	(Depreciation) on Derivatives
Derivative Contracts(1)	Recognized in Statement of Operations	Recognized in Statement of Operations	Recognized in Statement of Operations

Interest rate contracts(2)	Net realized gain (loss) on futures contracts, written options contracts and swap contracts/Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	$(2,615,483)	$1,254,189

(1)	The Portfolio’s derivative contracts held during the year ended January 31, 2010, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.

(2)	The average notional par amount outstanding for interest rate futures contracts was $277,167.

	Global Bond
	Asset Derivatives 2010		Liability Derivatives 2010
	Statements of Assets and		Statements of Assets and
Derivative Contracts(1)	Liabilities Location	Fair Value	Liabilities Location	Fair Value

Interest rate contracts(2)(3)	Variation margin on futures contracts	$238,043	Variation margin on futures contracts	$—
	Unrealized appreciation on swap contracts	660,340	Unrealized depreciation on swap contracts	569,496
Foreign exchange contracts(4)	Unrealized appreciation on forward foreign currency contracts	3,407,709	Unrealized depreciation on forward foreign currency contracts	2,057,245

		$4,306,092		$2,626,741

			Change in Unrealized Appreciation
	Location of Gain (Loss) on Derivatives	Realized Gain (Loss) on Derivatives	(Depreciation) on Derivatives
Derivative Contracts(1)	Recognized in Statement of Operations	Recognized in Statement of Operations	Recognized in Statement of Operations

Interest rate contracts(2)(3)	Net realized gain (loss) on futures contracts, written options contracts and swap contracts/Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	$2,658,420	$303,260
Foreign exchange contracts(4)	Net realized foreign exchange gain (loss) on other assets and liabilities/Change in unrealized foreign exchange gain (loss) on other assets and liabilities	(1,316,039)	672,734

		$1,342,381	$975,994

(1)	The Portfolio’s derivative contracts held during the year ended January 31, 2010, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.

(2)	The average notional par amount outstanding for interest rate futures contracts was $4,938,067.

(3)	The average notional par amount outstanding for interest rate swap contracts was $120,415,696.

(4)	The average notional par amount outstanding for forward foreign currency contracts was $165,007,938.

	Total Return Bond
	Asset Derivatives 2010		Liability Derivatives 2010
	Statements of Assets and		Statements of Assets and
Derivative Contracts(1)	Liabilities Location	Fair Value	Liabilities Location	Fair Value

Interest rate contracts(2)(3)(4)	Variation margin on futures contracts	$68,858	Variation margin on futures contracts	$—
	Unrealized appreciation on swap contracts	78,116	Unrealized depreciation on swap contracts	25,341
	Call and put options written, at market value	—	Call and put options written, at market value	297,824
Credit contracts(5)	Unrealized appreciation on swap contracts	19,419	Unrealized depreciation on swap contracts	236,983
Foreign exchange contracts(6)	Unrealized appreciation on forward foreign currency contracts	668,030	Unrealized depreciation on forward foreign currency contracts	435,080

		834,423		995,228

			Change in Unrealized Appreciation
	Location of Gain (Loss) on Derivatives	Realized Gain (Loss) on Derivatives	(Depreciation) on Derivatives Recognized
Derivative Contracts(1)	Recognized in Statement of Operations	Recognized in Statement of Operations	in Statement of Operations

Interest rate contracts(2)(3)(4)(7)	Net realized gain (loss) on futures contracts, written options contracts and swap contracts/Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	$7,043,663	$1,082,001
	Net realized gain (loss) on investments (unaffiliated)/Change in unrealized appreciation (depreciation) on investments (unaffiliated) (includes purchased options)	269,141	(299,757)
Credit contracts(5)	Net realized gain (loss) on futures contracts, written options contracts and swap contracts/Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	42,563	(670,417)
Foreign exchange contracts(6)	Net realized foreign exchange gain (loss) on other assets and liabilities/Change in unrealized foreign exchange gain (loss) on other assets and liabilities	(544,990)	387,645

		$6,810,377	$499,472

(1)	The Portfolio’s derivative contracts held during the year ended January 31, 2010, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.

(2)	The average notional par amount outstanding for interest rate futures contracts was $2,142,604.

(3)	The average notional par amount outstanding for interest rate swap contracts was $41,481,113.

(4)	The average notional par amount outstanding for interest rate written options contracts was $19,299,083.

(5)	The average notional par amount outstanding for credit contracts was $15,208,691.

(6)	The average notional par amount outstanding for forward foreign currency contracts was $21,544,852.

(7)	The average notional par amount outstanding for interest rate purchased options contracts was $2,583,333.

	Balanced
	Asset Derivatives 2010		Liability Derivatives 2010
	Statements of Assets and		Statements of Assets and
Derivative Contracts(1)	Liabilities Location	Fair Value	Liabilities Location	Fair Value

Interest rate contracts(2)	Variation margin on futures contracts	$1,539	Variation margin on futures contracts	$—
Equity contracts(3)	Variation margin on futures contracts	—	Variation margin on futures contracts	7,480

		$1,539		$7,480

			Change in Unrealized Appreciation
	Location of Gain (Loss) on Derivatives	Realized Gain (Loss) on Derivatives	(Depreciation) on Derivatives Recognized
Derivative Contracts(1)	Recognized in Statement of Operations	Recognized in Statement of Operations	in Statement of Operations

Interest rate contracts(2)	Net realized gain (loss) on futures contracts, written options contracts and swap contracts/Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	$(54,398)	$(58,139)
Equity contracts(3)	Net realized gain (loss) on futures contracts, written options contracts and swap contracts/Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	$18,950	$(15,639)

		$(35,448)	$(73,778)

(1)	The Portfolio’s derivative contracts held during the year ended January 31, 2010, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.

(2)	The average notional par amount outstanding for interest rate futures contracts was $47,750.

(3)	The average notional par amount outstanding for equity futures contracts was $230.

Telecom Utility
	Asset Derivatives 2010		Liability Derivatives 2010
	Statements of Assets and		Statements of Assets and
Derivative Contracts(1)	Liabilities Location	Fair Value	Liabilities Location	Fair Value

Foreign exchange contracts(2)	Unrealized appreciation on forward foreign currency contracts	$151,094	Unrealized depreciation on forward foreign currency contracts	$34,038

			Change in Unrealized Appreciation
	Location of Gain (Loss) on Derivatives	Realized Gain (Loss) on Derivatives	(Depreciation) on Derivatives
Derivative Contracts(1)	Recognized in Statement of Operations	Recognized in Statement of Operations	Recognized in Statement of Operations

Foreign exchange contracts(2)	Net realized foreign exchange gain (loss) on other assets and liabilities/Change in unrealized foreign exchange gain (loss) on other assets and liabilities	$(80,524)	$(242,546)

(1)	The Portfolio’s derivative contracts held during the year ended January 31, 2010, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.

(2)	The average notional par amount outstanding for forward foreign currency contracts was $4,536,622.

	Equity Index
	Asset Derivatives 2010		Liability Derivatives 2010
Derivative Contracts(1)	Statements of Assets and Liabilities Location	Fair Value	Statements of Assets and Liabilities Location	Fair Value

Equity contracts(2)	Variation margin on futures contracts	$—	Variation margin on futures contracts	$4,840

			Change in Unrealized Appreciation
	Location of Gain (Loss) on Derivatives	Realized Gain (Loss) on Derivatives	(Depreciation) on Derivatives
Derivative Contracts(1)	Recognized in Statement of Operations	Recognized in Statement of Operations	Recognized in Statement of Operations

Equity contracts(2)	Net realized gain (loss) on futures contracts, written options contracts and swap contracts/Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	$230,083	$13,317

(1)	The Portfolio’s derivative contracts held during the year ended January 31, 2010, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.

(2)	The average notional par amount outstanding for equity futures contracts was $775.

International Growth and Income
	Asset Derivatives 2010		Liability Derivatives 2010
	Statements of Assets and		Statements of Assets and
Derivative Contracts(1)	Liabilities Location	Fair Value	Liabilities Location	Fair Value

Foreign exchange contracts(2)	Unrealized appreciation on forward foreign currency contracts	$1,670,616	Unrealized depreciation on forward foreign currency contracts	$2,911,650

			Change in Unrealized Appreciation
	Location of Gain (Loss) on Derivatives	Realized Gain (Loss) on Derivatives	(Depreciation) on Derivatives
Derivative Contracts(1)	Recognized in Statement of Operations	Recognized in Statement of Operations	Recognized in Statement of Operations

Foreign exchange contracts(2)	Net realized foreign exchange gain (loss) on other assets and liabilities/Change in unrealized foreign exchange gain (loss) on other assets and liabilities	$2,389,736	$1,027,449

(1)	The Portfolio’s derivative contracts held during the year ended January 31, 2010, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.

(2)	The average notional par amount outstanding for forward foreign currency contracts was $202,323,957.

	International Diversified Equities
	Asset Derivatives 2010		Liability Derivatives 2010
	Statements of Assets and		Statements of Assets and
Derivative Contracts(1)	Liabilities Location	Fair Value	Liabilities Location	Fair Value

Equity contracts(2)	Variation margin on futures contracts	$—	Variation margin on futures contracts	$1,578,654
Foreign exchange contracts(3)	Unrealized appreciation on forward foreign currency contracts	975,472	Unrealized depreciation on forward foreign currency contracts	2,712,777

		$975,472		$4,291,431

			Change in Unrealized Appreciation
	Location of Gain (Loss) on Derivatives	Realized Gain (Loss) on Derivatives	(Depreciation) on Derivatives
Derivative Contracts(1)	Recognized in Statement of Operations	Recognized in Statement of Operations	Recognized in Statement of Operations

Equity contracts(2)	Net realized gain (loss) on futures contracts, written options contracts and swap contracts/Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	$4,749,407	$38,676
Foreign exchange contracts(3)	Net realized foreign exchange gain (loss) on other assets and liabilities/Change in unrealized foreign exchange gain (loss) on other assets and liabilities	4,136,199	(1,055,327)

		$8,885,606	$(1,016,651)

(1)	The Portfolio’s derivative contracts held during the year ended January 31, 2010, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.

(2)	The average notional par amount outstanding for equity futures contracts was $309,547.

(3)	The average notional par amount outstanding for forward foreign currency contracts was $119,143,127.

	Emerging Markets
	Asset Derivatives 2010		Liability Derivatives 2010
Derivative Contracts(1)	Statements of Assets and Liabilities Location	Fair Value	Statements of Assets and Liabilities Location	Fair Value

Equity contracts(2)	Unrealized appreciation on swap contracts	$—	Unrealized depreciation on swap contracts	$157,021

			Change in Unrealized Appreciation
	Location of Gain (Loss) on Derivatives	Realized Gain (Loss) on Derivatives	(Depreciation) on Derivatives Recognized in
Derivative Contracts(1)	Recognized in Statement of Operations	Recognized in Statement of Operations	Statement of Operations

Equity contracts(2)(4)	Net realized gain (loss) on futures contracts, written options contracts and swap contracts/Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	$3,804,889	$310,217
Foreign exchange contracts(3)	Net realized foreign exchange gain (loss) on other assets and liabilities/Change in unrealized foreign exchange gain (loss) on other assets and liabilities	(586,048)	—

		$3,218,841	$310,217

(1)	The Portfolio’s derivative contracts held during the year ended January 31, 2010, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.

(2)	The average notional par amount outstanding for equity swap contracts was $4,693,129.

(3)	The average notional par amount outstanding for forward foreign currency contracts was $2,601,136.

(4)	The average notional par amount outstanding for equity written options contract was $2,825.

Forward Foreign Currency Contracts.  Certain Portfolios may enter into forward foreign currency contracts (“forward contracts”) for various purposes, including to facilitate settlement of foreign currency denominated portfolio transactions, to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates or to enhance return. As of January 31, 2010, the following Portfolios had open forward contracts: Global Bond, Total Return Bond, Telecom Utility, International Growth and Income, and International Diversified Equities Portfolios, which are reported on a schedule following the Portfolio of Investments.

A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the change in market value is recorded by the Portfolio as unrealized gain or loss on the Statement of Assets and Liabilities. On the settlement date, the Portfolio records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks to the Portfolios of entering into forward contracts include credit risk and market risk. Credit risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, the Portfolio’s loss will generally consist of the net amount of contractual payments that the Portfolio has not yet received though the Portfolio’s maximum risk due to counterparty credit risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

Futures Contracts.  Certain of the Portfolios may enter into futures contracts for various purposes, including to increase or decrease exposure to equity or bond markets, or to hedge against changes in interest rates, prices of stocks, bonds or other instruments, or currency rates, or to enhance income or total return. As of January 31, 2010, the following Portfolios had open futures contracts: Corporate Bond, Global Bond, Total Return Bond, Balanced, Equity Index, and International Diversified Equities Portfolios, which are reported on a schedule following the Portfolio of Investments.

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Portfolio will be required to segregate an initial margin payment of cash or other liquid securities with the Futures Commission Merchant (the “broker”). Common futures contracts include interest rate futures, single stock futures, stock index futures and currency futures. An interest rate futures contract is a contract to buy or sell specified debt securities at a future time for a fixed price. A single stock futures contract is based on a single stock. A stock index futures contract is similar in economic effect to a single stock futures contract, except that rather than being based on a specific security it is based on a specified index of stocks and not the stocks themselves. A currency futures contract is a contract to buy or sell a specific foreign currency at a future time for a fixed price.

A Portfolio’s participation in the futures markets involves certain risks, including imperfect correlation between movements in the price of futures contracts and movements in the price of the securities hedged or used for cover. Pursuant to a contract, the Portfolios agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Portfolios as unrealized appreciation or depreciation on the Statement of Assets and Liabilities. When a contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts may be conducted through regulated exchanges that minimize counter-party credit risks.

The primary risk to the Portfolios of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security(ies). Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

Options.  Certain Portfolios may enter into option contracts for various purposes, including to facilitate trading, increase or decrease a Portfolio’s market exposure, to seek higher investment returns, to seek protection against a decline in the value of a Portfolio’s securities or an increase in prices of securities that may be purchased, or to generate income. As of January 31, 2010, the following Portfolio had open options contracts: Total Return Bond Portfolio, which are reported on a schedule following the Portfolio of Investments.

An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. When a Portfolio writes a call or a put option, it receives a premium which is equal to the current market value of the option written. The premiums on written options are recorded as a liability on the Statement of Assets and Liabilities. If a Portfolio purchases a call or a put option, it pays a premium which reflects the current market value of the option and which is included on the Portfolio’s Statement of Assets and Liabilities as an investment. The option position is marked to market daily and its value fluctuates based upon the value of the underlying financial instrument, time to expiration, cost of borrowing funds, and volatility of the value of the underlying financial instrument. If an option which the Portfolio has written either expires on its stipulated expiration date, or if the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which the Portfolio has written is exercised, the Portfolio realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which the Portfolio has written is exercised, the amount of the premium originally received reduces the cost of the security which the Portfolio purchased upon exercise of the option. Options may be traded on a national securities exchange or in the over-the-counter (OTC) market.

Risks to the Portfolios of entering into option contracts include credit risk, market risk and, with respect to OTC options, illiquidity risk. Credit risk arises from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, the Portfolio’s loss will consist of the net amount of contractual payments that the Portfolio has not yet received. Market risk is the risk that there will be an unfavorable change in the value of the underlying securities. There is also the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market. In addition, unlisted options are not traded on an exchange and may not be as actively traded as listed options, making the valuation of such securities more difficult. An unlisted option also entails a greater risk that the party on the other side of the option transaction may default, which would make it impossible to close out an unlisted option position in some cases, and profits related to the transaction lost thereby.

Swap Contracts:  Certain Portfolios have entered into credit default, equity and/or total return and interest rate contracts. Generally, a swap contract is a privately negotiated agreement between a Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap contracts are either marked-to-market daily based upon quotations received from an approved outside pricing service, market makers or are calculated using standard models and current market data. Any change, in market value is recorded as an unrealized gain or loss. In connection with these contracts, securities or cash may be identified as collateral in accordance with the terms of the respective swap contract to provide assets of value and recourse in the event of default or bankruptcy/insolvency. The Portfolios amortize upfront payments and receipts on the swap contracts on a daily basis. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss. Net periodic payments made or received by the Portfolios are included as part of realized gain (loss).

Credit Default Swap Agreements:  Certain Portfolios may enter into credit default swap agreements (“credit default swaps”) for various purposes, including managing credit risk (i.e., hedging), enhancing returns or speculation. As of January 31, 2010, the following Portfolio had open credit default swaps: Total Return Bond Portfolio, which are reported on a schedule following the Portfolio of Investments.

Credit default swaps are bilateral contracts in which one party makes periodic fixed-rate payments or a one time premium payment (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified payment in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swaps, a Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, a Portfolio would be subject to investment exposure on the notional amount of the swap.

If a Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

As a buyer of protection on credit default swaps, a Portfolio will make periodic payments, similar to an insurance premium, the seller of protection agrees to compensate the Portfolio for future potential losses as a result of a credit event on the reference bond or other asset. The Portfolio effectively transfers the credit event risk of the reference bond or asset from it to the seller of protection.

If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swaps on corporate issues or sovereign issues of an emerging country are bilateral contracts in which the buyer of protection makes periodic fixed payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Portfolio may use credit default swaps on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce credit risk where a Portfolio owns or has exposure to the referenced obligation) or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swaps on asset-backed securities are bilateral contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. Unlike credit default swaps on corporate issues or sovereign issues of an emerging country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A Portfolio may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular referenced obligation’s default.

Credit default swaps on credit indices are bilateral contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds which is less expensive than it would be to enter into many credit default swaps to achieve a similar effect. Credit-default swaps on indices are used for protecting investors owning bonds against default, and also to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swaps on corporate issues or sovereign issues of an emerging country as of period end are disclosed in the footnotes to the Schedules of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-based securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a Portfolio as a seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swaps outstanding as of January 31, 2010 for which a Portfolio is the seller of protection, if any, are disclosed in the footnotes to the Portfolio of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swaps entered into by a Portfolio for the same referenced entity or entities.

Equity Swap Agreements:  Certain Portfolios may enter into equity swap agreements (“equity swaps”) for various purposes, including to hedge exposure to market risk or to gain exposure to a security or market index. As of January 31, 2010, the following Portfolio had open Equity Swap Agreements: Emerging Markets Portfolio, which are reported on a schedule following the Portfolio of Investments.

Equity swaps, a type of total return swap, are contracts that are typically entered into for the purpose of investing in a security or index without owning or taking physical custody of securities. Total return swaps are contracts that obligate a party to pay or receive interest in exchange for the payment by the other party of the total return generated by a security, a basket of securities, an index or an index component. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Portfolio will receive a payment from or make a payment to the counterparty.

The counterparty to an equity swap will typically be a bank, investment banking firm or broker/dealer. Equity swaps may be structured in different ways. The counterparty will generally agree to pay the Portfolio the amount, if any, by which the notional amount of the equity swap contract would have increased in value had it been invested in particular stocks (or an index of stocks), plus the dividends that would have been received on those stocks. In these cases, the Portfolio may agree to pay to the counterparty a floating rate of interest on the notional amount of the equity swap contract plus the amount, if any, by which that notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to the Portfolio on any equity swap should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Portfolio on the notional amount. In other cases, the counterparty and the Portfolio may agree to pay the other the difference between the relative investment performances that would have been achieved if the notional amount of the equity swap contract had been invested in different stocks (or indices of stocks).

A Portfolio will generally enter into equity swaps only on a net basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of an equity swap contract or periodically during its term. Equity swaps normally do not involve the delivery of securities or other underlying assets.

Accordingly, the risk of loss with respect to equity swaps is normally limited to the net amount of payments that a Portfolio is contractually obligated to make. If the counterparty to an equity swap defaults, the Portfolio’s risk of loss consists of the net discounted amount of payments that the Portfolio is contractually entitled to receive, if any. In addition, the value of some components of an equity swap (such as the dividends on a common stock) may also be sensitive to changes in interest rates.

Interest Rate Swap Agreements:  Certain Portfolios may enter into interest rate swap agreements (“interest rate swaps”) for various purposes, including managing exposure to fluctuations in interest rates or for speculation. As of January 31, 2010, the following Portfolios had open interest rate swaps: Global Bond and Total Return Bond Portfolios, which are reported on a schedule following the Portfolios of Investments.

Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Since interest rate swaps are individually negotiated, the Portfolios expect to achieve an acceptable degree of correlation between their respective portfolio investments and their interest rate positions. Portfolios will enter into interest rate swaps only on a net basis, which means that the two payment streams are netted out, with the Portfolios receiving or paying, as the case may be, only the net amount of the two payments. Interest rate swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that the Portfolio is contractually obligated to make. If the other party to an interest rate swap defaults, the Portfolio’s risk of loss consists of the net discounted amount of interest payments that the Portfolio is contractually entitled to receive, if any. The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

Risks of Entering into Swap Agreements:  Risks to the Portfolios of entering into credit default swaps, equity swaps and interest rate swaps, include credit risk, market risk, counterparty risk, liquidity risk or documentation risk. By entering into swap agreements, the Portfolios may be exposed to risk of potential loss due to unfavorable changes in interest rates, the price of the underlying security or index, or the underlying referenced asset’s perceived or actual credit, that the counterparty may default on its obligation to perform or the possibility that there is no liquid market for these agreements. There is also the risk that the parties may disagree as to the meaning of contractual terms in the swap agreement. In addition, to the extent that the subadviser does not accurately analyze and predict the underlying economic factors influencing the value of the swap, the Portfolio may suffer a loss.

Master Agreements.  Certain Portfolios that hold derivative instruments may be a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (“Master Agreements”) with certain counterparties that govern over the counter derivative instruments entered into from time to time. The Master Agreement may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by the Portfolio and applicable counterparty. Collateral requirements are generally determined based on a Portfolio’s net position with each counterparty. The Master Agreements may contain certain provisions that require a Portfolio to post additional collateral upon the occurrence of certain events, such as when a Portfolio’s net assets fall below a specified level. The Master Agreements also typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Portfolio may also occur upon a decline in the Portfolio’s net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty’s long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty’s credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all derivative instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Portfolio’s counterparties to elect early termination could cause the Portfolio to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to the Portfolio’s financial statements.

Repurchase Agreements:  The Portfolios, along with other affiliated registered investment companies, pursuant to exemptive relief granted by the Securities and Exchange Commission, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. For repurchase agreements and joint repurchase agreements, the Trust’s custodian takes possession of the collateral pledged for investments in repurchase agreements (“repo” or collectively “repos”). The underlying collateral is valued daily on a mark-to-market basis plus accrued interest to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Trust may be delayed or limited.

As of January 31, 2010, the following Portfolios held an undivided interest in a joint repurchase agreement with State Street Bank & Trust Co.:

	Percentage	Principal
Portfolio	Interest	Amount

“Dogs” of Wall Street	0.42%	$448,000
Blue Chip Growth	0.88%	947,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

State Street Bank & Trust Co., dated January 29, 2010, bearing interest at a rate of 0.01% per annum, with a principal amount of $107,826,000, a repurchase price of $107,826,090 and a maturity date of February 1, 2010. The repurchase agreement is collateralized by the following:

	Interest	Maturity	Principal	Market
Type of Collateral	Rate	Date	Amount	Value

U.S. Treasury Bills	0.12%	06/17/2010	$64,115,000	$64,089,354
U.S. Treasury Bills	0.11%	06/24/2010	$45,915,000	$45,896,634

Stripped Mortgage-Backed Securities:  Stripped Mortgage-Backed Securities (“SMBS”) are derivative multiple-class mortgage-backed securities. SMBS are often structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. SMBSs have greater market volatility than other types of U.S. government securities in which a Portfolio invests. A common type of SMBS has one class receiving some of the interest and all or most of the principal (the “principal only” class) from the mortgage pool, while the other class will receive all or most of the interest (the “interest only” class). The yield to maturity on an interest only class is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments, including principal prepayments, on the underlying pool of mortgage assets, and a rapid rate of principal payment may have a material adverse effect on a Portfolio’s yield.

Mortgage-Backed Dollar Rolls:  During the period ended January 31, 2010, the Total Return Bond, MFS Total Return and Balanced Portfolios entered into dollar rolls using “to be announced” (“TBA”) mortgage-backed securities (“TBA Rolls”). The Trust accounts for the TBA Rolls as purchase/sale transactions. Any difference between the purchase and sale price is recorded as a realized gain or loss on the date the transaction is entered into. The Total Return Bond and Balanced Portfolios had TBA Rolls outstanding at year end, which are included in receivable for investments sold and payable for investments purchased in the Statements of Assets and Liabilities. Dollar roll transactions involve the risk that the market value of the securities held by the Portfolio may decline below the price of the securities that the Portfolio has sold but is obligated to repurchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files bankruptcy or becomes insolvent, the Portfolio’s use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Portfolio’s obligation to repurchase the securities. The return earned by the Portfolio with the proceeds of the dollar roll transaction may not exceed the transaction costs. For the period ended January 31, 2010, the Total Return Bond, MFS Total Return and Balanced Portfolios had realized gains (losses) from mortgage-backed dollar rolls of $2,442,850, $24,752 and $307,747.

Short Sales:  Certain Portfolios may engage in “short sales against the box.” A short sale against the box occurs when a Portfolio to the extent that it contemporaneously owns, or has the right to obtain without payment, securities identical to those sold short. In addition, certain Portfolios may sell a security it does not own in anticipation of a decline in the market value of that security (short sales). To complete such a transaction, the Portfolio must borrow the security to make delivery to the buyer. The Portfolio then is obligated to replace the security borrowed by purchasing it at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Portfolio. Until the security is replaced, the Portfolio is required to pay to the lender any dividends or interest that accrue during the period of the loan. To borrow the security, the Portfolio may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. Until the Portfolio replaces a borrowed security, the Portfolio will maintain daily a segregated account, containing cash or liquid securities, at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time it was sold short. Liabilities for securities sold short are reported at market value in the financial statements. Such liabilities are subject to off balance sheet risk to the extent of any future increases in market value of the securities sold short. The ultimate liability for securities sold short could exceed the liabilities recorded in the Statement of Assets and Liabilities. The Portfolio bears the risk of potential inability of the broker to meet their obligation to perform.

Structured Securities:  Certain of the Portfolios may invest in structured securities for various purposes, including managing exposure to fluctuations in currency exchange rates, interest rates, commodity prices, indices or other financial indicators or for speculation. As of January 31, 2010, the Global Bond and the Total Return Bond Portfolios each had one open structured security.

Structured securities include notes, bonds or debentures that provide for the payment of principal of, and/or interest in, amounts determined by reference to changes in the value of specific currencies, interest rates, commodities, indices or other financial indicators (the “Reference”) or the relative change in two or more References. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference. The terms of structured securities may provide that under certain circumstances no principal is due at maturity and, therefore, may result in the loss of a Portfolio’s entire investment in the structured security. Structured securities may be positively or negatively indexed, so that appreciation of the Reference may produce an increase or decrease in the interest rate or value of the security at maturity. In addition, the change in interest rate or the value of the security at maturity may be a multiple of the change in the value of the Reference (i.e. leveraged structured securities). Consequently, leveraged structured securities entail a greater degree of market risk than other types of debt obligations. Structured securities may also be more volatile, less liquid and more difficult to accurately price than less complex fixed income investments (i.e. investment grade corporate bonds).

The risks of investing in a particular structured security will depend on the terms of the investment; however, structured securities generally will expose the Portfolio to credit risk, illiquidity risk and market risk. Credit risk arises from the potential inability of counterparties to meet the terms of their contract. Structured securities are typically sold in private placement transactions with no active trading market. Market risk is the risk that there will be an unfavorable change in the Reference. Investments in structured securities may be more volatile than their underlying instruments; however, generally any loss is limited to the amount of the original investment.

Foreign Currency Translation:  The books and records of the Trust are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.

The Trust does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the period.

Similarly, the Trust does not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the year.

Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities located in the Statement of Operations include realized foreign exchange gains and losses from currency gains or losses between the trade and the settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Trust’s books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to the other assets and liabilities arising as a result of changes in the exchange rates.

Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders:  Security transactions are recorded on a trade date basis. Interest income is accrued daily from settlement date except when collection is not expected. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed after the ex-dividend date. For financial statement purposes, the Trust amortizes all premiums and accretes all discounts on fixed income securities. Realized gains and losses on the sale of investments are calculated on the identified cost basis. Portfolios which earn foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest, dividends, and capital gains at various rates. India, Thailand, and certain other countries tax regulations require that taxes be paid on capital gains realized by the Portfolio.

Net investment income, expenses other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares of each class of shares at the beginning of the day (after adjusting for current capital shares activity of the respective class).

Expenses common to all Portfolios, not directly related to individual Portfolios are allocated among the Portfolios based upon relative net assets or other appropriate allocation methods. In all other respects, expenses are charged to each Portfolio as incurred on a specific identification basis. Interest earned on cash balances held at the custodian are shown as custody credits on the Statement of Operations.

Dividends from net investment income and capital gain distributions, if any, are paid annually.

The Portfolios record dividends and distributions to their shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and capital gains are determined and presented in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net investment income (loss), net realized gain (loss), and net assets are not affected by these reclassifications.

The Trust intends for each Portfolio to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any capital gains on investments, to its shareholders. Therefore, no federal tax provision is required. Each Portfolio is considered a separate entity for tax purposes. The Portfolios file U.S. federal and certain state income tax returns. With few exceptions, the Portfolios are no longer subject to U.S. federal and state tax examinations by tax authorities for tax returns ending before 2006.

3. Federal Income Taxes:  The following details the tax basis of distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales, post October losses, investments in passive foreign investment companies, investments in real estate investment trusts, investments in partnerships, treatment of defaulted securities and derivative transactions.

	Distributable Earnings			Tax Distributions
	For the year ended January 31, 2010
		Long-Term	Unrealized
	Ordinary	Gains/Capital	Appreciation	Ordinary	Long-Term
Portfolio	Income	Loss Carryover	(Depreciation)*	Income	Capital Gains

Cash Management	$—	$(5,703,020)	$(4,511,629)	$13,063,041	$—
Corporate Bond	62,495,839	(8,693,215)	50,729,854	54,267,840	—
Global Bond	14,037,095	2,087,593	10,338,855	12,530,240	2,026,322
High-Yield Bond	27,378,210	(114,250,913)	(14,400,970)	22,654,281	—
Total Return Bond	14,874,145	(6,806,374)	5,964,702	6,768,245	—

	Distributable Earnings			Tax Distributions
	For the year ended January 31, 2010
		Long-Term	Unrealized
	Ordinary	Gains/Capital	Appreciation	Ordinary	Long-Term
Portfolio	Income	Loss Carryover	(Depreciation)*	Income	Capital Gains

Balanced	$2,455,726	$(119,798,639)	$3,064,293	$3,942,602	$—
MFS Total Return	20,756,118	(164,516,279)	26,642,826	27,636,785	—
Telecom Utility	1,005,226	(40,571,944)	(1,314,926)	1,917,817	—
Equity Index	286,244	(5,112,994)	(2,935,386)	431,681	—
Growth-Income	1,993,430	(51,040,853)	22,537,537	3,170,167	—
Equity Opportunities	596,984	(56,369,821)	8,384,902	1,115,089	—
Davis Venture Value	8,795,007	(92,250,524)	295,032,702	18,477,285	30,094,370
“Dogs” of Wall Street	1,396,274	(19,770,996)	(1,488,263)	2,014,287	—
Alliance Growth	2,967,775	(596,939,857)	21,769,264	2,166,156	—
Capital Growth	—	(31,172,394)	4,056,342	—	—
MFS Massachusetts Investor Trust	1,996,859	(21,693,482)	14,680,051	2,212,581	—
Fundamental Growth	—	(157,175,389)	9,825,518	—	—
Blue Chip Growth	67,700	(7,618,165)	1,343,773	52,524	—
Real Estate	4,297,449	(87,127,823)	10,731,958	3,589,315	—
Small Company Value	706,594	(12,745,550)	(6,612,376)	619,996	—
Mid-Cap Growth	—	(214,644,161)	10,998,880	—	—
Aggressive Growth	—	(163,570,554)	6,742,367	59,998	—
Growth Opportunities	—	(23,877,402)	5,791,170	—	—
Marsico Focused Growth	246,587	(13,122,241)	9,613,424	458,559	—
Technology	—	(42,932,313)	2,199,406	—	—
Small & Mid Cap Value	902,147	(57,165,118)	13,772,165	6,064,703	8,812,397
International Growth & Income	10,659,091	(194,149,697)	25,968,390	—	—
Global Equities	1,801,310	(123,685,795)	5,597,993	2,826,292	—
International Diversified Equities	7,663,228	(29,842,599)	(3,987,459)	3,649,766	—
Emerging Markets	3,283,382	(68,836,162)	10,310,028	—	—
Foreign Value	8,645,482	(45,033,422)	17,573,362	10,067,236	10,248,641

*	Unrealized appreciation (depreciation) includes amounts for derivatives and other assets and liabilities denominated in foreign currency.

	Tax Distributions
	For The Year Ended
	January 31, 2009
	Ordinary	Long-Term
	Income	Capital Gains

Cash Management	$25,385,950	$—
Corporate Bond	37,917,599	—
Global Bond	10,497,733	—
High-Yield Bond	26,931,618	—
Total Return Bond	6,047,781	—
Balanced	5,270,200	—
MFS Total Return	40,567,159	54,404,171
Telecom Utility	1,215,662	—
Equity Index	504,852	—
Growth-Income	3,839,609	44,109,964
Equity Opportunities	10,302,590	19,164,040
Davis Venture Value	35,917,874	255,288,656
“Dogs” of Wall Street	4,571,254	8,280,599
Alliance Growth	582,566	—
Capital Growth	—	—
MFS Massachusetts Investor Trust	1,722,701	—

	Tax Distributions
	For The Year Ended
	January 31, 2009
	Ordinary	Long-Term
	Income	Capital Gains

Fundamental Growth	$—	$—
Blue Chip Growth	109,756	—
Real Estate	7,843,361	35,086,928
Small Company Value	748,618	808,503
Mid-Cap Growth	—	—
Aggressive Growth	553,040	—
Growth Opportunities	—	—
Marsico Focused Growth	2,017,129	19,342,862
Technology	—	—
Small & Mid Cap Value	6,060,855	24,399,717
International Growth & Income	30,466,753	33,903,929
Global Equities	3,530,654	—
International Diversified Equities	15,060,538	11,344,601
Emerging Markets	69,983,691	28,799,006
Foreign Value	16,748,926	36,175,564

As of January 31, 2010, for Federal income tax purposes, the Portfolios indicated below have capital loss carryforwards, which expire in the year indicated, which are available to offset future capital gains, if any:

	Capital Loss Carryforward
Portfolio	2011	2012	2013	2014	2015	2016	2017	2018

Cash Management	$—	$5,964	$12,138	$46,929	$21,843	$555,721	$5,000,741	$59,684
Corporate Bond	5,378,543	328,606	—	—	1,206,018	—	1,780,048	—
Global Bond	—	—	—	—	—	—	—	—
High-Yield Bond	72,889,526	—	—	—	—	—	5,102,727	36,258,660
Total Return Bond	—	6,806,374	—	—	—	—	—	—
Balanced	65,929,711	27,535,724	—	—	—	—	8,746,266	17,586,938
MFS Total Return	201,673	—	—	—	—	—	51,028,399	113,286,207
Telecom Utility	23,392,939	2,281,217	—	—	—	—	3,998,294	10,899,494
Equity Index	1,843,673	106,692	362,808	363,357	123,493	—	1,044,972	1,267,999
Growth-Income	—	—	—	—	—	—	10,757,253	40,283,600
Equity Opportunities	—	—	—	—	—	—	24,332,083	32,037,738
Davis Venture Value	572,150	—	—	—	—	—	—	91,678,374
“Dogs” of Wall Street	—	—	—	—	—	—	2,800,861	16,970,135
Alliance Growth	376,313,238	118,503,666	—	—	—	—	61,940,460	40,182,493
Capital Growth	8,853,922	—	—	—	—	—	8,816,085	13,502,387
MFS Massachusetts Investor Trust	1,609,115	3,999,880	—	—	—	—	—	16,084,487
Fundamental Growth	90,998,548	6,290,032	—	—	—	—	16,111,188	43,775,621
Blue Chip Growth	909,959	877,890	—	—	—	—	1,810,790	4,019,526
Real Estate	—	—	—	—	—	—	16,731,923	70,395,900
Small Company Value	—	—	—	—	—	—	4,852,017	7,893,533
Mid-Cap Growth	163,972,247	—	—	—	—	—	19,202,046	31,469,868
Aggressive Growth	73,587,791	14,436,415	—	—	—	—	74,996,172	550,176
Growth Opportunities	9,181,170	—	—	—	—	—	7,019,483	7,676,749
Marsico Focused Growth	—	—	—	—	—	—	4,931,016	8,191,225
Technology	22,987,768	3,503,244	—	783,874	—	—	10,567,229	5,090,198
Small & Mid Cap Value	—	—	—	—	—	—	—	57,165,118
International Growth & Income	—	—	—	—	—	—	65,555,852	128,593,845
Global Equities	51,176,204	24,964,783	—	—	—	—	1,538,065	46,006,743
International Diversified Equities	—	—	—	—	—	—	2,947,261	26,895,338
Emerging Markets	—	—	—	—	—	—	61,609,351	7,226,811
Foreign Value	—	—	—	—	—	—	—	45,033,422

The Portfolio’s indicated below, utilized capital loss carryforwards, which offset net taxable gains realized in the year ended January 31, 2010.

	Capital Loss	Capital Loss
	Carryforward	Carryforward
Portfolio	Utilized	Expired

Cash Management	$—	$814,696
Corporate Bond	1,572,891	—
Global Bond	—	—
High-Yield Bond	—	20,021,716
Total Return Bond	11,516,307	—
Balanced	—	—
MFS Total Return	—	245,889
Telecom Utility	—	—
Equity Index	—	—
Growth-Income	—	—
Equity Opportunities	—	—
Davis Venture Value	—	—
“Dogs” of Wall Street	—	—
Alliance Growth	—	205,074,682
Capital Growth	—	—
MFS Massachusetts Investor Trust	—	—
Fundamental Growth	—	48,482,224
Blue Chip Growth	—	—
Real Estate	—	—
Small Company Value	—	—
Mid-Cap Growth	—	—
Aggressive Growth	—	65,475,104
Growth Opportunities	—	—
Marsico Focused Growth	—	—
Technology	—	25,459,973
Small & Mid Cap Value	—	—
International Growth & Income	—	—
Global Equities	—	—
International Diversified Equities	—	—
Emerging Markets	—	—
Foreign Value	—	—

Under the current law, losses realized after October 31 and prior to the Fund’s fiscal year end may be deferred as occurring the first day of the following year. For the fiscal year ended January 31, 2010, the Funds elected to defer losses as follows:

	Deferred Post-	Deferred Post-	Deferred Post-
	October Capital	October Currency	October PFIC
Portfolio	Loss	Loss	Loss

Cash Management	$—	$—	$—
Corporate Bond	—	—	—
Global Bond	—	—	—
High — Yield Bond	757,660	—	—
Total Return Bond	—	—	—
Balanced	—	—	—
MFS Total Return	3,130,641	2,607	—
Telecom Utility	523,388	—	—
Equity Index	169,574	—	—
Growth-Income	—	—	—
Equity Opportunities	748,336	—	—
Davis Venture Value	—	8,311	—
“Dogs” of Wall Street	143,664	—	—
Alliance Growth	802,421	—	—
Capital Growth	—	854	—
MFS Massachusetts Investors	1,346,531	—	—
Fundamental Growth	1,326,278	—	—
Blue Chip Growth	111,092	—	—

	Deferred Post-	Deferred Post-	Deferred Post-
	October Capital	October Currency	October PFIC
Portfolio	Loss	Loss	Loss

Real Estate	$—	$—	$—
Small Company Value	460,029	—	—
Mid-Cap Growth	852,201	—	—
Aggressive Growth	35,940	—	—
Growth Opportunities	375,664	—	—
Marsico Focused Growth	—	—	—
Technology	—	70	—
Small & Mid Cap Value	—	—	—
International Growth & Income	1,379,514	—	—
Global Equities	—	—	—
International Diversified Equities	2,816,200	1,764,422	—
Emerging Markets	152,667	128,312	—
Foreign Value	—	26,852	379,192

For the period ended January 31, 2010, the reclassifications arising from book/tax differences resulted in increases (decreases) that were primarily due to net investment losses, treatment of swaps, expiration of capital loss carryforwards, paydown losses, investments in PFICs, investments in partnerships, capital gain tax, treatment of foreign currency and investments in real estate investment trusts, to the components of net assets as follows:

	Accumulated	Accumulated
	Undistributed	Undistributed
	Net Investment	Net Realized
Portfolio	Income (Loss)	Gain (Loss)	Capital Paid-in

Cash Management	$1,280,160	$816,512	$(2,096,672)
Corporate Bond	14,263	(14,263)	—
Global Bond	4,045,363	(4,045,363)	—
High-Yield Bond	171	20,021,545	(20,021,716)
Total Return Bond	4,334,195	(4,334,195)	—
Balanced	37,613	(37,613)	—
MFS Total Return	281,421	(35,008)	(246,413)
Telecom Utility	(65,933)	65,933	—
Equity Index	1,047	(1,047)	—
Growth-Income	26	(26)	—
Equity Opportunities	(91,967)	91,967	—
Davis Venture Value	(79,982)	79,982	—
“Dogs” of Wall Street	—	—	—
Alliance Growth	99	205,074,583	(205,074,682)
Capital Growth	75,246	(5,293)	(69,953)
MFS Massachusetts Investor Trust	32,849	(32,849)	—
Fundamental Growth	107,094	48,481,919	(48,589,013)
Blue Chip Growth	1,243	(1,243)	—
Real Estate	(83,399)	83,399	—
Small Company Value	—	—	—
Mid-Cap Growth	462,947	78,304	(541,251)
Aggressive Growth	141,945	65,475,104	(65,617,049)
Growth Opportunities	639,373	348	(639,721)
Marsico Focused Growth	(19)	19	—
Technology	268,040	25,458,547	(25,726,587)
Small & Mid Cap Value	—	—	—
International Growth & Income	3,713,544	(3,713,544)	—
Global Equities	163,586	(163,586)	—
International Diversified Equities	3,119,199	(3,119,199)	—
Emerging Markets	533,282	(533,282)	—
Foreign Value	(479,687)	479,687	—

The amounts of aggregate unrealized gain (loss) and the cost of investment securities for Federal tax purposes, including short-term securities and repurchase agreements, were as follows:

	Aggregate	Aggregate	Net
	Unrealized	Unrealized	Unrealized	Cost of
	Gain	Loss	Gain/(Loss)	Investments

Cash Management	$35,580	$(4,547,209)	$(4,511,629)	$484,217,969
Corporate Bond	75,664,440	(24,934,586)	50,729,854	929,739,370
Global Bond	20,366,301	(10,060,523)	10,305,778	256,175,419
High-Yield Bond	16,126,585	(30,540,691)	(14,414,106)	294,491,648
Total Return Bond	13,407,693	(7,872,181)	5,535,512	410,442,079
Balanced	11,932,120	(8,867,827)	3,064,293	131,889,531
MFS Total Return	63,288,459	(36,642,426)	26,646,033	744,954,532
Telecom Utility	3,274,271	(4,587,729)	(1,313,458)	37,549,860
Equity Index	3,683,258	(6,618,643)	(2,935,385)	20,219,148
Growth-Income	34,483,631	(11,946,094)	22,537,537	206,623,291
Equity Opportunities	10,396,350	(2,011,448)	8,384,902	90,399,479
Davis Venture Value	360,873,769	(65,845,779)	295,027,990	1,068,581,984
“Dogs” of Wall Street	2,291,114	(3,779,377)	(1,488,263)	47,844,986
Alliance Growth	43,226,455	(21,457,191)	21,769,264	418,804,606
Capital Growth	7,289,811	(3,234,418)	4,055,393	62,661,997
MFS Massachusetts Investors Trust	23,280,593	(8,602,416)	14,678,177	188,011,922
Fundamental Growth	16,031,098	(6,205,570)	9,825,528	134,833,069
Blue Chip Growth	3,142,382	(1,798,609)	1,343,773	34,707,498
Real Estate	25,097,017	(14,363,503)	10,733,514	200,510,269
Small Company Value	10,278,603	(16,890,979)	(6,612,376)	130,900,715
Mid-Cap Growth	19,072,733	(8,073,853)	10,998,880	132,254,736
Aggressive Growth	8,106,701	(1,364,334)	6,742,367	58,182,869
Growth Opportunities	7,660,074	(1,868,904)	5,791,170	93,551,734
Marsico Focused Growth	12,585,436	(2,972,011)	9,613,425	69,729,688
Technology	3,234,483	(1,035,022)	2,199,461	36,046,229
Small & Mid Cap Value	51,070,541	(37,298,376)	13,772,165	379,596,338
International Growth and Income	33,981,214	(7,981,901)	25,999,313	341,806,221
Global Equities	9,205,351	(3,591,383)	5,613,968	102,745,536
International Diversified Equities	33,301,277	(36,041,960)	(2,740,683)	318,848,259
Emerging Markets	24,523,103	(14,150,799)	10,372,304	248,207,362
Foreign Value	58,625,031	(41,062,113)	17,562,918	407,649,436

4. Investment Advisory and Management Agreement, and Service Plan (12b-1 Plan):  SunAmerica Asset Management Corp. (“SAAMCo” or the “Adviser”),* an indirect wholly-owned subsidiary of AIG, serves as investment adviser for all the Portfolios of the Trust. The Trust, on behalf of each Portfolio, entered into an Investment Advisory and Management Agreement, as amended, (the “Agreement”) with SAAMCo to handle the Trust’s day-to-day affairs. It is the responsibility of the Adviser and, for certain Portfolios pursuant to Subadvisory Agreements, the subadvisers, to make investment decisions for the Portfolios and to place the purchase and sale orders for the portfolio transactions. Such orders may be directed to any broker including, in the manner and to the extent permitted by applicable law, affiliates of the Adviser or subadviser. The Agreement provides that SAAMCo shall administer the Trust’s business affairs; furnish offices, necessary facilities and equipment; provide clerical, bookkeeping and administrative services; and permit any of its officers or employees to serve, without compensation, as trustees or officers of the Trust, if duly elected to such positions. There is no subadviser for the High-Yield Bond, “Dogs” of Wall Street and Blue Chip Growth Portfolios, therefore, SAAMCo performs all investment advisory services for these Portfolios. The term “Assets”, as used in the following table, means the average daily net assets of the Portfolios.

The Trust pays SAAMCo a monthly fee calculated daily at the following annual percentages of each Portfolio’s Assets:

		Management
Portfolio	Assets	Fees

Cash Management(1)	$0-$100 million	0.475%
	> $100 million	0.450%
	> $500 million	0.425%
	> $1 billion	0.400%
Corporate Bond	$0-$50 million	0.70%
	> $50 million	0.60%
	> $150 million	0.55%
	> $250 million	0.50%

* Effective April 1, 2009, AIG SunAmerica Asset Management Corp. changed its name to SunAmerica Asset Management Corp.

		Management
Portfolio	Assets	Fees

Global Bond	$0-$50 million	0.75%
	> $50 million	0.65%
	> $150 million	0.60%
	> $250 million	0.55%
High-Yield Bond	$0-$50 million	0.70%
	> $50 million	0.65%
	> $150 million	0.60%
	> $250 million	0.55%
Total Return Bond	> $0	0.60%
Balanced	$0-$50 million	0.70%
	> $50 million	0.65%
	> $150 million	0.60%
	> $300 million	0.55%
	> $500 million	0.50%
MFS Total Return	$0-$50 million	0.70%
	> $50 million	0.65%
	> $500 million	0.625%
	> $750 million	0.595%
	> $1 billion	0.575%
Telecom Utility	$0-$150 million	0.75%
	> $150 million	0.60%
	> $500 million	0.50%
Equity Index(2)	> $0	0.40%
Growth-Income	$0-$50 million	0.70%
	> $50 million	0.65%
	> $150 million	0.60%
	> $300 million	0.55%
	> $500 million	0.50%
Equity Opportunities	$0-$50 million	0.80%
	> $50 million	0.75%
	> $250 million	0.70%
Davis Venture Value	$0-$100 million	0.80%
	> $100 million	0.75%
	> $500 million	0.70%
“Dogs” of Wall Street	> $0	0.60%
Alliance Growth	$0-$50 million	0.70%
	> $50 million	0.65%
	> $150 million	0.60%
Capital Growth(2)	$0-$50 million	0.90%
	> $50 million	0.85%
	> $200 million	0.80%
MFS Massachusetts	$0-$600 million	0.70%
Investors Trust	> $600 million	0.65%
	> $1.5 billion	0.60%
Fundamental Growth(3)	$0-$150 million	0.85%
	> $150 million	0.80%
	> $300 million	0.70%
Blue Chip Growth	$0-$250 million	0.70%
	> $250 million	0.65%
	> $500 million	0.60%
Real Estate	$0-$100 million	0.80%
	> $100 million	0.75%
	> $500 million	0.70%
Small Company Value	$0-$200 million	1.00%
	> $200 million	0.92%
	> $500 million	0.90%
Mid-Cap Growth	$0-$100 million	0.80%
	> $100 million	0.75%
Aggressive Growth	$0-$100 million	0.75%
	> $100 million	0.675%
	> $250 million	0.625%
	> $500 million	0.60%
Growth Opportunities	$0-$250 million	0.75%
	> $250 million	0.70%
	> $500 million	0.65%
Marsico Focused Growth	> $0	0.85%
Technology(4)	$0-$250 million	1.00%
	> $250 million	0.95%
	> $500 million	0.90%
Small & Mid Cap Value	$0-$250 million	0.95%
	> $250 million	0.90%
International Growth and	$0-$150 million	1.00%
Income(5)	> $150 million	0.90%
	> $300 million	0.80%
Global Equities	$0-$50 million	0.90%
	> $50 million	0.80%
	> $150 million	0.70%
	> $300 million	0.65%
International Diversified	$0-$250 million	0.85%
Equities	> $250 million	0.80%
	> $500 million	0.75%
Emerging Markets	$0-$100 million	1.15%
	> $100 million	1.10%
	> $200 million	1.05%
Foreign Value	$0-$50 million	1.025%
	> $50 million	0.865%
	> $200 million	0.775%
	> $500 million	0.75%

(1)	The Adviser shall be paid a composite fee based on the aggregate assets it manages for both SunAmerica Series Trust and Seasons Series Trust Cash Management Portfolios.
(2)	The Adviser voluntarily agreed, until further notice, to waive 0.05% of the investment advisory fees for the Capital Growth and Equity Index Portfolios.
(3)	Effective October 1, 2009, the Adviser voluntarily agreed, until further notice to waive 0.05% of the investment advisory fees for the Fundamental Growth Portfolio.
(4)	The Adviser voluntarily agreed, until further notice, to waive 0.10% of the investment advisory fees for the Technology Portfolio.
(5)	The Adviser voluntarily agreed, until further notice to waive 0.05% of the investment advisory fees for the International Growth and Income Portfolio

For the year ended January 31, 2010, the amount of the investment advisory fees waived were $8,484, $31,565, $26,307, $33,234, and $175,775 for the Equity Index Portfolio, Capital Growth Portfolio, Fundamental Growth Portfolio, Technology Portfolio and International Growth and Income Portfolio respectively. These amounts are reflected in the Statement of Operations.

The organizations described below act as subadvisers to the Trust and certain of its Portfolios pursuant to Subadvisory Agreements with SAAMCo. Under the Subadvisory Agreements, the subadvisers manage the investment and reinvestment of the assets of the respective Portfolios for which they are responsible.

Each of the subadvisers is independent of SAAMCo and discharges its responsibilities subject to the policies of the Trust’s Trustees and the oversight and supervision of SAAMCo, which pays the subadvisers’ fees.

(a) Effective July 20, 2009, Wells Capital Management, Inc. became the subadviser to the Aggressive Growth Portfolio.

Subadviser	Portfolio

AllianceBernstein L.P.	Growth-Income Alliance Growth Small & Mid Cap Value

Columbia Management Advisors, LLC	Cash Management Technology

Davis Selected Advisers L.P. (dba — Davis Advisors)	Davis Venture Value Real Estate

FAF Advisors, Inc.	Equity Index

Federated Investment Management Company	Corporate Bond

Franklin Advisory Services, LLC	Small Company Value

Goldman Sachs Asset Management International	Global Bond

J.P. Morgan Investment Management, Inc.	Balanced Global Equities Mid-Cap Growth

Marsico Capital Management, LLC	Marsico Focused Growth

Massachusetts Financial Services Company	MFS Total Return MFS Massachusetts Investors Trust Telecom Utility

Morgan Stanley Investment Management, Inc. (dba — Van Kampen)	International Diversified Equities Growth Opportunities

OppenheimerFunds, Inc.	Equity Opportunities Capital Growth

Pacific Investment Management Company, LLC (PIMCO)	Total Return Bond

Putnam Investment Management, LLC	International Growth and Income Emerging Markets

Templeton Investment Counsel, LLC	Foreign Value

Wells Capital Management, Inc.(a)	Fundamental Growth Aggressive Growth

The portion of the investment advisory fees received by SAAMCo which are paid by SAAMCo to the subadvisers are as follows:

		Subadvisory
Portfolio	Assets	Fees

Cash Management(1)	$0-$100 million	0.125%
	> $100 million	0.100%
	> $500 million	0.075%
	> $1 billion	0.050%
Corporate Bond	$0-$25 million	0.30%
	> $25 million	0.25%
	> $50 million	0.20%
	> $150 million	0.15%
Global Bond	$0-$50 million	0.40%
	> $50 million	0.30%
	> $150 million	0.25%
	> $250 million	0.20%
Total Return Bond	> $0	0.25%
Balanced	$0-$50 million	0.40%
	> $50 million	0.30%
	> $150 million	0.25%
MFS Total Return	$0-$500 million	0.375%
	> $500 million	0.35%
	> $750 million	0.32%
	> $1 billion	0.30%
Telecom Utility	$0-$250 million	0.375%
	> $250 million	0.325%
	> $750 million	0.30%
	> $1.5 billion	0.25%
Equity Index	> $0	0.125%
Growth-Income	$0-$50 million	0.35%
	> $50 million	0.30%
	> $150 million	0.25%
	> $300 million	0.20%
	> $500 million	0.15%
Equity Opportunities	$0-$50 million	0.40%
	> $50 million	0.35%
	> $250 million	0.30%

		Subadvisory
Portfolio	Assets	Fees

Davis Venture Value	$0-$100 million	0.45%
	> $100 million	0.40%
	> $500 million	0.35%
Alliance Growth	$0-$50 million	0.35%
	> $50 million	0.30%
	> $150 million	0.25%
Capital Growth	$0-$50 million	0.45%
	> $50 million	0.40%
	> $250 million	0.375%
	> $500 million	0.35%
MFS Massachusetts	$0-$300 million	0.40%
Investors Trust	> $300 million	0.375%
	> $600 million	0.35%
	> $900 million	0.325%
	> $1.5 billion	0.25%
Fundamental Growth(2)	$0-$150 million	0.45%
	> $150 million	0.425%
	> $300 million	0.35%
Real Estate	$0-$100 million	0.45%
	> $100 million	0.40%
	> $500 million	0.35%
Small Company Value	$0-$200 million	0.60%
	> $200 million	0.52%
	> $500 million	0.50%
Mid-Cap Growth	$0-$100 million	0.42%
	> $100 million	0.40%
Aggressive Growth(3)	$0-$100 million	0.45%
	> $100 million	0.40%
	> $200 million	0.35%
Growth Opportunities	> $0	0.50%
Marsico Focused Growth(4)	> $0	0.45%
Technology	$0-$150 million	0.50%
	> $150 million	0.45%
	> $250 million	0.425%
Small & Mid Cap Value	$0-$250 million	0.50%
	> $250 million	0.45%
International Growth and	$0-$150 million	0.65%
Income@	> $150 million	0.55%
	> $300 million	0.45%
Global Equities	$0-$50 million	0.45%
	> $50 million	0.40%
	> $150 million	0.35%
	> $500 million	0.30%
International Diversified	$0-$250 million	0.45%
Equities	> $250 million	0.40%
	> $500 million	0.35%
Emerging Markets	$0-$100 million	0.85%
	> $100 million	0.80%
	> $200 million	0.75%
Foreign Value	$0-$50 million	0.625%
	> $50 million	0.465%
	> $200 million	0.375%
	> $500 million	0.35%

(1)	For purposes of determining whether the Portfolio’s assets meet the breakpoints set forth herein, the assets managed by the Subadviser for the Portfolio and the assets of the Seasons Series Trust Cash Management Portfolio shall be aggregated.
(2)	Effective October 1, 2009, the subadviser agreed, until further notice to waive 0.05% of the Subadvisory fees for the Fundamental Growth Portfolio.
(3)	Effective July 20, 2009, Wells Capital Management Incorporated assumed subadvisory responsibilities.
(4)	For purposes of the breakpoint on the Marsico Focused Growth Portfolio, the asset level at which the fee rate breaks shall be based upon the combined average daily net assets of the Marsico Focused Growth Portfolio of the SunAmerica Series Trust and the average daily net assets of that portion of the Seasons Series Trust Focus Growth and Income Portfolio that is managed by Marsico.
@	The Subadviser agreed, until further notice to waive 0.05% of the subadvisory fees for the International Growth and Income Portfolio.

For certain Portfolios, the Adviser has voluntarily agreed to reimburse expenses, if necessary, to keep annual operating expenses at or below the following percentages of each of the following Portfolios’ average net assets. Annual Portfolio operating expenses shall not include extraordinary expenses as determined under generally accepted accounting principles, or acquired Fund fees and expenses.

Portfolio	Class 1	Class 2	Class 3

Equity Index	0.55%	—%	—%
Blue Chip Growth	0.85	1.00	1.10

The Adviser also may voluntarily reimburse additional amounts to increase the investment return to a Portfolio’s investors. The Adviser may terminate all such waivers and/or reimbursements at any time. Waivers or reimbursements made by the Adviser with respect to a Portfolio are subject to recoupment from that Portfolio within the following two years, provided that the Portfolio is able to effect such payment to the Adviser and maintain the foregoing expense limitations.

For the period ended January 31, 2010, SAAMCo has agreed to reimburse expenses as follows:

Portfolio	Amount

Equity Index	$45,161
Blue Chip Growth	37,722

For the period ended January 31, 2010, the amounts repaid to the Adviser which are included in the Statement of Operations along with the remaining balance subject to recoupment are as follows:

		Balance
	Amount	Subject to
Portfolio	Recouped	Recoupment

Equity Index	—	$97,497
Blue Chip Growth	—	81,531

Class 2 and Class 3 shares of each Portfolio are subject to Rule 12b-1 plans that provides for service fees payable at the annual rate of 0.15% and 0.25% respectively of the average daily net assets of Class 2 and Class 3 shares. The service fees will be used to compensate the Life Companies for expenditures made to financial intermediaries for providing services to contract holders who are the indirect beneficial owners of the Portfolios’ Class 2 and Class 3 shares.

From July 21, 2009 through July 22, 2009, the Real Estate Portfolio purchased 20,500 additional shares of SL Green Realty Corp. causing the Portfolio to exceed its registration statement limitation of investing more than 5% of the value of the Portfolio’s assets in any one issuer as applied to 75% of the value of the Portfolio’s total assets. On July 22, 2009, 20,500 shares of SL Green Realty Corp. were sold resulting in a gain of $8,931 to the Portfolio.

On March 4, 2009, (“AIG”), the ultimate parent of SAAMCo., issued and sold to the AIG Credit Facility Trust, a trust established for the sole benefit of the United States Treasury (the “Trust”), 100,000 shares of AIG’s Series C Perpetual, Convertible, Participating Preferred Stock (the “Stock”) for an aggregate purchase price of $500,000, with an understanding that additional and independently sufficient consideration was also furnished to AIG by the Federal Reserve Bank of New York (“the FRBNY”) in the form of its lending commitment (the “Credit Facility”) under the Credit Agreement, dated as of September 22, 2008, between AIG and FRBNY. The Stock has preferential liquidation rights over AIG common stock, and, to the extent permitted by law, votes with AIG’s common stock on all matters submitted to AIG’s shareholders. The Trust has approximately 79.9% of the aggregate voting power of AIG’s common stock and is entitled to approximately 79.9% of all dividends paid on AIG’s common stock, in each case treating the Stock as if converted. The Stock will remain outstanding even if the Credit Facility is repaid in full or otherwise terminates.

5. Expense Reductions:  Through expense offset arrangements resulting from broker commission recapture, a portion of certain Portfolio’s expenses have been reduced. For the year ended January 31, 2010, the amount of expense reductions received by each Portfolio used to offset the Portfolio’s non-affiliated expenses, were as follows:

Total Expense
Portfolio	Reductions

Balanced	$5,193
MFS Total Return	42,301
Telecom Utility	2,991
Growth-Income	4,984
Davis Venture Value	8,933
Alliance Growth	28,440
MFS Massachusetts Investors Trust	15,823
Fundamental Growth	75,553
Blue Chip Growth	250
Real Estate	16,089
Mid-Cap Growth	10,662
Aggressive Growth	9,337
Growth Opportunities	43,561
Marsico Focused Growth	2,902
Small & Mid Cap Value	74,501
International Growth and Income	50,254
Emerging Markets	153,821

6. Purchases and Sales of Securities:  The cost of purchases and proceeds from sales and maturities of long-term investments during the period ended January 31, 2010 were as follows:

	Purchases of	Sales of
	portfolio securities	portfolio securities
	(excluding	(excluding	Purchases of	Sales of
	U.S. government	U.S. government	U.S. government	U.S. government
Portfolio	securities)	securities)	securities	securities

Cash Management	$—	$—	$—	$—
Corporate Bond	336,248,965	258,559,349	17,798,268	27,230,109
Global Bond	182,766,114	144,554,972	32,373,651	29,524,181
High-Yield Bond	321,747,561	272,234,795	—	—
Total Return Bond	63,973,993	37,567,043	619,494,895	568,378,327
Balanced	93,122,218	103,390,729	34,347,787	36,807,779
MFS Total Return	193,361,017	259,922,635	83,498,183	85,057,761
Telecom Utility	22,333,080	26,871,495	—	—
Equity Index	469,926	3,261,202	—	—
Growth-Income	109,606,636	147,843,973	—	—
Equity Opportunities	139,458,135	157,338,213	—	—
Davis Venture Value	171,793,980	311,436,254	—	—
“Dogs” of Wall Street	28,073,627	32,765,621	—	—
Alliance Growth	418,650,254	482,919,919	—	—
Capital Growth	28,916,094	35,569,060	—	—
MFS Massachusetts Investors Trust	78,478,372	65,683,915	—	—
Fundamental Growth	210,079,890	229,941,833	—	—
Blue Chip Growth	17,433,826	13,230,260	—	—
Real Estate	124,821,131	118,394,631	—	—
Small Company Value	11,110,816	6,376,493	—	—
Mid Cap Growth	108,762,526	120,237,103	—	—
Aggressive Growth	134,593,297	134,069,498	—	—
Growth Opportunities	220,639,362	203,554,158	—	—
Marsico Focused Growth	59,336,463	62,335,130	—	—
Technology	78,069,564	73,270,177	—	—
Small & Mid Cap Value	209,928,789	221,797,541	—	—
International Growth and Income	454,143,862	477,853,416	—	—
Global Equities	123,614,474	138,865,414	—	—
International Diversified Equities	95,547,763	160,705,447	—	—
Emerging Markets	494,437,259	507,957,687	—	—
Foreign Value	92,775,511	101,192,064	—	—

7. Capital Share Transactions:  Transactions in capital shares of each class of each Portfolio were as follows:

	Cash Management Portfolio
	Class 1				Class 2
	For the year ended		For the year ended		For the year ended		For the year ended
	January 31, 2010		January 31, 2009		January 31, 2010		January 31, 2009
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	15,329,178	$167,300,228	39,433,149	$441,193,058	2,989,527	$32,564,238	8,183,307	$91,506,300
Reinvested dividends	482,690	5,163,571	983,001	10,752,069	98,555	1,052,780	219,432	2,396,696
Shares redeemed	(26,006,187)	(283,873,093)	(39,121,362)	(436,078,336)	(5,394,807)	(58,730,065)	(8,905,227)	(99,098,735)

Net increase (decrease)	(10,194,319)	$(111,409,294)	1,294,788	$15,866,791	(2,306,725)	$(25,113,047)	(502,488)	$(5,195,739)

	Class 3
	For the year ended		For the year ended
	January 31, 2010		January 31, 2009
	Shares	Amount	Shares	Amount

Shares sold	20,005,381	$217,232,879	47,895,619	$533,813,317
Reinvested dividends	641,819	6,846,690	1,121,851	12,237,185
Shares redeemed	(33,139,069)	(359,668,716)	(38,496,879)	(427,535,718)

Net increase (decrease)	(12,491,869)	$(135,589,147)	10,520,591	$118,514,784

	Corporate Bond Portfolio
	Class 1				Class 2
	For the year ended		For the year ended		For the year ended		For the year ended
	January 31, 2010		January 31, 2009		January 31, 2010		January 31, 2009
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	3,793,379	$44,609,484	4,018,012	$46,280,007	783,824	$9,059,829	1,038,757	$11,911,230
Reinvested dividends	1,193,366	14,958,784	1,120,701	11,394,252	232,740	2,913,343	213,386	2,167,090
Shares redeemed	(5,895,885)	(70,647,866)	(8,434,180)	(94,575,708)	(1,246,407)	(14,818,623)	(1,965,904)	(22,086,480)

Net increase (decrease)	(909,140)	$(11,079,598)	(3,295,467)	$(36,901,449)	(229,843)	$(2,845,451)	(713,761)	$(8,008,160)

	Class 3
	For the year ended		For the year ended
	January 31, 2010		January 31, 2009
	Shares	Amount	Shares	Amount

Shares sold	10,638,564	$127,816,321	21,276,513	$245,627,130
Reinvested dividends	2,912,525	36,395,713	2,401,724	24,356,257
Shares redeemed	(10,204,022)	(119,865,800)	(16,530,550)	(182,812,257)

Net increase (decrease)	3,347,067	$44,346,234	7,147,687	$87,171,130

	Global Bond Portfolio
	Class 1				Class 2
	For the year ended		For the year ended		For the year ended		For the year ended
	January 31, 2010		January 31, 2009		January 31, 2010		January 31, 2009
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	1,334,506	$16,398,223	5,376,847	$65,622,048	346,324	$4,217,360	1,019,773	$12,421,684
Reinvested dividends	414,943	5,155,789	369,918	4,084,836	82,155	1,015,524	78,284	860,342
Shares redeemed	(2,542,385)	(30,565,165)	(6,892,168)	(82,125,780)	(614,667)	(7,331,257)	(1,232,206)	(14,589,335)

Net increase (decrease)	(792,936)	$(9,011,153)	(1,145,403)	$(12,418,896)	(186,188)	$(2,098,373)	(134,149)	$(1,307,309)

	Class 3
	For the year ended		For the year ended
	January 31, 2010		January 31, 2009
	Shares	Amount	Shares	Amount

Shares sold	4,690,019	$56,948,159	9,264,036	$111,832,544
Reinvested dividends	680,439	8,385,249	506,646	5,552,555
Shares redeemed	(3,749,978)	(44,735,032)	(7,305,580)	(86,507,354)

Net increase (decrease)	1,620,480	$20,598,376	2,465,102	$30,877,745

	High-Yield Bond Portfolio
	Class 1				Class 2
	For the year ended		For the year ended		For the year ended		For the year ended
	January 31, 2010		January 31, 2009		January 31, 2010		January 31, 2009
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	6,988,208	$32,767,392	7,459,851	$40,505,593	2,031,236	$9,287,806	1,496,028	$7,712,032
Reinvested dividends	1,949,928	10,097,557	2,803,436	13,552,532	405,816	2,098,261	513,649	2,479,341
Shares redeemed	(8,839,102)	(42,133,617)	(10,811,844)	(65,295,931)	(2,208,241)	(10,472,808)	(2,123,292)	(12,908,233)

Net increase (decrease)	99,034	$731,332	(548,557)	$(11,237,806)	228,811	$913,259	(113,615)	$(2,716,860)

	Class 3
	For the year ended		For the year ended
	January 31, 2010		January 31, 2009
	Shares	Amount	Shares	Amount

Shares sold	11,438,392	$54,857,560	11,583,218	$64,042,321
Reinvested dividends	2,025,033	10,458,463	2,260,416	10,899,745
Shares redeemed	(9,698,950)	(48,148,848)	(7,617,300)	(45,164,584)

Net increase (decrease)	3,764,475	$17,167,175	6,226,334	$29,777,482

	Total Return Bond Portfolio
	Class 1				Class 2
	For the year ended		For the year ended		For the year ended		For the year ended
	January 31, 2010		January 31, 2009		January 31, 2010		January 31, 2009
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	7,482,649	$61,141,773	4,756,986	$35,940,309	1,858,271	$14,996,498	1,276,342	$9,586,001
Reinvested dividends	248,393	2,094,034	359,697	2,569,854	49,409	414,840	55,068	391,937
Shares redeemed	(4,440,905)	(36,517,301)	(3,637,035)	(27,380,733)	(804,888)	(6,622,369)	(581,098)	(4,366,971)

Net increase (decrease)	3,290,137	$26,718,506	1,479,648	$11,129,430	1,102,792	$8,788,969	750,312	$5,610,967

	Class 3
	For the year ended		For the year ended
	January 31, 2010		January 31, 2009
	Shares	Amount	Shares	Amount

Shares sold	22,636,623	$185,010,223	21,479,613	$160,537,268
Reinvested dividends	508,478	4,259,371	434,449	3,085,990
Shares redeemed	(6,584,087)	(53,411,947)	(5,412,585)	(40,765,070)

Net increase (decrease)	16,561,014	$135,857,647	16,501,477	$122,858,188

	Balanced Portfolio
	Class 1				Class 2
	For the year ended		For the year ended		For the year ended		For the year ended
	January 31, 2010		January 31, 2009		January 31, 2010		January 31, 2009
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	691,853	$8,280,563	643,633	$8,503,635	329,424	$3,613,290	184,918	$2,435,620
Reinvested dividends	240,264	3,054,257	365,453	4,174,909	28,779	365,647	44,168	504,301
Shares redeemed	(1,916,688)	(22,323,143)	(3,028,771)	(39,433,080)	(470,489)	(5,210,220)	(464,314)	(5,936,215)

Net increase (decrease)	(984,571)	$(10,988,323)	(2,019,685)	$(26,754,536)	(112,286)	$(1,231,283)	(235,228)	$(2,996,294)

	Class 3
	For the year ended		For the year ended
	January 31, 2010		January 31, 2009
	Shares	Amount	Shares	Amount

Shares sold	694,027	$8,347,149	580,205	$7,660,413
Reinvested dividends	41,170	522,698	51,797	590,990
Shares redeemed	(478,092)	(5,601,654)	(566,142)	(7,264,448)

Net increase (decrease)	257,105	$3,268,193	65,860	$986,955

	MFS Total Return Portfolio
	Class 1				Class 2
	For the year ended		For the year ended		For the year ended		For the year ended
	January 31, 2010		January 31, 2009		January 31, 2010		January 31, 2009
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	1,706,591	$21,351,870	2,097,718	$31,193,866	253,366	$3,237,403	355,064	$5,409,318
Reinvested dividends	978,355	13,126,915	3,746,587	45,982,039	169,639	2,274,371	702,127	8,609,722
Shares redeemed	(6,609,337)	(81,746,158)	(9,660,223)	(140,442,836)	(1,363,591)	(16,923,850)	(2,217,026)	(32,139,754)

Net increase (decrease)	(3,924,391)	$(47,267,373)	(3,815,918)	$(63,266,931)	(940,586)	$(11,412,076)	(1,159,835)	$(18,120,714)

	Class 3
	For the year ended		For the year ended
	January 31, 2010		January 31, 2009
	Shares	Amount	Shares	Amount

Shares sold	3,375,499	$42,488,042	6,599,629	$100,370,384
Reinvested dividends	913,473	12,235,499	3,296,057	40,379,569
Shares redeemed	(4,916,830)	(61,126,204)	(8,039,999)	(114,841,196)

Net increase (decrease)	(627,858)	$(6,402,663)	1,855,687	$25,908,757

	Telecom Utility Portfolio
	Class 1				Class 2
	For the year ended		For the year ended		For the year ended		For the year ended
	January 31, 2010		January 31, 2009		January 31, 2010		January 31, 2009
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	182,953	$1,553,396	935,261	$10,440,125	40,847	$348,765	269,667	$3,080,940
Reinvested dividends	137,032	1,259,984	109,876	856,108	20,025	184,051	15,924	124,011
Shares redeemed	(823,965)	(6,861,254)	(1,954,225)	(20,478,277)	(152,361)	(1,284,279)	(345,422)	(3,601,535)

Net increase (decrease)	(503,980)	$(4,047,874)	(909,088)	$(9,182,044)	(91,489)	$(751,463)	(59,831)	$(396,584)

	Class 3
	For the year ended		For the year ended
	January 31, 2010		January 31, 2009
	Shares	Amount	Shares	Amount

Shares sold	312,684	$2,476,662	796,168	$8,599,943
Reinvested dividends	51,601	473,782	30,274	235,543
Shares redeemed	(337,390)	(2,786,363)	(459,629)	(4,581,625)

Net increase (decrease)	26,895	$164,081	366,813	$4,253,861

	Equity Index Portfolio
	Class 1
	For the year ended		For the year ended
	January 31, 2010		January 31, 2009
	Shares	Amount	Shares	Amount

Shares sold	320,659	$2,527,314	542,136	$5,448,250
Reinvested dividends	48,198	431,681	60,110	504,852
Shares redeemed	(760,353)	(6,109,739)	(911,517)	(8,933,002)

Net increase (decrease)	(391,496)	$(3,150,744)	(309,271)	$(2,979,900)

	Growth-Income Portfolio
	Class 1				Class 2
	For the year ended		For the year ended		For the year ended		For the year ended
	January 31, 2010		January 31, 2009		January 31, 2010		January 31, 2009
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	262,952	$4,091,554	491,279	$9,392,264	23,301	$367,501	62,777	$1,238,879
Reinvested dividends	163,870	2,823,983	2,650,163	41,994,726	8,949	154,192	174,402	2,761,864
Shares redeemed	(2,952,546)	(44,877,396)	(4,383,808)	(94,193,061)	(239,635)	(3,539,749)	(367,351)	(8,079,980)

Net increase (decrease)	(2,525,724)	$(37,961,859)	(1,242,366)	$(42,806,071)	(207,385)	$(3,018,056)	(130,172)	$(4,079,237)

	Class 3
	For the year ended		For the year ended
	January 31, 2010		January 31, 2009
	Shares	Amount	Shares	Amount

Shares sold	118,121	$1,787,993	280,611	$6,223,130
Reinvested dividends	11,147	191,992	201,722	3,192,983
Shares redeemed	(238,020)	(3,618,031)	(421,163)	(9,470,293)

Net increase (decrease)	(108,752)	$(1,638,046)	61,170	$(54,180)

	Equity Opportunities Portfolio
	Class 1				Class 2
	For the year ended		For the year ended		For the year ended		For the year ended
	January 31, 2010		January 31, 2009		January 31, 2010		January 31, 2009
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	355,628	$2,988,429	421,247	$5,040,733	63,968	$541,619	114,520	$1,318,509
Reinvested dividends	74,462	717,311	2,101,840	17,589,388	9,074	87,348	302,019	2,524,623
Shares redeemed	(1,762,664)	(14,765,141)	(2,269,649)	(27,525,328)	(260,850)	(2,086,950)	(324,840)	(3,892,203)

Net increase (decrease)	(1,332,574)	$(11,059,401)	253,438	$(4,895,207)	(187,808)	$(1,457,983)	91,699	$(49,071)

	Class 3
	For the year ended		For the year ended
	January 31, 2010		January 31, 2009
	Shares	Amount	Shares	Amount

Shares sold	225,619	$1,903,551	523,857	$5,683,748
Reinvested dividends	32,286	310,430	1,120,456	9,352,619
Shares redeemed	(992,432)	(8,415,459)	(1,100,318)	(13,512,555)

Net increase (decrease)	(734,527)	$(6,201,478)	543,995	$1,523,812

	Davis Venture Value Portfolio
	Class 1				Class 2
	For the year ended		For the year ended		For the year ended		For the year ended
	January 31, 2010		January 31, 2009		January 31, 2010		January 31, 2009
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	1,408,325	$24,695,954	1,907,579	$45,329,169	250,155	$4,303,311	427,242	$9,897,489
Reinvested dividends	1,309,604	26,077,597	8,927,294	163,756,163	176,140	3,504,505	1,237,807	22,679,490
Shares redeemed	(9,124,253)	(156,610,315)	(12,635,001)	(311,306,555)	(1,408,315)	(24,114,258)	(1,806,789)	(44,181,079)

Net increase (decrease)	(6,406,324)	$(105,836,764)	(1,800,128)	$(102,221,223)	(982,020)	$(16,306,442)	(141,740)	$(11,604,100)

	Class 3
	For the year ended		For the year ended
	January 31, 2010		January 31, 2009
	Shares	Amount	Shares	Amount

Shares sold	3,081,245	$52,407,164	6,718,398	$159,494,245
Reinvested dividends	955,761	18,989,553	5,726,667	104,770,877
Shares redeemed	(5,687,192)	(99,827,604)	(6,259,950)	(152,463,978)

Net increase (decrease)	(1,650,186)	$(28,430,887)	6,185,115	$111,801,144

	“Dogs” of Wall Street Portfolio
	Class 1				Class 2
	For the year ended		For the year ended		For the year ended		For the year ended
	January 31, 2010		January 31, 2009		January 31, 2010		January 31, 2009
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	413,868	$2,381,066	494,042	$4,039,778	81,819	$447,478	120,743	$997,318
Reinvested dividends	173,954	1,108,690	1,111,175	7,259,386	52,419	333,874	342,255	2,233,625
Shares redeemed	(1,184,052)	(6,764,268)	(1,571,058)	(13,051,281)	(309,793)	(1,794,053)	(459,030)	(3,863,452)

Net increase (decrease)	(596,230)	$(3,274,512)	34,159	$(1,752,117)	(175,555)	$(1,012,701)	3,968	$(632,509)

	Class 3
	For the year ended		For the year ended
	January 31, 2010		January 31, 2009
	Shares	Amount	Shares	Amount

Shares sold	458,945	$2,673,887	590,564	$4,874,948
Reinvested dividends	89,856	571,723	515,314	3,358,842
Shares redeemed	(564,544)	(3,285,655)	(767,781)	(6,307,028)

Net increase (decrease)	(15,743)	$(40,045)	338,097	$1,926,762

	Alliance Growth Portfolio
	Class 1				Class 2
	For the year ended		For the year ended		For the year ended		For the year ended
	January 31, 2010		January 31, 2009		January 31, 2010		January 31, 2009
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	542,176	$9,225,916	737,332	$14,431,198	132,091	$2,371,808	186,441	$3,445,378
Reinvested dividends	75,286	1,524,536	33,296	582,566	6,911	139,713	—	—
Shares redeemed	(3,540,694)	(60,937,513)	(5,672,015)	(111,858,329)	(547,921)	(9,378,799)	(604,341)	(11,653,891)

Net increase (decrease)	(2,923,232)	$(50,187,061)	(4,901,387)	$(96,844,565)	(408,919)	$(6,867,278)	(417,900)	$(8,208,513)

	Class 3
	For the year ended		For the year ended
	January 31, 2010		January 31, 2009
	Shares	Amount	Shares	Amount

Shares sold	360,755	$6,507,075	1,205,409	$22,055,846
Reinvested dividends	24,931	501,907	—	—
Shares redeemed	(1,962,239)	(34,114,935)	(2,517,374)	(48,753,749)

Net increase (decrease)	(1,576,553)	$(27,105,953)	(1,311,965)	$(26,697,903)

	Capital Growth Portfolio
	Class 1				Class 2
	For the year ended		For the year ended		For the year ended		For the year ended
	January 31, 2010		January 31, 2009		January 31, 2010		January 31, 2009
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	603,018	$3,848,348	259,446	$1,992,450	72,364	$458,208	75,126	$600,048
Reinvested dividends	—	—	—	—	—	—	—	—
Shares redeemed	(543,996)	(3,567,566)	(633,800)	(4,819,287)	(142,225)	(883,424)	(178,469)	(1,344,818)

Net increase (decrease)	59,022	$280,782	(374,354)	$(2,826,837)	(69,861)	$(425,216)	(103,343)	$(744,770)

	Class 3
	For the year ended		For the year ended
	January 31, 2010		January 31, 2009
	Shares	Amount	Shares	Amount

Shares sold	977,558	$6,225,644	5,047,892	$40,461,618
Reinvested dividends	—	—	—	—
Shares redeemed	(2,044,120)	(12,986,506)	(1,380,516)	(10,435,000)

Net increase (decrease)	(1,066,562)	$(6,760,862)	3,667,376	$30,026,618

	MFS Massachusetts Investors Trust Portfolio
	Class 1				Class 2
	For the year ended		For the year ended		For the year ended		For the year ended
	January 31, 2010		January 31, 2009		January 31, 2010		January 31, 2009
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	515,649	$5,972,309	510,994	$5,980,651	145,297	$1,666,234	207,021	$2,458,275
Reinvested dividends	75,104	917,858	91,110	1,008,046	13,558	165,705	14,561	161,095
Shares redeemed	(1,652,359)	(17,891,930)	(2,613,171)	(32,986,806)	(339,880)	(3,782,295)	(499,856)	(6,275,572)

Net increase (decrease)	(1,061,606)	$(11,001,763)	(2,011,067)	$(25,998,109)	(181,025)	$(1,950,356)	(278,274)	$(3,656,202)

	Class 3
	For the year ended		For the year ended
	January 31, 2010		January 31, 2009
	Shares	Amount	Shares	Amount

Shares sold	3,760,483	$40,667,958	4,888,237	$58,802,903
Reinvested dividends	92,487	1,129,017	50,084	553,560
Shares redeemed	(1,504,462)	(16,607,908)	(1,345,432)	(16,527,611)

Net increase (decrease)	2,348,508	$25,189,067	3,592,889	$42,828,852

	Fundamental Growth Portfolio
	Class 1				Class 2
	For the year ended		For the year ended		For the year ended		For the year ended
	January 31, 2010		January 31, 2009		January 31, 2010		January 31, 2009
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	130,466	$1,499,879	324,009	$4,895,494	25,245	$285,848	49,124	$717,028
Reinvested dividends	—	—	—	—	—	—	—	—
Shares redeemed	(1,035,008)	(11,974,080)	(1,830,182)	(27,203,704)	(73,395)	(857,656)	(119,891)	(1,731,606)

Net increase (decrease)	(904,542)	$(10,474,201)	(1,506,173)	$(22,308,210)	(48,150)	$(571,808)	(70,767)	$(1,014,578)

	Class 3
	For the year ended		For the year ended
	January 31, 2010		January 31, 2009
	Shares	Amount	Shares	Amount

Shares sold	583,010	$6,654,470	4,560,185	$69,223,436
Reinvested dividends	—	—	—	—
Shares redeemed	(1,423,070)	(16,396,173)	(1,318,053)	(18,906,048)

Net increase (decrease)	(840,060)	$(9,741,703)	3,242,132	$50,317,388

	Blue Chip Growth Portfolio
	Class 1				Class 2
	For the year ended		For the year ended		For the year ended		For the year ended
	January 31, 2010		January 31, 2009		January 31, 2010		January 31, 2009
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	745,516	$3,998,256	414,203	$2,510,766	63,205	$338,125	139,307	$864,067
Reinvested dividends	5,824	36,172	11,505	64,326	1,257	7,807	3,488	19,496
Shares redeemed	(922,612)	(4,942,489)	(1,204,635)	(7,692,222)	(236,041)	(1,286,178)	(399,988)	(2,461,726)

Net increase (decrease)	(171,272)	(908,061)	(778,927)	$(5,117,130)	(171,579)	(940,246)	(257,193)	$(1,578,163)

	Class 3
	For the year ended		For the year ended
	January 31, 2010		January 31, 2009
	Shares	Amount	Shares	Amount

Shares sold	1,670,885	$9,760,559	961,727	$6,106,573
Reinvested dividends	1,378	8,545	4,647	25,934
Shares redeemed	(796,911)	(4,409,531)	(888,125)	(5,571,841)

Net increase (decrease)	875,352	5,359,573	78,249	$560,666

	Real Estate Portfolio
	Class 1				Class 2
	For the year ended		For the year ended		For the year ended		For the year ended
	January 31, 2010		January 31, 2009		January 31, 2010		January 31, 2009
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	616,724	$4,634,391	902,631	$12,487,417	159,074	$1,136,432	292,002	$3,730,105
Reinvested dividends	89,758	826,999	1,198,733	13,149,930	20,229	185,932	261,707	2,861,941
Shares redeemed	(1,825,377)	(14,025,558)	(2,390,987)	(31,386,353)	(392,306)	(3,059,728)	(643,947)	(8,967,335)

Net increase (decrease)	(1,118,895)	$(8,564,168)	(289,623)	$(5,749,006)	(213,003)	$(1,737,364)	(90,238)	$(2,375,289)

	Class 3
	For the year ended		For the year ended
	January 31, 2010		January 31, 2009
	Shares	Amount	Shares	Amount

Shares sold	6,145,051	$42,684,244	7,837,982	$92,174,199
Reinvested dividends	280,948	2,576,384	2,467,447	26,918,418
Shares redeemed	(5,248,696)	(42,769,130)	(2,974,774)	(40,017,921)

Net increase (decrease)	1,177,303	$2,491,498	7,330,655	$79,074,696

	Small Company Value Portfolio
	Class 1				Class 3
	For the year ended		For the year ended		For the year ended		For the year ended
	January 31, 2010		January 31, 2009		January 31, 2010		January 31, 2009
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	21,849	$241,693	50,846	$736,119	2,502,592	$27,343,564	4,937,996	$66,235,075
Reinvested dividends	2,141	29,215	7,806	91,348	43,477	590,781	125,784	1,465,773
Shares redeemed	(71,352)	(756,685)	(143,273)	(1,808,168)	(1,981,930)	(22,663,329)	(1,724,869)	(22,996,178)

Net increase (decrease)	(47,362)	$(485,777)	(84,621)	$(980,701)	564,139	$5,271,016	3,338,911	$44,704,670

	Mid-Cap Growth Portfolio
	Class 1				Class 2
	For the year ended		For the year ended		For the year ended		For the year ended
	January 31, 2010		January 31, 2009		January 31, 2010		January 31, 2009
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	1,147,981	$8,506,765	1,248,128	$10,808,836	271,996	$1,999,377	401,629	$3,326,905
Reinvested dividends	—	—	—	—	—	—	—	—
Shares redeemed	(2,090,571)	(15,253,122)	(3,170,783)	(27,463,759)	(843,862)	(6,095,039)	(1,139,673)	(9,824,369)

Net increase (decrease)	(942,590)	$(6,746,357)	(1,922,655)	$(16,654,923)	(571,866)	$(4,095,662)	(738,044)	$(6,497,464)

	Class 3
	For the year ended		For the year ended
	January 31, 2010		January 31, 2009
	Shares	Amount	Shares	Amount

Shares sold	1,552,992	$11,703,395	2,625,232	$22,429,121
Reinvested dividends	—	—	—	—
Shares redeemed	(2,069,245)	(15,176,494)	(2,625,907)	(22,476,376)

Net increase (decrease)	(516,253)	$(3,473,099)	(675)	$(47,255)

	Aggressive Growth Portfolio
	Class 1				Class 2
	For the year ended		For the year ended		For the year ended		For the year ended
	January 31, 2010		January 31, 2009		January 31, 2010		January 31, 2009
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	587,854	$3,918,067	1,144,862	$9,675,480	60,057	$411,744	132,655	$1,190,991
Reinvested dividends	7,755	59,998	70,460	476,254	—	—	4,281	28,828
Shares redeemed	(1,892,927)	(12,513,244)	(2,834,504)	(25,381,398)	(176,073)	(1,143,893)	(380,926)	(3,581,965)

Net increase (decrease)	(1,297,318)	$(8,535,179)	(1,619,182)	$(15,229,664)	(116,016)	$(732,149)	(243,990)	$(2,362,146)

	Class 3
	For the year ended		For the year ended
	January 31, 2010		January 31, 2009
	Shares	Amount	Shares	Amount

Shares sold	353,069	$2,533,673	594,799	$5,636,727
Reinvested dividends	—	—	7,149	47,958
Shares redeemed	(373,472)	(2,497,233)	(604,174)	(5,739,117)

Net increase (decrease)	(20,403)	$36,440	(2,226)	$(54,432)

	Growth Opportunities Portfolio
	Class 1				Class 2
	For the year ended		For the year ended		For the year ended		For the year ended
	January 31, 2010		January 31, 2009		January 31, 2010		January 31, 2009
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	663,780	$3,271,915	839,570	$4,995,364	119,442	$580,111	197,269	$1,122,558
Reinvested dividends	—	—	—	—	—	—	—	—
Shares redeemed	(863,766)	(4,284,885)	(1,471,042)	(8,912,276)	(205,584)	(1,000,391)	(525,612)	(3,125,446)

Net increase (decrease)	(199,986)	$(1,012,970)	(631,472)	$(3,916,912)	(86,142)	$(420,280)	(328,343)	$(2,002,888)

	Class 3
	For the year ended		For the year ended
	January 31, 2010		January 31, 2009
	Shares	Amount	Shares	Amount

Shares sold	6,052,260	$29,531,545	7,087,376	$40,228,397
Reinvested dividends	—	—	—	—
Shares redeemed	(2,358,462)	(11,647,881)	(2,410,714)	(13,885,957)

Net increase (decrease)	3,693,798	$17,883,664	4,676,662	$26,342,440

	Marsico Focused Growth Portfolio
	Class 1				Class 2
	For the year ended		For the year ended		For the year ended		For the year ended
	January 31, 2010		January 31, 2009		January 31, 2010		January 31, 2009
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	222,461	$1,476,726	543,848	$4,521,243	124,138	$814,992	241,803	$2,095,994
Reinvested dividends	22,455	169,551	976,411	6,862,952	15,568	116,447	826,508	5,752,616
Shares redeemed	(1,287,567)	(8,231,536)	(1,672,769)	(16,627,269)	(820,890)	(5,234,409)	(891,562)	(8,774,898)

Net increase (decrease)	(1,042,651)	$(6,585,259)	(152,510)	$(5,243,074)	(681,184)	$(4,302,970)	176,749	$(926,288)

	Class 3
	For the year ended		For the year ended
	January 31, 2010		January 31, 2009
	Shares	Amount	Shares	Amount

Shares sold	1,514,800	$10,696,541	1,117,163	$10,949,022
Reinvested dividends	23,200	172,561	1,263,719	8,744,423
Shares redeemed	(1,036,099)	(6,896,593)	(1,398,622)	(12,692,800)

Net increase (decrease)	501,901	$3,972,509	982,260	$7,000,645

	Technology Portfolio
	Class 1				Class 2
	For the year ended		For the year ended		For the year ended		For the year ended
	January 31, 2010		January 31, 2009		January 31, 2010		January 31, 2009
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	4,066,498	$7,897,147	2,298,350	$5,655,493	1,000,403	$1,930,329	690,259	$1,589,446
Reinvested dividends	—	—	—	—	—	—	—	—
Shares redeemed	(2,740,872)	(5,341,568)	(4,674,769)	(10,850,998)	(931,365)	(1,781,860)	(1,498,611)	(3,395,772)

Net increase (decrease)	1,325,626	$2,555,579	(2,376,419)	$(5,195,505)	69,038	$148,469	(808,352)	$(1,806,326)

	Class 3
	For the year ended		For the year ended
	January 31, 2010		January 31, 2009
	Shares	Amount	Shares	Amount

Shares sold	5,234,930	$10,239,141	4,317,616	$10,289,396
Reinvested dividends	—	—	—	—
Shares redeemed	(3,182,596)	(6,167,563)	(3,617,710)	(8,396,411)

Net increase (decrease)	2,052,334	$4,071,578	699,906	$1,892,985

	Small & Mid Cap Value Portfolio
	Class 2				Class 3
	For the year ended		For the year ended		For the year ended		For the year ended
	January 31, 2010		January 31, 2009		January 31, 2010		January 31, 2009
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	209,164	$2,325,430	456,982	$6,801,494	5,857,328	$64,595,504	11,434,393	$158,257,378
Reinvested dividends	75,774	1,017,673	225,929	2,598,777	1,033,666	13,859,427	2,425,913	27,861,795
Shares redeemed	(657,592)	(7,306,679)	(927,909)	(13,556,111)	(7,517,195)	(88,485,476)	(6,566,519)	(92,797,598)

Net increase (decrease)	(372,654)	$(3,963,576)	(244,998)	$(4,155,840)	(626,201)	$(10,030,545)	7,293,787	$93,321,575

	International Growth and Income Portfolio
	Class 1				Class 2
	For the year ended		For the year ended		For the year ended		For the year ended
	January 31, 2010		January 31, 2009		January 31, 2010		January 31, 2009
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	1,342,547	$10,075,094	1,770,622	$19,404,875	163,525	$1,220,486	289,351	$3,082,293
Reinvested dividends	—	—	3,089,164	23,954,389	—	—	395,722	3,081,335
Shares redeemed	(4,525,847)	(32,746,703)	(7,500,312)	(86,007,110)	(539,402)	(3,922,103)	(1,048,300)	(12,543,929)

Net increase (decrease)	(3,183,300)	$(22,671,609)	(2,640,526)	$(42,647,846)	(375,877)	$(2,701,617)	(363,227)	$(6,380,301)

	Class 3
	For the year ended		For the year ended
	January 31, 2010		January 31, 2009
	Shares	Amount	Shares	Amount

Shares sold	5,999,260	$40,318,512	14,577,444	$159,002,626
Reinvested dividends	—	—	4,799,592	37,334,958
Shares redeemed	(6,923,067)	(51,988,755)	(5,418,928)	(59,973,165)

Net increase (decrease)	(923,807)	$(11,670,243)	13,958,108	$136,364,419

	Global Equities Portfolio
	Class 1				Class 2
	For the year ended		For the year ended		For the year ended		For the year ended
	January 31, 2010		January 31, 2009		January 31, 2010		January 31, 2009
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	279,805	$3,046,983	488,926	$6,692,102	61,063	$713,972	105,030	$1,413,054
Reinvested dividends	170,437	2,102,998	245,634	2,717,957	15,909	195,711	22,192	244,800
Shares redeemed	(1,700,978)	(17,847,028)	(3,118,254)	(43,137,160)	(162,647)	(1,680,308)	(480,174)	(6,797,834)

Net increase (decrease)	(1,250,736)	$(12,697,047)	(2,383,694)	$(33,727,101)	(85,675)	$(770,625)	(352,952)	$(5,139,980)

	Class 3
	For the year ended		For the year ended
	January 31, 2010		January 31, 2009
	Shares	Amount	Shares	Amount

Shares sold	352,830	$3,979,842	599,732	$8,442,243
Reinvested dividends	42,966	527,583	51,580	567,897
Shares redeemed	(466,632)	(4,905,401)	(810,372)	(11,503,126)

Net increase (decrease)	(70,836)	$(397,976)	(159,060)	$(2,492,986)

	International Diversified Equities Portfolio
	Class 1				Class 2
	For the year ended		For the year ended		For the year ended		For the year ended
	January 31, 2010		January 31, 2009		January 31, 2010		January 31, 2009
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	1,132,735	$8,385,324	1,921,208	$20,058,535	401,789	$2,946,449	691,671	$6,981,943
Reinvested dividends	124,513	1,069,456	1,002,067	7,252,797	40,806	348,694	351,802	2,533,011
Shares redeemed	(3,448,069)	(24,593,016)	(5,297,195)	(49,002,640)	(1,124,670)	(8,002,972)	(1,545,317)	(13,771,906)

Net increase (decrease)	(2,190,821)	$(15,138,236)	(2,373,920)	$(21,691,308)	(682,075)	$(4,707,829)	(501,844)	$(4,256,952)

	Class 3
	For the year ended		For the year ended
	January 31, 2010		January 31, 2009
	Shares	Amount	Shares	Amount

Shares sold	2,468,280	$17,571,173	7,667,302	$75,928,337
Reinvested dividends	261,393	2,231,616	2,310,407	16,619,331
Shares redeemed	(6,826,051)	(49,073,231)	(8,008,713)	(71,641,186)

Net increase (decrease)	(4,096,378)	$(29,270,442)	1,968,996	$20,906,482

	Emerging Markets Portfolio
	Class 1				Class 2
	For the year ended		For the year ended		For the year ended		For the year ended
	January 31, 2010		January 31, 2009		January 31, 2010		January 31, 2009
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	5,274,490	$33,500,779	3,030,256	$33,276,923	765,563	$4,571,174	395,537	$4,594,214
Reinvested dividends	—	—	7,389,232	41,015,035	—	—	962,499	5,310,429
Shares redeemed	(6,237,254)	(39,650,923)	(5,887,881)	(70,962,565)	(999,536)	(6,342,289)	(905,685)	(11,786,794)

Net increase (decrease)	(962,764)	$(6,150,144)	4,531,607	$3,329,393	(233,973)	$(1,771,115)	452,351	$(1,882,151)

	Class 3
	For the year ended		For the year ended
	January 31, 2010		January 31, 2009
	Shares	Amount	Shares	Amount

Shares sold	5,599,655	$36,179,776	7,773,633	$81,707,021
Reinvested dividends	—	—	9,539,155	52,457,233
Shares redeemed	(7,350,402)	(45,772,003)	(3,989,148)	(47,479,418)

Net increase (decrease)	(1,750,747)	$(9,592,227)	13,323,640	$86,684,836

	Foreign Value Portfolio
	Class 2				Class 3
	For the year ended		For the year ended		For the year ended		For the year ended
	January 31, 2010		January 31, 2009		January 31, 2010		January 31, 2009
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	188,745	$2,203,325	315,274	$4,768,982	6,129,046	$74,183,422	8,630,251	$132,063,872
Reinvested dividends	143,043	1,962,652	491,505	5,867,816	1,337,803	18,353,225	3,942,287	47,056,674
Shares redeemed	(692,084)	(8,205,835)	(886,590)	(13,521,019)	(6,541,966)	(78,204,705)	(7,659,227)	(120,139,258)

Net increase (decrease)	(360,296)	$(4,039,858)	(79,811)	$(2,884,221)	924,883	$14,331,942	4,913,311	$58,981,288

8. Transactions with Affiliates:  The following Portfolios incurred brokerage commissions with an affiliated broker for the period ended January 31, 2010:

	J P Morgan	Merrill Lynch	Morgan	Oppenheimer &	Wachovia
Portfolio	Securities, Inc.	Co., Inc.	Stanley Co., Inc.	Co., Inc.	Securities, LLC

Capital Growth	$—	$—	$—	$632	$—
Equity Opportunities	—	—	—	2,639	—
Growth Opportunities	—	—	64,822	—	—
Aggressive Growth	—	—	—	—	7,664
Technology	—	346	—	—	—
Global Equities	5,194	—	—	—	—

As disclosed in the Portfolio of Investments, certain Portfolios own securities issued by AIG or an affiliate thereof. During the period ended January 31, 2010, the following Portfolio recorded realized gains (losses) and income on security transactions of AIG and affiliates of AIG as follows:

							Change in	Discount
			Market Value at	Cost of	Proceeds	Realized	Unrealized	(Premium)	Market Value at
Portfolio	Security	Income	January 31, 2009	Purchases	of Sales	Gain/(Loss)	Gain/(Loss)	Amortization	January 31, 2010

Equity Index	AIG	$—	$7,388	$—	$2,322	$(68,022)	$68,674	$—	$5,718

9. Investment Concentrations:  Some of the Portfolios may invest internationally, including in “emerging market” countries. Emerging markets securities involve risks not typically associated with investing in securities of issuers in more developed markets. These investments are subject to various risk factors including market, credit, exchange rate and sovereign risk. The markets in which these securities trade can be volatile and at times illiquid. These securities may be denominated in currencies other than U.S. dollars. While investing internationally may reduce portfolio risk by increasing the diversification of portfolio investment, the value of the investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. These risks are primary risks of the Global Bond, Global Equities, International Growth and Income, International Diversified Equities, Emerging Markets and Foreign Value Portfolios. The following Portfolios held the corresponding securities as of January 31,

2010: The International Growth and Income Portfolio had 19.2% and 16.0% of its net assets invested in equity securities of companies domiciled in Japan and United Kingdom, respectively. Additionally, International Diversified Equities Portfolio had 17.7% and 16.4% of its net assets invested in Japan and United Kingdom, the Global Bond Portfolio had 23.1% of its net assets invested in Germany, and the Foreign Value Portfolio had 19.5% of its net assets invested in the United Kingdom.

The Real Estate Portfolio invests primarily in the real estate industry. A Portfolio that invests primarily in the real estate industry is subject to the risks associated with the direct ownership of real estate. The Portfolio could also be subject to the risks of direct ownership as a result of a default on a debt security it may own. These risks include declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, Fluctuations in rental income, changes in neighborhood values, the appeal of properties to tenants and increases in interest rates. If the Portfolio has rental income or income from the disposition of real property, the receipt of such income may adversely affect its ability to retain its tax status as a regulated investment company. As of January 31, 2010, the Real Estate Portfolio had 80.1% of its net assets invested in Real Estate Investment Trusts.

The Technology Portfolio invests primarily in the technology sector. There are numerous risks and uncertainties involved in investing in the technology sector. Historically, the price of securities in this sector have tended to be volatile. A Portfolio that invests primarily in technology-related issuers bears an additional risk that economic events may effect a substantial portion of the Portfolio’s investments. In addition, at times equity securities of technology-related issuers may underperform relative to other sectors. The technology sector includes companies from various industries, including computer hardware, software, semiconductors, telecommunications, electronics, aerospace and defense, health care equipment and biotechnology, among others. As of January 31, 2010, the Technology Portfolio had 88.9% of its net assets invested in Technology companies.

The Telecom Utility Portfolio invests primarily in equity and debt securities of utility companies. Utility companies include companies engaged in the manufacture, production, generation, transmission, sale or distribution of electric, gas or other types of energy, water or other sanitary services; and companies engaged in telecommunications, including telephone, cellular telephone, telegraph, satellite, microwave, cable television, and other communications media (but not engaged in public broadcasting). Increases in fuel and other operating costs; restrictions on operations, increased costs, and delays as a result of environmental and safety regulations; coping with the impact of energy conservation and other factors reducing the demand for services; technological innovations that may render existing plants, equipment or products obsolete, the potential impact of natural or man-made disasters; difficulty in obtaining adequate returns on invested capital; difficulty in obtaining approval of rate increases; the high cost of obtaining financing, particularly during periods of inflation; increased competition resulting from deregulation, overcapacity, and pricing pressures; and the negative impact of regulation. As of January 31, 2010, the Telecom Utilities Portfolio had 68.1% of its net assets invested in utility companies.

10. Lines of Credit:  The SAAMCo family of mutual funds has established a $75 million committed and a $50 million uncommitted line of credit with State Street Bank and Trust Company, the Portfolios’ custodian. Interest is currently payable at the higher of the Federal Funds Rate or London Interbank Offered Rate plus 125 points on the committed line and State Street Bank and Trust Company’s discretionary bid rate on the uncommitted line of credit. Prior to September 18, 2009, interest was payable at the Federal Funds Rate plus 50 basis points on the committed line and State Street Bank and Trust Company’s discretionary bid rate on the uncommitted line of credit. There is also a commitment fee of 15 basis points per annum on the daily unused portion of the committed line of credit which is included in the other expenses line on the Statement of Operations. Prior to September 18, 2009, the commitment fee was 10 basis points per annum on the daily unused portion of the committed line of credit. Borrowings under the line of credit will commence when the respective Portfolio’s cash shortfall exceeds $100,000. For the year ended January 31, 2010, the following portfolios had borrowings:

			Average	Weighted
	Days	Interest	Debt	Average
Portfolio	Outstanding	Charges	Utilized	Interest

Corporate Bond Fund	46	$2,596	$2,388,559	0.85%
Global Bond Portfolio	8	87	442,836	0.82
High-Yield Bond	27	1,497	2,065,004	1.18
MFS Total Return Portfolio	6	121	1,021,992	0.71
Growth-Income Portfolio	29	463	591,079	0.90
Equity Opportunities Portfolio	82	532	221,227	1.14
“Dogs” of Wall Street	7	34	222,834	0.77
Alliance Growth	89	2,030	771,226	1.12
Capital Growth	12	107	324,387	0.88
MFS Massachusetts Investors Trust Portfolio	4	51	322,165	1.42
Fundamental Growth Portfolio	7	47	333,926	0.73
Blue Chip Growth	6	98	852,064	0.69
Mid-Cap Growth	8	103	495,015	0.88
Growth Opportunities Portfolio	1	7	347,626	0.70
Technology	9	122	640,657	0.94
Small & Mid-Cap Value Portfolio	3	576	4,851,092	1.42
International Growth and Income	32	2,688	2,298,815	1.25
Global Equities	52	281	237,001	0.83
Emerging Markets Portfolio	8	605	1,903,816	1.43

At January 31, 2010, High Yield Bond Portfolio, Equity Opportunities Portfolio, Alliance Growth Portfolio, and MFS Massachusetts Portfolio had $1,437,312, $117,167, $235,498 and $360,918, respectively in borrowings outstanding at an interest rate of 1.42%.

11. Interfund Lending Agreement:  Pursuant to the exemptive relief granted by the Securities and Exchange Commission, the Portfolios are permitted to participate in an interfund lending program among investment companies advised by SAAMCo or an affiliate. The interfund lending program allows the participating portfolios to borrow money from and lend money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating funds receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the period ended January 31, 2010, none of the Portfolios participated in this program.

12. Security Transactions with Affiliated Funds or Portfolios:  The Portfolios are permitted to transfer securities by purchasing from and or selling to other affiliated funds under certain conditions approved by the Board. The affiliated funds involved in such transaction must have a common investment advisor or investment advisors which are affiliated persons of each other, common directors, and/or common officers in compliance with Rule 17a-7 of the 1940 Act. Pursuant to the 1940 Act, such transaction must be either a purchase or a sale, for no consideration other than cash payment against prompt delivery of the security at the current market price.

No brokerage commission or fee (except for customary transfer fees), or other remuneration is paid in connection with such transaction. For the period ended January 31, 2010, the following portfolios engaged in security transactions with affiliated Funds:

	Cost of	Proceeds	Realized
Portfolio	Purchases	from Sales	Gain/(Loss)

MFS Total Return	$14,263	$—	$—
Telecom Utility	—	30,083	(6,437)
Equity Opportunities	655,909	(2,251,693)	(230,724)
Capital Growth	146,764	—	—
MFS Massachusetts Investors Trust	—	135,792	(35,854)
Growth Opportunities	256,725	—	—

13. Subsequent Events:  The Portfolios have performed an evaluation of subsequent events and the following subsequent event was noted: SunAmerica served as investment adviser to the High-Yield Bond Portfolio (the “Portfolio”) pursuant to an investment advisory and management agreement (the “Advisory Agreement”) between SunAmerica and the Trust. Employees of SunAmerica managed the day-to-day investments of the Portfolio pursuant to the Advisory Agreement. At an in-person meeting on November 5, 2009, the Board of Trustees of the Trust approved a subadvisory agreement between SunAmerica and PineBridge Investments LLC (“PineBridge”), with respect to the Portfolio (subject to approval by the Portfolio’s shareholders), under which the existing portfolio managers would continue to manage the portfolio, but as employees of PineBridge. On March 29, 2010, shareholders of the Portfolio approved the subadvisory agreement between SunAmerica and PineBridge.

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period

			Net realized		Dividends	Dividends						Ratio of net
	Net Asset	Net	& unrealized	Total	declared	from net		Net Asset			Ratio of	investment
	Value	investment	gain (loss)	from	from net	realized		Value		Net Assets	expenses	income
Period	beginning	income	on	investment	investment	gain on	Total	end of	Total	end of	to average	to average	Portfolio
ended	of period	(loss)*	investments	operations	income	investments	distributions	period	Return**	period (000’s)	net assets	net assets	turnover

Cash Management Portfolio — Class 1
01/31/06	$10.69	$0.32	$—	$0.32	$(0.09)	$—	$(0.09)	$10.92	3.04%	$191,254	0.54%	2.91%	—%
01/31/07	10.92	0.52	(0.01)	0.51	(0.28)	—	(0.28)	11.15	4.71	216,529	0.50	4.63	—
01/31/08	11.15	0.54	(0.06)	0.48	(0.42)	—	(0.42)	11.21	4.35	293,097	0.51	4.81	—
01/31/09	11.21	0.23	(0.13)	0.10	(0.34)	—	(0.34)	10.97	0.94	301,076	0.49	2.03	—
01/31/10	10.97	(0.01)	0.00	(0.01)	(0.27)	—	(0.27)	10.69	(0.05)	184,424	0.51	(0.05)	—

Cash Management Portfolio — Class 2
01/31/06	10.68	0.30	—	0.30	(0.08)	—	(0.08)	10.90	2.80	46,240	0.69	2.75	—
01/31/07	10.90	0.49	—	0.49	(0.26)	—	(0.26)	11.13	4.57	52,721	0.65	4.48	—
01/31/08	11.13	0.52	(0.06)	0.46	(0.40)	—	(0.40)	11.19	4.21	71,673	0.66	4.66	—
01/31/09	11.19	0.21	(0.12)	0.09	(0.33)	—	(0.33)	10.95	0.80	64,643	0.64	1.90	—
01/31/10	10.95	(0.02)	0.00	(0.02)	(0.26)	—	(0.26)	10.67	(0.21)	38,382	0.66	(0.20)	—

Cash Management Portfolio — Class 3
01/31/06	10.66	0.29	—	0.29	(0.07)	—	(0.07)	10.88	2.70	124,629	0.79	2.70	—
01/31/07	10.88	0.48	—	0.48	(0.25)	—	(0.25)	11.11	4.48	184,858	0.75	4.40	—
01/31/08	11.11	0.50	(0.05)	0.45	(0.39)	—	(0.39)	11.17	4.12	295,071	0.77	4.55	—
01/31/09	11.17	0.19	(0.11)	0.08	(0.32)	—	(0.32)	10.93	0.70	403,799	0.74	1.73	—
01/31/10	10.93	(0.03)	0.01	(0.02)	(0.25)	—	(0.25)	10.66	(0.21)	260,422	0.76	(0.31)	—

Corporate Bond Portfolio — Class 1
01/31/06	12.02	0.62	(0.44)	0.18	(0.55)	—	(0.55)	11.65	1.60	280,564	0.62	5.23	44
01/31/07	11.65	0.65	0.02	0.67	(0.53)	—	(0.53)	11.79	5.82	285,098	0.60	5.53	41
01/31/08	11.79	0.65	0.10	0.75	(0.48)	—	(0.48)	12.06	6.46	289,694	0.59	5.42	29
01/31/09	12.06	0.74	(1.56)	(0.82)	(0.52)	—	(0.52)	10.72	(6.55)	222,114	0.59	6.41	59
01/31/10	10.72	0.87	2.33	3.20	(0.77)	—	(0.77)	13.15	30.18	260,596	0.59	7.18	33

Corporate Bond Portfolio — Class 2
01/31/06	12.00	0.60	(0.42)	0.18	(0.54)	—	(0.54)	11.64	1.54	61,250	0.77	5.08	44
01/31/07	11.64	0.63	0.01	0.64	(0.51)	—	(0.51)	11.77	5.58	58,163	0.75	5.38	41
01/31/08	11.77	0.63	0.10	0.73	(0.46)	—	(0.46)	12.04	6.32	58,002	0.74	5.27	29
01/31/09	12.04	0.72	(1.56)	(0.84)	(0.50)	—	(0.50)	10.70	(6.72)	43,905	0.74	6.25	59
01/31/10	10.70	0.85	2.33	3.18	(0.75)	—	(0.75)	13.13	30.06	50,844	0.74	7.03	33

Corporate Bond Portfolio — Class 3
01/31/06	11.99	0.58	(0.43)	0.15	(0.52)	—	(0.52)	11.62	1.35	142,751	0.87	4.96	44
01/31/07	11.62	0.60	0.03	0.63	(0.50)	—	(0.50)	11.75	5.49	267,266	0.85	5.25	41
01/31/08	11.75	0.60	0.12	0.72	(0.45)	—	(0.45)	12.02	6.23	497,661	0.84	5.16	29
01/31/09	12.02	0.71	(1.56)	(0.85)	(0.49)	—	(0.49)	10.68	(6.83)	518,641	0.84	6.23	59
01/31/10	10.68	0.83	2.33	3.16	(0.74)	—	(0.74)	13.10	29.91	679,924	0.84	6.90	33

*	Calculated based upon average shares outstanding.

**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

			Net realized		Dividends	Dividends							Ratio of net
	Net Asset	Net	& unrealized	Total	declared	from net		Net Asset			Ratio of		investment
	Value	investment	gain (loss)	from	from net	realized		Value		Net Assets	expenses		income to
Period	beginning	income	on	investment	investment	gain on	Total	end of	Total	end of	to average		average		Portfolio
ended	of period	(loss)*	investments	operations	income	investments	distributions	period	Return**	period (000’s)	net assets		net assets		turnover

Global Bond Portfolio — Class 1
01/31/06	$11.74	$0.28	$0.06	$0.34	$(0.38)	$(0.06)	$(0.44)	$11.64	2.98%	$97,472	0.83%		2.40%		164%
01/31/07	11.64	0.30	0.04	0.34	(1.11)	(0.23)	(1.34)	10.64	3.08	85,764	0.82		2.57		44
01/31/08	10.64	0.49	1.32	1.81	(0.06)	(0.05)	(0.11)	12.34	17.15	113,115	0.82	(1)	4.44	(1)	55
01/31/09	12.34	0.31	(0.56)	(0.25)	(0.39)	(0.07)	(0.46)	11.63	(1.77)	93,219	0.77		2.59		89
01/31/10	11.63	0.33	1.10	1.43	(0.43)	(0.30)	(0.73)	12.33	12.29	89,061	0.71		2.69		72

Global Bond Portfolio — Class 2
01/31/06	11.69	0.26	0.06	0.32	(0.37)	(0.06)	(0.43)	11.58	2.76	18,586	0.98		2.25		164
01/31/07	11.58	0.27	0.05	0.32	(1.09)	(0.23)	(1.32)	10.58	2.92	18,246	0.97		2.41		44
01/31/08	10.58	0.48	1.32	1.80	(0.05)	(0.05)	(0.10)	12.28	17.07	22,151	0.97	(1)	4.29	(1)	55
01/31/09	12.28	0.30	(0.57)	(0.27)	(0.38)	(0.07)	(0.45)	11.56	(2.01)	19,305	0.92		2.44		89
01/31/10	11.56	0.31	1.10	1.41	(0.41)	(0.30)	(0.71)	12.26	12.20	18,178	0.86		2.54		72

Global Bond Portfolio — Class 3
01/31/06	11.66	0.25	0.06	0.31	(0.35)	(0.06)	(0.41)	11.56	2.75	29,074	1.08		2.15		164
01/31/07	11.56	0.25	0.05	0.30	(1.08)	(0.23)	(1.31)	10.55	2.74	50,196	1.07		2.30		44
01/31/08	10.55	0.45	1.34	1.79	(0.04)	(0.05)	(0.09)	12.25	17.01	112,182	1.07	(1)	4.18	(1)	55
01/31/09	12.25	0.28	(0.57)	(0.29)	(0.36)	(0.07)	(0.43)	11.53	(2.10)	134,028	1.02		2.34		89
01/31/10	11.53	0.29	1.10	1.39	(0.40)	(0.30)	(0.70)	12.22	12.05	161,802	0.96		2.43		72

*	Calculated based upon average shares outstanding.

**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.

(1)	The ratio is gross of custody credits of 0.01%.

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

			Net realized		Dividends	Dividends							Ratio of net
	Net Asset	Net	& unrealized	Total	declared	from net		Net Asset			Ratio of		investment
	Value	investment	gain (loss)	from	from net	realized		Value		Net Assets	expenses		income
Period	beginning	income	on	investment	investment	gain on	Total	end of	Total	end of	to average		to average		Portfolio
ended	of period	(loss)*	investments	operations	income	investments	distributions	period	Return**	period (000s)	net assets		net assets		turnover

High-Yield Bond Portfolio — Class 1
01/31/06	$7.30	$0.57	$0.16	$0.73	$(0.77)	$—	$(0.77)	$7.26	10.65%	$242,766	0.74	%(1)	7.75	%(1)	71%
01/31/07	7.26	0.54	0.34	0.88	(0.60)	—	(0.60)	7.54	12.41	231,605	0.69		7.22		60
01/31/08	7.54	0.59	(0.76)	(0.17)	(0.57)	—	(0.57)	6.80	(2.63)	156,636	0.74		7.78		78
01/31/09	6.80	0.63	(2.42)	(1.79)	(0.72)	—	(0.72)	4.29	(27.54)	96,492	0.75		10.37		66
01/31/10	4.29	0.53	1.13	1.66	(0.46)	—	(0.46)	5.49	39.38	123,988	0.74		10.58		112
High-Yield Bond Portfolio — Class 2
01/31/06	7.28	0.56	0.17	0.73	(0.76)	—	(0.76)	7.25	10.65	41,544	0.89	(1)	7.59	(1)	71
01/31/07	7.25	0.53	0.34	0.87	(0.59)	—	(0.59)	7.53	12.28	43,015	0.84		7.07		60
01/31/08	7.53	0.57	(0.75)	(0.18)	(0.56)	—	(0.56)	6.79	(2.78)	30,617	0.89		7.55		78
01/31/09	6.79	0.62	(2.42)	(1.80)	(0.71)	—	(0.71)	4.28	(27.75)	18,835	0.91		10.22		66
01/31/10	4.28	0.52	1.13	1.65	(0.45)	—	(0.45)	5.48	39.25	25,358	0.89		10.40		112
High-Yield Bond Portfolio — Class 3
01/31/06	7.28	0.54	0.17	0.71	(0.75)	—	(0.75)	7.24	10.41	54,144	0.99	(1)	7.48	(1)	71
01/31/07	7.24	0.51	0.35	0.86	(0.58)	—	(0.58)	7.52	12.19	92,275	0.93		6.95		60
01/31/08	7.52	0.54	(0.73)	(0.19)	(0.55)	—	(0.55)	6.78	(2.87)	100,290	0.99		7.44		78
01/31/09	6.78	0.60	(2.40)	(1.80)	(0.70)	—	(0.70)	4.28	(27.71)	89,967	1.01		10.29		66
01/31/10	4.28	0.51	1.13	1.64	(0.45)	—	(0.45)	5.47	38.88	135,691	0.99		10.25		112
Total Return Bond Portfolio — Class 1
01/31/06	7.68	0.52	0.10	0.62	(0.63)	—	(0.63)	7.67	8.49	80,462	0.97		6.69		48
01/31/07	7.67	0.48	0.13	0.61	(0.60)	—	(0.60)	7.68	8.27	74,677	0.97		6.26		42
01/31/08	7.68	0.52	(0.07)	0.45	(0.52)	—	(0.52)	7.61	5.90	66,587	0.97		6.66		33
01/31/09	7.61	0.31	0.07	0.38	(0.27)	—	(0.27)	7.72	5.31	78,982	0.81		4.14		348
01/31/10	7.72	0.28	0.72	1.00	(0.16)	—	(0.16)	8.56	13.05	115,667	0.68		3.45		177
Total Return Bond Portfolio — Class 2
01/31/06	7.65	0.50	0.11	0.61	(0.62)	—	(0.62)	7.64	8.36	8,336	1.12		6.52		48
01/31/07	7.64	0.47	0.13	0.60	(0.59)	—	(0.59)	7.65	8.14	7,918	1.12		6.11		42
01/31/08	7.65	0.51	(0.07)	0.44	(0.51)	—	(0.51)	7.58	5.77	7,507	1.12		6.51		33
01/31/09	7.58	0.29	0.08	0.37	(0.26)	—	(0.26)	7.69	5.16	13,389	0.96		3.89		348
01/31/10	7.69	0.27	0.71	0.98	(0.15)	—	(0.15)	8.52	12.82	24,224	0.83		3.30		177
Total Return Bond Portfolio — Class 3
01/31/06	7.64	0.48	0.12	0.60	(0.61)	—	(0.61)	7.63	8.26	1,622	1.22		6.36		48
01/31/07	7.63	0.45	0.14	0.59	(0.58)	—	(0.58)	7.64	8.05	3,162	1.22		6.02		42
01/31/08	7.64	0.49	(0.07)	0.42	(0.50)	—	(0.50)	7.56	5.55	7,617	1.22		6.50		33
01/31/09	7.56	0.23	0.13	0.36	(0.25)	—	(0.25)	7.67	5.07	134,355	1.03		3.31		348
01/31/10	7.67	0.25	0.73	0.98	(0.15)	—	(0.15)	8.50	12.77	289,484	0.93		3.14		177

*	Calculated based upon average shares outstanding.

**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.

(1)	Gross of custody credits of 0.01%.

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

			Net realized		Dividends	Dividends								Ratio of net
	Net Asset	Net	& unrealized	Total	declared	from net		Net Asset				Ratio of		investment
	Value	investment	gain (loss)	from	from net	realized		Value			Net Assets	expenses		income
Period	beginning	income	on	investment	investment	gain on	Total	end of	Total		end of	to average		to average		Portfolio
ended	of period	(loss)*	investments	operations	income	investments	distributions	period	Return**		period (000’s)	net assets		net assets		turnover

Balanced Portfolio — Class 1
01/31/06	$13.82	$0.31	$0.30	$0.61	$(0.35)	$—	$(0.35)	$14.08	4.55	%(2)	$224,250	0.73	%(1)	2.16	%(1)	227%
01/31/07	14.08	0.36	1.10	1.46	(0.41)	—	(0.41)	15.13	10.46		191,204	0.74		2.50		141
01/31/08	15.13	0.38	(0.26)	0.12	(0.46)	—	(0.46)	14.79	0.61	(4)	152,768	0.78	(1)	2.45	(1)	74
01/31/09	14.79	0.34	(4.20)	(3.86)	(0.48)	—	(0.48)	10.45	(26.36)		86,808	0.80	(1)	2.52	(1)	91
01/31/10	10.45	0.25	2.55	2.80	(0.42)	—	(0.42)	12.83	26.80		93,954	0.84	(1)	2.08	(1)	108

Balanced Portfolio — Class 2
01/31/06	13.80	0.28	0.31	0.59	(0.33)	—	(0.33)	14.06	4.40	(2)	23,725	0.88	(1)	2.01	(1)	227
01/31/07	14.06	0.34	1.10	1.44	(0.39)	—	(0.39)	15.11	10.32		21,819	0.89		2.35		141
01/31/08	15.11	0.36	(0.26)	0.10	(0.44)	—	(0.44)	14.77	0.47	(4)	18,865	0.93	(1)	2.30	(1)	74
01/31/09	14.77	0.32	(4.19)	(3.87)	(0.46)	—	(0.46)	10.44	(26.48)		10,879	0.95	(1)	2.38	(1)	91
01/31/10	10.44	0.23	2.55	2.78	(0.40)	—	(0.40)	12.82	26.63		11,919	0.99	(1)	1.93	(1)	108

Balanced Portfolio — Class 3
01/31/06	13.78	0.27	0.31	0.58	(0.32)	—	(0.32)	14.04	4.31	(2)	12,943	0.98	(1)	1.90	(1)	227
01/31/07	14.04	0.32	1.10	1.42	(0.37)	—	(0.37)	15.09	10.23		16,970	0.99		2.25		141
01/31/08	15.09	0.34	(0.26)	0.08	(0.42)	—	(0.42)	14.75	0.38	(4)	19,232	1.03	(1)	2.19	(1)	74
01/31/09	14.75	0.30	(4.18)	(3.88)	(0.44)	—	(0.44)	10.43	(26.54)		14,287	1.06	(1)	2.28	(1)	91
01/31/10	10.43	0.21	2.54	2.75	(0.38)	—	(0.38)	12.80	26.43		20,834	1.09	(1)	1.80	(1)	108

MFS Total Return Portfolio — Class 1
01/31/06	17.56	0.44	0.50	0.94	(0.39)	(0.85)	(1.24)	17.26	5.74		674,833	0.71	(1)	2.48	(1)	44
01/31/07	17.26	0.50	1.47	1.97	(0.43)	(0.61)	(1.04)	18.19	11.76		660,292	0.71	(1)	2.83	(1)	51
01/31/08	18.19	0.49	(0.35)	0.14	(0.49)	(0.87)	(1.36)	16.97	0.43	(3)	569,694	0.71	(1)	2.65	(1)	58
01/31/09	16.97	0.45	(4.46)	(4.01)	(0.52)	(1.09)	(1.61)	11.35	(24.37)		337,869	0.72	(1)	2.95	(1)	56
01/31/10	11.35	0.37	2.32	2.69	(0.50)	—	(0.50)	13.54	23.76		349,752	0.72	(1)	2.87	(1)	38

MFS Total Return Portfolio — Class 2
01/31/06	17.54	0.41	0.51	0.92	(0.37)	(0.85)	(1.22)	17.24	5.59		140,809	0.86	(1)	2.33	(1)	44
01/31/07	17.24	0.47	1.48	1.95	(0.41)	(0.61)	(1.02)	18.17	11.61		134,921	0.86	(1)	2.68	(1)	51
01/31/08	18.17	0.46	(0.35)	0.11	(0.47)	(0.87)	(1.34)	16.94	0.23	(3)	113,207	0.86	(1)	2.50	(1)	58
01/31/09	16.94	0.43	(4.45)	(4.02)	(0.49)	(1.09)	(1.58)	11.34	(24.45)		62,628	0.87	(1)	2.80	(1)	56
01/31/10	11.34	0.35	2.31	2.66	(0.48)	—	(0.48)	13.52	23.49		61,969	0.87	(1)	2.73	(1)	38

MFS Total Return Portfolio — Class 3
01/31/06	17.52	0.38	0.52	0.90	(0.35)	(0.85)	(1.20)	17.22	5.50		205,505	0.96	(1)	2.22	(1)	44
01/31/07	17.22	0.44	1.48	1.92	(0.39)	(0.61)	(1.00)	18.14	11.46		332,382	0.96	(1)	2.58	(1)	51
01/31/08	18.14	0.43	(0.34)	0.09	(0.45)	(0.87)	(1.32)	16.91	0.12	(3)	434,923	0.96	(1)	2.38	(1)	58
01/31/09	16.91	0.40	(4.42)	(4.02)	(0.48)	(1.09)	(1.57)	11.32	(24.54)		312,173	0.97	(1)	2.71	(1)	56
01/31/10	11.32	0.33	2.32	2.65	(0.47)	—	(0.47)	13.50	23.40		363,791	0.97	(1)	2.60	(1)	38

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income to average net assets would have been higher by the following:

	1/06	1/07	1/08	1/09	1/10
Balanced Class 1	0.02%	—%	0.01%	0.01%	0.00%
Balanced Class 2	0.02	—	0.01	0.01	0.00
Balanced Class 3	0.02	—	0.01	0.01	0.00
MFS Total Return Class 1	0.01	0.01	0.01	0.01	0.01
MFS Total Return Class 2	0.01	0.01	0.01	0.01	0.01
MFS Total Return Class 3	0.01	0.01	0.00	0.01	0.01

(2)	The Portfolio’s total return was decreased by less than 0.01% from losses on the disposal of investments in violation of investment restrictions.
(3)	The Portfolio’s total return was increased by less than 0.01% from payment by an affiliate.
(4)	The Portfolio’s total return was increased by less than 0.01% from gains on disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

			Net realized		Dividends	Dividends							Ratio of net
	Net Asset	Net	& unrealized	Total	declared	from net		Net Asset			Ratio of		investment
	Value	investment	gain (loss)	from	from net	realized		Value		Net Assets	expenses		income
Period	beginning	income	on	investment	investment	gain on	Total	end of	Total	end of	to average		to average		Portfolio
ended	of period	(loss)*	investments	operations	income	investments	distributions	period	Return**	period (000s)	net assets		net assets		turnover

Telecom Utility Portfolio — Class 1
01/31/06	$8.65	$0.32	$0.60	$0.92	$(0.39)	$—	$(0.39)	$9.18	10.90%	$43,498	0.91	%(2)(3)	3.54	%(2)(3)	6%
01/31/07	9.18	0.35	1.78	2.13	(0.37)	—	(0.37)	10.94	23.49	50,319	0.90	(2)	3.50	(2)	73
01/31/08	10.94	0.30	0.97	1.27	(0.38)	—	(0.38)	11.83	11.38	46,594	1.02	(2)	2.44	(2)	171
01/31/09	11.83	0.27	(4.25)	(3.98)	(0.28)	—	(0.28)	7.57	(33.75)	22,918	1.03	(2)	2.54	(2)	69
01/31/10	7.57	0.33	1.82	2.15	(0.50)	—	(0.50)	9.22	28.40	23,270	1.06	(2)	3.83	(2)	66

Telecom Utility Portfolio — Class 2
01/31/06	8.64	0.31	0.60	0.91	(0.38)	—	(0.38)	9.17	10.76	4,739	1.06	(2)(3)	3.37	(2)(3)	6
01/31/07	9.17	0.32	1.79	2.11	(0.35)	—	(0.35)	10.93	23.36	6,635	1.05	(2)	3.30	(2)	73
01/31/08	10.93	0.27	0.97	1.24	(0.36)	—	(0.36)	11.81	11.17	6,263	1.18	(2)	2.24	(2)	171
01/31/09	11.81	0.25	(4.24)	(3.99)	(0.26)	—	(0.26)	7.56	(33.88)	3,556	1.18	(2)	2.39	(2)	69
01/31/10	7.56	0.32	1.81	2.13	(0.48)	—	(0.48)	9.21	28.23	3,489	1.21	(2)	3.71	(2)	66

Telecom Utility Portfolio — Class 3
01/31/06	8.63	0.29	0.61	0.90	(0.37)	—	(0.37)	9.16	10.67	278	1.15	(2)(3)	3.24	(2)(3)	6
01/31/07	9.16	0.26	1.83	2.09	(0.34)	—	(0.34)	10.91	23.17	1,510	1.15	(2)	2.80	(2)	73
01/31/08	10.91	0.19	1.04	1.23	(0.35)	—	(0.35)	11.79	11.12	7,659	1.35	(2)	1.65	(2)	171
01/31/09	11.79	0.24	(4.23)	(3.99)	(0.25)	—	(0.25)	7.55	(33.94)	7,674	1.29	(2)	2.40	(2)	69
01/31/10	7.55	0.29	1.83	2.12	(0.47)	—	(0.47)	9.20	28.14	9,595	1.31	(2)	3.37	(2)	66

Equity Index Portfolio — Class 1
01/31/06	10.05	0.14	0.84	0.98	(0.17)	—	(0.17)	10.86	9.86	41,634	0.55	(1)(3)	1.30	(1)(3)	2
01/31/07	10.86	0.16	1.34	1.50	(0.18)	—	(0.18)	12.18	13.89	37,909	0.55	(1)	1.38	(1)	2
01/31/08	12.18	0.18	(0.49)	(0.31)	(0.20)	—	(0.20)	11.67	(2.76)	30,261	0.55	(1)	1.44	(1)	2
01/31/09	11.67	0.18	(4.66)	(4.48)	(0.22)	—	(0.22)	6.97	(38.73)	15,907	0.55	(1)	1.74	(1)	4
01/31/10	6.97	0.14	2.11	2.25	(0.22)	—	(0.22)	9.00	32.31	17,029	0.55	(1)	1.68	(1)	3

*	Calculated based upon average shares outstanding.

**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.

(1)	During the below stated periods, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses					Net Investment Income (Loss)
	1/06(3)	1/07	1/08	1/09	1/10	1/06(3)	1/07	1/08	1/09	1/10

Equity Index Class 1	0.63%	0.67%	0.70%	0.81%	0.87%	1.24%	1.28%	1.29%	1.48%	1.36%

(2)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income to average net assets would have been higher by the following:

	1/06	1/07	1/08	1/09	1/10

Telecom Utility Class 1	0.03%	0.04%	0.02%	0.01%	0.01%
Telecom Utility Class 2	0.03	0.04	0.02	0.01	0.01
Telecom Utility Class 3	0.03	0.04	0.02	0.01	0.01

(3)	Net of custody credits of 0.01%

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

			Net realized		Dividends	Dividends							Ratio of net
	Net Asset	Net	& unrealized	Total	declared	from net		Net Asset			Ratio of		investment
	Value	investment	gain (loss)	from	from net	realized		Value		Net Assets	expenses		income
Period	beginning	income	on	investment	investment	gain on	Total	end of	Total	end of	to average		to average		Portfolio
ended	of period	(loss)*	investments	operations	income	investments	distributions	period	Return**	period (000s)	net assets		net assets		turnover

Growth-Income Portfolio — Class 1
01/31/06	$23.25	$0.14	$3.11	$3.25	$(0.14)	$—	$(0.14)	$26.36	14.05%	$715,382	0.61	%(1)	0.58	%(1)	36%
01/31/07	26.36	0.20	1.42	1.62	(0.20)	—	(0.20)	27.78	6.17	567,436	0.63	(1)	0.76	(1)	44
01/31/08	27.78	0.19	(0.56)	(0.37)	(0.28)	—	(0.28)	27.13	(1.46)	418,964	0.64	(1)	0.69	(1)	34
01/31/09	27.13	0.20	(10.64)	(10.44)	(0.27)	(3.04)	(3.31)	13.38	(40.37)	190,022	0.68	(1)	0.90	(1)	70
01/31/10	13.38	0.14	3.69	3.83	(0.23)	—	(0.23)	16.98	28.61	198,240	0.71	(1)	0.90	(1)	49

Growth-Income Portfolio — Class 2
01/31/06	23.22	0.11	3.10	3.21	(0.10)	—	(0.10)	26.33	13.90	42,623	0.76	(1)	0.43	(1)	36
01/31/07	26.33	0.16	1.41	1.57	(0.16)	—	(0.16)	27.74	6.00	37,815	0.78	(1)	0.61	(1)	44
01/31/08	27.74	0.15	(0.57)	(0.42)	(0.24)	—	(0.24)	27.08	(1.63)	29,346	0.79	(1)	0.54	(1)	34
01/31/09	27.08	0.17	(10.61)	(10.44)	(0.23)	(3.04)	(3.27)	13.37	(40.43)	12,742	0.83	(1)	0.74	(1)	70
01/31/10	13.37	0.12	3.68	3.80	(0.20)	—	(0.20)	16.97	28.39	12,657	0.86	(1)	0.75	(1)	49

Growth-Income Portfolio — Class 3
01/31/06	23.19	0.08	3.10	3.18	(0.08)	—	(0.08)	26.29	13.77	21,564	0.86	(1)	0.32	(1)	36
01/31/07	26.29	0.13	1.42	1.55	(0.14)	—	(0.14)	27.70	5.91	23,143	0.88	(1)	0.50	(1)	44
01/31/08	27.70	0.14	(0.59)	(0.45)	(0.21)	—	(0.21)	27.04	(1.71)	29,996	0.89	(1)	0.44	(1)	34
01/31/09	27.04	0.14	(10.59)	(10.45)	(0.19)	(3.04)	(3.23)	13.36	(40.49)	15,633	0.93	(1)	0.64	(1)	70
01/31/10	13.36	0.10	3.68	3.78	(0.18)	—	(0.18)	16.96	28.25	18,005	0.96	(1)	0.64	(1)	49

Equity Opportunities Portfolio — Class 1
01/31/06	16.06	0.25	1.09	1.34	(0.26)	—	(0.26)	17.14	8.50	176,962	0.76	(1)	1.46	(1)	55
01/31/07	17.14	0.28	2.35	2.63	(0.30)	(0.21)	(0.51)	19.26	15.51	157,526	0.76	(1)	1.54	(1)	59
01/31/08	19.26	0.19	(1.25)	(1.06)	(0.35)	(1.96)	(2.31)	15.89	(7.05)	110,739	0.88	(1)	1.00	(1)	170
01/31/09	15.89	0.11	(5.97)	(5.86)	(0.23)	(2.82)	(3.05)	6.98	(40.05)	50,402	1.00		0.88		142
01/31/10	6.98	0.07	2.76	2.83	(0.12)	—	(0.12)	9.69	40.50	57,061	1.03		0.81		147

Equity Opportunities Portfolio — Class 2
01/31/06	16.04	0.22	1.09	1.31	(0.24)	—	(0.24)	17.11	8.29	21,346	0.91	(1)	1.31	(1)	55
01/31/07	17.11	0.25	2.34	2.59	(0.27)	(0.21)	(0.48)	19.22	15.32	20,617	0.91	(1)	1.39	(1)	59
01/31/08	19.22	0.16	(1.25)	(1.09)	(0.32)	(1.96)	(2.28)	15.85	(7.20)	15,375	1.04	(1)	0.85	(1)	170
01/31/09	15.85	0.09	(5.95)	(5.86)	(0.20)	(2.82)	(3.02)	6.97	(40.11)	7,397	1.15		0.73		142
01/31/10	6.97	0.06	2.75	2.81	(0.10)	—	(0.10)	9.68	40.28	8,455	1.18		0.67		147

Equity Opportunities Portfolio — Class 3
01/31/06	16.02	0.20	1.10	1.30	(0.23)	—	(0.23)	17.09	8.20	49,769	1.01	(1)	1.19	(1)	55
01/31/07	17.09	0.23	2.33	2.56	(0.25)	(0.21)	(0.46)	19.19	15.18	63,591	1.01	(1)	1.28	(1)	59
01/31/08	19.19	0.13	(1.23)	(1.10)	(0.30)	(1.96)	(2.26)	15.83	(7.23)	57,467	1.14	(1)	0.73	(1)	170
01/31/09	15.83	0.08	(5.96)	(5.88)	(0.18)	(2.82)	(3.00)	6.95	(40.28)	29,036	1.25		0.62		142
01/31/10	6.95	0.05	2.74	2.79	(0.08)	—	(0.08)	9.66	40.22	33,239	1.28		0.56		147

*	Calculated based upon average shares outstanding.

**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.

(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/06	1/07	1/08	1/09	1/10

Growth-Income Class 1	0.01%	0.01%	0.00%	0.01%	0.00%
Growth-Income Class 2	0.01	0.01	0.01	0.01	0.00
Growth-Income Class 3	0.01	0.01	0.01	0.01	0.00
Equity Opportunities Class 1	0.05	0.04	0.03	—	—
Equity Opportunities Class 2	0.05	0.04	0.02	—	—
Equity Opportunities Class 3	0.04	0.04	0.02	—	—

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

			Net realized		Dividends	Dividends								Ratio of net
	Net Asset	Net	& unrealized	Total	declared	from net		Net Asset				Ratio of		investment
	Value	investment	gain (loss)	from	from net	realized		Value			Net Assets	expenses		income
Period	beginning	income	on	investment	investment	gain on	Total	end of	Total		end of	to average		to average		Portfolio
ended	of period	(loss)*	investments	operations	income	investments	distributions	period	Return**		period (000s)	net assets		net assets		turnover

Davis Venture Value Portfolio — Class 1
01/31/06	$25.94	$0.28	$3.25	$3.53	$(0.28)	$—	$(0.28)	$29.19	13.71%		$1,819,150	0.76	%(1)	1.03	%(1)	14%
01/31/07	29.19	0.28	4.06	4.34	(0.31)	—	(0.31)	33.22	14.96	(2)	1,720,746	0.76	(1)	0.91	(1)	16
01/31/08	33.22	0.41	(0.51)	(0.10)	(0.31)	(1.54)	(1.85)	31.27	(0.80)		1,348,011	0.77	(1)	1.21	(1)	14
01/31/09	31.27	0.29	(12.30)	(12.01)	(0.48)	(4.11)	(4.59)	14.67	(41.35	)(3)	606,016	0.78	(1)	1.12	(1)	16
01/31/10	14.67	0.15	6.00	6.15	(0.30)	(0.44)	(0.74)	20.08	41.94		700,922	0.77	(1)	0.81	(1)	14

Davis Venture Value Portfolio — Class 2
01/31/06	25.90	0.24	3.25	3.49	(0.24)	—	(0.24)	29.15	13.57		224,338	0.91	(1)	0.87	(1)	14
01/31/07	29.15	0.23	4.05	4.28	(0.27)	—	(0.27)	33.16	14.76	(2)	227,584	0.91	(1)	0.75	(1)	16
01/31/08	33.16	0.36	(0.52)	(0.16)	(0.26)	(1.54)	(1.80)	31.20	(0.96)		187,528	0.92	(1)	1.06	(1)	14
01/31/09	31.20	0.25	(12.26)	(12.01)	(0.43)	(4.11)	(4.54)	14.65	(41.42	)(3)	85,946	0.93	(1)	0.97	(1)	16
01/31/10	14.65	0.12	5.99	6.11	(0.26)	(0.44)	(0.70)	20.06	41.73		97,993	0.92	(1)	0.66	(1)	14

Davis Venture Value Portfolio — Class 3
01/31/06	25.86	0.20	3.27	3.47	(0.22)	—	(0.22)	29.11	13.49		370,408	1.01	(1)	0.73	(1)	14
01/31/07	29.11	0.19	4.05	4.24	(0.24)	—	(0.24)	33.11	14.65	(2)	630,658	1.01	(1)	0.62	(1)	16
01/31/08	33.11	0.31	(0.51)	(0.20)	(0.23)	(1.54)	(1.77)	31.14	(1.07)		734,025	1.02	(1)	0.93	(1)	14
01/31/09	31.14	0.22	(12.24)	(12.02)	(0.39)	(4.11)	(4.50)	14.62	(41.49	)(3)	435,006	1.03	(1)	0.88	(1)	16
01/31/10	14.62	0.10	5.98	6.08	(0.24)	(0.44)	(0.68)	20.02	41.59		562,676	1.02	(1)	0.55	(1)	14

“Dogs” of Wall Street Portfolio — Class 1
01/31/06	10.37	0.24	0.04	0.28	(0.26)	(0.02)	(0.28)	10.37	2.91		68,668	0.70	(1)	2.26	(1)	26
01/31/07	10.37	0.25	1.85	2.10	(0.28)	(0.19)	(0.47)	12.00	20.57		67,972	0.71	(1)	2.22	(1)	45
01/31/08	12.00	0.25	(0.55)	(0.30)	(0.31)	(0.72)	(1.03)	10.67	(2.89)		45,384	0.73	(1)	2.24	(1)	61
01/31/09	10.67	0.29	(3.81)	(3.52)	(0.33)	(1.71)	(2.04)	5.11	(37.13)		21,919	0.75	(1)	3.31	(1)	74
01/31/10	5.11	0.20	1.65	1.85	(0.30)	—	(0.30)	6.66	36.46		24,588	0.78		3.35		66

“Dogs” of Wall Street Portfolio — Class 2
01/31/06	10.36	0.22	0.04	0.26	(0.24)	(0.02)	(0.26)	10.36	2.75		19,414	0.85	(1)	2.10	(1)	26
01/31/07	10.36	0.23	1.85	2.08	(0.27)	(0.19)	(0.46)	11.98	20.33		19,902	0.86	(1)	2.07	(1)	45
01/31/08	11.98	0.24	(0.55)	(0.31)	(0.29)	(0.72)	(1.01)	10.66	(2.94)		14,126	0.88	(1)	2.09	(1)	61
01/31/09	10.66	0.27	(3.80)	(3.53)	(0.31)	(1.71)	(2.02)	5.11	(37.20)		6,790	0.90	(1)	3.17	(1)	74
01/31/10	5.11	0.19	1.65	1.84	(0.29)	—	(0.29)	6.66	36.19		7,683	0.93		3.19		66

“Dogs” of Wall Street Portfolio — Class 3
01/31/06	10.34	0.21	0.05	0.26	(0.23)	(0.02)	(0.25)	10.35	2.75		12,873	0.95	(1)	2.01	(1)	26
01/31/07	10.35	0.21	1.85	2.06	(0.26)	(0.19)	(0.45)	11.96	20.15		20,403	0.96	(1)	1.93	(1)	45
01/31/08	11.96	0.22	(0.54)	(0.32)	(0.28)	(0.72)	(1.00)	10.64	(3.04)		19,060	0.99	(1)	1.99	(1)	61
01/31/09	10.64	0.26	(3.79)	(3.53)	(0.30)	(1.71)	(2.01)	5.10	(37.27)		10,859	1.00	(1)	3.08	(1)	74
01/31/10	5.10	0.18	1.65	1.83	(0.28)	—	(0.28)	6.65	36.09		14,054	1.03		3.06		66

*	Calculated based upon average shares outstanding.

**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.

(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/06	1/07	1/08	1/09	1/10

Davis Venture Value Class 1	0.01%	0.00%	0.00%	0.00%	0.00%
Davis Venture Value Class 2	0.01	0.00	0.00	0.00	0.00
Davis Venture Value Class 3	0.00	0.00	0.00	0.00	0.00
“Dogs” of Wall Street Class 1	0.00	0.02	0.01	0.00	—
“Dogs” of Wall Street Class 2	0.00	0.02	0.01	0.00	—
“Dogs” of Wall Street Class 3	0.00	0.02	0.01	0.00	—

(2)	The Portfolio’s performance figure was increased by 0.07% from gains on the disposal of investments in violation of investment restrictions.
(3)	The Portfolio’s performance figure was increased by 0.04% from gains on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

			Net realized		Dividends	Dividends						Ratio of net
	Net Asset	Net	& unrealized	Total	declared	from net		Net Asset			Ratio of	investment
	Value	investment	gain (loss)	from	from net	realized		Value		Net Assets	expenses	income (loss)
Period	beginning	income	on	investment	investment	gain on	Total	end of	Total	end of	to average	to average	Portfolio
ended	of period	(loss)*	investments	operations	income	investments	distributions	period	Return**	period (000’s)	net assets(1)	net assets(1)	turnover

Alliance Growth Portfolio — Class 1
01/31/06	$18.08	$0.02	$5.07	$5.09	$(0.08)	$—	$(0.08)	$23.09	28.23%	$878,869	0.66%	0.10%	66%
01/31/07	23.09	0.01	(0.59)	(0.58)	(0.03)	—	(0.03)	22.48	(2.52)	640,828	0.66	0.07	91
01/31/08	22.48	0.04	(0.04)	0.00	(0.01)	—	(0.01)	22.47	(0.00)	470,282	0.66	0.15	110
01/31/09	22.47	0.09	(8.31)	(8.22)	(0.03)	—	(0.03)	14.22	(36.59)	227,852	0.68	0.43	98
01/31/10	14.22	0.16	5.39	5.55	(0.11)	—	(0.11)	19.66	39.01	257,596	0.68	0.91	98

Alliance Growth Portfolio — Class 2
01/31/06	18.06	(0.01)	5.06	5.05	(0.05)	—	(0.05)	23.06	28.03	82,966	0.81	(0.06)	66
01/31/07	23.06	(0.02)	(0.60)	(0.62)	—	—	—	22.44	(2.69)	69,079	0.82	(0.08)	91
01/31/08	22.44	(0.00)	(0.03)	(0.03)	—	—	—	22.41	(0.13)	54,957	0.81	(0.00)	110
01/31/09	22.41	0.06	(8.29)	(8.23)	—	—	—	14.18	(36.72)	28,856	0.83	0.28	98
01/31/10	14.18	0.14	5.37	5.51	(0.08)	—	(0.08)	19.61	38.84	31,878	0.83	0.76	98

Alliance Growth Portfolio — Class 3
01/31/06	18.03	(0.03)	5.07	5.04	(0.04)	—	(0.04)	23.03	27.96	123,871	0.91	(0.17)	66
01/31/07	23.03	(0.04)	(0.60)	(0.64)	—	—	—	22.39	(2.78)	221,601	0.92	(0.18)	91
01/31/08	22.39	(0.03)	(0.03)	(0.06)	—	—	—	22.34	(0.22)	236,778	0.91	(0.11)	110
01/31/09	22.34	0.04	(8.26)	(8.22)	—	—	—	14.12	(36.80)	131,182	0.93	0.18	98
01/31/10	14.12	0.11	5.36	5.47	(0.06)	—	(0.06)	19.53	38.73	150,590	0.93	0.64	98

*	Calculated based upon average shares outstanding.

**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.

(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/06	1/07	1/08	1/09	1/10

Alliance Growth Class 1	0.02%	0.01%	0.01%	0.01%	0.01%
Alliance Growth Class 2	0.02	0.01	0.01	0.01	0.01
Alliance Growth Class 3	0.02	0.01	0.01	0.01	0.01

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

			Net realized		Dividends	Dividends							Ratio of net
	Net Asset	Net	& unrealized	Total	declared	from net		Net Asset			Ratio of		investment
	Value	investment	gain (loss)	from	from net	realized		Value		Net Assets	expenses		income (loss)
Period	beginning	income	on	investment	investment	gain on	Total	end of	Total	end of	to average		to average		Portfolio
ended	of period	(loss)*	investments	operations	income	investments	distributions	period	Return**	period (000’s)	net assets(2)		net assets(2)		turnover

Capital Growth Portfolio — Class 1
01/31/06	$7.32	$0.02	$0.65	$0.67	$(0.04)	$—	$(0.04)	$7.95	9.15%	$18,639	1.32	%(1)	0.31	%(1)	58%
01/31/07	7.95	0.02	1.07	1.09	(0.03)	—	(0.03)	9.01	13.68	19,493	1.30	(1)(3)	0.29	(1)(3)	91
01/31/08	9.01	(0.01)	0.22	0.21	(0.11)	—	(0.11)	9.11	2.20	16,081	1.13	(1)	(0.13	)(1)	120
01/31/09	9.11	(0.01)	(3.80)	(3.81)	—	—	—	5.30	(41.82)	7,374	1.06		(0.15)		62
01/31/10	5.30	0.00	2.13	2.13	—	—	—	7.43	40.19	10,774	1.00		0.02		47

Capital Growth Portfolio — Class 2
01/31/06	7.28	0.01	0.64	0.65	(0.03)	—	(0.03)	7.90	8.90	6,043	1.47	(1)	0.16	(1)	58
01/31/07	7.90	0.01	1.07	1.08	(0.02)	—	(0.02)	8.96	13.62	6,117	1.45	(1)(3)	0.14	(1)(3)	91
01/31/08	8.96	(0.03)	0.23	0.20	(0.10)	—	(0.10)	9.06	2.10	5,069	1.28	(1)	(0.29	)(1)	120
01/31/09	9.06	(0.02)	(3.78)	(3.80)	—	—	—	5.26	(41.94)	2,402	1.21		(0.30)		62
01/31/10	5.26	(0.01)	2.12	2.11	—	—	—	7.37	40.11	2,847	1.15		(0.11)		47

Capital Growth Portfolio — Class 3
01/31/06	7.27	0.00	0.63	0.63	(0.02)	—	(0.02)	7.88	8.67	1,912	1.57	(1)	0.03	(1)	58
01/31/07	7.88	0.00	1.07	1.07	(0.01)	—	(0.01)	8.94	13.56	4,408	1.55	(1)(3)	0.05	(1)(3)	91
01/31/08	8.94	(0.05)	0.24	0.19	(0.10)	—	(0.10)	9.03	1.91	41,607	1.40	(1)	(0.55	)(1)	120
01/31/09	9.03	(0.03)	(3.76)	(3.79)	—	—	—	5.24	(41.97)	43,391	1.32		(0.43)		62
01/31/10	5.24	(0.01)	2.10	2.09	—	—	—	7.33	39.89	52,840	1.25		(0.21)		47

*	Calculated based upon average shares outstanding.

**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.

(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/06	1/07	1/08

Capital Growth Class 1	0.01%	0.02%	0.01%
Capital Growth Class 2	0.01	0.02	0.01
Capital Growth Class 3	0.01	0.02	0.00

(2)	During the below stated periods, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses					Net Investment Income (Loss)
	1/06(1)	1/07(1)	1/08(1)	1/09	1/10	1/06(1)	1/07(1)	1/08(1)	1/09	1/10

Capital Growth Class 1	1.20%	1.19%	1.18%	1.11%	1.05%	0.43%	0.40%	(0.18)%	(0.20)%	(0.03)%
Capital Growth Class 2	1.35	1.34	1.33	1.26	1.20	0.28	0.24	(0.34)	(0.35)	(0.16)
Capital Growth Class 3	1.43	1.45	1.45	1.37	1.30	0.17	0.15	(0.60)	(0.48)	(0.26)

(3)	Net of custody credits of 0.01%.

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

			Net realized		Dividends	Dividends							Ratio of net
	Net Asset	Net	& unrealized	Total	declared	from net		Net Asset			Ratio of		investment
	Value	investment	gain (loss)	from	from net	realized		Value		Net Assets	expenses to		income (loss)
Period	beginning	income	on	investment	investment	gain on	Total	end of	Total	end of	average net		to average		Portfolio
ended	of period	(loss)*	investments	operations	income	investments	distributions	period	Return**	period (000s)	assets(1)		net assets(1)		turnover

MFS Massachusetts Investors Trust Portfolio — Class 1
01/31/06	$11.45	$0.08	$1.32	$1.40	$(0.10)	$—	$(0.10)	$12.75	12.28%	$191,335	0.78%		0.65%		45%
01/31/07	12.75	0.14	1.35	1.49	(0.09)	—	(0.09)	14.15	11.76	162,799	0.78		1.02		27
01/31/08	14.15	0.12	0.30	0.42	(0.18)	—	(0.18)	14.39	2.84 (3)	128,090	0.78		0.81		23
01/31/09	14.39	0.17	(4.96)	(4.79)	(0.14)	—	(0.14)	9.46	(33.44)	65,174	0.79		1.31		33
01/31/10	9.46	0.14	2.85	2.99	(0.15)	—	(0.15)	12.30	31.65	71,683	0.79		1.26		37

MFS Massachusetts Investors Trust Portfolio — Class 2
01/31/06	11.44	0.06	1.33	1.39	(0.08)	—	(0.08)	12.75	12.22	30,111	0.93		0.49		45
01/31/07	12.75	0.11	1.36	1.47	(0.08)	—	(0.08)	14.14	11.53	28,136	0.93		0.86		27
01/31/08	14.14	0.10	0.29	0.39	(0.16)	—	(0.16)	14.37	2.64 (3)	23,643	0.93		0.65		23
01/31/09	14.37	0.15	(4.95)	(4.80)	(0.12)	—	(0.12)	9.45	(33.55)	12,919	0.94		1.16		33
01/31/10	9.45	0.12	2.85	2.97	(0.13)	—	(0.13)	12.29	31.48	14,573	0.94		1.10		37

MFS Massachusetts Investors Trust Portfolio — Class 3
01/31/06	11.43	0.05	1.32	1.37	(0.07)	—	(0.07)	12.73	12.04	49,378	1.03		0.37		45
01/31/07	12.73	0.10	1.35	1.45	(0.06)	—	(0.06)	14.12	11.45	57,649	1.03		0.73		27
01/31/08	14.12	0.08	0.29	0.37	(0.14)	—	(0.14)	14.35	2.56 (3)	53,153	1.03		0.55		23
01/31/09	14.35	0.13	(4.94)	(4.81)	(0.10)	—	(0.10)	9.44	(33.62)	68,881	1.04		1.05		33
01/31/10	9.44	0.11	2.84	2.95	(0.12)	—	(0.12)	12.27	31.30	118,375	1.04		0.95		37

Fundamental Growth Portfolio — Class 1
01/31/06	14.12	0.00	1.60	1.60	(0.09)	—	(0.09)	15.63	11.40	201,063	0.92	(2)	(0.04	)(2)	116
01/31/07	15.63	(0.01)	1.12	1.11	(0.00)	—	(0.00)	16.74	7.13	160,693	0.84	(2)	(0.09	)(2)	73
01/31/08	16.74	(0.01)	0.02	0.01	—	—	—	16.75	0.06	120,755	0.92	(2)	(0.04	)(2)	197
01/31/09	16.75	(0.01)	(6.77)	(6.78)	—	—	—	9.97	(40.48)	56,847	0.93		(0.12)		151
01/31/10	9.97	0.01	3.19	3.20	—	—	—	13.17	32.10	63,212	0.94	(2)	0.01	(2)	151

Fundamental Growth Portfolio — Class 2
01/31/06	14.10	(0.02)	1.60	1.58	(0.07)	—	(0.07)	15.61	11.25	9,244	1.07	(2)	(0.20	)(2)	116
01/31/07	15.61	(0.04)	1.12	1.08	—	—	—	16.69	6.92	7,678	0.99	(2)	(0.24	)(2)	73
01/31/08	16.69	(0.03)	0.02	(0.01)	—	—	—	16.68	(0.06)	6,295	1.07	(2)	(0.19	)(2)	197
01/31/09	16.68	(0.03)	(6.73)	(6.76)	—	—	—	9.92	(40.53)	3,041	1.08		(0.27)		151
01/31/10	9.92	(0.01)	3.17	3.16	—	—	—	13.08	31.85	3,383	1.09	(2)	(0.13	)(2)	151

Fundamental Growth Portfolio — Class 3
01/31/06	14.06	(0.04)	1.61	1.57	(0.06)	—	(0.06)	15.57	11.18	5,445	1.17	(2)	(0.32	)(2)	116
01/31/07	15.57	(0.05)	1.12	1.07	—	—	—	16.64	6.87	5,531	1.09	(2)	(0.34	)(2)	73
01/31/08	16.64	(0.05)	0.03	(0.02)	—	—	—	16.62	(0.12)	61,480	1.20	(2)	(0.32	)(2)	197
01/31/09	16.62	(0.04)	(6.71)	(6.75)	—	—	—	9.87	(40.61)	68,490	1.18		(0.32)		151
01/31/10	9.87	(0.02)	3.16	3.14	—	—	—	13.01	31.81	79,364	1.19	(2)	(0.24	)(2)	151

*	Calculated based upon average shares outstanding.

**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.

(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/06	1/07	1/08	1/09	1/10

MFS Massachusetts Investors Trust Class 1	0.01%	0.01%	0.01%	0.01%	0.01%
MFS Massachusetts Investors Trust Class 2	0.01	0.01	0.00	0.01	0.01
MFS Massachusetts Investors Trust Class 3	0.01	0.01	0.01	0.01	0.01
Fundamental Growth Class 1	0.04	0.02	0.03	0.04	0.05
Fundamental Growth Class 2	0.04	0.02	0.03	0.04	0.05
Fundamental Growth Class 3	0.03	0.02	0.03	0.04	0.05

(2)	During the below stated periods, the investment adviser waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolio, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

						Net Investment
	Expenses					Income (Loss)
	1/06(1)	1/07(1)	1/08(1)	1/09	1/10(1)	1/06(1)	1/07(1)	1/08(1)	1/09	1/10(1)

Fundamental Growth Portfolio Class 1	0.95%	0.94%	0.94%	—	0.96%	(0.07)%	(0.19)%	(0.07)%	—	(0.01)%
Fundamental Growth Portfolio Class 2	1.10	1.09	1.09	—	1.11	(0.23)	(0.34)	(0.22)	—	(0.15)
Fundamental Growth Portfolio Class 3	1.21	1.19	1.21	—	1.21	(0.36)	(0.44)	(0.33)	—	(0.26)

(3)	The Portfolio’s total return was increased by less than 0.01% from a payment by an affiliate.

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

			Net realized		Dividends	Dividends							Ratio of net
	Net Asset	Net	& unrealized	Total	declared	from net		Net Asset				Ratio of	investment
	Value	investment	gain (loss)	from	from net	realized		Value			Net Assets	expenses	income (loss)
Period	beginning	income	on	investment	investment	gain on	Total	end of	Total		end of	to average	to average	Portfolio
ended	of period	(loss)*	investments	operations	income	investments	distributions	period	Return**		period (000s)	net assets(1)(2)	net assets(1)(2)	turnover

Blue Chip Growth Portfolio — Class 1
01/31/06	$6.21	$0.01	$0.48	$0.49	$(0.04)	$—	$(0.04)	$6.66	7.89%		$29,581	0.85%	0.18%	109%
01/31/07	6.66	0.02	0.47	0.49	(0.02)	—	(0.02)	7.13	7.32		23,051	0.85	0.34	154
01/31/08	7.13	0.03	0.11	0.14	(0.03)	—	(0.03)	7.24	1.86		20,216	0.85	0.34	71
01/31/09	7.24	0.02	(2.60)	(2.58)	(0.03)	—	(0.03)	4.63	(35.70	)(3)	9,323	0.85	0.26	51
01/31/10	4.63	0.02	1.58	1.60	(0.02)	—	(0.02)	6.21	34.54		11,435	0.85	0.38	45

Blue Chip Growth Portfolio — Class 2
01/31/06	6.20	0.00	0.49	0.49	(0.03)	—	(0.03)	6.66	7.91		12,399	1.00	0.03	109
01/31/07	6.66	0.01	0.46	0.47	(0.01)	—	(0.01)	7.12	7.02		11,336	1.00	0.18	154
01/31/08	7.12	0.02	0.12	0.14	(0.02)	—	(0.02)	7.24	1.88		8,812	1.00	0.21	71
01/31/09	7.24	0.01	(2.60)	(2.59)	(0.02)	—	(0.02)	4.63	(35.83	)(3)	4,449	1.00	0.11	51
01/31/10	4.63	0.01	1.58	1.59	(0.01)	—	(0.01)	6.21	34.33		4,900	1.00	0.23	45

Blue Chip Growth Portfolio — Class 3
01/31/06	6.19	0.00	0.48	0.48	(0.02)	—	(0.02)	6.65	7.82		10,795	1.10	(0.08)	109
01/31/07	6.65	—	0.46	0.46	(0.00)	—	(0.00)	7.11	6.93		13,177	1.10	0.07	154
01/31/08	7.11	0.00	0.13	0.13	(0.01)	—	(0.01)	7.23	1.80		16,270	1.10	0.05	71
01/31/09	7.23	0.00	(2.60)	(2.60)	(0.01)	—	(0.01)	4.62	(35.96	)(3)	10,761	1.10	0.01	51
01/31/10	4.62	0.01	1.57	1.58	(0.00)	—	(0.00)	6.20	34.27		19,854	1.10	0.09	45

*	Calculated based upon average shares outstanding.

**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.

(1)	During the below stated periods, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses					Net Investment Income (Loss)
	1/06(2)	1/07(2)	1/08(2)	1/09(2)	1/10(2)	1/06(2)	1/07(2)	1/08(2)	1/09(2)	1/10(2)

Blue Chip Growth Class 1	0.94%	0.85%	0.91%	0.93%	0.97%	0.09%	0.34%	0.28%	0.17%	0.26%
Blue Chip Growth Class 2	1.09	1.00	1.06	1.09	1.12	(0.06)	0.18	0.15	0.02	0.11
Blue Chip Growth Class 3	1.19	1.10	1.17	1.19	1.22	(0.17)	0.07	(0.02)	(0.08)	(0.03)

(2)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/06	1/07	1/08	1/09	1/10

Blue Chip Growth Class 1	0.05%	0.02%	0.01%	0.01%	0.00%
Blue Chip Growth Class 2	0.05	0.02	0.01	0.01	0.00
Blue Chip Growth Class 3	0.05	0.02	0.01	0.01	0.00

(3)	The Portfolio’s performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

			Net realized		Dividends	Dividends								Ratio of net
	Net Asset	Net	& unrealized	Total	declared	from net		Net Asset				Ratio of		investment
	Value	investment	gain (loss)	from	from net	realized		Value			Net Assets	expenses to		income (loss)
Period	beginning	income	on	investment	investment	gain on	Total	end of	Total		end of	average net		to average		Portfolio
ended	of period	(loss)*	investments	operations	income	investments	distributions	period	Return**		period (000s)	assets		net assets		turnover

Real Estate Portfolio — Class 1
01/31/06	$18.19	$0.34	$5.00	$5.34	$(0.42)	$(1.55)	$(1.97)	$21.56	31.37%		$165,987	0.85	%(2)	1.69	%(2)	23%
01/31/07	21.56	0.34	6.65	6.99	(0.32)	(2.34)	(2.66)	25.89	34.17	(3)	195,996	0.82		1.45		37
01/31/08	25.89	0.48	(5.30)	(4.82)	(0.34)	(3.56)	(3.90)	17.17	(20.98	)(3)	98,168	0.84		2.12		60
01/31/09	17.17	0.31	(7.85)	(7.54)	(0.53)	(2.20)	(2.73)	6.90	(49.83)		37,470	0.85	(2)	2.20	(2)	44
01/31/10	6.90	0.21	2.63	2.84	(0.19)	—	(0.19)	9.55	41.19	(4)	41,157	0.86	(2)	2.58	(2)	71

Real Estate Portfolio — Class 2
01/31/06	18.15	0.31	4.98	5.29	(0.39)	(1.55)	(1.94)	21.50	31.15		32,483	1.00	(2)	1.54	(2)	23
01/31/07	21.50	0.31	6.63	6.94	(0.29)	(2.34)	(2.63)	25.81	34.01	(3)	40,000	0.97		1.32		37
01/31/08	25.81	0.45	(5.30)	(4.85)	(0.30)	(3.56)	(3.86)	17.10	(21.13	)(3)	23,543	0.99		1.98		60
01/31/09	17.10	0.29	(7.82)	(7.53)	(0.49)	(2.20)	(2.69)	6.88	(49.87)		8,848	1.00	(2)	2.04	(2)	44
01/31/10	6.88	0.19	2.61	2.80	(0.16)	—	(0.16)	9.52	40.84	(4)	10,222	1.01	(2)	2.41	(2)	71

Real Estate Portfolio — Class 3
01/31/06	18.12	0.28	4.99	5.27	(0.37)	(1.55)	(1.92)	21.47	31.08		53,320	1.10	(2)	1.43	(2)	23
01/31/07	21.47	0.30	6.59	6.89	(0.27)	(2.34)	(2.61)	25.75	33.81	(3)	127,950	1.07		1.32		37
01/31/08	25.75	0.42	(5.27)	(4.85)	(0.28)	(3.56)	(3.84)	17.06	(21.17	)(3)	145,607	1.10		1.99		60
01/31/09	17.06	0.25	(7.78)	(7.53)	(0.47)	(2.20)	(2.67)	6.86	(49.94)		108,845	1.10	(2)	1.97	(2)	44
01/31/10	6.86	0.18	2.61	2.79	(0.15)	—	(0.15)	9.50	40.80	(4)	161,896	1.11	(2)	2.25	(2)	71

Small Company Value Portfolio — Class 1
01/31/06	14.94	0.00	3.21	3.21	(0.11)	(0.94)	(1.05)	17.10	22.64		10,218	1.60	(1)	0.01	(1)	16
01/31/07	17.10	0.00	2.05	2.05	(0.00)	(1.33)	(1.33)	17.82	12.61		9,998	1.60	(1)	0.02	(1)	7
01/31/08	17.82	0.11	(2.01)	(1.90)	—	(0.23)	(0.23)	15.69	(10.80)		6,633	1.19	(1)	0.60	(1)	3
01/31/09	15.69	0.12	(6.52)	(6.40)	(0.07)	(0.17)	(0.24)	9.05	(41.14)		3,058	1.12		0.86		11
01/31/10	9.05	0.11	4.01	4.12	(0.10)	—	(0.10)	13.07	45.46		3,800	1.11		0.91		6

Small Company Value Portfolio — Class 3
01/31/06	16.88	(0.08)	1.35	1.27	(0.11)	(0.94)	(1.05)	17.10	8.55		110	1.85	(1)	(0.54	)(1)	16
01/31/07	17.10	(0.03)	2.02	1.99	—	(1.33)	(1.33)	17.76	12.24		28,910	1.85	(1)	(0.19	)(1)	7
01/31/08	17.76	0.05	(1.97)	(1.92)	—	(0.23)	(0.23)	15.61	(10.95)		83,478	1.45	(1)	0.33	(1)	3
01/31/09	15.61	0.08	(6.49)	(6.41)	(0.03)	(0.17)	(0.20)	9.00	(41.36)		78,203	1.37		0.62		11
01/31/10	9.00	0.07	4.01	4.08	(0.07)	—	(0.07)	13.01	45.26		120,340	1.36		0.64		6

*	Calculated based upon average shares outstanding.

**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.

(1)	During the below stated periods, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

				Net Investment
	Expenses			Income (Loss)
	1/06(2)	1/07	1/08	1/06(2)	1/07	1/08

Small Company Value Class 1	1.82%	1.46%	1.18%	(0.21)%	0.17%	0.62%
Small Company Value Class 3	2.03	1.53	1.44	(0.72)	0.13	0.33

(2)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/06	1/07	1/08	1/09	1/10

Real Estate Class 1	0.00%	—	—	0.00%	0.01%
Real Estate Class 2	0.00	—	—	0.00	0.01
Real Estate Class 3	0.00	—	—	0.00	0.01

(3)	The Portfolio’s performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions.

(4)	The Portfolio’s performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions. (Note 4)

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

			Net realized		Dividends	Dividends						Ratio of net
	Net Asset	Net	& unrealized	Total	declared	from net		Net Asset			Ratio of	investment
	Value	investment	gain (loss)	from	from net	realized		Value		Net Assets	expenses	income (loss)
Period	beginning	income	on	investment	investment	gain on	Total	end of	Total	end of	to average	to average	Portfolio
ended	of period	(loss)*	investments	operations	income	investments	distributions	period	Return**	period (000’s)	net assets(1)	net assets(1)	turnover

Mid-Cap Growth Portfolio — Class 1
01/31/06	$8.75	$(0.03)	$1.11	$1.08	$—	$—	$—	$9.83	12.34%	$144,202	0.82%	(0.33)%	83%
01/31/07	9.83	0.02	0.10	0.12	—	—	—	9.95	1.22	116,485	0.82	0.22	143
01/31/08	9.95	(0.04)	0.18	0.14	(0.03)	—	(0.03)	10.06	1.34	88,878	0.87	(0.37)	185
01/31/09	10.06	(0.04)	(3.99)	(4.03)	—	—	—	6.03	(40.06)	41,677	0.88	(0.40)	97
01/31/10	6.03	(0.02)	2.59	2.57	—	—	—	8.60	42.62	51,399	0.89	(0.24)	84

Mid-Cap Growth Portfolio — Class 2
01/31/06	8.71	(0.04)	1.09	1.05	—	—	—	9.76	12.06	52,229	0.97	(0.48)	83
01/31/07	9.76	0.01	0.09	0.10	—	—	—	9.86	1.02	44,719	0.98	0.07	143
01/31/08	9.86	(0.06)	0.18	0.12	(0.01)	—	(0.01)	9.97	1.23	37,532	1.02	(0.53)	185
01/31/09	9.97	(0.05)	(3.96)	(4.01)	—	—	—	5.96	(40.22)	18,058	1.03	(0.55)	97
01/31/10	5.96	(0.03)	2.57	2.54	—	—	—	8.50	42.62	20,883	1.04	(0.39)	84

Mid-Cap Growth Portfolio — Class 3
01/31/06	8.68	(0.05)	1.10	1.05	—	—	—	9.73	12.10	75,391	1.07	(0.58)	83
01/31/07	9.73	0.00	0.09	0.09	—	—	—	9.82	0.92	84,072	1.08	0.01	143
01/31/08	9.82	(0.07)	0.17	0.10	0.00	—	—	9.92	1.05	87,948	1.12	(0.64)	185
01/31/09	9.92	(0.06)	(3.93)	(3.99)	—	—	—	5.93	(40.22)	52,570	1.13	(0.65)	97
01/31/10	5.93	(0.04)	2.56	2.52	—	—	—	8.45	42.50	70,516	1.14	(0.49)	84

Aggressive Growth Portfolio — Class 1
01/31/06	10.10	0.01	1.50	1.51	—	—	—	11.61	14.95	174,880	0.79	0.05	121
01/31/07	11.61	0.07	1.31	1.38	(0.01)	—	(0.01)	12.98	11.92	150,208	0.81	0.56	298
01/31/08	12.98	0.04	(1.39)	(1.35)	(0.08)	—	(0.08)	11.55	(10.51)	102,998	0.80	0.31	143
01/31/09	11.55	0.01	(5.94)	(5.93)	(0.06)	—	(0.06)	5.56	(51.41)	40,566	0.88	(0.02)	943
01/31/10	5.56	(0.01)	2.33	2.32	(0.01)	—	(0.01)	7.87	41.72	47,230	0.95	(0.20)	238

Aggressive Growth Portfolio — Class 2
01/31/06	10.07	0.00	1.49	1.49	—	—	—	11.56	14.80	15,101	0.94	(0.09)	121
01/31/07	11.56	0.05	1.30	1.35	—	—	—	12.91	11.68	13,612	0.96	0.41	298
01/31/08	12.91	0.02	(1.38)	(1.36)	(0.06)	—	(0.06)	11.49	(10.60)	10,326	0.95	0.16	143
01/31/09	11.49	(0.00)	(5.91)	(5.91)	(0.04)	—	(0.04)	5.54	(51.48)	3,626	1.03	(0.17)	943
01/31/10	5.54	(0.02)	2.32	2.30	—	—	—	7.84	41.52	4,223	1.10	(0.35)	238

Aggressive Growth Portfolio — Class 3
01/31/06	10.04	(0.01)	1.49	1.48	—	—	—	11.52	14.74	12,071	1.04	(0.17)	121
01/31/07	11.52	0.04	1.29	1.33	—	—	—	12.85	11.55	17,907	1.06	0.35	298
01/31/08	12.85	0.00	(1.37)	(1.37)	(0.05)	—	(0.05)	11.43	(10.72)	18,666	1.05	0.03	143
01/31/09	11.43	(0.01)	(5.88)	(5.89)	(0.03)	—	(0.03)	5.51	(51.58)	8,990	1.13	(0.26)	943
01/31/10	5.51	(0.03)	2.32	2.29	—	—	—	7.80	41.56	12,555	1.21	(0.47)	238

*	Calculated based upon average shares outstanding.

**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.

(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/06	1/07	1/08	1/09	1/10
Mid-Cap Growth Class 1	0.03%	0.02%	0.01%	0.01%	0.01%
Mid-Cap Growth Class 2	0.03	0.02	0.01	0.01	0.01
Mid-Cap Growth Class 3	0.03	0.02	0.01	0.01	0.01
Aggressive Growth Class 1	0.05	0.03	0.05	0.14	0.02
Aggressive Growth Class 2	0.05	0.03	0.05	0.14	0.02
Aggressive Growth Class 3	0.05	0.03	0.05	0.14	0.02

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

			Net realized		Dividends	Dividends							Ratio of net
	Net Asset	Net	& unrealized	Total	declared	from net		Net Asset			Ratio of		investment
	Value	investment	gain (loss)	from	from net	realized		Value		Net Assets	expenses		income (loss)
Period	beginning	income	on	investment	investment	gain on	Total	end of	Total	end of	to average		to average		Portfolio
ended	of period	(loss)*	investments	operations	income	investments	distributions	period	Return**	period (000s)	net assets		net assets		turnover

Growth Opportunities Portfolio — Class 1
01/31/06	$4.99	$(0.02)	$1.07	$1.05	$—	$—	$—	$6.04	21.04%	$18,641	1.00	%(1)(2)	(0.49	)%(1)(2)	228%
01/31/07	6.04	(0.03)	0.34	0.31	—	—	—	6.35	5.13	23,116	1.00	(1)	(0.56	)(1)	310
01/31/08	6.35	(0.04)	0.48	0.44	—	—	—	6.79	6.93	21,098	0.93		(0.61)		209
01/31/09	6.79	(0.04)	(2.25)	(2.29)	—	—	—	4.50	(33.73)	11,160	0.93	(2)	(0.61	)(2)	234
01/31/10	4.50	(0.03)	1.04	1.01	—	—	—	5.51	22.44	12,543	0.90	(2)	(0.61	)(2)	261

Growth Opportunities Portfolio — Class 2
01/31/06	4.96	(0.03)	1.06	1.03	—	—	—	5.99	20.77	7,317	1.15	(1)(2)	(0.64	)(1)(2)	228
01/31/07	5.99	(0.04)	0.35	0.31	—	—	—	6.30	5.18	9,413	1.15	(1)	(0.71	)(1)	310
01/31/08	6.30	(0.05)	0.47	0.42	—	—	—	6.72	6.67	8,425	1.08		(0.75)		209
01/31/09	6.72	(0.05)	(2.22)	(2.27)	—	—	—	4.45	(33.78)	4,122	1.08	(2)	(0.76	)(2)	234
01/31/10	4.45	(0.04)	1.02	0.98	—	—	—	5.43	22.02	4,564	1.05	(2)	(0.76	)(2)	261

Growth Opportunities Portfolio — Class 3
01/31/06	4.95	(0.04)	1.06	1.02	—	—	—	5.97	20.61	5,482	1.25	(1)(2)	(0.74	)(1)(2)	228
01/31/07	5.97	(0.05)	0.35	0.30	—	—	—	6.27	5.03	33,224	1.25	(1)	(0.81	)(1)	310
01/31/08	6.27	(0.06)	0.47	0.41	—	—	—	6.68	6.54	45,589	1.18		(0.86)		209
01/31/09	6.68	(0.05)	(2.21)	(2.26)	—	—	—	4.42	(33.83)	50,875	1.18	(2)	(0.86	)(2)	234
01/31/10	4.42	(0.04)	1.02	0.98	—	—	—	5.40	22.17	81,973	1.16	(2)	(0.85	)(2)	261

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
(1)	During the below stated periods, the investment adviser waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses		Net Investment Income (Loss)
	1/06(2)	1/07	1/06(2)	1/07

Growth Opportunities Class 1	1.02%	0.94%	(0.51)%	(0.50)%
Growth Opportunities Class 2	1.17	1.10	(0.66)	(0.65)
Growth Opportunities Class 3	1.27	1.21	(0.76)	(0.76)

(2)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/06	1/07	1/08	1/09	1/10

Growth Opportunities Class 1	0.03%	—	—	0.01%	0.05%
Growth Opportunities Class 2	0.03	—	—	0.01	0.05
Growth Opportunities Class 3	0.03	—	—	0.02	0.05

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

			Net realized		Dividends	Dividends						Ratio of net
	Net Asset	Net	& unrealized	Total	declared	from net		Net Asset			Ratio of	investment
	Value	investment	gain (loss)	from	from net	realized		Value		Net Assets	expenses	income (loss)
Period	beginning	income	on	investment	investment	gain on	Total	end of	Total	end of	to average	to average	Portfolio
ended	of period	(loss)*	investments	operations	income	investments	distributions	period	Return**	period (000s)	net assets(1)	net assets(1)	turnover

Marsico Focused Growth Portfolio — Class 1
01/31/06	$10.65	$0.00	$2.02	$2.02	$—	$—	$—	$12.67	18.97%	$77,099	0.94%	0.01%	71%
01/31/07	12.67	0.02	1.17	1.19	—	(0.77)	(0.77)	13.09	10.05	69,495	0.93	0.17	59
01/31/08	13.09	0.05	(0.14)	(0.09)	(0.03)	(0.68)	(0.71)	12.29	(1.39)	48,915	0.95	0.35	77
01/31/09	12.29	0.06	(4.54)	(4.48)	(0.06)	(2.23)	(2.29)	5.52	(40.51)	21,126	0.97	0.55	77
01/31/10	5.52	0.03	2.01	2.04	(0.06)	—	(0.06)	7.50	36.91	20,902	0.98	0.49	85

Marsico Focused Growth Portfolio — Class 2
01/31/06	10.61	(0.01)	2.00	1.99	—	—	—	12.60	18.76	47,614	1.09	(0.14)	71
01/31/07	12.60	0.00	1.16	1.16	—	(0.77)	(0.77)	12.99	9.86	45,340	1.08	0.02	59
01/31/08	12.99	0.03	(0.15)	(0.12)	(0.01)	(0.68)	(0.69)	12.18	(1.61)	37,327	1.10	0.20	77
01/31/09	12.18	0.04	(4.49)	(4.45)	(0.04)	(2.23)	(2.27)	5.46	(40.61)	17,700	1.12	0.40	77
01/31/10	5.46	0.02	1.99	2.01	(0.04)	—	(0.04)	7.43	36.87	19,015	1.13	0.34	85

Marsico Focused Growth Portfolio — Class 3
01/31/06	10.58	(0.03)	2.01	1.98	—	—	—	12.56	18.71	33,218	1.19	(0.26)	71
01/31/07	12.56	(0.01)	1.15	1.14	—	(0.77)	(0.77)	12.93	9.73	43,463	1.18	(0.06)	59
01/31/08	12.93	0.02	(0.15)	(0.13)	—	(0.68)	(0.68)	12.12	(1.67)	48,731	1.20	0.12	77
01/31/09	12.12	0.03	(4.46)	(4.43)	(0.03)	(2.23)	(2.26)	5.43	(40.64)	27,156	1.22	0.31	77
01/31/10	5.43	0.01	1.98	1.99	(0.03)	—	(0.03)	7.39	36.71	40,655	1.23	0.22	85

*	Calculated based upon average shares outstanding.

**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.

(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/06	1/07	1/08	1/09	1/10

Marsico Focused Growth Class 1	0.02%	0.02%	0.00%	0.00%	0.00%
Marsico Focused Growth Class 2	0.02	0.02	0.00	0.00	0.00
Marsico Focused Growth Class 3	0.02	0.02	0.00	0.00	0.00

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

			Net realized		Dividends	Dividends							Ratio of net
	Net Asset	Net	& unrealized	Total	declared	from net		Net Asset			Ratio of		investment
	Value	investment	gain (loss)	from	from net	realized		Value		Net Assets	expenses		income (loss)
Period	beginning	income	on	investment	investment	gain on	Total	end of	Total	end of	to average		to average		Portfolio
ended	of period	(loss)*	investments	operations	income	investments	distributions	period	Return**	period (000s)	net assets		net assets		turnover

Technology Portfolio Class 1
01/31/06	$2.46	$(0.02)	$0.36	$0.34	$—	$—	$—	$2.80	13.82%	$25,260	1.19	%(2)	(0.84	)%(2)	95%
01/31/07	2.80	(0.02)	(0.09)	(0.11)	—	—	—	2.69	(3.93)	18,434	1.19	(2)	(0.64	)(2)	172
01/31/08	2.69	0.00	0.03	0.03	—	—	—	2.72	1.12	19,611	1.22	(1)(2)	0.09	(1)(2)	312
01/31/09	2.72	(0.01)	(1.16)	(1.17)	—	—	—	1.55	(43.01)	7,498	1.22	(1)(2)	(0.59	)(1)(2)	269
01/31/10	1.55	(0.01)	0.64	0.63	—	—	—	2.18	40.65	13,434	1.16	(1)	(0.65	)(1)	233

Technology Portfolio Class 2
01/31/06	2.45	(0.02)	0.35	0.33	—	—	—	2.78	13.47	10,562	1.34	(2)	(0.98	)(2)	95
01/31/07	2.78	(0.02)	(0.09)	(0.11)	—	—	—	2.67	(3.96)	7,894	1.34	(2)	(0.79	)(2)	172
01/31/08	2.67	(0.00)	0.02	0.02	—	—	—	2.69	0.75	7,052	1.37	(1)(2)	(0.09	)(1)(2)	312
01/31/09	2.69	(0.02)	(1.14)	(1.16)	—	—	—	1.53	(43.12)	2,774	1.36	(1)(2)	(0.73	)(1)(2)	269
01/31/10	1.53	(0.02)	0.64	0.62	—	—	—	2.15	40.52	4,045	1.31	(1)	(0.80	)(1)	233

Technology Portfolio Class 3
01/31/06	2.45	(0.03)	0.35	0.32	—	—	—	2.77	13.06	11,502	1.43	(2)	(1.08	)(2)	95
01/31/07	2.77	(0.02)	(0.09)	(0.11)	—	—	—	2.66	(3.97)	13,175	1.44	(2)	(0.91	)(2)	172
01/31/08	2.66	(0.00)	0.02	0.02	—	—	—	2.68	0.75	19,707	1.47	(1)(2)	(0.15	)(1)(2)	312
01/31/09	2.68	(0.02)	(1.14)	(1.16)	—	—	—	1.52	(43.28)	12,273	1.47	(1)(2)	(0.84	)(1)(2)	269
01/31/10	1.52	(0.02)	0.64	0.62	—	—	—	2.14	40.79	21,606	1.41	(1)	(0.90	)(1)	233

Small & Mid Cap Value Portfolio Class 2
01/31/06	15.24	0.03	2.28	2.31	—	(0.06)	(0.06)	17.49	15.23	49,773	1.21	(2)	0.18	(2)	33
01/31/07	17.49	0.13	1.60	1.73	(0.03)	(1.02)	(1.05)	18.17	10.26	48,662	1.15	(2)	0.64	(2)	41
01/31/08	18.17	0.06	(0.62)	(0.56)	(0.10)	(0.82)	(0.92)	16.69	(3.61)	41,685	1.15	(2)	0.31	(2)	27
01/31/09	16.69	0.10	(6.59)	(6.49)	(0.05)	(1.19)	(1.24)	8.96	(40.55)	20,197	1.15	(2)	0.63	(2)	46
01/31/10	8.96	0.04	4.97	5.01	(0.08)	(0.44)	(0.52)	13.45	55.95	25,285	1.16	(2)	0.34	(2)	62

Small & Mid Cap Value Portfolio Class 3
01/31/06	15.23	0.02	2.28	2.30	—	(0.06)	(0.06)	17.47	15.18	208,937	1.31	(2)	0.08	(2)	33
01/31/07	17.47	0.10	1.60	1.70	(0.01)	(1.02)	(1.03)	18.14	10.12	291,463	1.25	(2)	0.58	(2)	41
01/31/08	18.14	0.04	(0.63)	(0.59)	(0.08)	(0.82)	(0.90)	16.65	(3.76)	343,154	1.25	(2)	0.21	(2)	27
01/31/09	16.65	0.09	(6.57)	(6.48)	(0.03)	(1.19)	(1.22)	8.95	(40.55)	249,651	1.25	(2)	0.55	(2)	46
01/31/10	8.95	0.03	4.95	4.98	(0.07)	(0.44)	(0.51)	13.42	55.64	366,031	1.26	(2)	0.23	(2)	62

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
(1)	During the below stated periods, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

				Net Investment
	Expenses			Income (Loss)
	1/08(2)	1/09(2)	1/10	1/08(2)	1/09(2)	1/10

Technology Class 1	1.25%	1.32%	1.26%	0.07%	(0.69)%	(0.75)%
Technology Class 2	1.40	1.46	1.41	(0.12)	(0.83)	(0.90)
Technology Class 3	1.51	1.57	1.51	(0.18)	(0.94)	(1.00)

(2)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/06	1/07	1/08	1/09	1/10

Technology Class 1	0.05%	0.03%	0.01%	0.09%	—%
Technology Class 2	0.04	0.03	0.01	0.09	—
Technology Class 3	0.04	0.02	0.01	0.09	—
Small & Mid-Cap Value Class 2	0.03	0.02	0.01	0.02	0.02
Small & Mid-Cap Value Class 3	0.03	0.02	0.01	0.02	0.02

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

			Net realized		Dividends	Dividends							Ratio of net
	Net Asset	Net	& unrealized	Total	declared	from net		Net Asset			Ratio of		investment
	Value	investment	gain (loss)	from	from net	realized		Value		Net Assets	expenses		income (loss)
Period	beginning	income	on	investment	investment	gain on	Total	end of	Total	end of	to average		to average		Portfolio
ended	of period	(loss)*	investments	operations	income	investments	distributions	period	Return**	period (000s)	net assets		net assets		turnover

International Growth and Income Portfolio — Class 1
01/31/06	$11.73	$0.21	$2.50	$2.71	$(0.11)	$—	$(0.11)	$14.33	23.25%	$283,464	1.10	%(1)	1.68	%(1)	79%
01/31/07	14.33	0.33	2.73	3.06	(0.21)	(0.20)	(0.41)	16.98	21.57	316,711	1.03	(1)	2.16	(1)	97
01/31/08	16.98	0.34	(0.76)	(0.42)	(0.30)	(2.13)	(2.43)	14.13	(4.80)	255,827	1.04	(1)	1.97	(1)	86
01/31/09	14.13	0.34	(6.63)	(6.29)	(0.38)	(1.34)	(1.72)	6.12	(47.06)	94,649	1.03	(1)(3)	2.92	(1)(3)	103
01/31/10	6.12	0.16	2.10	2.26	—	—	—	8.38	36.93	103,000	1.00	(1)(3)	2.15	(1)(3)	133

International Growth and Income Portfolio — Class 2
01/31/06	11.75	0.19	2.51	2.70	(0.10)	—	(0.10)	14.35	23.05	38,938	1.25	(1)	1.52	(1)	79
01/31/07	14.35	0.31	2.74	3.05	(0.19)	(0.20)	(0.39)	17.01	21.47	44,359	1.18	(1)	1.99	(1)	97
01/31/08	17.01	0.32	(0.78)	(0.46)	(0.27)	(2.13)	(2.40)	14.15	(4.98)	34,596	1.19	(1)	1.81	(1)	86
01/31/09	14.15	0.32	(6.64)	(6.32)	(0.35)	(1.34)	(1.69)	6.14	(47.15)	12,784	1.18	(1)(3)	2.77	(1)(3)	103
01/31/10	6.14	0.15	2.11	2.26	—	—	—	8.40	36.81	14,333	1.15	(1)(3)	2.00	(1)(3)	133

International Growth and Income Portfolio — Class 3
01/31/06	11.74	0.17	2.51	2.68	(0.08)	—	(0.08)	14.34	22.97	51,289	1.34	(1)	1.34	(1)	79
01/31/07	14.34	0.21	2.82	3.03	(0.18)	(0.20)	(0.38)	16.99	21.32	134,938	1.27	(1)	1.43	(1)	97
01/31/08	16.99	0.24	(0.71)	(0.47)	(0.26)	(2.13)	(2.39)	14.13	(5.05)	234,928	1.29	(1)	1.43	(1)	86
01/31/09	14.13	0.26	(6.59)	(6.33)	(0.33)	(1.34)	(1.67)	6.13	(47.24)	187,622	1.28	(1)(3)	2.45	(1)(3)	103
01/31/10	6.13	0.14	2.11	2.25	—	—	—	8.38	36.70	248,704	1.25	(1)(3)	1.88	(1)(3)	133

Global Equities Portfolio — Class 1
01/31/06	11.19	0.08	2.90	2.98	(0.03)	—	(0.03)	14.14	26.72	217,409	0.91	(1)	0.62	(1)	161
01/31/07	14.14	0.18	2.41	2.59	(0.14)	—	(0.14)	16.59	18.40 (2)	208,879	0.89		1.19		93
01/31/08	16.59	0.21	(0.21)	(0.00)	(0.22)	—	(0.22)	16.37	(0.18)	165,403	0.92		1.17		115
01/31/09	16.37	0.30	(7.31)	(7.01)	(0.34)	—	(0.34)	9.02	(43.23)	69,645	0.99		2.13		115
01/31/10	9.02	0.16	3.09	3.25	(0.32)	—	(0.32)	11.95	35.91	77,353	1.02		1.49		121

Global Equities Portfolio — Class 2
01/31/06	11.15	0.06	2.90	2.96	(0.02)	—	(0.02)	14.09	26.56	16,301	1.06	(1)	0.45	(1)	161
01/31/07	14.09	0.15	2.40	2.55	(0.12)	—	(0.12)	16.52	18.19 (2)	20,043	1.04		1.01		93
01/31/08	16.52	0.18	(0.20)	(0.02)	(0.20)	—	(0.20)	16.30	(0.30)	18,045	1.07		1.01		115
01/31/09	16.30	0.28	(7.28)	(7.00)	(0.31)	—	(0.31)	8.99	(43.30)	6,779	1.14		1.98		115
01/31/10	8.99	0.14	3.08	3.22	(0.30)	—	(0.30)	11.91	35.69	7,965	1.17		1.31		121

Global Equities Portfolio — Class 3
01/31/06	11.13	0.04	2.90	2.94	(0.01)	—	(0.01)	14.06	26.40	16,084	1.14	(1)	0.33	(1)	161
01/31/07	14.06	0.12	2.41	2.53	(0.11)	—	(0.11)	16.48	18.06 (2)	30,854	1.14		0.83		93
01/31/08	16.48	0.15	(0.20)	(0.05)	(0.18)	—	(0.18)	16.25	(0.44)	35,199	1.17		0.86		115
01/31/09	16.25	0.26	(7.25)	(6.99)	(0.29)	—	(0.29)	8.97	(43.34)	17,993	1.24		1.86		115
01/31/10	8.97	0.13	3.07	3.20	(0.28)	—	(0.28)	11.89	35.62	23,007	1.27		1.19		121

*	Calculated based upon average shares outstanding.

**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.

(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/06	1/07	1/08	1/09	1/10

International Growth and Income Class 1	0.03%	0.01%	0.00%	0.01%	0.01%
International Growth and Income Class 2	0.03	0.01	0.00	0.01	0.01
International Growth and Income Class 3	0.03	0.01	0.00	0.01	0.01
Global Equities Class 1	0.02	—	—	—	—
Global Equities Class 2	0.02	—	—	—	—
Global Equities Class 3	0.02	—	—	—	—

(2)	The Portfolio’s performance figure was increased by less than 0.01% from reimbursements of losses for investments sold as a result of a violation of an investment restriction.

(3)	During the below stated periods, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolio or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolio, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

			Net Investment
	Expenses		Income (Loss)
	1/09(1)	1/10(1)	1/09(1)	1/10(1)

International Growth and Income Class 1	1.04%	1.05%	2.91%	2.10%
International Growth and Income Class 2	1.19	1.20	2.76	1.95
International Growth and Income Class 3	1.28	1.30	2.44	1.83

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

			Net realized		Dividends	Dividends							Ratio of net
	Net Asset	Net	& unrealized	Total	declared	from net		Net Asset			Ratio of		investment
	Value	investment	gain (loss)	from	from net	realized		Value		Net Assets	expenses to		income (loss)
Period	beginning	income	on	investment	investment	gain on	Total	end of	Total	end of	average net		to average		Portfolio
ended	of period	(loss)*	investments	operations	income	investments	distributions	period	Return**	period (000’s)	assets		net assets		turnover

International Diversified Equities Portfolio Class 1
01/31/06	$7.67	$0.12	$1.71	$1.83	$(0.13)	$—	$(0.13)	$9.37	24.08%	$190,263	1.11%		1.42%		19%
01/31/07	9.37	0.19	1.41	1.60	(0.04)	—	(0.04)	10.93	17.15	188,241	0.94		1.87		13
01/31/08	10.93	0.19	0.27	0.46	(0.25)	—	(0.25)	11.14	3.95	159,031	0.99		1.61		27
01/31/09	11.14	0.21	(4.69)	(4.48)	(0.35)	(0.25)	(0.60)	6.06	(41.13)	72,132	0.99		2.16		43
01/31/10	6.06	0.13	2.18	2.31	(0.11)	—	(0.11)	8.26	37.99	80,191	0.97		1.67		34

International Diversified Equities Portfolio Class 2
01/31/06	7.63	0.10	1.71	1.81	(0.12)	—	(0.12)	9.32	23.91	59,176	1.25		1.22		19
01/31/07	9.32	0.17	1.41	1.58	(0.03)	—	(0.03)	10.87	16.99	61,429	1.09		1.69		13
01/31/08	10.87	0.17	0.27	0.44	(0.24)	—	(0.24)	11.07	3.76	53,793	1.14		1.44		27
01/31/09	11.07	0.19	(4.65)	(4.46)	(0.33)	(0.25)	(0.58)	6.03	(41.16)	26,252	1.14		1.99		43
01/31/10	6.03	0.11	2.16	2.27	(0.09)	—	(0.09)	8.21	37.61	30,171	1.12		1.52		34

International Diversified Equities Portfolio Class 3
01/31/06	7.62	0.08	1.72	1.80	(0.11)	—	(0.11)	9.31	23.83	178,666	1.34		1.05		19
01/31/07	9.31	0.14	1.43	1.57	(0.02)	—	(0.02)	10.86	16.92	271,514	1.19		1.49		13
01/31/08	10.86	0.15	0.27	0.42	(0.23)	—	(0.23)	11.05	3.59	316,329	1.24		1.25		27
01/31/09	11.05	0.17	(4.63)	(4.46)	(0.32)	(0.25)	(0.57)	6.02	(41.23)	184,083	1.24		1.84		43
01/31/10	6.02	0.11	2.15	2.26	(0.08)	—	(0.08)	8.20	37.53	217,249	1.22		1.45		34

Emerging Markets Portfolio Class 1
01/31/06	11.55	0.22	5.99	6.21	(0.05)	—	(0.05)	17.71	53.84	177,187	1.51	(1)	1.58	(1)	147
01/31/07	17.71	0.20	2.44	2.64	(0.18)	(3.05)	(3.23)	17.12	17.92	173,451	1.40	(1)	1.20	(1)	184
01/31/08	17.12	0.15	4.23	4.38	(0.41)	(2.75)	(3.16)	18.34	23.01	177,869	1.39	(1)	0.77	(1)	180
01/31/09	18.34	0.16	(8.80)	(8.64)	(0.27)	(5.19)	(5.46)	4.24	(54.12)	60,354	1.40	(1)	1.27	(1)	152
01/31/10	4.24	0.07	3.19	3.26	—	—	—	7.50	76.89	99,502	1.30	(1)	1.07	(1)	224

Emerging Markets Portfolio Class 2
01/31/06	11.52	0.20	5.98	6.18	(0.03)	—	(0.03)	17.67	53.72	24,084	1.66	(1)	1.43	(1)	147
01/31/07	17.67	0.18	2.42	2.60	(0.16)	(3.05)	(3.21)	17.06	17.70	24,743	1.55	(1)	1.05	(1)	184
01/31/08	17.06	0.12	4.21	4.33	(0.39)	(2.75)	(3.14)	18.25	22.77	25,517	1.53	(1)	0.61	(1)	180
01/31/09	18.25	0.14	(8.75)	(8.61)	(0.24)	(5.19)	(5.43)	4.21	(54.22)	7,797	1.55	(1)	1.13	(1)	152
01/31/10	4.21	0.07	3.16	3.23	—	—	—	7.44	76.72	12,025	1.45	(1)	0.96	(1)	224

Emerging Markets Portfolio Class 3
01/31/06	11.51	0.18	5.97	6.15	(0.02)	—	(0.02)	17.64	53.48	35,556	1.78	(1)	1.27	(1)	147
01/31/07	17.64	0.13	2.45	2.58	(0.15)	(3.05)	(3.20)	17.02	17.58	88,829	1.68	(1)	0.81	(1)	184
01/31/08	17.02	0.09	4.21	4.30	(0.37)	(2.75)	(3.12)	18.20	22.69	152,919	1.64	(1)	0.43	(1)	180
01/31/09	18.20	0.12	(8.71)	(8.59)	(0.22)	(5.19)	(5.41)	4.20	(54.20)	91,205	1.66	(1)	1.05	(1)	152
01/31/10	4.20	0.06	3.15	3.21	—	—	—	7.41	76.43	147,907	1.55	(1)	0.82	(1)	224

*	Calculated based upon average shares outstanding.

**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total Return does include expense reimbursements and expense deductions.

(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/06	1/07	1/08	1/09	1/10

Emerging Markets Class 1	0.10%	0.06%	0.02%	0.05%	0.07%
Emerging Markets Class 2	0.10	0.06	0.02	0.05	0.07
Emerging Markets Class 3	0.09	0.05	0.02	0.05	0.07

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

			Net realized		Dividends	Dividends							Ratio of net
	Net Asset	Net	& unrealized	Total	declared	from net		Net Asset			Ratio of		investment
	Value	investment	gain (loss)	from	from net	realized		Value		Net Assets	expenses to		income (loss)
Period	beginning	income	on	investment	investment	gain on	Total	end of	Total	end of	average net		to average		Portfolio
ended	of period	(loss)*	investments	operations	income	investments	distributions	period	Return**	period (000’s)	assets		net assets		turnover

Foreign Value Portfolio Class 2
01/31/06	$14.44	$0.25	$2.27	$2.52	$—	$(0.02)	$(0.02)	$16.94	17.50%	$68,774	1.16	%(1)	1.61	%(1)	8%
01/31/07	16.94	0.37	3.41	3.78	(0.19)	(0.25)	(0.44)	20.28	22.56	78,103	1.07	(1)	2.06	(1)	13
01/31/08	20.28	0.50	0.36	0.86	(0.40)	(0.64)	(1.04)	20.10	3.73	67,354	1.10	(1)	2.29	(1)	16
01/31/09	20.10	0.49	(8.74)	(8.25)	(0.52)	(1.47)	(1.99)	9.86	(42.77)	32,263	1.10	(1)	2.99	(1)	8
01/31/10	9.86	0.26	3.59	3.85	(0.34)	(0.33)	(0.67)	13.04	38.76	37,971	1.08		2.12		25

Foreign Value Portfolio Class 3
01/31/06	14.45	0.21	2.29	2.50	—	(0.02)	(0.02)	16.93	17.35	322,494	1.25	(1)	1.41	(1)	8
01/31/07	16.93	0.34	3.42	3.76	(0.17)	(0.25)	(0.42)	20.27	22.48	453,154	1.17	(1)	1.87	(1)	13
01/31/08	20.27	0.46	0.37	0.83	(0.38)	(0.64)	(1.02)	20.08	3.60	479,838	1.20	(1)	2.13	(1)	16
01/31/09	20.08	0.45	(8.70)	(8.25)	(0.50)	(1.47)	(1.97)	9.86	(42.80)	284,008	1.20	(1)	2.80	(1)	8
01/31/10	9.86	0.24	3.60	3.84	(0.33)	(0.33)	(0.66)	13.04	38.61	387,708	1.18		1.98		25

*	Calculated based upon average shares outstanding.

**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total Return does include expense reimbursements and expense reductions.

(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/06	1/07	1/08	1/09

Foreign Value Class 2	0.01%	0.00%	0.00%	0.00%
Foreign Value Class 3	0.01	0.00	0.00	0.00

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of SunAmerica Series Trust:

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Cash Management Portfolio, Corporate Bond Portfolio, Global Bond Portfolio, High-Yield Bond Portfolio, Total Return Bond Portfolio, Balanced Portfolio, MFS Total Return Portfolio, Telecom Utility Portfolio, Equity Index Portfolio, Growth-Income Portfolio, Equity Opportunities Portfolio, Davis Venture Value Portfolio, “Dogs” of Wall Street Portfolio, Alliance Growth Portfolio, Capital Growth Portfolio, MFS Massachusetts Investors Trust Portfolio, Fundamental Growth Portfolio, Blue Chip Growth Portfolio, Real Estate Portfolio, Small Company Value Portfolio, Mid-Cap Growth Portfolio, Aggressive Growth Portfolio, Growth Opportunities Portfolio, Marsico Focused Growth Portfolio, Technology Portfolio, Small & Mid Cap Value Portfolio, International Growth and Income Portfolio, Global Equities Portfolio, International Diversified Equities Portfolio, Emerging Markets Portfolio, and Foreign Value Portfolio (thirty-one of the portfolios constituting SunAmerica Series Trust, hereafter referred to as the “Trust”) at January 31, 2010, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Trust’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at January 31, 2010 by correspondence with the custodian and brokers and the application of alternative auditing procedures where securities purchased had not been received, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP

Houston, Texas
March 30, 2010

SUNAMERICA SERIES TRUST
APPROVAL OF ADVISORY AGREEMENTS
January 31, 2010 (unaudited)

At a meeting held on September 30, 2009, the Board of Trustees (the “Board”), including the Trustees that are not interested persons of SunAmerica Series Trust (the “Trust”), as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), approved with respect to each Portfolio the continuation of the Investment Management and Advisory Agreement between SunAmerica Asset Management Corp. (“SunAmerica”) and the Trust (the “Advisory Agreement”) and the continuation of the subadvisory agreements between SunAmerica and each of the following subadvisers (the “Subadvisory Agreements”): AllianceBernstein, L.P. (“Alliance”), Columbia Management Advisors, LLC (“CMA”), Davis Selected Advisers, L.P. d/b/a Davis Advisors (“Davis”), FAF Advisors, Inc. (“FAF Advisors”), Federated Investment Management Company (“Federated”), Franklin Advisory Services, LLC (“Franklin”), Goldman Sachs Asset Management International (“GSAM Int’l”), J.P. Morgan Investment Management Inc. (“J.P. Morgan”), Marsico Capital Management, LLC (“Marsico”), Massachusetts Financial Services Company (“MFS”), Morgan Stanley Investment Management, Inc. (“Morgan Stanley”), OppenheimerFunds, Inc. (“Oppenheimer”), Pacific Investment Management Company, LLC (“PIMCO”), Putnam Investment Management, LLC (“Putnam”), Templeton Investment Counsel, LLC (“Templeton”) and Wells Capital Management Incorporated (“WellsCap”) (collectively referred to as the “Subadvisers” and each a “Subadviser”). The Advisory Agreement and Subadvisory Agreements are collectively referred to as the “Advisory Contracts.”

In connection with the approval of Advisory Contracts, the Board received materials related to certain factors used in its consideration whether to renew or approve such Advisory Contracts. Those factors included: (1) the nature, extent and quality of services provided or to be provided (as the case may be) by SunAmerica and the Subadvisers; (2) the size and structure of the advisory/subadvisory fees and other material payments made to SunAmerica and the Subadvisers in connection with their management of the Trust’s Portfolios; (3) the investment performance of the Portfolios, if any, compared to performance of comparable funds as selected by an independent third-party provider of investment company data (“Performance Group/Universe”) and against benchmarks and/or indices; (4) the costs of services and the benefits potentially derived by SunAmerica and the Subadvisers; (5) the terms of the Advisory Contracts; (6) whether the Portfolios will benefit from possible economies of scale; (7) the organizational capability and financial condition of SunAmerica and the Subadvisers and their affiliates; and (8) information regarding SunAmerica’s and the Subadvisers’ compliance and regulatory history. In addition, the Board considered (a) the organization capability and financial condition of SunAmerica and the Subadvisers; (b) the historical relationship between the Trust and SunAmerica; and (c) the conditions and trends prevailing in the economy, the securities markets and the investment company industry.

The Independent Trustees were separately represented by counsel that is independent of SunAmerica in connection with their consideration of approval of the Advisory Contracts. The matters discussed below were also considered separately by the Independent Trustees in an executive session during which such independent counsel provided guidance to the Independent Trustees.

The Board received information regarding the Trust’s advisory and subadvisory fees compared to advisory and subadvisory fee rates of a group of funds with similar investment objectives (respectively, the “Expense Group/Universe” and the “Subadvisor Expense Group/Universe”), as selected and prepared by an independent third-party provider of investment company data. The Expense Group and the Performance Group each consists of a Portfolio and a select group of funds that are chosen to be comparable to such Portfolio based upon certain factors, including fund type (in this case, funds underlying variable insurance products), comparability of investment objectives and asset category (for example, large-cap value, small-cap growth, mid-cap core, etc.), asset size and expense components. The Expense Universe and the Performance Universe each generally consists of a Portfolio, the funds in its Expense Group or Performance Group, respectively, and all other funds in the asset category or categories included in the Expense Group or Performance Group regardless of asset size or primary channel of distribution. A Portfolio’s Subadvisor Expense Group and Subadvisor Expense Universe are comprised of the Portfolio and certain other comparable funds in its asset category or categories that are managed by subadvisers.

Nature, Extent and Quality of Services.

The Board, including the Independent Trustees, considered the nature, quality and extent of services provided by SunAmerica and each of the Subadvisers. In making its evaluation, the Board considered that SunAmerica is responsible for the management of the affairs of the Trust, including but not limited to, providing the Trust with investment management services for certain portfolios of the Trust, and general supervision of and coordination of the services provided by the Subadvisers.

In addition, the Board noted that SunAmerica is responsible for overseeing the performance of services by the Trust’s custodian, transfer agent and dividend disbursing agent. The Board also noted that SunAmerica is responsible for the financial, legal and accounting records required to be maintained by each Portfolio and for the administration of the Trust’s business affairs, including providing such office space, bookkeeping, accounting, clerical, secretarial and administrative services (exclusive of, and in addition to, any such service provided by any others retained by the Trust or any Portfolio) and such executive and other personnel as shall be necessary for the operations of each Portfolio. The Board considered that SunAmerica makes day-to-day investment decisions for the certain Portfolios.

With respect to the Subadvisers, the Board noted that the Subadvisers are responsible for providing investment management services on a day-to-day basis. In such role, each Subadviser (i) determines the securities to be purchased or sold and executes such documents on behalf of the Portfolios they manage as may be necessary in connection therewith; (ii) provides SunAmerica with records concerning their activities; and (iii) renders regular reports to SunAmerica and to officers and Trustees of the Trust concerning their discharge of the foregoing responsibilities. The Board reviewed each Subadviser’s history, structure and size, and investment experience. The Board was informed that in management’s judgment, each of the Subadvisers has the size, viability and resources to attract and retain highly qualified investment professionals.

The Board reviewed the qualifications, background and responsibilities of SunAmerica’s staff and each of the Subadviser’s staff who is responsible for providing investment management services to the Portfolios. The Board concluded that it was satisfied with the nature, quality and extent of the services provided by or to be provided by SunAmerica and each Subadviser and that there was a reasonable basis on which to conclude that they would provide high quality services to the Trust.

Portfolio Fees and Expenses; Investment Performance.

The Board, including the Independent Trustees, received and reviewed information regarding the Portfolios’ fees (actual or contractual management fees, subadvisory fees, non-management fees, and 12b-1 fees, if applicable), and expense ratios compared against such fees and expense ratios of their Expense Group/Universes for each Portfolio. Such fees and expense ratios were compared both before and after expense waivers, caps and reimbursements, if any. It was noted that with respect to subadvisory fees, SunAmerica negotiates such fees at arms-length. The Board also considered that the subadvisory fees are paid by SunAmerica out of its advisory fee and not by the Portfolios, and that subadvisory fees may vary widely within a Subadvisor Expense Group/Universe for various reasons, including market pricing demands, existing relationships, experience and success, and individual client needs.

The Board, including the Independent Trustees, received and reviewed performance information prepared by management (including information from Lipper, Inc.), and information prepared by Lipper. The performance information included annualized returns for the period since inception, and its one-, three- and five-year periods ended May 31 from Lipper and performance information as of June 30, 2009 from management. On a quarterly basis, the Board monitors and reviews various materials presented and prepared by management, including but not limited to the Portfolios’ overall performance and each Subadviser’s performance within a Portfolio, and management makes particular note of Portfolios that may require closer monitoring or potential corrective action by the Board.

As part of its review of the Portfolios’ fees and expenses and performance, the Board considered the following expense and performance information provided by Lipper and management in making its determinations.

Aggressive Growth Portfolio (advised by Wells Capital).  The Board considered that the Portfolio’s actual advisory fees and total expenses were below the median of its Expense Group and were below or at the median of its Expense Universe. The Board also noted that the Portfolios’ subadvisory fees were below the median of its Subadvisor Expense Group but above the median of its Subadvisory Expense Universe.

The Board considered that the Portfolio underperformed the Lipper VUF Mid-Cap Growth Index and was below the medians of its Performance Group/Universe for the one-, three- and five-year periods. The Board considered that a new subadviser, Wells Capital, was hired effective July 20, 2009. The Board concluded that management is addressing the Portfolio’s performance.

Alliance Growth Portfolio (subadvised by Alliance).  The Board considered that the Portfolio’s actual advisory fees and total expenses were below the medians of its Expense Group/Universe. In addition, the Board noted that the Portfolio’s subadvisory fees were below the median of its Subadvisor Expense Group/Universe.

The Board considered that the Portfolio outperformed the Lipper VUF Large-Cap Growth Index and was above the medians of its Performance Group/Universe for the one- and five-year periods and that it underperformed the Lipper Index and was below the medians for the three-year period. The Board concluded that the Portfolio’s performance has been satisfactory in light of all factors considered.

Balanced Portfolio (subadvised by JP Morgan).  The Board considered that the Portfolio’s actual advisory fees were above the medians of its Expense Group/Universe and that its total expenses were above the median of its Expense Group but below the median of its Expense Universe. The Portfolio’s subadvisory fees were above the median of its Subadvisory Expense Universe.

The Board considered that the Portfolio outperformed the Lipper VUF Mixed Asset Target Allocation-Growth Index and was above the medians of its Performance Group/Universe for the one- and three-year periods but underperformed the Lipper Index and was below the medians for the five-year period. The Board took into account management’s discussion of the Portfolio’s performance, the subadviser change in 2006, and concluded that the Portfolio’s performance has been satisfactory in light of all factors considered.

Blue Chip Growth Portfolio (advised by SunAmerica).  The Board considered that the Portfolio’s actual advisory fees were at or below the median of its Expense Group/Performance and that the Portfolio’s total expenses were above the median of its Expense Group and below the median of its Expense Universe.

The Board considered that the Portfolio outperformed the Lipper VUF Large-Cap Growth Index and was above the median of its Performance Universe for the one- and three-year periods but underperformed the Lipper Index and was below the median for the five-year period. It also noted that the Portfolio was above the median of its Performance Group for the one-, three- and five-year periods. The Board concluded that the Portfolio’s performance has been satisfactory in light of all factors considered.

Capital Growth Portfolio (subadvised by OppenheimerFunds).  The Board considered that the Portfolio’s actual advisory fees and total expenses were above the medians of its Expense Group/Universe. In addition, the Board noted that the Portfolio’s subadvisory fees were above the medians of its Subadvisor Expense Group/Universe. It was noted that OppenheimerFunds began managing the Portfolio on May 1, 2007 and that SunAmerica and Oppenheimer agreed to waive 5 basis points of their advisory fees and subadvisory fees, respectively, effective October 1, 2009.

The Board considered that the Portfolio underperformed the Lipper VUF Large Cap Growth Index for the one- and three-year periods, but outperformed the Lipper Index for the five-ear period. The Board also considered that the Portfolio’s performance was below the median of its Performance Group/Universe for the one-year period and it was above the medians for the three- and five-year periods. The Board took into account management’s discussion of the Portfolio’s performance, noted the subadviser change that became effective May 1, 2007, the fee waivers and concluded that management was addressing the Portfolio’s performance.

Cash Management Portfolio (subadvised by CMA).  The Board considered that the Portfolio’s actual advisory fees were above the medians of its Expense Group/Universe and that the Portfolio’s total expenses were at the median of its Expense Group and below the median of its Expense Universe. In addition, the Board noted that the Portfolio’s actual subadvisory fees were above the median of its Subadvisor Expense Universe.

The Board considered that the Portfolio underperformed the Lipper VUF Money Market Index and was below the medians of its Performance Group/Universe for the one-, three- and five-year periods. The Board took into account management’s discussion of the Portfolio’s recent performance, noting that in the first half of 2009 the Portfolio has performed in-line with its benchmark and near median with the Lipper Universe, and concluded that the Portfolio’s performance was being addressed.

Corporate Bond Portfolio (subadvised by Federated).  The Board considered that the Portfolio’s actual advisory fees were above the median of its Expense Group/Universe and that its total expenses were below the median of its Expense Group/Universe. In addition, the Board noted that Portfolio’s subadvisory fees were above the median of its Subadvisory Expense Universe.

The Board considered that the Portfolio outperformed the Lipper VUF Corporate BBB Index for the one-, three- and five-year periods and that its performance was at or above the medians of its Performance Group/Universe for the one-, three- and five-year periods. The Board concluded that the Portfolio’s performance was satisfactory in light of all factors considered.

Davis Venture Value Portfolio (subadvised by Davis).  The Board considered that the Portfolio’s actual advisory fees were above the medians of its Expense Group/Universe and its total expenses were above the median of its Expense Group but below the median of its Expense Universe. In addition, the Board noted that the Portfolio’s actual subadvisory fees were above the medians of its Subadvisor Expense Group/Universe.

The Board considered that the Portfolio outperformed the Lipper VUF Large Cap Core Index for the three- and five-year periods and trailed the Lipper Index for the one-year period. The Board also considered that the Portfolio’s performance was at or above the median of its Performance Group/Universe for the one-, three- and five-year periods. The Board concluded that the Portfolio’s performance was satisfactory in light of all factors considered.

“Dogs” of Wall Street Portfolio (advised by SunAmerica).  The Board considered that the Portfolio’s actual advisory fees and total expenses were below the medians of its Expense Group/Universe.

The Board considered that the Portfolio outperformed the Lipper VUF Large Cap Value Index and was above the medians of its Performance Group/Universe for the one- and three-year periods and trailed the Lipper Index and was below the medians for the five-year period. Management reviewed the comparability of the Performance Group/Universe noting that the Portfolio is passively-managed and Lipper has placed the Portfolio in an actively-managed large-cap value category because of the lack of peers with comparable investment objectives and strategies. The Board concluded that the Portfolio’s performance was satisfactory in light of all factors considered.

Emerging Markets Portfolio (subadvised by Putnam).  The Board considered that the Portfolio’s actual advisory fees were above the median of its Expense Group/Universe and that the Portfolio’s total expenses were above the median of its Expense Group and below the median of its Expense Universe. In addition, the Board noted that the Portfolio’s subadvisory fees were above the median of the Portfolio’s Subadvisory Expense Universe.

The Board considered that the Portfolio underperformed the Lipper VUF Emerging Market Fund Index for the one- and three-periods but outperformed the Lipper Index for the five-year period. It considered that the Portfolio was below the median of its Performance Group for the one- and five-year periods but was above the median for the three-year period and that the Portfolio was above the median of its Performance Universe for the three- and five-year periods but was below the median for the one-year period. The Board took into account management’s discussion of the Portfolio’s performance and management’s monitoring efforts, and concluded that the Portfolio’s performance was satisfactory in light of all factors considered.

Equity Index Portfolio (subadvised by FAF Advisors).  The Board considered that the Portfolio’s actual advisory fees and total expenses were above the median of its Expense Groups/Universe. Management reported that it continued to waive 0.05% of its advisory fee. In addition, the Board noted that the Portfolio’s actual subadvisory fees were above the median of its Subadvisor Expense Universe.

The Board considered that the Portfolio slightly underperformed the Lipper VUF S&P 500 Index and was slightly below the medians of its Performance Group/Universe for the one-, three- and five-year periods. The Board considered management’s discussion of the Portfolio’s relative performance and the slight spread between the best and worst performing funds in the Performance Group/Universe and concluded that the Portfolio’s performance was satisfactory in light of all factors considered.

Equity Opportunities Portfolio (subadvised by OppenheimerFunds).  The Board considered that the Portfolio’s actual advisory fees were slightly below the median of its Expense Group but above the median of its Expense Universe and that its total expenses were above the medians of its Expense Group/Universe. The Board noted that the Portfolio’s actual subadvisory fees were slightly above the medians of its Subadvisory Expense Group/Universe. It was noted that OppenheimerFunds began managing the Portfolio on May 1, 2007.

The Board considered that the Portfolio outperformed the Lipper VUF Large Cap Value Index and was at or above the medians of its Performance Group/Universe for the one- and three-year periods but trailed the Lipper Index and was below the medians for the five-year periods. The Board took into account management’s discussion of the Portfolio’s performance, noted the subadviser change, and concluded that the Portfolio’s performance was satisfactory in light of all factors considered.

Foreign Value Portfolio (subadvised by Templeton).  The Board considered that the Portfolio’s actual advisory fees and total expenses were slightly below the median of its Expense Group and above the medians of its Expense Universe. In addition, the Board noted that the Portfolio’s subadvisory fees were above the median of its Subadvisor Expense Group and at the median of its Subadvisor Expense Universe.

The Board considered that the Portfolio outperformed the Lipper VUF International Value Index and the medians of its Performance Group/Universe for the one-, three- and five-year periods. The Board concluded that the Portfolio’s performance was satisfactory in light of all factors considered.

Fundamental Growth Portfolio (subadvised by Wells Capital).  The Board considered that the Portfolio’s actual advisory fees were above the medians of its Expense Group/Universe and that the Portfolio’s total expenses were above the median of its Expense Group but below the median of its Expense Group/Universe. It was noted that the Portfolio’s actual subadvisory expenses were above the medians of its Subadvisory Expense Group/Universe. It was noted that Wells Capital began managing the Portfolio on May 1, 2007.

The Board considered that the Portfolio underperformed the Lipper VUF Large Cap Growth Index and was below the medians of its Performance Group/Universe for the one-, three- and five-year periods. The Board took into account management’s discussion of the Portfolio’s performance and noted that the manager has a short tenure on this Portfolio. Management discussed that they and the subadviser were voluntarily waiving 5 bps of management and subadvisory fees, respectively, for a one-year period. Management also discussed their monitoring efforts. In light of all of these factors the Board concluded that the Portfolio’s performance was being appropriately addressed.

Global Bond Portfolio (subadvised by GSAM-International).  The Board considered that the Portfolio’s actual advisory fees and total expenses were below the medians of its Expense Group/Universe. In addition, the Board considered that the Portfolio’s subadvisory fees were at the median of its Subadvisory Expense Universe.

The Board considered that the Portfolio outperformed the Lipper VUF Global Income Index and was above the median of its Performance Universe for the one-, three- and five year periods. The Board also considered that the Portfolio was above the median of its Performance Group for the one-year period, but below the median for its Performance Group for the three- and five-year periods. The Board took into account management’s discussion of the Portfolio’s performance and management’s monitoring efforts, and concluded that the Portfolio’s performance was being addressed.

Global Equities Portfolio (subadvised by JP Morgan).  The Board considered that the Portfolio’s actual advisory fees were above the medians of its Expense Group/Universe and that its total expenses were below the median of its Expense Group and above the median of its Expense Universe. The Board noted that the Portfolio’s actual subadvisory fees were at the median of its Subadvisory Expense Universe.

The Board considered that the Portfolio underperformed the Lipper VUF Global Core Index for the one- and three-year periods but outperformed the Lipper Index for the five-year period. The Board also considered that the Portfolio was above the median of its Performance Group for the one-, three- and five-year periods and that the Portfolio’s performance was below the median of its Performance Universe for the one- and five-year periods and above the median for the three-year period. The Board concluded that the Portfolio’s performance was satisfactory in light of all factors considered.

Growth-Income Portfolio (subadvised by Alliance).  The Board considered that the Portfolio’s actual advisory fees and total expenses were below the medians of its Expense Group/Universe. In addition, the Board noted that the Portfolio’s actual subadvisory fees were below the medians of its Subadvisor Expense Group/Universe.

The Board considered that the Portfolio underperformed the Lipper VUF Large Cap Growth Index and was below the medians of its Performance Group/Universe for the one-, three- and five-year periods. The Board considered that the Portfolio has been subjected to heightened monitoring by management due to performance issues. The Board took into account management’s discussion of the Portfolio’s performance and management’s monitoring efforts, and concluded that the Portfolio’s performance was being appropriately addressed.

Growth Opportunities Portfolio (subadvised by Morgan Stanley).  The Board considered that the Portfolio’s total expenses and actual advisory fees were below the median of its Expense Group/Universe. In addition, the Board noted that the Portfolio’s actual subadvisory fees were at the median of its Subadvisor Expense Group/Universe.

The Board considered that the Portfolio outperformed the Lipper VUF Small Cap Growth Index and was above the median of its Performance Group/Universe for the one-, three- and five-year periods. The Board concluded that the Portfolio’s performance was satisfactory in light of all factors considered.

High-Yield Bond Portfolio (advised by SunAmerica).  The Board considered that the Portfolio’s actual advisory fees were above the medians of its Performance Group/Universe and that its total expenses were below the medians of its Expense Group/Universe.

The Board considered that the Portfolio outperformed the Lipper VUF High Yield Index and was above the medians of its Performance Group/Universe for the five-year period and underperformed the Lipper Index and was below the medians for the one-and three-year periods. The Board considered that the Portfolio has been subjected to heightened monitoring by management due to performance issues. The Board took into account management’s discussion of the Portfolio’s performance and management’s monitoring efforts, and concluded that the Portfolio’s performance was being appropriately addressed.

International Diversified Equities Portfolio (subadvised by Morgan Stanley).  The Board considered that the Portfolio’s actual advisory fees and total expenses were at or below the medians of its Expense Group/Universe. The Board also noted that the Portfolio’s subadvisory fees were at or below the medians of its Subadvisory Expense Group/Universe.

The Board considered that the Portfolio outperformed the Lipper VUF International Core Index and was above the medians of its Performance Group/Universe for the one-, three- and five-year periods. The Board concluded that the Portfolio’s performance was satisfactory in light of all factors considered.

International Growth and Income Portfolio (subadvised by Putnam).  The Board considered that the Portfolio’s actual advisory fees were above the median of its Expense Group/Universe and that its total expenses were below the medians of its Expense Group/Universe. The Board also noted that the Portfolio’s subadvisory fees were above the medians of its Subadvisory Expense Group/Universe. The Board noted that SunAmerica and Putnam each agreed to waive 5 basis points of their advisory and subadvisory fees, respectively.

The Board considered that the Portfolio underperformed the Lipper VUF International Value Index and was below the medians of its Performance Group/Universe for the one-, three- and five-year periods. The Board considered that the Portfolio has been subjected to heightened monitoring by management due to performance issues. The Board took into account management’s discussion of the Portfolio’s performance and management’s monitoring efforts, and concluded that the Portfolio’s performance was being appropriately addressed.

Marsico Focused Growth Portfolio (subadvised by Marsico).  The Board considered that the Portfolio’s actual advisory fees and total expenses were above the medians of its Expense Group/Universe. In addition, the Board noted that the Portfolio’s actual subadvisory fees were above the medians of its Subadvisor Expense Group/Universe.

The Board considered that the Portfolio underperformed the Lipper VUF Large Cap Growth Index for the one- and three-year periods and outperformed the Lipper Index for the five-year period. It also considered that the Portfolio was above the medians of its Performance Group/Universe for the one- and five-year periods and was below the medians for the three-year period. The Board concluded that the Portfolio’s performance was satisfactory in light of all factors considered.

MFS Massachusetts Investors Trust Portfolio (subadvised by MFS).  The Board considered that the Portfolio’s actual advisory fees were above the medians of its Expense Group/Universe and that its total expenses were at or below the medians of its Expense Group/Universe. In addition, the Board noted that the Portfolio’s actual subadvisory fees were at the median of its Subadvisor Expense Group and above the median of its Subadvisor Expense Universe.

The Board considered that the Portfolio outperformed the Lipper VUF Large Cap Core Index and was above the medians of its Performance Group/Universe for the one-, three- and five-year periods. The Board concluded that the Portfolio’s performance was satisfactory in light of all factors considered.

MFS Total Return Portfolio (subadvised by MFS).  The Board considered that the Portfolio’s actual advisory fees were above the medians of its Expense Group/Universe and that the Portfolio’s total expenses were above the median of its Expense Group and below the median of its Expense Universe. The Board considered that the Portfolio’s subadvisory fees were above the median of its

Subadvisory Expense Universe. It was noted that breakpoints were added to the advisory and subadvisory fee rates effective November 1, 2008.

The Board considered that the Portfolio outperformed the Lipper VUF Mixed Asset Target Allocation-Moderate Index and was above the medians of its Performance Group/Universe for the one-, three- and five-year periods. The Board concluded that the Portfolio’s performance was satisfactory in light of all factors considered.

Mid-Cap Growth Portfolio (subadvised by JP Morgan).  The Board considered that the Portfolio’s actual advisory fees were slightly below the median of its Expense Group and above the median of its Expense Universe. It also noted that the Portfolio’s total expenses were at the median of its Expense Group and below the median of its Expense Universe. In addition, the Board noted that the Portfolio’s subadvisory fees were at or below the medians of its Subadvisor Expense Group/Universe. It was noted that JP Morgan began managing the Portfolio on May 1, 2007.

The Board considered that the Portfolio outperformed the Lipper VUF Mid Cap Growth Index and was above the median of its Performance Group for the one-year period and trailed the Lipper Index and was below the medians for the three- and five-year periods. The Board considered that the Portfolio was above the median of its Performance Universe for the one- and three-year periods and was below the medians for the five-year period. The Board concluded that the Portfolio’s performance was satisfactory in light of all factors considered.

Real Estate Portfolio (subadvised by Davis).  The Board considered that the Portfolio’s actual advisory fees and total expenses were at or below the medians of its Expense Group/Universe. In addition, the Board noted that the Portfolio’s subadvisory fees were at the median of its Subadvisor Expense Universe.

The Board considered that the Portfolio underperformed the Lipper VUF Real Estate Index and was below the medians of its Performance Group/Universe for the one-, three- and five year periods. The Board took into account management’s discussion of the Portfolio’s recent performance which noted that the Portfolio was above median versus the Lipper Universe in the first half of 2009. The Board took into account management’s discussion of the Portfolio’s performance and management’s monitoring efforts, and concluded that the Portfolio’s performance was being appropriately addressed.

Small & Mid Cap Value Portfolio (subadvised by Alliance).  The Board considered that the Portfolio’s actual advisory fees and total expenses were above the medians of its Expense Groups/Universe. In addition, the Board noted that the Portfolio’s subadvisory fees were below the median of its Subadvisor Expense Universe.

The Board considered that the Portfolio outperformed the Lipper VUF Mid Cap Value Index and was at or above the medians of its Performance Group/Universe for the one-, three- and five-year periods. The Board took into account management’s discussion of the Portfolio’s performance and management’s monitoring efforts and concluded that the Portfolio’s performance was satisfactory.

Small Company Value Portfolio (subadvised by Franklin).  The Board considered that the Portfolio’s actual advisory fees and total expenses were above the medians of its Expense Groups/Universe. In addition, the Board noted that the Portfolio’s subadvisory fees were above the median of its Subadvisor Expense Universe.

The Board considered that the Portfolio outperformed the Lipper VUF Small Cap Value Index for the one- and five-year periods and trailed the Lipper Index for the three-year period. The Board also considered that the Portfolio was at or above the medians of its Performance Group/Universe for the five-year period and was below the medians for the one- and three-year periods. The Board took into account management’s discussion of the Portfolio’s performance and management’s monitoring efforts and concluded that the Portfolio’s performance was being addressed.

Technology Portfolio (subadvised by CMA).  The Board considered that the Portfolio’s actual advisory fees were above the median of its Expense Group/Universe. The Board also considered that the Portfolio’s total expenses were above the median of its Expense Group but below the median of its Expense Universe. In addition, the Board noted that the Portfolio’s subadvisory fees were at the median of its Subadvisor Expense Universe. It was noted that CMA began managing the Portfolio on May 1, 2007.

The Board considered that the Portfolio trailed Lipper VUF Science & Technology Index and was below the median of its Performance Group/Universe for the one-, three-and five-year periods. The Board took into account management’s discussion of the Portfolio’s performance and concluded that the Portfolio’s performance was being addressed.

Telecom Utility Portfolio (subadvised by MFS).  The Board considered that the Portfolio’s actual advisory fees and total expenses were above the medians of its Expense Group/Universe. It was noted the Portfolio’s subadvisory fees were at the median of its Subadvisory Expense Universe. It was noted that MFS began managing the Portfolio on May 1, 2007.

The Board considered that the Portfolio closely mirrored the Lipper VUF Utility Index and was near the median of its Performance Group/Universe for the one-year period. In addition, the Board considered that it outperformed the Lipper Index and was above the median of its Performance Group/Universe for the three-year period and trailed the Lipper Index and was below the median for the five-year period. The Board took into account management’s discussion of the Portfolio’s performance and the subadviser change, and concluded that the Portfolio’s performance was being addressed.

Total Return Bond Portfolio (subadvised by PIMCO).  The Board considered that the Portfolio’s actual advisory fees and total expenses were above the medians of its Expense Group/Universe. In addition, the Board noted the Portfolio’s subadvisory fees were above the median of its Subadvisory Expense Universe.

It was noted that effective May 1, 2008, the Portfolio’s principal investment objective and investment strategy changed from a foreign high-yield bond portfolio to an intermediate-term domestic bond portfolio. The Board considered that the Portfolio outperformed the Lipper VUF Intermediate Investment Grade Index and was above the median of its Performance Group/Universe for the one-year period. The Board concluded that the Portfolio’s performance was satisfactory.

Cost of Services & Benefits Derived.

With respect to indirect costs and benefits, the Board was informed, based on management’s judgment, that any indirect costs incurred by SunAmerica in connection with rendering investment advisory services to the Trust were inconsequential to the analysis of the adequacy of the advisory fees, and that any collateral benefits derived as a result of providing advisory services to the Trust were de minimis and did not impact upon the reasonableness of the advisory fee. The Board considered that SunAmerica is paid an administrative services fee of up to 0.04% of the average daily net asset value of the Trust’s Portfolios pursuant to an arrangement between SunAmerica and certain affiliated life insurance companies (the “Life Companies”).

In connection with benefits derived from the Trust, the Board considered the Life Companies may benefit as a result of their direct ownership of the Portfolios’ shares, which amounts may be material. It was noted that in calculating their corporate income tax liability as insurance companies, the Life Companies, as corporate mutual fund shareholders, may exclude a portion of the ordinary dividends paid by underlying U.S. equities in the Portfolios to the same extent the Portfolios receive certain dividends with respect to shares of stock issued by domestic corporations, subject to applicable tax laws and regulations. In addition, the Life Companies may also rely on foreign tax credits with respect to certain tax credits with respect to certain foreign securities held in applicable Portfolios. Finally, the Board considered that the Life Companies receive financial support from SunAmerica and certain Subadvisers for distribution-related activities, including support to help offset costs for training (including training of registered representatives of SunAmerica Capital Services, Inc., the distributor of the Trust, to support sales of the Portfolios and corresponding annuities).

The Board concluded that any benefits that SunAmerica and its affiliates could be expected to receive with regard to providing investment advisory and other services to the Portfolios were not unreasonable.

Profitability and Economies of Scale.

The Board received information related to SunAmerica’s profitability with respect to the services it provides to the Trust’s Portfolios. The profitability analysis reflected the relationship between SunAmerica and SunAmerica Life Assurance Company (“’SALAC”) that provides that SunAmerica contribute to SALAC, its profits earned through its management role to the Trust. The Board also considered that SunAmerica has entered into agreements with First SunAmerica Life Insurance Company (“FSLIC”) wherein SunAmerica pays FSLIC a fee to perform certain administrative services for the benefit of certain variable annuity contract owners. The Board determined that the profitability to SunAmerica in connection with its relationship to the Trust was reasonable.

It was noted that the subadvisory fees paid pursuant to the Subadvisory Agreements are paid by SunAmerica out of the advisory fees that it receives under the Advisory Agreement. The Trustees also relied on the ability of SunAmerica to negotiate the Subadvisory Agreements and the fees thereunder at arm’s length. The Board determined that the profitability to each Subadviser in connection with its relationship with the respective Portfolios is therefore not a material factor in their consideration of the Subadvisory Agreements.

The Board also received and considered information regarding the ability of the Portfolios to achieve economies of scale. It was noted that the advisory fees of nearly all Portfolios contain breakpoints that will reduce the fees paid by a Portfolio as its assets increase. The Board also considered that SunAmerica has voluntarily agreed to waive fees in certain instances, which was noted earlier in the discussion of fees. It was noted that as a result of being part of a complex of mutual funds advised or administered by SunAmerica, the Trust is able to share common resources and may share certain expenses, which could result in the Portfolio experiencing lower expenses than they otherwise would achieve if the Trust was a stand-alone entity. The Board considered that management believed that the Portfolios’ existing fee schedules and the fee schedules for those Portfolios which management proposed waivers reflect the economics of scale inherent in providing investment advice to a Portfolio in its particular asset category and asset size. The Board concluded that any potential economies of scale are currently being shared between the Trust and SunAmerica in an appropriate manner.

The Board considered that certain Subadvisory Agreements also contain breakpoints in the fee schedules, however, since SunAmerica, and not the Trust, is responsible for the payment of the fees pursuant to the Subadvisory Agreements, the Trust does not directly benefit from any reduction in subadvisory fee rates. For similar reasons as stated above with respect to the Subadvisers’ profitability and the costs of their providing services, the Board concluded that the potential for economies of scale in the Subadvisers’ management of the Portfolios are not a material factor in its consideration at this time.

Terms of Advisory Contracts.

The Board, including the Independent Trustees, reviewed the terms of the Advisory Contracts including the duties and responsibilities undertaken by SunAmerica and the Subadvisers as discussed above. The Board considered that SunAmerica pays all of its own expenses in connection with the performance of its duties, as well as the salaries, fees and expenses of the Trustees and any officers of the Trust who are employees of SunAmerica. The Board also reviewed the terms of payment for services rendered and noted that SunAmerica compensates the Subadvisers out of the fees it receives from the Trust. The Board noted that each Subadvisory Agreement provides that the Subadviser will pay all of its own expenses in connection with the performance of its duties as well as the cost of maintaining the staff and personnel as necessary for it to perform its obligations. The Board also considered the other terms and conditions of the Advisory Contracts.

Compliance.

The Board reviewed SunAmerica’s and each Subadviser’s compliance and regulatory history, including information whether any were involved in any regulatory actions or investigations. It was noted that SunAmerica had implemented new policies and procedures over the course of the year, reviewed and enhanced its compliance monitoring procedures, and continued to test the efficacy of its policies and procedures. The Board concluded that there was no information provided that would have a material adverse effect on SunAmerica’s or the Subadvisers’ ability to provide services to the Trusts.

Conclusions.

In reaching its decision to recommend the renewal of the Advisory Contracts, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered and each Trustee attributes different weight to the various factors. Based upon the materials it reviewed, the representations made to it and the considerations described above, and as part of their deliberations, the Board, including the Independent Trustees, concluded that SunAmerica and the Subadvisers possess the capability and resources to perform the duties required of it under their respective Advisory Contracts.

Further, based upon its review of the Advisory Contracts, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that: (1) the terms of the Advisory Contracts are reasonable, fair and in the best interest of the Portfolios and their shareholders, and (2) the advisory fee rates and subadvisory fee rates are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered.

Approval of Advisory Contracts — November 5, 2009

At a meeting held on November 5, 2009, the Board of Trustees the Board of Trustees (the “Board”), including the Trustees that are not interested persons of SunAmerica Series Trust (the “Trust”), as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”), approved a new subadvisory agreement between SunAmerica Asset Management Corp. (“SunAmerica”) and PineBridge Investments, LLC (“PineBridge”) with respect to the High-Yield Bond Portfolio (the “Fund”) (the “New Subadvisory Agreement”). The New Subadvisory Agreement is subject to the approval of the Fund’s shareholders.

In accordance with Section 15(c) of the 1940 Act, the Board requested, and SunAmerica and PineBridge provided, materials relating to the Board’s consideration of whether to approve the New Subadvisory Agreement. These materials included (a) information concerning the Transaction, including the corporate restructuring of AIGGIC into PineBridge in anticipation of the closing of the Transaction; (b) a summary of the services to be provided by PineBridge; (c) information independently compiled by Lipper on fees and expenses of the Fund as compared to a representative group of similar funds as determined by Lipper; (d) information provided by PineBridge on fees and expenses of a composite of accounts with a similar investment objective to that of the High-Yield Bond Portfolio; (e) performance information of the Fund as well as performance information of a composite of accounts managed by PineBridge with a similar investment objectives to that of High-Yield Bond Portfolio; (f) a discussion of indirect benefits to PineBridge; (g) a report by SunAmerica on PineBridge’s compliance policies and procedures; (h) a summary of brokerage and soft dollar practices; and (i) a discussion of the key personnel of PineBridge. In determining whether to approve the New Subadvisory Agreement, the Board, including the Independent Trustees, considered the following information:

Nature, Extent and Quality of Services Provided by PineBridge.

The Board, including the Independent Trustees, considered the nature, extent and quality of services to be provided to the Fund by PineBridge. The Board observed that they had a long-standing relationship with PineBridge, as successor to AIG Global Investment Corp. (“AIGGIC”). The Board also considered information relating to the Transaction (as defined below) and representations from Pacific Century Group (“PCG”), the proposed ultimate parent company of PineBridge, that PCG is committed to PineBridge as a long term investment and would devote sufficient resources to PineBridge.

The Board considered that on September 5, 2009, American International Group, Inc. (“AIG”) entered into an agreement to sell a portion of AIG Investments, including its interests in AIGGIC, to Bridge Partners, L.P. (“Bridge”), a partnership formed by PCG, an Asia-based private investment group (the “Transaction”). In preparation for the closing of the Transaction, AIG merged AIGGIC with and into PineBridge, a Delaware limited liability company, on December 31, 2009. PineBridge, as successor to AIGGIC, remains a registered investment adviser pursuant to the Investment Advisers Act of 1940. Upon the closing of the Transaction, PineBridge will become an indirect, wholly-owned subsidiary of Bridge will have its advisory functions consolidated with PineBridge. The Transaction is expected to close in the first quarter of 2010, and is subject to the receipt of various regulatory approvals and consents and the satisfaction of other conditions to closing.

The Board reviewed PineBridge’s history, structure, size, visibility and resources, which are needed to attract and retain highly qualified investment professionals, and considered the resources PineBridge was expected to have under its new ownership structure. The Board also reviewed the personnel that would be responsible for providing subadvisory services to the Fund and concluded that the key investment personnel at PineBridge and SunAmerica that were responsible for managing the Fund would continue to manage the Fund as portfolio managers at PineBridge. The Board also considered that certain other key personnel of PineBridge would continue with PineBridge and that PCG anticipated allowing PineBridge to set the direction of the firm without PCG being involved in its day-to-day operations.

The Board concluded, based on the materials provided and its prior experience with PineBridge, that: (i) the SunAmerica portfolio managers and other investment personnel currently managing the Fund will continue to manage the Fund but as employees of PineBridge; (ii) PineBridge would exhibit a high level of diligence and attention to detail in carrying out its responsibilities as a subadviser; (iii) PineBridge would be responsive to requests of the Board and of SunAmerica; (iv) PineBridge had developed sufficient internal policies and procedures for monitoring compliance with the investment objective, policies and restrictions of the Fund as set forth in the Fund’s prospectus, and such policies and procedures were expected to continue following the close of the Transaction; (v) PineBridge’s code of ethics and compliance and regulatory history were satisfactory to the Board and (vi) the nature and extent of services to be provided by PineBridge to the Fund under the New Subadvisory Agreement were reasonable and appropriate in relation to the proposed subadvisory fees and the quality of services was reasonably expected to be at the same acceptable level.

Investment Performance.

The Board, including the Independent Trustees, considered the investment performance of PineBridge. In connection with its review, the Board received information prepared by PineBridge regarding the performance information of the Fund as compared to PineBridge’s U.S. High Yield Bond Composite whose investment objectives are similar. The Board noted that the performance of the Fund was similar to the performance of the U.S. High Yield Bond Composite. The Board did not review comparisons of other account performance information for the remaining Fund as PineBridge reported that they did not act as the subadviser to any other registered investment companies or other accounts with an investment objective similar to that of the Fund.

The Board also reviewed Lipper reports that compare the Fund’s investment performance to their respective benchmarks and Performance Groups/Universes, which reports were prepared in connection with the annual approval of advisory and subadvisory agreements at the September 30, 2009 in-person meeting of the Board. The Board also considered quarterly performance updates and analyses provided by management.

The Board considered that the Fund outperformed the Lipper VUF High Yield Index and was above the medians of its Performance Group/Universe for the five-year period and underperformed the Lipper Index and was below the medians for the one-and three-year periods. The Board considered that the Fund has been subjected to heightened monitoring by management due to performance. The Board took into account management’s discussion of the Fund’s performance and management’s monitoring efforts, and concluded that the Fund’s performance was being appropriately addressed.

Consideration of the Subadvisory Fees and the Cost of the Services and Profits to be Realized by PineBridge and its Affiliates from the Relationship with the Fund.

The Board, including the Independent Trustees, received and reviewed information regarding the fees to be paid by SunAmerica to PineBridge pursuant to the New Subadvisory Agreement. The Board examined this information in order to determine the reasonableness of the fees in light of the nature and quality of services to be provided and any potential additional benefits to be received by PineBridge or its affiliates in connection with providing such services to the Fund.

To assist in analyzing the reasonableness of the subadvisory fees under the New Subadvisory Agreement, the Board reviewed the Lipper report referenced above, as well as information provided at the September 30, 2009 Board meeting in connection with the annual renewal of the advisory and subadvisory agreements. The Lipper report addressed the expense information with respect to certain of the Fund and a representative group of similar funds as determined by Lipper. In considering the reasonableness of the subadvisory fee to be paid by SunAmerica to PineBridge on behalf of the Fund, the Board reviewed expense comparisons by Lipper including contractual and actual subadvisory fees as a portion of actual net management fees. The Board compared the Fund’s contractual subadvisory fees to those of other funds within its Peer Group and Peer Universe as a guide to help assess the subadvisory fee to be paid to PineBridge. The Board noted that the Peer Group information as a whole was useful in assessing whether PineBridge was providing services at a cost that was competitive with other similar funds. The Board also considered information provided by PineBridge on fees relating to PineBridge’s U.S. High Yield Bond Composite whose investment objective is similar to that of the Fund and noted that the fees payable to PineBridge with respect to the comparable fund were higher than the fee payable to PineBridge for the Fund. The Board also considered that the subadvisory fees are paid by SunAmerica out of its management fee and not by the Fund, and that subadvisory fees may vary widely within a Peer Group for various reasons, including market pricing demands, existing relationships, experience and success, and individual client needs. The Board also considered, among other things, the costs incurred by SunAmerica in managing the day-to-day investments of the Fund. The Board also considered the amount of subadvisory fees paid out by SunAmerica and the amount of the management fees which it retained. The Board further considered whether there were any collateral or “fall-out” benefits that PineBridge and its affiliates may derive as a result of their relationship with the Fund. The Board noted that PineBridge believes that any such benefits would be de minimis and would not impact the reasonableness of the management fees.

The Board also reviewed financial information and other reports from PineBridge and considered whether PineBridge would have the financial resources necessary to attract and retain high quality investment management personnel and to provide a high quality of services. In connection with its review, the Board received the consolidated financial statements of AIG and its subsidiaries, including AIGGIC, for the year ended December 31, 2008. The Board also received pro forma financial information for Bridge. The Board concluded that PineBridge has and, following the close of the Transaction will have, the financial resources necessary to perform its obligations under the New Subadvisory Agreement and would provide the Fund with high quality services. The Board also concluded that the subadvisory fees were reasonable in light of the factors discussed above.

Economies of Scale.

The Board did not review specific information regarding whether there would be economies of scale with respect to PineBridge’s management of the Fund because it regards that information as less relevant at the subadviser level. Rather, the Board noted that it considered information regarding economies of scale in the context of the renewal of the advisory agreements with SunAmerica.

Other Factors.

In consideration of the New Subadvisory Agreement, the Board also received information regarding PineBridge’s brokerage and soft dollar practices. The Board considered that PineBridge is responsible for decisions to buy and sell securities, selection of broker-dealers and negotiation of commission rates.

Conclusion.

After a full and complete discussion, the Board approved the New Subadvisory Agreement, subject to shareholder approval, for the Fund. Based upon their evaluation, the Board, including its Independent Trustees, was satisfied that the terms of the New Subadvisory Agreement are fair and reasonable and in the best interests of the Fund and its shareholders. In arriving at a decision to approve the New Subadvisory Agreement, the Board did not identify a single factor or group of factors as all-important or controlling, but considered all factors together. The Independent Trustees were also assisted by the advice of independent counsel in making these determinations. Accordingly, the Board, including the Independent Trustees, unanimously approved, and recommends that shareholders of the Fund approve the New Subadvisory Agreement entered into on behalf of the Fund.

SUNAMERICA SERIES TRUST
TRUSTEES AND OFFICERS INFORMATION (unaudited)

The following table contains information regarding the Trustees and Officers that oversee operations of the Portfolios and other investment companies within the Fund complex.

				Number of
				Portfolios
		Term of		in Fund
Name,		Office and		Complex
Address and	Position Held	Length of	Principal Occupation(s)	Overseen	Other Directorships
Date of Birth†	With Trust	Time Served(5)	During Past 5 Years	by Trustee(1)	Held by Trustee(4)

Disinterested Trustee
Garrett Bouton DOB: October 19, 1944	Trustee	2007-Present	Retired (2003-present); Managing Director and CEO, Barclays Global Investors (1996-2003)	59	Chairman/Director, The LECG Group (consulting) (since November 2006); Chairman/Director, Forest Conservancy (non-profit corporation) since 2005); Director, Aspen Art Museum (non-profit corporation (since 2006).

Carl D. Covitz DOB: March 31, 1939	Trustee	2001-Present	Owner and President, Landmark Capital, Inc. (since 1973)	59	Director, Kayne Anderson Mutual Funds (since 1995); Director, Arden Realty, Inc. (since 1995).

Gilbert T. Ray DOB: September 18, 1944	Trustee	2001-Present	Retired Partner, O’Melveny & Myers LLP (since 2000); and Attorney (1972-2000) thereof	59	Director, Advanced Auto Parts, Inc. (retail, automotive supply stores) (since 2002); Director, Watts, Wyatt & Company (services — management consulting services) (since 2000); Director IHOP Corp. (since 2004); Director Diamond Rock Hospitality (since 2005).

Allan L. Sher DOB: October 19, 1931	Trustee	1997-Present	Retired Brokerage Executive (since 1992)	59	Director, Bowl America Inc. (1997-Present).
Bruce G. Willison DOB: October 16, 1948	Trustee and Chairman	2001-Present	Dean Emeritus and Professor of Management (since 2006); Dean, Anderson School at UCLA (1999-2005)	59	Director, Nordstrom, Inc. (since 1997); Director, Homestore, Inc. (real estate agents and managers) (since 2003); Healthnet International, Inc. (business services) (since 2000).
Interested Trustee
Jane Jelenko(2) DOB: August 19, 1948	Trustee	2006-Present	Retired: Senior Advisor (2003-2005) and Management Consultant (1977-2003) Bearingpoint, Inc. (formerly KPMG, LLP).	59	Director, Countrywide Bank (2003-2008); Director/President, Center Dance Art (music center support org. for dance) (2001-Present); Director, Gabriella Education Foundation (after school program & charter school) (2009-Present); Director, American Technion Society-Western Region (support organization for Technion University in Haifa, Israel) (2008-Present).

Jana W. Greer(3) DOB: December 30, 1951	Trustee	2001-Present	President, SunAmerica Retirement Markets, Inc. (1996-Present), Executive Vice President and Director, AIG SunAmerica, Inc.; SunAmerica Annuity and Life Assurance Co (2002-Present); Executive Vice President; First SunAmerica life Insurance Co. (2006-Present)	59	None.

SUNAMERICA SERIES TRUST
TRUSTEES AND OFFICERS INFORMATION (unaudited) (continued)

Number of
Portfolios
		Term of		in Fund
Name,		Office and		Complex
Address and	Position Held	Length of	Principal Occupation(s)	Overseen	Other Directorships
Date of Birth†	With Trust	Time Served(4)	During Past 5 Years	by Trustee(1)	Held by Trustee(3)

Officers
John T. Genoy SunAmerica Asset Management Corp. Harborside Financial Center 3200 Plaza 5, Jersey City, NJ 07311-4992 DOB: November 8, 1968	President	2007-Present	Chief Financial Officer, SAAMCo (2002 to present); Senior Vice President, SAAMCo (2003 to present); Chief Operating Officer, SAAMCo (2006 to present).	N/A	N/A

Donna M. Handel SunAmerica Asset Management Corp. Harborside Financial Center 3200 Plaza 5, Jersey City, NJ 07311-4992 DOB: June 25, 1966	Treasurer	2002-Present	Senior Vice President, SAAMCo (2004 to present)	N/A	N/A

Nori L. Gabert SunAmerica Asset Management Corp. 2929 Allen Parkway Houston, Texas 77019 DOB: August 15, 1953	Vice President and Secretary	2005-Present	Vice President and Deputy General Counsel, SAAMCo (2001 to present); Vice President and Secretary VALIC Company I and VALIC Company II (2000 to present)	N/A	N/A

Cynthia A. Gibbons-Skrehot SunAmerica Asset Management Corp. 2929 Allen Parkway Houston, Texas 77019 DOB: December 6, 1967	Vice President and Chief Compliance Officer (“CCO”)	2002-Present	Vice President, SAAMCo (2002-Present)	N/A	N/A

Gregory N. Bressler SunAmerica Asset Management Corp. Harborside Financial Center 3200 Plaza 5, Jersey City, NJ 07311-4992 DOB: November 17, 1966	Vice President and Assistant Secretary	2005-Present	Senior Vice President and General Counsel, SAAMCo (2005 to Present); Vice President and Director of U.S. Asset Management Compliance, Goldman Sachs Asset Management, L.P. (2004 to 2005)	N/A	N/A

Gregory R. Kingston SunAmerica Asset Management Corp. 2929 Allen Parkway Houston, Texas 77019 DOB: January 18, 1966	Vice President and Assistant Treasurer	2001-Present	Vice President, SAAMCo (2001 to Present)	N/A	N/A

Matthew J. Hackethal SunAmerica Asset Management Corp. Harborside Financial Center 3200 Plaza 5, Jersey City, NJ 07311-4992 DOB: December 31, 1971	Anti-Money Laundering Compliance Officer	2006-Present	Senior Compliance Manager, SAAMCo (2006 to Present); Vice President, Credit Suisse Asset Management (2001 to 2006); CCO, Credit Suisse Alternative Funds (2005 to 2006)	N/A	N/A

†	The business address for each Trustee and Officer is 1 SunAmerica Center, Los Angeles, CA 90067-6022.

(1)	The “Fund Complex” consists of all registered investment company portfolios for which SAAMCo serves as investment adviser or administrator. The “Fund Complex” includes the SunAmerica Equity Funds (3 funds), SunAmerica Income Funds (5 funds), SunAmerica Money Market Funds, Inc. (2 funds), SunAmerica Senior Floating Rate Fund, Inc. (1 fund), SunAmerica Focused Series, Inc. (14 portfolios), Anchor Series Trust (9 portfolios), Seasons Series Trust (24 portfolios), SunAmerica Series Trust (35 portfolios),

VALIC Company I (33 portfolios), VALIC Company II (15 funds), SunAmerica Specialty Series (3 funds), SunAmerica Focused Alpha Growth Fund, Inc. (1 fund), and SunAmerica Focused Alpha Large-Cap Fund, Inc (1 fund).

(2)	Interested Trustee, as defined within the Investment Company Act of 1940, because of a deferred interest in stock she received from Bank of America Corporation upon its acquisition of Countrywide Finance Corporation, for which she served as a board member. Bank of America is the indirect parent of Columbia Management Advisors, LLC, a subadviser to the SunAmerica Series Trust Cash Management Portfolio and Technology Portfolio, and to the Seasons Series Trust Cash Management Portfolio.

(3)	Interested Trustee, as defined within the Investment Company Act of 1940, because she serves as President of SunAmerica Retirement Markets, Inc.

(4)	Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e. “Public Company”) registered under the investment act of 1940.

(5)	Trustees serve until their successors are duly elected and qualified. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his/her successor is duly elected and qualifies.

Additional information concerning the Trustees and Officers is contained in the Statement of Additional Information and is available without charge by calling (800) 445-SUN2.

SUNAMERICA SERIES TRUST
SHAREHOLDERS TAX INFORMATION (unaudited)

Certain tax information regarding the SunAmerica Series Trust is required to be provided to the shareholders based upon each Portfolio’s income and capital gain distributions for the taxable year ended January 31, 2010. During the year ended January 31, 2010 the Portfolios paid the following dividends per share along with the percentage of ordinary income dividends that qualified for the 70% dividends received deductions for corporations.

					Qualifying %
					for the 70%
		Net	Net	Net	Dividends
	Total	Investment	Short-Term	Long-Term	Received
	Dividends	Income	Capital Gains *	Capital Gains	Deduction

Cash Management Portfolio Class 1	$0.27	$0.27	$—	$—	—%
Cash Management Portfolio Class 2	0.26	0.26	—	—	—
Cash Management Portfolio Class 3	0.25	0.25	—	—	—
Corporate Bond Portfolio Class 1	0.77	0.77	—	—	0.12
Corporate Bond Portfolio Class 2	0.75	0.75	—	—	0.12
Corporate Bond Portfolio Class 3	0.74	0.74	—	—	0.12
Global Bond Portfolio Class 1	0.73	0.43	0.20	0.10	—
Global Bond Portfolio Class 2	0.71	0.41	0.20	0.10	—
Global Bond Portfolio Class 3	0.70	0.40	0.20	0.10	—
High-Yield Bond Portfolio Class 1	0.46	0.46	—	—	1.80
High-Yield Bond Portfolio Class 2	0.45	0.45	—	—	1.80
High-Yield Bond Portfolio Class 3	0.45	0.45	—	—	1.80
Total Return Bond Portfolio Class 1	0.16	0.16	—	—	0.23
Total Return Bond Portfolio Class 2	0.15	0.15	—	—	0.23
Total Return Bond Portfolio Class 3	0.15	0.15	—	—	0.23
Balanced Portfolio Class 1	0.42	0.42	—	—	49.81
Balanced Portfolio Class 2	0.40	0.40	—	—	49.81
Balanced Portfolio Class 3	0.38	0.38	—	—	49.81
MFS Total Return Portfolio Class 1	0.50	0.50	—	—	45.92
MFS Total Return Portfolio Class 2	0.48	0.48	—	—	45.92
MFS Total Return Portfolio Class 3	0.47	0.47	—	—	45.92
Telecom Utility Portfolio Class 1	0.50	0.50	—	—	43.77
Telecom Utility Portfolio Class 2	0.48	0.48	—	—	43.77
Telecom Utility Portfolio Class 3	0.47	0.47	—	—	43.77
Equity Index Portfolio Class 1	0.22	0.22	—	—	100.00
Growth-Income Portfolio Class 1	0.23	0.23	—	—	100.00
Growth-Income Portfolio Class 2	0.20	0.20	—	—	100.00
Growth-Income Portfolio Class 3	0.18	0.18	—	—	100.00
Equity Opportunities Portfolio Class 1	0.12	0.12	—	—	100.00
Equity Opportunities Portfolio Class 2	0.10	0.10	—	—	100.00
Equity Opportunities Portfolio Class 3	0.08	0.08	—	—	100.00
Davis Venture Value Portfolio Class 1	0.74	0.30	—	0.44	100.00
Davis Venture Value Portfolio Class 2	0.70	0.26	—	0.44	100.00
Davis Venture Value Portfolio Class 3	0.68	0.24	—	0.44	100.00
“Dogs” of Wall Street Portfolio Class 1	0.30	0.30	—	—	100.00
“Dogs” of Wall Street Portfolio Class 2	0.29	0.29	—	—	100.00
“Dogs” of Wall Street Portfolio Class 3	0.28	0.28	—	—	100.00
Alliance Growth Portfolio Class 1	0.11	0.11	—	—	100.00
Alliance Growth Portfolio Class 2	0.08	0.08	—	—	100.00
Alliance Growth Portfolio Class 3	0.06	0.06	—	—	100.00
Capital Growth Portfolio Class 1	—	—	—	—	—
Capital Growth Portfolio Class 2	—	—	—	—	—
Capital Growth Portfolio Class 3	—	—	—	—	—

SUNAMERICA SERIES TRUST
SHAREHOLDERS TAX INFORMATION (unaudited) — (continued)

					Qualifying %
					for the 70%
		Net	Net	Net	Dividends
	Total	Investment	Short-Term	Long-Term	Received
	Dividends	Income	Capital Gains *	Capital Gains	Deduction

MFS Massachusetts Investors Trust Portfolio Class 1	$0.15	$0.15	$—	$—	100.00%
MFS Massachusetts Investors Trust Portfolio Class 2	0.13	0.13	—	—	100.00
MFS Massachusetts Investors Trust Portfolio Class 3	0.12	0.12	—	—	100.00
Fundamental Growth Portfolio Class 1	—	—	—	—	—
Fundamental Growth Portfolio Class 2	—	—	—	—	—
Fundamental Growth Portfolio Class 3	—	—	—	—	—
Blue Chip Growth Portfolio Class 1	0.02	0.02	—	—	100.00
Blue Chip Growth Portfolio Class 2	0.01	0.01	—	—	100.00
Blue Chip Growth Portfolio Class 3	0.00	0.00	—	—	100.00
Real Estate Portfolio Class 1	0.19	0.19	—	—	11.46
Real Estate Portfolio Class 2	0.16	0.16	—	—	11.46
Real Estate Portfolio Class 3	0.15	0.15	—	—	11.46
Small Company Value Portfolio Class 1	0.10	0.10	—	—	100.00
Small Company Value Portfolio Class 3	0.07	0.07	—	—	100.00
Mid-Cap Growth Portfolio Class 1	—	—	—	—	—
Mid-Cap Growth Portfolio Class 2	—	—	—	—	—
Mid-Cap Growth Portfolio Class 3	—	—	—	—	—
Aggressive Growth Portfolio Class 1	0.01	0.01	—	—	100.00
Aggressive Growth Portfolio Class 2	—	—	—	—	—
Aggressive Growth Portfolio Class 3	—	—	—	—	—
Growth Opportunities Portfolio Class 1	—	—	—	—	—
Growth Opportunities Portfolio Class 2	—	—	—	—	—
Growth Opportunities Portfolio Class 3	—	—	—	—	—
Marsico Focused Growth Portfolio Class 1	0.06	0.06	—	—	100.00
Marsico Focused Growth Portfolio Class 2	0.04	0.04	—	—	100.00
Marsico Focused Growth Portfolio Class 3	0.03	0.03	—	—	100.00
Technology Portfolio Class 1	—	—	—	—	—
Technology Portfolio Class 2	—	—	—	—	—
Technology Portfolio Class 3	—	—	—	—	—
Small & Mid Cap Value Portfolio Class 2	0.52	0.08	0.14	0.30	90.51
Small & Mid Cap Value Portfolio Class 3	0.51	0.07	0.14	0.30	90.51
International Growth and Income Portfolio Class 1	—	—	—	—	—
International Growth and Income Portfolio Class 2	—	—	—	—	—
International Growth and Income Portfolio Class 3	—	—	—	—	—
Global Equities Portfolio Class 1	0.32	0.32	—	—	52.92
Global Equities Portfolio Class 2	0.30	0.30	—	—	52.92
Global Equities Portfolio Class 3	0.28	0.28	—	—	52.92
International Diversified Portfolio Class 1	0.11	0.11	—	—	0.58
International Diversified Portfolio Class 2	0.09	0.09	—	—	0.58
International Diversified Portfolio Class 3	0.08	0.08	—	—	0.58
Emerging Markets Portfolio Class 1	—	—	—	—	—
Emerging Markets Portfolio Class 2	—	—	—	—	—
Emerging Markets Portfolio Class 3	—	—	—	—	—
Foreign Value Portfolio Class 2	0.67	0.34	—	0.33	—
Foreign Value Portfolio Class 3	0.66	0.33	—	0.33	—

*	Short-term capital gains are treated as ordinary income for tax purposes

SUNAMERICA SERIES TRUST
SHAREHOLDERS TAX INFORMATION (unaudited) — (continued)

  The Global Bond, International Growth and Income, Global Equities, International Diversified Equities, Emerging Markets and Foreign Value Portfolios make an election under the Internal Revenue Code Section 855 to pass through foreign taxes paid by each Portfolio to its shareholders. The total amounts of foreign taxes passed through to the shareholders for the fiscal year ended January 31, 2010 were $8,338, $1,019,805, $141,187, $789,123, $635,510 and $1,191,448 respectively. The foreign source income information reporting is $5,837,926, $12,046,225, $1,764,912, $9,255,148, $5,757,048 and $13,590,451 respectively.

COMPARISONS: PORTFOLIOS VS. INDEXES

The following graphs compare the performance of a $10,000 investment in the presented SunAmerica Series Trust Portfolios (with the exception of Cash Management) to a $10,000 investment in a comparable securities index benchmark since the portfolio’s inception. Importantly, such indices represent “paper” portfolios and do not reflect the costs and expenses of actual investing. Following each graph is a discussion of portfolio performance and factors affecting performance over the year ended January 31, 2010.

The following graphs and tables show the performance of the portfolios of the SunAmerica Series Trust and include all trust expenses but no insurance company expenses associated with the variable annuity or variable life policy and no insurance company contingent deferred sales charge. It is assumed that all dividends are reinvested. No expenses are deducted from the performance of the indexes.

Market indices referenced are unmanaged. You cannot invest directly in an index. Investments in stocks and bonds are subject to risk, including stock market and interest-rate fluctuations. Investments in non-U.S. stocks are subject to additional risks, including political and social instability, differing securities regulations and accounting standards, and limited public information. Mortgage-backed securities are subject to prepayment, which can result in reinvestment of principal at lower yields. Money market instruments generally offer stability and income, but an investment in these securities, like investments in other portfolios, is not guaranteed by the U.S. government or any other entity. Lower rated high yield, high-risk securities generally involve more credit risk. These securities may also be subject to greater market price fluctuations than lower yielding, higher rated debt securities. The common stocks of medium-sized companies may be more volatile than those of larger, more established companies. Investing in real estate involves special risks, which may not be associated with investing in stocks, including possible declines in real estate values, adverse economic conditions, and changes in interest rates. Investments in small capitalization and emerging growth companies involve greater than average risk. Such securities may have limited marketability and the issuers may have limited product lines, markets and financial resources. The value of such investments may fluctuate more widely than investments in larger, more established companies. The technology industry can be significantly affected by obsolescence, short product cycles, falling prices and profits, and competition from new market participants. Funding choices that primarily invest in one sector are more volatile than those that diversify across many industry sectors and companies.

Columbia Management Advisors, LLC

Cash Management Portfolio — Class 1

Cash Management Portfolio
Average Annual Total Returns as of 01/31/10
	Class 1*	Class 2*	Class 3*
1-year	-0.05%	-0.21%	-0.21%
5-year	2.58%	2.42%	2.32%
10-year	2.51%	N/A	N/A
Since Inception	3.36%	1.86%	1.76%

*	Inception date for Class 1: 2/9/93; Class 2: 7/9/01; Class 3: 9/30/02.

(Note: An investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Cash Management Portfolio — Class 1 shares declined -0.05% for the 12-month reporting period ended January 31, 2010.

During the year ended January 31, 2010, the Federal Reserve and U.S. Treasury Department continued to administer several programs designed to improve liquidity in short-term funding markets and thereby contribute to greater availability of credit for businesses and households during the financial crisis. While these programs have expired or will expire early this year, they have combined with short term interest rates approaching zero to suggest that financial market conditions remain supportive of economic growth. At the same time, economic activity has continued to strengthen and the labor market is stabilizing.

Columbia Management Advisers, LLC

Cash Management Portfolio — Class 1 — (continued)

As a result of the stressed financial conditions and the associated threat to general economic activity, monetary policy makers held short term interest rates close to zero during the entire reporting period. The improving trend in financial market sentiment and expectations played out as the spread between no-risk Treasury Bills and similar duration government-sponsored enterprise and corporate debt tightened significantly during the period.

In response to these developments, the Portfolio maintained a traditional laddered portfolio maturity distribution with the majority of securities scheduled to mature in less than 90 days. In addition, the Portfolio increased investments in Treasury and Agency obligations. As a result, the weighted average maturity of the portfolios has ranged between 25 — 55 days during the period. The subadviser believes that this strategy has reduced the risk profile of the Portfolio while increasing liquidity.

Federated Investment Management Company

Corporate Bond Portfolio — Class 1

Corporate Bond Portfolio
Average Annual Total Returns as of 1/31/10
	Class 1*	Class 2*	Class 3*
1-year	30.18%	30.06%	29.91%
5-year	6.85%	6.70%	6.57%
10-year	7.35%	N/A	N/A
Since Inception	6.54%	7.32%	7.47%

*	Inception date for Class 1: 7/1/93; Class 2: 7/9/01; Class 3: 9/30/02.

[1]	The Barclays Capital U.S. Credit Index is a broad measure of the U.S. investments grade corporate bond market that includes all publicly issued, fixed rate, nonconvertible investment grade, dollar-denominated, SEC-registered corporate debt.

[2]	The Blended Index combines 75% of the Barclays Capital U.S. Credit Index and 25% of the Merrill Lynch High Yield Master II Index.

[3]	The Merrill Lynch High Yield Master II Index tracks the performance of below investment grade US dollar-denominated corporate bonds publicly issued in the US domestic market.

Note:  The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Corporate Bond Portfolio — Class 1 shares returned 30.18% for the 12-month reporting period ended January 31, 2010, compared to 17.85% for the Barclays Capital U.S. Credit Index.

The reporting period began with the economy deep in recessionary territory and anxiety remained in the financial markets. The Federal Reserve “Fed” made no adjustments to monetary policy, keeping the fed funds target within its previous range of 0-0.25%. The economy exhibited positive growth in the third quarter of 2009, following four consecutive quarters of negative growth. As the reporting period closed, it was apparent that economic growth continued and the Federal Reserve gave no indication that higher fed fund rates would be occurring over the near term. As a result, U.S. interest rates declined in the shorter maturity areas and increased in the longer maturity areas. With many world economies growing and no near term rate hikes expected in the U.S., the corporate bond markets experienced very large positive returns, both in investment grade and especially high yield.

Sector allocation was a significant positive contributor to relative Portfolio performance, as the high yield allocation increased throughout the year and the high yield sector produced stronger excess returns than the investment grade sector during the reporting period.

Overall security selection was a negative contributor to relative performance. The high yield portion of the Portfolio significantly underperformed the Barclays Capital High Yield Index, partially offsetting the positive contribution attributed to the high yield sector allocation. Positive contributors included Textron Financial, Freescale Semiconductor, Pilgrim’s Pride and SGS International. Negative contributors included Wilmington Trust, Dollar General, Intelsat Intermediate, and Texas Comp Electric Holding.

Federated Investment Management Company

Corporate Bond Portfolio — Class 1 — (continued)

Duration was a modest negative contributor to total return, mainly a result of the decline in interest rates over the summer months of 2009. The Portfolio’s effective duration averaged about 99% of the benchmark for the reporting period. In addition, the yield curve strategy was a modest positive contributor to performance as the Portfolio, on average, was positioned for a steepening of the yield curve.

Goldman Sachs Asset Management International

Global Bond Portfolio — Class 1

Global Bond Portfolio
Average Annual Total Returns as of 1/31/10
	Class 1*	Class 2*	Class 3*
1-year	12.29%	12.20%	12.05%
5-year	6.52%	6.36%	6.26%
10-year	6.13%	N/A	N/A
Since Inception	6.45%	5.59%	5.65%

*	Inception date for Class 1: 7/1/93; Class 2: 7/9/01; Class 3: 9/30/02.

[1]	The J.P. Morgan Global Government Bond Index (un-hedged) is a total return, market capitalization weighted index, rebalanced monthly consisting of the following countries: Australia, Germany, Spain, Belgium, Italy, Sweden, Canada, Japan, United Kingdom, Denmark, Netherlands, United States and France.

Note:  The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

For the 12-month reporting period ended January 31, 2010, the Global Bond Portfolio — Class 1 shares posted a return of 12.29%, compared to a gain of 6.62% for the J.P. Morgan Global Government Bond Index (un-hedged).

The Portfolio’s top-down cross sector strategy contributed positively to performance over the review period. Within the strategy, an overweight bias to corporate and mortgage credit were most beneficial. The investment grade corporate market rallied throughout the review period, bringing spreads to yearly lows as risk appetite increased. Non-agency mortgage spreads also tightened over the second half of 2009, as housing data become increasingly positive and demand improved.

The Portfolio’s government/agency security selection strategy also contributed positively to performance. The Portfolio benefited from our individual name selection among agencies, which outperformed earlier in the review period due to increased government demand through the Federal Reserve’s purchase program. Supranationals and government guaranteed securities performed well, particularly core names which had better liquidity and lower volatility.

The Portfolio’s country strategy was beneficial as well. The long Europe position, versus the short U.S. trade position in 30 year governments, also proved to be positive to Portfolio performance. European government bonds rallied at the long end of the yield curve during the fourth quarter of 2009, as economic data in Europe disappointed and weak peripheral economies restrained the recovery.

SunAmerica Asset Management Corp.

High-Yield Bond Portfolio — Class 1

High-Yield Bond Portfolio
Average Annual Total Returns as of 1/31/10
	Class 1*	Class 2*	Class 3*
1-year	39.38%	39.25%	38.88%
5-year	4.18%	4.01%	3.89%
10-year	4.48%	N/A	N/A
Since Inception	5.73%	6.37%	9.80%

*	Inception date for Class 1: 2/9/93; Class 2: 7/9/01; Class 3: 9/30/02.

[1]	The Merrill Lynch High Yield Master II Index tracks the performance of below investment grade U.S. denominated corporate bonds publicly issued in the U.S. domestic market.

Note:  The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The High-Yield Bond Portfolio — Class 1 shares posted a return of 39.38% for the 12-month reporting period ended January 31, 2010, underperforming the 51.84% advance for the Merrill Lynch High Yield Master II Index.

Market conditions during early 2009 were very difficult, characterized by high investor risk aversion, financial stress, and constrained market liquidity. Many lower rated, less liquid holdings fell dramatically in price during the first months of the reporting period. The environment brightened in April 2009, mainly due to the success of the Federal Reserve’s unprecedented intervention in financial markets. Several sectors that were in deep distress recovered quickly; notably, many names in the financial sector, some of which were facing the risk of nationalization or failure. As capital markets began to open during the second quarter of 2009, distressed securities rallied on hopes that rescue finance would remain available.

Sector selection had an adverse effect on Portfolio performance relative to the benchmark. The stress originated in the financial sector caused many investment grade bank securities to be downgraded to high yield. This resulted in a large universe of new securities and the Portfolio remained generally underweight this top performing sector during the reporting period. Cash holdings, despite being below 5% during the period, were also a drag on performance. Exposure to issues within gaming was a drag on performance due to default activity in the holdings. However, an overweight position in the electric generation sector made positive contributions during the reporting period.

Security selection had an adverse effect on Portfolio performance versus the benchmark. In addition to gaming, as discussed above, the main negative impacts were in the air transportation and media sectors. The media/broadcast sector has historically provided good value and asset coverage but was impacted during the period due to a contraction in advertising spending in print as well as on radio and television. The stress on the auto sector contributed

SunAmerica Asset Management Corp.

High-Yield Bond Portfolio — Class 1 — (continued)

to the decline in advertising spending. While air transportation holdings declined during the period, most of the positions were in secured aircraft lease obligations that have superior loan to value ratios. Pricing levels have increased toward the end of 2009 and continued to improve in early 2010. However, the Portfolio benefited from strong issue selection from holdings in several sectors including energy, cable TV, metals, and chemicals.

Pacific Investment Management Company LLC (“PIMCO”)

Total Return Bond Portfolio — Class 1

Total Return Bond Portfolio
Average Annual Total Returns as of 1/31/10
	Class 1*	Class 2*	Class 3*
1-year	13.05%	12.82%	12.77%
5-year	8.17%	8.02%	7.91%
10-year	6.74%	N/A	N/A
Since Inception	8.01%	8.39%	10.83%

*	Inception date for Class 1: 10/28/94; Class 2: 7/9/01; Class 3: 11/11/02.

[1]	The Barclays Capital U.S. Aggregate Bond Index combines several Barclays Capital fixed-income indices to give a broad view of the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset backed securities.

Note:  The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Total Return Bond Portfolio — Class 1 shares gained 13.05% for the fiscal 12-month period through January 31, 2010, outperforming the 8.51% return for the Barclays Capital U.S. Aggregate Bond Index. An overweight to agency mortgage-backed securities (“MBS”), which enjoyed a powerful rally, had a positive impact on relative performance, as the success of the Federal Reserve’s MBS Purchase program drove spreads to tighten. A slight overweight to high quality consumer asset-backed securities (“ABS”) also added to performance as these bonds enjoyed strong gains versus like-duration U.S. Treasuries during the reporting period. Corporate bonds, especially an overweight to bonds of financial companies and high yield credits, added to performance and were among the best performing fixed income assets during the fiscal year.

Beyond core sectors, a modest allocation to municipal bonds, which were also strong performers, added to Portfolio relative returns. Additionally, exposure to Treasury Inflation-Protected Securities (“TIPS”) added to 12-month performance as real yields outperformed their nominal counterparts during the period. Real yields fell while nominal yields generally rose as investors anticipated an economic recovery and hence the potential for an increase in inflation pressure. A small allocation to emerging market (“EM”) bonds was also positive for performance as EM bonds delivered strong returns.

J.P. Morgan Investment Management, Inc.

Balanced Portfolio — Class 1

Balanced Portfolio
Average Annual Total Returns as of 1/31/10
	Class 1*	Class 2*	Class 3*
1-year	26.80%	26.63%	26.43%
5-year	1.64%	1.50%	1.40%
10-year	–0.99%	N/A	N/A
Since Inception	4.51%	0.80%	3.54%

*	Inception date for Class 1: 6/3/96; Class 2: 7/9/01; Class 3: 9/30/02.

[1]	The Blended Index is comprised of 30% S&P 500 Index, 30% Russell 1000 Index and 40% Barclays Capital U.S. Aggregate Bond Index.

[2]	The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

[3]	The Barclays Capital U.S. Aggregate Bond Index combines several Barclays Capital fixed-income indices to give a broad view of the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset backed securities.

[4]	Russell 1000® Index measures the performance of the 1,000 largest companies in the Russell 3000® Index, which represents 92% of the total market capitalization of the Russell 3000® Index.

Note:  The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Balanced Portfolio — Class 1 shares posted a return of 26.80% for the 12-month period ending January 31, 2010, compared with a 33.14% gain in the S&P 500 Index, a 34.81% return for the Russell 1000 Index, an advance of 8.51% for the Barclays Capital U.S. Aggregate Bond Index, and a 23.70% gain for the blended benchmark of 30% S&P 500 Index/30% Russell 1000 Index/40% Barclays Capital U.S. Aggregate Bond Index.

A year that began with the economy in decline, significant market dislocations, mass layoffs and unprecedented policy actions ended with major market upswing and initial signs of economic recovery. Specifically, the economy at the end of 2009 showed gradual improvement in corporate profits, consumer confidence and labor markets as a “jobless recovery” began in earnest in the third quarter. The Barclays Capital Aggregate U.S. Bond Index rose for the reporting period, and U.S. Treasury prices increased in January 2010 as investors sought safety amid concerns over new regulatory proposals for U.S. banks, tighter lending policies in China and fiscal policy troubles in Greece, Spain and Portugal.

Within the equity component of the Portfolio, stock selection in media, network technology, energy and systems hardware helped performance, while stock selection in consumer staples, financials and information technology detracted. At the stock level, overweight positions in Dow Chemical, Hewlett-Packard and Corning aided results, while not owning J.P. Morgan Chase (due to regulatory reasons), and underweight positions in Google and Apple hurt returns.

On the fixed income side, the Portfolio’s overweight in investment-grade credit contributed to performance due to better liquidity and strong demand from investors looking to add risk to

J.P. Morgan Investment Management, Inc.

Balanced Portfolio — Class 1 — (continued)

their portfolios. The allocation in non-agency mortgages also aided performance, as buying was broad-based across different types of investors and varying credit qualities. Agency mortgages outperformed similar-duration Treasuries, given strong demand from the Federal Reserve purchase program and banks with significant cash to invest prior to year-end. An overweight in high yield contributed positively as spreads in this segment tightened due to investors’ desire for yield, improved liquidity, and a more favorable economic outlook.

Massachusetts Financial Services Company

MFS Total Return Portfolio — Class 1

MFS Total Return Portfolio
Average Annual Total Returns as of 1/31/10
	Class 1*	Class 2*	Class 3*
1-year	23.76%	23.49%	23.40%
5-year	2.12%	1.96%	1.86%
10-year	5.14%	N/A	N/A
Since Inception	7.97%	3.63%	5.36%

*	Inception date for Class 1: 10/28/94; Class 2: 7/9/01; Class 3: 9/30/02.

[1]	The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

[2]	The Barclays Capital U.S. Aggregate Bond Index combines several Barclays Capital fixed-income indices to give a broad view of the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset backed securities.

[3]	Treasury Bills are short-term securities with maturities of one-year or less issued by the U.S. Government.

[4]	The Blended Index consists of 35% Barclays Capital U.S. Aggregate Index, 55% S&P 500 Index, and 10% Treasury Bills.

Note:  The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

For the 12-month reporting period ended January 31, 2010, the MFS Total Return Portfolio — Class 1 shares posted a gain of 23.76%, compared to a return of 33.14% for the S&P 500 Index, and an advance of 8.51% for the Barclays Capital U.S. Aggregate Bond Index.

Within the equity portion of the Portfolio, an underweighted position coupled with weak stock selection within the technology sector hurt performance relative to the S&P 500 Index. Not owning personal computer and electronics maker Apple, Inc. and software giant Microsoft Corp. negatively impacted relative returns as these stocks significantly outperformed the benchmark.

Stock selection in the industrial goods and services sectors also held back relative results. Holdings of global security companies Lockheed Martin Corp. and Northrop Grumman Corp. proved to be among the top detractors over the reporting period. An overweight position in the utilities and communications sector further dampened relative performance. Electric utility company FPL Group and telecommunications company AT&T, Inc. hampered relative results as the returns of these stocks lagged that of the overall benchmark.

In addition, the Portfolio’s cash position within the equity portion also had a negative impact on relative performance.

Some of the positives during the reporting period included an underweighted position in the health care sector, which bolstered relative performance. Stocks in other sectors that helped

Massachusetts Financial Services Company

MFS Total Return Portfolio — Class 1 — (continued)

relative performance included investment banking firm Goldman Sachs Group, Inc., financial services firms State Street Corp. and JPMorgan Chase & Co., retailer Macy’s, Inc., and chemical company PPG Industries, Inc. The Portfolio’s underweighted positions in integrated oil and gas company Exxon Mobil Corp. and household products maker Procter & Gamble Co., both of which underperformed the benchmark, aided relative returns. In addition, currency exposure in the equity portion of the Portfolio was a contributor to relative performance.

Within the fixed income portion of the Portfolio, a greater exposure to debt in the industrial and finance sectors, as well as overweight positions in “BBB” and “A” rated bonds, boosted relative returns. The Portfolio’s commercial mortgage-backed bond holdings were among the top contributors, as this sector performed well relative to the Barclays Capital U.S. Aggregate Bond Index.

Massachusetts Financial Services Company

Telecom Utility Portfolio — Class 1

Telecom Utility Portfolio
Average Annual Total Returns as of 1/31/10
	Class 1*	Class 2*	Class 3*
1-year	28.40%	28.23%	28.14%
5-year	5.35%	5.19%	5.10%
10-year	0.61%	N/A	N/A
Since Inception	3.96%	2.24%	8.72%

*	Inception date for Class 1: 6/3/96; Class 2: 7/9/01; Class 3: 11/11/02.

[1]	The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

[2]	The S&P Utility Index is presently comprised of 40 stocks from the electric and natural gas industries.

[3]	The S&P 500 Telecommunications Services Index (formerly, the S&P Communications Service Index) is comprised of the companies listed in the telecommunications sectors of the S&P 400, 500, and 600.

Note:  The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Telecom Utility Portfolio — Class 1 shares posted a return of 28.40% for the 12-month reporting period ended January 31, 2010, underperforming the 33.14% advance in the S&P 500 Index, but outperforming the 7.09% gain for the S&P Utilities Index and the S&P 500 Telecommunications Services Index return of 19.19%.

During the reporting period, strong stock selection in the electric power industry contributed to the Portfolio’s performance relative to the S&P Utilities Index. Electricity distributor Eletropaulo Metropolitana SA (based in Brazil) and integrated electric power company AES Corp. led the relative outperformance in the industry. Elsewhere, not holding poor-performing electric utility and gas company Exelon Corp. coupled with the timing of ownership in shares of power provider FirstEnergy Corp. also had a positive impact on relative returns.

The Portfolio’s holdings in the telephone services and wireless communications industries, which are not represented in the S&P Utilities Index, were additional positives for relative performance. Within the telephone services industry, exposure to telecommunications companies, such as Virgin Media, Inc. (based in U.K.) and Telefonica SA (based in Spain), were among the Portfolio’s top relative contributors. Within the wireless communications industry, exposure to wireless telecommunications companies including Cellcom Israel, Mobile Telesystems (based in Russia), and America Movil (based in Mexico), benefited relative results. Elsewhere, holdings of cable company Time Warner Cable aided relative returns as the stock significantly outperformed the benchmark over the reporting period.

Several individual securities that held back relative performance included wireless service provider Metro PCS Communications, Inc. and electricity provider Allegheny Energy, Inc.

Massachusetts Financial Services Company

Telecom Utility Portfolio — Class 1 — (continued)

Elsewhere, not holding power and natural gas distributor Duke Energy Corp. also had a negative impact on relative results.

During the reporting period, the Portfolio’s currency exposure was a contributor to relative performance. On the other hand, the Portfolio’s cash position was a detractor from relative returns.

FAF Advisors, Inc.

Equity Index Portfolio — Class 1

Equity Index Portfolio
Average Annual Total Returns as of 1/31/10
Class 1*
1-year	32.31%
5-year	–0.27%
10-year	–1.27%
Since Inception	0.47%

*	Inception date for Class 1: 12/14/98.

[1]	The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in small companies.

Note:  The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

As expected, Equity Index Portfolio — Class 1 shares performed very similarly to the S&P 500 Index in the fiscal year ended January 31, 2010, before fees. For the 12-month reporting period ended January 31, 2010, the Portfolio posted a return of 32.31%, while the S&P 500 benchmark index advanced 33.14%.

As an indexed strategy, the Equity Index Portfolio’s performance is dominated by the market returns. The subadviser explicitly aims to minimize sector or security selections that would cause performance to differ from the benchmark. Portfolio characteristics such as average volatility, momentum, size, etc., are typically very close to the S&P 500 benchmark. The subadviser also carefully monitors the exposures to the various economic sectors.

The subadviser uses “optimizer” software to track all changes and buy or sell shares as deemed most cost-effective in achieving index-like results. Slight differences in cash levels, individual asset selection and “common factors” such as industry weights generally explain the variances between the performance of the Portfolio and the S&P 500 benchmark.

AllianceBernstein L.P.

Growth-Income Portfolio — Class 1

Growth-Income Portfolio
Average Annual Total Returns as of 1/31/10
	Class 1*	Class 2*	Class 3*
1-year	28.61%	28.39%	28.25%
5-year	–1.76%	–1.90%	–2.00%
10-year	–2.32%	N/A	N/A
Since Inception	6.74%	–1.07%	3.16%

*	Inception date for Class 1: 2/9/93; Class 2: 7/9/01; Class 3: 9/30/02.

[1]	The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

Note:  The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Growth-Income Portfolio — Class 1 shares posted a return of 28.61% for the 12-month period through January 31, 2010, trailing the 33.14% gain for the S&P 500 benchmark index.

The reporting period started with a continuation of the negative tone that marked most of 2008. However, after a hitting a low in early March 2009, stocks rallied sharply until the final three months of the reporting period. Market sentiment fluctuated wildly as investors flipped from fleeing risk to embracing stocks previously considered high-risk.

Weak stock selection, especially within financials, consumer discretionary and industrials proved to be the main detractor from relative results during the reporting period. An underweight in the financial sector, coupled with an overweight in healthcare also had a negative impact, as investors favored stocks perceived to benefit more directly from improving economic prospects.

Some of the positives during the reporting period included overweight allocations to the strong-performing information technology and consumer discretionary sectors. Strong stock selection within energy, coupled with an underweight in the sector also added to relative Portfolio results.

The largest individual detractors included Bank of America Corp., Gilead Sciences, Inc., Lockheed Martin Corp., Becton Dickinson, Inc. and Baxter International, Inc.

Some of the top individual performers for the period included Exxon Mobil Corp., Franklin Resources, Inc., Alcon, Inc., Apple, Inc. and Procter & Gamble Co.

OppenheimerFunds, Inc.

Equity Opportunities Portfolio — Class 1

Equity Opportunities Portfolio
Average Annual Total Returns as of 1/31/10
	Class 1*	Class 2*	Class 3*
1-year	40.50%	40.28%	40.22%
5-year	–0.39%	–0.55%	–0.65%
10-year	1.26%	N/A	N/A
Since Inception	4.95%	0.55%	5.04%

*	Inception date for Class 1: 6/3/96; Class 2: 7/9/01; Class 3: 9/30/02.

[1]	The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

Note:  The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

During the twelve-month reporting period ended January 31, 2010, the Equity Opportunities Portfolio — Class 1 shares delivered a 40.50% return, outperforming the Russell 3000 Index, which gained 35.05%.

The global recession that defined 2008 continued in the first half of 2009, with the U.S. stock market hitting a multi-year low by early March. However, investor sentiment soon began to improve as evidence appeared that global credit markets were thawing in response to massive remedial efforts by U.S. government and monetary authorities, including the $787 billion American Recovery and Reinvestment Act of 2009. In March 2009 equities began an impressive rally that continued through mid-January 2010, shortly before the end of the reporting period.

Through mid-May 2009, the Portfolio was managed according to a model-driven quantitative process. These models had assigned high rankings to companies in economically sensitive industry groups, and so the Portfolio performed well during the early stages of the market rally. The new portfolio management team that assumed control in May 2009 implements a bottom-up investment process that combines fundamental research and quantitative models in order to identify companies that are attractively priced relative to their underlying business prospects.

Both stock selection and sector allocation decisions made positive contributions to the Portfolio during the reporting period. Underweight positions to health care, utilities and consumer staples, coupled with an overweight to information technology proved especially beneficial. Strong stock selection within the consumer discretionary, energy, materials and technology sectors also helped relative results, as the holdings significantly outperformed the

Oppenheimer Funds, Inc.

Equity Opportunities Portfolio — Class 1 — (continued)

index. However, an underweight allocation to financials coupled with an overweight in energy had a negative impact.

At the holdings level, Apple, Inc. surged on the strength of popular products, such as the iPhone. In the energy sector, an overweight to Occidental Petroleum Corp. helped bolster returns. Within materials, exposure to Freeport-McMoRan Copper & Gold, Inc., a low-cost metals producer, was profitable. Other top performing holdings for the Portfolio included information technology holdings Cisco Systems, Inc. and Microsoft Corp., On the other hand, some of the laggards during the reporting period included Xerox Corp., Blue Coat Systems Inc., Apache Corp., QUALCOMM Inc., and ConocoPhillips.

Davis Selected Advisers, L.P.

Davis Venture Value Portfolio — Class 1

Davis Venture Value Portfolio
Average Annual Total Returns as of 1/31/10
	Class 1*	Class 2*	Class 3*
1-year	41.94%	41.73%	41.59%
5-year	1.54%	1.40%	1.29%
10-year	2.86%	N/A	N/A
Since Inception	9.41%	3.13%	7.45%

*	Inception date for Class 1: 10/28/94; Class 2: 7/9/01; Class 3: 9/30/02.

[1]	The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

Note:  The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Davis Venture Value Portfolio — Class 1 shares posted a return of 41.94% for the 12-month reporting period as of January 31, 2010, outperforming the 33.14% gain for the S&P 500 Index.

Stocks posted broad-based advances in market prices during the reporting period, as every economic sector within the index posted gains. The sectors that turned in the strongest performance over the fiscal period were financials, consumer discretionary, and information technology.

While the Portfolio’s financial holdings underperformed the corresponding sector within the benchmark , a sizable overweight to financials proved to be one of the leading contributors to relative results. American Express Co., Berkshire Hathaway Finance Corp., Wells Fargo & Co., JPMorgan Chase & Co., and Loews were some of the top performers in the sector, while NIPPONKOA Insurance Co., Ltd. and Citigroup were two of the laggards.

Strong stock selection within the energy sector also added significantly to relative results during the reporting period, while a slight overweight in the sector detracted. Occidental Petroleum Corp., Canadian Natural Resources, Ltd., and EOG Resources, Inc. were among the best performing stocks in the sector, while ConocoPhillips was among the detractors.

The Portfolio’s holdings within the information technology sector performed roughly in line with the index but a below-benchmark allocation to this strongly performing sector weighed on relative performance. Microsoft Corp. was among the most important contributors to performance, while exposure to Dell, Inc. had a negative impact.

Investments in health care stocks also proved beneficial, as the Portfolio’s holdings outperformed the market during the reporting period. An underweight allocation to the sector further boosted results. Merck & Co., Schering Plough and Express Scripts, Inc. were some of the top performers in the sector, while exposure to Unitedhealth Group had a detrimental impact.

SunAmerica Asset Management Corp.

“Dogs” of Wall Street Portfolio — Class 1

“Dogs” of Wall Street Portfolio
Average Annual Total Returns as of 1/31/10
	Class 1*	Class 2*	Class 3*
1-year	36.46%	36.19%	36.09%
5-year	0.66%	0.52%	0.44%
10-year	3.87%	N/A	N/A
Since Inception	1.99%	2.84%	4.71%

*	Inception date for Class 1: 4/1/98; Class 2: 7/9/01; Class 3: 9/30/02.

[1]	The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

Note:  The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

For the annual period ending January 31, 2010, the “Dogs” of Wall Street Portfolio — Class 1 shares posted a return of 36.46%, outperforming the S&P 500 Index, which returned 33.14% during the period.

The market was faced with several challenges at the start of the fiscal year, including a massive credit crisis and weakening economic trends. However, fiscal and monetary initiatives helped lift the economy from the brink, and the domestic stock market began to rebound in March with momentum continuing to build as the fiscal year progressed.

All major domestic equity indices trended higher during the fiscal year ended January 31, 2010. For the year, growth outperformed value while mid-caps outperformed both their large- and small-cap brethren in their respective style boxes. In terms of S&P 500 industry groups, all ten sectors posted gains. Financials, information technology, and materials were top-performers, posting returns of 57.02%, 53.39%, and 48.17%, respectively, while the Utilities group was the worst performing sector, appreciating a more modest 9.63%.

The Portfolio is managed by utilizing a quantitative model which seeks out high quality individual stocks paying above-market-average dividend yields that meet a number of criteria, including quality rankings and market capitalization. As a passively managed strategy, portfolio management makes no active sector decisions. That said, from a sector perspective, the Portfolio’s underweighted allocation to the healthcare and energy sectors enhanced results as did no exposure to the utilities group. Overweighted positions in materials and industrials proved beneficial as well. Stock selection in financials, healthcare, and consumer staples further helped the portfolio’s performance. On the other hand, security selection and underweight exposure to information technology group were the primary drag on performance. Stock selection in the consumer discretionary category also negatively

SunAmerica Asset Management Corp.

“Dogs” of Wall Street Portfolio — Class 1 — (continued)

impacted results as did an underweight in financials. An overweighted allocation to the consumer staples sector further hindered results.

Individual holdings that contributed to performance during the fiscal period included Caterpillar Inc., American Express Co., and E.I.Dupont de Nemours & Co. Some of the laggards included Gannett Co., Citigroup Inc., and Bemis Co.

AllianceBernstein L.P.

Alliance Growth Portfolio — Class 1

Alliance Growth Portfolio
Average Annual Total Returns as of 1/31/10
	Class 1*	Class 2*	Class 3*
1-year	39.01%	38.84%	38.73%
5-year	1.97%	1.81%	1.71%
10-year	–3.29%	N/A	N/A
Since Inception	7.98%	–0.30%	4.56%

*	Inception date for Class 1: 2/9/93; Class 2: 7/9/01; Class 3: 9/30/02.

[1]	The Russell 1000® Growth Index consists of stocks with a greater-than-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-earnings ratios, lower dividend yields and higher forecasted growth values.

Note:  The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Alliance Growth Portfolio — Class 1 shares gained 39.01% for the 12-month reporting period as of January 31, 2010, outperforming the 37.85% return for the Russell 1000 Growth index.

The domestic equity market posted solid gains during the reporting period. After starting 2009 with the same negative tone that had marked 2008, the market abruptly reversed course in March. Stocks continued to post broad-based gains until the final three months of the reporting period when a more discriminating attitude toward risk became more evident. In terms of performance by investment style, growth outperformed value stocks during the reporting period.

Strong stock selection across financials, technology, materials and energy sectors drove the Portfolio outperformance relative to the benchmark index. Holdings within energy and health care proved to be the top contributors. A sizable overweight position in financials, coupled with an underweight position in consumer staples and industrial stocks further boosted relative results. Some of the top individual performers included Apple Inc., The Goldman Sachs Group, Genentech Inc., The Blackstone Group LP and Alcon Inc.

While sector allocation decisions had a modestly positive impact on overall Portfolio performance, an overweight position in energy, coupled with an underweight position in technology detracted. Other negatives during the reporting period included weak stock selection in the consumer staples, industrials, and consumer discretionary sectors. Some of the individual laggards included Gilead Sciences Inc., Microsoft Corp. Celgene Corp., Vestas Wind Systems A/S and Baxter International Inc.

OppenheimerFunds, Inc.

Capital Growth Portfolio — Class 1

Capital Growth Portfolio
Average Annual Total Returns as of 1/31/10
	Class 1*	Class 2*	Class 3*
1-year	40.19%	40.11%	39.89%
5-year	0.70%	0.55%	0.41%
Since Inception	–2.81%	–0.94%	5.82%

*	Inception date for Class 1: 7/5/00; Class 2: 7/9/01; Class 3: 9/30/02.

[1]	The Russell 1000 Growth Index consists of stocks with a greater-than-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-earnings ratios, lower dividend yields and higher forecasted growth values.

Note:  The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

During the twelve-month period ended January 31, 2010, the Capital Growth Portfolio — Class 1 shares produced a 40.19% return, outperforming the Russell 1000 Growth Index, which returned 37.85%. The global recession that defined 2008, continued in the first half of 2009, with the U.S. stock market hitting a multi-year low by early March. However, investor sentiment soon began to improve as evidence appeared that global credit markets were thawing in response to massive remedial efforts by U.S. government and monetary authorities, including the $787 billion American Recovery and Reinvestment Act of 2009. In March 2009 equities began an impressive rally that continued through mid-January 2010, shortly before the end of the reporting period.

The Portfolio’s investments outperformed the Index in six out of ten sectors during the reporting period. Holdings within the financials, energy, information technology and telecommunication services sectors proved to be the top performers. Sector allocation decisions also made positive contributions, benefiting from an overweight in the strong-performing financial sector, and underweight exposure to weaker performing sectors such as consumer staples and utilities. At the holdings level, top contributors to relative returns included Apple, Inc, Google, Inc., MasterCard, Inc., Coach, Inc. and IntercontinentalExchange Inc.

On the negative side, the Portfolio’s holdings underperformed the index within the consumer discretionary, industrials, and materials sectors. Within consumer discretionary, Apollo Group, Inc. had a difficult reporting period and detracted from results. An underweight position in Amazon.com, Inc. also hurt relative performance, as the stock delivered strong results during the reporting period. Within materials, the main detractor was Monsanto Co. Within industrials, stock selection results were weighed down in particular by weak performance from Lockheed Martin Corp.

OppenheimerFunds, Inc.

Capital Growth Portfolio — Class 1 — (continued)

The largest individual detractors during the reporting period included Devon Energy Corp., Gilead Sciences, Inc., Lockheed Martin Corp., Apollo Group, Inc., and MEMC Electronic Materials, Inc.

Massachusetts Financial Services Company

MFS Massachusetts Investors Trust Portfolio — Class 1

MFS Massachusetts Investors Trust Portfolio
Average Annual Total Returns as of 1/31/10
	Class 1*	Class 2*	Class 3*
1-year	31.65%	31.48%	31.30%
5-year	2.49%	2.34%	2.22%
10-year	0.57%	N/A	N/A
Since Inception	5.93%	1.61%	6.39%

*	Inception date for Class 1: 2/9/93; Class 2: 7/9/01; Class 3: 9/30/02.

[1]	The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

Note:  The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

For the 12-month reporting period ended January 31, 2010, the MFS Massachusetts Investors Trust Portfolio — Class 1 shares posted a return of 31.65%, compared to a gain of 33.14% for the S&P 500 Index.

Stock selection in the health care and financial sectors detracted from the Portfolio’s performance relative to the S&P 500 index during the reporting period. Holdings in global biotech company Genzyme Corp., pharmaceutical and medical products maker Abbott Laboratories, and Swiss pharmaceutical and diagnostic company Roche Holding AG were the largest relative detractors in health care sectors. On the other hand, Bank of America Corp. hindered relative results in the financials sector.

The Portfolio’s cash position was also a detractor from relative performance. In a period when equity markets rose, as measured by the portfolio’s benchmark, holding cash hurt performance versus the benchmark.

A combination of an underweighted position and strong security selection in the energy sector contributed to the portfolio’s relative performance. An underweight in integrated oil and gas company Exxon Mobil benefited relative returns.

Strong stock selection in the retailing sector was another positive area of relative strength. Holdings of strong-performing high-end department store Nordstrom, Inc. was among the Portfolio’s top relative contributors. Within the special products and services sector, security selection also benefited relative returns. Credit card company Visa, Inc. was a top relative contributor within this sector.

Elsewhere, financial services firm State Street Corp., microchip and electronics manufacturer Samsung Electronics Co. (South Korea), cruise operator Carnival Corp., brewer Heineken NV (based in The Netherlands), industrial and medical gases producer Linde AG (based in

Massachusetts Financial Services Company

MFS Massachusetts Investors Trust Portfolio — Class 1 — (continued)

Germany), and industrial automation products maker Rockwell Automation, Inc. helped relative returns.

Some of the detractors during the reporting period included industrial goods manufacturer Lockheed Martin Corp., leading software provider Microsoft Corp., utility servicer Exelon Corp., car manufacturer Ford Motor Co. and electric energy provider FPL, Inc.

Wells Capital Management, Incorporated

Fundamental Growth Portfolio — Class 1

Fundamental Growth Portfolio
Average Annual Total Returns as of 1/31/10
	Class 1*	Class 2*	Class 3*
1-year	32.10%	31.85%	31.81%
5-year	–1.24%	–1.38%	–1.46%
10-year	–5.39%	N/A	N/A
Since Inception	3.85%	–2.75%	2.53%

*	Inception date for Class 1: 2/9/93; Class 2: 7/9/01; Class 3: 9/30/02.

[1]	The Russell 1000® Growth Index consists of stocks with a greater-than-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-earnings ratios, lower dividend yields and higher forecasted growth values.

Note:  The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fundamental Growth Portfolio — Class 1 shares delivered a return of 32.10% for the 12-month reporting period ended January 31, 2010, underperforming the 37.85% gain for the Russell 1000 Growth Index.

A low-quality, high-beta rally marked the beginning of the recovery in the equity markets. During this type of market, the Portfolio’s fundamentally driven bottom up approach to investing is often challenged. The market recovery in the second half of 2009 corresponded to improving corporate profits and resulted in better Portfolio performance versus the benchmark.

Sector allocations that had the most significant impact on the Portfolio were found in the financials and consumer staples sectors. An underweight in the consumer staples sector led to a positive contribution. On the other hand, although an overweight allocation to financials was positive, it could not overcome the negative impact of stock selection within the sector during the fiscal year.

The negative impact to the Portfolio from stock selection was driven by holdings primarily in financials, consumer discretionary and health care sectors. MetLife, Inc. and AON Corp. were the largest underperformers in financials. Apollo Group, Inc. and McDonald’s Corp. led the detractors in consumer discretionary. Underperformance in the health care sector was led by Gilead Sciences, Inc. and Celgene Corp.

Sectors with positive stock selection during the year were in energy and materials. Pioneer Natural Resources Corp. and National Oilwell Varco, Inc. were the top performers in energy. Additional positive contributions came from materials companies with strong relative returns, specifically Freeport-McMoRan Copper and Gold, Inc.

SunAmerica Asset Management Corp.

Blue Chip Growth Portfolio — Class 1

Blue Chip Growth Portfolio
Average Annual Total Returns as of 1/31/10
	Class 1*	Class 2*	Class 3*
1-year	34.54%	34.33%	34.27%
5-year	0.40%	0.28%	0.18%
10-year	N/A	N/A	N/A
Since Inception	–4.55%	–1.71%	3.77%

*	Inception date for Class 1: 7/5/00; Class 2: 7/9/01; Class 3: 9/30/02.

[1]	The Russell 1000® Growth Index consists of stocks with a greater-than-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-earnings ratios, lower dividend yields and higher forecasted growth values.

Note:  The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

For the reporting period ended January 31, 2010, the Blue Chip Growth Portfolio — Class 1 shares returned 34.54%, compared to the Russell 1000 Growth Index, which advanced 37.85% during the period.

After a tumultuous fiscal 2009, the domestic economy and equity markets rebounded during the twelve-month period ending January 31, 2010. All major domestic equity indices posted positive returns for the annual period, including the Dow Jones Industrial Average, S&P 500 and Russell 1000 Growth indices which returned 29.83%, 33.14% and 37.85%, respectively. The rally was broad-based, as all ten S&P 500 industry groups posted positive returns, led by financial and information technology stocks, while the utility and energy groups proved to be the principal laggards.

Although the recovery was indeed impressive, it did not take hold immediately. At the start of the fiscal year, enormous economic uncertainty and pessimism shrouded the market, as unemployment rose, housing prices plunged, and credit markets deteriorated. Stocks finished the month of February on a decidedly negative note. However, investors’ expectation that the economy had already bottomed prompted a sizeable equity rally in the spring and summer of 2009. But in the final few months of the reporting period, lingering concerns regarding unemployment and consumer spending trends returned to the forefront, causing equity prices to give back some of their gains.

Strong stock selection, especially within energy, telecommunications and consumer discretionary made significant contributions to relative Portfolio results. An underweight in energy, coupled with an overweight allocation to information technology stocks also proved beneficial. No exposure to the utility group further boosted performance during the reporting period.

Davis Selected Advisers, L.P.

Real Estate Portfolio — Class 1

Real Estate Portfolio
Average Annual Total Returns as of 1/31/10
	Class 1*	Class 2*	Class 3*
1-year	41.19%	40.84%	40.80%
5-year	–0.27%	–0.43%	–0.51%
10 year	9.28%	N/A	N/A
Since Inception	6.34%	7.00%	7.46%

*	Inception date for Class 1: 6/2/97; Class 2: 7/9/01; Class 3: 9/30/02.

[1]	The Morgan Stanley Real Estate Investment Trust (REIT) Index is a capitalization-weighted index with dividends reinvested of mostly actively traded real estate investment trusts and is designed to be a measure of real estate equity performance. The index was developed with a base value of 200 as of December 31, 1994.

Note:  The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

During the annual reporting period ended January 31, 2010, the Real Estate Portfolio — Class 1 shares gained 41.19%, underperforming the 48.08% advance for the Morgan Stanley Real Estate Investment Trust (REIT) Index.

The Portfolio’s largest sector, office REIT’s proved to be the largest contributor to overall portfolio performance. SL Green Realty, Douglas Emmett, Digital Realty, and Corporate Office Properties were among the top performers during the reporting period, while Alexandria Real Estate was among the largest detractors from relative returns.

The Portfolio’s allocation to retail REIT’s also made substantial contribution to overall results, as the sector proved to be the best performing sector for the Portfolio during the reporting period. Taubman Centers, Simon Property Group, Federal Realty, and CBL & Associates delivered some of the top returns.

The Portfolio’s positions in industrial, diversified, and residential REITs all under-performed the index and weighed on relative results. In addition, investments in convertible bonds delivered positive returns, but underperformed equities in the strongly rising market, thus further detracting from relative performance.

Individual holdings that contributed to relative performance included Forest City Enterprises and Ventas, while Cogdell Spencer and Brixton had a negative impact on the overall Portfolio results.

Franklin Advisory Services, LLC

Small Company Value Portfolio — Class 1

Small Company Value Portfolio
Average Annual Total Returns as of 1/31/10
	Class 1*	Class 3*
1-year	45.46%	45.26%
5-year	1.07%	N/A
10-year	7.25%	N/A
Since Inception	7.04%	–1.78%

*	Inception date for Class 1: 12/14/98; Class 3: 9/13/05.

[1]	The Russell 2000® Value Index measures the performance of those Russell 2000® companies with lower price-to-book ratios and lower forecasted growth values.

Note:  The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Small Company Value Portfolio — Class 1 shares advanced 45.46%, outperforming the 36.55% return for the Russell 2000 Value Index.

Portfolio performance compared with the benchmark index benefited from an overweight position in the consumer discretionary sector. An underweight position in utilities, coupled with strong selection in that sector also contributed significantly to results. Holdings within the consumer staples and industrial sectors outperformed the market and made significant contributions to relative Portfolio results. Individual holdings that helped performance included recreational vehicle manufacturer Thor Industries, lumber and building products company Universal Forest Products, and metal distribution and fabrication company Reliance Steel & Aluminum.

During the fiscal year, detractors from relative Portfolio performance included an underweighted position coupled with weak stock selection within the information technology sector. Weak stock selection within health care, coupled with an overweight within industrials also had a negative impact. Individual holdings that hurt performance included crude oil transportation services company General Maritime, recreational vehicle manufacturer Monaco Coach and specialty property and casualty underwriter RLI.

The subadviser invested in five new positions found attractively valued: ceramics manufacturer Ceradyne, recreational vehicle products manufacturer Drew Industries, department store operator J.C. Penney, contract research firm Pharmaceutical Product Development and property and casualty insurance company Tower Group. The Portfolio also added significantly to several existing positions including Gardner Denver, Protective Life, Steris and Trinity Industries.

Franklin Advisory Services, LLC

Small Company Value Portfolio — Class 1 — (continued)

Portfolio holding IPC Holdings was purchased by Validus Group in September 2009 for cash and stock. During the fiscal year, the subadviser liquidated seven positions and reduced several others. Liquidations included Avocent and General Maritime, while reductions included Omnivision Technologies, Universal Forest Products and Warnaco Group.

J.P. Morgan Investment Management Inc.

Mid-Cap Growth Portfolio — Class 1

Mid-Cap Growth Portfolio
Average Annual Total Returns as of 1/31/10
	Class 1*	Class 2*	Class 3*
1-year	42.62%	42.62%	42.50%
5-year	–0.30%	–0.46%	–0.53%
10-year	–3.57%	N/A	N/A
Since Inception	0.89%	–4.33%	6.11%

*	Inception date for Class 1: 4/1/99; Class 2: 7/9/01; Class 3: 9/30/02.

[1]	The Russell Midcap® Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000® Growth Index.

Note:  The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Mid-Cap Growth Portfolio — Class 1 shares posted a return of 42.62% for the 12-month reporting period ended January 31, 2010, underperforming the 47.07% rise in the benchmark, the Russell Midcap Growth index.

U.S. equity markets rebounded strongly, finishing up 33.14%, as represented by the S&P 500 Index, for the year ended January 31, 2010. Large-cap stocks lagged both mid and small caps for the period as the Russell Midcap Index returned 46.63% and the Russell 2000 index returned 37.82%.

Stock selection in the financial services and producer durables sectors negatively impacted performance. On the positive side, stock selection coupled with an underweight in the utilities sector contributed to results. In addition, a significant underweight in the relatively underperforming consumer staples sector led to positive performance.

At the stock level, Leap Wireless International, Inc. and MEMC Electronic Materials detracted from performance. Leap, which operates wireless networks through a subsidiary, was hurt by growing competition within the pre-paid wireless market. Shares of MEMC Electronic, Inc., a silicon wafer manufacturer for solar power plants, declined on market reaction to the firm’s acquisition of SunEdison LLC.

Among the contributors to performance were Amdocs, Ltd. and Marvell Technology Group, Ltd. Amdocs, a provider of software services for the communications, media and entertainment industries, advanced on stabilization in its discretionary business, combined with strong recurring revenues. Marvell, a semiconductor company, benefited from strong demand for its networking storage chips. The company also improved its product mix and embarked on a successful cost-cutting campaign.

J.P. Morgan Investment Management, Inc.

Mid-Cap Growth Portfolio — Class 1 — (continued)

Relative to the benchmark, owning out of benchmark companies like Discovery Communication, Inc. and Mastercard, Inc. worked in favor of the Portfolio, while not owning companies in the index like Coach, Inc. and Priceline.Com, Inc. hurt.

Wells Capital Management, Incorporated

Aggressive Growth Portfolio — Class 1

Aggressive Growth Portfolio
Average Annual Total Returns as of 1/31/10
	Class 1*	Class 2*	Class 3*
1-year	41.72%	41.52%	41.56%
5-year	–4.54%	–4.68%	–4.77%
10-year	–6.18%	N/A	N/A
Since Inception	2.04%	–3.22%	2.02%

*	Inception date for Class 1: 6/3/96; Class 2: 7/9/01; Class 3: 9/30/02.

[1]	The Russell Midcap Growth® Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000® Growth Index.

Note:  The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Aggressive Growth Portfolio — Class 1 shares gained 41.72% during the 12-month reporting period ended January 31, 2010, underperforming the 47.07% advance for the Russell Midcap Growth benchmark index.

The fiscal year began on a precarious note as unemployment increased, the Gross Domestic Product contracted sharply, consumer confidence and spending plummeted, and the equity markets declined. Fears were offset, however, by the U.S. government’s economic stimulus program and the Federal Reserve’s efforts to reinvigorate the credit markets and the banking system. Renewed economic optimism brought positive equity market returns during the second fiscal quarter as constant talk of green shoots — which, while not demonstrating economic growth, were signs that the economy was stabilizing. Over the past fiscal year, mid cap growth equities had a strong and broad advance following 2008 declines.

Both sector allocation and security selection decisions had a negative impact on relative Portfolio results during the reporting period. Issue selection within the healthcare, industrials and materials sectors proved most detrimental. Some of the weakest performers included BioMarin Pharmaceutical Inc. and Genzyme Corp. within healthcare, Apollo Group Inc. and Genco Shipping and Trading Ltd. within industrials, and Pactiv Corp. and Pan American Silver Corp in materials.

Sector allocation results were weighed down by the cash position in the Portfolio, coupled with overweight allocations to stocks within the telecommunications services and consumer discretionary sectors.

Some of the positives during the reporting period included strong stock selection within financials, where the Portfolio benefited from exposure to TD Ameritrade Holding Corp. and First Horizon National Corp. Solid results from holdings within consumer discretionary also

Wells Capital Management, Incorporated

Aggressive Growth Portfolio — Class 1 — (continued)

made positive contributions during the reporting period. Stocks in the information technology sector generally benefited the Portfolio, as corporate earnings in the sector were stronger than expected. Omniture and Cognizant Technology Solutions Corp. were some of the best performers in the technology sector.

Wells Capital Management replaced SunAmerica Asset Management Corp. as the subadviser on the Portfolio effective July 20, 2009.

Morgan Stanley Investment Management Inc.

Growth Opportunities Portfolio — Class 1

Growth Opportunities Portfolio
Average Annual Total Returns as of 1/31/10
	Class 1*	Class 2*	Class 3*
1-year	22.44%	22.02%	22.17%
5-year	2.00%	1.86%	1.76%
Since Inception	–5.99%	–1.73%	6.81%

*	Inception date for Class 1: 7/05/00; Class 2: 7/9/01; Class 3: 9/30/02.

[1]	The Russell 2000® Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.

Note:  The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Growth Opportunities Portfolio — Class 1 shares delivered a return of 22.44% for the 12-month reporting period ended January 31, 2010, compared to an advance of 39.03% for the Russell 2000 Growth benchmark.

Overall, weak stock selection across most economic sectors turned out to be a significant headwind to relative performance. Stock selection within the health care sector detracted substantially as the overhang from potential government policy moves to reshape the sector injected much uncertainty, and led to rotation out of this typically defensive space into more economically sensitive names. Within the sector, notable shortfalls took place within health care services, equipment industries and biotechnology. The consumer discretionary sector also dampened relative performance, dragged down by holdings within the specialty retail and textile apparel industries.

Adverse stock selection within consumer staples, financials and industrials, coupled with an underweight allocation to the consumer discretionary sector further weighed on relative results. Individual stocks that lagged the market and had a negative impact on the overall Portfolio included AeroVironment Inc., Penn Virginia Corp., Immucor Inc., Comtech Telecommunications Corp., and Wright Medical Group Inc.

While sector allocation decisions had an overall negative impact on the Portfolio, underweight exposure to the industrials and healthcare sectors proved beneficial. An overweight allocation in the energy sector also had a positive impact given the relative strength of the sector. Within the energy sector, areas with notable relative gains included oil and gas drilling, and exploration and production. Within the utilities sector, strong stock selection in the electric utilities industry offset the negative effect from the Portfolio’s overweight exposure.

Some of the top individual performers during the reporting period included Asiainfo Holdings Inc., Vistaprint N.V., Riverbed Technology Inc., Rovi Corp, and Informatica Corp.

Marsico Capital Management, LLC

Marsico Focused Growth Portfolio — Class 1

Marsico Focused Growth Portfolio
Average Annual Total Returns as of 1/31/10
	Class 1*	Class 2*	Class 3*
1-year	36.91%	36.87%	36.71%
5-year	1.03%	0.86%	0.78%
Since Inception	1.30%	2.61%	4.54%

*	Inception date for Class 1: 12/29/00; Class 2: 7/9/01; Class 3: 9/30/02.

[1]	The Russell 1000 Growth Index measures the performance of those Russell 1000 companies with a greater-than-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-earnings ratios, lower dividend yields and higher forecasted growth values.

Note:  The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Marsico Focused Growth Portfolio — Class 1 shares posted a return of 36.91% for the 12 month reporting period ended January 31, 2010, underperforming the primary benchmark Russell 1000 Growth Index which rose 37.85%.

Sector selection had a modestly negative effect on the Portfolio’s performance. On average, the Portfolio maintained an underweighted posture in information technology, one of the strongest-performing sectors of the benchmark index, which hindered results. Throughout the reporting period, the Portfolio maintained approximately 4.3% of average net assets in cash and cash equivalents, a posture that resulted in an opportunity cost to performance in an advancing market.

In contrast, security selection had a positive impact on the Portfolio’s returns in the reporting period. In particular, stock selection in the health care and energy sectors helped results. Muting the positive effect, however, was negative stock selection in the consumer discretionary and industrials sectors. On an individual stock level, positions in Apple Inc., Goldman Sachs Group Inc., Visa Inc., Google Inc., and JPMorgan Chase & Co. emerged as the largest contributors, while Lockheed Martin Corp., Las Vegas Sands Corp., Gilead Sciences, Southwestern Energy Co., and Target Corp. were the Portfolio’s largest detractors.

Columbia Management Advisors, LLC

Technology Portfolio — Class 1

Technology Portfolio
Average Annual Total Returns as of 1/31/10
	Class 1*	Class 2*	Class 3*
1-year	40.65%	40.52%	40.79%
5-year	–2.39%	–2.58%	–2.59%
Since Inception	–14.71%	–7.10%	4.68%

*	Inception date for Class 1: 7/5/00; Class 2: 7/9/01; Class 3: 9/30/02.

[1]	The Merrill Lynch 100 Technology Index is an equally weighted index of 100 leading technology stocks.

[2]	The Nasdaq Composite Index includes over 4,000 companies and measures all Nasdaq domestic and international based common type stocks listed on The Nasdaq Stock Market.

Note:  The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Technology Portfolio — Class 1 shares gained 40.65% for the 12-month fiscal period ended January 31, 2010, compared to a 60.41% advance for the Merrill Lynch 100 Technology Index, and a 46.93% return for the Nasdaq Composite Index.

The Portfolio’s relative performance was negatively affected by weak stock selection results across most industries. Stocks in the semiconductor industry rallied strongly as the market sensed that the sector would benefit from the restocking of drawn down inventories and a pick-up in end demand. Not having enough exposure to some of the strongest performing semiconductor stocks in the Merrill Lynch 100 Technology Index proved very detrimental to relative Portfolio results during the fiscal period.

Within the software industry and telecommunication sectors, the Portfolio’s holdings such as McAfee, Symantec Corp. and American Tower Corp. lagged the index return and therefore had a negative impact on relative performance.

Some of the positives during the reporting period included exposure to Qualcomm within Communications equipment, Analog Devices within Semiconductor and Microsoft within Software industries. Apple within the Computers and Peripherals industry also benefited from this trend as the popularity of the i-phone exceeded optimistic projections. Stock selection within the internet catalog and retail industry helped, due to exposure to online travel service Priceline.com. The firm saw increased demand for its services, as consumers continue to look for the best available value in travel offerings online. A position in Netflix, a subscription-based online movie rental firm, also helped the Portfolio, as the company grew its subscription base and gained traction in their online streaming video initiative.

AllianceBernstein L.P.

Small & Mid Cap Value Portfolio — Class 2

Small & Mid Cap Value Portfolio
Average Annual Total Returns as of 1/31/10
	Class 2*	Class 3*
1-year	55.95%	55.64%
5-year	2.57%	2.46%
Since Inception	8.16%	9.44%

*	Inception date for Class 2: 8/1/02; Class 3: 9/30/02.

[1]	The Russell 2500 Value Index measures the performance of small to mid-cap value segment of the U.S. equity universe. It includes Russell 2500 companies with lower price-to-book ratios and lower forecasted growth values.

Note:  The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Small & Mid Cap Value Portfolio — Class 2 shares posted a gain of 55.95% for the 12-month fiscal period through January 31, 2010, outperforming the 40.69% advance in the Russell 2500 Value benchmark index.

After a difficult 2008, small and mid cap stocks continued to decline at the start of the reporting period After posting a low in early March, the U.S. stock market rallied sharply, buoyed by growing investor confidence that the financial crisis was over and an economic recovery was underway. The rally enabled every sector within the Russell 2500 Value index to rise during the reporting period. Consumer cyclical and consumer growth stocks led the market advance, while the utilities sector lagged the market.

Strong stock selection was the primary driver of Portfolio outperformance during the reporting period. Holdings within the technology, financial and consumer staples sectors outperformed the market and proved to be the top contributors to relative results. Stock selection within capital equipment and energy was also additive. In addition, sector allocation results benefited from an overweight exposure to consumer cyclicals, coupled with underweight allocations to utilities and financials. Some of the top performing stocks during the reporting period included Western Digital Corp., Perot Systems Corp., Flextronics Int’l Ltd., Whiting Petroleum Co and Celanese Corp.

On the negative side, weak stock selection within the consumer cyclicals and consumer growth sectors weighed on relative Portfolio performance. Underweight exposure to consumer growth stocks, coupled with an overweight in consumer staples and a modest cash position in the portfolio also had a negative impact. Some of the largest individual detractors during the reporting period included SUPERVALU Inc., Gannett Co. and Amerigroup Corp., Northeast Utilities and Ruddick Corp.

Putnam Investment Management, LLC

International Growth and Income Portfolio — Class 1

International Growth and Income Portfolio
Average Annual Total Returns as of 1/31/10
	Class 1*	Class 2*	Class 3*
1-year	36.93%	36.81%	36.70%
5-year	0.67%	0.53%	0.43%
10-year	0.92%	N/A	N/A
Since Inception	3.40%	2.61%	7.41%

*	Inception date for Class 1: 6/2/97; Class 2: 7/9/01; Class 3: 9/30/02

[1]	The S&P Developed ex-US Large Mid Cap Value Index is an unmanaged index of mostly large and some small-cap stocks from developed countries, excluding the United States, chosen for their value orientation.

Note:  The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

For the 12-month reporting period ended January 31, 2010, the International Growth & Income Portfolio — Class 1 shares posted a return of 36.93%, while the S&P Developed Ex-U.S. Large MidCap Value Index delivered a gain of 42.61%.

The index rebounded from its March low as international stock markets benefited from unprecedented rescue and stimulus efforts by governments and central banks around the world.

Stock selection detracted from relative returns during the reporting period, particularly within the consumer staples and capital goods sectors. Overweight positions in Koninklijke Ahold, Toyo Suisan Kaisha, and Lawson weighed on results within consumer staples. In the capital goods sector, an above-benchmark position in BAE Systems proved unfavorable. Other detractors included overweight positions to Nippon Telegraph & Telephone and Tokyo Gas and underweight positions to Deutsche Bank and ING Groep.

While overall stock selection for the period was negative, selection in the financial sector proved beneficial. Notable contributions came from overweight positions in Banco Santander, DnB NOR, National Bank of Canada, KBC Groep, and Wharf Holdings.

Sector allocation also had a negative impact on relative Portfolio performance during the fiscal period. An underweight to the consumer cyclicals sector and an overweight to health care offset the positive impact from an underweight to utilities. Country allocation decisions positively impacted results as an overweight position to China added to relative performance.

J.P. Morgan Investment Management, Inc.

Global Equities Portfolio — Class 1

Global Equities Portfolio
Average Annual Total Returns as of 1/31/10
	Class 1*	Class 2*	Class 3*
1-year	35.91%	35.69%	35.62%
5-year	2.93%	2.78%	2.69%
10-year	–2.05%	N/A	N/A
Since Inception	5.09%	1.35%	6.98%

*	Inception date for Class 1: 2/9/93; Class 2: 7/9/01; Class 3: 9/30/02.

[1]	The Morgan Stanley Capital International (MSCI) World IndexSM measures the performance of companies representative of the market structures of 22 developed market countries in North America, Europe and Asia/Pacific regions.

Note:  The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

For the 12-month reporting period ended January 31, 2010, the Global Equities Portfolio — Class 1 shares posted a return of 35.91%, compared to a 36.58% gain for the MSCI World benchmark index.

Geographically, all major regions posted double-digit returns, with the Pacific Rim leading the pack, generating 77.7%. Though Japan returned 16.32% during the period, it lagged other major regions. The United States, the largest component of the benchmark, rose 33.56%. For the Portfolio, an underweight in the Pacific Rim hurt returns, while stock selection in the United Kingdom and exposure to stocks in the emerging markets contributed.

From a sector perspective, materials led the way, up 60.98%, as commodity prices rose in anticipation of further improvements in economic conditions. Though financials fell victim to profit-taking in the fourth quarter of 2009, they paced the rally in the second and third quarter of 2009, increasing 52.14% overall for the 12 months ending January 31, 2010. More defensive sectors such as utilities (up 7.67%) and telecommunications (18.92%) posted more modest gains. Stock selection in industrials and information technology detracted from relative returns, while materials and an underweight in utilities helped.

The Portfolio aims to identify and capitalize on growth and value anomalies and trends. Style-wise, the Portfolio’s exposure to growth and momentum factors had a negative impact over the 12-month period, while the value styles targeted by the strategy had a positive impact. A modest overweight in small- and mid-cap names had a slight negative impact.

Morgan Stanley Investment Management Inc.

International Diversified Equities Portfolio — Class 1

International Diversified Equities Portfolio
Average Annual Total Returns as of 1/31/09
	Class 1*	Class 2*	Class 3*
1-year	37.99%	37.61%	37.53%
5-year	4.18%	4.02%	3.92%
10-year	–1.23%	N/A	N/A
Since Inception	2.68%	2.11%	8.26%

*	Inception date for Class 1: 10/28/94; Class 2: 7/9/01; Class 3: 9/30/02.

[1]	The Morgan Stanley Capital International (MSCI) Europe, Australasia, and Far East (EAFE)SM Index represents the foreign stocks of 21 countries in Europe, Australia and the Far East.

Note:  The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

For the 12-month reporting period ended January 31, 2010, the International Diversified Equities Portfolio — Class 1 shares posted a gain of 37.99%, underperforming the 39.68% advance in the MSCI EAFE benchmark.

The one-year period ended January 31, 2010 was an extraordinary year for international equity markets. The best performing areas were stocks within the materials sector and Australian equities. Emerging market stocks posted strong advances, outperforming developed market stocks. Financials also staged an impressive recovery, gaining roughly 50% during the reporting period. Stocks within the utilities sector, typically considered less economically sensitive, were the worst performers, gaining less than 10% during the reporting period.

An underweight allocation to financials, the sector which rallied the most off the market bottom in mid-March, coupled with an overweight to Japan proved to be the main detractors from relative Portfolio performance. A below-benchmark allocation to strong-performing Australian equities also had a negative impact. This was offset somewhat by exposure to companies domiciled in Brazil, Russia, Indonesia and Hong Kong. Slight overweight positions in the materials and energy sectors proved to be positive factors for the Portfolio, as the sectors benefited from investors’ expectations of a pick-up in economic growth.

Putnam Investment Management, LLC

Emerging Markets Portfolio — Class 1

Emerging Markets Portfolio
Average Annual Total Returns as of 1/31/10
	Class 1*	Class 2*	Class 3*
1-year	76.89%	76.72%	76.43%
5-year	12.61%	12.44%	12.31%
10-year	7.30%	N/A	N/A
Since Inception	6.61%	14.63%	19.25%

*	Inception date for Class 1: 6/2/97; Class 2: 7/9/01; Class 3: 9/30/02.

[1]	The Morgan Stanley Capital International (MSCI) Emerging Markets IndexSM measures the performance of companies representative of the market structure of 26 emerging economies. The MSCI Emerging Markets Index excludes closed markets and those shares in otherwise free markets which are not purchasable by foreigners.

Note:  The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

For the 12-month reporting period ended January 31, 2010, the Emerging Markets Portfolio — Class 1 shares posted an advance of 76.89%, underperforming the 80.66% return for the MSCI Emerging Markets Index.

The index posted strong advances after reaching a low in early March 2009, as international stock markets benefited from unprecedented rescue and stimulus efforts by governments and central banks around the world. Relative strength in the index was seen in the conglomerates (154.85%), and technology (90.38%) sectors. The communication services (20.49%), healthcare (36.90%), and utilities (38.30%) sectors underperformed the benchmark the most during the period.

Sector allocation decisions had a positive impact on relative Portfolio performance during the period. Overweight to consumer cyclicals sector contributed most. Conversely, an underweight to the basic materials sector detracted from relative performance. Stock selection within the Portfolio yielded the strongest results within the consumer cyclicals sector. This strength, however, was offset by unsuccessful selection within the financials and basic materials sectors.

Within consumer cyclicals, overweight positions to Astra International, Ford Otomotiv, Daum Communications, Dongfeng Motor and Desarrolladora Homex drove relative outperformance. Additionally, overweight positions to Gazprom, AsiaInfo Holdings, IVRCL Infrastructures & Projects, Kazakhmys and Perfect World were also top contributors.

Alternatively, overweights to Korea Investment Holdings, New World China Land, First Gulf Bank, Shinhan Financial, Absa Group and an underweight to Housing Development Finance were the largest detractors within financials. Additional top detractors were overweights to

Putnam Investment Management, LLC

Emerging Markets Portfolio — Class 1 — (continued)

Asia Cement China, China National Materials and Air Arabia as well as an underweight to Vale.

Country allocation had a positive effect on performance, helped by overweight allocations to Indonesia and Turkey. Conversely, underweight positions to India and Taiwan detracted from performance.

Templeton Investment Counsel, LLC

Foreign Value Portfolio — Class 2

Foreign Value Portfolio
Average Annual Total Returns as of 1/31/10
	Class 1*	Class 2*
1-year	38.76%	38.61%
5-year	3.49%	3.38%
Since Inception	8.03%	9.35%

*	Inception date for Class 2: 8/1/02; Class 3: 9/30/02.

[1]	The Morgan Stanley Capital International (MSCI) Europe, Australasia, and Far East (EAFE)® Index represents the foreign stocks of 21 countries in Europe, Australia and the Far East.

Note:  The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

For the 12-month reporting period ended January 31, 2010 the Foreign Value Portfolio — Class 2 shares posted a return of 38.76%, compared with a 39.68% return for the MSCI EAFE benchmark index.

Equity markets entered 2009 largely pricing in a possible economic depression and systemic solvency crisis, scenarios that were ultimately averted by one of the most aggressive global policy responses in financial history. As government monetary and fiscal intervention began to gain traction toward the end of the first quarter of 2009, equities bottomed and largely reversed their decline, economic growth stabilized and rebounded, and confidence was rekindled as investors began to believe the global financial system was finally on the mend. Global equities rallied from their March lows, led by the riskier, lower quality stocks that had been most vulnerable to a systemic meltdown or funding collapse. Emerging market economies fueled the recovery as governments aggressively incentivized lending and consumption. Inflation was generally mild, consumer spending increased from 2008 low levels and demand for a wide array of commodities increased during most of the period. In this environment, materials, financials and industrials were the best-performing sectors within the MSCI EAFE Index.

Overall stock selection led to positive relative outperformance whereas sector allocation decisions dampened the relative contribution. Stock selection in the industrials sector, particularly U.K.-based business services and facilities management specialist Rentokil Initial and Dutch temporary staffing and employment services agency Randstad Holding, were lead contributors. Stock selection in the highly cyclical consumer discretionary sector also helped relative returns, led by South Korean automobile manufacturer Hyundai Motor. A significant underweighting and stock selection in the utilities sector, which did not rally as strongly as other sectors during the year under review, positively influenced relative results.

Templeton Investment Counsel, LLC

Foreign Value Portfolio — Class 2 — (continued)

In terms of detractors, the Portfolio’s underweighting and stock selection in the financials sector hurt relative performance, particularly among commercial banks, and due in part to poor results stemming from a position in Japanese consumer credit provider Promise Co. Stock selection, coupled with a significant underweighting in the materials sector, an index leader, also hindered relative performance, mainly due to an underweighting in the metals and mining industry. Notable individual detractors included Japanese gaming device and software maker Nintendo, and Lonza Group, a Swiss research and production specialist operating within the pharmaceuticals and chemicals industries.

On a country basis, the Portfolio’s significant underweighting in Japanese stocks versus the benchmark index produced strong relative outperformance. Holdings in non-index countries South Korea and Brazil boosted relative results, where shares of the aforementioned Hyundai Motor and Brazilian oil and gas producer Petroleo Brasileiro (Petrobras) appreciated strongly. Stock selection, coupled with an overweighting in the Netherlands also helped the Portfolio’s relative performance, led by the aforementioned Randstad Holding and chemicals and paint manufacturer Akzo Nobel. However, an underweighted position in Australia hindered relative results, as many of the country’s commodity-related shares increased in value during the Portfolio’s fiscal year. Stock selection in Europe, particularly in the U.K. and France, also detracted from results, due in part to overweight positions in France Telecom and British military equipment contractor BAE Systems.

SUNAMERICA SERIES TRUST

VOTING PROXIES ON TRUST PORTFOLIO SECURITIES

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Trust’s portfolios which is available in the Trust’s Statement of Additional Information, may be obtained without charge upon request, by calling (800) 445-SUN2. This information is also available from the EDGAR database on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

PROXY VOTING RECORD ON TRUST PORTFOLIO SECURITIES

Information regarding how SunAmerica Series Trust Portfolios voted proxies related to securities held in SunAmerica Series Trust Portfolios during the most recent twelve month period ended June 30 is available, once filed with the U.S. Securities and Exchange Commission, without charge, upon request, by calling (800) 445-SUN2 or on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

DISCLOSURE OF QUARTERLY PORTFOLIO HOLDINGS

The Trust is required to file its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for its first and third fiscal quarters on Form N-Q. The Trust’s Forms N-Q are available on the U.S. Securities and Exchange Commission’s website at www.sec.gov. You can also review and obtain copies of the Forms N-Q at the U.S. Securities and Exchange Commission’s Public Reference Room in Washington, DC (information on the operation of Public Reference Room may be obtained by calling 1-800-SEC-0330).

This report is submitted solely for the general information of shareholders of the Trust. Distribution of this report to persons other than shareholders of the Trust is authorized only in connection with a currently effective prospectus, setting forth details of the Trust, which must precede or accompany this report.

Presorted Standard U.S. Postage Paid Towne, Inc.

1 SunAmerica Center
Los Angeles, California 90067-6022
CHANGE SERVICE REQUESTED
This report is not authorized for distribution to prospective purchasers unless accompanied or preceded by a current prospectus.

Item 2.	Code of Ethics.
SunAmerica Series Trust (“the registrant”) has adopted a Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002. During the fiscal year ended 2010, there were no reportable amendments, waivers, or implicit waivers to a provision of the code of ethics that applies to the registrant’s Principal Executive and Principal Accounting Officers.

Item 3.	Audit Committee Financial Expert.
The registrant’s Board of Trustees has determined that Allan Sher and Garrett Bouton each qualify as audit committee financial experts, as defined in the instructions to Item 3(a) of Form N-CSR. Mr. Sher and Mr. Bouton are considered “independent” for purposes of Item 3(a)(2) of Form N-CSR.

Item 4.	Principal Accountant Fees and Services.
(a)-(d) Aggregate fees billed to the registrant for the last two fiscal years for services rendered by the registrant’s principal accountant were as follows:

	2010	2009
(a) Audit Fees	$879,979	$886,189
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$161,708	$161,541
(d) All Other Fees	$0	$0
Audit Fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the principal accountant in connection with statutory and regulatory filings. Tax Fees principally include tax compliance, tax advice, tax planning and preparation of tax returns.

Aggregate fees billed to the investment adviser and Adviser Affiliates (as defined below in Item 4 (e)) that are required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X for the last two fiscal years for services rendered by the registrant’s principal accountant were as follows:

	2010	2009
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$0	$0
(d) All Other Fees	$0	$0
(e)	(1) The registrant’s audit committee pre-approves all audit services provided by the registrant’s principal accountant for the registrant and all non-audit services provided by the registrant’s principal accountant for the registrant, its investment adviser and any entity controlling, controlled by, or under common control with the investment adviser (“Adviser Affiliates”) that provides ongoing services to the registrant, if the engagement by the investment adviser or Adviser Affiliates relates directly to the operations and financial reporting of the registrant. The audit committee has not presently established any pre-approval policies and procedures that permit the pre-approval of the above services other than by the full audit committee. Certain de minimis exceptions are allowed for non-audit services in accordance with Rule 2-01(c)(7)(i)(C) of Regulation S-X as set forth in the registrant’s audit committee minutes.

(2) No services included in (b)-(d) above in connection with fees billed to the registrant or the investment adviser or Adviser Affiliates were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)	The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and Adviser Affiliates that provides ongoing services to the registrant for 2010 and 2009 were $264,633 and $161,541, respectively.

(h)	Not applicable.

Item 5.	Audit Committee of Listed Registrants.
Not applicable.

Item 6.	Investments.
Included in Item 1 to the Form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.
There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407)(as required by 22(b)(15)) of Schedule 14A (17 CFR 240.14a-101), or this Item 10.

Item 11.	Controls and Procedures.
(a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.
(a)	(1) Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.406.Code of Ethics.

(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(3) Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.
SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
SunAmerica Series Trust

By:	/s/ John T. Genoy
John T. Genoy
President
Date: April 9, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President
Date: April 9, 2010

By:	/s/ Donna M. Handel
Donna M. Handel
Treasurer
Date: April 9, 2010